Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 69.8%
Advertising — 2.4%
Trade Desk, Inc., Class A†	19,311	$ 808,938
Agriculture — 0.2%
Andersons, Inc.	350	11,547
Darling Ingredients, Inc.†	885	52,923
		64,470
Airlines — 0.0%
SkyWest, Inc.†	600	12,750
Apparel — 0.1%
Deckers Outdoor Corp.†	90	22,981
Steven Madden, Ltd.	450	14,495
		37,476
Auto Manufacturers — 0.1%
Wabash National Corp.	1,875	25,463
Auto Parts&Equipment — 0.1%
Douglas Dynamics, Inc.	307	8,823
Goodyear Tire & Rubber Co.†	108	1,157
Lear Corp.	75	9,442
		19,422
Banks — 1.8%
1st Source Corp.	125	5,675
Atlantic Union Bankshares Corp.	91	3,087
Banner Corp.	375	21,079
Business First Bancshares, Inc.	250	5,328
Byline Bancorp, Inc.	500	11,900
Cadence Bank	560	13,149
Capital City Bank Group, Inc.	175	4,881
Cathay General Bancorp	215	8,417
Central Pacific Financial Corp.	600	12,870
Columbia Banking System, Inc.	625	17,906
Community Bank System, Inc.	100	6,328
ConnectOne Bancorp, Inc.	350	8,558
CVB Financial Corp.	1,390	34,486
Eastern Bankshares, Inc.	2,775	51,226
Enterprise Financial Services Corp.	175	7,263
Equity Bancshares, Inc., Class A	150	4,374
Financial Institutions, Inc.	50	1,301
First BanCorp/Puerto Rico	575	7,423
First Bancshares, Inc.	50	1,430
First Citizens BancShares, Inc., Class A	12	7,845
First Commonwealth Financial Corp.	800	10,736
First Financial Corp.	135	6,008
First Interstate BancSystem, Inc., Class A	101	3,849
First Merchants Corp.	525	18,700
Glacier Bancorp, Inc.	210	9,958
Hancock Whitney Corp.	400	17,732
HarborOne Bancorp, Inc.	225	3,103
Heritage Commerce Corp.	325	3,474
Home BancShares, Inc.	925	19,212
HomeStreet, Inc.	275	9,534
Hope Bancorp, Inc.	1,855	25,673
Independent Bank Corp.	225	4,338
Independent Bank Corp. of Rockland Massachusetts	250	19,857
Independent Bank Group, Inc.	95	6,451
Luther Burbank Corp.	100	1,305
Merchants Bancorp	37	839
Meta Financial Group, Inc.	200	7,734
National Bank Holdings Corp., Class A	85	3,253
Security Description	Shares or Principal Amount	Value

Banks (continued)
Nicolet Bankshares, Inc.†	25	$ 1,809
OFG Bancorp	525	13,335
Old National Bancorp	1,525	22,555
Old Second Bancorp, Inc.	375	5,018
Origin Bancorp, Inc.	50	1,940
Peapack-Gladstone Financial Corp.	50	1,485
Peoples Bancorp, Inc.	75	1,995
Pinnacle Financial Partners, Inc.	200	14,462
Popular, Inc.	215	16,540
Premier Financial Corp.	100	2,535
QCR Holdings, Inc.	85	4,589
Republic Bancorp, Inc., Class A	25	1,206
Sandy Spring Bancorp, Inc.	200	7,814
Simmons First National Corp., Class A	150	3,189
South Plains Financial, Inc.	25	604
South State Corp.	125	9,644
Southside Bancshares, Inc.	100	3,742
TriCo Bancshares	245	11,182
Trustmark Corp.	500	14,595
UMB Financial Corp.	325	27,982
United Community Banks, Inc.	225	6,793
Valley National Bancorp	325	3,383
Veritex Holdings, Inc.	225	6,584
Webster Financial Corp.	350	14,752
Westamerica BanCorp	225	12,523
Wintrust Financial Corp.	85	6,813
		623,351
Biotechnology — 5.4%
2seventy Bio, Inc.†	1,104	14,573
ACADIA Pharmaceuticals, Inc.†	375	5,284
Amicus Therapeutics, Inc.†	3,600	38,664
Arrowhead Pharmaceuticals, Inc.†	350	12,324
Atara Biotherapeutics, Inc.†	2,050	15,969
Beam Therapeutics, Inc.†	225	8,710
Biohaven Pharmaceutical Holding Co., Ltd.†	100	14,571
Bluebird Bio, Inc.†	87	360
Bridgebio Pharma, Inc.†	200	1,816
CTI BioPharma Corp.†	2,228	13,301
Decibel Therapeutics, Inc.†	26	109
Eiger BioPharmaceuticals, Inc.†	650	4,095
Emergent BioSolutions, Inc.†	50	1,552
Esperion Therapeutics, Inc.†	50	318
Fate Therapeutics, Inc.†	1,075	26,638
Global Blood Therapeutics, Inc.†	775	24,761
Illumina, Inc.†	848	156,337
Insmed, Inc.†	90	1,775
Intellia Therapeutics, Inc.†	350	18,116
Intercept Pharmaceuticals, Inc.†	1,125	15,536
iTeos Therapeutics, Inc.†	1,700	35,020
Kymera Therapeutics, Inc.†	400	7,876
Ligand Pharmaceuticals, Inc.†	150	13,383
Relay Therapeutics, Inc.†	1,400	23,450
REVOLUTION Medicines, Inc.†	825	16,079
Royalty Pharma PLC, Class A	30,298	1,273,728
Sana Biotechnology, Inc.†	13	84
Sutro Biopharma, Inc.†	100	521
Syndax Pharmaceuticals, Inc.†	1,175	22,607
TG Therapeutics, Inc.†	1,125	4,781
Travere Therapeutics, Inc.†	1,025	24,836
Turning Point Therapeutics, Inc.†	90	6,773

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Tyra Biosciences, Inc.†	1,525	$ 10,904
Xencor, Inc.†	1,100	30,107
		1,844,958
Building Materials — 0.2%
Boise Cascade Co.	425	25,283
Cornerstone Building Brands, Inc.†	150	3,674
Louisiana-Pacific Corp.	220	11,530
UFP Industries, Inc.	360	24,530
		65,017
Chemicals — 0.2%
AdvanSix, Inc.	395	13,209
Cabot Corp.	375	23,921
Ecovyst, Inc.	225	2,216
H.B. Fuller Co.	60	3,613
Ingevity Corp.†	315	19,889
Minerals Technologies, Inc.	100	6,134
Tronox Holdings PLC, Class A	525	8,820
		77,802
Coal — 0.1%
Alpha Metallurgical Resources, Inc.	55	7,102
Arch Resources, Inc.	180	25,756
Peabody Energy Corp.†	300	6,399
SunCoke Energy, Inc.	625	4,257
		43,514
Commercial Services — 4.7%
ABM Industries, Inc.	445	19,322
Adtalem Global Education, Inc.†	650	23,380
Adyen NV*†	478	702,668
AMN Healthcare Services, Inc.†	125	13,714
Avis Budget Group, Inc.†	53	7,795
Barrett Business Services, Inc.	515	37,528
Block, Inc., Class A†	8,441	518,784
Brink's Co.	100	6,071
Chegg, Inc.†	1,075	20,188
Coursera, Inc.†	120	1,702
Ennis, Inc.	125	2,529
EVERTEC, Inc.	280	10,326
HealthEquity, Inc.†	150	9,209
Heidrick & Struggles International, Inc.	50	1,618
Huron Consulting Group, Inc.†	425	27,621
Information Services Group	3,250	21,970
John Wiley & Sons, Inc., Class A	975	46,566
Kelly Services, Inc., Class A	1,410	27,960
Kforce, Inc.	325	19,935
Korn Ferry	225	13,054
LiveRamp Holdings, Inc.†	275	7,098
Marathon Digital Holdings, Inc.†	200	1,068
Medifast, Inc.	25	4,513
Perdoceo Education Corp.†	1,250	14,725
PROG Holdings, Inc.†	125	2,063
Riot Blockchain, Inc.†	175	733
TriNet Group, Inc.†	85	6,598
TrueBlue, Inc.†	800	14,320
		1,583,058
Computers — 0.5%
CACI International, Inc., Class A†	118	33,250
Insight Enterprises, Inc.†	50	4,314
Security Description	Shares or Principal Amount	Value

Computers (continued)
NetScout Systems, Inc.†	1,700	$ 57,545
Ping Identity Holding Corp.†	900	16,326
Qualys, Inc.†	205	25,859
Rapid7, Inc.†	325	21,710
Varonis Systems, Inc.†	575	16,859
		175,863
Distribution/Wholesale — 0.2%
Avient Corp.	405	16,232
G-III Apparel Group, Ltd.†	300	6,069
ScanSource, Inc.†	1,050	32,697
Titan Machinery, Inc.†	300	6,723
Veritiv Corp.†	125	13,569
WESCO International, Inc.†	15	1,607
		76,897
Diversified Finan Serv — 0.8%
AssetMark Financial Holdings, Inc.†	200	3,754
Blucora, Inc.†	975	17,998
Coinbase Global, Inc., Class A†	2,628	123,569
Cowen, Inc., Class A	225	5,330
Encore Capital Group, Inc.†	375	21,664
Focus Financial Partners, Inc., Class A†	475	16,178
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	50	1,893
Mr. Cooper Group, Inc.†	105	3,858
Navient Corp.	250	3,498
Nelnet, Inc., Class A	25	2,131
PJT Partners, Inc., Class A	260	18,273
Radian Group, Inc.	1,525	29,966
Stifel Financial Corp.	232	12,997
Virtus Investment Partners, Inc.	25	4,275
		265,384
Electric — 0.3%
ALLETE, Inc.	65	3,821
Avista Corp.	125	5,439
Clearway Energy, Inc., Class A	225	7,193
Clearway Energy, Inc., Class C	295	10,278
IDACORP, Inc.	175	18,536
PNM Resources, Inc.	175	8,361
Portland General Electric Co.	675	32,623
Unitil Corp.	185	10,863
Via Renewables, Inc.	1,000	7,660
		104,774
Electrical Components & Equipment — 0.1%
Encore Wire Corp.	260	27,019
Powell Industries, Inc.	325	7,595
		34,614
Electronics — 0.6%
Atkore, Inc.†	725	60,182
Benchmark Electronics, Inc.	1,750	39,480
Knowles Corp.†	950	16,464
OSI Systems, Inc.†	685	58,526
Sanmina Corp.†	275	11,201
Vishay Intertechnology, Inc.	1,000	17,820
		203,673
Energy-Alternate Sources — 0.1%
Green Plains, Inc.†	300	8,151
REX American Resources Corp.†	50	4,240

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy-Alternate Sources (continued)
SunPower Corp.†	300	$ 4,743
Sunrun, Inc.†	550	12,848
		29,982
Engineering & Construction — 0.7%
Comfort Systems USA, Inc.	600	49,890
EMCOR Group, Inc.	425	43,758
MasTec, Inc.†	435	31,172
MYR Group, Inc.†	485	42,743
Primoris Services Corp.	1,050	22,848
TopBuild Corp.†	195	32,596
		223,007
Entertainment — 0.3%
Cinemark Holdings, Inc.†	275	4,130
Lions Gate Entertainment Corp., Class A†	1,825	16,991
Marriott Vacations Worldwide Corp.	200	23,240
Red Rock Resorts, Inc., Class A	1,160	38,698
SeaWorld Entertainment, Inc.†	490	21,648
		104,707
Environmental Control — 0.1%
Heritage-Crystal Clean, Inc.†	150	4,044
Tetra Tech, Inc.	275	37,551
		41,595
Food — 0.1%
John B. Sanfilippo & Son, Inc.	125	9,061
Seneca Foods Corp., Class A†	150	8,331
SpartanNash Co.	50	1,509
Sprouts Farmers Market, Inc.†	650	16,458
		35,359
Food Service — 0.0%
Healthcare Services Group, Inc.	400	6,964
Gas — 0.2%
Chesapeake Utilities Corp.	25	3,239
New Jersey Resources Corp.	825	36,737
Northwest Natural Holding Co.	250	13,275
ONE Gas, Inc.	155	12,584
		65,835
Healthcare-Products — 1.4%
Adaptive Biotechnologies Corp.†	150	1,214
AngioDynamics, Inc.†	1,400	27,090
Bioventus, Inc., Class A†	650	4,433
Cardiovascular Systems, Inc.†	1,750	25,130
Inspire Medical Systems, Inc.†	110	20,094
Integer Holdings Corp.†	420	29,677
Intuitive Surgical, Inc.†	935	187,664
LivaNova PLC†	575	35,920
Nevro Corp.†	115	5,040
NuVasive, Inc.†	1,475	72,511
SeaSpine Holdings Corp.†	125	706
Shockwave Medical, Inc.†	115	21,985
STAAR Surgical Co.†	290	20,570
Varex Imaging Corp.†	225	4,813
ViewRay, Inc.†	6,150	16,297
Zynex, Inc.	1,137	9,073
		482,217
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 0.2%
Fulgent Genetics, Inc.†	375	$ 20,449
LifeStance Health Group, Inc.†	1,550	8,618
Medpace Holdings, Inc.†	170	25,444
ModivCare, Inc.†	25	2,112
OPKO Health, Inc.†	3,125	7,906
Tenet Healthcare Corp.†	200	10,512
		75,041
Home Builders — 0.2%
LGI Homes, Inc.†	70	6,083
Meritage Homes Corp.†	275	19,937
Taylor Morrison Home Corp.†	975	22,776
Tri Pointe Homes, Inc.†	325	5,483
Winnebago Industries, Inc.	25	1,214
		55,493
Home Furnishings — 0.1%
Sleep Number Corp.†	175	5,416
Sonos, Inc.†	600	10,824
		16,240
Household Products/Wares — 0.0%
Central Garden & Pet Co., Class A†	150	6,002
Helen of Troy, Ltd.†	40	6,496
		12,498
Insurance — 0.4%
American Equity Investment Life Holding Co.	75	2,743
Employers Holdings, Inc.	275	11,520
Essent Group, Ltd.	775	30,147
Kinsale Capital Group, Inc.	105	24,112
MGIC Investment Corp.	750	9,450
NMI Holdings, Inc., Class A†	525	8,741
RLI Corp.	260	30,313
Selective Insurance Group, Inc.	140	12,172
		129,198
Internet — 16.0%
Airbnb, Inc., Class A†	4,335	386,162
Amazon.com, Inc.†	8,123	862,744
Chewy, Inc., Class A†	18,080	627,738
EverQuote, Inc., Class A†	125	1,105
Farfetch, Ltd., Class A†	18,483	132,338
IAC/InterActiveCorp†	3,721	282,684
Match Group, Inc.†	2,670	186,072
MercadoLibre, Inc.†	501	319,072
Okta, Inc.†	2,329	210,542
Perficient, Inc.†	650	59,598
Q2 Holdings, Inc.†	275	10,607
QuinStreet, Inc.†	1,275	12,827
Shopify, Inc., Class A†	26,030	813,177
Spotify Technology SA†	3,109	291,717
Uber Technologies, Inc.†	50,023	1,023,471
Upwork, Inc.†	400	8,272
Wayfair, Inc., Class A†	4,570	199,069
Yelp, Inc.†	950	26,381
		5,453,576
Iron/Steel — 0.1%
Allegheny Technologies, Inc.†	200	4,542
Cleveland-Cliffs, Inc.†	250	3,843

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Iron/Steel (continued)
Commercial Metals Co.	865	$ 28,631
Schnitzer Steel Industries, Inc., Class A	180	5,911
		42,927
Leisure Time — 0.1%
Acushnet Holdings Corp.	600	25,008
Liberty TripAdvisor Holdings, Inc., Class A†	2,714	2,053
		27,061
Lodging — 0.1%
Boyd Gaming Corp.	450	22,388
Machinery-Constr&Mining — 0.1%
Argan, Inc.	725	27,057
Bloom Energy Corp., Class A†	400	6,600
Terex Corp.	100	2,737
		36,394
Machinery-Diversified — 0.1%
Altra Industrial Motion Corp.	450	15,863
Kadant, Inc.	75	13,676
		29,539
Media — 0.3%
AMC Networks, Inc., Class A†	525	15,288
Liberty Latin America, Ltd., Class C†	6,400	49,856
Sinclair Broadcast Group, Inc., Class A	900	18,360
Thryv Holdings, Inc.†	275	6,157
		89,661
Metal Fabricate/Hardware — 0.1%
AZZ, Inc.	100	4,082
Mueller Industries, Inc.	500	26,645
Olympic Steel, Inc.	150	3,863
TimkenSteel Corp.†	350	6,548
		41,138
Mining — 0.1%
Alcoa Corp.	65	2,963
Arconic Corp.†	800	22,440
Coeur Mining, Inc.†	775	2,356
Constellium SE†	1,100	14,531
Hecla Mining Co.	400	1,568
		43,858
Miscellaneous Manufactur — 0.2%
EnPro Industries, Inc.	50	4,097
Fabrinet†	225	18,247
Hillenbrand, Inc.	550	22,528
Materion Corp.	105	7,742
		52,614
Office Furnishings — 0.0%
Steelcase, Inc., Class A	1,425	15,290
Oil & Gas — 0.7%
Antero Resources Corp.†	80	2,452
CNX Resources Corp.†	625	10,288
Delek US Holdings, Inc.†	900	23,256
Magnolia Oil & Gas Corp., Class A	1,625	34,109
Matador Resources Co.	275	12,812
Murphy Oil Corp.	950	28,680
Oasis Petroleum, Inc.	120	14,598
Ovintiv, Inc.	961	42,467
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Patterson-UTI Energy, Inc.	1,125	$ 17,730
PBF Energy, Inc., Class A†	200	5,804
PDC Energy, Inc.	525	32,345
SM Energy Co.	275	9,402
Whiting Petroleum Corp.	25	1,701
		235,644
Oil & Gas Services — 0.3%
Archrock, Inc.	300	2,481
ChampionX Corp.	500	9,925
Helix Energy Solutions Group, Inc.†	450	1,395
MRC Global, Inc.†	1,750	17,430
NexTier Oilfield Solutions, Inc.†	1,625	15,454
NOW, Inc.†	3,800	37,164
Oceaneering International, Inc.†	700	7,476
Oil States International, Inc.†	550	2,981
ProPetro Holding Corp.†	475	4,750
Select Energy Services, Inc., Class A†	325	2,216
		101,272
Pharmaceuticals — 1.2%
Aclaris Therapeutics, Inc.†	1,200	16,752
AdaptHealth Corp.†	600	10,824
Alkermes PLC†	490	14,597
Amneal Pharmaceuticals, Inc.†	1,950	6,201
Amphastar Pharmaceuticals, Inc.†	375	13,046
Arvinas, Inc.†	515	21,676
BellRing Brands, Inc.†	2,125	52,891
Catalyst Pharmaceuticals, Inc.†	4,750	33,298
Coherus Biosciences, Inc.†	2,975	21,539
Corcept Therapeutics, Inc.†	525	12,485
Enanta Pharmaceuticals, Inc.†	400	18,908
Fulcrum Therapeutics, Inc.†	1,223	5,993
Herbalife Nutrition, Ltd.†	1,465	29,959
Heron Therapeutics, Inc.†	1,175	3,278
Kura Oncology, Inc.†	1,575	28,870
Madrigal Pharmaceuticals, Inc.†	175	12,527
Option Care Health, Inc.†	3,250	90,318
Protagonist Therapeutics, Inc.†	595	4,706
USANA Health Sciences, Inc.†	350	25,326
Y-mAbs Therapeutics, Inc.†	25	378
		423,572
Real Estate — 0.1%
Cushman & Wakefield PLC†	600	9,144
Kennedy-Wilson Holdings, Inc.	1,600	30,304
Realogy Holdings Corp.†	950	9,339
		48,787
REITS — 1.5%
Agree Realty Corp.	460	33,180
Alexander & Baldwin, Inc.	509	9,137
American Assets Trust, Inc.	125	3,713
Apple Hospitality REIT, Inc.	1,250	18,337
Ares Commercial Real Estate Corp.	1,400	17,122
Blackstone Mtg. Trust, Inc., Class A	1,050	29,053
Brandywine Realty Trust	525	5,061
Broadstone Net Lease, Inc.	250	5,127
Centerspace	85	6,932
Chatham Lodging Trust†	75	784
City Office REIT, Inc.	325	4,209
Community Healthcare Trust, Inc.	125	4,526
Corporate Office Properties Trust	425	11,131

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
DiamondRock Hospitality Co.†	500	$ 4,105
Ellington Financial, Inc.	550	8,068
Equity Commonwealth†	700	19,271
Essential Properties Realty Trust, Inc.	225	4,835
First Industrial Realty Trust, Inc.	250	11,870
Four Corners Property Trust, Inc.	225	5,983
GEO Group, Inc.†	1,275	8,415
Getty Realty Corp.	250	6,625
Gladstone Commercial Corp.	250	4,710
Global Medical REIT, Inc.	175	1,965
Healthcare Realty Trust, Inc.	1,015	27,608
Highwoods Properties, Inc.	75	2,564
Independence Realty Trust, Inc.	450	9,328
Kite Realty Group Trust	789	13,642
KKR Real Estate Finance Trust, Inc.	1,400	24,430
Ladder Capital Corp.	975	10,276
National Storage Affiliates Trust	500	25,035
Paramount Group, Inc.	475	3,434
Pebblebrook Hotel Trust	375	6,214
Phillips Edison & Co., Inc.	275	9,188
Physicians Realty Trust	400	6,980
Piedmont Office Realty Trust, Inc., Class A	500	6,560
Plymouth Industrial REIT, Inc.	275	4,824
PotlatchDeltic Corp.	235	10,385
Ready Capital Corp.	400	4,768
Redwood Trust, Inc.	675	5,204
Retail Opportunity Investments Corp.	925	14,596
RLJ Lodging Trust	700	7,721
Ryman Hospitality Properties, Inc.†	140	10,644
SITE Centers Corp.	1,400	18,858
STAG Industrial, Inc.	215	6,639
Summit Hotel Properties, Inc.†	175	1,272
Sunstone Hotel Investors, Inc.†	250	2,480
Terreno Realty Corp.	205	11,425
TPG RE Finance Trust, Inc.	450	4,055
UMH Properties, Inc.	125	2,208
Xenia Hotels & Resorts, Inc.†	1,275	18,526
		493,023
Retail — 0.8%
Abercrombie & Fitch Co., Class A†	875	14,805
Academy Sports & Outdoors, Inc.	775	27,543
Asbury Automotive Group, Inc.†	25	4,234
Bed Bath & Beyond, Inc.†	400	1,988
BJ's Wholesale Club Holdings, Inc.†	200	12,464
Bloomin' Brands, Inc.	1,200	19,944
BlueLinx Holdings, Inc.†	250	16,702
Dillard's, Inc., Class A	45	9,926
Group 1 Automotive, Inc.	125	21,225
Guess?, Inc.	475	8,099
Hibbett Sports, Inc.	150	6,557
Lithia Motors, Inc.	25	6,870
Murphy USA, Inc.	240	55,889
Nu Skin Enterprises, Inc., Class A	330	14,289
ODP Corp.†	525	15,876
Rush Enterprises, Inc., Class A	125	6,025
Signet Jewelers, Ltd.	135	7,217
Sonic Automotive, Inc., Class A	300	10,989
Winmark Corp.	25	4,889
Zumiez, Inc.†	425	11,050
		276,581
Security Description	Shares or Principal Amount	Value

Savings & Loans — 0.3%
Axos Financial, Inc.†	225	$ 8,066
Brookline Bancorp, Inc.	2,200	29,282
Flushing Financial Corp.	75	1,595
HomeTrust Bancshares, Inc.	175	4,375
Northfield Bancorp, Inc.	850	11,075
OceanFirst Financial Corp.	1,675	32,043
Washington Federal, Inc.	675	20,263
		106,699
Semiconductors — 3.6%
Amkor Technology, Inc.	500	8,475
ASML Holding NV	2,268	1,079,296
Cirrus Logic, Inc.†	100	7,254
Cohu, Inc.†	650	18,037
MACOM Technology Solutions Holdings, Inc.†	100	4,610
Rambus, Inc.†	450	9,670
Semtech Corp.†	115	6,322
Silicon Laboratories, Inc.†	580	81,328
SiTime Corp.†	50	8,151
Veeco Instruments, Inc.†	600	11,640
		1,234,783
Software — 21.8%
Alkami Technology, Inc.†	96	1,333
Allscripts Healthcare Solutions, Inc.†	725	10,752
Bandwidth, Inc., Class A†	525	9,881
Blackline, Inc.†	385	25,641
Box, Inc., Class A†	1,750	43,995
Cardlytics, Inc.†	350	7,809
Cloudflare, Inc., Class A†	20,020	875,875
CommVault Systems, Inc.†	375	23,587
Coupa Software, Inc.†	4,421	252,439
CSG Systems International, Inc.	390	23,275
Datadog, Inc., Class A†	9,702	924,018
DigitalOcean Holdings, Inc.†	401	16,585
Donnelley Financial Solutions, Inc.†	275	8,055
eGain Corp.†	4,031	39,302
ManTech International Corp., Class A	85	8,113
Momentive Global, Inc.†	1,575	13,860
NextGen Healthcare, Inc.†	1,350	23,544
PagerDuty, Inc.†	700	17,346
Paycor HCM, Inc.†	375	9,750
ROBLOX Corp., Class A†	25,041	822,847
Simulations Plus, Inc.	275	13,566
Snowflake, Inc., Class A†	8,842	1,229,569
Sprout Social, Inc., Class A†	235	13,646
SPS Commerce, Inc.†	30	3,392
Twilio, Inc., Class A†	1,618	135,605
Unity Software, Inc.†	10,920	402,074
Veeva Systems, Inc., Class A†	4,678	926,431
Workiva, Inc.†	415	27,386
Xperi Holding Corp.	1,050	15,151
Zoom Video Communications, Inc., Class A†	6,008	648,684
ZoomInfo Technologies, Inc.†	24,394	810,857
Zuora, Inc., Class A†	1,400	12,530
		7,396,898

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications — 0.2%
A10 Networks, Inc.	2,225	$ 31,996
EchoStar Corp., Class A†	1,150	22,195
		54,191
Textiles — 0.1%
UniFirst Corp.	120	20,662
Transportation — 0.3%
ArcBest Corp.	565	39,759
Atlas Air Worldwide Holdings, Inc.†	85	5,245
Dorian LPG, Ltd.	319	4,849
Eagle Bulk Shipping, Inc.	100	5,188
Hub Group, Inc., Class A†	150	10,641
Radiant Logistics, Inc.†	525	3,895
Safe Bulkers, Inc.	1,000	3,820
Schneider National, Inc., Class B	450	10,071
Werner Enterprises, Inc.	75	2,891
		86,359
Trucking&Leasing — 0.0%
GATX Corp.	70	6,591
Water — 0.1%
American States Water Co.	550	44,831
Total Common Stocks (cost $34,714,746)		23,729,899
CORPORATE BONDS & NOTES — 9.6%
Advertising — 0.0%
Lamar Media Corp.
4.88%, 01/15/2029	$ 15,000	13,495
Aerospace/Defense — 0.1%
Boeing Co.
5.04%, 05/01/2027	5,000	4,940
5.15%, 05/01/2030	6,000	5,775
L3Harris Technologies, Inc.
3.85%, 06/15/2023	13,000	12,989
Northrop Grumman Corp.
5.15%, 05/01/2040	4,000	4,067
Raytheon Technologies Corp.
2.38%, 03/15/2032	5,000	4,239
3.95%, 08/16/2025	10,000	10,030
		42,040
Agriculture — 0.2%
BAT Capital Corp.
2.26%, 03/25/2028	20,000	16,784
4.74%, 03/16/2032	20,000	17,823
BAT International Finance PLC
4.45%, 03/16/2028	7,000	6,637
Cargill, Inc.
4.00%, 06/22/2032*	7,000	6,868
		48,112
Apparel — 0.1%
Hanesbrands, Inc.
4.88%, 05/15/2026*	15,000	13,894
William Carter Co.
5.63%, 03/15/2027*	30,000	28,092
		41,986
Security Description	Shares or Principal Amount	Value

Auto Manufacturers — 0.1%
Ford Motor Co.
3.25%, 02/12/2032	$ 10,000	$ 7,415
General Motors Financial Co., Inc.
3.60%, 06/21/2030	11,000	9,524
		16,939
Banks — 1.7%
Bank of America Corp.
2.46%, 10/22/2025	10,000	9,534
2.50%, 02/13/2031	10,000	8,486
2.57%, 10/20/2032	5,000	4,136
3.31%, 04/22/2042	15,000	11,817
4.08%, 03/20/2051	23,000	19,869
4.75%, 04/21/2045	15,000	13,687
Bank of New York Mellon Corp.
2.05%, 01/26/2027	25,000	23,003
Citigroup, Inc.
1.28%, 11/03/2025	10,000	9,295
2.52%, 11/03/2032	15,000	12,207
4.08%, 04/23/2029	5,000	4,778
Fifth Third Bancorp
1.71%, 11/01/2027	40,000	35,541
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	20,000	16,224
2.62%, 04/22/2032	30,000	24,974
2.91%, 07/24/2023	10,000	9,997
3.10%, 02/24/2033	5,000	4,282
3.81%, 04/23/2029	30,000	28,332
JPMorgan Chase & Co.
2.55%, 11/08/2032	15,000	12,452
2.96%, 05/13/2031	10,000	8,655
3.11%, 04/22/2041 to 04/22/2051	10,000	7,585
3.16%, 04/22/2042	5,000	3,904
3.22%, 03/01/2025	15,000	14,742
3.51%, 01/23/2029	30,000	28,106
3.70%, 05/06/2030	35,000	32,626
3.80%, 07/23/2024	15,000	14,951
3.96%, 01/29/2027	10,000	9,767
4.02%, 12/05/2024	7,000	6,980
4.32%, 04/26/2028	10,000	9,849
4.59%, 04/26/2033	5,000	4,928
KeyCorp
3.88%, 05/23/2025	20,000	19,868
Morgan Stanley
1.59%, 05/04/2027	10,000	8,887
1.79%, 02/13/2032	30,000	23,677
1.93%, 04/28/2032	10,000	7,952
2.24%, 07/21/2032	15,000	12,195
2.48%, 01/21/2028	15,000	13,655
2.51%, 10/20/2032	5,000	4,142
3.13%, 07/27/2026	5,000	4,776
3.70%, 10/23/2024	15,000	14,982
4.21%, 04/20/2028	15,000	14,686
Wells Fargo & Co.
3.00%, 10/23/2026	55,000	52,000
3.35%, 03/02/2033	15,000	13,350
		580,877
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 07/15/2042	10,000	8,145
4.75%, 04/15/2058	5,000	4,505
5.45%, 01/23/2039	3,000	3,047

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Beverages (continued)
Constellation Brands, Inc.
3.15%, 08/01/2029	$ 5,000	$ 4,511
4.40%, 11/15/2025	5,000	5,028
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	10,000	9,558
		34,794
Biotechnology — 0.1%
CSL Finance PLC
4.05%, 04/27/2029*	3,000	2,951
4.25%, 04/27/2032*	10,000	9,805
Royalty Pharma PLC
2.15%, 09/02/2031	18,000	14,085
3.30%, 09/02/2040	5,000	3,710
		30,551
Building Materials — 0.1%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	20,000	16,949
Standard Industries, Inc.
4.38%, 07/15/2030*	20,000	15,775
4.75%, 01/15/2028*	10,000	8,517
		41,241
Chemicals — 0.1%
DuPont de Nemours, Inc.
4.21%, 11/15/2023	15,000	15,099
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	6,000	4,943
LYB International Finance III LLC
1.25%, 10/01/2025	5,000	4,532
		24,574
Commercial Services — 0.3%
Gartner, Inc.
3.63%, 06/15/2029*	5,000	4,332
3.75%, 10/01/2030*	10,000	8,631
4.50%, 07/01/2028*	10,000	9,182
Global Payments, Inc.
3.20%, 08/15/2029	10,000	8,758
Howard University
2.39%, 10/01/2027	5,000	4,537
2.80%, 10/01/2030	10,000	8,831
2.90%, 10/01/2031	5,000	4,348
S&P Global, Inc.
2.45%, 03/01/2027*	5,000	4,682
2.70%, 03/01/2029*	5,000	4,559
2.90%, 03/01/2032*	3,000	2,681
Service Corp. International
3.38%, 08/15/2030	25,000	20,469
5.13%, 06/01/2029	15,000	14,167
United Rentals North America, Inc.
4.00%, 07/15/2030	15,000	12,823
5.50%, 05/15/2027	5,000	4,903
		112,903
Computers — 0.2%
Apple, Inc.
2.20%, 09/11/2029	13,000	11,733
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	35,000	30,975
Security Description	Shares or Principal Amount	Value

Computers (continued)
Kyndryl Holdings, Inc.
3.15%, 10/15/2031*	$ 7,000	$ 5,196
Leidos, Inc.
3.63%, 05/15/2025	5,000	4,899
		52,803
Diversified Finan Serv — 0.4%
Capital One Financial Corp.
1.88%, 11/02/2027	20,000	17,565
5.27%, 05/10/2033	10,000	9,846
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	45,000	44,354
Intercontinental Exchange, Inc.
4.00%, 09/15/2027	25,000	24,638
4.35%, 06/15/2029	5,000	4,943
Navient Corp.
7.25%, 09/25/2023	11,000	10,881
Springleaf Finance Corp.
6.13%, 03/15/2024	5,000	4,775
Synchrony Financial
4.88%, 06/13/2025	15,000	14,846
		131,848
Electric — 0.9%
AES Corp.
3.30%, 07/15/2025*	10,000	9,380
Alabama Power Co.
3.45%, 10/01/2049	10,000	7,982
4.15%, 08/15/2044	5,000	4,432
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	5,000	4,471
Commonwealth Edison Co.
3.65%, 06/15/2046	8,000	6,824
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	5,000	3,816
Duke Energy Carolinas LLC
2.55%, 04/15/2031	5,000	4,384
Duke Energy Corp.
2.55%, 06/15/2031	15,000	12,495
Duke Energy Indiana LLC
2.75%, 04/01/2050	10,000	7,070
Duke Energy Progress LLC
3.70%, 10/15/2046	5,000	4,272
4.00%, 04/01/2052	5,000	4,501
Evergy, Inc.
2.45%, 09/15/2024	5,000	4,816
2.90%, 09/15/2029	4,000	3,538
Eversource Energy
4.60%, 07/01/2027	10,000	10,094
Exelon Corp.
3.95%, 06/15/2025	15,000	14,950
FirstEnergy Corp.
2.25%, 09/01/2030	10,000	7,925
Georgia Power Co.
4.30%, 03/15/2042	2,000	1,748
4.70%, 05/15/2032	5,000	5,027
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	4,000	3,959
ITC Holdings Corp.
2.95%, 05/14/2030*	8,000	7,069
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	5,000	4,265

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
MidAmerican Energy Co.
3.15%, 04/15/2050	$ 8,000	$ 6,305
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	15,000	15,206
NRG Energy, Inc.
2.45%, 12/02/2027*	5,000	4,299
Oglethorpe Power Corp.
4.50%, 04/01/2047*	5,000	4,338
Pacific Gas & Electric Co.
2.50%, 02/01/2031	3,000	2,301
4.40%, 03/01/2032	5,000	4,352
4.95%, 07/01/2050	35,000	28,084
5.25%, 03/01/2052	5,000	4,141
5.90%, 06/15/2032	10,000	9,644
Puget Energy, Inc.
3.65%, 05/15/2025	2,000	1,960
4.10%, 06/15/2030	5,000	4,659
Sempra Energy
3.40%, 02/01/2028	12,000	11,350
3.80%, 02/01/2038	2,000	1,695
Southern California Edison Co.
2.75%, 02/01/2032	5,000	4,236
2.85%, 08/01/2029	10,000	8,880
4.00%, 04/01/2047	3,000	2,448
4.70%, 06/01/2027	10,000	10,032
Southern Co.
2.95%, 07/01/2023	5,000	4,955
3.25%, 07/01/2026	10,000	9,583
Virginia Electric and Power Co.
3.75%, 05/15/2027	15,000	14,873
Xcel Energy, Inc.
1.75%, 03/15/2027	20,000	17,892
4.60%, 06/01/2032	3,000	2,983
		307,234
Electronics — 0.0%
Sensata Technologies BV
5.00%, 10/01/2025*	10,000	9,550
Entertainment — 0.1%
Magallanes, Inc.
5.14%, 03/15/2052*	27,000	22,811
WMG Acquisition Corp.
3.88%, 07/15/2030*	25,000	20,789
		43,600
Environmental Control — 0.1%
Clean Harbors, Inc.
4.88%, 07/15/2027*	30,000	27,450
5.13%, 07/15/2029*	20,000	18,150
		45,600
Food — 0.1%
Conagra Brands, Inc.
4.30%, 05/01/2024	5,000	5,023
4.85%, 11/01/2028	10,000	9,880
Kellogg Co.
3.40%, 11/15/2027	7,000	6,702
Mondelez International, Inc.
3.00%, 03/17/2032	7,000	6,107
		27,712
Security Description	Shares or Principal Amount	Value

Gas — 0.0%
NiSource, Inc.
3.49%, 05/15/2027	$ 10,000	$ 9,584
3.60%, 05/01/2030	2,000	1,837
		11,421
Healthcare-Products — 0.2%
Avantor Funding, Inc.
4.63%, 07/15/2028*	20,000	18,334
Baxter International, Inc.
2.54%, 02/01/2032	30,000	25,346
Hologic, Inc.
4.63%, 02/01/2028*	25,000	23,394
Teleflex, Inc.
4.63%, 11/15/2027	10,000	9,225
		76,299
Healthcare-Services — 0.2%
Anthem, Inc.
5.10%, 01/15/2044	3,000	3,014
Centene Corp.
3.38%, 02/15/2030	10,000	8,477
4.63%, 12/15/2029	30,000	27,831
HCA, Inc.
4.63%, 03/15/2052*	5,000	4,024
Humana, Inc.
3.70%, 03/23/2029	5,000	4,743
Kaiser Foundation Hospitals
2.81%, 06/01/2041	5,000	3,897
3.00%, 06/01/2051	10,000	7,510
Sutter Health
3.36%, 08/15/2050	5,000	3,862
UnitedHealth Group, Inc.
2.75%, 05/15/2040	10,000	7,827
3.50%, 08/15/2039	2,000	1,752
4.00%, 05/15/2029	2,000	1,985
4.20%, 05/15/2032	5,000	5,021
		79,943
Home Builders — 0.1%
PulteGroup, Inc.
5.50%, 03/01/2026	14,000	14,249
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	15,000	13,459
		27,708
Insurance — 0.3%
Aon Corp.
2.20%, 11/15/2022	10,000	9,978
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/2052	5,000	4,117
Athene Global Funding
2.65%, 10/04/2031*	15,000	11,998
2.72%, 01/07/2029*	10,000	8,544
Brighthouse Financial, Inc.
5.63%, 05/15/2030	15,000	14,596
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	15,000	13,025
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	10,000	10,030
New York Life Insurance Co.
3.75%, 05/15/2050*	5,000	4,111

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Willis North America, Inc.
3.60%, 05/15/2024	$ 5,000	$ 4,929
4.65%, 06/15/2027	20,000	19,752
		101,080
Internet — 0.2%
Amazon.com, Inc.
3.45%, 04/13/2029	13,000	12,663
3.95%, 04/13/2052	25,000	23,204
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	26,000	23,790
NortonLifeLock, Inc.
5.00%, 04/15/2025*	20,000	19,500
		79,157
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	30,000	25,716
Iron/Steel — 0.0%
Vale Overseas, Ltd.
3.75%, 07/08/2030	5,000	4,383
Leisure Time — 0.0%
Carnival Corp.
4.00%, 08/01/2028*	10,000	8,200
Lodging — 0.0%
Las Vegas Sands Corp.
3.50%, 08/18/2026	5,000	4,370
Machinery-Diversified — 0.0%
Otis Worldwide Corp.
2.57%, 02/15/2030	10,000	8,659
Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	25,000	20,792
Charter Communications Operating LLC/Charter Communications Operating Capital
3.90%, 06/01/2052	5,000	3,493
4.40%, 04/01/2033	10,000	8,941
4.80%, 03/01/2050	5,000	3,994
5.13%, 07/01/2049	8,000	6,658
6.48%, 10/23/2045	7,000	6,822
Comcast Corp.
2.99%, 11/01/2063	3,000	2,057
3.25%, 11/01/2039	10,000	8,258
Cox Communications, Inc.
2.60%, 06/15/2031*	10,000	8,385
Discovery Communications LLC
3.80%, 03/13/2024	2,000	1,991
3.95%, 03/20/2028	5,000	4,667
4.00%, 09/15/2055	21,000	14,805
5.20%, 09/20/2047	5,000	4,312
5.30%, 05/15/2049	10,000	8,609
Paramount Global
4.38%, 03/15/2043	5,000	3,885
4.95%, 01/15/2031	8,000	7,637
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	30,000	26,473
Security Description	Shares or Principal Amount	Value

Media (continued)
Time Warner Cable LLC
4.50%, 09/15/2042	$ 10,000	$ 7,842
5.88%, 11/15/2040	10,000	9,200
		158,821
Mining — 0.1%
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	5,000	4,055
5.88%, 04/15/2030*	10,000	9,070
6.13%, 04/15/2032*	5,000	4,500
		17,625
Miscellaneous Manufactur — 0.0%
Parker-Hannifin Corp.
4.25%, 09/15/2027	3,000	2,989
4.50%, 09/15/2029	5,000	4,985
		7,974
Office/Business Equip — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	20,000	16,863
3.57%, 12/01/2031	5,000	4,131
4.13%, 05/01/2025	5,000	4,859
Xerox Holdings Corp.
5.50%, 08/15/2028*	20,000	16,690
		42,543
Oil & Gas — 0.5%
Apache Corp.
4.88%, 11/15/2027	10,000	9,200
BP Capital Markets America, Inc.
2.94%, 06/04/2051	10,000	7,180
3.38%, 02/08/2061	5,000	3,723
3.63%, 04/06/2030	2,000	1,897
ConocoPhillips Co.
4.03%, 03/15/2062*	5,000	4,295
Continental Resources, Inc.
5.75%, 01/15/2031*	5,000	4,818
Ecopetrol SA
4.63%, 11/02/2031	20,000	15,150
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	5,000	4,697
4.88%, 03/30/2026*	5,000	4,413
5.88%, 03/30/2031*	10,000	8,125
Equinor ASA
3.63%, 04/06/2040	5,000	4,405
3.70%, 04/06/2050	5,000	4,328
Exxon Mobil Corp.
4.23%, 03/19/2040	5,000	4,746
4.33%, 03/19/2050	3,000	2,846
Hess Corp.
7.13%, 03/15/2033	3,000	3,346
7.30%, 08/15/2031	8,000	8,975
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	20,000	18,464
Marathon Petroleum Corp.
4.70%, 05/01/2025	10,000	10,126
Ovintiv, Inc.
6.50%, 08/15/2034	5,000	5,235
7.38%, 11/01/2031	10,000	11,020
Shell International Finance BV
2.88%, 11/26/2041	5,000	3,890
3.25%, 04/06/2050	5,000	3,967

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Viper Energy Partners LP
5.38%, 11/01/2027*	$ 15,000	$ 14,339
		159,185
Packaging&Containers — 0.1%
Ball Corp.
4.00%, 11/15/2023	35,000	34,616
Pharmaceuticals — 0.1%
AbbVie, Inc.
3.20%, 11/21/2029	10,000	9,216
4.25%, 11/21/2049	2,000	1,783
Bausch Health Cos., Inc.
5.75%, 08/15/2027*	20,000	16,567
CVS Health Corp.
4.13%, 04/01/2040	8,000	7,008
		34,574
Pipelines — 0.4%
DCP Midstream Operating LP
5.13%, 05/15/2029	15,000	13,500
Energy Transfer LP
6.13%, 12/15/2045	19,000	18,204
Enterprise Products Operating LLC
2.80%, 01/31/2030	5,000	4,388
4.25%, 02/15/2048	1,000	846
4.95%, 10/15/2054	5,000	4,590
EQM Midstream Partners LP
4.13%, 12/01/2026	10,000	8,637
MPLX LP
1.75%, 03/01/2026	5,000	4,507
4.95%, 03/14/2052	5,000	4,371
5.20%, 03/01/2047	3,000	2,735
NGPL PipeCo LLC
3.25%, 07/15/2031*	5,000	4,177
ONEOK, Inc.
3.10%, 03/15/2030	9,000	7,756
3.40%, 09/01/2029	5,000	4,423
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	15,000	14,414
Targa Resources Corp.
4.20%, 02/01/2033	5,000	4,542
5.20%, 07/01/2027	10,000	10,057
6.25%, 07/01/2052	5,000	5,019
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	5,000	4,279
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	5,000	4,501
Western Midstream Operating LP
4.75%, 08/15/2028	5,000	4,566
		125,512
REITS — 0.4%
American Tower Corp.
1.45%, 09/15/2026	5,000	4,379
1.50%, 01/31/2028	2,000	1,666
2.40%, 03/15/2025	5,000	4,729
3.65%, 03/15/2027	5,000	4,755
EPR Properties
4.95%, 04/15/2028	15,000	13,816
Security Description	Shares or Principal Amount	Value

REITS (continued)
Equinix, Inc.
2.00%, 05/15/2028	$ 5,000	$ 4,296
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	5,000	4,011
4.00%, 01/15/2031	10,000	8,613
5.30%, 01/15/2029	10,000	9,551
SBA Tower Trust
2.84%, 01/15/2050*	25,000	24,149
3.45%, 03/15/2048*	25,000	24,791
VICI Properties LP
4.95%, 02/15/2030	2,000	1,896
5.13%, 05/15/2032	10,000	9,423
		116,075
Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*	25,000	21,750
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	7,000	6,073
FirstCash, Inc.
4.63%, 09/01/2028*	20,000	17,272
5.63%, 01/01/2030*	15,000	12,952
Gap, Inc.
3.63%, 10/01/2029*	27,000	18,959
3.88%, 10/01/2031*	23,000	16,043
Home Depot, Inc.
3.30%, 04/15/2040	7,000	5,971
Lowe's Cos, Inc.
3.75%, 04/01/2032	2,000	1,861
McDonald's Corp.
3.35%, 04/01/2023	5,000	5,018
3.63%, 09/01/2049	5,000	4,156
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	8,000	7,989
		118,044
Semiconductors — 0.3%
Broadcom, Inc.
3.42%, 04/15/2033*	11,000	9,122
4.00%, 04/15/2029*	26,000	24,150
4.30%, 11/15/2032	5,000	4,554
Intel Corp.
3.05%, 08/12/2051	5,000	3,748
Marvell Technology, Inc.
2.45%, 04/15/2028	10,000	8,741
2.95%, 04/15/2031	5,000	4,203
Microchip Technology, Inc.
2.67%, 09/01/2023	15,000	14,758
NVIDIA Corp.
3.50%, 04/01/2040	7,000	6,154
NXP BV/NXP Funding LLC
4.88%, 03/01/2024	15,000	15,156
5.35%, 03/01/2026	6,000	6,120
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 06/18/2029	4,000	3,824
4.40%, 06/01/2027	15,000	14,788
		115,318
Software — 0.5%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	30,000	25,950

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
CDK Global, Inc.
5.25%, 05/15/2029*	$ 30,000	$ 29,393
Fair Isaac Corp.
4.00%, 06/15/2028*	20,000	17,700
Microsoft Corp.
3.04%, 03/17/2062	5,000	3,912
Open Text Corp.
3.88%, 12/01/2029*	20,000	17,025
Oracle Corp.
2.30%, 03/25/2028	15,000	12,928
3.60%, 04/01/2050	5,000	3,503
3.85%, 04/01/2060	20,000	13,840
3.95%, 03/25/2051	10,000	7,391
4.00%, 07/15/2046	5,000	3,734
4.10%, 03/25/2061	5,000	3,585
SS&C Technologies, Inc.
5.50%, 09/30/2027*	20,000	18,650
		157,611
Telecommunications — 0.3%
AT&T, Inc.
3.55%, 09/15/2055	14,000	10,559
3.65%, 06/01/2051	10,000	7,874
3.80%, 12/01/2057	7,000	5,459
Nokia Oyj
4.38%, 06/12/2027	15,000	14,179
6.63%, 05/15/2039	5,000	4,944
Rogers Communications, Inc.
4.55%, 03/15/2052*	10,000	8,860
T-Mobile USA, Inc.
2.05%, 02/15/2028	25,000	21,746
3.50%, 04/15/2025	5,000	4,894
3.88%, 04/15/2030	5,000	4,679
Verizon Communications, Inc.
2.36%, 03/15/2032	10,000	8,316
2.85%, 09/03/2041	5,000	3,769
4.27%, 01/15/2036	7,000	6,614
		101,893
Transportation — 0.0%
Union Pacific Corp.
2.38%, 05/20/2031	8,000	6,959
2.80%, 02/14/2032	5,000	4,463
		11,422
Trucking&Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	15,000	14,413
4.00%, 07/15/2025*	5,000	4,917
4.40%, 07/01/2027*	20,000	19,634
		38,964
Water — 0.0%
American Water Capital Corp.
4.15%, 06/01/2049	3,000	2,674
4.45%, 06/01/2032	5,000	4,984
		7,658
Total Corporate Bonds & Notes (cost $3,710,161)		3,280,630
Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 1.9%
Auto Loan Receivables — 0.4%
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	$ 15,000	$ 14,636
Carvana Auto Receivables Trust
Series 2022-P2, Class A3 4.13%, 04/12/2027	20,000	19,750
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	10,000	9,896
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*	25,000	24,694
Series 2020-1A, Class D 2.73%, 12/15/2025*	10,000	9,864
Honda Auto Receivables Owner Trust
Series 2019-3, Class A3 1.78%, 08/15/2023	3,021	3,017
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	10,000	9,616
Series 2019-3A, Class D 2.72%, 11/15/2024*	20,000	19,840
Series 2022-2A, Class B 4.31%, 09/15/2027*	10,000	9,964
		121,277
Home Equity — 0.2%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 3.20%, (1 ML+1.58%), 10/25/2034	1,316	1,302
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 1.72%, (1 ML+0.10%), 02/25/2037	7,065	3,865
Renaissance Home Equity Loan Trust
Series 2007-1, Class AF5 5.91%, 04/25/2037(1)	60,263	20,883
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 2.12%, (1 ML+0.50%), 11/25/2036	43,726	41,118
		67,168
Other Asset Backed Securities — 1.3%
Bayview Koitere Fund Trust VRS
Series 2017-RT4, Class A 3.50%, 07/28/2057*(2)	26,381	25,723
Bayview Mtg. Fund Trust VRS
Series 2017-RT3, Class A 3.50%, 01/28/2058*(2)	23,881	23,443
Bayview Opportunity Master Fund Trust VRS
Series 2017-RT6, Class A 3.50%, 10/28/2057*(2)	26,270	25,898
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	48,250	47,042
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 1.75%, (1 ML+0.13%), 05/25/2037	16,141	12,743

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(2)	$ 25,115	$ 24,489
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 2.23%, (3 ML+1.17%), 07/20/2032*	250,000	242,077
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	49,500	41,957
		443,372
Total Asset Backed Securities (cost $654,803)		631,817
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.4%
Commercial and Residential — 4.5%
Angel Oak Mtg. Trust
Series 2022-1, Class A1 2.88%, 12/25/2066*(1)	45,496	43,026
Angel Oak Mtg. Trust VRS
Series 2021-5, Class A1 0.95%, 07/25/2066*(2)	33,867	30,170
Series 2020-R1, Class A1 0.99%, 04/25/2053*(2)	16,763	16,180
Series 2021-2, Class A1 0.99%, 04/25/2066*(2)	25,453	23,171
Series 2021-3, Class A1 1.07%, 05/25/2066*(2)	29,318	26,586
Series 2020-3, Class A1 1.69%, 04/25/2065*(2)	13,445	12,841
BANK
Series 2019-BN17, Class A4 3.71%, 04/15/2052	35,000	33,859
BANK VRS
Series 2018-BN14, Class XA 0.64%, 09/15/2060(2)(3)	885,786	20,232
BBCMS Mtg. Trust VRS
Series 2022-C16, Class A5 4.60%, 06/15/2055(2)	10,000	10,241
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 2.98%, 02/25/2036(2)	9,073	8,026
Benchmark Mtg. Trust VRS
Series 2018-B1, Class XA 0.63%, 01/15/2051(2)(3)	86,301	1,903
Series 2018-B4, Class XA 0.66%, 07/15/2051(2)(3)	119,225	2,356
Series 2019-B10, Class XA 1.39%, 03/15/2062(2)(3)	110,900	6,367
Series 2020-B22, Class XA 1.63%, 01/15/2054(2)(3)	99,697	9,582
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(1)	12,413	12,251
CIM Trust VRS
Series 2017-7, Class A 3.00%, 04/25/2057*(2)	6,339	6,328
Citigroup Commercial Mtg. Trust
Series 2015-GC29, Class A4 3.19%, 04/10/2048	50,000	48,515
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2015-P1, Class A5 3.72%, 09/15/2048	$ 50,000	$ 49,300
Series 2014-GC21, Class A5 3.86%, 05/10/2047	20,000	19,878
Citigroup Mtg. Loan Trust, Inc.
Series 2019-E, Class A1 3.23%, 11/25/2070*(1)	73,837	73,735
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 2.75%, (1 Yr USTYCR+2.40%), 03/25/2036	5,013	4,757
COLT Mtg. Loan Trust VRS
Series 2021-2, Class A3 1.34%, 08/25/2066*(2)	12,250	10,783
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	35,000	34,116
Series 2014-CR21, Class A3 3.53%, 12/10/2047	41,358	40,765
Series 2014-UBS5, Class A4 3.84%, 09/10/2047	43,000	42,594
Series 2013-300P, Class A1 4.35%, 08/10/2030*	100,000	99,260
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	4,062	2,355
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	22,294	21,870
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.86%, 06/15/2057(2)(3)	275,798	4,462
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	40,000	37,966
Series 2016-C1, Class ASB 3.04%, 05/10/2049	19,021	18,638
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 2.49%, 05/25/2035(2)	8,357	7,797
GS Mtg. Securities Corp. Trust
Series 2016-GS2, Class A4 3.05%, 05/10/2049	31,000	29,702
Series 2014-GC26, Class AAB 3.37%, 11/10/2047	21,367	21,154
Series 2014-GC20, Class A5 4.00%, 04/10/2047	40,000	39,749
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.47%, 07/10/2051(2)(3)	985,175	17,478
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1 2.74%, 03/25/2047(2)	2,424	1,685
Series 2006-AR1, Class 2A1 2.87%, 01/25/2036(2)	3,738	3,700
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 2.16%, (1 ML+0.27%), 05/25/2035	4,651	4,375

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
JPMBB Commercial Mtg. Securities Trust
Series 2015-C29, Class A4 3.61%, 05/15/2048	$ 39,000	$ 38,207
Series 2014-C19, Class A4 4.00%, 04/15/2047	60,000	59,727
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	30,000	28,556
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	10,000	9,499
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A1, Class 2A1 2.46%, 12/25/2034(2)	1,561	1,559
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(2)	16,558	16,414
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.10%, 12/15/2047(2)(3)	59,660	1,038
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	5,446	2,629
MortgageIT Trust FRS
Series 2005-4, Class A1 2.18%, (1 ML+0.56%), 10/25/2035	7,480	7,110
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 2.37%, (1 ML+0.75%), 01/25/2048*	27,576	26,998
Series 2017-5A, Class A1 3.12%, (1 ML+1.50%), 06/25/2057*	19,099	19,041
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(2)	44,135	42,515
Series 2017-1A, Class A1 4.00%, 02/25/2057*(2)	25,479	25,170
Series 2017-3A, Class A1 4.00%, 04/25/2057*(2)	27,570	27,001
Series 2017-4A, Class A1 4.00%, 05/25/2057*(2)	22,460	21,800
Series 2017-6A, Class A1 4.00%, 08/27/2057*(2)	33,241	32,558
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS
Series 2006-AF1, Class 3A1 3.72%, 06/25/2036(2)	13,366	10,653
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(2)	2,333	2,136
Sequoia Mtg. Trust VRS
Series 2007-1, Class 2A1 2.59%, 02/20/2047(2)	9,539	7,955
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	30,000	28,437
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(2)	35,956	31,802
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Towd Point Mtg. Trust VRS
Series 2017-6, Class A1 2.75%, 10/25/2057*(2)	$ 27,154	$ 26,536
Wells Fargo Commercial Mtg. Trust
Series 2015-NXS1, Class ASB 2.93%, 05/15/2048	19,729	19,581
Series 2015-P2, Class A4 3.81%, 12/15/2048	35,000	34,562
Series 2014-LC16, Class A5 3.82%, 08/15/2050	30,000	29,571
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 2.61%, 10/25/2036(2)	2,658	2,507
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	35,000	34,566
Series 2014-C19, Class A5 4.10%, 03/15/2047	36,000	35,950
		1,521,831
U.S. Government Agency — 0.9%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	40,000	39,584
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.64%, 01/25/2034(2)(3)	99,741	4,162
Series K064, Class X1 0.74%, 03/25/2027(2)(3)	116,510	2,840
Series K114, Class X1 1.21%, 06/25/2030(2)(3)	99,682	7,144
Series K104, Class X1 1.25%, 01/25/2030(2)(3)	98,661	6,661
Federal Home Loan Mtg. Corp. REMIC
Series 4122, Class AB 1.50%, 10/15/2042	5,472	5,061
Series 4216, Class KQ 1.70%, 10/15/2039	4,520	4,440
Series 3964, Class MD 2.00%, 01/15/2041	114	111
Series 4961, Class JB 2.50%, 12/15/2042	10,039	9,488
Series 3883, Class PB 3.00%, 05/15/2041	3,363	3,272
Series 1577, Class PK 6.50%, 09/15/2023	80	81
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	4,464	4,387
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 3.27%, (1 ML+1.65%), 04/25/2043*	1,533	1,521
Series 2019-HQA3, Class M2 3.47%, (1 ML+1.85%), 09/25/2049*	7,092	6,977
Series 2019-DNA3, Class M2 3.67%, (1 ML+2.05%), 07/25/2049*	9,218	9,166

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 3.77%, (1 ML+2.15%), 09/25/2031*	$ 810	$ 808
Series 2019-HRP1, Class M2 3.77%, (1 ML+2.15%), 11/25/2039*	5,215	5,067
Series 2017-C01, Class 1M2 5.17%, (1 ML+3.55%), 07/25/2029	5,312	5,425
Series 2016-C07, Class 2M2 5.97%, (1 ML+4.35%), 05/25/2029	9,261	9,576
Federal National Mtg. Assoc. REMIC
Series 2013-43, Class XP 1.50%, 08/25/2041	7,072	6,762
Series 2012-128, Class PD 1.50%, 06/25/2042	9,555	9,092
Series 2013-77, Class BP 1.70%, 06/25/2043	4,468	4,364
Series 2013-16, Class A 1.75%, 01/25/2040	4,333	4,234
Series 2011-117, Class MA 2.00%, 08/25/2040	981	960
Series 2012-21, Class PQ 2.00%, 09/25/2041	2,232	2,123
Series 2012-18, Class GA 2.00%, 12/25/2041	3,833	3,609
Series 2015-5, Class EP 2.00%, 06/25/2043	7,733	7,396
Series 2012-75, Class KC 2.50%, 12/25/2041	3,513	3,429
Series 2016-11, Class GA 2.50%, 03/25/2046	4,949	4,782
Series 2019-54, Class KC 2.50%, 09/25/2049	17,930	17,169
Series 2015-48, Class QB 3.00%, 02/25/2043	5,206	5,167
Series 2016-38, Class NA 3.00%, 01/25/2046	1,982	1,934
Series 2017-34, Class JK 3.00%, 05/25/2047	2,363	2,336
Series 2019-45, Class PT 3.00%, 08/25/2049	7,116	6,813
Series 2017-96, Class PA 3.00%, 12/25/2054	11,329	11,161
Series 2012-52, Class PA 3.50%, 05/25/2042	3,420	3,384
Series 2017-26, Class CG 3.50%, 07/25/2044	4,262	4,279
Series 2018-80, Class GD 3.50%, 12/25/2047	3,312	3,261
Series 2018-23, Class LA 3.50%, 04/25/2048	6,938	6,737
Series 2019-7, Class JA 3.50%, 03/25/2049	7,680	7,638
Series 2019-14, Class CA 3.50%, 04/25/2049	7,301	7,308
Series 2017-35, Class AH 3.50%, 04/25/2053	4,509	4,515
Series 2017-84, Class KA 3.50%, 04/25/2053	3,970	3,992
Series 2018-19, Class DC 3.50%, 05/25/2056	3,414	3,418
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2018-70, Class HA 3.50%, 10/25/2056	$ 6,121	$ 6,145
Series 2019-7, Class CA 3.50%, 11/25/2057	7,010	7,017
Series 2019-12, Class HA 3.50%, 11/25/2057	6,354	6,346
Series 2017-49, Class JA 4.00%, 07/25/2053	3,664	3,701
Federal National Mtg. Assoc. REMIC VRS
Series 2020-M2, Class X 0.41%, 01/25/2030(2)(3)	314,523	5,423
Series 2019-M21, Class X3 1.32%, 06/25/2034(2)(3)	136,718	12,051
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	4,223	4,172
Series 2015-151, Class BA 1.70%, 10/20/2045	1,712	1,698
Series 2013-37, Class LG 2.00%, 01/20/2042	4,267	4,182
Series 2005-74, Class HB 7.50%, 09/16/2035	32	34
Series 2005-74, Class HC 7.50%, 09/16/2035	668	717
		313,120
Total Collateralized Mortgage Obligations (cost $1,954,708)		1,834,951
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 15.9%
U.S. Government — 6.3%
United States Treasury Bonds
1.25%, 05/15/2050	209,000	134,176
1.38%, 08/15/2050	75,000	49,825
1.88%, 11/15/2051	35,000	26,491
2.25%, 08/15/2046	50,000	40,621
2.50%, 02/15/2045	140,000	119,525
2.88%, 08/15/2045	750,000	685,986
3.13%, 08/15/2044(4)(5)	155,000	147,704
3.13%, 05/15/2048	25,000	24,372
United States Treasury Bonds TIPS
0.13%, 02/15/2051(6)	11,103	8,720
0.88%, 02/15/2047(6)	53,885	50,556
1.00%, 02/15/2048(6)	11,722	11,367
United States Treasury Notes
0.25%, 05/31/2025	285,000	263,280
0.63%, 08/15/2030	45,000	37,397
1.25%, 08/15/2031	210,000	181,264
1.38%, 11/15/2031	150,000	130,477
2.75%, 08/31/2025	190,000	188,501
United States Treasury Notes TIPS
0.25%, 07/15/2029(6)	16,950	16,489
0.75%, 07/15/2028(6)	33,395	33,735
		2,150,486
U.S. Government Agency — 9.6%
Federal Home Loan Bank
2.00%, 01/01/2052	150,000	130,795
Federal Home Loan Mtg. Corp.
2.50%, 01/01/2028 to 04/01/2028	4,049	3,994
3.50%, 03/01/2042 to 08/01/2048	28,415	27,870
4.00%, 09/01/2040	982	994

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
4.50%, 01/01/2039		$ 236	$ 243
5.50%, 07/01/2034		1,683	1,783
6.50%, 05/01/2029		212	224
7.50%, 08/01/2023 to 04/01/2028		178	188
Federal Home Loan Mtg. Corp. FRS
1.74%, (6 ML+1.49%), 02/01/2037		240	245
Federal National Mtg. Assoc.
2.50%, 02/01/2043		28,882	26,347
2.97%, 06/01/2030		40,000	38,017
3.00%, 01/01/2028		2,611	2,600
3.50%, 08/01/2026 to 10/01/2028		7,814	7,814
4.00%, 11/01/2025		204	207
4.50%, 11/01/2022 to 05/01/2041		8,340	8,528
5.00%, 05/01/2035 to 07/01/2040		10,627	11,177
5.50%, 12/01/2029 to 06/01/2038		38,846	41,565
6.00%, 12/01/2033 to 06/01/2040		2,299	2,509
6.50%, 10/01/2037		48	51
7.00%, 06/01/2037		1,777	1,964
Federal National Mtg. Assoc. FRS
2.07%, (12 ML+1.82%), 10/01/2040		348	358
2.21%, (12 ML+1.57%), 05/01/2037		348	356
Government National Mtg. Assoc.
2.50%, July 30 TBA		130,000	119,179
3.00%, July 30 TBA		270,000	254,723
3.50%, July 30 TBA		35,000	34,058
4.00%, 09/15/2041		96,208	97,130
4.50%, 06/15/2041		15,222	15,867
4.50%, July 30 TBA		80,000	81,250
6.00%, 11/15/2031		13,592	14,318
7.00%, 05/15/2033		2,285	2,460
Uniform Mtg. Backed Securities
1.50%, August 15 TBA		160,000	145,788
2.00%, July 30 TBA		475,000	413,092
2.00%, August 30 TBA		470,000	408,303
2.50%, July 30 TBA		575,000	518,084
2.50%, August 30 TBA		565,000	508,389
3.00%, July 30 TBA		85,000	79,261
4.00%, July 30 TBA		175,000	172,772
4.50%, July 30 TBA		90,000	90,461
			3,262,964
Total U.S. Government & Agency Obligations (cost $5,904,588)			5,413,450
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Sovereign — 0.5%
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	204,000	33,266
Government of Hungary
1.63%, 04/28/2032	EUR	40,000	31,968
Government of Romania
2.63%, 12/02/2040*	EUR	25,000	15,207
2.75%, 04/14/2041	EUR	10,000	6,104
3.38%, 02/08/2038	EUR	10,000	7,021
4.63%, 04/03/2049	EUR	10,000	7,441
Russian Federation
5.90%, 03/12/2031(7)(8)	RUB	3,985,000	6,159
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
United Mexican States
4.75%, 03/08/2044		$ 18,000	$ 14,779
7.75%, 05/29/2031	MXN	1,223,000	55,940
Total Foreign Government Obligations (cost $296,189)			177,885
MUNICIPAL SECURITIES — 0.6%
Chicago Board of Education General Obligation Bonds
6.14%, 12/01/2039		5,000	5,069
6.32%, 11/01/2029		20,000	20,935
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		5,000	4,593
County of Riverside, CA Revenue Bonds
3.12%, 02/15/2029		25,000	23,428
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		25,000	23,390
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		10,000	10,117
5.18%, 11/15/2049		30,000	30,954
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		4,000	4,695
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035		30,000	29,615
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		35,000	39,768
State of California General Obligation Bonds
7.30%, 10/01/2039		5,000	6,468
State of Illinois General Obligation Bonds
4.95%, 06/01/2023		5,454	5,495
Total Municipal Securities (cost $211,880)			204,527
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc. †(7)		2	2
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016†		7,000	28
Total Escrows and Litigation Trusts (cost $0)			30
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter Option on the USD vs CNY (Expiration Date: 07/22/2022; Strike Price: CNY 7.28; Counterparty: JPMorgan Chase Bank)		6,600,706	53
Over the Counter Option on the USD vs CNY (Expiration Date: 07/27/2022; Strike Price: CNY 7.38; Counterparty: JPMorgan Chase Bank)		1,910,341	9

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Calls (continued)
Over the Counter Option on the USD vs CNY (Expiration Date: 08/05/2022; Strike Price: CNY 7.31; Counterparty: JPMorgan Chase Bank)	2,963,359	$ 3
Over the Counter Option on the USD vs CNY (Expiration Date: 11/10/2022; Strike Price: CNY 7.27; Counterparty: Goldman Sachs International)	6,239,028	5,684
Total Purchased Options (cost $90,964)		5,749
Total Long-Term Investment Securities (cost $47,538,039)		35,278,938
REPURCHASE AGREEMENTS — 0.7%
Bank of America Securities LLC Joint Repurchase Agreement(9)	$ 45,000	45,000
Barclays Capital, Inc. Joint Repurchase Agreement(9)	45,000	45,000
BNP Paribas SA Joint Repurchase Agreement(9)	40,000	40,000
Deutsche Bank AG Joint Repurchase Agreement(9)	55,000	55,000
RBS Securities, Inc. Joint Repurchase Agreement(9)	50,000	50,000
Total Repurchase Agreements (cost $235,000)		235,000
TOTAL INVESTMENTS (cost $47,773,039)	104.4%	35,513,938
Other assets less liabilities	(4.4)	(1,507,335)
NET ASSETS	100.0%	$34,006,603
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Growth Portfolio has no right to demand registration of these securities. At June 30, 2022, the aggregate value of these securities was $2,904,715 representing 8.5% of net assets.
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2022.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	Securities classified as Level 3 (see Note 1).
(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Foreign Government Obligations
Russian Federation 5.90%, 03/12/2031	05/27/2021	RUB 3,985,000	$50,261	$6,159	$0.00	0.02%
(9)	See Note 2 for details of Joint Repurchase Agreements.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
CNY—Chinese Yuan
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
VRS—Variable Rate Security
BRL—Brazilian Real
EUR—Euro Currency
MXN—Mexican Peso
RUB—New Russian Ruble
The rates shown on FRS and VRS are the current interest rates at June 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	105,000	USD	Fixed 1.560%	USD-12-Month SOFR	Annual	Annual	Dec 2051	$(642)	$23,774	$23,132

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	Federative Republic of Brazil	0.00%	95,000	USD	95,000	Fixed 1.000%	Quarterly	Jun 2027	$5,297	$2,620	$7,917
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
SOFR—Secured Overnight Financing Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	Euro-Schatz	September 2022	$ 114,274	$ 114,379	$ 105
2	Long	U.S. Treasury 10 Year Notes	September 2022	231,656	237,062	5,406
2	Short	Euro-Bund	September 2022	316,995	311,828	5,167
4	Short	U.S. Treasury Long Bonds	September 2022	563,593	554,500	9,093
10	Short	U.S. Treasury 5 Year Notes	September 2022	1,131,719	1,122,500	9,219
						$28,990
						Unrealized (Depreciation)
2	Long	E-Mini Russell 2000 Index	September 2022	$173,834	$170,800	$ (3,034)
2	Short	U.S. Treasury 2 Year Notes	September 2022	418,375	420,031	(1,656)
1	Short	U.S. Treasury Ultra 10 Year Notes	September 2022	122,937	127,375	(4,438)
2	Short	U.S. Treasury Ultra Bonds	September 2022	306,052	308,687	(2,635)
						$(11,763)
Net Unrealized Appreciation (Depreciation)						$ 17,227
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of Montreal	USD	32,154	MXN	655,000	09/21/2022	$ —	$ (48)
BNP Paribas SA	EUR	87,000	USD	93,558	09/21/2022	1,879	—
	USD	4,942	MXN	100,000	09/21/2022	—	(40)
						1,879	(40)
Goldman Sachs International	BRL	280,000	USD	55,601	09/21/2022	3,275	—
	USD	16,523	BRL	89,000	09/21/2022	110	—
						3,385	—
Morgan Stanley & Co. International PLC	USD	8,491	EUR	8,000	09/21/2022	—	(61)
Royal Bank of Canada	MXN	1,390,000	USD	69,665	09/21/2022	1,531	—

Seasons Series Trust SA Multi-Managed Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
State Street Bank & Trust Company	USD	11,662	EUR	11,000	09/21/2022	$ —	$ (70)
Toronto Dominion Bank	MXN	500,000	USD	25,038	09/21/2022	529	—
Unrealized Appreciation (Depreciation)						$ 7,324	$ (219)
BRL—Brazilian Real
EUR—Euro Currency
MXN—Mexican Peso
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$ 880,390	$ 702,668	$ —	$ 1,583,058
Other Industries	22,146,841	—	—	22,146,841
Corporate Bonds & Notes	—	3,280,630	—	3,280,630
Asset Backed Securities	—	631,817	—	631,817
Collateralized Mortgage Obligations	—	1,834,951	—	1,834,951
U.S. Government & Agency Obligations	—	5,413,450	—	5,413,450
Foreign Government Obligations:
Sovereign	—	171,726	6,159	177,885
Municipal Securities	—	204,527	—	204,527
Escrows and Litigation Trusts	—	28	2	30
Purchased Options	—	5,749	—	5,749
Repurchase Agreements	—	235,000	—	235,000
Total Investments at Value	$23,027,231	$12,480,546	$6,161	$35,513,938
Other Financial Instruments:†
Swaps	$ —	$ 26,394	$ —	$ 26,394
Futures Contracts	28,990	—	—	28,990
Forward Foreign Currency Contracts	—	7,324	—	7,324
Total Other Financial Instruments	$ 28,990	$ 33,718	$ —	$ 62,708
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 11,763	$ —	$ —	$ 11,763
Forward Foreign Currency Contracts	—	219	—	219
Total Other Financial Instruments	$ 11,763	$ 219	$ —	$ 11,982
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 55.9%
Advertising — 1.8%
Trade Desk, Inc., Class A†	25,802	$ 1,080,846
Agriculture — 0.2%
Andersons, Inc.	550	18,144
Darling Ingredients, Inc.†	1,425	85,215
		103,359
Airlines — 0.0%
SkyWest, Inc.†	975	20,719
Apparel — 0.1%
Deckers Outdoor Corp.†	145	37,026
Steven Madden, Ltd.	725	23,352
		60,378
Auto Manufacturers — 0.1%
Wabash National Corp.	3,050	41,419
Auto Parts&Equipment — 0.1%
Douglas Dynamics, Inc.	507	14,571
Goodyear Tire & Rubber Co.†	174	1,864
Lear Corp.	100	12,589
		29,024
Banks — 1.7%
1st Source Corp.	185	8,399
Atlantic Union Bankshares Corp.	159	5,393
Banner Corp.	625	35,131
Business First Bancshares, Inc.	375	7,991
Byline Bancorp, Inc.	825	19,635
Cadence Bank	890	20,897
Capital City Bank Group, Inc.	275	7,670
Cathay General Bancorp	325	12,724
Central Pacific Financial Corp.	975	20,914
Columbia Banking System, Inc.	1,025	29,366
Community Bank System, Inc.	160	10,125
ConnectOne Bancorp, Inc.	550	13,447
CVB Financial Corp.	2,150	53,341
Eastern Bankshares, Inc.	4,475	82,608
Enterprise Financial Services Corp.	300	12,450
Equity Bancshares, Inc., Class A	225	6,561
Financial Institutions, Inc.	75	1,952
First BanCorp/Puerto Rico	950	12,264
First Bancshares, Inc.	100	2,860
First Citizens BancShares, Inc., Class A	19	12,422
First Commonwealth Financial Corp.	1,300	17,446
First Financial Corp.	200	8,900
First Interstate BancSystem, Inc., Class A	160	6,098
First Merchants Corp.	825	29,386
Glacier Bancorp, Inc.	350	16,597
Hancock Whitney Corp.	625	27,706
HarborOne Bancorp, Inc.	350	4,827
Heritage Commerce Corp.	525	5,612
Home BancShares, Inc.	1,475	30,636
HomeStreet, Inc.	450	15,601
Hope Bancorp, Inc.	2,983	41,285
Independent Bank Corp.	375	7,230
Independent Bank Corp. of Rockland Massachusetts	415	32,963
Independent Bank Group, Inc.	150	10,187
Luther Burbank Corp.	175	2,284
Merchants Bancorp	50	1,134
Meta Financial Group, Inc.	325	12,568
National Bank Holdings Corp., Class A	125	4,784
Security Description	Shares or Principal Amount	Value

Banks (continued)
Nicolet Bankshares, Inc.†	25	$ 1,809
OFG Bancorp	850	21,590
Old National Bancorp	2,475	36,605
Old Second Bancorp, Inc.	600	8,028
Origin Bancorp, Inc.	75	2,910
Peapack-Gladstone Financial Corp.	100	2,970
Peoples Bancorp, Inc.	125	3,325
Pinnacle Financial Partners, Inc.	325	23,501
Popular, Inc.	350	26,925
Premier Financial Corp.	150	3,803
QCR Holdings, Inc.	150	8,099
Republic Bancorp, Inc., Class A	50	2,413
Sandy Spring Bancorp, Inc.	325	12,698
Simmons First National Corp., Class A	250	5,315
South Plains Financial, Inc.	50	1,207
South State Corp.	200	15,430
Southside Bancshares, Inc.	150	5,613
TriCo Bancshares	400	18,256
Trustmark Corp.	825	24,082
UMB Financial Corp.	525	45,202
United Community Banks, Inc.	350	10,567
Valley National Bancorp	530	5,517
Veritex Holdings, Inc.	350	10,241
Webster Financial Corp.	575	24,236
Westamerica BanCorp	375	20,872
Wintrust Financial Corp.	135	10,820
		1,003,428
Biotechnology — 4.3%
2seventy Bio, Inc.†	1,780	23,496
ACADIA Pharmaceuticals, Inc.†	600	8,454
Amicus Therapeutics, Inc.†	5,775	62,023
Arrowhead Pharmaceuticals, Inc.†	575	20,246
Atara Biotherapeutics, Inc.†	3,300	25,707
Beam Therapeutics, Inc.†	350	13,548
Biohaven Pharmaceutical Holding Co., Ltd.†	175	25,499
Bluebird Bio, Inc.†	190	787
Bridgebio Pharma, Inc.†	325	2,951
CTI BioPharma Corp.†	3,584	21,396
Decibel Therapeutics, Inc.†	14	59
Eiger BioPharmaceuticals, Inc.†	1,000	6,300
Emergent BioSolutions, Inc.†	75	2,328
Esperion Therapeutics, Inc.†	125	795
Fate Therapeutics, Inc.†	1,750	43,365
Global Blood Therapeutics, Inc.†	1,225	39,139
Illumina, Inc.†	1,135	209,249
Insmed, Inc.†	150	2,958
Intellia Therapeutics, Inc.†	575	29,762
Intercept Pharmaceuticals, Inc.†	1,800	24,858
iTeos Therapeutics, Inc.†	2,625	54,075
Kymera Therapeutics, Inc.†	650	12,799
Ligand Pharmaceuticals, Inc.†	250	22,305
Relay Therapeutics, Inc.†	2,175	36,431
REVOLUTION Medicines, Inc.†	1,300	25,337
Royalty Pharma PLC, Class A	40,608	1,707,160
Sana Biotechnology, Inc.†	20	129
Sutro Biopharma, Inc.†	125	651
Syndax Pharmaceuticals, Inc.†	1,825	35,113
TG Therapeutics, Inc.†	1,850	7,863
Travere Therapeutics, Inc.†	1,625	39,374
Turning Point Therapeutics, Inc.†	150	11,288

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Tyra Biosciences, Inc.†	2,450	$ 17,517
Xencor, Inc.†	1,750	47,897
		2,580,859
Building Materials — 0.2%
Boise Cascade Co.	685	40,751
Cornerstone Building Brands, Inc.†	250	6,122
Louisiana-Pacific Corp.	375	19,654
UFP Industries, Inc.	600	40,884
		107,411
Chemicals — 0.2%
AdvanSix, Inc.	625	20,900
Cabot Corp.	600	38,274
Ecovyst, Inc.	375	3,694
H.B. Fuller Co.	90	5,419
Ingevity Corp.†	500	31,570
Minerals Technologies, Inc.	165	10,121
Tronox Holdings PLC, Class A	852	14,313
		124,291
Coal — 0.1%
Alpha Metallurgical Resources, Inc.	90	11,622
Arch Resources, Inc.	285	40,781
Peabody Energy Corp.†	500	10,665
SunCoke Energy, Inc.	1,025	6,980
		70,048
Commercial Services — 3.7%
ABM Industries, Inc.	710	30,828
Adtalem Global Education, Inc.†	1,025	36,869
Adyen NV*†	640	940,811
AMN Healthcare Services, Inc.†	200	21,942
Avis Budget Group, Inc.†	84	12,355
Barrett Business Services, Inc.	790	57,567
Block, Inc., Class A†	11,298	694,375
Brink's Co.	150	9,107
Chegg, Inc.†	1,725	32,395
Coursera, Inc.†	178	2,524
Ennis, Inc.	200	4,046
EVERTEC, Inc.	450	16,596
HealthEquity, Inc.†	250	15,347
Heidrick & Struggles International, Inc.	75	2,427
Huron Consulting Group, Inc.†	700	45,493
Information Services Group	5,025	33,969
John Wiley & Sons, Inc., Class A	1,575	75,222
Kelly Services, Inc., Class A	2,163	42,892
Kforce, Inc.	525	32,203
Korn Ferry	350	20,307
LiveRamp Holdings, Inc.†	450	11,615
Marathon Digital Holdings, Inc.†	375	2,003
Medifast, Inc.	50	9,026
Perdoceo Education Corp.†	2,025	23,854
PROG Holdings, Inc.†	200	3,300
Riot Blockchain, Inc.†	300	1,257
TriNet Group, Inc.†	125	9,703
TrueBlue, Inc.†	1,300	23,270
		2,211,303
Computers — 0.5%
CACI International, Inc., Class A†	185	52,129
Insight Enterprises, Inc.†	75	6,471
Security Description	Shares or Principal Amount	Value

Computers (continued)
NetScout Systems, Inc.†	2,750	$ 93,087
Ping Identity Holding Corp.†	1,450	26,303
Qualys, Inc.†	325	40,996
Rapid7, Inc.†	525	35,070
Varonis Systems, Inc.†	925	27,121
		281,177
Distribution/Wholesale — 0.2%
Avient Corp.	650	26,052
G-III Apparel Group, Ltd.†	475	9,609
ScanSource, Inc.†	1,700	52,938
Titan Machinery, Inc.†	475	10,645
Veritiv Corp.†	225	24,424
WESCO International, Inc.†	25	2,677
		126,345
Diversified Finan Serv — 0.7%
AssetMark Financial Holdings, Inc.†	350	6,569
Blucora, Inc.†	1,600	29,536
Coinbase Global, Inc., Class A†	3,518	165,416
Cowen, Inc., Class A	375	8,884
Encore Capital Group, Inc.†	575	33,218
Focus Financial Partners, Inc., Class A†	750	25,545
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	75	2,840
Mr. Cooper Group, Inc.†	175	6,429
Navient Corp.	375	5,246
Nelnet, Inc., Class A	50	4,263
PJT Partners, Inc., Class A	400	28,112
Radian Group, Inc.	2,475	48,634
Stifel Financial Corp.	352	19,719
Virtus Investment Partners, Inc.	35	5,986
		390,397
Electric — 0.3%
ALLETE, Inc.	110	6,466
Avista Corp.	200	8,702
Clearway Energy, Inc., Class A	350	11,190
Clearway Energy, Inc., Class C	475	16,549
IDACORP, Inc.	275	29,128
PNM Resources, Inc.	275	13,139
Portland General Electric Co.	1,100	53,163
Unitil Corp.	285	16,735
Via Renewables, Inc.	1,625	12,447
		167,519
Electrical Components & Equipment — 0.1%
Encore Wire Corp.	410	42,607
Powell Industries, Inc.	525	12,269
		54,876
Electronics — 0.5%
Atkore, Inc.†	1,150	95,462
Benchmark Electronics, Inc.	2,800	63,168
Knowles Corp.†	1,525	26,428
OSI Systems, Inc.†	1,110	94,838
Sanmina Corp.†	450	18,329
Vishay Intertechnology, Inc.	1,600	28,512
		326,737
Energy-Alternate Sources — 0.1%
Green Plains, Inc.†	500	13,585
REX American Resources Corp.†	90	7,632

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy-Alternate Sources (continued)
SunPower Corp.†	475	$ 7,510
Sunrun, Inc.†	900	21,024
		49,751
Engineering & Construction — 0.6%
Comfort Systems USA, Inc.	950	78,992
EMCOR Group, Inc.	675	69,498
MasTec, Inc.†	700	50,162
MYR Group, Inc.†	775	68,301
Primoris Services Corp.	1,700	36,992
TopBuild Corp.†	300	50,148
		354,093
Entertainment — 0.3%
Cinemark Holdings, Inc.†	425	6,384
Lions Gate Entertainment Corp., Class A†	2,925	27,232
Marriott Vacations Worldwide Corp.	330	38,346
Red Rock Resorts, Inc., Class A	1,875	62,550
SeaWorld Entertainment, Inc.†	775	34,239
		168,751
Environmental Control — 0.1%
Heritage-Crystal Clean, Inc.†	225	6,066
Tetra Tech, Inc.	440	60,082
		66,148
Food — 0.1%
John B. Sanfilippo & Son, Inc.	200	14,498
Seneca Foods Corp., Class A†	225	12,496
SpartanNash Co.	75	2,263
Sprouts Farmers Market, Inc.†	1,050	26,586
		55,843
Food Service — 0.0%
Healthcare Services Group, Inc.	625	10,881
Gas — 0.2%
Chesapeake Utilities Corp.	35	4,534
New Jersey Resources Corp.	1,350	60,115
Northwest Natural Holding Co.	425	22,568
ONE Gas, Inc.	250	20,298
		107,515
Healthcare-Products — 1.2%
Adaptive Biotechnologies Corp.†	225	1,820
AngioDynamics, Inc.†	2,250	43,538
Bioventus, Inc., Class A†	1,075	7,332
Cardiovascular Systems, Inc.†	2,825	40,567
Inspire Medical Systems, Inc.†	185	33,794
Integer Holdings Corp.†	675	47,696
Intuitive Surgical, Inc.†	1,251	251,088
LivaNova PLC†	925	57,785
Nevro Corp.†	175	7,670
NuVasive, Inc.†	2,375	116,755
SeaSpine Holdings Corp.†	200	1,130
Shockwave Medical, Inc.†	185	35,367
STAAR Surgical Co.†	465	32,982
Varex Imaging Corp.†	375	8,021
ViewRay, Inc.†	9,925	26,301
Zynex, Inc.	1,837	14,659
		726,505
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 0.2%
Fulgent Genetics, Inc.†	600	$ 32,718
LifeStance Health Group, Inc.†	2,500	13,900
Medpace Holdings, Inc.†	270	40,411
ModivCare, Inc.†	25	2,113
OPKO Health, Inc.†	5,050	12,776
Tenet Healthcare Corp.†	325	17,082
		119,000
Home Builders — 0.2%
LGI Homes, Inc.†	110	9,559
Meritage Homes Corp.†	450	32,625
Taylor Morrison Home Corp.†	1,550	36,208
Tri Pointe Homes, Inc.†	650	10,966
Winnebago Industries, Inc.	25	1,214
		90,572
Home Furnishings — 0.0%
Sleep Number Corp.†	300	9,285
Sonos, Inc.†	975	17,589
		26,874
Household Products/Wares — 0.0%
Central Garden & Pet Co., Class A†	250	10,002
Helen of Troy, Ltd.†	75	12,181
		22,183
Insurance — 0.3%
American Equity Investment Life Holding Co.	100	3,657
Employers Holdings, Inc.	425	17,803
Essent Group, Ltd.	1,250	48,625
Kinsale Capital Group, Inc.	165	37,891
MGIC Investment Corp.	1,200	15,120
NMI Holdings, Inc., Class A†	850	14,152
RLI Corp.	420	48,968
Selective Insurance Group, Inc.	200	17,388
		203,604
Internet — 12.2%
Airbnb, Inc., Class A†	5,802	516,842
Amazon.com, Inc.†	10,862	1,153,653
Chewy, Inc., Class A†	24,198	840,155
EverQuote, Inc., Class A†	200	1,768
Farfetch, Ltd., Class A†	24,738	177,124
IAC/InterActiveCorp†	4,980	378,331
Match Group, Inc.†	3,574	249,072
MercadoLibre, Inc.†	670	426,703
Okta, Inc.†	3,117	281,777
Perficient, Inc.†	1,025	93,982
Q2 Holdings, Inc.†	450	17,356
QuinStreet, Inc.†	2,075	20,874
Shopify, Inc., Class A†	34,650	1,082,466
Spotify Technology SA†	4,161	390,427
Uber Technologies, Inc.†	66,941	1,369,613
Upwork, Inc.†	650	13,442
Wayfair, Inc., Class A†	6,116	266,413
Yelp, Inc.†	1,500	41,655
		7,321,653
Iron/Steel — 0.1%
Allegheny Technologies, Inc.†	325	7,381
Cleveland-Cliffs, Inc.†	400	6,148

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Iron/Steel (continued)
Commercial Metals Co.	1,365	$ 45,181
Schnitzer Steel Industries, Inc., Class A	275	9,031
		67,741
Leisure Time — 0.1%
Acushnet Holdings Corp.	950	39,596
Liberty TripAdvisor Holdings, Inc., Class A†	4,279	3,237
		42,833
Lodging — 0.1%
Boyd Gaming Corp.	725	36,069
Machinery-Constr&Mining — 0.1%
Argan, Inc.	1,175	43,851
Bloom Energy Corp., Class A†	625	10,312
Terex Corp.	175	4,790
		58,953
Machinery-Diversified — 0.1%
Altra Industrial Motion Corp.	700	24,675
Kadant, Inc.	125	22,794
		47,469
Media — 0.2%
AMC Networks, Inc., Class A†	850	24,752
Liberty Latin America, Ltd., Class C†	10,325	80,432
Sinclair Broadcast Group, Inc., Class A	1,475	30,090
Thryv Holdings, Inc.†	450	10,075
		145,349
Metal Fabricate/Hardware — 0.1%
AZZ, Inc.	175	7,143
Mueller Industries, Inc.	785	41,833
Olympic Steel, Inc.	225	5,794
TimkenSteel Corp.†	550	10,290
		65,060
Mining — 0.1%
Alcoa Corp.	100	4,558
Arconic Corp.†	1,300	36,465
Coeur Mining, Inc.†	1,225	3,724
Constellium SE†	1,725	22,787
Hecla Mining Co.	675	2,646
		70,180
Miscellaneous Manufactur — 0.1%
EnPro Industries, Inc.	90	7,374
Fabrinet†	350	28,385
Hillenbrand, Inc.	875	35,840
Materion Corp.	150	11,059
		82,658
Office Furnishings — 0.0%
Steelcase, Inc., Class A	2,300	24,679
Oil & Gas — 0.6%
Antero Resources Corp.†	110	3,372
CNX Resources Corp.†	1,000	16,460
Delek US Holdings, Inc.†	1,450	37,468
Magnolia Oil & Gas Corp., Class A	2,625	55,099
Matador Resources Co.	450	20,965
Murphy Oil Corp.	1,525	46,040
Oasis Petroleum, Inc.	190	23,113
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Ovintiv, Inc.	1,538	$ 67,964
Patterson-UTI Energy, Inc.	1,800	28,368
PBF Energy, Inc., Class A†	325	9,431
PDC Energy, Inc.	825	50,828
SM Energy Co.	425	14,531
Whiting Petroleum Corp.	50	3,402
		377,041
Oil & Gas Services — 0.3%
Archrock, Inc.	475	3,928
ChampionX Corp.	800	15,880
Helix Energy Solutions Group, Inc.†	725	2,248
MRC Global, Inc.†	2,825	28,137
NexTier Oilfield Solutions, Inc.†	2,550	24,250
NOW, Inc.†	6,100	59,658
Oceaneering International, Inc.†	1,125	12,015
Oil States International, Inc.†	900	4,878
ProPetro Holding Corp.†	775	7,750
Select Energy Services, Inc., Class A†	500	3,410
		162,154
Pharmaceuticals — 1.1%
Aclaris Therapeutics, Inc.†	1,950	27,222
AdaptHealth Corp.†	950	17,138
Alkermes PLC†	775	23,087
Amneal Pharmaceuticals, Inc.†	3,150	10,017
Amphastar Pharmaceuticals, Inc.†	625	21,744
Arvinas, Inc.†	800	33,672
BellRing Brands, Inc.†	3,430	85,373
Catalyst Pharmaceuticals, Inc.†	7,650	53,626
Coherus Biosciences, Inc.†	4,800	34,752
Corcept Therapeutics, Inc.†	850	20,213
Enanta Pharmaceuticals, Inc.†	650	30,726
Fulcrum Therapeutics, Inc.†	1,983	9,717
Herbalife Nutrition, Ltd.†	2,350	48,057
Heron Therapeutics, Inc.†	1,900	5,301
Kura Oncology, Inc.†	2,525	46,283
Madrigal Pharmaceuticals, Inc.†	275	19,685
Option Care Health, Inc.†	5,250	145,897
Protagonist Therapeutics, Inc.†	931	7,364
USANA Health Sciences, Inc.†	540	39,074
Y-mAbs Therapeutics, Inc.†	50	757
		679,705
Real Estate — 0.1%
Cushman & Wakefield PLC†	950	14,478
Kennedy-Wilson Holdings, Inc.	2,575	48,770
Realogy Holdings Corp.†	1,550	15,237
		78,485
REITS — 1.3%
Agree Realty Corp.	720	51,934
Alexander & Baldwin, Inc.	801	14,378
American Assets Trust, Inc.	200	5,940
Apple Hospitality REIT, Inc.	2,025	29,707
Ares Commercial Real Estate Corp.	2,250	27,517
Blackstone Mtg. Trust, Inc., Class A	1,700	47,039
Brandywine Realty Trust	850	8,194
Broadstone Net Lease, Inc.	425	8,717
Centerspace	125	10,194
Chatham Lodging Trust†	125	1,306
City Office REIT, Inc.	525	6,799
Community Healthcare Trust, Inc.	200	7,242

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Corporate Office Properties Trust	675	$ 17,678
DiamondRock Hospitality Co.†	775	6,363
Ellington Financial, Inc.	900	13,203
Equity Commonwealth†	1,125	30,971
Essential Properties Realty Trust, Inc.	375	8,059
First Industrial Realty Trust, Inc.	425	20,179
Four Corners Property Trust, Inc.	350	9,307
GEO Group, Inc.†	1,975	13,035
Getty Realty Corp.	400	10,600
Gladstone Commercial Corp.	400	7,536
Global Medical REIT, Inc.	300	3,369
Healthcare Realty Trust, Inc.	1,650	44,880
Highwoods Properties, Inc.	150	5,129
Independence Realty Trust, Inc.	725	15,029
Kite Realty Group Trust	1,257	21,734
KKR Real Estate Finance Trust, Inc.	2,250	39,262
Ladder Capital Corp.	1,575	16,600
National Storage Affiliates Trust	815	40,807
Paramount Group, Inc.	775	5,603
Pebblebrook Hotel Trust	625	10,356
Phillips Edison & Co., Inc.	450	15,034
Physicians Realty Trust	675	11,779
Piedmont Office Realty Trust, Inc., Class A	800	10,496
Plymouth Industrial REIT, Inc.	425	7,455
PotlatchDeltic Corp.	375	16,571
Ready Capital Corp.	650	7,748
Redwood Trust, Inc.	1,100	8,481
Retail Opportunity Investments Corp.	1,500	23,670
RLJ Lodging Trust	1,150	12,685
Ryman Hospitality Properties, Inc.†	225	17,107
SITE Centers Corp.	2,250	30,307
STAG Industrial, Inc.	325	10,036
Summit Hotel Properties, Inc.†	275	1,999
Sunstone Hotel Investors, Inc.†	450	4,464
Terreno Realty Corp.	340	18,948
TPG RE Finance Trust, Inc.	725	6,532
UMH Properties, Inc.	175	3,091
Xenia Hotels & Resorts, Inc.†	2,050	29,786
		794,856
Retail — 0.8%
Abercrombie & Fitch Co., Class A†	1,425	24,111
Academy Sports & Outdoors, Inc.	1,225	43,536
Asbury Automotive Group, Inc.†	40	6,774
Bed Bath & Beyond, Inc.†	600	2,982
BJ's Wholesale Club Holdings, Inc.†	325	20,254
Bloomin' Brands, Inc.	1,950	32,409
BlueLinx Holdings, Inc.†	410	27,392
Dillard's, Inc., Class A	85	18,748
Group 1 Automotive, Inc.	225	38,205
Guess?, Inc.	775	13,214
Hibbett Sports, Inc.	250	10,928
Lithia Motors, Inc.	25	6,870
Murphy USA, Inc.	405	94,312
Nu Skin Enterprises, Inc., Class A	550	23,815
ODP Corp.†	850	25,704
Rush Enterprises, Inc., Class A	200	9,640
Signet Jewelers, Ltd.	235	12,563
Sonic Automotive, Inc., Class A	475	17,399
Security Description	Shares or Principal Amount	Value

Retail (continued)
Winmark Corp.	50	$ 9,779
Zumiez, Inc.†	675	17,550
		456,185
Savings & Loans — 0.3%
Axos Financial, Inc.†	350	12,548
Brookline Bancorp, Inc.	3,550	47,250
Flushing Financial Corp.	100	2,126
HomeTrust Bancshares, Inc.	275	6,875
Northfield Bancorp, Inc.	1,375	17,916
OceanFirst Financial Corp.	2,725	52,129
Washington Federal, Inc.	1,075	32,272
		171,116
Semiconductors — 2.8%
Amkor Technology, Inc.	825	13,984
ASML Holding NV	3,043	1,448,103
Cirrus Logic, Inc.†	175	12,694
Cohu, Inc.†	1,025	28,444
MACOM Technology Solutions Holdings, Inc.†	175	8,068
Rambus, Inc.†	750	16,117
Semtech Corp.†	170	9,345
Silicon Laboratories, Inc.†	925	129,703
SiTime Corp.†	50	8,152
Veeco Instruments, Inc.†	975	18,915
		1,693,525
Software — 16.7%
Alkami Technology, Inc.†	144	2,000
Allscripts Healthcare Solutions, Inc.†	1,175	17,425
Bandwidth, Inc., Class A†	800	15,056
Blackline, Inc.†	615	40,959
Box, Inc., Class A†	2,750	69,135
Cardlytics, Inc.†	575	12,828
Cloudflare, Inc., Class A†	26,654	1,166,113
CommVault Systems, Inc.†	600	37,740
Coupa Software, Inc.†	5,917	337,861
CSG Systems International, Inc.	610	36,405
Datadog, Inc., Class A†	12,958	1,234,120
DigitalOcean Holdings, Inc.†	639	26,429
Donnelley Financial Solutions, Inc.†	425	12,448
eGain Corp.†	6,234	60,782
ManTech International Corp., Class A	145	13,840
Momentive Global, Inc.†	2,550	22,440
NextGen Healthcare, Inc.†	2,175	37,932
PagerDuty, Inc.†	1,150	28,497
Paycor HCM, Inc.†	623	16,198
ROBLOX Corp., Class A†	33,515	1,101,303
Simulations Plus, Inc.	425	20,965
Snowflake, Inc., Class A†	11,846	1,647,305
Sprout Social, Inc., Class A†	375	21,776
SPS Commerce, Inc.†	25	2,826
Twilio, Inc., Class A†	2,166	181,532
Unity Software, Inc.†	14,615	538,124
Veeva Systems, Inc., Class A†	6,295	1,246,662
Workiva, Inc.†	675	44,543
Xperi Holding Corp.	1,700	24,531
Zoom Video Communications, Inc., Class A†	8,042	868,295

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ZoomInfo Technologies, Inc.†	32,648	$ 1,085,220
Zuora, Inc., Class A†	2,250	20,138
		9,991,428
Telecommunications — 0.2%
A10 Networks, Inc.	3,600	51,768
EchoStar Corp., Class A†	1,825	35,223
		86,991
Textiles — 0.1%
UniFirst Corp.	200	34,436
Transportation — 0.2%
ArcBest Corp.	915	64,389
Atlas Air Worldwide Holdings, Inc.†	135	8,331
Dorian LPG, Ltd.	541	8,223
Eagle Bulk Shipping, Inc.	150	7,782
Hub Group, Inc., Class A†	250	17,735
Radiant Logistics, Inc.†	825	6,121
Safe Bulkers, Inc.	1,650	6,303
Schneider National, Inc., Class B	700	15,666
Werner Enterprises, Inc.	125	4,818
		139,368
Trucking&Leasing — 0.0%
GATX Corp.	110	10,358
Water — 0.1%
American States Water Co.	900	73,359
Total Common Stocks (cost $47,540,643)		33,493,507
CORPORATE BONDS & NOTES — 14.5%
Advertising — 0.1%
Lamar Media Corp.
3.63%, 01/15/2031	$ 10,000	8,184
3.75%, 02/15/2028	20,000	17,562
4.88%, 01/15/2029	35,000	31,489
		57,235
Aerospace/Defense — 0.2%
Boeing Co.
5.04%, 05/01/2027	15,000	14,821
5.15%, 05/01/2030	18,000	17,326
L3Harris Technologies, Inc.
3.85%, 06/15/2023	35,000	34,970
Northrop Grumman Corp.
5.15%, 05/01/2040	12,000	12,201
Raytheon Technologies Corp.
2.38%, 03/15/2032	10,000	8,478
3.65%, 08/16/2023	2,000	1,999
3.95%, 08/16/2025	25,000	25,075
4.45%, 11/16/2038	7,000	6,705
		121,575
Agriculture — 0.2%
BAT Capital Corp.
2.26%, 03/25/2028	40,000	33,567
4.74%, 03/16/2032	65,000	57,924
BAT International Finance PLC
4.45%, 03/16/2028	20,000	18,964
Security Description	Shares or Principal Amount	Value

Agriculture (continued)
Cargill, Inc.
4.00%, 06/22/2032*	$ 17,000	$ 16,681
		127,136
Apparel — 0.2%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	27,788
William Carter Co.
5.63%, 03/15/2027*	90,000	84,277
		112,065
Auto Manufacturers — 0.1%
Ford Motor Co.
3.25%, 02/12/2032	20,000	14,831
General Motors Financial Co., Inc.
3.60%, 06/21/2030	32,000	27,704
		42,535
Banks — 2.6%
Bank of America Corp.
1.90%, 07/23/2031	5,000	4,006
2.30%, 07/21/2032	5,000	4,052
2.46%, 10/22/2025	55,000	52,439
2.57%, 10/20/2032	20,000	16,543
3.31%, 04/22/2042	45,000	35,451
3.71%, 04/24/2028	30,000	28,645
4.08%, 03/20/2051	65,000	56,152
4.75%, 04/21/2045	35,000	31,936
Bank of New York Mellon Corp.
2.05%, 01/26/2027	65,000	59,807
Citigroup, Inc.
1.28%, 11/03/2025	35,000	32,531
2.52%, 11/03/2032	60,000	48,826
3.20%, 10/21/2026	15,000	14,292
4.30%, 11/20/2026	25,000	24,657
Fifth Third Bancorp
1.71%, 11/01/2027	55,000	48,869
Goldman Sachs Group, Inc.
1.99%, 01/27/2032	10,000	7,921
2.38%, 07/21/2032	50,000	40,559
2.62%, 04/22/2032	75,000	62,435
2.65%, 10/21/2032	5,000	4,130
2.91%, 07/24/2023	30,000	29,992
3.10%, 02/24/2033	10,000	8,565
3.81%, 04/23/2029	65,000	61,386
4.02%, 10/31/2038	10,000	8,766
JPMorgan Chase & Co.
2.55%, 11/08/2032	45,000	37,357
2.58%, 04/22/2032	15,000	12,624
2.96%, 05/13/2031	45,000	38,945
3.11%, 04/22/2041	10,000	7,789
3.16%, 04/22/2042	15,000	11,712
3.22%, 03/01/2025	85,000	83,540
3.51%, 01/23/2029	70,000	65,581
3.70%, 05/06/2030	90,000	83,894
3.96%, 01/29/2027	50,000	48,836
4.32%, 04/26/2028	30,000	29,548
4.59%, 04/26/2033	5,000	4,928
Morgan Stanley
1.59%, 05/04/2027	70,000	62,211
1.79%, 02/13/2032	70,000	55,247
1.93%, 04/28/2032	20,000	15,903
2.24%, 07/21/2032	30,000	24,390

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
2.48%, 01/21/2028	$ 35,000	$ 31,861
2.51%, 10/20/2032	5,000	4,142
2.70%, 01/22/2031	10,000	8,681
3.13%, 07/27/2026	20,000	19,103
3.59%, 07/22/2028	15,000	14,221
4.00%, 07/23/2025	15,000	15,002
4.21%, 04/20/2028	45,000	44,058
Wells Fargo & Co.
3.00%, 10/23/2026	120,000	113,456
3.35%, 03/02/2033	35,000	31,149
3.91%, 04/25/2026	20,000	19,636
5.61%, 01/15/2044	15,000	15,166
		1,580,940
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 07/15/2042	20,000	16,290
4.75%, 04/15/2058	10,000	9,009
5.45%, 01/23/2039	25,000	25,392
Constellation Brands, Inc.
3.15%, 08/01/2029	12,000	10,827
4.40%, 11/15/2025	15,000	15,085
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	25,000	23,896
		100,499
Biotechnology — 0.2%
CSL Finance PLC
4.05%, 04/27/2029*	18,000	17,707
4.25%, 04/27/2032*	25,000	24,511
Royalty Pharma PLC
1.75%, 09/02/2027	15,000	12,807
2.15%, 09/02/2031	40,000	31,300
2.20%, 09/02/2030	5,000	4,044
3.55%, 09/02/2050	10,000	7,027
		97,396
Building Materials — 0.2%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	46,610
Standard Industries, Inc.
3.38%, 01/15/2031*	5,000	3,693
4.38%, 07/15/2030*	65,000	51,268
4.75%, 01/15/2028*	40,000	34,067
		135,638
Chemicals — 0.1%
DuPont de Nemours, Inc.
4.21%, 11/15/2023	35,000	35,230
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,452
		39,682
Commercial Services — 0.5%
Gartner, Inc.
3.63%, 06/15/2029*	15,000	12,996
3.75%, 10/01/2030*	25,000	21,577
4.50%, 07/01/2028*	25,000	22,955
Global Payments, Inc.
3.20%, 08/15/2029	35,000	30,652
Howard University
2.65%, 10/01/2028	5,000	4,503
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
2.80%, 10/01/2030	$ 5,000	$ 4,415
2.90%, 10/01/2031	40,000	34,787
S&P Global, Inc.
2.45%, 03/01/2027*	10,000	9,363
2.70%, 03/01/2029*	15,000	13,676
2.90%, 03/01/2032*	13,000	11,619
Service Corp. International
3.38%, 08/15/2030	65,000	53,219
5.13%, 06/01/2029	51,000	48,170
United Rentals North America, Inc.
3.88%, 02/15/2031	20,000	16,872
4.88%, 01/15/2028	40,000	37,692
		322,496
Computers — 0.2%
Apple, Inc.
2.20%, 09/11/2029	8,000	7,220
3.85%, 05/04/2043	5,000	4,633
4.38%, 05/13/2045	5,000	4,975
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	95,000	84,075
Kyndryl Holdings, Inc.
3.15%, 10/15/2031*	20,000	14,847
Leidos, Inc.
3.63%, 05/15/2025	15,000	14,696
		130,446
Diversified Finan Serv — 0.5%
Capital One Financial Corp.
1.88%, 11/02/2027	55,000	48,304
3.90%, 01/29/2024	20,000	19,979
5.27%, 05/10/2033	25,000	24,614
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	135,000	133,061
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	10,000	9,886
4.60%, 03/15/2033	5,000	4,985
Navient Corp.
7.25%, 09/25/2023	29,000	28,687
Springleaf Finance Corp.
6.13%, 03/15/2024	10,000	9,550
		279,066
Electric — 1.3%
AES Corp.
3.30%, 07/15/2025*	20,000	18,760
Alabama Power Co.
3.45%, 10/01/2049	30,000	23,947
4.15%, 08/15/2044	10,000	8,864
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	13,000	11,625
Commonwealth Edison Co.
3.65%, 06/15/2046	11,000	9,383
4.00%, 03/01/2048	5,000	4,523
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	20,000	15,265
Duke Energy Carolinas LLC
2.55%, 04/15/2031	10,000	8,768
Duke Energy Corp.
2.55%, 06/15/2031	30,000	24,990
Duke Energy Indiana LLC
2.75%, 04/01/2050	25,000	17,676

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Duke Energy Progress LLC
3.70%, 10/15/2046	$ 10,000	$ 8,544
4.00%, 04/01/2052	10,000	9,002
4.38%, 03/30/2044	15,000	13,953
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,321
Evergy, Inc.
2.45%, 09/15/2024	10,000	9,632
2.90%, 09/15/2029	4,000	3,538
Exelon Corp.
3.95%, 06/15/2025	45,000	44,849
4.10%, 03/15/2052*	5,000	4,306
FirstEnergy Corp.
1.60%, 01/15/2026	5,000	4,363
2.25%, 09/01/2030	20,000	15,850
Georgia Power Co.
4.30%, 03/15/2042	8,000	6,991
4.70%, 05/15/2032	15,000	15,080
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	19,000	18,804
ITC Holdings Corp.
2.95%, 05/14/2030*	15,000	13,255
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	20,000	17,060
MidAmerican Energy Co.
3.15%, 04/15/2050	8,000	6,305
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	45,000	45,619
NRG Energy, Inc.
2.45%, 12/02/2027*	19,000	16,337
Oglethorpe Power Corp.
4.50%, 04/01/2047*	15,000	13,014
Pacific Gas & Electric Co.
4.40%, 03/01/2032	20,000	17,408
4.95%, 07/01/2050	110,000	88,263
5.25%, 03/01/2052	2,000	1,656
5.90%, 06/15/2032	30,000	28,933
PacifiCorp
4.13%, 01/15/2049	5,000	4,502
4.15%, 02/15/2050	5,000	4,538
Puget Energy, Inc.
4.10%, 06/15/2030	20,000	18,635
Sempra Energy
3.40%, 02/01/2028	25,000	23,646
3.80%, 02/01/2038	2,000	1,695
4.00%, 02/01/2048	5,000	4,163
Southern California Edison Co.
2.75%, 02/01/2032	25,000	21,180
2.85%, 08/01/2029	15,000	13,320
4.00%, 04/01/2047	10,000	8,160
4.13%, 03/01/2048	5,000	4,139
4.70%, 06/01/2027	35,000	35,111
Southern Co.
2.95%, 07/01/2023	10,000	9,910
3.25%, 07/01/2026	25,000	23,958
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	49,202
4.60%, 06/01/2032	8,000	7,956
		780,999
Security Description	Shares or Principal Amount	Value

Electronics — 0.0%
Sensata Technologies BV
5.00%, 10/01/2025*	$ 20,000	$ 19,100
Entertainment — 0.2%
Magallanes, Inc.
4.28%, 03/15/2032*	15,000	13,455
5.14%, 03/15/2052*	75,000	63,363
WMG Acquisition Corp.
3.88%, 07/15/2030*	65,000	54,051
		130,869
Environmental Control — 0.2%
Clean Harbors, Inc.
4.88%, 07/15/2027*	80,000	73,200
5.13%, 07/15/2029*	50,000	45,375
		118,575
Food — 0.1%
Conagra Brands, Inc.
4.30%, 05/01/2024	10,000	10,046
4.85%, 11/01/2028	15,000	14,820
5.40%, 11/01/2048	10,000	9,497
Kellogg Co.
3.40%, 11/15/2027	20,000	19,149
Mondelez International, Inc.
3.00%, 03/17/2032	20,000	17,448
		70,960
Gas — 0.1%
NiSource, Inc.
3.49%, 05/15/2027	25,000	23,960
3.60%, 05/01/2030	5,000	4,592
		28,552
Healthcare-Products — 0.4%
Avantor Funding, Inc.
4.63%, 07/15/2028*	50,000	45,835
Baxter International, Inc.
2.54%, 02/01/2032	90,000	76,038
Hologic, Inc.
4.63%, 02/01/2028*	70,000	65,502
Teleflex, Inc.
4.63%, 11/15/2027	30,000	27,675
		215,050
Healthcare-Services — 0.4%
Anthem, Inc.
5.10%, 01/15/2044	3,000	3,014
Centene Corp.
3.38%, 02/15/2030	25,000	21,192
4.63%, 12/15/2029	75,000	69,578
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,625
Humana, Inc.
3.70%, 03/23/2029	30,000	28,455
Kaiser Foundation Hospitals
2.81%, 06/01/2041	15,000	11,691
3.00%, 06/01/2051	20,000	15,021
Sutter Health
3.36%, 08/15/2050	15,000	11,586
UnitedHealth Group, Inc.
2.75%, 05/15/2040	20,000	15,654
3.50%, 08/15/2039	10,000	8,759

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
4.20%, 05/15/2032	$ 15,000	$ 15,063
4.95%, 05/15/2062	5,000	5,106
		209,744
Home Builders — 0.1%
PulteGroup, Inc.
5.50%, 03/01/2026	40,000	40,711
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	42,000	37,685
		78,396
Insurance — 0.4%
Aon Corp.
2.20%, 11/15/2022	25,000	24,945
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/2027	15,000	14,069
3.90%, 02/28/2052	10,000	8,234
Athene Global Funding
2.65%, 10/04/2031*	45,000	35,994
2.72%, 01/07/2029*	14,000	11,962
Brighthouse Financial, Inc.
5.63%, 05/15/2030	35,000	34,058
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	43,000	37,338
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	20,000	20,060
4.75%, 03/15/2039	10,000	9,826
New York Life Insurance Co.
3.75%, 05/15/2050*	3,000	2,467
Unum Group
4.13%, 06/15/2051	5,000	3,710
Willis North America, Inc.
3.60%, 05/15/2024	20,000	19,715
		222,378
Internet — 0.4%
Amazon.com, Inc.
3.45%, 04/13/2029	43,000	41,887
3.95%, 04/13/2052	70,000	64,970
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	77,000	70,455
NortonLifeLock, Inc.
5.00%, 04/15/2025*	50,000	48,750
		226,062
Investment Companies — 0.1%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	64,291
Iron/Steel — 0.0%
Vale Overseas, Ltd.
3.75%, 07/08/2030	30,000	26,295
Leisure Time — 0.0%
Carnival Corp.
4.00%, 08/01/2028*	30,000	24,600
Lodging — 0.0%
Las Vegas Sands Corp.
3.50%, 08/18/2026	15,000	13,111
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 0.0%
Otis Worldwide Corp.
2.57%, 02/15/2030	$ 30,000	$ 25,977
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	58,217
Charter Communications Operating LLC/Charter Communications Operating Capital
3.90%, 06/01/2052	30,000	20,956
4.40%, 04/01/2033	35,000	31,295
4.80%, 03/01/2050	10,000	7,988
5.13%, 07/01/2049	15,000	12,484
6.48%, 10/23/2045	15,000	14,618
Comcast Corp.
2.99%, 11/01/2063	8,000	5,484
3.20%, 07/15/2036	5,000	4,250
3.25%, 11/01/2039	25,000	20,645
3.75%, 04/01/2040	10,000	8,806
Cox Communications, Inc.
2.60%, 06/15/2031*	20,000	16,771
Discovery Communications LLC
3.90%, 11/15/2024	30,000	29,546
3.95%, 06/15/2025 to 03/20/2028	22,000	20,625
4.00%, 09/15/2055	50,000	35,249
5.20%, 09/20/2047	15,000	12,936
5.30%, 05/15/2049	25,000	21,523
Paramount Global
4.38%, 03/15/2043	20,000	15,540
4.95%, 01/15/2031	15,000	14,318
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	80,000	70,596
Time Warner Cable LLC
4.50%, 09/15/2042	20,000	15,685
5.88%, 11/15/2040	40,000	36,800
		474,332
Mining — 0.0%
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	4,000	3,244
5.88%, 04/15/2030*	9,000	8,163
6.13%, 04/15/2032*	5,000	4,500
		15,907
Miscellaneous Manufactur — 0.0%
Parker-Hannifin Corp.
4.25%, 09/15/2027	9,000	8,967
4.50%, 09/15/2029	15,000	14,956
		23,923
Office/Business Equip — 0.2%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	59,000	49,747
3.28%, 12/01/2028	5,000	4,313
3.57%, 12/01/2031	10,000	8,262
4.13%, 05/01/2025	10,000	9,717
Xerox Holdings Corp.
5.50%, 08/15/2028*	35,000	29,207
		101,246
Oil & Gas — 0.7%
Apache Corp.
4.88%, 11/15/2027	30,000	27,600

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
BP Capital Markets America, Inc.
2.94%, 06/04/2051	$ 20,000	$ 14,360
3.00%, 02/24/2050	10,000	7,311
3.38%, 02/08/2061	15,000	11,168
ConocoPhillips Co.
3.80%, 03/15/2052	5,000	4,308
4.03%, 03/15/2062*	5,000	4,295
Continental Resources, Inc.
5.75%, 01/15/2031*	10,000	9,637
Ecopetrol SA
4.63%, 11/02/2031	65,000	49,237
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	15,000	14,092
4.88%, 03/30/2026*	10,000	8,826
5.88%, 03/30/2031*	30,000	24,375
Equinor ASA
3.63%, 04/06/2040	20,000	17,620
3.70%, 04/06/2050	10,000	8,657
Exxon Mobil Corp.
4.23%, 03/19/2040	25,000	23,731
Hess Corp.
7.13%, 03/15/2033	9,000	10,039
7.30%, 08/15/2031	25,000	28,046
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	46,160
Marathon Petroleum Corp.
4.70%, 05/01/2025	25,000	25,314
Ovintiv, Inc.
6.50%, 08/15/2034	5,000	5,235
7.38%, 11/01/2031	30,000	33,059
Shell International Finance BV
2.88%, 11/26/2041	10,000	7,780
3.00%, 11/26/2051	3,000	2,250
3.25%, 04/06/2050	15,000	11,902
Viper Energy Partners LP
5.38%, 11/01/2027*	33,000	31,545
		426,547
Packaging&Containers — 0.2%
Ball Corp.
4.00%, 11/15/2023	95,000	93,958
Graphic Packaging International LLC
4.75%, 07/15/2027*	45,000	42,489
		136,447
Pharmaceuticals — 0.1%
AbbVie, Inc.
3.20%, 11/21/2029	10,000	9,216
4.63%, 10/01/2042	10,000	9,272
Bausch Health Cos., Inc.
5.75%, 08/15/2027*	50,000	41,419
CVS Health Corp.
5.13%, 07/20/2045	20,000	19,360
		79,267
Pipelines — 0.5%
DCP Midstream Operating LP
5.13%, 05/15/2029	40,000	36,000
Energy Transfer LP
6.13%, 12/15/2045	55,000	52,696
Enterprise Products Operating LLC
2.80%, 01/31/2030	5,000	4,388
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
4.25%, 02/15/2048	$ 8,000	$ 6,770
4.95%, 10/15/2054	10,000	9,179
EQM Midstream Partners LP
4.13%, 12/01/2026	30,000	25,913
MPLX LP
1.75%, 03/01/2026	10,000	9,015
4.95%, 03/14/2052	25,000	21,852
5.20%, 03/01/2047	5,000	4,558
NGPL PipeCo LLC
3.25%, 07/15/2031*	15,000	12,531
ONEOK, Inc.
3.10%, 03/15/2030	20,000	17,235
3.40%, 09/01/2029	15,000	13,270
6.35%, 01/15/2031	5,000	5,234
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	36,000	34,595
Targa Resources Corp.
4.20%, 02/01/2033	15,000	13,627
6.25%, 07/01/2052	15,000	15,057
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	15,000	12,836
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	10,000	9,002
Western Midstream Operating LP
4.75%, 08/15/2028	15,000	13,697
		317,455
REITS — 0.5%
American Tower Corp.
1.45%, 09/15/2026	15,000	13,137
1.50%, 01/31/2028	2,000	1,666
2.40%, 03/15/2025	20,000	18,917
3.65%, 03/15/2027	15,000	14,264
EPR Properties
4.95%, 04/15/2028	35,000	32,238
Equinix, Inc.
2.00%, 05/15/2028	15,000	12,887
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	15,000	12,033
4.00%, 01/15/2031	7,000	6,029
5.30%, 01/15/2029	20,000	19,102
5.75%, 06/01/2028	10,000	9,768
SBA Tower Trust
2.84%, 01/15/2050*	40,000	38,638
3.45%, 03/15/2048*	50,000	49,582
VICI Properties LP
4.95%, 02/15/2030	29,000	27,484
5.13%, 05/15/2032	20,000	18,847
		274,592
Retail — 0.6%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*	70,000	60,900
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	20,000	17,350
FirstCash, Inc.
4.63%, 09/01/2028*	50,000	43,180
5.63%, 01/01/2030*	45,000	38,857
Gap, Inc.
3.63%, 10/01/2029*	59,000	41,430
3.88%, 10/01/2031*	61,000	42,547

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Home Depot, Inc.
3.30%, 04/15/2040	$ 20,000	$ 17,061
Lowe's Cos, Inc.
3.35%, 04/01/2027	5,000	4,819
3.75%, 04/01/2032	2,000	1,861
McDonald's Corp.
3.35%, 04/01/2023	25,000	25,088
3.63%, 09/01/2049	14,000	11,637
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	23,000	22,969
		327,699
Semiconductors — 0.5%
Broadcom, Inc.
3.42%, 04/15/2033*	25,000	20,732
4.00%, 04/15/2029*	83,000	77,094
4.30%, 11/15/2032	15,000	13,663
Intel Corp.
3.05%, 08/12/2051	10,000	7,496
3.10%, 02/15/2060	5,000	3,605
Marvell Technology, Inc.
2.45%, 04/15/2028	10,000	8,741
2.95%, 04/15/2031	30,000	25,216
Microchip Technology, Inc.
2.67%, 09/01/2023	45,000	44,272
NVIDIA Corp.
3.50%, 04/01/2040	20,000	17,583
NXP BV/NXP Funding LLC
4.88%, 03/01/2024	50,000	50,520
5.35%, 03/01/2026	8,000	8,161
5.55%, 12/01/2028	10,000	10,159
Qorvo, Inc.
3.38%, 04/01/2031*	10,000	7,863
4.38%, 10/15/2029	5,000	4,397
		299,502
Software — 0.7%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	84,000	72,660
CDK Global, Inc.
5.25%, 05/15/2029*	85,000	83,282
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	53,100
Microsoft Corp.
3.04%, 03/17/2062	11,000	8,606
Open Text Corp.
3.88%, 12/01/2029*	50,000	42,562
Oracle Corp.
2.30%, 03/25/2028	30,000	25,856
3.60%, 04/01/2040 to 04/01/2050	31,000	22,244
3.85%, 04/01/2060	55,000	38,061
3.95%, 03/25/2051	20,000	14,782
4.00%, 07/15/2046	20,000	14,935
4.10%, 03/25/2061	10,000	7,169
SS&C Technologies, Inc.
5.50%, 09/30/2027*	45,000	41,963
		425,220
Telecommunications — 0.5%
AT&T, Inc.
3.55%, 09/15/2055	19,000	14,330
3.65%, 06/01/2051 to 09/15/2059	42,000	33,004
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
3.80%, 12/01/2057	$ 25,000	$ 19,498
4.50%, 05/15/2035	5,000	4,756
Nokia Oyj
4.38%, 06/12/2027	45,000	42,536
6.63%, 05/15/2039	20,000	19,775
Rogers Communications, Inc.
4.55%, 03/15/2052*	30,000	26,581
T-Mobile USA, Inc.
2.05%, 02/15/2028	65,000	56,538
3.50%, 04/15/2025	20,000	19,578
3.88%, 04/15/2030	15,000	14,037
Verizon Communications, Inc.
2.85%, 09/03/2041	15,000	11,307
3.15%, 03/22/2030	50,000	45,567
		307,507
Transportation — 0.1%
Union Pacific Corp.
2.38%, 05/20/2031	18,000	15,657
2.80%, 02/14/2032	15,000	13,391
2.97%, 09/16/2062	5,000	3,487
		32,535
Trucking&Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	30,000	28,826
4.40%, 07/01/2027*	20,000	19,634
		48,460
Water — 0.0%
American Water Capital Corp.
4.15%, 06/01/2049	6,000	5,348
4.45%, 06/01/2032	15,000	14,953
		20,301
Total Corporate Bonds & Notes (cost $9,876,007)		8,712,608
ASSET BACKED SECURITIES — 4.3%
Auto Loan Receivables — 0.4%
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	35,000	34,149
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	30,000	29,687
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*	70,000	69,143
Series 2020-1A, Class D 2.73%, 12/15/2025*	20,000	19,729
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	30,000	28,849
Series 2019-3A, Class D 2.72%, 11/15/2024*	50,000	49,600
		231,157

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Credit Card Receivables — 0.2%
Mercury Financial Credit Card Master Trust
Series 2022-1A, Class A 2.50%, 09/21/2026*	$ 100,000	$ 94,765
Home Equity — 0.2%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 3.20%, (1 ML+1.58%), 10/25/2034	5,266	5,208
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 1.72%, (1 ML+0.10%), 02/25/2037	27,082	14,815
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 2.12%, (1 ML+0.50%), 11/25/2036	139,924	131,579
		151,602
Other Asset Backed Securities — 3.5%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(1)	73,853	68,941
Series 2021-NPL1, Class A1 2.24%, 06/25/2061*(1)	73,357	69,060
Affirm Asset Securitization Trust
Series 2020-Z2, Class A 1.90%, 01/15/2025*	27,197	26,740
Bain Capital Credit CLO, Ltd. FRS
Series 2019-1A, Class AR 2.17%, (3 ML+1.13%), 04/19/2034*	100,000	96,632
Bayview Koitere Fund Trust VRS
Series 2017-RT4, Class A 3.50%, 07/28/2057*(2)	34,032	33,183
Bayview Mtg. Fund Trust VRS
Series 2017-RT3, Class A 3.50%, 01/28/2058*(2)	23,881	23,443
Bayview Opportunity Master Fund Trust VRS
Series 2017-SPL5, Class A 3.50%, 06/28/2057*(2)	23,154	22,988
Series 2017-RT6, Class A 3.50%, 10/28/2057*(2)	32,838	32,373
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	49,500	43,148
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	48,250	47,042
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	100,000	98,718
Madison Park Funding XXXVIII, Ltd. FRS
Series 2021-38A, Class A 2.16%, (3 ML+1.12%), 07/17/2034*	250,000	241,667
OZLM XII, Ltd. FRS
Series 2015-12A, Class A1R 2.34%, (3 ML+1.05%), 04/30/2027*	12,776	12,748
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(1)	68,571	64,245
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(1)	88,064	82,060
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 1.75%, (1 ML+0.13%), 05/25/2037	$ 53,220	$ 42,016
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	22,718
VCAT LLC
Series 2021-NPL4, Class A1 1.87%, 08/25/2051*(1)	77,099	72,293
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 2.17%, (3 ML+1.13%), 04/15/2034*	100,000	95,463
Venture XIII CLO, Ltd. FRS
Series 2021-43A, Class A1 2.28%, (3 ML+1.24%), 04/15/2034*	100,000	96,997
Vericrest Opportunity Loan Trust
Series 2021-NP11, Class A1 1.87%, 08/25/2051*(1)	83,554	77,477
Verus Securitization Trust
Series 2020-NPL1, Class A1 3.60%, 08/25/2050*(1)	4,043	4,034
VOLT CIII LLC
Series 2021-CF1, Class A1 1.99%, 08/25/2051*(1)	77,523	74,224
VOLT LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(1)	72,376	68,885
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(1)	70,637	67,156
Voya CLO, Ltd. FRS
Series 2015-1A, Class A1R 1.94%, (3 ML+0.90%), 01/18/2029*	183,941	181,336
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 2.23%, (3 ML+1.17%), 07/20/2032*	250,000	242,077
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	84,150	71,328
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	47,750	44,980
		2,123,972
Total Asset Backed Securities (cost $2,661,529)		2,601,496
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.0%
Commercial and Residential — 7.7%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	110,000	106,226
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(2)	26,729	24,813
Series 2020-R1, Class A1 0.99%, 04/25/2053*(2)	23,468	22,652
Series 2021-2, Class A1 0.99%, 04/25/2066*(2)	25,453	23,171
Series 2021-3, Class A1 1.07%, 05/25/2066*(2)	46,909	42,538
Series 2021-4, Class A2 1.24%, 01/20/2065*(2)	30,934	25,897

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2020-3, Class A1 1.69%, 04/25/2065*(2)	$ 26,889	$ 25,682
BANK
Series 2019-BN17, Class A4 3.71%, 04/15/2052	91,000	88,032
BANK VRS
Series 2017-BNK8, Class XA 0.86%, 11/15/2050(2)(3)	967,443	30,190
Series 2020-BN26, Class XA 1.34%, 03/15/2063(2)(3)	987,248	67,279
BBCMS Mtg. Trust FRS
Series 2017-DELC, Class A 2.17%, (1 ML+0.85%), 08/15/2036*	131,000	128,281
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 2.98%, 02/25/2036(2)	30,849	27,289
Benchmark Mtg. Trust VRS
Series 2018-B1, Class XA 0.63%, 01/15/2051(2)(3)	161,383	3,559
Series 2018-B4, Class XA 0.66%, 07/15/2051(2)(3)	312,988	6,185
Series 2018-B8, Class XA 0.80%, 01/15/2052(2)(3)	961,353	28,731
Series 2019-B10, Class XA 1.39%, 03/15/2062(2)(3)	299,033	17,169
Series 2020-B22, Class XA 1.63%, 01/15/2054(2)(3)	149,545	14,373
Series 2020-B18, Class XA 1.92%, 07/15/2053(2)(3)	99,706	8,818
CIM Trust VRS
Series 2017-7, Class A 3.00%, 04/25/2057*	8,050	8,037
Citigroup Commercial Mtg. Trust
Series 2014-GC19, Class A4 4.02%, 03/10/2047	65,000	64,846
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 2.75%, (1 Yr USTYCR+2.40%), 03/25/2036	13,785	13,082
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(2)	39,000	34,524
Series 2021-2, Class A3 1.34%, 08/25/2066*(2)	40,835	35,942
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	90,000	87,727
Series 2013-WWP, Class A2 3.42%, 03/10/2031*	105,000	104,831
Series 2014-CR21, Class A3 3.53%, 12/10/2047	114,449	112,809
Series 2014-UBS2, Class A5 3.96%, 03/10/2047	123,000	122,337
Series 2014-CR17, Class A5 3.98%, 05/10/2047	60,000	59,582
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	16,704	9,686
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Credit Suisse Mtg. Capital Certs. VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(2)	$ 58,727	$ 50,230
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.86%, 06/15/2057(2)(3)	851,802	13,780
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(2)	76,144	66,067
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(2)	52,968	50,213
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(2)	89,286	80,152
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(2)	95,152	84,395
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(2)	25,989	24,207
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	115,000	109,152
Series 2016-C1, Class ASB 3.04%, 05/10/2049	49,453	48,457
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.83%, 09/15/2053(2)(3)	99,695	7,822
Eagle RE, Ltd. FRS
Series 2018-1, Class M1 3.32%, (1 ML+1.70%), 11/25/2028*	51,619	51,413
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 2.49%, 05/25/2035(2)	23,400	21,832
GCAT Trust VRS
Series 2021-NQM1, Class A1 0.87%, 01/25/2066*(2)	44,490	40,956
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(2)	63,715	56,075
Series 2021-NQM4, Class A1 1.09%, 08/25/2066*(1)(2)	75,951	66,382
Series 2021-NQM7, Class A1 1.92%, 08/25/2066*(2)	77,452	73,694
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	110,000	109,138
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	30,000	30,318
GS Mtg. Securities Corp. Trust
Series 2016-GS2, Class A4 3.05%, 05/10/2049	86,000	82,397
Series 2014-GC20, Class A5 4.00%, 04/10/2047	115,000	114,279
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.47%, 07/10/2051(2)(3)	1,054,138	18,702
GSR Mtg. Loan Trust VRS
Series 2006-AR2, Class 3A1 2.46%, 04/25/2036(2)	3,269	2,312
Series 2007-AR1, Class 2A1 2.74%, 03/25/2047(2)	9,349	6,499
Home Re, Ltd. FRS
Series 2018-1, Class M1 3.22%, (1 ML+1.60%), 10/25/2028*	7,126	7,114

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 2.16%, (1 ML+0.27%), 05/25/2035	$ 16,537	$ 15,557
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	80,000	76,148
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	20,000	18,998
Series 2013-C16, Class A4 4.17%, 12/15/2046	64,000	63,710
Legacy Mtg. Asset Trust
Series 2019-GS7, Class A1 3.25%, 11/25/2059*(1)	75,528	75,163
LSTAR Securities Investment Trust FRS
Series 2021-1, Class A 3.51%, (1 ML+1.80%), 02/01/2026*	48,694	47,468
Series 2019-3, Class A1 4.56%, (1 ML+3.50%), 04/01/2024*	45,958	45,483
Series 2019-4, Class A1 4.56%, (1 ML+3.50%), 05/01/2024*	41,438	40,598
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A1, Class 2A1 2.46%, 12/25/2034(2)	5,073	5,067
Series 2005-A2, Class A2 2.82%, 02/25/2035(2)	12,009	11,484
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(2)	16,558	16,414
Series 2018-1, Class A1 3.25%, 05/25/2062*(2)	27,994	27,512
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5 4.06%, 02/15/2047	19,707	19,700
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.10%, 12/15/2047(2)(3)	175,996	3,063
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.50%, 06/15/2050(2)(3)	95,907	4,163
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	18,015	8,697
MortgageIT Trust FRS
Series 2005-4, Class A1 2.18%, (1 ML+0.56%), 10/25/2035	23,603	22,436
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 2.37%, (1 ML+0.75%), 01/25/2048*	34,470	33,747
Series 2017-5A, Class A1 3.12%, (1 ML+1.50%), 06/25/2057*	25,020	24,944
New Residential Mtg. Loan Trust VRS
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(2)	40,275	39,362
Series 2016-2A, Class A1 3.75%, 11/26/2035*(2)	26,507	25,695
Series 2015-1A, Class A3 3.75%, 05/28/2052*(2)	11,630	11,298
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2016-4A, Class A1 3.75%, 11/25/2056*(2)	$ 26,756	$ 25,902
Series 2017-1A, Class A1 4.00%, 02/25/2057*(2)	47,137	46,563
Series 2017-2A, Class A3 4.00%, 03/25/2057*(2)	47,162	45,960
Series 2017-3A, Class A1 4.00%, 04/25/2057*(2)	36,668	35,912
Series 2017-4A, Class A1 4.00%, 05/25/2057*(2)	24,706	23,980
Series 2017-6A, Class A1 4.00%, 08/27/2057*(2)	43,546	42,651
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	81,246	73,012
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(2)	4,242	3,884
Oaktown Re III, Ltd. FRS
Series 2019-1A, Class M1A 3.02%, (1 ML+1.40%), 07/25/2029*	7,561	7,559
Oaktown Re, Ltd. FRS
Series 2018-1A, Class M1 3.17%, (1 ML+1.55%), 07/25/2028*	30,983	30,895
OBX Trust VRS
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(2)	50,328	47,317
Series 2022-NQM1, Class A1 2.31%, 11/25/2061*(2)	88,160	76,928
Preston Ridge Partners Mtg.
Series 2020-4, Class A1 2.95%, 10/25/2025*(1)	74,214	71,798
PRPM LLC
Series 2021-7, Class A1 1.87%, 08/25/2026*(1)	78,841	73,302
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	85,000	80,571
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(2)	54,654	48,340
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(2)	39,685	37,281
Starwood Mtg. Residential Trust VRS
Series 2021-3, Class A1 1.13%, 06/25/2056*(2)	62,214	55,755
Towd Point Mtg. Trust FRS
Series 2017-5, Class A1 2.22%, (1 ML+0.60%), 02/25/2057*	15,238	15,082
Towd Point Mtg. Trust VRS
Series 2017-1, Class A1 2.75%, 10/25/2056*(2)	22,501	22,321
Series 2017-2, Class A1 2.75%, 04/25/2057*(2)	10,146	10,081
Series 2017-3, Class A1 2.75%, 07/25/2057*(2)	15,875	15,703
Series 2017-6, Class A1 2.75%, 10/25/2057*(2)	38,774	37,892
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	95,453	86,960

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Verus Securitization Trust VRS
Series 2021-2, Class A1 1.03%, 02/25/2066*(2)	$ 53,329	$ 48,251
Wells Fargo Commercial Mtg. Trust
Series 2014-LC16, Class A5 3.82%, 08/15/2050	65,000	64,071
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 1.03%, 09/15/2057(2)(3)	546,263	12,865
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 2.61%, 10/25/2036(2)	8,228	7,760
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	120,000	118,513
Series 2014-LC14, Class A5 4.05%, 03/15/2047	110,000	109,566
Series 2014-C19, Class A5 4.10%, 03/15/2047	50,111	50,042
		4,623,298
U.S. Government Agency — 1.3%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	68,000	67,293
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.64%, 01/25/2034(2)(3)	174,547	7,283
Series K064, Class X1 0.74%, 03/25/2027(2)(3)	298,266	7,271
Series K122, Class X1 0.97%, 11/25/2030(2)(3)	99,777	5,815
Series K121, Class X1 1.12%, 10/25/2030(2)(3)	111,063	7,279
Series K114, Class X1 1.21%, 06/25/2030(2)(3)	204,347	14,644
Series K104, Class X1 1.25%, 01/25/2030(2)(3)	167,723	11,325
Series K111, Class X1 1.68%, 05/25/2030(2)(3)	99,606	9,848
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	11,933	11,721
Series 3964, Class MD 2.00%, 01/15/2041	571	557
Series 4961, Class JB 2.50%, 12/15/2042	26,771	25,302
Series 3883, Class PB 3.00%, 05/15/2041	8,921	8,677
Series 1577, Class PK 6.50%, 09/15/2023	161	163
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	13,390	13,160
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 3.27%, (1 ML+1.65%), 04/25/2043*	4,599	4,564
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2019-HQA3, Class M2 3.47%, (1 ML+1.85%), 09/25/2049*	$ 24,823	$ 24,420
Series 2019-DNA3, Class M2 3.67%, (1 ML+2.05%), 07/25/2049*	23,044	22,914
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	15,466	14,893
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 3.77%, (1 ML+2.15%), 09/25/2031*	2,835	2,829
Series 2019-HRP1, Class M2 3.77%, (1 ML+2.15%), 11/25/2039*	13,037	12,667
Series 2017-C01, Class 1M2 5.17%, (1 ML+3.55%), 07/25/2029	15,936	16,276
Series 2016-C07, Class 2M2 5.97%, (1 ML+4.35%), 05/25/2029	27,587	28,524
Federal National Mtg. Assoc. REMIC
Series 2013-43, Class XP 1.50%, 08/25/2041	18,184	17,388
Series 2012-128, Class PD 1.50%, 06/25/2042	25,355	24,127
Series 2013-77, Class BP 1.70%, 06/25/2043	11,171	10,909
Series 2011-117, Class MA 2.00%, 08/25/2040	981	960
Series 2012-21, Class PQ 2.00%, 09/25/2041	6,139	5,838
Series 2012-18, Class GA 2.00%, 12/25/2041	10,222	9,624
Series 2012-75, Class KC 2.50%, 12/25/2041	9,485	9,257
Series 2016-11, Class GA 2.50%, 03/25/2046	13,610	13,151
Series 2019-54, Class KC 2.50%, 09/25/2049	50,802	48,644
Series 2015-48, Class QB 3.00%, 02/25/2043	14,015	13,912
Series 2016-38, Class NA 3.00%, 01/25/2046	7,930	7,736
Series 2017-34, Class JK 3.00%, 05/25/2047	6,143	6,072
Series 2019-45, Class PT 3.00%, 08/25/2049	20,163	19,304
Series 2017-96, Class PA 3.00%, 12/25/2054	27,513	27,104
Series 2012-52, Class PA 3.50%, 05/25/2042	8,207	8,123
Series 2017-26, Class CG 3.50%, 07/25/2044	9,945	9,983
Series 2018-80, Class GD 3.50%, 12/25/2047	8,517	8,386
Series 2018-23, Class LA 3.50%, 04/25/2048	18,385	17,851
Series 2019-7, Class JA 3.50%, 03/25/2049	17,279	17,186
Series 2019-14, Class CA 3.50%, 04/25/2049	21,904	21,924
Series 2017-35, Class AH 3.50%, 04/25/2053	11,273	11,288
Series 2017-84, Class KA 3.50%, 04/25/2053	11,115	11,177

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2018-19, Class DC 3.50%, 05/25/2056	$ 8,725	$ 8,734
Series 2018-70, Class HA 3.50%, 10/25/2056	15,304	15,363
Series 2019-7, Class CA 3.50%, 11/25/2057	15,497	15,511
Series 2019-12, Class HA 3.50%, 11/25/2057	19,517	19,492
Series 2017-49, Class JA 4.00%, 07/25/2053	10,076	10,177
Federal National Mtg. Assoc. REMIC VRS
Series 2019-M21, Class X3 1.32%, 06/25/2034(2)(3)	361,326	31,849
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	11,291	11,154
Series 2015-151, Class BA 1.70%, 10/20/2045	4,567	4,529
Series 2013-37, Class LG 2.00%, 01/20/2042	11,248	11,025
Series 2005-74, Class HB 7.50%, 09/16/2035	199	210
Series 2005-74, Class HC 7.50%, 09/16/2035	2,044	2,196
		767,609
Total Collateralized Mortgage Obligations (cost $5,769,302)		5,390,907
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 24.8%
U.S. Government — 8.8%
United States Treasury Bonds
1.25%, 05/15/2050	591,000	379,417
1.38%, 08/15/2050	190,000	126,224
2.25%, 08/15/2046	50,000	40,621
2.38%, 11/15/2049	185,000	157,517
2.50%, 02/15/2045	425,000	362,844
2.88%, 08/15/2045	370,000	338,420
3.13%, 08/15/2044	600,000	571,758
3.38%, 05/15/2044(4)(5)	1,370,000	1,360,100
3.63%, 08/15/2043 to 02/15/2044	366,000	377,684
3.75%, 11/15/2043	140,000	147,252
United States Treasury Bonds TIPS
0.13%, 02/15/2051(6)	27,756	21,799
0.88%, 02/15/2047(6)	137,707	129,198
1.00%, 02/15/2048(6)	29,305	28,416
United States Treasury Notes
0.25%, 05/31/2025	190,000	175,520
1.38%, 11/15/2031	20,000	17,397
2.88%, 06/15/2025	890,000	890,070
United States Treasury Notes TIPS
0.25%, 07/15/2029(6)	50,851	49,466
0.75%, 07/15/2028(6)	92,123	93,062
		5,266,765
U.S. Government Agency — 16.0%
Federal Home Loan Bank
2.00%, 01/01/2052	235,243	205,125
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp.
2.50%, 01/01/2028 to 04/01/2028		$ 6,821	$ 6,729
3.00%, 08/01/2027		1,702	1,675
3.50%, 03/01/2042 to 09/01/2043		24,040	23,684
4.00%, 10/01/2043		10,118	10,211
4.50%, 01/01/2039		404	417
5.00%, 05/01/2034		6,694	7,001
5.50%, 07/01/2034 to 05/01/2037		3,386	3,602
6.00%, 08/01/2026		3,705	3,899
6.50%, 05/01/2029		424	449
7.50%, 08/01/2023		2	2
Federal Home Loan Mtg. Corp. FRS
1.74%, (6 ML+1.49%), 02/01/2037		440	448
Federal National Mtg. Assoc.
2.00%, 06/01/2052		514,756	449,765
2.50%, 02/01/2043 to 03/01/2043		93,300	85,121
2.97%, 06/01/2027		99,607	97,750
3.00%, 12/01/2027 to 01/01/2028		9,128	9,099
4.50%, 01/01/2039 to 05/01/2041		11,122	11,343
5.00%, 05/01/2035 to 07/01/2040		14,930	15,558
5.50%, 12/01/2029 to 06/01/2038		96,135	102,837
6.00%, 12/01/2033 to 11/01/2038		7,023	7,678
7.00%, 06/01/2037		5,121	5,661
Federal National Mtg. Assoc. FRS
2.07%, (12 ML+1.82%), 10/01/2040		639	657
2.21%, (12 ML+1.57%), 05/01/2037		634	649
Government National Mtg. Assoc.
2.00%, July 30 TBA		50,000	44,483
2.50%, July 30 TBA		350,000	320,865
3.00%, July 30 TBA		750,000	707,563
3.50%, July 30 TBA		225,000	218,944
4.00%, 07/15/2041 to 10/15/2041		16,762	17,051
4.00%, July 30 TBA		75,000	74,757
4.50%, 06/15/2041		35,150	36,639
4.50%, July 30 TBA		225,000	228,516
6.00%, 11/15/2028		6,138	6,516
7.00%, 07/15/2033		2,611	2,797
Uniform Mtg. Backed Securities
1.50%, August 15 TBA		425,000	387,248
2.00%, July 15 TBA		175,000	163,618
2.00%, July 30 TBA		1,375,000	1,195,793
2.00%, August 30 TBA		1,375,000	1,194,504
2.50%, July 30 TBA		1,575,000	1,419,100
2.50%, August 30 TBA		1,575,000	1,417,191
3.00%, July 30 TBA		250,000	233,120
4.00%, July 30 TBA		625,000	617,041
4.50%, July 30 TBA		250,000	251,279
			9,586,385
Total U.S. Government & Agency Obligations (cost $15,562,643)			14,853,150
FOREIGN GOVERNMENT OBLIGATIONS — 2.2%
Sovereign — 2.2%
Arab Republic of Egypt
6.38%, 04/11/2031	EUR	100,000	65,591
Dominican Republic
6.40%, 06/05/2049*		150,000	111,778
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	577,000	94,091
Government of Hungary
1.63%, 04/28/2032	EUR	110,000	87,912

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Romania
2.63%, 12/02/2040*	EUR	65,000	$ 39,538
2.75%, 04/14/2041	EUR	25,000	15,261
3.38%, 02/08/2038	EUR	25,000	17,553
4.63%, 04/03/2049	EUR	42,000	31,250
Kingdom of Morocco
2.00%, 09/30/2030	EUR	100,000	75,989
Kingdom of Saudi Arabia
2.00%, 07/09/2039	EUR	100,000	80,012
Republic of Chile
1.25%, 01/22/2051	EUR	100,000	57,512
Republic of Croatia
1.50%, 06/17/2031	EUR	100,000	89,587
Republic of Indonesia
1.10%, 03/12/2033	EUR	100,000	74,439
Republic of North Macedonia
2.75%, 01/18/2025	EUR	100,000	94,590
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	70,475
Russian Federation
5.90%, 03/12/2031(7)(8)	RUB	10,545,000	16,297
United Mexican States
1.45%, 10/25/2033	EUR	130,000	92,898
4.75%, 03/08/2044		$ 52,000	42,695
7.75%, 05/29/2031	MXN	3,487,600	159,521
Total Foreign Government Obligations (cost $2,109,101)			1,316,989
MUNICIPAL SECURITIES — 0.9%
Chicago Board of Education General Obligation Bonds
6.04%, 12/01/2029		5,000	5,107
6.14%, 12/01/2039		15,000	15,209
6.32%, 11/01/2029		45,000	47,104
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		10,000	9,185
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		70,000	66,311
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		65,000	60,815
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		30,000	30,351
5.18%, 11/15/2049		80,000	82,544
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		10,000	11,737
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035		80,000	78,973
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		85,000	96,579
State of California General Obligation Bonds
7.30%, 10/01/2039		15,000	19,404
Security Description	Shares or Principal Amount	Value

State of Illinois General Obligation Bonds
4.95%, 06/01/2023	$ 17,727	$ 17,858
5.00%, 01/01/2023	10,000	10,062
Total Municipal Securities (cost $567,276)		551,239
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc. †(7)	4	5
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016†	10,000	40
Total Escrows and Litigation Trusts (cost $0)		45
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter Option on the USD vs CNY (Expiration Date: 07/22/2022; Strike Price: CNY 7.28; Counterparty: JPMorgan Chase Bank)	8,387,491	67
Over the Counter Option on the USD vs CNY (Expiration Date: 07/27/2022; Strike Price: CNY 7.38; Counterparty: JPMorgan Chase Bank)	2,422,453	12
Over the Counter Option on the USD vs CNY (Expiration Date: 08/05/2022; Strike Price: CNY 7.31; Counterparty: JPMorgan Chase Bank)	3,815,952	4
Over the Counter Option on the USD vs CNY (Expiration Date: 11/10/2022; Strike Price: CNY 7.27; Counterparty: Goldman Sachs International)	8,049,568	7,333
Total Purchased Options (cost $116,488)		7,416
Total Long-Term Investment Securities (cost $84,202,989)		66,927,357
REPURCHASE AGREEMENTS — 2.4%
Bank of America Securities LLC Joint Repurchase Agreement(9)	290,000	290,000
Barclays Capital, Inc. Joint Repurchase Agreement(9)	280,000	280,000
BNP Paribas SA Joint Repurchase Agreement(9)	245,000	245,000
Deutsche Bank AG Joint Repurchase Agreement(9)	320,000	320,000
RBS Securities, Inc. Joint Repurchase Agreement(9)	305,000	305,000
Total Repurchase Agreements (cost $1,440,000)		1,440,000
TOTAL INVESTMENTS (cost $85,642,989)	114.0%	68,367,357
Other assets less liabilities	(14.0)	(8,403,421)
NET ASSETS	100.0%	$59,963,936
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Moderate Growth Portfolio has no right to demand registration of these securities. At June 30, 2022, the aggregate value of these securities was $8,925,226 representing 14.9% of net assets.

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2022.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	Securities classified as Level 3 (see Note 1).
(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Foreign Government Obligations
Russian Federation 5.90%, 03/12/2031	05/27/2021	RUB 10,545,000	$132,999	$16,297	$0.00	0.03%
(9)	See Note 2 for details of Joint Repurchase Agreements.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
CNY—Chinese Yuan
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
VRS—Variable Rate Security
BRL—Brazilian Real
EUR—Euro Currency
MXN—Mexican Peso
RUB—New Russian Ruble
The rates shown on FRS and VRS are the current interest rates at June 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	Federative Republic of Brazil	0.00%	270,000	USD	270,000	Fixed 1.000%	Quarterly	Jun 2027	$15,058	$7,444	$22,502
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Long	Canada 10 Year Bonds	September 2022	$ 287,648	$ 288,976	$ 1,328
9	Long	U.S. Treasury Ultra 10 Year Notes	September 2022	1,113,344	1,146,375	33,031
1	Short	Euro Buxl 30 Year Bonds	September 2022	179,812	171,402	8,410
7	Short	Euro-Bund	September 2022	1,104,885	1,091,398	13,487
2	Short	Long Gilt	September 2022	280,831	277,496	3,335
16	Short	U.S. Treasury Long Bonds	September 2022	2,250,319	2,218,000	32,319
						$91,910
						Unrealized (Depreciation)
1	Long	Australian 10 Year Bonds	September 2022	$ 82,156	$ 82,067	$ (89)
4	Long	E-Mini Russell 2000 Index	September 2022	346,838	341,600	(5,238)
12	Short	U.S. Treasury 2 Year Notes	September 2022	2,510,250	2,520,187	(9,937)
2	Short	U.S. Treasury 5 Year Notes	September 2022	219,734	224,500	(4,766)
17	Short	U.S. Treasury 10 Year Notes	September 2022	2,013,976	2,015,031	(1,055)
4	Short	U.S. Treasury Ultra Bonds	September 2022	602,178	617,376	(15,198)
						$(36,283)
Net Unrealized Appreciation (Depreciation)						$ 55,627
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of Montreal	USD	74,029	MXN	1,508,000	09/21/2022	$ —	$ (110)
Barclays Bank PLC	USD	35,769	EUR	34,000	09/21/2022	60	—
BNP Paribas SA	EUR	988,000	USD	1,062,475	09/21/2022	21,339	—
	USD	12,354	MXN	250,000	09/21/2022	—	(100)
						21,339	(100)
Deutsche Bank AG	USD	54,014	EUR	51,000	09/21/2022	—	(271)
Goldman Sachs International	BRL	740,000	USD	146,945	09/21/2022	8,656	—
	USD	38,808	BRL	209,000	09/21/2022	249	—
						8,905	—
Royal Bank of Canada	MXN	3,680,000	USD	184,438	09/21/2022	4,053	—
	USD	43,204	EUR	40,000	09/21/2022	—	(1,053)
						4,053	(1,053)
State Street Bank & Trust Company	USD	12,722	EUR	12,000	09/21/2022	—	(77)
Toronto Dominion Bank	MXN	1,310,000	USD	65,600	09/21/2022	1,387	—
Unrealized Appreciation (Depreciation)						$ 35,744	$ (1,611)
BRL—Brazilian Real
EUR—Euro Currency
MXN—Mexican Peso
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$ 1,270,492	$ 940,811	$ —	$ 2,211,303
Other Industries	31,282,204	—	—	31,282,204
Corporate Bonds & Notes	—	8,712,608	—	8,712,608
Asset Backed Securities	—	2,601,496	—	2,601,496
Collateralized Mortgage Obligations	—	5,390,907	—	5,390,907
U.S. Government & Agency Obligations	—	14,853,150	—	14,853,150
Foreign Government Obligations:
Sovereign	—	1,300,692	16,297	1,316,989
Municipal Securities	—	551,239	—	551,239
Escrows and Litigation Trusts	—	40	5	45
Purchased Options	—	7,416	—	7,416
Repurchase Agreements	—	1,440,000	—	1,440,000
Total Investments at Value	$32,552,696	$35,798,359	$16,302	$68,367,357
Other Financial Instruments:†
Swaps	$ —	$ 7,444	$ —	$ 7,444
Futures Contracts	91,910	—	—	91,910
Forward Foreign Currency Contracts	—	35,744	—	35,744
Total Other Financial Instruments	$ 91,910	$ 43,188	$ —	$ 135,098
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 36,283	$ —	$ —	$ 36,283
Forward Foreign Currency Contracts	—	1,611	—	1,611
Total Other Financial Instruments	$ 36,283	$ 1,611	$ —	$ 37,894
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 24.1%
Advertising — 0.2%
Lamar Media Corp.
3.63%, 01/15/2031	$ 10,000	$ 8,184
3.75%, 02/15/2028	20,000	17,562
4.88%, 01/15/2029	35,000	31,489
		57,235
Aerospace/Defense — 0.3%
Boeing Co.
5.04%, 05/01/2027	15,000	14,821
5.15%, 05/01/2030	20,000	19,251
L3Harris Technologies, Inc.
3.85%, 06/15/2023	40,000	39,966
Northrop Grumman Corp.
5.15%, 05/01/2040	12,000	12,201
Raytheon Technologies Corp.
2.38%, 03/15/2032	10,000	8,477
3.65%, 08/16/2023	2,000	1,999
3.95%, 08/16/2025	25,000	25,075
4.45%, 11/16/2038	8,000	7,663
		129,453
Agriculture — 0.3%
BAT Capital Corp.
2.26%, 03/25/2028	45,000	37,763
4.74%, 03/16/2032	65,000	57,924
BAT International Finance PLC
4.45%, 03/16/2028	20,000	18,964
Cargill, Inc.
4.00%, 06/22/2032*	17,000	16,681
		131,332
Apparel — 0.3%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	27,788
William Carter Co.
5.63%, 03/15/2027*	95,000	88,959
		116,747
Auto Manufacturers — 0.1%
Ford Motor Co.
3.25%, 02/12/2032	20,000	14,831
General Motors Financial Co., Inc.
3.60%, 06/21/2030	32,000	27,704
		42,535
Banks — 4.2%
Bank of America Corp.
1.90%, 07/23/2031	5,000	4,006
2.46%, 10/22/2025	25,000	23,836
2.57%, 10/20/2032	20,000	16,543
3.31%, 04/22/2042	45,000	35,451
4.08%, 03/20/2051	75,000	64,790
4.44%, 01/20/2048	5,000	4,598
4.75%, 04/21/2045	55,000	50,186
Bank of New York Mellon Corp.
2.05%, 01/26/2027	65,000	59,807
Citigroup, Inc.
1.28%, 11/03/2025	35,000	32,531
2.52%, 11/03/2032	55,000	44,757
3.20%, 10/21/2026	35,000	33,348
4.45%, 09/29/2027	10,000	9,807
Security Description	Shares or Principal Amount	Value

Banks (continued)
Fifth Third Bancorp
1.71%, 11/01/2027	$ 55,000	$ 48,869
Goldman Sachs Group, Inc.
1.99%, 01/27/2032	10,000	7,921
2.38%, 07/21/2032	50,000	40,559
2.62%, 04/22/2032	100,000	83,246
2.65%, 10/21/2032	5,000	4,130
2.91%, 07/24/2023	55,000	54,985
3.10%, 02/24/2033	10,000	8,565
3.81%, 04/23/2029	20,000	18,888
6.75%, 10/01/2037	14,000	15,557
JPMorgan Chase & Co.
2.55%, 11/08/2032	45,000	37,357
2.58%, 04/22/2032	15,000	12,624
2.96%, 05/13/2031	35,000	30,291
3.11%, 04/22/2041 to 04/22/2051	20,000	15,374
3.16%, 04/22/2042	25,000	19,520
3.22%, 03/01/2025	60,000	58,969
3.51%, 01/23/2029	30,000	28,106
3.70%, 05/06/2030	95,000	88,555
3.80%, 07/23/2024	40,000	39,869
3.96%, 01/29/2027	60,000	58,603
4.02%, 12/05/2024	10,000	9,972
4.32%, 04/26/2028	30,000	29,548
4.59%, 04/26/2033	5,000	4,928
Morgan Stanley
1.59%, 05/04/2027	70,000	62,211
1.79%, 02/13/2032	60,000	47,355
1.93%, 04/28/2032	15,000	11,927
2.24%, 07/21/2032	30,000	24,390
2.48%, 01/21/2028	35,000	31,861
2.51%, 10/20/2032	5,000	4,142
3.13%, 07/27/2026	30,000	28,654
3.59%, 07/22/2028	50,000	47,405
4.00%, 07/23/2025	20,000	20,003
4.21%, 04/20/2028	25,000	24,477
Wells Fargo & Co.
3.00%, 10/23/2026	135,000	127,637
3.35%, 03/02/2033	35,000	31,149
3.91%, 04/25/2026	15,000	14,727
5.61%, 01/15/2044	10,000	10,111
		1,582,145
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 07/15/2042	25,000	20,362
4.75%, 04/15/2058	15,000	13,514
5.45%, 01/23/2039	20,000	20,314
Constellation Brands, Inc.
3.15%, 08/01/2029	13,000	11,729
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	30,000	28,675
		94,594
Biotechnology — 0.3%
CSL Finance PLC
4.05%, 04/27/2029*	20,000	19,675
4.25%, 04/27/2032*	25,000	24,511
Royalty Pharma PLC
1.75%, 09/02/2027	5,000	4,269
2.15%, 09/02/2031	35,000	27,387

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Biotechnology (continued)
2.20%, 09/02/2030	$ 10,000	$ 8,087
3.55%, 09/02/2050	15,000	10,541
		94,470
Building Materials — 0.4%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	46,610
Standard Industries, Inc.
3.38%, 01/15/2031*	10,000	7,386
4.38%, 07/15/2030*	70,000	55,212
4.75%, 01/15/2028*	40,000	34,067
		143,275
Chemicals — 0.2%
DuPont de Nemours, Inc.
4.21%, 11/15/2023	60,000	60,394
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	10,000	8,239
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,452
		73,085
Commercial Services — 0.9%
Gartner, Inc.
3.63%, 06/15/2029*	15,000	12,996
3.75%, 10/01/2030*	30,000	25,893
4.50%, 07/01/2028*	25,000	22,955
Global Payments, Inc.
3.20%, 08/15/2029	35,000	30,652
Howard University
2.65%, 10/01/2028	10,000	9,005
2.80%, 10/01/2030	5,000	4,415
2.90%, 10/01/2031	25,000	21,742
3.48%, 10/01/2041	10,000	8,213
S&P Global, Inc.
2.45%, 03/01/2027*	10,000	9,363
2.70%, 03/01/2029*	15,000	13,676
2.90%, 03/01/2032*	13,000	11,619
Service Corp. International
3.38%, 08/15/2030	55,000	45,031
5.13%, 06/01/2029	62,000	58,559
United Rentals North America, Inc.
3.88%, 02/15/2031	30,000	25,308
4.88%, 01/15/2028	40,000	37,692
		337,119
Computers — 0.4%
Apple, Inc.
2.20%, 09/11/2029	15,000	13,538
3.45%, 02/09/2045	10,000	8,751
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	105,000	92,925
Kyndryl Holdings, Inc.
3.15%, 10/15/2031*	20,000	14,847
Leidos, Inc.
3.63%, 05/15/2025	10,000	9,797
		139,858
Diversified Finan Serv — 0.8%
Capital One Financial Corp.
1.88%, 11/02/2027	55,000	48,304
3.90%, 01/29/2024	30,000	29,968
Security Description	Shares or Principal Amount	Value

Diversified Finan Serv (continued)
5.27%, 05/10/2033	$ 25,000	$ 24,614
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	160,000	157,702
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	10,000	9,886
4.95%, 06/15/2052	5,000	4,922
Navient Corp.
7.25%, 09/25/2023	31,000	30,666
Springleaf Finance Corp.
6.13%, 03/15/2024	10,000	9,550
		315,612
Electric — 2.1%
AES Corp.
3.30%, 07/15/2025*	25,000	23,449
Alabama Power Co.
3.45%, 10/01/2049	25,000	19,956
4.15%, 08/15/2044	10,000	8,864
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	15,000	13,413
Commonwealth Edison Co.
3.65%, 06/15/2046	12,000	10,236
4.00%, 03/01/2048	5,000	4,523
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	20,000	15,265
Duke Energy Carolinas LLC
2.55%, 04/15/2031	15,000	13,152
Duke Energy Corp.
2.55%, 06/15/2031	20,000	16,660
Duke Energy Indiana LLC
2.75%, 04/01/2050	20,000	14,141
Duke Energy Progress LLC
3.70%, 10/15/2046	15,000	12,816
4.00%, 04/01/2052	10,000	9,002
4.38%, 03/30/2044	21,000	19,535
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,321
Evergy, Inc.
2.45%, 09/15/2024	15,000	14,448
2.90%, 09/15/2029	5,000	4,422
Exelon Corp.
3.95%, 06/15/2025	40,000	39,866
4.10%, 03/15/2052*	5,000	4,306
FirstEnergy Corp.
1.60%, 01/15/2026	5,000	4,363
2.25%, 09/01/2030	25,000	19,813
Georgia Power Co.
4.30%, 03/15/2042	18,000	15,729
4.70%, 05/15/2032	10,000	10,054
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	5,000	4,948
ITC Holdings Corp.
2.95%, 05/14/2030*	20,000	17,673
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	20,000	17,060
MidAmerican Energy Co.
3.15%, 04/15/2050	5,000	3,941
3.65%, 08/01/2048	4,000	3,413
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	45,000	45,619
NRG Energy, Inc.
2.45%, 12/02/2027*	20,000	17,196

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Oglethorpe Power Corp.
4.50%, 04/01/2047*	$ 10,000	$ 8,676
Pacific Gas & Electric Co.
2.50%, 02/01/2031	5,000	3,835
4.40%, 03/01/2032	10,000	8,704
4.95%, 07/01/2050	110,000	88,263
5.25%, 03/01/2052	10,000	8,282
5.90%, 06/15/2032	30,000	28,933
PacifiCorp
4.13%, 01/15/2049	5,000	4,502
4.15%, 02/15/2050	5,000	4,538
Puget Energy, Inc.
4.10%, 06/15/2030	20,000	18,635
Sempra Energy
3.40%, 02/01/2028	30,000	28,375
3.80%, 02/01/2038	2,000	1,695
4.00%, 02/01/2048	5,000	4,163
Southern California Edison Co.
2.75%, 02/01/2032	25,000	21,180
2.85%, 08/01/2029	15,000	13,320
4.00%, 04/01/2047	10,000	8,160
4.13%, 03/01/2048	5,000	4,139
4.70%, 06/01/2027	35,000	35,111
Southern Co.
2.95%, 07/01/2023	10,000	9,910
3.25%, 07/01/2026	30,000	28,750
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	49,202
4.60%, 06/01/2032	8,000	7,956
		794,513
Electronics — 0.0%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	19,100
Entertainment — 0.4%
Magallanes, Inc.
4.28%, 03/15/2032*	10,000	8,970
5.14%, 03/15/2052*	85,000	71,812
WMG Acquisition Corp.
3.88%, 07/15/2030*	70,000	58,208
		138,990
Environmental Control — 0.3%
Clean Harbors, Inc.
4.88%, 07/15/2027*	90,000	82,350
5.13%, 07/15/2029*	50,000	45,375
		127,725
Food — 0.2%
Conagra Brands, Inc.
4.30%, 05/01/2024	10,000	10,046
4.85%, 11/01/2028	15,000	14,820
5.40%, 11/01/2048	10,000	9,497
Kellogg Co.
3.40%, 11/15/2027	20,000	19,149
Mondelez International, Inc.
3.00%, 03/17/2032	22,000	19,192
		72,704
Security Description	Shares or Principal Amount	Value

Gas — 0.1%
NiSource, Inc.
3.49%, 05/15/2027	$ 25,000	$ 23,960
3.60%, 05/01/2030	6,000	5,510
		29,470
Healthcare-Products — 0.6%
Avantor Funding, Inc.
4.63%, 07/15/2028*	55,000	50,419
Baxter International, Inc.
2.54%, 02/01/2032	90,000	76,038
Hologic, Inc.
4.63%, 02/01/2028*	75,000	70,181
Teleflex, Inc.
4.63%, 11/15/2027	30,000	27,675
		224,313
Healthcare-Services — 0.6%
Anthem, Inc.
5.10%, 01/15/2044	5,000	5,023
Centene Corp.
3.38%, 02/15/2030	30,000	25,430
4.63%, 12/15/2029	80,000	74,216
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,625
HCA, Inc.
4.63%, 03/15/2052*	10,000	8,049
Humana, Inc.
3.70%, 03/23/2029	30,000	28,455
Kaiser Foundation Hospitals
2.81%, 06/01/2041	15,000	11,691
3.00%, 06/01/2051	20,000	15,021
Sutter Health
3.36%, 08/15/2050	20,000	15,448
UnitedHealth Group, Inc.
2.75%, 05/15/2040	25,000	19,568
3.50%, 08/15/2039	5,000	4,380
4.20%, 05/15/2032	15,000	15,063
4.95%, 05/15/2062	5,000	5,106
		232,075
Home Builders — 0.2%
PulteGroup, Inc.
5.50%, 03/01/2026	44,000	44,782
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	40,000	35,891
		80,673
Insurance — 0.7%
Aon Corp.
2.20%, 11/15/2022	30,000	29,934
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/2027	15,000	14,069
3.90%, 02/28/2052	10,000	8,234
Athene Global Funding
2.65%, 10/04/2031*	45,000	35,994
2.72%, 01/07/2029*	20,000	17,088
Brighthouse Financial, Inc.
3.85%, 12/22/2051	5,000	3,421
5.63%, 05/15/2030	35,000	34,058
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	45,000	39,075
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	20,000	20,060

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
4.75%, 03/15/2039	$ 10,000	$ 9,826
New York Life Global Funding
2.00%, 01/22/2025*	20,000	19,146
New York Life Insurance Co.
3.75%, 05/15/2050*	5,000	4,111
Unum Group
4.13%, 06/15/2051	5,000	3,710
Willis North America, Inc.
3.60%, 05/15/2024	20,000	19,715
		258,441
Internet — 0.7%
Amazon.com, Inc.
3.45%, 04/13/2029	50,000	48,706
3.95%, 04/13/2052	70,000	64,970
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	82,000	75,030
NortonLifeLock, Inc.
5.00%, 04/15/2025*	70,000	68,250
		256,956
Investment Companies — 0.2%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	64,291
Iron/Steel — 0.0%
Vale Overseas, Ltd.
3.75%, 07/08/2030	20,000	17,530
Leisure Time — 0.1%
Carnival Corp.
4.00%, 08/01/2028*	25,000	20,500
Lodging — 0.0%
Las Vegas Sands Corp.
3.50%, 08/18/2026	20,000	17,481
Machinery-Diversified — 0.1%
Otis Worldwide Corp.
2.57%, 02/15/2030	25,000	21,648
Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	58,217
Charter Communications Operating LLC/Charter Communications Operating Capital
3.90%, 06/01/2052	20,000	13,971
4.40%, 04/01/2033	35,000	31,295
4.80%, 03/01/2050	5,000	3,994
5.13%, 07/01/2049	18,000	14,981
6.48%, 10/23/2045	15,000	14,618
Comcast Corp.
3.25%, 11/01/2039	30,000	24,774
3.40%, 07/15/2046	5,000	4,019
3.75%, 04/01/2040	20,000	17,611
Cox Communications, Inc.
2.60%, 06/15/2031*	20,000	16,771
Discovery Communications LLC
3.80%, 03/13/2024	21,000	20,911
3.90%, 11/15/2024	35,000	34,470
3.95%, 03/20/2028	20,000	18,668
4.00%, 09/15/2055	35,000	24,674
Security Description	Shares or Principal Amount	Value

Media (continued)
5.20%, 09/20/2047	$ 15,000	$ 12,936
5.30%, 05/15/2049	35,000	30,132
Paramount Global
4.38%, 03/15/2043	15,000	11,655
4.95%, 01/15/2031	20,000	19,091
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	80,000	70,596
Time Warner Cable LLC
4.50%, 09/15/2042	25,000	19,606
5.88%, 11/15/2040	45,000	41,401
		504,391
Mining — 0.1%
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	5,000	4,055
5.88%, 04/15/2030*	15,000	13,605
6.13%, 04/15/2032*	10,000	9,000
		26,660
Miscellaneous Manufactur — 0.1%
Parker-Hannifin Corp.
4.25%, 09/15/2027	14,000	13,949
4.50%, 09/15/2029	15,000	14,956
		28,905
Office/Business Equip — 0.3%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	61,000	51,433
3.28%, 12/01/2028	5,000	4,313
3.57%, 12/01/2031	10,000	8,262
4.13%, 05/01/2025	15,000	14,576
Xerox Holdings Corp.
5.50%, 08/15/2028*	25,000	20,862
		99,446
Oil & Gas — 1.1%
Apache Corp.
4.88%, 11/15/2027	30,000	27,600
BP Capital Markets America, Inc.
2.94%, 06/04/2051	20,000	14,360
3.00%, 02/24/2050	10,000	7,311
3.38%, 02/08/2061	15,000	11,168
3.63%, 04/06/2030	8,000	7,586
ConocoPhillips Co.
3.80%, 03/15/2052	5,000	4,308
4.03%, 03/15/2062*	5,000	4,295
Continental Resources, Inc.
5.75%, 01/15/2031*	10,000	9,637
Ecopetrol SA
4.63%, 11/02/2031	60,000	45,449
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	15,000	14,093
4.88%, 03/30/2026*	10,000	8,826
5.88%, 03/30/2031*	30,000	24,375
Equinor ASA
3.63%, 04/06/2040	15,000	13,215
3.70%, 04/06/2050	15,000	12,985
Exxon Mobil Corp.
4.23%, 03/19/2040	20,000	18,985
Hess Corp.
7.13%, 03/15/2033	3,000	3,347
7.30%, 08/15/2031	30,000	33,655

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	$ 50,000	$ 46,160
Marathon Petroleum Corp.
4.70%, 05/01/2025	25,000	25,314
Ovintiv, Inc.
6.50%, 08/15/2034	5,000	5,235
7.38%, 11/01/2031	30,000	33,059
Shell International Finance BV
2.88%, 11/26/2041	10,000	7,780
3.00%, 11/26/2051	2,000	1,500
3.25%, 04/06/2050	15,000	11,902
Viper Energy Partners LP
5.38%, 11/01/2027*	28,000	26,765
		418,910
Packaging&Containers — 0.4%
Ball Corp.
4.00%, 11/15/2023	100,000	98,903
Graphic Packaging International LLC
4.75%, 07/15/2027*	40,000	37,768
		136,671
Pharmaceuticals — 0.2%
AbbVie, Inc.
3.20%, 11/21/2029	10,000	9,216
4.63%, 10/01/2042	10,000	9,272
Bausch Health Cos., Inc.
5.75%, 08/15/2027*	50,000	41,419
CVS Health Corp.
5.13%, 07/20/2045	20,000	19,360
		79,267
Pipelines — 0.9%
DCP Midstream Operating LP
5.13%, 05/15/2029	40,000	36,000
Energy Transfer LP
5.15%, 03/15/2045	10,000	8,591
6.13%, 12/15/2045	53,000	50,780
Enterprise Products Operating LLC
2.80%, 01/31/2030	5,000	4,388
4.25%, 02/15/2048	10,000	8,463
4.95%, 10/15/2054	10,000	9,179
EQM Midstream Partners LP
4.13%, 12/01/2026	35,000	30,231
MPLX LP
1.75%, 03/01/2026	5,000	4,507
4.95%, 03/14/2052	25,000	21,853
5.20%, 03/01/2047	5,000	4,558
NGPL PipeCo LLC
3.25%, 07/15/2031*	15,000	12,531
ONEOK, Inc.
3.10%, 03/15/2030	20,000	17,235
3.40%, 09/01/2029	15,000	13,270
6.35%, 01/15/2031	5,000	5,234
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	40,000	38,438
Targa Resources Corp.
4.20%, 02/01/2033	15,000	13,627
6.25%, 07/01/2052	15,000	15,057
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	15,000	12,836
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	$ 10,000	$ 9,002
Western Midstream Operating LP
4.75%, 08/15/2028	15,000	13,697
		329,477
REITS — 0.7%
American Tower Corp.
1.45%, 09/15/2026	15,000	13,137
1.50%, 01/31/2028	7,000	5,829
2.40%, 03/15/2025	10,000	9,458
3.65%, 03/15/2027	15,000	14,265
EPR Properties
4.95%, 04/15/2028	35,000	32,238
Equinix, Inc.
2.00%, 05/15/2028	15,000	12,887
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	15,000	12,033
4.00%, 01/15/2031	20,000	17,226
5.30%, 01/15/2029	5,000	4,776
5.75%, 06/01/2028	15,000	14,652
SBA Tower Trust
2.84%, 01/15/2050*	40,000	38,638
3.45%, 03/15/2048*	60,000	59,499
VICI Properties LP
4.95%, 02/15/2030	29,000	27,484
5.13%, 05/15/2032	20,000	18,847
		280,969
Retail — 0.8%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*	70,000	60,900
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	20,000	17,350
FirstCash, Inc.
4.63%, 09/01/2028*	55,000	47,498
5.63%, 01/01/2030*	40,000	34,540
Gap, Inc.
3.63%, 10/01/2029*	55,000	38,621
3.88%, 10/01/2031*	65,000	45,337
Home Depot, Inc.
3.30%, 04/15/2040	20,000	17,061
Lowe's Cos, Inc.
3.35%, 04/01/2027	5,000	4,818
3.75%, 04/01/2032	2,000	1,861
McDonald's Corp.
3.35%, 04/01/2023	15,000	15,053
3.63%, 09/01/2049	15,000	12,468
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	23,000	22,969
		318,476
Semiconductors — 0.9%
Broadcom, Inc.
3.42%, 04/15/2033*	25,000	20,732
4.00%, 04/15/2029*	80,000	74,308
4.30%, 11/15/2032	15,000	13,663
Intel Corp.
3.05%, 08/12/2051	5,000	3,748
3.10%, 02/15/2060	10,000	7,210
Marvell Technology, Inc.
2.45%, 04/15/2028	13,000	11,364

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
2.95%, 04/15/2031	$ 30,000	$ 25,216
Microchip Technology, Inc.
2.67%, 09/01/2023	55,000	54,111
NVIDIA Corp.
3.50%, 04/01/2040	22,000	19,341
NXP BV/NXP Funding LLC
4.88%, 03/01/2024	55,000	55,572
5.35%, 03/01/2026	15,000	15,301
5.55%, 12/01/2028	10,000	10,158
Qorvo, Inc.
3.38%, 04/01/2031*	10,000	7,863
		318,587
Software — 1.1%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	84,000	72,660
CDK Global, Inc.
5.25%, 05/15/2029*	70,000	68,585
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	53,100
Microsoft Corp.
3.04%, 03/17/2062	12,000	9,388
Open Text Corp.
3.88%, 12/01/2029*	50,000	42,562
Oracle Corp.
2.30%, 03/25/2028	20,000	17,238
3.60%, 04/01/2040 to 04/01/2050	31,000	22,244
3.85%, 04/01/2060	70,000	48,441
3.95%, 03/25/2051	20,000	14,782
4.00%, 07/15/2046	20,000	14,935
4.10%, 03/25/2061	5,000	3,585
SS&C Technologies, Inc.
5.50%, 09/30/2027*	50,000	46,625
		414,145
Telecommunications — 0.8%
AT&T, Inc.
3.55%, 09/15/2055	26,000	19,610
3.65%, 06/01/2051 to 09/15/2059	32,000	25,131
3.80%, 12/01/2057	25,000	19,498
4.50%, 05/15/2035	10,000	9,512
Nokia Oyj
4.38%, 06/12/2027	50,000	47,262
6.63%, 05/15/2039	15,000	14,831
Rogers Communications, Inc.
3.80%, 03/15/2032*	5,000	4,585
4.55%, 03/15/2052*	30,000	26,581
T-Mobile USA, Inc.
2.05%, 02/15/2028	50,000	43,491
3.50%, 04/15/2025	30,000	29,367
3.88%, 04/15/2030	15,000	14,037
Verizon Communications, Inc.
2.85%, 09/03/2041	30,000	22,613
3.15%, 03/22/2030	35,000	31,897
4.27%, 01/15/2036	6,000	5,669
		314,084
Security Description	Shares or Principal Amount	Value

Transportation — 0.1%
Union Pacific Corp.
2.38%, 05/20/2031	$ 25,000	$ 21,746
2.80%, 02/14/2032	15,000	13,390
		35,136
Trucking&Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	35,000	33,631
4.00%, 07/15/2025*	10,000	9,834
4.40%, 07/01/2027*	20,000	19,634
		63,099
Water — 0.1%
American Water Capital Corp.
4.15%, 06/01/2049	6,000	5,348
4.45%, 06/01/2032	15,000	14,953
		20,301
Total Corporate Bonds & Notes (cost $10,203,748)		9,022,394
ASSET BACKED SECURITIES — 7.0%
Auto Loan Receivables — 0.7%
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	40,000	39,028
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	35,000	34,634
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*	85,000	83,960
Series 2020-1A, Class D 2.73%, 12/15/2025*	25,000	24,661
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	30,000	28,849
Series 2019-3A, Class D 2.72%, 11/15/2024*	60,000	59,520
		270,652
Home Equity — 0.5%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 3.20%, (1 ML+1.58%), 10/25/2034	10,532	10,416
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 1.72%, (1 ML+0.10%), 02/25/2037	28,259	15,460
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 2.12%, (1 ML+0.50%), 11/25/2036	174,905	164,473
		190,349
Other Asset Backed Securities — 5.8%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(1)	73,853	68,941
Series 2021-NPL1, Class A1 2.24%, 06/25/2061*(1)	73,357	69,060

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Affirm Asset Securitization Trust
Series 2020-Z1, Class A 3.46%, 10/15/2024*	$ 20,338	$ 20,257
Atrium XII FRS
Series 12A, Class AR 1.97%, (3 ML+0.83%), 04/22/2027*	211,793	208,497
Bayview Koitere Fund Trust VRS
Series 2017-RT4, Class A 3.50%, 07/28/2057*(2)	39,308	38,328
Bayview Mtg. Fund Trust VRS
Series 2017-RT3, Class A 3.50%, 01/28/2058*(2)	25,075	24,615
Bayview Opportunity Master Fund Trust VRS
Series 2017-SPL5, Class A 3.50%, 06/28/2057*(2)	23,154	22,988
BlueMountain CLO XXIV, Ltd. FRS
Series 2019-24A, Class AR 2.16%, (3 ML+1.10%), 04/20/2034*	250,000	242,190
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	49,500	43,148
Series 2019-1A, Class A2 3.67%, 10/25/2049*	48,875	44,239
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	57,900	56,451
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	100,000	98,718
KKR CLO, Ltd. FRS
Series 22A, Class A 2.21%, (3 ML+1.15%), 07/20/2031*	250,000	245,109
Madison Park Funding XXXVIII, Ltd. FRS
Series 2021-38A, Class A 2.16%, (3 ML+1.12%), 07/17/2034*	250,000	241,667
OZLM XII, Ltd. FRS
Series 2015-12A, Class A1R 2.34%, (3 ML+1.05%), 04/30/2027*	12,776	12,748
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(1)	68,571	64,245
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(1)	88,064	82,060
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 1.75%, (1 ML+0.13%), 05/25/2037	59,763	47,182
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	22,719
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 2.17%, (3 ML+1.13%), 04/15/2034*	100,000	95,463
Venture XIII CLO, Ltd. FRS
Series 2021-43A, Class A1 2.28%, (3 ML+1.24%), 04/15/2034*	100,000	96,997
VOLT LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(1)	72,376	68,885
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(1)	$ 70,637	$ 67,156
VOLT XCIX LLC
Series 2021-NPL8, Class A1 2.12%, 04/25/2051*(1)	72,277	68,292
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	84,150	71,328
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	47,750	44,980
		2,166,263
Total Asset Backed Securities (cost $2,666,233)		2,627,264
COLLATERALIZED MORTGAGE OBLIGATIONS — 16.1%
Commercial and Residential — 13.8%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	120,000	115,883
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(2)	23,468	22,652
Series 2021-2, Class A1 0.99%, 04/25/2066*(2)	25,453	23,171
Series 2021-3, Class A1 1.07%, 05/25/2066*(2)	46,909	42,538
Series 2020-3, Class A1 1.69%, 04/25/2065*(2)	30,922	29,535
Series 2021-8, Class A1 1.82%, 11/25/2066*(2)	42,909	38,845
Angel Oak Mtg. Trust I LLC VRS
Series 2019-2, Class A1 3.63%, 03/25/2049*(2)	1,546	1,541
BANK VRS
Series 2017-BNK8, Class XA 0.86%, 11/15/2050(2)(3)	967,443	30,190
Series 2019-BN20, Class XA 0.95%, 09/15/2062(2)(3)	906,270	41,558
BBCMS Mtg. Trust FRS
Series 2017-DELC, Class A 2.17%, (1 ML+0.85%), 08/15/2036*	152,000	148,845
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 2.98%, 02/25/2036(2)	35,775	31,646
Benchmark Mtg. Trust VRS
Series 2018-B1, Class XA 0.63%, 01/15/2051(2)(3)	182,095	4,015
Series 2018-B4, Class XA 0.66%, 07/15/2051(2)(3)	353,859	6,992
Series 2018-B8, Class XA 0.80%, 01/15/2052(2)(3)	961,353	28,731
Series 2019-B10, Class XA 1.39%, 03/15/2062(2)(3)	336,660	19,330
Series 2020-B22, Class XA 1.63%, 01/15/2054(2)(3)	163,502	15,715
Series 2020-B18, Class XA 1.92%, 07/15/2053(2)(3)	99,706	8,818
CIM Trust VRS
Series 2017-7, Class A 3.00%, 04/25/2057*(2)	9,255	9,239

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 2.75%, (1 Yr USTYCR+2.40%), 03/25/2036	$ 17,187	$ 16,311
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(2)	39,000	34,524
Series 2021-HX1, Class A1 1.11%, 10/25/2066*	81,439	71,578
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	125,105	121,945
Series 2013-WWP, Class A2 3.42%, 03/10/2031*	140,000	139,774
Series 2014-CR21, Class A3 3.53%, 12/10/2047	141,614	139,585
Series 2014-UBS2, Class A5 3.96%, 03/10/2047	150,000	149,192
Series 2014-CR17, Class A5 3.98%, 05/10/2047	65,000	64,547
Series 2013-300P, Class A1 4.35%, 08/10/2030*	195,000	193,556
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	21,290	12,345
Credit Suisse Mtg. Capital Certs. VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(2)	58,727	50,230
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	70,598	69,255
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.86%, 06/15/2057(2)(3)	1,034,040	16,728
CSMC Trust VRS
Series 2022-NQM1, Class A1 2.27%, 11/25/2066*(2)	95,152	84,395
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(2)	28,588	26,628
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	125,000	118,644
Series 2016-C1, Class ASB 3.04%, 05/10/2049	64,670	63,367
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.83%, 09/15/2053(2)(3)	100,692	7,900
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 2.49%, 05/25/2035(2)	29,250	27,290
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(2)	64,155	58,209
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	125,000	124,020
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	30,445	30,768
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
GS Mtg. Securities Corp. Trust
Series 2016-GS2, Class A4 3.05%, 05/10/2049	$ 97,000	$ 92,937
Series 2014-GC20, Class A5 4.00%, 04/10/2047	140,000	139,122
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.47%, 07/10/2051(2)(3)	1,184,181	21,009
Series 2020-GC45, Class XA 0.79%, 02/13/2053(2)(3)	996,072	36,323
GSR Mtg. Loan Trust VRS
Series 2006-AR2, Class 3A1 2.46%, 04/25/2036(2)	3,632	2,569
Series 2007-AR1, Class 2A1 2.74%, 03/25/2047(2)	11,043	7,677
Home Re, Ltd. FRS
Series 2018-1, Class M1 3.22%, (1 ML+1.60%), 10/25/2028*	7,126	7,114
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 2.16%, (1 ML+0.27%), 05/25/2035	21,705	20,418
Imperial Fund Mtg. Trust
Series 2022-NQM2, Class A1 3.64%, 03/25/2067*(1)	96,831	92,349
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	25,000	23,748
Series 2013-C16, Class A4 4.17%, 12/15/2046	68,000	67,692
Legacy Mtg. Asset Trust
Series 2019-GS6, Class A1 3.00%, 06/25/2059*(1)	63,903	63,793
Series 2019-GS7, Class A1 3.25%, 11/25/2059*(1)	75,528	75,163
LSTAR Securities Investment Trust FRS
Series 2021-1, Class A 3.51%, (1 ML+1.80%), 02/01/2026*	48,694	47,468
Series 2019-3, Class A1 4.56%, (1 ML+3.50%), 04/01/2024*	45,958	45,483
Series 2019-4, Class A1 4.56%, (1 ML+3.50%), 05/01/2024*	41,438	40,598
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A1, Class 2A1 2.46%, 12/25/2034(2)	6,439	6,431
Series 2005-A2, Class A2 2.82%, 02/25/2035(2)	6,077	5,811
MFA Trust VRS
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(2)	62,081	56,331
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	39,065	36,203
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.10%, 12/15/2047(2)(3)	214,775	3,738
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.50%, 06/15/2050(2)(3)	102,468	4,448
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	20,948	10,113

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
MortgageIT Trust FRS
Series 2005-4, Class A1 2.18%, (1 ML+0.56%), 10/25/2035	$ 31,082	$ 29,546
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 2.37%, (1 ML+0.75%), 01/25/2048*	39,985	39,147
Series 2017-5A, Class A1 3.12%, (1 ML+1.50%), 06/25/2057*	29,222	29,133
New Residential Mtg. Loan Trust VRS
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(2)	18,491	17,891
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(2)	40,275	39,362
Series 2016-2A, Class A1 3.75%, 11/26/2035*(2)	31,808	30,834
Series 2016-4A, Class A1 3.75%, 11/25/2056*(2)	30,770	29,788
Series 2017-1A, Class A1 4.00%, 02/25/2057*(2)	54,526	53,862
Series 2017-2A, Class A3 4.00%, 03/25/2057*(2)	55,022	53,619
Series 2017-3A, Class A1 4.00%, 04/25/2057*(2)	43,285	42,392
Series 2017-4A, Class A1 4.00%, 05/25/2057*(2)	29,198	28,339
Series 2017-6A, Class A1 4.00%, 08/27/2057*(2)	50,194	49,163
Series 2018-1A, Class A1A 4.00%, 12/25/2057*(2)	37,249	36,255
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	81,245	73,012
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(2)	8,272	7,574
Oaktown Re III, Ltd. FRS
Series 2019-1A, Class M1A 3.02%, (1 ML+1.40%), 07/25/2029*	7,561	7,559
OBX Trust VRS
Series 2022-NQM1, Class A1 2.31%, 11/25/2061*(2)	88,160	76,928
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(1)	87,267	81,707
Series 2021-3, Class A1 1.87%, 04/25/2026*(1)	78,797	74,310
Series 2021-4, Class A1 1.87%, 04/25/2026*(1)	77,689	72,753
Series 2021-9, Class A1 2.36%, 10/25/2026*(1)	82,881	77,861
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	95,000	90,050
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(2)	57,530	50,884
Starwood Mtg. Residential Trust VRS
Series 2021-3, Class A1 1.13%, 06/25/2056*(2)	62,214	55,755
Series 2021-6, Class A1 1.92%, 11/25/2066*(2)	91,980	81,092
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Toorak Mtg. Corp.
Series 2021-1, Class A1 2.24%, 06/25/2024*(1)	$ 100,000	$ 93,722
Towd Point Mtg. Trust VRS
Series 2017-1, Class A1 2.75%, 10/25/2056*(2)	24,947	24,747
Series 2017-2, Class A1 2.75%, 04/25/2057*(2)	10,146	10,081
Series 2017-6, Class A1 2.75%, 10/25/2057*(2)	42,525	41,558
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	95,453	86,960
UBS-Barclays Commercial Mtg. Trust
Series 2013-C5, Class A4 3.18%, 03/10/2046	75,941	75,564
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(2)	42,301	40,888
Series 2021-7, Class A1 1.83%, 10/25/2066*(2)	86,122	77,472
Wells Fargo Commercial Mtg. Trust
Series 2014-LC16, Class A5 3.82%, 08/15/2050	105,000	103,499
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 1.03%, 09/15/2057(2)(3)	546,263	12,865
Series 2015-NXS1, Class D 4.29%, 05/15/2048(2)	10,000	9,105
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 2.61%, 10/25/2036(2)	10,127	9,551
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	145,280	143,480
Series 2014-C19, Class A5 4.10%, 03/15/2047	55,111	55,035
		5,159,916
U.S. Government Agency — 2.3%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	79,000	78,179
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.64%, 01/25/2034(2)(3)	199,483	8,323
Series K064, Class X1 0.74%, 03/25/2027(2)(3)	349,531	8,521
Series K124, Class X1 0.81%, 12/25/2030(2)(3)	289,501	14,234
Series K122, Class X1 0.97%, 11/25/2030(2)(3)	99,777	5,815
Series K121, Class X1 1.12%, 10/25/2030(2)(3)	122,962	8,059
Series K114, Class X1 1.21%, 06/25/2030(2)(3)	229,268	16,430
Series K104, Class X1 1.25%, 01/25/2030(2)(3)	187,456	12,657
Series K111, Class X1 1.68%, 05/25/2030(2)(3)	99,606	9,848

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	$ 13,741	$ 13,497
Series 3964, Class MD 2.00%, 01/15/2041	1,105	1,078
Series 4961, Class JB 2.50%, 12/15/2042	30,115	28,463
Series 3883, Class PB 3.00%, 05/15/2041	10,178	9,901
Series 1577, Class PK 6.50%, 09/15/2023	241	244
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	17,854	17,547
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 3.27%, (1 ML+1.65%), 04/25/2043*	4,599	4,564
Series 2019-HQA3, Class M2 3.47%, (1 ML+1.85%), 09/25/2049*	39,007	38,374
Series 2019-DNA3, Class M2 3.67%, (1 ML+2.05%), 07/25/2049*	25,348	25,206
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	17,575	16,924
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 3.77%, (1 ML+2.15%), 09/25/2031*	2,834	2,829
Series 2019-HRP1, Class M2 3.77%, (1 ML+2.15%), 11/25/2039*	15,645	15,200
Series 2017-C01, Class 1M2 5.17%, (1 ML+3.55%), 07/25/2029	18,593	18,989
Series 2016-C07, Class 2M2 5.97%, (1 ML+4.35%), 05/25/2029	32,250	33,346
Federal National Mtg. Assoc. REMIC
Series 2013-43, Class XP 1.50%, 08/25/2041	21,215	20,286
Series 2012-128, Class PD 1.50%, 06/25/2042	29,092	27,682
Series 2013-77, Class BP 1.70%, 06/25/2043	12,958	12,655
Series 2011-117, Class MA 2.00%, 08/25/2040	1,422	1,392
Series 2012-21, Class PQ 2.00%, 09/25/2041	6,697	6,368
Series 2012-18, Class GA 2.00%, 12/25/2041	11,500	10,826
Series 2012-75, Class KC 2.50%, 12/25/2041	10,891	10,629
Series 2016-11, Class GA 2.50%, 03/25/2046	16,085	15,542
Series 2019-54, Class KC 2.50%, 09/25/2049	56,779	54,367
Series 2015-48, Class QB 3.00%, 02/25/2043	15,817	15,701
Series 2016-38, Class NA 3.00%, 01/25/2046	7,929	7,736
Series 2017-34, Class JK 3.00%, 05/25/2047	7,088	7,006
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2019-45, Class PT 3.00%, 08/25/2049	$ 22,535	$ 21,575
Series 2017-96, Class PA 3.00%, 12/25/2054	32,368	31,887
Series 2012-52, Class PA 3.50%, 05/25/2042	9,575	9,476
Series 2017-26, Class CG 3.50%, 07/25/2044	11,365	11,409
Series 2018-80, Class GD 3.50%, 12/25/2047	9,621	9,473
Series 2018-23, Class LA 3.50%, 04/25/2048	21,159	20,544
Series 2019-7, Class JA 3.50%, 03/25/2049	21,119	21,005
Series 2019-14, Class CA 3.50%, 04/25/2049	24,338	24,360
Series 2017-35, Class AH 3.50%, 04/25/2053	12,776	12,793
Series 2017-84, Class KA 3.50%, 04/25/2053	12,704	12,774
Series 2018-19, Class DC 3.50%, 05/25/2056	10,622	10,633
Series 2018-70, Class HA 3.50%, 10/25/2056	16,324	16,387
Series 2019-7, Class CA 3.50%, 11/25/2057	18,817	18,835
Series 2019-12, Class HA 3.50%, 11/25/2057	21,786	21,758
Series 2017-49, Class JA 4.00%, 07/25/2053	10,992	11,102
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	12,928	12,772
Series 2015-151, Class BA 1.70%, 10/20/2045	5,137	5,095
Series 2013-37, Class LG 2.00%, 01/20/2042	12,412	12,166
Series 2005-74, Class HA 7.50%, 09/16/2035	10	10
Series 2005-74, Class HB 7.50%, 09/16/2035	1,985	2,094
		864,566
Total Collateralized Mortgage Obligations (cost $6,420,265)		6,024,482
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 38.0%
U.S. Government — 11.6%
United States Treasury Bonds
1.25%, 05/15/2050	647,000	415,369
1.38%, 08/15/2050	415,000	275,699
2.25%, 08/15/2046	175,000	142,174
2.50%, 02/15/2045(4)	718,000	612,993
2.88%, 08/15/2045	400,000	365,859
3.00%, 11/15/2045	170,000	159,030
3.13%, 08/15/2044 to 05/15/2048	615,000	588,466
3.38%, 05/15/2044(4)(5)	1,000,000	992,773
United States Treasury Bonds TIPS
0.13%, 02/15/2051(6)	27,756	21,799
0.88%, 02/15/2047(6)	143,694	134,816
1.00%, 02/15/2048(6)	35,165	34,100

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
United States Treasury Notes
0.25%, 05/31/2025	$ 460,000	$ 424,943
United States Treasury Notes TIPS
0.25%, 07/15/2029(6)	50,851	49,466
0.75%, 07/15/2028(6)	103,639	104,695
		4,322,182
U.S. Government Agency — 26.4%
Federal Home Loan Mtg. Corp.
2.50%, 01/01/2028 to 04/01/2028	12,681	12,503
3.00%, 08/01/2027	13,163	13,000
3.50%, 03/01/2042 to 09/01/2043	42,025	41,401
4.00%, 09/01/2040 to 10/01/2043	21,218	21,416
4.50%, 01/01/2039	788	813
5.00%, 05/01/2034	11,081	11,559
5.50%, 05/01/2037 to 06/01/2037	3,962	4,262
6.50%, 05/01/2029 to 07/01/2035	1,539	1,635
Federal Home Loan Mtg. Corp. FRS
1.74%, (6 ML+1.49%), 02/01/2037	800	815
Federal National Mtg. Assoc.
2.00%, 04/01/2052	500,000	436,898
2.50%, 04/01/2028 to 03/01/2043	107,782	99,442
2.66%, 03/01/2027	393,310	382,080
3.00%, 10/01/2027 to 01/01/2028	23,704	23,626
4.00%, 11/01/2025	766	774
4.50%, 01/01/2039 to 05/01/2041	18,807	19,329
5.00%, 05/01/2035 to 07/01/2040	7,355	7,694
5.50%, 12/01/2029 to 06/01/2038	24,252	25,775
6.00%, 06/01/2026 to 05/01/2034	39,814	42,443
6.50%, 06/01/2035 to 10/01/2037	12,979	13,643
7.00%, 06/01/2037	5,323	5,884
Federal National Mtg. Assoc. FRS
2.07%, (12 ML+1.82%), 10/01/2040	1,219	1,254
2.21%, (12 ML+1.57%), 05/01/2037	1,125	1,152
Government National Mtg. Assoc.
2.00%, July 30 TBA	75,000	66,725
2.50%, July 30 TBA	425,000	389,622
3.00%, July 30 TBA	350,000	330,196
3.50%, July 30 TBA	235,000	228,675
4.00%, 09/15/2040 to 11/15/2040	27,512	28,039
4.00%, July 30 TBA	125,000	124,595
4.50%, 02/15/2039 to 08/15/2041	38,455	40,077
5.50%, 05/15/2036	4,349	4,553
6.00%, 09/15/2032 to 12/15/2033	18,145	19,991
7.00%, 07/15/2033 to 11/15/2033	6,298	6,773
Uniform Mtg. Backed Securities
1.50%, August 15 TBA	450,000	410,027
2.00%, July 15 TBA	200,000	186,992
2.00%, July 30 TBA	1,400,000	1,217,535
2.00%, August 30 TBA	1,400,000	1,216,223
2.50%, July 30 TBA	1,540,000	1,387,564
2.50%, August 30 TBA	1,535,000	1,381,199
3.00%, July 30 TBA	650,000	606,112
4.00%, July 30 TBA	665,000	656,532
4.50%, July 30 TBA	425,000	427,175
		9,896,003
Total U.S. Government & Agency Obligations (cost $14,989,282)		14,218,185
Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 3.5%
Sovereign — 3.5%
Arab Republic of Egypt
6.38%, 04/11/2031	EUR	100,000	$ 65,591
Dominican Republic
6.40%, 06/05/2049		$ 150,000	111,778
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	593,000	96,701
Government of Hungary
1.63%, 04/28/2032	EUR	110,000	87,912
Government of Macedonia
3.68%, 06/03/2026*	EUR	100,000	93,066
Government of Romania
2.63%, 12/02/2040*	EUR	70,000	42,580
2.75%, 04/14/2041	EUR	25,000	15,261
3.38%, 02/08/2038	EUR	25,000	17,553
4.63%, 04/03/2049	EUR	42,000	31,250
Kingdom of Morocco
2.00%, 09/30/2030	EUR	100,000	75,989
Kingdom of Saudi Arabia
2.00%, 07/09/2039	EUR	100,000	80,012
Republic of Chile
1.25%, 01/22/2051	EUR	100,000	57,511
Republic of Croatia
1.50%, 06/17/2031	EUR	100,000	89,587
Republic of Indonesia
1.10%, 03/12/2033	EUR	100,000	74,439
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	70,475
Russian Federation
5.90%, 03/12/2031(7)(8)	RUB	10,755,000	16,621
United Mexican States
1.45%, 10/25/2033	EUR	100,000	71,460
4.75%, 03/08/2044		50,000	41,053
7.75%, 05/29/2031	MXN	3,595,800	164,470
Total Foreign Government Obligations (cost $2,087,644)			1,303,309
MUNICIPAL SECURITIES — 1.7%
Chicago Board of Education General Obligation Bonds
6.04%, 12/01/2029		5,000	5,107
6.14%, 12/01/2039		15,000	15,209
6.32%, 11/01/2029		45,000	47,104
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		10,000	9,185
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		80,000	75,784
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		75,000	70,170
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045		35,000	35,410
5.18%, 11/15/2049		95,000	98,021
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057		14,000	16,432

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035	$ 90,000	$ 88,845
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	100,000	113,623
State of California General Obligation Bonds
7.30%, 10/01/2039	10,000	12,936
State of Illinois General Obligation Bonds
4.95%, 06/01/2023	19,091	19,232
5.00%, 01/01/2023	10,000	10,062
Total Municipal Securities (cost $633,014)		617,120
COMMON STOCKS — 30.3%
Advertising — 1.4%
Trade Desk, Inc., Class A	12,732	533,343
Biotechnology — 2.5%
Illumina, Inc.†	558	102,873
Royalty Pharma PLC, Class A	20,030	842,061
		944,934
Commercial Services — 2.2%
Adyen NV*†	315	463,055
Block, Inc., Class A†	5,559	341,656
		804,711
Diversified Finan Serv — 0.2%
Coinbase Global, Inc., Class A†	1,731	81,392
Healthcare-Products — 0.3%
Intuitive Surgical, Inc.†	616	123,637
Internet — 9.4%
Airbnb, Inc., Class A†	2,855	254,323
Amazon.com, Inc.†	5,350	568,223
Chewy, Inc., Class A†	11,907	413,411
Farfetch, Ltd., Class A†	12,173	87,159
IAC/InterActiveCorp†	2,451	186,202
Match Group, Inc.†	1,759	122,585
MercadoLibre, Inc.†	330	210,167
Okta, Inc.†	1,534	138,674
Shopify, Inc., Class A†	17,090	533,892
Spotify Technology SA†	2,048	192,164
Uber Technologies, Inc.†	33,039	675,978
Wayfair, Inc., Class A†	3,010	131,116
		3,513,894
Semiconductors — 1.9%
ASML Holding NV	1,500	713,820
Software — 12.4%
Cloudflare, Inc., Class A†	13,100	573,125
Coupa Software, Inc.†	2,912	166,275
Datadog, Inc., Class A†	6,394	608,965
ROBLOX Corp., Class A†	16,492	541,927
Snowflake, Inc., Class A†	5,838	811,832
Twilio, Inc., Class A†	1,066	89,342
Unity Software, Inc.†	7,192	264,809
Veeva Systems, Inc., Class A†	3,100	613,924
Security Description	Shares or Principal Amount	Value

Software (continued)
Zoom Video Communications, Inc., Class A†	3,957	$ 427,237
ZoomInfo Technologies, Inc.†	16,065	534,001
		4,631,437
Total Common Stocks (cost $18,374,628)		11,347,168
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc. †(7)	10	11
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016†	19,000	76
Total Escrows and Litigation Trusts (cost $0)		87
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter Option on the USD vs CNY (Expiration Date: 07/22/2022; Strike Price: CNY 7.28; Counterparty: JPMorgan Chase Bank)	4,138,245	33
Over the Counter Option on the USD vs CNY (Expiration Date: 07/27/2022; Strike Price: CNY 7.38; Counterparty: JPMorgan Chase Bank)	1,197,114	6
Over the Counter Option on the USD vs CNY (Expiration Date: 08/05/2022; Strike Price: CNY 7.31; Counterparty: JPMorgan Chase Bank)	1,850,739	2
Over the Counter Option on the USD vs CNY (Expiration Date: 11/10/2022; Strike Price: CNY 7.27; Counterparty: Goldman Sachs International)	3,922,155	3,573
Total Purchased Options (cost $57,029)		3,614
Total Long-Term Investment Securities (cost $55,431,843)		45,163,623
REPURCHASE AGREEMENTS — 1.8%
Bank of America Securities LLC Joint Repurchase Agreement(9)	$ 135,000	135,000
Barclays Capital, Inc. Joint Repurchase Agreement(9)	130,000	130,000
BNP Paribas SA Joint Repurchase Agreement(9)	115,000	115,000

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(9)	$ 150,000	$ 150,000
RBS Securities, Inc. Joint Repurchase Agreement(9)	145,000	145,000
Total Repurchase Agreements (cost $675,000)		675,000
TOTAL INVESTMENTS (cost $56,106,843)	122.5%	45,838,623
Other assets less liabilities	(22.5)	(8,418,844)
NET ASSETS	100.0%	$37,419,779
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Income/Equity Portfolio has no right to demand registration of these securities. At June 30, 2022, the aggregate value of these securities was $9,043,545 representing 24.2% of net assets.
†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2022.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	Securities classified as Level 3 (see Note 1).
(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Foreign Government Obligations
Russian Federation 5.90%, 03/12/2031	05/27/2021	RUB 10,755,000	$135,648	$16,621	$0.00	0.04%
(9)	See Note 2 for details of Joint Repurchase Agreements.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
CNY—Chinese Yuan
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
VRS—Variable Rate Security
BRL—Brazilian Real
EUR—Euro Currency
MXN—Mexican Peso
RUB—New Russian Ruble
The rates shown on FRS and VRS are the current interest rates at June 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	110,000	USD	Fixed 1.560%	USD-12-Month SOFR	Annual	Annual	Dec 2051	$(672)	$24,906	$24,234
Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	Federative Republic of Brazil	0.00%	275,000	USD	275,000	Fixed 1.000%	Quarterly	Jun 2027	$15,321	$7,597	$22,918
SOFR—Secured Overnight Financing Rate
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Long	Canada 10 Year Bonds	September 2022	$ 287,648	$ 288,976	$ 1,328
6	Long	U.S. Treasury Ultra 10 Year Notes	September 2022	742,234	764,250	22,016
1	Short	Euro Buxl 30 Year Bonds	September 2022	179,812	171,403	8,409
7	Short	Euro-Bund	September 2022	1,104,875	1,091,398	13,477
2	Short	Long Gilt	September 2022	280,831	277,496	3,335
13	Short	U.S. Treasury Long Bonds	September 2022	1,827,624	1,802,125	25,499
4	Short	U.S. Treasury Ultra Bonds	September 2022	631,960	617,375	14,585
						$88,649
						Unrealized (Depreciation)
1	Long	Australian 10 Year Bonds	September 2022	$ 82,156	$ 82,067	$ (89)
14	Short	U.S. Treasury 2 Year Notes	September 2022	2,927,563	2,940,219	(12,656)
10	Short	U.S. Treasury 5 Year Notes	September 2022	1,107,327	1,122,500	(15,173)
6	Short	U.S. Treasury 10 Year Notes	September 2022	693,422	711,188	(17,766)
						$(45,684)
Net Unrealized Appreciation (Depreciation)						$ 42,965
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of Montreal	USD	72,998	MXN	1,487,000	09/21/2022	$ —	$ (109)

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	EUR	975,000	USD	1,048,495	09/21/2022	$ 21,058	$ —
	USD	12,848	MXN	260,000	09/21/2022	—	(104)
						21,058	(104)
Deutsche Bank AG	USD	43,423	EUR	41,000	09/21/2022	—	(218)
Goldman Sachs International	BRL	750,000	USD	148,931	09/21/2022	8,773	—
	USD	37,504	BRL	202,000	09/21/2022	245	—
						9,018	—
JPMorgan Chase Bank, N.A.	USD	24,149	EUR	23,000	09/21/2022	88	—
Morgan Stanley & Co. International PLC	USD	22,290	EUR	21,000	09/21/2022	—	(160)
Royal Bank of Canada	MXN	3,750,000	USD	187,946	09/21/2022	4,131	—
	USD	46,444	EUR	43,000	09/21/2022	—	(1,132)
						4,131	(1,132)
State Street Bank & Trust Company	USD	15,903	EUR	15,000	09/21/2022	—	(96)
Toronto Dominion Bank	MXN	1,330,000	USD	66,602	09/21/2022	1,408	—
Unrealized Appreciation (Depreciation)						$ 35,703	$ (1,819)
BRL—Brazilian Real
EUR—Euro Currency
MXN—Mexican Peso
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 9,022,394	$ —	$ 9,022,394
Asset Backed Securities	—	2,627,264	—	2,627,264
Collateralized Mortgage Obligations	—	6,024,482	—	6,024,482
U.S. Government & Agency Obligations	—	14,218,185	—	14,218,185
Foreign Government Obligations:
Sovereign	—	1,286,688	16,621	1,303,309
Municipal Securities	—	617,120	—	617,120
Common Stocks:
Commercial Services	341,656	463,055	—	804,711
Other Industries	10,542,457	—	—	10,542,457
Escrows and Litigation Trusts	—	76	11	87
Purchased Options	—	3,614	—	3,614
Repurchase Agreements	—	675,000	—	675,000
Total Investments at Value	$10,884,113	$34,937,878	$16,632	$45,838,623
Other Financial Instruments:†
Swaps	$ —	$ 32,503	$ —	$ 32,503
Futures Contracts	88,649	—	—	88,649
Forward Foreign Currency Contracts	—	35,703	—	35,703
Total Other Financial Instruments	$ 88,649	$ 68,206	$ —	$ 156,855
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 45,684	$ —	$ —	$ 45,684
Forward Foreign Currency Contracts	—	1,819	—	1,819
Total Other Financial Instruments	$ 45,684	$ 1,819	$ —	$ 47,503
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Seasons Series Trust SA Multi-Managed Income/Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 29.3%
Advertising — 0.2%
Lamar Media Corp.
3.63%, 01/15/2031	$ 10,000	$ 8,184
3.75%, 02/15/2028	15,000	13,172
4.88%, 01/15/2029	35,000	31,489
		52,845
Aerospace/Defense — 0.4%
Boeing Co.
5.04%, 05/01/2027	15,000	14,821
5.15%, 05/01/2030	17,000	16,363
L3Harris Technologies, Inc.
3.85%, 06/15/2023	40,000	39,966
Northrop Grumman Corp.
5.15%, 05/01/2040	11,000	11,184
Raytheon Technologies Corp.
2.38%, 03/15/2032	10,000	8,478
3.65%, 08/16/2023	2,000	1,999
3.95%, 08/16/2025	20,000	20,060
4.45%, 11/16/2038	9,000	8,621
		121,492
Agriculture — 0.4%
BAT Capital Corp.
2.26%, 03/25/2028	35,000	29,371
4.74%, 03/16/2032	60,000	53,468
BAT International Finance PLC
4.45%, 03/16/2028	37,000	35,084
Cargill, Inc.
4.00%, 06/22/2032*	20,000	19,624
		137,547
Apparel — 0.4%
Hanesbrands, Inc.
4.88%, 05/15/2026*	30,000	27,788
William Carter Co.
5.63%, 03/15/2027*	90,000	84,277
		112,065
Auto Manufacturers — 0.1%
Ford Motor Co.
3.25%, 02/12/2032	15,000	11,123
General Motors Financial Co., Inc.
3.60%, 06/21/2030	35,000	30,301
		41,424
Banks — 5.1%
Bank of America Corp.
1.90%, 07/23/2031	5,000	4,006
2.30%, 07/21/2032	20,000	16,207
2.46%, 10/22/2025	35,000	33,370
2.57%, 10/20/2032	20,000	16,543
3.31%, 04/22/2042	45,000	35,451
4.08%, 03/20/2051	90,000	77,748
4.75%, 04/21/2045	30,000	27,374
7.25%, 10/15/2025	4,000	4,330
Bank of New York Mellon Corp.
2.05%, 01/26/2027	60,000	55,206
Citigroup, Inc.
1.28%, 11/03/2025	30,000	27,884
2.52%, 11/03/2032	50,000	40,689
3.20%, 10/21/2026	35,000	33,348
Security Description	Shares or Principal Amount	Value

Banks (continued)
Fifth Third Bancorp
1.71%, 11/01/2027	$ 55,000	$ 48,869
Goldman Sachs Group, Inc.
1.99%, 01/27/2032	10,000	7,921
2.38%, 07/21/2032	45,000	36,504
2.62%, 04/22/2032	80,000	66,597
2.65%, 10/21/2032	5,000	4,130
3.10%, 02/24/2033	15,000	12,848
3.50%, 01/23/2025	60,000	59,157
3.81%, 04/23/2029	30,000	28,332
4.02%, 10/31/2038	10,000	8,766
JPMorgan Chase & Co.
2.55%, 11/08/2032	40,000	33,206
2.58%, 04/22/2032	15,000	12,624
2.96%, 05/13/2031	5,000	4,327
3.11%, 04/22/2041 to 04/22/2051	20,000	15,374
3.16%, 04/22/2042	35,000	27,328
3.22%, 03/01/2025	10,000	9,828
3.51%, 01/23/2029	30,000	28,106
3.70%, 05/06/2030	95,000	88,555
3.80%, 07/23/2024	40,000	39,869
3.96%, 01/29/2027	55,000	53,719
4.01%, 04/23/2029	50,000	48,004
4.02%, 12/05/2024	10,000	9,972
4.32%, 04/26/2028	45,000	44,322
4.59%, 04/26/2033	5,000	4,928
Morgan Stanley
1.59%, 05/04/2027	65,000	57,767
1.79%, 02/13/2032	70,000	55,247
1.93%, 04/28/2032	25,000	19,879
2.24%, 07/21/2032	25,000	20,325
2.48%, 01/21/2028	35,000	31,861
2.51%, 10/20/2032	5,000	4,142
2.70%, 01/22/2031	5,000	4,341
3.13%, 07/27/2026	16,000	15,282
3.59%, 07/22/2028	20,000	18,962
4.00%, 07/23/2025	50,000	50,007
4.21%, 04/20/2028	20,000	19,581
Wells Fargo & Co.
3.00%, 10/23/2026	120,000	113,456
3.35%, 03/02/2033	55,000	48,949
3.91%, 04/25/2026	30,000	29,454
		1,554,695
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 07/15/2042	15,000	12,218
4.75%, 04/15/2058	5,000	4,505
5.45%, 01/23/2039	40,000	40,628
Constellation Brands, Inc.
3.15%, 08/01/2029	15,000	13,533
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	30,000	28,675
		99,559
Biotechnology — 0.3%
CSL Finance PLC
4.05%, 04/27/2029*	13,000	12,789
4.25%, 04/27/2032*	20,000	19,609
Royalty Pharma PLC
1.75%, 09/02/2027	5,000	4,269
2.15%, 09/02/2031	43,000	33,647

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Biotechnology (continued)
2.20%, 09/02/2030	$ 10,000	$ 8,087
3.55%, 09/02/2050	20,000	14,054
		92,455
Building Materials — 0.4%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	55,000	46,609
Standard Industries, Inc.
3.38%, 01/15/2031*	15,000	11,079
4.38%, 07/15/2030*	60,000	47,325
4.75%, 01/15/2028*	40,000	34,067
		139,080
Chemicals — 0.2%
DuPont de Nemours, Inc.
4.21%, 11/15/2023	35,000	35,230
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	5,000	4,120
LYB International Finance III LLC
1.25%, 10/01/2025	10,000	9,063
Sherwin-Williams Co.
4.50%, 06/01/2047	5,000	4,452
		52,865
Commercial Services — 1.1%
Gartner, Inc.
3.63%, 06/15/2029*	15,000	12,996
3.75%, 10/01/2030*	25,000	21,577
4.50%, 07/01/2028*	25,000	22,955
Global Payments, Inc.
2.15%, 01/15/2027	5,000	4,444
3.20%, 08/15/2029	35,000	30,652
Howard University
2.65%, 10/01/2028	5,000	4,503
2.80%, 10/01/2030	15,000	13,246
2.90%, 10/01/2031	10,000	8,697
3.48%, 10/01/2041	15,000	12,319
S&P Global, Inc.
2.45%, 03/01/2027*	10,000	9,363
2.70%, 03/01/2029*	15,000	13,676
2.90%, 03/01/2032*	15,000	13,407
Service Corp. International
3.38%, 08/15/2030	50,000	40,937
5.13%, 06/01/2029	77,000	72,726
United Rentals North America, Inc.
3.88%, 02/15/2031	30,000	25,308
4.88%, 01/15/2028	40,000	37,692
		344,498
Computers — 0.5%
Apple, Inc.
2.20%, 09/11/2029	40,000	36,101
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	105,000	92,925
Kyndryl Holdings, Inc.
3.15%, 10/15/2031*	27,000	20,044
Leidos, Inc.
3.63%, 05/15/2025	20,000	19,595
		168,665
Security Description	Shares or Principal Amount	Value

Diversified Finan Serv — 1.1%
Capital One Financial Corp.
1.88%, 11/02/2027	$ 60,000	$ 52,695
3.90%, 01/29/2024	40,000	39,958
5.27%, 05/10/2033	25,000	24,614
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	160,000	157,702
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	6,000	5,931
4.60%, 03/15/2033	5,000	4,985
4.95%, 06/15/2052	5,000	4,922
Navient Corp.
7.25%, 09/25/2023	27,000	26,709
Springleaf Finance Corp.
6.13%, 03/15/2024	10,000	9,550
		327,066
Electric — 2.6%
AES Corp.
3.30%, 07/15/2025*	25,000	23,450
Alabama Power Co.
3.45%, 10/01/2049	15,000	11,973
4.15%, 08/15/2044	15,000	13,296
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	15,000	13,413
Commonwealth Edison Co.
3.65%, 06/15/2046	15,000	12,795
4.00%, 03/01/2048	5,000	4,523
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	20,000	15,265
Duke Energy Carolinas LLC
2.55%, 04/15/2031	15,000	13,152
Duke Energy Corp.
2.55%, 06/15/2031	15,000	12,495
Duke Energy Indiana LLC
2.75%, 04/01/2050	30,000	21,211
Duke Energy Progress LLC
3.70%, 10/15/2046	15,000	12,816
4.00%, 04/01/2052	10,000	9,002
4.38%, 03/30/2044	15,000	13,954
Evergy Metro, Inc.
2.25%, 06/01/2030	5,000	4,321
Evergy, Inc.
2.45%, 09/15/2024	15,000	14,448
2.90%, 09/15/2029	5,000	4,422
Exelon Corp.
3.95%, 06/15/2025	35,000	34,882
4.10%, 03/15/2052*	5,000	4,306
FirstEnergy Corp.
1.60%, 01/15/2026	5,000	4,363
2.25%, 09/01/2030	25,000	19,813
Georgia Power Co.
4.30%, 03/15/2042	22,000	19,224
4.70%, 05/15/2032	10,000	10,054
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	10,000	9,897
ITC Holdings Corp.
2.95%, 05/14/2030*	20,000	17,673
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	15,000	12,795
MidAmerican Energy Co.
3.15%, 04/15/2050	10,000	7,881

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	$ 45,000	$ 45,619
NRG Energy, Inc.
2.45%, 12/02/2027*	20,000	17,196
Oglethorpe Power Corp.
4.50%, 04/01/2047*	10,000	8,676
Pacific Gas & Electric Co.
2.50%, 02/01/2031	25,000	19,173
4.95%, 07/01/2050	105,000	84,251
5.25%, 03/01/2052	10,000	8,283
5.90%, 06/15/2032	30,000	28,933
PacifiCorp
4.13%, 01/15/2049	5,000	4,502
4.15%, 02/15/2050	5,000	4,538
Puget Energy, Inc.
4.10%, 06/15/2030	20,000	18,635
Sempra Energy
3.40%, 02/01/2028	30,000	28,375
3.80%, 02/01/2038	2,000	1,695
4.00%, 02/01/2048	5,000	4,163
Southern California Edison Co.
2.75%, 02/01/2032	30,000	25,416
2.85%, 08/01/2029	15,000	13,320
4.00%, 04/01/2047	7,000	5,712
4.13%, 03/01/2048	5,000	4,139
4.70%, 06/01/2027	30,000	30,095
Southern Co.
2.95%, 07/01/2023	10,000	9,910
3.25%, 07/01/2026	25,000	23,958
3.70%, 04/30/2030	5,000	4,650
Xcel Energy, Inc.
1.75%, 03/15/2027	55,000	49,202
4.60%, 06/01/2032	8,000	7,956
		789,821
Electronics — 0.1%
Sensata Technologies BV
5.00%, 10/01/2025*	20,000	19,100
Entertainment — 0.5%
Magallanes, Inc.
4.28%, 03/15/2032*	15,000	13,454
5.14%, 03/15/2052*	92,000	77,726
WMG Acquisition Corp.
3.88%, 07/15/2030*	65,000	54,051
		145,231
Environmental Control — 0.4%
Clean Harbors, Inc.
4.88%, 07/15/2027*	85,000	77,775
5.13%, 07/15/2029*	45,000	40,838
		118,613
Food — 0.2%
Conagra Brands, Inc.
4.30%, 05/01/2024	10,000	10,046
4.85%, 11/01/2028	15,000	14,820
5.40%, 11/01/2048	10,000	9,497
Kellogg Co.
3.40%, 11/15/2027	20,000	19,149
Security Description	Shares or Principal Amount	Value

Food (continued)
Mondelez International, Inc.
3.00%, 03/17/2032	$ 20,000	$ 17,448
		70,960
Gas — 0.1%
NiSource, Inc.
3.49%, 05/15/2027	30,000	28,753
3.60%, 05/01/2030	15,000	13,775
		42,528
Healthcare-Products — 0.7%
Avantor Funding, Inc.
4.63%, 07/15/2028*	50,000	45,835
Baxter International, Inc.
2.54%, 02/01/2032	90,000	76,038
Hologic, Inc.
4.63%, 02/01/2028*	70,000	65,502
Teleflex, Inc.
4.63%, 11/15/2027	30,000	27,675
		215,050
Healthcare-Services — 0.7%
Anthem, Inc.
5.10%, 01/15/2044	5,000	5,022
Centene Corp.
3.38%, 02/15/2030	20,000	16,954
4.63%, 12/15/2029	80,000	74,216
CommonSpirit Health
3.35%, 10/01/2029	5,000	4,625
HCA, Inc.
4.63%, 03/15/2052*	10,000	8,049
Humana, Inc.
3.70%, 03/23/2029	30,000	28,455
Kaiser Foundation Hospitals
2.81%, 06/01/2041	15,000	11,691
3.00%, 06/01/2051	20,000	15,021
Sutter Health
3.36%, 08/15/2050	15,000	11,586
UnitedHealth Group, Inc.
2.75%, 05/15/2040	20,000	15,654
3.50%, 08/15/2039	10,000	8,760
4.20%, 05/15/2032	15,000	15,063
4.95%, 05/15/2062	5,000	5,106
		220,202
Home Builders — 0.2%
PulteGroup, Inc.
5.50%, 03/01/2026	42,000	42,747
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028*	37,000	33,198
		75,945
Insurance — 0.8%
Aon Corp.
2.20%, 11/15/2022	30,000	29,934
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/2027	15,000	14,069
3.90%, 02/28/2052	10,000	8,234
Athene Global Funding
2.65%, 10/04/2031*	45,000	35,994
2.72%, 01/07/2029*	22,000	18,797
Brighthouse Financial, Inc.
5.63%, 05/15/2030	35,000	34,058

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	$ 47,000	$ 40,811
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	25,000	25,075
4.75%, 03/15/2039	10,000	9,826
New York Life Global Funding
2.00%, 01/22/2025*	15,000	14,360
New York Life Insurance Co.
3.75%, 05/15/2050*	5,000	4,111
Willis North America, Inc.
3.60%, 05/15/2024	20,000	19,715
		254,984
Internet — 0.9%
Amazon.com, Inc.
3.45%, 04/13/2029	55,000	53,576
3.95%, 04/13/2052	70,000	64,970
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	82,000	75,030
NortonLifeLock, Inc.
5.00%, 04/15/2025*	70,000	68,250
		261,826
Investment Companies — 0.2%
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	75,000	64,291
Iron/Steel — 0.1%
Vale Overseas, Ltd.
3.75%, 07/08/2030	25,000	21,913
Leisure Time — 0.1%
Carnival Corp.
4.00%, 08/01/2028*	30,000	24,600
Lodging — 0.1%
Las Vegas Sands Corp.
3.50%, 08/18/2026	20,000	17,481
Machinery-Diversified — 0.1%
Otis Worldwide Corp.
2.57%, 02/15/2030	30,000	25,977
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	70,000	58,217
Charter Communications Operating LLC/Charter Communications Operating Capital
4.40%, 04/01/2033	35,000	31,295
4.80%, 03/01/2050	35,000	27,957
5.13%, 07/01/2049	13,000	10,820
6.48%, 10/23/2045	20,000	19,490
Comcast Corp.
3.20%, 07/15/2036	10,000	8,500
3.25%, 11/01/2039	25,000	20,645
3.40%, 07/15/2046	5,000	4,019
3.75%, 04/01/2040	15,000	13,208
Cox Communications, Inc.
2.60%, 06/15/2031*	25,000	20,964
Discovery Communications LLC
3.80%, 03/13/2024	11,000	10,953
3.90%, 11/15/2024	15,000	14,773
Security Description	Shares or Principal Amount	Value

Media (continued)
3.95%, 03/20/2028	$ 20,000	$ 18,668
4.00%, 09/15/2055	31,000	21,854
5.20%, 09/20/2047	15,000	12,936
5.30%, 05/15/2049	40,000	34,437
Paramount Global
4.38%, 03/15/2043	15,000	11,655
4.95%, 01/15/2031	28,000	26,728
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	75,000	66,183
Time Warner Cable LLC
4.50%, 09/15/2042	25,000	19,606
5.88%, 11/15/2040	45,000	41,401
		494,309
Mining — 0.0%
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	2,000	1,622
5.88%, 04/15/2030*	7,000	6,349
6.13%, 04/15/2032*	5,000	4,500
		12,471
Miscellaneous Manufactur — 0.1%
Parker-Hannifin Corp.
4.25%, 09/15/2027	9,000	8,967
4.50%, 09/15/2029	15,000	14,956
		23,923
Office/Business Equip — 0.3%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	5,000	4,455
3.25%, 02/15/2029	64,000	53,963
3.57%, 12/01/2031	10,000	8,261
4.13%, 05/01/2025	10,000	9,717
Xerox Holdings Corp.
5.50%, 08/15/2028*	20,000	16,690
		93,086
Oil & Gas — 1.4%
Apache Corp.
4.88%, 11/15/2027	30,000	27,600
BP Capital Markets America, Inc.
2.94%, 06/04/2051	25,000	17,950
3.00%, 02/24/2050	5,000	3,655
3.38%, 02/08/2061	15,000	11,168
3.63%, 04/06/2030	22,000	20,862
ConocoPhillips Co.
3.80%, 03/15/2052	5,000	4,308
4.03%, 03/15/2062*	5,000	4,295
Continental Resources, Inc.
5.75%, 01/15/2031*	10,000	9,637
Ecopetrol SA
4.63%, 11/02/2031	60,000	45,449
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	10,000	9,395
4.88%, 03/30/2026*	10,000	8,826
5.88%, 03/30/2031*	30,000	24,375
Equinor ASA
3.63%, 04/06/2040	10,000	8,810
3.70%, 04/06/2050	15,000	12,985
Exxon Mobil Corp.
4.23%, 03/19/2040	25,000	23,731
Hess Corp.
7.13%, 03/15/2033	3,000	3,347

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
7.30%, 08/15/2031	$ 30,000	$ 33,655
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	50,000	46,160
Marathon Petroleum Corp.
4.70%, 05/01/2025	25,000	25,314
Ovintiv, Inc.
6.50%, 08/15/2034	5,000	5,235
7.38%, 11/01/2031	30,000	33,059
Shell International Finance BV
2.88%, 11/26/2041	10,000	7,780
3.00%, 11/26/2051	5,000	3,751
3.25%, 04/06/2050	15,000	11,902
Viper Energy Partners LP
5.38%, 11/01/2027*	27,000	25,810
		429,059
Packaging&Containers — 0.4%
Ball Corp.
4.00%, 11/15/2023	100,000	98,903
Graphic Packaging International LLC
4.75%, 07/15/2027*	40,000	37,768
		136,671
Pharmaceuticals — 0.3%
AbbVie, Inc.
3.20%, 11/21/2029	15,000	13,824
4.63%, 10/01/2042	10,000	9,272
Bausch Health Cos., Inc.
5.75%, 08/15/2027*	50,000	41,419
CVS Health Corp.
4.13%, 04/01/2040	5,000	4,380
5.13%, 07/20/2045	20,000	19,360
		88,255
Pipelines — 1.0%
DCP Midstream Operating LP
5.13%, 05/15/2029	40,000	36,000
Energy Transfer LP
5.15%, 03/15/2045	10,000	8,591
6.13%, 12/15/2045	50,000	47,906
Enterprise Products Operating LLC
2.80%, 01/31/2030	5,000	4,388
4.25%, 02/15/2048	10,000	8,463
4.95%, 10/15/2054	10,000	9,179
EQM Midstream Partners LP
4.13%, 12/01/2026	30,000	25,912
MPLX LP
4.95%, 03/14/2052	25,000	21,852
5.20%, 03/01/2047	5,000	4,558
NGPL PipeCo LLC
3.25%, 07/15/2031*	15,000	12,531
ONEOK, Inc.
3.10%, 03/15/2030	24,000	20,682
3.40%, 09/01/2029	15,000	13,270
6.35%, 01/15/2031	5,000	5,234
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	40,000	38,438
Targa Resources Corp.
4.20%, 02/01/2033	15,000	13,627
6.25%, 07/01/2052	15,000	15,057
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	$ 15,000	$ 12,836
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	10,000	9,002
Western Midstream Operating LP
4.75%, 08/15/2028	15,000	13,697
		321,223
REITS — 1.0%
American Tower Corp.
1.45%, 09/15/2026	15,000	13,137
1.50%, 01/31/2028	2,000	1,666
2.40%, 03/15/2025	15,000	14,188
3.65%, 03/15/2027	15,000	14,265
EPR Properties
4.95%, 04/15/2028	30,000	27,632
Equinix, Inc.
2.00%, 05/15/2028	15,000	12,887
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	15,000	12,033
4.00%, 01/15/2031	15,000	12,920
5.30%, 01/15/2029	25,000	23,878
5.75%, 06/01/2028	10,000	9,768
SBA Tower Trust
2.84%, 01/15/2050*	40,000	38,638
3.45%, 03/15/2048*	70,000	69,415
VICI Properties LP
4.95%, 02/15/2030	26,000	24,640
5.13%, 05/15/2032	20,000	18,847
		293,914
Retail — 1.0%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*	65,000	56,550
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	20,000	17,350
FirstCash, Inc.
4.63%, 09/01/2028*	50,000	43,180
5.63%, 01/01/2030*	40,000	34,540
Gap, Inc.
3.63%, 10/01/2029*	52,000	36,514
3.88%, 10/01/2031*	58,000	40,455
Home Depot, Inc.
3.30%, 04/15/2040	20,000	17,061
Lowe's Cos, Inc.
3.35%, 04/01/2027	5,000	4,819
3.75%, 04/01/2032	2,000	1,861
McDonald's Corp.
3.35%, 04/01/2023	20,000	20,070
3.63%, 09/01/2049	15,000	12,468
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	23,000	22,969
		307,837
Semiconductors — 1.1%
Broadcom, Inc.
3.42%, 04/15/2033*	25,000	20,732
4.00%, 04/15/2029*	90,000	83,596
4.30%, 11/15/2032	15,000	13,663
Intel Corp.
3.05%, 08/12/2051	10,000	7,496

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
3.10%, 02/15/2060	$ 5,000	$ 3,605
Marvell Technology, Inc.
2.45%, 04/15/2028	15,000	13,112
2.95%, 04/15/2031	30,000	25,216
Microchip Technology, Inc.
2.67%, 09/01/2023	50,000	49,192
NVIDIA Corp.
3.50%, 04/01/2040	22,000	19,341
NXP BV/NXP Funding LLC
4.88%, 03/01/2024	55,000	55,572
5.35%, 03/01/2026	15,000	15,301
5.55%, 12/01/2028	10,000	10,158
Qorvo, Inc.
3.38%, 04/01/2031*	10,000	7,863
4.38%, 10/15/2029	5,000	4,397
		329,244
Software — 1.3%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	84,000	72,660
CDK Global, Inc.
5.25%, 05/15/2029*	65,000	63,686
Fair Isaac Corp.
4.00%, 06/15/2028*	60,000	53,100
Microsoft Corp.
3.04%, 03/17/2062	12,000	9,389
Open Text Corp.
3.88%, 12/01/2029*	50,000	42,563
Oracle Corp.
2.30%, 03/25/2028	25,000	21,547
3.60%, 04/01/2040 to 04/01/2050	31,000	22,244
3.85%, 04/01/2060	70,000	48,441
3.95%, 03/25/2051	5,000	3,695
4.00%, 07/15/2046	20,000	14,935
4.10%, 03/25/2061	15,000	10,754
SS&C Technologies, Inc.
5.50%, 09/30/2027*	50,000	46,625
		409,639
Telecommunications — 1.1%
AT&T, Inc.
3.55%, 09/15/2055	97,000	73,159
3.65%, 06/01/2051	15,000	11,811
3.80%, 12/01/2057	5,000	3,900
4.50%, 05/15/2035	5,000	4,756
Nokia Oyj
4.38%, 06/12/2027	50,000	47,262
6.63%, 05/15/2039	15,000	14,831
Rogers Communications, Inc.
3.80%, 03/15/2032*	10,000	9,170
4.55%, 03/15/2052*	25,000	22,151
T-Mobile USA, Inc.
2.05%, 02/15/2028	35,000	30,444
3.50%, 04/15/2025	30,000	29,367
3.88%, 04/15/2030	15,000	14,037
4.50%, 04/15/2050	5,000	4,464
Verizon Communications, Inc.
2.85%, 09/03/2041	35,000	26,382
3.15%, 03/22/2030	35,000	31,897
		323,631
Security Description	Shares or Principal Amount	Value

Transportation — 0.1%
Union Pacific Corp.
2.38%, 05/20/2031	$ 25,000	$ 21,746
2.80%, 02/14/2032	15,000	13,390
		35,136
Trucking&Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	35,000	33,631
4.00%, 07/15/2025*	10,000	9,834
4.40%, 07/01/2027*	20,000	19,634
		63,099
Water — 0.1%
American Water Capital Corp.
4.15%, 06/01/2049	6,000	5,348
4.45%, 06/01/2032	15,000	14,953
		20,301
Total Corporate Bonds & Notes (cost $10,168,649)		8,994,576
ASSET BACKED SECURITIES — 9.2%
Auto Loan Receivables — 0.8%
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	40,000	39,028
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	35,000	34,635
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*	80,000	79,021
Series 2020-1A, Class D 2.73%, 12/15/2025*	25,000	24,661
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	30,000	28,849
Series 2019-3A, Class D 2.72%, 11/15/2024*	55,000	54,560
		260,754
Credit Card Receivables — 0.3%
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A 1.54%, 03/20/2026*	100,000	95,162
Home Equity — 0.6%
Asset Backed Securities Corp. Home Equity Loan Trust FRS
Series 2004-HE7, Class M2 3.20%, (1 ML+1.58%), 10/25/2034	2,106	2,083
Option One Mtg. Loan Trust FRS
Series 2006-3, Class 2A2 1.72%, (1 ML+0.10%), 02/25/2037	34,147	18,680
Soundview Home Loan Trust FRS
Series 2006-3, Class A4 2.12%, (1 ML+0.50%), 11/25/2036	170,532	160,361
		181,124

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities — 7.5%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(1)	$ 73,853	$ 68,941
Atrium XII FRS
Series 12A, Class AR 1.97%, (3 ML+0.83%), 04/22/2027*	211,793	208,497
Bayview Koitere Fund Trust VRS
Series 2017-RT4, Class A 3.50%, 07/28/2057*(2)	39,308	38,328
Bayview Mtg. Fund Trust VRS
Series 2017-RT3, Class A 3.50%, 01/28/2058*(2)	25,075	24,615
Bayview Opportunity Master Fund Trust VRS
Series 2017-SPL5, Class A 3.50%, 06/28/2057*(2)	23,154	22,988
BlueMountain CLO XXIV, Ltd. FRS
Series 2019-24A, Class AR 2.16%, (3 ML+1.10%), 04/20/2034*	250,000	242,190
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 2.37%, (3 ML+1.19%), 01/25/2035*	250,000	240,771
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	49,500	43,148
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	57,900	56,451
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	100,000	98,718
Madison Park Funding XXXVIII, Ltd. FRS
Series 2021-38A, Class A 2.16%, (3 ML+1.12%), 07/17/2034*	250,000	241,667
MF1, Ltd. FRS
Series 2022-FL8, Class AS 2.54%, (SOFR30A+1.75%), 02/19/2037*	100,000	95,057
PRET LLC
Series 2021-RN2, Class A1 1.74%, 07/25/2051*(1)	68,626	64,095
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(1)	68,571	64,245
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(1)	88,064	82,060
Securitized Asset Backed Receivables LLC Trust FRS
Series 2007-BR5, Class A2A 1.75%, (1 ML+0.13%), 05/25/2037	69,360	54,759
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	25,000	22,718
TICP CLO III-2, Ltd. FRS
Series 2018-3R, Class A 1.90%, (3 ML+0.84%), 04/20/2028*	114,285	113,421
VCAT LLC
Series 2021-NPL3, Class A1 1.74%, 05/25/2051*(1)	70,767	66,291
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 2.17%, (3 ML+1.13%), 04/15/2034*	$ 100,000	$ 95,463
Venture XIII CLO, Ltd. FRS
Series 2021-43A, Class A1 2.28%, (3 ML+1.24%), 04/15/2034*	100,000	96,997
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(1)	70,637	67,156
VOLT XCIX LLC
Series 2021-NPL8, Class A1 2.12%, 04/25/2051*(1)	72,277	68,292
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	79,200	67,132
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	47,750	44,980
		2,288,980
Total Asset Backed Securities (cost $2,877,621)		2,826,020
COLLATERALIZED MORTGAGE OBLIGATIONS — 17.8%
Commercial and Residential — 15.0%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	120,000	115,883
Angel Oak Mtg. Trust VRS
Series 2021-5, Class A1 0.95%, 07/25/2066*(2)	54,188	48,271
Series 2020-R1, Class A1 0.99%, 04/25/2053*(2)	23,468	22,652
Series 2021-2, Class A1 0.99%, 04/25/2066*(2)	25,453	23,171
Series 2021-3, Class A1 1.07%, 05/25/2066*(2)	43,977	39,879
Series 2020-3, Class A1 1.69%, 04/25/2065*(2)	28,233	26,967
Series 2021-8, Class A1 1.82%, 11/25/2066*(2)	42,909	38,845
Angel Oak Mtg. Trust I LLC VRS
Series 2019-2, Class A1 3.63%, 03/25/2049*(2)	1,546	1,541
BANK VRS
Series 2017-BNK8, Class XA 0.86%, 11/15/2050(2)(3)	967,443	30,190
Series 2019-BN20, Class XA 0.95%, 09/15/2062(2)(3)	906,270	41,558
BBCMS Mtg. Trust FRS
Series 2017-DELC, Class A 2.17%, (1 ML+0.85%), 08/15/2036*	153,000	149,824
BBCMS Mtg. Trust VRS
Series 2022-C16, Class A5 4.60%, 06/15/2055(2)	15,000	15,361
Bear Stearns Adjustable Rate Mtg. Trust VRS
Series 2005-12, Class 12A1 2.98%, 02/25/2036(2)	42,515	37,608
Benchmark Mtg. Trust VRS
Series 2018-B1, Class XA 0.63%, 01/15/2051(2)(3)	183,821	4,053
Series 2018-B4, Class XA 0.66%, 07/15/2051(2)(3)	353,859	6,992

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2018-B8, Class XA 0.80%, 01/15/2052(2)(3)	$ 961,353	$ 28,731
Series 2019-B10, Class XA 1.39%, 03/15/2062(2)(3)	313,886	18,022
Series 2020-B22, Class XA 1.63%, 01/15/2054(2)(3)	158,518	15,236
Series 2020-B18, Class XA 1.92%, 07/15/2053(2)(3)	99,706	8,818
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class F 3.87%, (1 ML+2.55%), 12/15/2037*	100,000	95,228
CIM Trust VRS
Series 2017-7, Class A 3.00%, 04/25/2057*(2)	9,255	9,239
Citigroup Commercial Mtg. Trust
Series 2014-GC19, Class A4 4.02%, 03/10/2047	75,000	74,822
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2006-AR1, Class 3A1 2.75%, (1 Yr USTYCR+2.40%), 03/25/2036	18,977	18,010
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(2)	39,000	34,524
Series 2021-3, Class A1 0.96%, 09/27/2066*(2)	81,832	70,857
Commercial Mtg. Trust
Series 2013-WWP, Class A2 3.42%, 03/10/2031*	155,000	154,750
Series 2014-CR21, Class A3 3.53%, 12/10/2047	141,668	139,638
Series 2014-UBS2, Class A5 3.96%, 03/10/2047	149,000	148,197
Series 2014-CR17, Class A5 3.98%, 05/10/2047	75,000	74,478
Countrywide Home Loan Mtg. Pass Through Trust
Series 2005-29, Class A1 5.75%, 12/25/2035	23,256	13,485
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class ASB 2.96%, 01/15/2049	66,882	65,610
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.86%, 06/15/2057(2)(3)	1,025,904	16,596
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(2)	76,144	66,067
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(2)	28,588	26,628
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	125,000	118,644
Series 2016-C1, Class ASB 3.04%, 05/10/2049	64,670	63,367
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.83%, 09/15/2053(2)(3)	99,695	7,822
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
First Horizon Alternative Mtg. Securities Trust VRS
Series 2005-AA3, Class 3A1 2.49%, 05/25/2035(2)	$ 32,592	$ 30,409
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(2)	63,715	56,075
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	160,000	158,746
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	40,000	40,425
GS Mtg. Securities Corp. Trust
Series 2014-GC20, Class A5 4.00%, 04/10/2047	140,000	139,122
GS Mtg. Securities Corp. Trust VRS
Series 2018-GS10, Class XA 0.47%, 07/10/2051(2)(3)	1,110,293	19,698
GSR Mtg. Loan Trust VRS
Series 2006-AR2, Class 3A1 2.46%, 04/25/2036(2)	4,358	3,082
Series 2007-AR1, Class 2A1 2.74%, 03/25/2047(2)	11,043	7,677
Home Re, Ltd. FRS
Series 2018-1, Class M1 3.22%, (1 ML+1.60%), 10/25/2028*	7,126	7,114
Impac CMB Trust FRS
Series 2005-4, Class 1A1A 2.16%, (1 ML+0.27%), 05/25/2035	22,739	21,391
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	85,000	80,907
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	25,000	23,748
Legacy Mtg. Asset Trust
Series 2021-GS3, Class A1 1.75%, 07/25/2061*(1)	87,400	80,430
Series 2019-GS6, Class A1 3.00%, 06/25/2059*(1)	63,903	63,793
Series 2019-GS7, Class A1 3.25%, 11/25/2059*(1)	75,528	75,163
LSTAR Securities Investment Trust FRS
Series 2021-1, Class A 3.51%, (1 ML+1.80%), 02/01/2026*	48,694	47,468
Series 2019-4, Class A1 4.56%, (1 ML+3.50%), 05/01/2024*	41,438	40,598
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A1, Class 2A1 2.46%, 12/25/2034(2)	6,829	6,821
Series 2005-A2, Class A2 2.82%, 02/25/2035(2)	5,787	5,535
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	39,065	36,203
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class A5 4.06%, 02/15/2047	24,633	24,625

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.10%, 12/15/2047(2)(3)	$ 214,775	$ 3,738
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.50%, 06/15/2050(2)(3)	113,345	4,920
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22 6.00%, 08/25/2037	19,272	9,304
MortgageIT Trust FRS
Series 2005-4, Class A1 2.18%, (1 ML+0.56%), 10/25/2035	32,412	30,810
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 2.37%, (1 ML+0.75%), 01/25/2048*	38,606	37,797
Series 2017-5A, Class A1 3.12%, (1 ML+1.50%), 06/25/2057*	29,413	29,323
New Residential Mtg. Loan Trust VRS
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(2)	40,275	39,362
Series 2016-2A, Class A1 3.75%, 11/26/2035*(2)	30,748	29,807
Series 2016-4A, Class A1 3.75%, 11/25/2056*(2)	30,798	29,815
Series 2017-1A, Class A1 4.00%, 02/25/2057*(2)	55,035	54,366
Series 2017-2A, Class A3 4.00%, 03/25/2057*(2)	56,332	54,896
Series 2017-3A, Class A1 4.00%, 04/25/2057*(2)	43,285	42,392
Series 2017-4A, Class A1 4.00%, 05/25/2057*(2)	29,198	28,339
Series 2017-6A, Class A1 4.00%, 08/27/2057*(2)	50,194	49,163
Series 2018-1A, Class A1A 4.00%, 12/25/2057*(2)	37,249	36,255
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	81,245	73,012
NRP Mtg. Trust VRS
Series 2013-1, Class A1 3.25%, 07/25/2043*(2)	4,030	3,690
Oaktown Re III, Ltd. FRS
Series 2019-1A, Class M1A 3.02%, (1 ML+1.40%), 07/25/2029*	7,561	7,559
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(1)	87,267	81,707
Series 2021-4, Class A1 1.87%, 04/25/2026*(1)	77,689	72,753
Series 2021-9, Class A1 2.36%, 10/25/2026*(1)	82,881	77,861
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	90,000	85,310
Starwood Mtg. Residential Trust VRS
Series 2021-6, Class A1 1.92%, 11/25/2066*(2)	91,980	81,092
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Towd Point Mtg. Trust VRS
Series 2017-1, Class A1 2.75%, 10/25/2056*(2)	$ 23,480	$ 23,291
Series 2017-2, Class A1 2.75%, 04/25/2057*(2)	10,146	10,081
Series 2017-6, Class A1 2.75%, 10/25/2057*(2)	40,025	39,114
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	95,453	86,960
Verus Securitization Trust
Series 2022-1, Class A1 2.72%, 01/25/2067*(1)	94,758	89,373
Verus Securitization Trust VRS
Series 2021-2, Class A1 1.03%, 02/25/2066*(2)	53,329	48,251
Wells Fargo Commercial Mtg. Trust
Series 2015-NXS3, Class A4 3.62%, 09/15/2057	60,000	58,955
Series 2014-LC16, Class A5 3.82%, 08/15/2050	80,000	78,856
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 1.03%, 09/15/2057(2)(3)	546,263	12,865
Series 2015-NXS1, Class D 4.29%, 05/15/2048(2)	10,000	9,105
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR14, Class 2A1 2.61%, 10/25/2036(2)	10,760	10,148
WF-RBS Commercial Mtg. Trust
Series 2014-C20, Class A5 4.00%, 05/15/2047	145,000	143,203
Series 2014-LC14, Class A5 4.05%, 03/15/2047	130,000	129,487
Series 2014-C19, Class A5 4.10%, 03/15/2047	60,000	59,917
		4,603,471
U.S. Government Agency — 2.8%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
3.24%, 08/25/2027	82,000	81,147
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-1510, Class X1 0.64%, 01/25/2034(2)(3)	204,470	8,531
Series K064, Class X1 0.74%, 03/25/2027(2)(3)	354,191	8,634
Series K124, Class X1 0.81%, 12/25/2030(2)(3)	270,533	13,302
Series K122, Class X1 0.97%, 11/25/2030(2)(3)	99,777	5,815
Series K121, Class X1 1.12%, 10/25/2030(2)(3)	118,004	7,734
Series K114, Class X1 1.21%, 06/25/2030(2)(3)	214,316	15,359
Series K104, Class X1 1.25%, 01/25/2030(2)(3)	182,522	12,324
Series K111, Class X1 1.68%, 05/25/2030(2)(3)	99,606	9,848

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	$ 13,199	$ 12,964
Series 3964, Class MD 2.00%, 01/15/2041	152	149
Series 4961, Class JB 2.50%, 12/15/2042	30,115	28,463
Series 3883, Class PB 3.00%, 05/15/2041	10,295	10,015
Series 1577, Class PK 6.50%, 09/15/2023	385	390
Federal Home Loan Mtg. Corp. SCRT
Series 2019-3, Class MV 3.50%, 10/25/2058	17,854	17,546
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 3.27%, (1 ML+1.65%), 04/25/2043*	4,599	4,564
Series 2019-HQA3, Class M2 3.47%, (1 ML+1.85%), 09/25/2049*	24,823	24,420
Series 2019-DNA3, Class M2 3.67%, (1 ML+2.05%), 07/25/2049*	25,348	25,206
Federal National Mtg. Assoc.
Series 415, Class A3 STRIPS 3.00%, 11/25/2042	17,575	16,924
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 3.77%, (1 ML+2.15%), 09/25/2031*	2,835	2,829
Series 2019-HRP1, Class M2 3.77%, (1 ML+2.15%), 11/25/2039*	15,645	15,200
Series 2017-C01, Class 1M2 5.17%, (1 ML+3.55%), 07/25/2029	18,593	18,989
Series 2016-C07, Class 2M2 5.97%, (1 ML+4.35%), 05/25/2029	32,250	33,345
Federal National Mtg. Assoc. REMIC
Series 2013-43, Class XP 1.50%, 08/25/2041	20,204	19,320
Series 2012-128, Class PD 1.50%, 06/25/2042	28,264	26,895
Series 2013-77, Class BP 1.70%, 06/25/2043	12,511	12,219
Series 2011-117, Class MA 2.00%, 08/25/2040	981	960
Series 2012-21, Class PQ 2.00%, 09/25/2041	6,697	6,368
Series 2012-18, Class GA 2.00%, 12/25/2041	11,500	10,826
Series 2012-75, Class KC 2.50%, 12/25/2041	10,891	10,629
Series 2016-11, Class GA 2.50%, 03/25/2046	16,085	15,542
Series 2019-54, Class KC 2.50%, 09/25/2049	53,790	51,506
Series 2015-48, Class QB 3.00%, 02/25/2043	16,018	15,900
Series 2016-38, Class NA 3.00%, 01/25/2046	7,930	7,736
Series 2017-34, Class JK 3.00%, 05/25/2047	7,088	7,006
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2019-45, Class PT 3.00%, 08/25/2049	$ 22,535	$ 21,575
Series 2017-96, Class PA 3.00%, 12/25/2054	22,658	22,321
Series 2012-52, Class PA 3.50%, 05/25/2042	9,575	9,476
Series 2017-26, Class CG 3.50%, 07/25/2044	11,365	11,409
Series 2018-80, Class GD 3.50%, 12/25/2047	9,621	9,473
Series 2018-23, Class LA 3.50%, 04/25/2048	21,159	20,544
Series 2019-7, Class JA 3.50%, 03/25/2049	21,119	21,005
Series 2019-14, Class CA 3.50%, 04/25/2049	26,772	26,797
Series 2017-35, Class AH 3.50%, 04/25/2053	12,025	12,041
Series 2017-84, Class KA 3.50%, 04/25/2053	11,909	11,975
Series 2018-19, Class DC 3.50%, 05/25/2056	10,622	10,633
Series 2018-70, Class HA 3.50%, 10/25/2056	16,324	16,387
Series 2019-7, Class CA 3.50%, 11/25/2057	18,817	18,835
Series 2019-12, Class HA 3.50%, 11/25/2057	23,602	23,571
Series 2017-49, Class JA 4.00%, 07/25/2053	10,992	11,102
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	12,411	12,261
Series 2015-151, Class BA 1.70%, 10/20/2045	5,137	5,095
Series 2013-37, Class LG 2.00%, 01/20/2042	12,412	12,166
Series 2005-74, Class HA 7.50%, 09/16/2035	20	21
Series 2005-74, Class HB 7.50%, 09/16/2035	728	768
Series 2005-74, Class HC 7.50%, 09/16/2035	725	778
		836,838
Total Collateralized Mortgage Obligations (cost $5,800,702)		5,440,309
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 47.6%
U.S. Government — 14.3%
United States Treasury Bonds
1.25%, 05/15/2050	553,000	355,022
1.38%, 08/15/2050	20,000	13,287
1.63%, 11/15/2050	260,000	184,509
2.00%, 08/15/2051	145,000	113,043
2.25%, 08/15/2046	115,000	93,428
2.50%, 02/15/2045(4)	645,000	550,669
2.88%, 08/15/2045	295,000	269,821
3.00%, 05/15/2045(4)(5)	370,000	345,444
3.00%, 11/15/2045	202,000	188,965
3.13%, 08/15/2044	440,000	419,289

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
3.38%, 05/15/2044	$ 1,030,000	$ 1,022,557
United States Treasury Bonds TIPS
0.13%, 02/15/2051(6)	27,756	21,799
0.88%, 02/15/2047(6)	137,707	129,198
1.00%, 02/15/2048(6)	35,166	34,100
United States Treasury Notes
0.25%, 05/31/2025	535,000	494,227
United States Treasury Notes TIPS
0.25%, 07/15/2029	45,201	43,970
0.75%, 07/15/2028(6)	104,790	105,858
		4,385,186
U.S. Government Agency — 33.3%
Federal Home Loan Bank
2.00%, 01/01/2052	610,000	531,901
Federal Home Loan Mtg. Corp.
2.50%, 01/01/2028 to 04/01/2028	6,606	6,513
3.00%, 08/01/2027 to 08/01/2043	53,974	51,755
3.50%, 02/01/2042 to 09/01/2043	13,607	13,406
4.00%, 10/01/2043	3,891	3,927
4.50%, 01/01/2039	357	368
5.00%, 05/01/2034	2,608	2,690
5.50%, 07/01/2034 to 08/01/2037	12,760	13,676
6.50%, 05/01/2029	850	900
Federal Home Loan Mtg. Corp. FRS
1.74%, (6 ML+1.49%), 02/01/2037	380	387
Federal National Mtg. Assoc.
2.00%, 11/01/2051 to 04/01/2052	574,999	501,636
2.50%, 02/01/2043 to 03/01/2043	122,183	111,467
2.66%, 03/01/2027	201,451	195,700
3.00%, 01/01/2028	3,917	3,900
4.50%, 01/01/2039 to 05/01/2041	8,609	8,748
5.00%, 07/01/2040	7,333	7,698
5.50%, 12/01/2029 to 06/01/2038	6,526	6,949
6.00%, 06/01/2026 to 06/01/2040	14,614	15,610
6.50%, 11/01/2035 to 10/01/2037	2,016	2,159
7.00%, 06/01/2037	5,323	5,884
Federal National Mtg. Assoc. FRS
2.07%, (12 ML+1.82%), 10/01/2040	581	597
2.21%, (12 ML+1.57%), 05/01/2037	552	565
Government National Mtg. Assoc.
2.00%, July 30 TBA	425,000	378,109
2.50%, July 30 TBA	325,000	297,946
3.00%, July 30 TBA	775,000	731,149
3.50%, July 30 TBA	210,000	204,348
4.00%, 10/15/2040 to 10/15/2041	26,401	27,038
4.00%, July 30 TBA	150,000	149,514
4.50%, 06/15/2041	41,554	43,315
5.00%, 01/15/2033 to 01/15/2040	21,969	22,959
5.50%, 04/15/2036	35,080	36,746
6.50%, 07/15/2028 to 11/15/2028	41,340	43,447
7.00%, 01/15/2033 to 11/15/2033	6,913	7,451
8.00%, 02/15/2030	928	952
Uniform Mtg. Backed Securities
1.50%, August 15 TBA	200,000	182,234
2.00%, July 15 TBA	225,000	210,366
2.00%, July 30 TBA	1,315,000	1,143,613
2.00%, August 30 TBA	1,310,000	1,138,037
2.50%, July 30 TBA	1,580,000	1,423,605
2.50%, August 30 TBA	1,570,000	1,412,692
3.00%, July 30 TBA	225,000	209,808
Security Description		Shares or Principal Amount	Value

U.S. Government Agency (continued)
4.00%, July 30 TBA		$ 640,000	$ 631,850
4.50%, July 30 TBA		425,000	427,175
			10,208,790
Total U.S. Government & Agency Obligations (cost $15,137,646)			14,593,976
FOREIGN GOVERNMENT OBLIGATIONS — 4.3%
Sovereign — 4.3%
Arab Republic of Egypt
6.38%, 04/11/2031	EUR	100,000	65,591
Dominican Republic
6.40%, 06/05/2049*		150,000	111,778
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	594,000	96,864
Government of Hungary
1.63%, 04/28/2032	EUR	120,000	95,904
Government of Romania
2.63%, 12/02/2040*	EUR	60,000	36,497
2.75%, 04/14/2041	EUR	20,000	12,209
3.38%, 02/08/2038	EUR	20,000	14,042
4.63%, 04/03/2049	EUR	52,000	38,690
Kingdom of Morocco
2.00%, 09/30/2030	EUR	100,000	75,989
Kingdom of Saudi Arabia
2.00%, 07/09/2039	EUR	100,000	80,012
Republic of Chile
1.25%, 01/22/2051	EUR	100,000	57,511
Republic of Croatia
1.50%, 06/17/2031	EUR	100,000	89,587
Republic of Indonesia
1.10%, 03/12/2033	EUR	100,000	74,439
Republic of North Macedonia
2.75%, 01/18/2025	EUR	100,000	94,590
Republic of Philippines
1.75%, 04/28/2041	EUR	100,000	70,475
Russian Federation
5.90%, 03/12/2031(7)(8)	RUB	10,140,000	15,671
United Mexican States
1.45%, 10/25/2033	EUR	130,000	92,898
4.75%, 03/08/2044		50,000	41,053
7.75%, 05/29/2031	MXN	3,624,800	165,797
Total Foreign Government Obligations (cost $2,121,698)			1,329,597
MUNICIPAL SECURITIES — 2.0%
Chicago Board of Education General Obligation Bonds
6.04%, 12/01/2029		5,000	5,107
6.14%, 12/01/2039		15,000	15,209
6.32%, 11/01/2029		40,000	41,870
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		10,000	9,185
County of Riverside, CA Revenue Bonds
3.07%, 02/15/2028		80,000	75,784
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		70,000	65,492

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Metropolitan Transportation Authority Revenue Bonds
4.75%, 11/15/2045	$ 35,000	$ 35,410
5.18%, 11/15/2049	95,000	98,021
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	19,000	22,300
New York Transportation Development Corp. Revenue Bonds
4.25%, 09/01/2035	90,000	88,845
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028	95,000	107,942
State of Illinois General Obligation Bonds
4.95%, 06/01/2023	19,091	19,232
5.00%, 01/01/2023	10,000	10,062
Total Municipal Securities (cost $606,382)		594,459
COMMON STOCKS — 15.5%
Advertising — 0.7%
Trade Desk, Inc., Class A†	5,343	223,818
Biotechnology — 1.3%
Illumina, Inc.†	235	43,324
Royalty Pharma PLC, Class A	8,398	353,052
		396,376
Commercial Services — 1.1%
Adyen NV*†	133	195,512
Block, Inc., Class A†	2,339	143,755
		339,267
Diversified Finan Serv — 0.1%
Coinbase Global, Inc., Class A†	728	34,231
Healthcare-Products — 0.2%
Intuitive Surgical, Inc.†	259	51,984
Internet — 4.8%
Airbnb, Inc., Class A†	1,201	106,985
Amazon.com, Inc.†	2,248	238,760
Chewy, Inc., Class A†	5,009	173,912
Farfetch, Ltd., Class A†	5,120	36,659
IAC/InterActiveCorp†	1,031	78,325
Match Group, Inc.†	740	51,571
MercadoLibre, Inc.†	139	88,525
Okta, Inc.†	645	58,308
Shopify, Inc., Class A†	7,150	223,366
Spotify Technology SA†	861	80,788
Uber Technologies, Inc.†	13,864	283,657
Wayfair, Inc., Class A†	1,266	55,147
		1,476,003
Semiconductors — 1.0%
ASML Holding NV	629	299,329
Software — 6.3%
Cloudflare, Inc., Class A†	5,492	240,275
Coupa Software, Inc.†	1,225	69,948
Datadog, Inc., Class A†	2,680	255,243
ROBLOX Corp., Class A†	6,937	227,950
Security Description	Shares or Principal Amount	Value

Software (continued)
Snowflake, Inc., Class A†	2,449	$ 340,558
Twilio, Inc., Class A†	448	37,547
Unity Software, Inc.†	3,025	111,380
Veeva Systems, Inc., Class A†	1,304	258,244
Zoom Video Communications, Inc., Class A†	1,665	179,770
ZoomInfo Technologies, Inc.†	6,758	224,636
		1,945,551
Total Common Stocks (cost $7,539,193)		4,766,559
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc. †(7)	4	5
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016†	10,000	40
Total Escrows and Litigation Trusts (cost $0)		45
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter Option on the USD vs CNY (Expiration Date: 07/22/2022; Strike Price: CNY 7.28; Counterparty: JPMorgan Chase Bank)	1,597,329	13
Over the Counter Option on the USD vs CNY (Expiration Date: 07/27/2022; Strike Price: CNY 7.38; Counterparty: JPMorgan Chase Bank)	462,614	2
Over the Counter Option on the USD vs CNY (Expiration Date: 08/05/2022; Strike Price: CNY 7.31; Counterparty: JPMorgan Chase Bank)	728,856	1
Over the Counter Option on the USD vs CNY (Expiration Date: 11/10/2022; Strike Price: CNY 7.27; Counterparty: Goldman Sachs International)	1,562,181	1,423
Total Purchased Options (cost $22,346)		1,439
Total Long-Term Investment Securities (cost $44,274,237)		38,546,980
REPURCHASE AGREEMENTS — 4.3%
Bank of America Securities LLC Joint Repurchase Agreement(9)	$ 265,000	265,000
Barclays Capital, Inc. Joint Repurchase Agreement(9)	255,000	255,000
BNP Paribas SA Joint Repurchase Agreement(9)	220,000	220,000

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(9)	$ 295,000	$ 295,000
RBS Securities, Inc. Joint Repurchase Agreement(9)	280,000	280,000
Total Repurchase Agreements (cost $1,315,000)		1,315,000
TOTAL INVESTMENTS (cost $45,589,237)	130.0%	39,861,980
Other assets less liabilities	(30.0)	(9,194,183)
NET ASSETS	100.0%	$30,667,797
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Income Portfolio has no right to demand registration of these securities. At June 30, 2022, the aggregate value of these securities was $8,370,925 representing 27.3% of net assets.
†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2022.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	Securities classified as Level 3 (see Note 1).
(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Foreign Government Obligations
Russian Federation 5.90%, 03/12/2031	05/27/2021	RUB 10,140,000	$127,891	$15,671	$0.00	0.05%
(9)	See Note 2 for details of Joint Repurchase Agreements.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
CNY—Chinese Yuan
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
VRS—Variable Rate Security
BRL—Brazilian Real
EUR—Euro Currency
MXN—Mexican Peso
RUB—New Russian Ruble
The rates shown on FRS and VRS are the current interest rates at June 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	335,000	USD	Fixed 1.000%	12 Month SOFR	Annual	Annual	Dec 2026	$(519)	$25,657	$25,138
Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	Federative Republic of Brazil	0.00%	275,000	USD	275,000	Fixed 1.000%	Quarterly	Jun 2027	$15,321	$7,597	$22,918
SOFR—Secured Overnight Financing Rate
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Long	Canada 10 Year Bonds	September 2022	$ 287,648	$ 288,976	$ 1,328
8	Long	U.S. Treasury Ultra 10 Year Notes	September 2022	989,625	1,019,000	29,375
11	Long	U.S. Treasury 5 Year Notes	September 2022	1,224,836	1,234,750	9,914
1	Short	Euro Buxl 30 Year Bonds	September 2022	179,812	171,402	8,410
7	Short	Euro-Bund	September 2022	1,104,875	1,091,398	13,477
2	Short	Long Gilt	September 2022	280,831	277,496	3,335
13	Short	U.S. Treasury Long Bonds	September 2022	1,827,624	1,802,125	25,499
4	Short	U.S. Treasury Ultra Bonds	September 2022	631,960	617,375	14,585
						$105,923
						Unrealized (Depreciation)
1	Long	Australian 10 Year Bonds	September 2022	$ 82,156	$ 82,067	$ (89)
14	Short	U.S. Treasury 2 Year Notes	September 2022	2,927,563	2,940,219	(12,656)
19	Short	U.S. Treasury 10 Year Notes	September 2022	2,241,455	2,252,094	(10,639)
						$(23,384)
Net Unrealized Appreciation (Depreciation)						$ 82,539
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of Montreal	USD	58,418	MXN	1,190,000	09/21/2022	$ —	$ (87)

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	EUR	982,000	USD	1,056,023	09/21/2022	$ 21,209	$ —
	USD	12,848	MXN	260,000	09/21/2022	—	(104)
						21,209	(104)
Deutsche Bank AG	USD	42,364	EUR	40,000	09/21/2022	—	(212)
Goldman Sachs International	BRL	715,000	USD	141,981	09/21/2022	8,364	—
	USD	30,828	BRL	166,000	09/21/2022	194	—
						8,558	—
JPMorgan Chase Bank, N.A.	USD	23,099	EUR	22,000	09/21/2022	84	—
Morgan Stanley & Co. International PLC	USD	23,351	EUR	22,000	09/21/2022	—	(168)
Royal Bank of Canada	MXN	3,540,000	USD	177,421	09/21/2022	3,899	—
	USD	43,204	EUR	40,000	09/21/2022	—	(1,053)
						3,899	(1,053)
Toronto Dominion Bank	MXN	1,260,000	USD	63,096	09/21/2022	1,334	—
Unrealized Appreciation (Depreciation)						$ 35,084	$ (1,624)
BRL—Brazilian Real
EUR—Euro Currency
MXN—Mexican Peso
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$ 8,994,576	$ —	$ 8,994,576
Asset Backed Securities	—	2,826,020	—	2,826,020
Collateralized Mortgage Obligations	—	5,440,309	—	5,440,309
U.S. Government & Agency Obligations	—	14,593,976	—	14,593,976
Foreign Government Obligations:
Sovereign	—	1,313,926	15,671	1,329,597
Municipal Securities	—	594,459	—	594,459
Common Stocks:
Commercial Services	143,755	195,512	—	339,267
Other Industries	4,427,292	—	—	4,427,292
Escrows and Litigation Trusts	—	40	5	45
Purchased Options	—	1,439	—	1,439
Repurchase Agreements	—	1,315,000	—	1,315,000
Total Investments at Value	$4,571,047	$35,275,257	$15,676	$39,861,980
Other Financial Instruments:†
Swaps	$ —	$ 33,254	$ —	$ 33,254
Futures Contracts	105,923	—	—	105,923
Forward Foreign Currency Contracts	—	35,084	—	35,084
Total Other Financial Instruments	$ 105,923	$ 68,338	$ —	$ 174,261
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 23,384	$ —	$ —	$ 23,384
Forward Foreign Currency Contracts	—	1,624	—	1,624
Total Other Financial Instruments	$ 23,384	$ 1,624	$ —	$ 25,008
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Seasons Series Trust SA Multi-Managed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 76.7%
Advertising — 0.1%
Entravision Communications Corp., Class A	1,592	$ 7,259
Interpublic Group of Cos., Inc.	3,420	94,153
		101,412
Aerospace/Defense — 1.4%
Aerojet Rocketdyne Holdings, Inc.†	1,241	50,385
Barnes Group, Inc.	231	7,193
Dassault Aviation SA	510	79,616
General Dynamics Corp.	5,031	1,113,109
HEICO Corp.	841	110,272
Kaman Corp.	238	7,438
Lockheed Martin Corp.	1,718	738,671
Moog, Inc., Class A	373	29,612
National Presto Industries, Inc.	116	7,614
Thales SA	2,250	275,999
		2,419,909
Agriculture — 1.0%
Andersons, Inc.	276	9,105
Archer-Daniels-Midland Co.	1,172	90,947
Imperial Brands PLC	12,416	277,510
Philip Morris International, Inc.	13,327	1,315,908
Vector Group, Ltd.	2,181	22,901
		1,716,371
Airlines — 0.0%
Copa Holdings SA, Class A†	1,000	63,370
Apparel — 0.3%
Crocs, Inc.†	139	6,765
Hermes International	222	250,800
Kontoor Brands, Inc.	218	7,275
LVMH Moet Hennessy Louis Vuitton SE	280	172,797
Oxford Industries, Inc.	105	9,318
Steven Madden, Ltd.	224	7,215
Tapestry, Inc.	3,094	94,429
		548,599
Auto Manufacturers — 1.4%
Cummins, Inc.	571	110,506
Ford Motor Co.	53,314	593,385
Li Auto, Inc. ADR†	588	22,526
Porsche Automobil Holding SE (Preference Shares)	882	58,342
Rivian Automotive, Inc., Class A†	3,573	91,969
Stellantis NV	23,302	291,868
Tesla, Inc.†	1,304	878,140
Toyota Motor Corp.	2,800	43,122
TuSimple Holdings, Inc., Class A†	4,950	35,788
Volkswagen AG (Preference Shares)	2,097	280,023
Volvo AB, Class B	5,663	87,780
		2,493,449
Auto Parts&Equipment — 0.1%
Allison Transmission Holdings, Inc.	2,917	112,159
American Axle & Manufacturing Holdings, Inc.†	2,556	19,247
Gentherm, Inc.†	125	7,801
Goodyear Tire & Rubber Co.†	1,286	13,773
Shyft Group, Inc.	394	7,324
Standard Motor Products, Inc.	208	9,358
Security Description	Shares or Principal Amount	Value

Auto Parts&Equipment (continued)
Titan International, Inc.†	926	$ 13,982
Visteon Corp.†	446	46,197
		229,841
Banks — 5.2%
Ameris Bancorp	214	8,599
Associated Banc-Corp	425	7,761
Atlantic Union Bankshares Corp.	520	17,638
Banco Bilbao Vizcaya Argentaria SA	64,747	293,866
Banco do Brasil SA	11,200	71,436
Banco Santander SA†	121,392	342,320
Bank Central Asia Tbk PT	446,100	217,374
Bank Leumi Le-Israel BM	30,182	270,094
Bank Mandiri Persero Tbk PT	136,000	72,606
Banner Corp.	343	19,280
BOC Hong Kong Holdings, Ltd.	35,500	140,508
Cathay General Bancorp	1,119	43,809
Central Pacific Financial Corp.	384	8,237
China Merchants Bank Co., Ltd.	19,500	132,647
Citigroup, Inc.	22,241	1,022,864
Commonwealth Bank of Australia	187	11,673
ConnectOne Bancorp, Inc.	316	7,726
Customers Bancorp, Inc.†	798	27,052
DBS Group Holdings, Ltd.	14,000	299,662
Eagle Bancorp, Inc.	236	11,189
East West Bancorp, Inc.	3,946	255,701
Enterprise Financial Services Corp.	375	15,563
Fifth Third Bancorp	2,716	91,258
First BanCorp/Puerto Rico	3,494	45,108
First Bancshares, Inc.	194	5,548
First Busey Corp.	432	9,871
First Commonwealth Financial Corp.	620	8,320
First Financial Corp.	194	8,633
First Foundation, Inc.	373	7,639
Flagstar Bancorp, Inc.	1,169	41,441
Fulton Financial Corp.	1,752	25,316
Goldman Sachs Group, Inc.	3,410	1,012,838
Great Southern Bancorp, Inc.	127	7,437
Grupo Financiero Banorte SAB de CV, Class O	23,845	133,279
Hancock Whitney Corp.	1,103	48,896
Hanmi Financial Corp.	519	11,646
Hilltop Holdings, Inc.	820	21,861
HomeStreet, Inc.	227	7,870
Hope Bancorp, Inc.	2,290	31,694
Horizon Bancorp, Inc.	421	7,334
ICICI Bank, Ltd.	36,464	326,938
Independent Bank Corp.	247	4,762
International Bancshares Corp.	223	8,938
Israel Discount Bank, Ltd., Class A	20,544	107,560
JPMorgan Chase & Co.	16,687	1,879,123
Lloyds Banking Group PLC	86,914	44,831
Meta Financial Group, Inc.	708	27,378
Midland States Bancorp, Inc.	260	6,250
Mizrahi Tefahot Bank, Ltd.	784	26,086
National Australia Bank, Ltd.	714	13,503
National Bank Holdings Corp., Class A	346	13,241
NBT Bancorp, Inc.	427	16,051
Nicolet Bankshares, Inc.†	53	3,834
OFG Bancorp	621	15,773
Peapack-Gladstone Financial Corp.	188	5,584
Peoples Bancorp, Inc.	152	4,043
PNC Financial Services Group, Inc.	631	99,553

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Popular, Inc.	1,299	$ 99,932
Preferred Bank	156	10,611
QCR Holdings, Inc.	154	8,315
S&T Bancorp, Inc.	297	8,147
Sumitomo Mitsui Financial Group, Inc.	4,800	142,555
SVB Financial Group†	214	84,528
UBS Group AG	21,537	347,653
UMB Financial Corp.	454	39,089
United Overseas Bank, Ltd.	14,300	270,729
Univest Financial Corp.	210	5,342
Wells Fargo & Co.	18,278	715,949
WesBanco, Inc.	586	18,582
Wintrust Financial Corp.	616	49,372
		9,227,846
Beverages — 1.2%
Coca-Cola Co.	18,722	1,177,801
Coca-Cola Consolidated, Inc.	82	46,240
Coca-Cola HBC AG	4,296	95,388
Diageo PLC	8,435	363,901
Keurig Dr Pepper, Inc.	2,939	104,011
PepsiCo, Inc.	1,410	234,991
Primo Water Corp.	2,082	27,857
		2,050,189
Biotechnology — 1.8%
Agenus, Inc.†	11,440	22,194
Amgen, Inc.	436	106,079
Arrowhead Pharmaceuticals, Inc.†	1,162	40,914
BioCryst Pharmaceuticals, Inc.†	861	9,109
Biohaven Pharmaceutical Holding Co., Ltd.†	475	69,212
Bio-Rad Laboratories, Inc., Class A†	229	113,355
Cara Therapeutics, Inc.†	982	8,966
Corteva, Inc.	12,148	657,693
Crinetics Pharmaceuticals, Inc.†	514	9,586
Exelixis, Inc.†	5,703	118,737
FibroGen, Inc.†	2,585	27,298
IGM Biosciences, Inc.†	422	7,609
Illumina, Inc.†	473	87,202
ImmunityBio, Inc.†	3,576	13,303
ImmunoGen, Inc.†	4,606	20,727
Incyte Corp.†	1,275	96,862
Intercept Pharmaceuticals, Inc.†	595	8,217
iTeos Therapeutics, Inc.†	794	16,356
IVERIC bio, Inc.†	376	3,617
Moderna, Inc.†	766	109,423
NGM Biopharmaceuticals, Inc.†	820	10,512
Prothena Corp. PLC†	276	7,493
RAPT Therapeutics, Inc.†	432	7,884
Regeneron Pharmaceuticals, Inc.†	185	109,359
Relay Therapeutics, Inc.†	1,343	22,495
Sage Therapeutics, Inc.†	221	7,138
Theravance Biopharma, Inc.†	2,111	19,126
Travere Therapeutics, Inc.†	1,075	26,047
Vertex Pharmaceuticals, Inc.†	4,994	1,407,259
Veru, Inc.†	589	6,656
Vir Biotechnology, Inc.†	1,670	42,535
Xencor, Inc.†	530	14,506
		3,227,469
Building Materials — 0.6%
Boise Cascade Co.	645	38,371
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Carrier Global Corp.	2,883	$ 102,808
Cie de Saint-Gobain	5,447	236,609
CRH PLC	3,069	106,228
James Hardie Industries PLC CDI	6,615	144,894
Johnson Controls International PLC	5,626	269,373
Masonite International Corp.†	145	11,140
Modine Manufacturing Co.†	1,072	11,288
Simpson Manufacturing Co., Inc.	176	17,707
SPX Corp.†	423	22,351
UFP Industries, Inc.	728	49,606
		1,010,375
Chemicals — 1.2%
AdvanSix, Inc.	676	22,605
American Vanguard Corp.	456	10,192
Arkema SA	750	67,592
Balchem Corp.	65	8,433
Brenntag SE	918	59,747
Celanese Corp.	762	89,619
CF Industries Holdings, Inc.	5,224	447,854
Codexis, Inc.†	1,715	17,939
Covestro AG*	2,036	70,367
Dow, Inc.	1,833	94,601
DuPont de Nemours, Inc.	7,954	442,083
Fertiglobe PLC	30,908	40,502
Innospec, Inc.	287	27,492
Intrepid Potash, Inc.†	238	10,779
LyondellBasell Industries NV, Class A	1,001	87,547
Minerals Technologies, Inc.	322	19,752
Nitto Denko Corp.	2,500	161,937
Olin Corp.	2,322	107,462
Orion Engineered Carbons SA	580	9,007
Sensient Technologies Corp.	108	8,701
Shin-Etsu Chemical Co., Ltd.	2,100	237,068
Stepan Co.	89	9,020
Tronox Holdings PLC, Class A	2,563	43,058
		2,093,357
Coal — 0.0%
SunCoke Energy, Inc.	1,831	12,469
Warrior Met Coal, Inc.	1,326	40,589
		53,058
Commercial Services — 1.2%
AMN Healthcare Services, Inc.†	488	53,538
Arlo Technologies, Inc.†	1,077	6,753
Automatic Data Processing, Inc.	488	102,500
Brambles, Ltd.	14,339	105,920
Cintas Corp.	316	118,036
CoreCivic, Inc.†	2,031	22,564
CoStar Group, Inc.†	1,752	105,838
CRA International, Inc.	103	9,200
FleetCor Technologies, Inc.†	434	91,188
Gartner, Inc.†	2,356	569,752
Hackett Group, Inc.	541	10,263
Heidrick & Struggles International, Inc.	303	9,805
Herc Holdings, Inc.	77	6,942
ICF International, Inc.	85	8,075
International Container Terminal Services, Inc.	25,040	83,782
John Wiley & Sons, Inc., Class A	157	7,498
Kforce, Inc.	288	17,666
Korn Ferry	834	48,389

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Laureate Education, Inc., Class A	3,792	$ 43,873
LiveRamp Holdings, Inc.†	1,237	31,927
ManpowerGroup, Inc.	1,469	112,246
Medifast, Inc.	47	8,484
PayPal Holdings, Inc.†	1,299	90,722
Perdoceo Education Corp.†	2,118	24,950
PROG Holdings, Inc.†	408	6,732
Recruit Holdings Co., Ltd.	4,400	129,753
Resources Connection, Inc.	478	9,737
Sabre Corp.†	1,189	6,932
Service Corp. International	1,633	112,873
SP Plus Corp.†	270	8,294
Terminix Global Holdings, Inc.†	2,573	104,592
TriNet Group, Inc.†	584	45,330
Udemy, Inc.†	738	7,535
Vectrus, Inc.†	136	4,551
		2,126,240
Computers — 5.4%
Accenture PLC, Class A	6,217	1,726,150
Apple, Inc.	45,698	6,247,831
Capgemini SE	1,106	191,259
DXC Technology Co.†	3,735	113,208
Fortinet, Inc.†	1,855	104,956
NetApp, Inc.	1,511	98,578
NetScout Systems, Inc.†	317	10,730
Nomura Research Institute, Ltd.	7,300	194,410
NTT Data Corp.	7,300	100,238
OneSpan, Inc.†	588	6,997
Pure Storage, Inc., Class A†	16,590	426,529
Qualys, Inc.†	412	51,970
SCSK Corp.	2,700	45,465
Super Micro Computer, Inc.†	1,036	41,803
Tata Consultancy Services, Ltd.	6,141	254,310
		9,614,434
Cosmetics/Personal Care — 1.6%
Colgate-Palmolive Co.	1,361	109,071
L'Oreal SA	1,179	407,353
Procter & Gamble Co.	15,920	2,289,137
		2,805,561
Distribution/Wholesale — 0.5%
Copart, Inc.†	893	97,034
Ferguson PLC	2,229	249,584
G-III Apparel Group, Ltd.†	336	6,797
ITOCHU Corp.	2,900	78,430
LKQ Corp.	2,048	100,536
Marubeni Corp.	27,000	243,728
Resideo Technologies, Inc.†	353	6,855
ScanSource, Inc.†	398	12,394
Titan Machinery, Inc.†	407	9,121
Veritiv Corp.†	295	32,022
		836,501
Diversified Finan Serv — 1.4%
Ally Financial, Inc.	12,024	402,924
Ameriprise Financial, Inc.	2,392	568,531
Banco BTG Pactual SA	17,300	73,749
BGC Partners, Inc., Class A	6,270	21,130
Blucora, Inc.†	577	10,651
Capital One Financial Corp.	1,059	110,337
Security Description	Shares or Principal Amount	Value

Diversified Finan Serv (continued)
Discover Financial Services	769	$ 72,732
Encore Capital Group, Inc.†	265	15,309
Enova International, Inc.†	264	7,608
Hong Kong Exchanges & Clearing, Ltd.	1,100	54,910
International Money Express, Inc.†	1,046	21,412
KB Financial Group, Inc.	5,442	202,056
Mastercard, Inc., Class A	157	49,530
Mr. Cooper Group, Inc.†	1,106	40,634
Navient Corp.	3,141	43,943
OneMain Holdings, Inc.	2,330	87,095
PennyMac Financial Services, Inc.	797	34,837
Piper Sandler Cos.	78	8,842
Radian Group, Inc.	447	8,784
Sculptor Capital Management, Inc.	730	6,096
SLM Corp.	5,485	87,431
Synchrony Financial	13,765	380,189
Virtu Financial, Inc., Class A	4,353	101,904
Virtus Investment Partners, Inc.	125	21,378
		2,432,012
Electric — 2.0%
AES Corp.	18,835	395,723
ALLETE, Inc.	451	26,510
Ameren Corp.	1,145	103,462
American Electric Power Co., Inc.	7,807	749,004
Avista Corp.	181	7,875
Black Hills Corp.	528	38,423
China Longyuan Power Group Corp. Ltd.	42,000	81,922
Constellation Energy Corp.	2,258	129,293
DTE Energy Co.	846	107,231
Duke Energy Corp.	1,170	125,436
E.ON SE	29,770	249,769
Edison International	1,637	103,524
Enel SpA	20,269	111,406
Eversource Energy	1,239	104,658
Exelon Corp.	1,314	59,550
FirstEnergy Corp.	2,561	98,317
Fortum Oyj	4,131	62,064
NRG Energy, Inc.	4,681	178,674
Orsted A/S*	544	56,884
Otter Tail Corp.	256	17,185
PNM Resources, Inc.	1,091	52,128
Portland General Electric Co.	815	39,389
PPL Corp.	2,141	58,085
Public Service Enterprise Group, Inc.	1,566	99,096
RWE AG	2,168	79,904
Southern Co.	1,719	122,582
Unitil Corp.	176	10,335
Vistra Corp.	5,281	120,671
WEC Energy Group, Inc.	1,028	103,458
Xcel Energy, Inc.	1,761	124,608
		3,617,166
Electrical Components & Equipment — 0.5%
Acuity Brands, Inc.	590	90,883
AMETEK, Inc.	4,854	533,406
Belden, Inc.	147	7,831
Emerson Electric Co.	2,096	166,716
Encore Wire Corp.	169	17,562
Legrand SA	1,354	100,771
		917,169

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics — 1.3%
Agilent Technologies, Inc.	3,346	$ 397,405
Allegion PLC	920	90,068
Atkore, Inc.†	541	44,908
CTS Corp.	268	9,125
Fortive Corp.	10,244	557,069
Garmin, Ltd.	1,407	138,238
Hon Hai Precision Industry Co., Ltd.	27,000	98,769
Honeywell International, Inc.	1,625	282,441
Hoya Corp.	2,900	247,906
Itron, Inc.†	880	43,498
Knowles Corp.†	1,602	27,763
Sartorius AG (Preference Shares)	336	117,367
Shimadzu Corp.	5,000	158,253
Sinbon Electronics Co., Ltd.	8,000	68,374
Vishay Intertechnology, Inc.	462	8,233
		2,289,417
Energy-Alternate Sources — 0.0%
Fluence Energy, Inc.†	843	7,991
Shoals Technologies Group, Inc., Class A†	2,516	41,464
		49,455
Engineering & Construction — 0.2%
Eiffage SA	2,002	181,811
Frontdoor, Inc.†	4,464	107,493
MYR Group, Inc.†	106	9,342
NV5 Global, Inc.†	71	8,288
Sterling Construction Co., Inc.†	463	10,149
Vinci SA	58	5,211
		322,294
Entertainment — 0.3%
Aristocrat Leisure, Ltd.	6,881	163,420
Churchill Downs, Inc.	507	97,106
Golden Entertainment, Inc.†	396	15,662
International Game Technology PLC	1,914	35,524
La Francaise des Jeux SAEM*	2,019	70,337
NeoGames SA†	335	4,492
Red Rock Resorts, Inc., Class A	1,136	37,897
Vail Resorts, Inc.	477	104,010
		528,448
Environmental Control — 0.4%
Casella Waste Systems, Inc., Class A†	113	8,213
Clean Harbors, Inc.†	1,114	97,664
Republic Services, Inc.	3,809	498,484
Waste Management, Inc.	683	104,485
		708,846
Food — 1.3%
China Mengniu Dairy Co., Ltd.	30,000	149,931
Coles Group, Ltd.	19,808	243,612
Dino Polska SA*†	1,385	98,881
Hain Celestial Group, Inc.†	883	20,962
Hershey Co.	575	123,717
Hostess Brands, Inc.†	2,325	49,313
Ingles Markets, Inc., Class A	219	18,998
John B. Sanfilippo & Son, Inc.	113	8,191
Koninklijke Ahold Delhaize NV	10,673	278,157
Kraft Heinz Co.	2,919	111,331
Mondelez International, Inc., Class A	1,715	106,484
Nestle SA	2,878	337,650
Security Description	Shares or Principal Amount	Value

Food (continued)
Nissin Foods Holdings Co., Ltd.	1,200	$ 82,844
Shoprite Holdings, Ltd.	6,738	82,077
Simply Good Foods Co.†	828	31,274
SpartanNash Co.	428	12,913
Sumber Alfaria Trijaya Tbk PT†	178,800	24,491
Toyo Suisan Kaisha, Ltd.	2,000	78,014
Tyson Foods, Inc., Class A	1,226	105,510
United Natural Foods, Inc.†	1,066	42,000
Yakult Honsha Co., Ltd.	5,400	311,744
		2,318,094
Gas — 0.3%
Chesapeake Utilities Corp.	225	29,149
New Jersey Resources Corp.	298	13,270
NiSource, Inc.	3,373	99,470
Northwest Natural Holding Co.	510	27,081
Osaka Gas Co., Ltd.	5,100	97,951
Tokyo Gas Co., Ltd.	9,400	194,480
		461,401
Hand/Machine Tools — 0.1%
Franklin Electric Co., Inc.	105	7,692
Fuji Electric Co., Ltd.	1,900	78,799
Techtronic Industries Co., Ltd.	7,000	73,182
		159,673
Healthcare-Products — 2.0%
Abbott Laboratories	12,604	1,369,425
ABIOMED, Inc.†	403	99,747
Adaptive Biotechnologies Corp.†	4,585	37,093
AngioDynamics, Inc.†	455	8,804
AtriCure, Inc.†	256	10,460
Avanos Medical, Inc.†	688	18,810
Boston Scientific Corp.†	2,737	102,008
Edwards Lifesciences Corp.†	5,198	494,278
Fisher & Paykel Healthcare Corp., Ltd.	2,462	30,671
Getinge AB, Class B	3,717	85,967
Glaukos Corp.†	232	10,537
Hologic, Inc.†	3,344	231,739
Inari Medical, Inc.†	120	8,159
Inspire Medical Systems, Inc.†	260	47,494
Integer Holdings Corp.†	115	8,126
Intuitive Surgical, Inc.†	495	99,351
Lantheus Holdings, Inc.†	801	52,890
LivaNova PLC†	767	47,915
Medtronic PLC	6,182	554,835
Meridian Bioscience, Inc.†	1,079	32,823
Orthofix Medical, Inc.†	343	8,074
Sartorius Stedim Biotech	323	102,261
STAAR Surgical Co.†	674	47,807
Thermo Fisher Scientific, Inc.	97	52,698
Zimvie, Inc.†	226	3,618
		3,565,590
Healthcare-Services — 1.1%
Apollo Hospitals Enterprise, Ltd.	1,347	62,655
Brookdale Senior Living, Inc.†	1,812	8,226
Elevance Health, Inc.	274	132,227
Eurofins Scientific SE	1,070	84,590
Fulgent Genetics, Inc.†	763	41,606
Humana, Inc.	253	118,422
IQVIA Holdings, Inc.†	778	168,818
Laboratory Corp. of America Holdings	803	188,191

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
Max Healthcare Institute, Ltd.†	16,325	$ 75,900
Medpace Holdings, Inc.†	58	8,681
Molina Healthcare, Inc.†	1,050	293,591
Select Medical Holdings Corp.	1,503	35,501
Sonic Healthcare, Ltd.	11,012	251,044
UnitedHealth Group, Inc.	779	400,118
		1,869,570
Holding Companies-Divers — 0.1%
CK Hutchison Holdings, Ltd.	17,000	115,614
Home Builders — 0.3%
Beazer Homes USA, Inc.†	955	11,527
Berkeley Group Holdings PLC	1,477	67,016
Daiwa House Industry Co., Ltd.	8,000	186,582
Iida Group Holdings Co., Ltd.	3,500	53,911
Skyline Champion Corp.†	814	38,600
Toll Brothers, Inc.	2,394	106,772
Tri Pointe Homes, Inc.†	2,089	35,241
		499,649
Home Furnishings — 0.2%
Dixon Technologies India, Ltd.	338	15,293
Sonos, Inc.†	466	8,407
Sony Group Corp.	4,600	375,930
Universal Electronics, Inc.†	176	4,500
		404,130
Household Products/Wares — 0.1%
ACCO Brands Corp.	1,600	10,448
Avery Dennison Corp.	596	96,475
		106,923
Insurance — 2.7%
AIA Group, Ltd.	15,600	171,353
Alleghany Corp.†	128	106,637
Allianz SE	432	82,466
Allstate Corp.	840	106,453
American Equity Investment Life Holding Co.	324	11,849
American Financial Group, Inc.	783	108,688
AMERISAFE, Inc.	197	10,246
Arch Capital Group, Ltd.†	1,235	56,180
Argo Group International Holdings, Ltd.	331	12,201
Aviva PLC	32,292	157,762
Axis Capital Holdings, Ltd.	2,023	115,493
Berkshire Hathaway, Inc., Class B†	858	234,251
Chubb, Ltd.	579	113,820
CNO Financial Group, Inc.	2,194	39,689
Dai-ichi Life Holdings, Inc.	9,000	166,147
Employers Holdings, Inc.	239	10,012
Equitable Holdings, Inc.	17,344	452,158
Essent Group, Ltd.	1,340	52,126
Everest Re Group, Ltd.	395	110,711
Genworth Financial, Inc., Class A†	11,637	41,079
Gjensidige Forsikring ASA	2,998	60,887
Horace Mann Educators Corp.	882	33,851
Japan Post Holdings Co., Ltd.	42,200	301,512
Lemonade, Inc.†	2,056	37,543
Marsh & McLennan Cos., Inc.	793	123,113
MetLife, Inc.	17,616	1,106,109
MGIC Investment Corp.	8,381	105,601
NN Group NV	581	26,573
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Old Republic International Corp.	4,448	$ 99,457
Ping An Insurance Group Co. of China, Ltd.	18,500	128,050
ProAssurance Corp.	450	10,633
Reinsurance Group of America, Inc.	1,022	119,870
Safety Insurance Group, Inc.	86	8,351
Selective Insurance Group, Inc.	121	10,520
Stewart Information Services Corp.	414	20,596
United Fire Group, Inc.	279	9,550
Universal Insurance Holdings, Inc.	731	9,525
Unum Group	5,089	173,128
WR Berkley Corp.	1,838	125,462
Zurich Insurance Group AG	270	117,518
		4,787,170
Internet — 6.3%
Alibaba Group Holding, Ltd.†	24,000	342,353
Alibaba Group Holding, Ltd. ADR†	207	23,532
Alphabet, Inc., Class A†	1,896	4,131,877
Amazon.com, Inc.†	24,813	2,635,389
Booking Holdings, Inc.†	628	1,098,366
Cargurus, Inc.†	1,376	29,570
Cars.com, Inc.†	1,025	9,666
ChannelAdvisor Corp.†	562	8,194
DoorDash, Inc., Class A†	1,531	98,244
eBay, Inc.	2,247	93,633
Expedia Group, Inc.†	803	76,148
Figs, Inc., Class A†	942	8,582
GoDaddy, Inc., Class A†	1,621	112,757
HealthStream, Inc.†	417	9,053
JD.com, Inc. ADR	1,006	64,605
JD.com, Inc., Class A	4,928	159,342
Meituan, Class B*†	6,700	169,308
MercadoLibre, Inc.†	70	44,581
Meta Platforms, Inc., Class A†	3,832	617,910
NAVER Corp.	541	100,371
Netflix, Inc.†	267	46,690
Palo Alto Networks, Inc.†	208	102,740
Pinterest, Inc., Class A†	22,124	401,772
QuinStreet, Inc.†	995	10,010
Roku, Inc.†	1,121	92,079
Spotify Technology SA†	986	92,516
Tencent Holdings, Ltd.	7,406	336,332
Uber Technologies, Inc.†	4,331	88,612
Vimeo, Inc.†	1,114	6,706
Wix.com, Ltd.†	916	60,044
		11,070,982
Investment Companies — 0.2%
EXOR NV	1,588	99,667
Investor AB, Class B	10,706	176,198
Sofina SA	100	20,453
		296,318
Iron/Steel — 0.0%
BlueScope Steel, Ltd.	7,444	81,667
Leisure Time — 0.0%
MasterCraft Boat Holdings, Inc.†	348	7,326
Vista Outdoor, Inc.†	1,108	30,913
		38,239
Lodging — 0.3%
Bluegreen Vacations Holding Corp.	278	6,939
Boyd Gaming Corp.	1,780	88,555

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Lodging (continued)
Choice Hotels International, Inc.	813	$ 90,755
Marriott International, Inc., Class A	681	92,623
Travel & Leisure Co.	1,996	77,485
Wyndham Hotels & Resorts, Inc.	2,234	146,818
		503,175
Machinery-Constr&Mining — 0.1%
Caterpillar, Inc.	480	85,805
Komatsu, Ltd.	3,200	71,235
Terex Corp.	1,315	35,991
		193,031
Machinery-Diversified — 0.5%
AGCO Corp.	810	79,947
Albany International Corp., Class A	114	8,982
Altra Industrial Motion Corp.	1,210	42,653
Deere & Co.	337	100,921
Dover Corp.	804	97,541
GEA Group AG	3,339	115,065
GrafTech International, Ltd.	1,006	7,112
Nordson Corp.	838	169,645
Otis Worldwide Corp.	1,506	106,429
Spirax-Sarco Engineering PLC	972	116,988
Watts Water Technologies, Inc., Class A	61	7,493
Zurn Water Solutions Corp.	1,612	43,911
		896,687
Media — 0.5%
Bollore SE	5,875	27,408
Comcast Corp., Class A	7,347	288,296
FactSet Research Systems, Inc.	284	109,218
iHeartMedia, Inc., Class A†	1,356	10,699
Liberty Latin America, Ltd., Class C†	4,298	33,482
New York Times Co., Class A	3,118	86,992
News Corp., Class A	6,163	96,020
Scholastic Corp.	224	8,057
Walt Disney Co.†	993	93,739
Warner Bros. Discovery, Inc.†	6,357	85,311
		839,222
Metal Fabricate/Hardware — 0.1%
MISUMI Group, Inc.	1,000	21,105
Mueller Industries, Inc.	704	37,516
Ryerson Holding Corp.	803	17,096
Standex International Corp.	137	11,615
VAT Group AG*	122	29,133
		116,465
Mining — 0.8%
Alcoa Corp.	1,709	77,896
Anglo American PLC (Johannesburg)	2,751	98,584
Anglo American PLC (London)	7,601	271,393
BHP Group, Ltd.	1,260	35,235
Constellium SE†	2,858	37,754
Freeport-McMoRan, Inc.	2,755	80,611
Glencore PLC	16,962	91,915
Rio Tinto PLC	5,401	322,953
Rio Tinto, Ltd.	3,008	215,485
South32, Ltd.	23,342	64,436
Vale Indonesia Tbk PT†	101,600	38,569
		1,334,831
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufactur — 0.5%
3M Co.	752	$ 97,316
A.O. Smith Corp.	1,761	96,292
Axon Enterprise, Inc.†	1,043	97,176
Eaton Corp. PLC	769	96,886
ESCO Technologies, Inc.	138	9,435
General Electric Co.	1,351	86,018
Hillenbrand, Inc.	995	40,755
Materion Corp.	111	8,184
Parker-Hannifin Corp.	335	82,427
Smith & Wesson Brands, Inc.	2,817	36,987
Sturm Ruger & Co., Inc.	399	25,397
Textron, Inc.	4,219	257,654
Toshiba Corp.	600	24,403
		958,930
Office/Business Equip — 0.1%
Pitney Bowes, Inc.	5,115	18,516
Zebra Technologies Corp., Class A†	607	178,428
		196,944
Oil & Gas — 3.0%
APA Corp.	2,207	77,024
BP PLC	86,090	405,474
California Resources Corp.	1,188	45,738
Chevron Corp.	4,867	704,644
ConocoPhillips	913	81,997
DCC PLC	2,307	144,153
Denbury, Inc.†	718	43,073
Eni SpA	1,920	22,809
Equinor ASA	9,218	320,652
Exxon Mobil Corp.	10,373	888,344
Marathon Oil Corp.	25,864	581,423
Marathon Petroleum Corp.	3,478	285,926
Oasis Petroleum, Inc.	539	65,569
Occidental Petroleum Corp.	1,924	113,285
PBF Energy, Inc., Class A†	1,263	36,652
PetroChina Co., Ltd.	152,000	71,545
Petroleo Brasileiro SA (Preference Shares)	7,200	38,425
Phillips 66	1,380	113,146
PTT Exploration & Production PCL	27,400	123,612
Reliance Industries, Ltd.	9,296	305,304
Shell PLC (LSE)	23,234	606,303
SM Energy Co.	1,414	48,345
Talos Energy, Inc.†	2,524	39,046
Valero Energy Corp.	1,205	128,067
		5,290,556
Oil & Gas Services — 0.1%
Halliburton Co.	2,593	81,317
MRC Global, Inc.†	1,324	13,187
NOW, Inc.†	4,214	41,213
Oceaneering International, Inc.†	2,588	27,640
Schlumberger NV	2,269	81,139
		244,496
Packaging&Containers — 0.1%
Crown Holdings, Inc.	993	91,525
O-I Glass, Inc.†	2,479	34,706
WestRock Co.	2,574	102,548
		228,779
Pharmaceuticals — 5.9%
AbbVie, Inc.	6,876	1,053,128

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Alector, Inc.†	2,287	$ 23,236
Alkermes PLC†	1,874	55,826
AmerisourceBergen Corp.	834	117,994
Arvinas, Inc.†	96	4,041
AstraZeneca PLC	742	97,263
Bristol-Myers Squibb Co.	13,664	1,052,128
Cardinal Health, Inc.	1,993	104,174
Cigna Corp.	520	137,030
Corcept Therapeutics, Inc.†	431	10,249
CVS Health Corp.	6,154	570,230
Eagle Pharmaceuticals, Inc.†	186	8,264
Eli Lilly & Co.	4,731	1,533,932
Enanta Pharmaceuticals, Inc.†	943	44,576
GlaxoSmithKline PLC	13,973	300,453
Ipsen SA	1,220	115,176
Johnson & Johnson	589	104,553
McKesson Corp.	338	110,259
Merck & Co., Inc.	21,817	1,989,056
Merck KGaA	1,457	245,911
Novartis AG	6,956	588,421
Novo Nordisk A/S, Class B	5,381	597,245
Ono Pharmaceutical Co., Ltd.	2,200	56,480
Option Care Health, Inc.†	1,801	50,050
Pfizer, Inc.	15,367	805,692
Roche Holding AG	2,070	691,023
USANA Health Sciences, Inc.†	107	7,742
Vanda Pharmaceuticals, Inc.†	842	9,178
		10,483,310
Pipelines — 0.6%
Cheniere Energy, Inc.	3,978	529,193
Golar LNG, Ltd.†	832	18,928
Kinder Morgan, Inc.	4,872	81,655
Targa Resources Corp.	6,000	358,020
		987,796
Private Equity — 0.2%
3i Group PLC	3,040	41,069
Partners Group Holding AG	249	224,625
		265,694
Real Estate — 0.6%
CBRE Group, Inc., Class A†	5,155	379,460
CK Asset Holdings, Ltd.	34,407	243,715
Country Garden Services Holdings Co., Ltd.	13,000	59,161
Cushman & Wakefield PLC†	2,415	36,805
Jones Lang LaSalle, Inc.†	566	98,971
Kennedy-Wilson Holdings, Inc.	552	10,455
Marcus & Millichap, Inc.	677	25,042
Nomura Real Estate Holdings, Inc.	3,300	80,926
RE/MAX Holdings, Inc., Class A	331	8,116
Realogy Holdings Corp.†	2,542	24,988
Sumitomo Realty & Development Co., Ltd.	1,500	39,646
		1,007,285
REITS — 2.2%
Alexander & Baldwin, Inc.	1,245	22,348
American Campus Communities, Inc.	2,131	137,386
American Tower Corp.	402	102,747
Apartment Income REIT Corp.	2,484	103,334
Apple Hospitality REIT, Inc.	1,283	18,822
Armada Hoffler Properties, Inc.	590	7,576
Security Description	Shares or Principal Amount	Value

REITS (continued)
AvalonBay Communities, Inc.	533	$ 103,535
BrightSpire Capital, Inc.	989	7,467
Brixmor Property Group, Inc.	4,509	91,127
BRT Apartments Corp.	247	5,308
Camden Property Trust	843	113,367
City Office REIT, Inc.	667	8,638
Corporate Office Properties Trust	348	9,114
Crown Castle International Corp.	581	97,829
CubeSmart	7,199	307,541
Dexus†	12,905	79,016
Duke Realty Corp.	2,020	110,999
Equity LifeStyle Properties, Inc.	1,481	104,366
Essential Properties Realty Trust, Inc.	2,147	46,139
Essex Property Trust, Inc.	387	101,204
Extra Space Storage, Inc.	595	101,221
First Industrial Realty Trust, Inc.	2,055	97,571
Four Corners Property Trust, Inc.	277	7,365
Gaming and Leisure Properties, Inc.	2,229	102,222
Goodman Group	20,116	247,460
Granite Point Mtg. Trust, Inc.	865	8,278
Industrial Logistics Properties Trust	630	8,870
Invitation Homes, Inc.	2,850	101,403
iStar, Inc.	808	11,078
Lamar Advertising Co., Class A	1,114	97,999
Life Storage, Inc.	2,584	288,529
MFA Financial, Inc.	629	6,762
National Health Investors, Inc.	172	10,425
New Residential Investment Corp.	9,462	88,186
New York Mtg. Trust, Inc.	2,784	7,684
Orion Office REIT, Inc.	1,932	21,175
Outfront Media, Inc.	2,669	45,240
Piedmont Office Realty Trust, Inc., Class A	1,805	23,682
PotlatchDeltic Corp.	983	43,439
Prologis, Inc.	838	98,591
Public Storage	374	116,939
Redwood Trust, Inc.	2,757	21,256
Retail Opportunity Investments Corp.	2,167	34,195
RPT Realty	1,287	12,651
Sabra Health Care REIT, Inc.	2,062	28,806
Simon Property Group, Inc.	1,186	112,575
SITE Centers Corp.	606	8,163
STAG Industrial, Inc.	1,716	52,990
Starwood Property Trust, Inc.	4,836	101,024
Sunstone Hotel Investors, Inc.†	4,309	42,745
Terreno Realty Corp.	123	6,855
TPG RE Finance Trust, Inc.	1,038	9,352
Urban Edge Properties	531	8,076
Weyerhaeuser Co.	11,736	388,696
		3,939,366
Retail — 3.7%
Abercrombie & Fitch Co., Class A†	1,348	22,808
AutoNation, Inc.†	872	97,455
AutoZone, Inc.†	440	945,613
Bloomin' Brands, Inc.	497	8,260
BlueLinx Holdings, Inc.†	239	15,968
Buckle, Inc.	258	7,144
Caleres, Inc.	1,299	34,086
Chow Tai Fook Jewellery Group, Ltd.	37,400	70,370
Cie Financiere Richemont SA	799	85,090
Costco Wholesale Corp.	231	110,714
Dillard's, Inc., Class A	168	37,056
Foot Locker, Inc.	265	6,691

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Genuine Parts Co.	2,014	$ 267,862
GMS, Inc.†	483	21,493
Group 1 Automotive, Inc.	52	8,830
Home Depot, Inc.	363	99,560
Industria de Diseno Textil SA	7,137	161,635
JD Sports Fashion PLC	115,990	163,131
Li Ning Co., Ltd.	13,500	127,610
Lowe's Cos., Inc.	573	100,086
MarineMax, Inc.†	198	7,152
McDonald's Corp.	544	134,303
McDonald's Holdings Co. Japan, Ltd.	3,500	127,420
Moncler SpA	5,685	245,581
Movado Group, Inc.	233	7,207
Murphy USA, Inc.	35	8,150
O'Reilly Automotive, Inc.†	1,467	926,792
Pandora A/S	1,956	123,607
Penske Automotive Group, Inc.	892	93,383
Sally Beauty Holdings, Inc.†	2,713	32,339
Signet Jewelers, Ltd.	767	41,004
Starbucks Corp.	1,222	93,348
Target Corp.	671	94,765
TJX Cos., Inc.	1,735	96,900
Ulta Beauty, Inc.†	1,838	708,512
Wal-Mart de Mexico SAB de CV	48,017	165,234
Walmart, Inc.	8,749	1,063,703
Warby Parker, Inc., Class A†	607	6,835
Wesfarmers, Ltd.	7,432	215,114
World Fuel Services Corp.	1,045	21,381
		6,604,192
Savings & Loans — 0.0%
Brookline Bancorp, Inc.	548	7,294
OceanFirst Financial Corp.	669	12,798
Washington Federal, Inc.	628	18,852
		38,944
Semiconductors — 3.2%
Advanced Micro Devices, Inc.†	1,919	146,746
Alpha & Omega Semiconductor, Ltd.†	990	33,007
Ambarella, Inc.†	104	6,808
Applied Materials, Inc.	932	84,793
ASML Holding NV	328	158,302
ASPEED Technology, Inc.	1,100	69,593
Axcelis Technologies, Inc.†	781	42,830
CEVA, Inc.†	364	12,216
Intel Corp.	2,378	88,961
KLA Corp.	355	113,273
Lam Research Corp.	209	89,065
MaxLinear, Inc.†	948	32,213
Monolithic Power Systems, Inc.	273	104,843
NVIDIA Corp.	12,412	1,881,535
QUALCOMM, Inc.	11,311	1,444,867
Rambus, Inc.†	2,037	43,775
Samsung Electronics Co., Ltd.	6,893	301,946
Semtech Corp.†	881	48,429
STMicroelectronics NV	6,095	193,778
Synaptics, Inc.†	232	27,388
Taiwan Semiconductor Manufacturing Co., Ltd.	40,039	637,686
Tokyo Electron, Ltd.	300	97,309
		5,659,363
Security Description	Shares or Principal Amount	Value

Software — 6.7%
Adobe, Inc.†	2,538	$ 929,060
Agilysys, Inc.†	263	12,432
Allscripts Healthcare Solutions, Inc.†	2,868	42,533
Altair Engineering, Inc., Class A†	148	7,770
American Software, Inc., Class A	465	7,514
Appian Corp.†	329	15,582
Atlassian Corp. PLC, Class A†	2,870	537,838
Autodesk, Inc.†	614	105,584
Avid Technology, Inc.†	1,499	38,899
Blackbaud, Inc.†	143	8,304
Cadence Design Systems, Inc.†	5,746	862,072
CommVault Systems, Inc.†	753	47,364
Computer Programs & Systems, Inc.†	320	10,230
CSG Systems International, Inc.	618	36,882
DocuSign, Inc.†	1,275	73,160
Domo, Inc., Class B†	1,324	36,807
Donnelley Financial Solutions, Inc.†	363	10,632
Dropbox, Inc., Class A†	4,911	103,082
Duck Creek Technologies, Inc.†	2,078	30,858
Electronic Arts, Inc.	764	92,941
Fidelity National Information Services, Inc.	1,182	108,354
Intuit, Inc.	3,513	1,354,051
Loyalty Ventures, Inc.†	2,342	8,361
Manhattan Associates, Inc.†	1,260	144,396
Microsoft Corp.	17,803	4,572,345
N-Able, Inc.†	841	7,569
NextGen Healthcare, Inc.†	1,207	21,050
Nutanix, Inc., Class A†	6,774	99,104
Playtika Holding Corp.†	7,650	101,286
Sage Group PLC	21,826	168,806
ServiceNow, Inc.†	239	113,649
Skillz, Inc.†	5,332	6,612
Snowflake, Inc., Class A†	3,951	549,426
SolarWinds Corp.	682	6,991
Sprout Social, Inc., Class A†	720	41,810
Square Enix Holdings Co., Ltd.	3,800	168,430
SS&C Technologies Holdings, Inc.	1,719	99,822
Synopsys, Inc.†	3,289	998,869
TOTVS SA	19,214	85,396
Workday, Inc., Class A†	674	94,077
Xperi Holding Corp.	1,987	28,672
Ziff Davis, Inc.†	98	7,304
		11,795,924
Telecommunications — 2.5%
A10 Networks, Inc.	2,781	39,991
Arista Networks, Inc.†	1,035	97,021
AT&T, Inc.	44,928	941,691
Cambium Networks Corp.†	566	8,292
Ciena Corp.†	2,170	99,169
Cisco Systems, Inc.	21,638	922,644
EchoStar Corp., Class A†	1,137	21,944
Extreme Networks, Inc.†	4,420	39,427
KDDI Corp.	11,000	347,838
Koninklijke KPN NV	55,209	196,937
MTN Group, Ltd.	10,444	84,916
Nippon Telegraph & Telephone Corp.	9,600	275,637
Telefonaktiebolaget LM Ericsson, Class B	38,228	285,321
Telstra Corp., Ltd.	100,809	267,770
Verizon Communications, Inc.	15,726	798,095
Viavi Solutions, Inc.†	600	7,938
		4,434,631

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Toys/Games/Hobbies — 0.2%
Nintendo Co., Ltd.	800	$ 345,754
Transportation — 1.0%
AP Moller - Maersk A/S, Series B	56	131,528
ArcBest Corp.	306	21,533
Covenant Logistics Group, Inc.	356	8,932
CSX Corp.	28,836	837,974
Deutsche Post AG	6,815	255,326
Dorian LPG, Ltd.	865	13,148
Hub Group, Inc., Class A†	384	27,241
Matson, Inc.	592	43,145
Nippon Yusen KK	2,900	198,941
Poste Italiane SpA*	4,357	40,932
Safe Bulkers, Inc.	2,839	10,845
SFL Corp., Ltd.	2,416	22,928
SG Holdings Co., Ltd.	1,700	28,702
Union Pacific Corp.	362	77,207
Yamato Holdings Co., Ltd.	5,100	81,507
		1,799,889
Water — 0.0%
California Water Service Group	461	25,608
SJW Group	263	16,414
		42,022
Total Common Stocks (cost $135,645,293)		135,465,094
CORPORATE BONDS & NOTES — 9.1%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027*	$ 15,000	12,600
7.50%, 06/01/2029*	25,000	17,938
7.75%, 04/15/2028*	15,000	10,892
Interpublic Group of Cos., Inc.
4.65%, 10/01/2028	72,000	71,268
Terrier Media Buyer, Inc.
8.88%, 12/15/2027*	70,000	55,224
		167,922
Aerospace/Defense — 0.2%
Boeing Co.
4.88%, 05/01/2025	45,000	44,846
5.93%, 05/01/2060	21,000	19,231
Bombardier, Inc.
6.00%, 02/15/2028*	5,000	3,747
7.13%, 06/15/2026*	35,000	28,525
7.88%, 04/15/2027*	15,000	12,359
Howmet Aerospace, Inc.
3.00%, 01/15/2029	60,000	49,959
L3Harris Technologies, Inc.
3.85%, 12/15/2026	25,000	24,529
4.40%, 06/15/2028	18,000	17,708
Northrop Grumman Corp.
3.25%, 01/15/2028	41,000	38,991
TransDigm, Inc.
4.63%, 01/15/2029	15,000	12,118
4.88%, 05/01/2029	15,000	12,211
5.50%, 11/15/2027	20,000	16,925
6.25%, 03/15/2026*	25,000	24,117
6.38%, 06/15/2026	10,000	9,350
		314,616
Security Description	Shares or Principal Amount	Value

Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026*	$ 15,000	$ 13,782
5.75%, 04/20/2029*	15,000	12,839
Delta Air Lines/Skymiles
4.75%, 10/20/2028*	25,000	23,648
United Airlines, Inc.
4.38%, 04/15/2026*	5,000	4,463
4.63%, 04/15/2029*	5,000	4,209
		58,941
Apparel — 0.0%
Hanesbrands, Inc.
4.63%, 05/15/2024*	10,000	9,789
Kontoor Brands, Inc.
4.13%, 11/15/2029*	20,000	15,882
Levi Strauss & Co.
3.50%, 03/01/2031*	25,000	20,438
		46,109
Auto Manufacturers — 0.2%
Allison Transmission, Inc.
3.75%, 01/30/2031*	10,000	8,014
4.75%, 10/01/2027*	20,000	18,292
BMW US Capital LLC
3.95%, 08/14/2028*	25,000	24,578
Ford Motor Co.
3.25%, 02/12/2032	25,000	18,538
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	200,000	162,051
General Motors Co.
5.20%, 04/01/2045	14,000	11,809
5.95%, 04/01/2049	35,000	32,675
General Motors Financial Co., Inc.
1.25%, 01/08/2026	13,000	11,461
4.00%, 10/06/2026	11,000	10,518
		297,936
Auto Parts&Equipment — 0.0%
Clarios Global LP
6.75%, 05/15/2025*	9,000	8,914
Clarios Global LP/Clarios US Finance Co.
8.50%, 05/15/2027*	10,000	9,665
		18,579
Banks — 1.2%
ABN AMRO Bank NV
3.32%, 03/13/2037*	200,000	160,859
Banco Santander SA
3.23%, 11/22/2032	200,000	158,621
Bank of America Corp.
2.50%, 02/13/2031	62,000	52,612
3.85%, 03/08/2037	115,000	99,748
5.13%, 06/20/2022(1)	45,000	41,965
6.10%, 03/17/2025(1)	87,000	84,843
Bank of Montreal
3.80%, 12/15/2032	14,000	12,997
CIT Group, Inc.
6.13%, 03/09/2028	63,659	58,447
Citigroup, Inc.
3.67%, 07/24/2028	56,000	52,947
3.88%, 05/18/2022(1)	78,000	64,740
4.45%, 09/29/2027	149,000	146,124

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Deutsche Bank AG
2.31%, 11/16/2027	$ 150,000	$ 129,620
Fifth Third Bancorp
5.10%, 06/30/2023(1)	13,000	10,913
Freedom Mtg. Corp.
6.63%, 01/15/2027*	10,000	7,411
8.13%, 11/15/2024*	10,000	8,627
8.25%, 04/15/2025*	22,000	18,517
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	30,000	25,657
3.65%, 08/10/2022(1)	36,000	27,959
3.85%, 01/26/2027	45,000	43,571
4.22%, 05/01/2029	68,000	65,636
6.75%, 10/01/2037	13,000	14,446
JPMorgan Chase & Co.
2.08%, 04/22/2026	11,000	10,295
2.96%, 05/13/2031	33,000	28,560
3.65%, 06/01/2022(1)	16,000	13,280
3.80%, 07/23/2024	27,000	26,912
3.96%, 11/15/2048	134,000	114,247
4.60%, 05/01/2022(1)	89,000	75,178
6.10%, 05/01/2022(1)	16,000	14,941
JPMorgan Chase & Co. FRS
2.41%, (3 ML+1.00%), 05/15/2077(2)	38,000	28,881
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	95,000	92,066
Royal Bank of Canada
4.65%, 01/27/2026	38,000	38,356
Toronto-Dominion Bank
3.63%, 09/15/2031	16,000	15,441
Truist Financial Corp.
4.80%, 05/01/2022(1)	35,000	31,321
US Bancorp
2.49%, 11/03/2036	80,000	65,370
Wells Fargo & Co.
3.90%, 06/15/2022(1)	28,000	23,832
5.88%, 06/15/2025(1)	120,000	116,304
Westpac Banking Corp.
2.96%, 11/16/2040	31,000	22,538
4.42%, 07/24/2039	42,000	37,756
		2,041,538
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	18,000	16,247
4.75%, 01/23/2029	13,000	13,251
5.55%, 01/23/2049	20,000	20,544
Dr. Pepper Snapple Group, Inc.
3.43%, 06/15/2027	25,000	23,917
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	18,000	16,142
		90,101
Biotechnology — 0.0%
Amgen, Inc.
2.60%, 08/19/2026	8,000	7,576
3.20%, 11/02/2027	30,000	28,576
		36,152
Building Materials — 0.1%
Boise Cascade Co.
4.88%, 07/01/2030*	15,000	13,121
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Builders FirstSource, Inc.
4.25%, 02/01/2032*	$ 10,000	$ 7,612
6.38%, 06/15/2032*	10,000	8,925
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	10,000	7,222
Jeld-Wen, Inc.
4.88%, 12/15/2027*	5,000	3,900
6.25%, 05/15/2025*	10,000	9,600
Johnson Controls International PLC
3.90%, 02/14/2026	45,000	44,731
Louisiana-Pacific Corp.
3.63%, 03/15/2029*	15,000	11,818
Masonite International Corp.
3.50%, 02/15/2030*	25,000	19,899
5.38%, 02/01/2028*	5,000	4,525
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	10,000	8,048
Standard Industries, Inc.
3.38%, 01/15/2031*	5,000	3,693
4.38%, 07/15/2030*	30,000	23,662
5.00%, 02/15/2027*	15,000	13,399
		180,155
Chemicals — 0.4%
Cabot Corp.
5.00%, 06/30/2032	45,000	43,808
Celanese US Holdings LLC
1.40%, 08/05/2026	25,000	21,530
CF Industries, Inc.
4.95%, 06/01/2043	99,000	90,314
GCP Applied Technologies, Inc.
5.50%, 04/15/2026*	35,000	34,825
Huntsman International LLC
4.50%, 05/01/2029	85,000	80,319
Ingevity Corp.
3.88%, 11/01/2028*	20,000	16,750
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	23,000	18,950
3.47%, 12/01/2050*	13,000	9,706
4.45%, 09/26/2028	42,000	41,111
LSF11 A5 HoldCo LLC
6.63%, 10/15/2029*	25,000	21,063
Nufarm Australia, Ltd./Nufarm Americas, Inc.
5.00%, 01/27/2030*	5,000	4,225
Nutrien, Ltd.
2.95%, 05/13/2030	11,000	9,814
4.20%, 04/01/2029	33,000	32,123
PMHC II, Inc.
9.00%, 02/15/2030*	25,000	17,623
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028*	30,000	24,904
6.63%, 05/01/2029*	10,000	7,859
Sherwin-Williams Co.
3.45%, 06/01/2027	27,000	25,818
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	20,000	14,389
Tronox, Inc.
4.63%, 03/15/2029*	30,000	24,144
Westlake Chemical Corp.
2.88%, 08/15/2041	30,000	21,300
3.60%, 08/15/2026	45,000	43,862

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
WR Grace Holdings LLC
4.88%, 06/15/2027*	$ 20,000	$ 17,405
5.63%, 10/01/2024 to 08/15/2029*	35,000	28,094
		649,936
Commercial Services — 0.3%
ADT Security Corp.
4.13%, 08/01/2029*	30,000	24,347
Carriage Services, Inc.
4.25%, 05/15/2029*	15,000	12,199
ERAC USA Finance LLC
5.63%, 03/15/2042*	55,000	55,440
Gartner, Inc.
3.63%, 06/15/2029*	5,000	4,332
3.75%, 10/01/2030*	20,000	17,262
Global Payments, Inc.
2.90%, 05/15/2030	16,000	13,526
GW B-CR Security Corp.
9.50%, 11/01/2027*	12,000	10,975
Herc Holdings, Inc.
5.50%, 07/15/2027*	15,000	13,701
Moody's Corp.
2.55%, 08/18/2060	35,000	21,799
NESCO Holdings II, Inc.
5.50%, 04/15/2029*	25,000	20,937
Nielsen Co. Luxembourg SARL
5.00%, 02/01/2025*	15,000	14,663
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/2029*	25,000	22,553
5.63%, 10/01/2028*	10,000	9,287
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/2029*	30,000	23,775
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/2027*	10,000	8,238
6.25%, 01/15/2028*	30,000	25,057
S&P Global, Inc.
2.45%, 03/01/2027*	10,000	9,363
4.75%, 08/01/2028*	16,000	16,283
Sabre GLBL, Inc.
9.25%, 04/15/2025*	20,000	19,271
Service Corp. International
3.38%, 08/15/2030	10,000	8,188
4.00%, 05/15/2031	30,000	25,612
4.63%, 12/15/2027	14,000	13,160
5.13%, 06/01/2029	20,000	18,890
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
4.63%, 11/01/2026*	15,000	13,275
Square, Inc.
3.50%, 06/01/2031*	77,000	61,358
		483,491
Computers — 0.1%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	35,000	29,007
Apple, Inc.
3.00%, 11/13/2027	145,000	140,672
4.38%, 05/13/2045	40,000	39,798
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	35,000	30,275
Security Description	Shares or Principal Amount	Value

Computers (continued)
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	$ 3,000	$ 3,754
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
5.75%, 06/01/2025*	5,000	4,703
		248,209
Distribution/Wholesale — 0.0%
ABC Supply Co., Inc.
4.00%, 01/15/2028*	20,000	17,130
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	20,000	15,990
Univar Solutions USA, Inc.
5.13%, 12/01/2027*	20,000	18,614
		51,734
Diversified Finan Serv — 0.3%
AG Issuer LLC
6.25%, 03/01/2028*	15,000	13,090
Air Lease Corp.
3.25%, 10/01/2029	45,000	37,993
4.63%, 10/01/2028	61,000	56,507
Ally Financial, Inc.
8.00%, 11/01/2031	86,000	95,828
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	20,000	17,044
Capital One Financial Corp.
2.36%, 07/29/2032	42,000	32,074
4.20%, 10/29/2025	16,000	15,802
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	20,000	15,000
Coinbase Global, Inc.
3.38%, 10/01/2028*	15,000	9,327
goeasy, Ltd.
4.38%, 05/01/2026*	10,000	8,450
5.38%, 12/01/2024*	5,000	4,587
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	20,000	15,668
2.65%, 09/15/2040	57,000	42,015
3.65%, 05/23/2025	13,000	12,918
Nationstar Mortgage Holdings, Inc.
5.50%, 08/15/2028*	15,000	12,033
5.75%, 11/15/2031*	35,000	26,775
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.88%, 04/15/2045*	21,000	19,124
PennyMac Financial Services, Inc.
5.38%, 10/15/2025*	20,000	17,436
5.75%, 09/15/2031*	10,000	7,458
PHH Mortgage Corp.
7.88%, 03/15/2026*	25,000	22,044
Provident Funding Associates LP/PFG Finance Corp.
6.38%, 06/15/2025*	15,000	13,500
Springleaf Finance Corp.
5.38%, 11/15/2029	50,000	40,444
		535,117
Electric — 0.4%
AES Corp.
2.45%, 01/15/2031	56,000	45,157

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
American Electric Power Co., Inc.
4.30%, 12/01/2028	$ 42,000	$ 40,985
American Transmission Systems Inc
2.65%, 01/15/2032*	20,000	16,985
Appalachian Power Co.
5.80%, 10/01/2035	20,000	20,956
Calpine Corp.
4.50%, 02/15/2028*	25,000	22,679
5.00%, 02/01/2031*	5,000	4,050
5.25%, 06/01/2026*	10,000	9,500
Commonwealth Edison Co.
5.88%, 02/01/2033	25,000	27,424
Consolidated Edison Co. of New York, Inc.
4.20%, 03/15/2042	14,000	12,392
Duke Energy Ohio, Inc.
3.65%, 02/01/2029	41,000	39,229
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	9,000	8,907
4.25%, 05/01/2030	57,000	52,958
NRG Energy, Inc.
3.75%, 06/15/2024*	62,000	60,872
3.88%, 02/15/2032*	70,000	55,600
4.45%, 06/15/2029*	10,000	8,969
5.25%, 06/15/2029*	5,000	4,462
6.63%, 01/15/2027	2,000	1,959
Pacific Gas & Electric Co.
2.10%, 08/01/2027	14,000	11,754
2.95%, 03/01/2026	10,000	9,099
3.30%, 03/15/2027	35,000	31,377
4.95%, 07/01/2050	20,000	16,048
5.90%, 06/15/2032	29,000	27,968
PacifiCorp
2.70%, 09/15/2030	17,000	15,106
6.25%, 10/15/2037	15,000	16,960
Vistra Corp.
7.00%, 06/15/2022*(1)	5,000	4,537
Vistra Operations Co. LLC
3.55%, 07/15/2024*	35,000	33,811
4.30%, 07/15/2029*	33,000	29,948
5.00%, 07/31/2027*	10,000	9,062
5.50%, 09/01/2026*	25,000	23,608
WEC Energy Group, Inc. FRS
3.52%, (3 ML+2.11%), 05/15/2067	71,000	54,807
		717,169
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.
7.25%, 06/15/2028*	15,000	14,835
Electronics — 0.1%
Imola Merger Corp.
4.75%, 05/15/2029*	40,000	33,466
Sensata Technologies BV
4.00%, 04/15/2029*	15,000	12,721
Sensata Technologies, Inc.
3.75%, 02/15/2031*	63,000	50,492
TTM Technologies, Inc.
4.00%, 03/01/2029*	15,000	12,605
		109,284
Security Description	Shares or Principal Amount	Value

Engineering & Construction — 0.0%
Brand Industrial Services, Inc.
8.50%, 07/15/2025*	$ 10,000	$ 7,500
Great Lakes Dredge & Dock Corp.
5.25%, 06/01/2029*	25,000	21,629
		29,129
Entertainment — 0.2%
AMC Entertainment Holdings, Inc.
7.50%, 02/15/2029*	10,000	8,450
10.00%, 06/15/2026*	25,000	16,599
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	5,000	3,863
6.25%, 07/01/2025*	45,000	43,177
CDI Escrow Issuer, Inc.
5.75%, 04/01/2030*	25,000	23,007
Cinemark USA, Inc.
5.25%, 07/15/2028*	25,000	20,091
5.88%, 03/15/2026*	5,000	4,458
8.75%, 05/01/2025*	5,000	5,048
Live Nation Entertainment, Inc.
5.63%, 03/15/2026*	20,000	19,000
6.50%, 05/15/2027*	10,000	9,800
Magallanes, Inc.
4.28%, 03/15/2032*	113,000	101,358
Penn National Gaming, Inc.
5.63%, 01/15/2027*	20,000	17,550
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.88%, 11/01/2026*	5,000	4,375
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030*	15,000	12,750
Scientific Games International, Inc.
7.00%, 05/15/2028*	5,000	4,724
7.25%, 11/15/2029*	20,000	18,920
Six Flags Entertainment Corp.
5.50%, 04/15/2027*	20,000	18,019
Six Flags Theme Parks, Inc.
7.00%, 07/01/2025*	15,000	15,185
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	40,000	31,300
7.75%, 04/15/2025*	5,000	4,866
		382,540
Environmental Control — 0.1%
Covanta Holding Corp.
4.88%, 12/01/2029*	30,000	24,431
GFL Environmental, Inc.
3.50%, 09/01/2028*	10,000	8,575
4.00%, 08/01/2028*	5,000	4,125
4.75%, 06/15/2029*	5,000	4,138
5.13%, 12/15/2026*	15,000	14,250
Madison IAQ LLC
4.13%, 06/30/2028*	5,000	4,130
5.88%, 06/30/2029*	40,000	30,200
Waste Connections, Inc.
3.20%, 06/01/2032	22,000	19,667
3.50%, 05/01/2029	40,000	37,628
Waste Pro USA, Inc.
5.50%, 02/15/2026*	25,000	22,207
		169,351

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	$ 15,000	$ 13,400
4.88%, 02/15/2030*	30,000	25,735
7.50%, 03/15/2026*	15,000	14,775
Kraft Heinz Foods Co.
3.00%, 06/01/2026	9,000	8,489
3.88%, 05/15/2027	59,000	57,139
4.88%, 10/01/2049	42,000	37,315
5.00%, 07/15/2035	15,000	14,568
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030*	40,000	34,622
4.88%, 05/15/2028*	10,000	9,411
		215,454
Forest Products&Paper — 0.0%
International Paper Co.
8.70%, 06/15/2038	7,000	9,064
Mercer International, Inc.
5.13%, 02/01/2029	15,000	12,900
5.50%, 01/15/2026	15,000	14,459
Sylvamo Corp.
7.00%, 09/01/2029*	30,000	27,639
		64,062
Hand/Machine Tools — 0.0%
Werner FinCo LP/Werner FinCo, Inc,
8.75%, 07/15/2025*	15,000	13,034
Healthcare-Products — 0.0%
Danaher Corp.
3.35%, 09/15/2025	25,000	24,724
Medline Borrower LP
3.88%, 04/01/2029*	10,000	8,527
Mozart Debt Merger Sub, Inc.
5.25%, 10/01/2029*	15,000	12,408
		45,659
Healthcare-Services — 0.2%
Air Methods Corp.
8.00%, 05/15/2025*	15,000	9,825
Centene Corp.
3.00%, 10/15/2030	15,000	12,431
4.63%, 12/15/2029	50,000	46,385
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	10,000	8,678
4.00%, 03/15/2031*	10,000	8,524
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030*	40,000	30,390
5.63%, 03/15/2027*	5,000	4,231
6.88%, 04/01/2028 to 04/15/2029*	35,000	21,990
8.00%, 03/15/2026*	15,000	13,564
HCA, Inc.
3.50%, 09/01/2030	5,000	4,254
4.13%, 06/15/2029	49,000	44,760
4.50%, 02/15/2027	5,000	4,814
5.25%, 06/15/2026	16,000	16,011
5.38%, 09/01/2026	15,000	14,874
5.50%, 06/15/2047	14,000	12,759
Tenet Healthcare Corp.
4.25%, 06/01/2029*	15,000	12,667
4.63%, 07/15/2024	4,000	3,839
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
4.88%, 01/01/2026*	$ 25,000	$ 23,000
5.13%, 11/01/2027*	40,000	36,000
6.13%, 06/15/2030*	25,000	23,563
UnitedHealth Group, Inc.
3.45%, 01/15/2027	5,000	4,934
3.85%, 06/15/2028	62,000	61,685
		419,178
Home Builders — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC
6.25%, 09/15/2027*	15,000	12,434
D.R. Horton, Inc.
5.75%, 08/15/2023	18,000	18,343
Lennar Corp.
4.75%, 11/29/2027	85,000	82,652
Mattamy Group Corp.
4.63%, 03/01/2030*	5,000	3,654
PulteGroup, Inc.
7.88%, 06/15/2032	20,000	22,582
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.88%, 06/15/2024	5,000	4,865
		144,530
Household Products/Wares — 0.0%
Spectrum Brands, Inc.
3.88%, 03/15/2031*	15,000	12,087
5.00%, 10/01/2029*	15,000	12,971
		25,058
Housewares — 0.1%
Newell Brands, Inc.
4.45%, 04/01/2026	25,000	23,754
4.88%, 06/01/2025	10,000	9,850
Scotts Miracle-Gro Co.
4.38%, 02/01/2032	10,000	7,602
4.50%, 10/15/2029	45,000	37,091
		78,297
Insurance — 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 10/15/2027*	30,000	26,621
AmWINS Group, Inc.
4.88%, 06/30/2029*	5,000	4,095
Aon PLC
4.25%, 12/12/2042	20,000	17,318
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	14,000	10,152
4.30%, 05/15/2043	35,000	32,598
CNO Financial Group, Inc.
5.25%, 05/30/2025 to 05/30/2029	36,000	35,914
Fairfax Financial Holdings, Ltd.
4.85%, 04/17/2028	71,000	70,669
Fidelity National Financial, Inc.
3.20%, 09/17/2051	27,000	17,115
HUB International, Ltd.
5.63%, 12/01/2029*	5,000	4,130
7.00%, 05/01/2026*	35,000	33,017
Marsh & McLennan Cos., Inc.
4.38%, 03/15/2029	27,000	26,736

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070*	$ 72,000	$ 52,894
MetLife, Inc.
6.40%, 12/15/2066	45,000	44,914
Prudential Financial, Inc.
5.20%, 03/15/2044	52,000	49,193
Teachers Insurance & Annuity Assoc. of America
6.85%, 12/16/2039*	21,000	24,800
USI, Inc.
6.88%, 05/01/2025*	10,000	9,650
		459,816
Internet — 0.2%
Alphabet, Inc.
2.00%, 08/15/2026	19,000	18,003
2.25%, 08/15/2060	39,000	25,571
Amazon.com, Inc.
2.10%, 05/12/2031	39,000	33,502
4.05%, 08/22/2047	31,000	29,201
Arches Buyer, Inc.
4.25%, 06/01/2028*	40,000	32,468
6.13%, 12/01/2028*	15,000	12,234
Booking Holdings, Inc.
4.63%, 04/13/2030	60,000	59,701
Match Group Holdings II LLC
3.63%, 10/01/2031*	10,000	7,875
4.13%, 08/01/2030*	5,000	4,176
4.63%, 06/01/2028*	25,000	22,665
5.00%, 12/15/2027*	6,000	5,562
Millennium Escrow Corp.
6.63%, 08/01/2026*	10,000	8,158
Netflix, Inc.
4.38%, 11/15/2026	85,000	81,388
4.88%, 04/15/2028	30,000	28,298
5.88%, 11/15/2028	32,000	31,280
TripAdvisor, Inc
7.00%, 07/15/2025*	20,000	19,395
		419,477
Investment Companies — 0.1%
Ares Capital Corp.
3.88%, 01/15/2026	92,000	84,577
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/2029	10,000	8,040
5.25%, 05/15/2027	20,000	17,717
6.25%, 05/15/2026	25,000	23,250
		133,584
Iron/Steel — 0.1%
ArcelorMittal
7.00%, 10/15/2039	37,000	37,324
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029*	22,000	20,416
Commercial Metals Co.
4.13%, 01/15/2030	10,000	8,420
4.38%, 03/15/2032	5,000	4,096
TMS International Corp.
6.25%, 04/15/2029*	20,000	14,478
		84,734
Security Description	Shares or Principal Amount	Value

Leisure Time — 0.0%
Carnival Corp.
5.75%, 03/01/2027*	$ 25,000	$ 18,156
7.63%, 03/01/2026*	20,000	15,450
MajorDrive Holdings IV LLC
6.38%, 06/01/2029*	40,000	27,400
NCL Corp., Ltd.
5.88%, 02/15/2027*	10,000	8,550
7.75%, 02/15/2029*	5,000	3,825
Royal Caribbean Cruises, Ltd.
5.50%, 08/31/2026*	5,000	3,695
		77,076
Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 12/01/2027	5,000	4,537
4.75%, 06/15/2031*	30,000	25,351
Full House Resorts, Inc.
8.25%, 02/15/2028*	25,000	19,982
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/2027	20,000	18,825
Station Casinos LLC
4.50%, 02/15/2028*	25,000	21,115
4.63%, 12/01/2031*	15,000	11,700
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/2025*	10,000	9,198
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027*	20,000	16,950
		127,658
Machinery-Constr&Mining — 0.1%
Oshkosh Corp.
3.10%, 03/01/2030	10,000	8,583
4.60%, 05/15/2028	40,000	39,593
Terex Corp.
5.00%, 05/15/2029*	10,000	8,500
Vertiv Group Corp.
4.13%, 11/15/2028*	30,000	24,358
		81,034
Machinery-Diversified — 0.1%
Granite US Holdings Corp.
11.00%, 10/01/2027*	20,000	18,800
Husky III Holding, Ltd.
13.00%, 02/15/2025*(3)	30,000	29,100
OT Merger Corp.
7.88%, 10/15/2029*	30,000	17,231
Otis Worldwide Corp.
2.57%, 02/15/2030	31,000	26,843
Stevens Holding Co., Inc.
6.13%, 10/01/2026*	25,000	24,125
Titan Acquisition, Ltd./Titan Co-Borrower LLC
7.75%, 04/15/2026*	10,000	9,192
		125,291
Media — 0.7%
Beasley Mezzanine Holdings LLC
8.63%, 02/01/2026*	25,000	18,750

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	$ 15,000	$ 12,225
4.50%, 08/15/2030*	5,000	4,158
4.50%, 05/01/2032	10,000	8,075
4.75%, 03/01/2030*	40,000	34,243
5.38%, 06/01/2029*	85,000	75,969
5.50%, 05/01/2026*	10,000	9,755
Cengage Learning, Inc.
9.50%, 06/15/2024*	25,000	23,125
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/2028	47,000	43,281
5.38%, 05/01/2047	31,000	26,534
6.48%, 10/23/2045	40,000	38,981
Comcast Corp.
2.35%, 01/15/2027	34,000	31,738
2.89%, 11/01/2051	8,000	5,761
3.15%, 03/01/2026	7,000	6,821
3.30%, 02/01/2027	130,000	126,336
4.00%, 11/01/2049	57,000	50,029
6.50%, 11/15/2035	3,000	3,513
Cox Communications, Inc.
2.95%, 10/01/2050*	44,000	29,352
3.35%, 09/15/2026*	27,000	25,845
3.50%, 08/15/2027*	18,000	17,105
CSC Holdings LLC
5.25%, 06/01/2024	76,000	71,250
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/2026*	20,000	5,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.88%, 08/15/2027*	10,000	8,596
DISH DBS Corp.
5.13%, 06/01/2029	20,000	12,083
5.25%, 12/01/2026*	10,000	7,803
5.75%, 12/01/2028*	15,000	11,106
5.88%, 11/15/2024	10,000	8,450
7.75%, 07/01/2026	10,000	7,825
Entercom Media Corp.
6.50%, 05/01/2027*	15,000	8,927
6.75%, 03/31/2029*	25,000	13,313
Gray Escrow II, Inc.
5.38%, 11/15/2031*	50,000	40,062
iHeartCommunications, Inc.
8.38%, 05/01/2027	32,299	25,667
Mav Acquisition Corp.
5.75%, 08/01/2028*	25,000	21,407
8.00%, 08/01/2029*	30,000	24,300
News Corp.
3.88%, 05/15/2029*	20,000	17,269
5.13%, 02/15/2032*	12,000	10,626
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	10,000	8,300
5.38%, 01/15/2031*	20,000	15,951
Scripps Escrow, Inc.
5.88%, 07/15/2027*	10,000	8,755
Sinclair Television Group, Inc.
4.13%, 12/01/2030*	10,000	7,932
Security Description	Shares or Principal Amount	Value

Media (continued)
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	$ 130,000	$ 104,325
4.00%, 07/15/2028*	15,000	12,975
5.00%, 08/01/2027*	71,000	65,680
Spanish Broadcasting System, Inc.
9.75%, 03/01/2026*	20,000	15,875
Townsquare Media, Inc.
6.88%, 02/01/2026*	20,000	17,801
Univision Communications, Inc.
4.50%, 05/01/2029*	10,000	8,370
6.63%, 06/01/2027*	30,000	28,520
7.38%, 06/30/2030*	5,000	4,908
Urban One, Inc.
7.38%, 02/01/2028*	25,000	21,406
Walt Disney Co.
4.75%, 09/15/2044	28,000	27,461
7.75%, 12/01/2045	3,000	4,087
		1,237,626
Metal Fabricate/Hardware — 0.0%
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029*	15,000	12,764
Mining — 0.1%
Compass Minerals International, Inc.
4.88%, 07/15/2024*	5,000	4,639
6.75%, 12/01/2027*	30,000	27,150
Freeport-McMoRan, Inc.
4.38%, 08/01/2028	20,000	18,681
4.63%, 08/01/2030	15,000	13,916
5.45%, 03/15/2043	20,000	18,501
Glencore Finance Canada, Ltd.
6.00%, 11/15/2041*	7,000	6,849
Glencore Funding LLC
2.50%, 09/01/2030*	82,000	66,967
Novelis Corp.
3.25%, 11/15/2026*	10,000	8,453
3.88%, 08/15/2031*	5,000	3,834
4.75%, 01/30/2030*	15,000	12,468
Taseko Mines, Ltd.
7.00%, 02/15/2026*	15,000	12,767
		194,225
Miscellaneous Manufactur — 0.0%
Amsted Industries, Inc.
4.63%, 05/15/2030*	10,000	8,525
5.63%, 07/01/2027*	10,000	9,400
General Electric Co.
5.16%, 09/15/2022(1)	25,000	21,905
		39,830
Office/Business Equip — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	25,000	21,079
Oil & Gas — 0.6%
Alberta Energy Co., Ltd.
8.13%, 09/15/2030	5,000	5,756
Antero Resources Corp.
7.63%, 02/01/2029*	8,000	8,138
8.38%, 07/15/2026*	6,000	6,345
Apache Corp.
4.38%, 10/15/2028	25,000	22,750
5.10%, 09/01/2040	30,000	25,331

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
BP Capital Markets America, Inc.
3.12%, 05/04/2026	$ 16,000	$ 15,477
Callon Petroleum Co.
7.50%, 06/15/2030*	35,000	32,321
8.00%, 08/01/2028*	20,000	19,212
9.00%, 04/01/2025*	10,000	10,600
Cenovus Energy, Inc.
6.75%, 11/15/2039	10,000	10,708
Centennial Resource Production LLC
5.38%, 01/15/2026*	35,000	31,501
6.88%, 04/01/2027*	25,000	23,742
Chord Energy Corp.
6.38%, 06/01/2026*	10,000	9,250
Comstock Resources, Inc.
5.88%, 01/15/2030*	20,000	17,200
6.75%, 03/01/2029*	15,000	13,432
Continental Resources, Inc.
2.88%, 04/01/2032*	100,000	78,092
4.38%, 01/15/2028	15,000	14,100
4.50%, 04/15/2023	25,000	25,086
4.90%, 06/01/2044	15,000	11,809
5.75%, 01/15/2031*	15,000	14,455
Devon Energy Corp.
7.95%, 04/15/2032	20,000	23,711
Devon Financing Co. LLC
7.88%, 09/30/2031	10,000	11,739
Diamondback Energy, Inc.
3.25%, 12/01/2026	49,000	47,894
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028*	30,000	28,317
Endeavor Energy Resources LP/EER Finance, Inc.
5.75%, 01/30/2028*	45,000	42,638
6.63%, 07/15/2025*	10,000	10,049
EQT Corp.
7.50%, 02/01/2030	15,000	16,012
Equinor ASA
5.10%, 08/17/2040	42,000	43,734
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 04/15/2030*	10,000	8,700
6.25%, 04/15/2032*	15,000	12,961
Nabors Industries, Inc.
5.75%, 02/01/2025	20,000	17,860
9.00%, 02/01/2025*	4,000	3,980
Nabors Industries, Ltd.
7.25%, 01/15/2026*	15,000	13,303
Occidental Petroleum Corp.
5.88%, 09/01/2025	5,000	4,978
6.13%, 01/01/2031	5,000	5,067
6.20%, 03/15/2040	101,000	99,485
6.45%, 09/15/2036	55,000	56,375
6.63%, 09/01/2030	10,000	10,300
Ovintiv, Inc.
6.50%, 08/15/2034	15,000	15,704
6.63%, 08/15/2037	5,000	5,265
7.38%, 11/01/2031	10,000	11,020
Precision Drilling Corp.
6.88%, 01/15/2029*	5,000	4,475
7.13%, 01/15/2026*	40,000	37,600
Rockcliff Energy II LLC
5.50%, 10/15/2029*	30,000	27,300
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
SM Energy Co.
6.50%, 07/15/2028	$ 20,000	$ 18,395
6.63%, 01/15/2027	10,000	9,350
6.75%, 09/15/2026	15,000	14,151
Southwestern Energy Co.
5.38%, 02/01/2029 to 03/15/2030	65,000	60,192
Transocean Pontus, Ltd.
6.13%, 08/01/2025*	9,225	8,458
Transocean Poseidon, Ltd.
6.88%, 02/01/2027*	18,750	16,688
Transocean, Inc.
11.50%, 01/30/2027*	15,000	14,080
Viper Energy Partners LP
5.38%, 11/01/2027*	20,000	19,118
		1,114,204
Oil & Gas Services — 0.0%
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026 to 09/01/2027	30,000	27,066
Packaging&Containers — 0.1%
Berry Global, Inc.
1.57%, 01/15/2026	42,000	37,498
1.65%, 01/15/2027	56,000	49,086
BWAY Holding Co.
5.50%, 04/15/2024*	30,000	28,650
7.25%, 04/15/2025*	15,000	13,087
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	25,000	25,500
Graphic Packaging International LLC
3.50%, 03/01/2029*	10,000	8,397
3.75%, 02/01/2030*	10,000	8,475
Intelligent Packaging Holdco Issuer LP
9.00%, 01/15/2026*(3)	10,000	8,808
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC
6.00%, 09/15/2028*	20,000	16,556
Mauser Packaging Solutions Holding Co.
8.50%, 04/15/2024*	5,000	4,928
WestRock MWV LLC
7.95%, 02/15/2031	1,000	1,197
8.20%, 01/15/2030	28,000	33,423
		235,605
Pharmaceuticals — 0.2%
Bausch Health Cos., Inc.
4.88%, 06/01/2028*	20,000	15,563
6.13%, 02/01/2027*	15,000	12,750
6.25%, 02/15/2029*	10,000	5,363
Becton Dickinson & Co.
3.70%, 06/06/2027	40,000	38,778
Bristol-Myers Squibb Co.
1.13%, 11/13/2027	15,000	13,213
3.40%, 07/26/2029	35,000	33,858
Elanco Animal Health, Inc.
6.40%, 08/28/2028	15,000	14,278
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 04/15/2025*	19,000	14,345
Option Care Health, Inc.
4.38%, 10/31/2029*	5,000	4,288

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Owens & Minor, Inc.
4.50%, 03/31/2029*	$ 25,000	$ 20,412
6.63%, 04/01/2030*	10,000	9,112
Viatris, Inc.
2.30%, 06/22/2027	35,000	30,295
Zoetis, Inc.
2.00%, 05/15/2030	5,000	4,196
3.90%, 08/20/2028	58,000	56,248
		272,699
Pipelines — 0.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
7.88%, 05/15/2026*	10,000	9,989
Boardwalk Pipelines LP
3.60%, 09/01/2032	12,000	10,175
Buckeye Partners LP
3.95%, 12/01/2026	5,000	4,392
4.50%, 03/01/2028*	20,000	16,841
5.85%, 11/15/2043	5,000	3,550
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	62,000	62,074
Cheniere Energy Partners LP
3.25%, 01/31/2032*	39,000	30,712
4.00%, 03/01/2031	15,000	12,755
DCP Midstream Operating LP
5.63%, 07/15/2027	15,000	14,528
6.75%, 09/15/2037*	20,000	19,025
DT Midstream, Inc.
4.30%, 04/15/2032*	25,000	22,920
El Paso Natural Gas Co. LLC
8.38%, 06/15/2032	30,000	35,097
Enbridge, Inc.
4.25%, 12/01/2026	13,000	12,882
Energy Transfer LP
6.63%, 08/15/2022(1)	85,000	62,418
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/2023	9,000	9,050
Energy Transfer Operating LP
2.90%, 05/15/2025	23,000	21,881
5.88%, 01/15/2024	37,000	37,747
6.50%, 02/01/2042	2,000	2,002
EnLink Midstream LLC
5.63%, 01/15/2028*	30,000	27,533
Enterprise Products Operating LLC
2.80%, 01/31/2030	76,000	66,692
4.25%, 02/15/2048	21,000	17,772
Hess Midstream Operations LP
4.25%, 02/15/2030*	10,000	8,376
5.50%, 10/15/2030*	10,000	8,975
5.63%, 02/15/2026*	25,000	23,813
Hess Midstream Partners LP
5.13%, 06/15/2028*	10,000	8,975
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	30,000	25,693
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	6,000	5,554
Kinder Morgan, Inc.
7.75%, 01/15/2032	24,000	28,071
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Kinetik Holdings LP
5.88%, 06/15/2030*	$ 70,000	$ 66,683
Rattler Midstream LP
5.63%, 07/15/2025*	10,000	9,994
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	50,000	47,734
5.00%, 03/15/2027	24,000	24,066
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/2028*	20,000	17,030
6.00%, 12/31/2030*	15,000	12,450
TransCanada Trust
5.30%, 03/15/2077	57,000	50,730
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033*	10,000	8,250
		846,429
Private Equity — 0.0%
KKR Group Finance Co. VI LLC
3.75%, 07/01/2029*	31,000	29,040
Real Estate — 0.0%
Realogy Group LLC/Realogy Co-Issuer Corp.
5.75%, 01/15/2029*	15,000	11,375
REITS — 0.3%
American Tower Corp.
2.70%, 04/15/2031	117,000	96,528
2.75%, 01/15/2027	14,000	12,821
2.90%, 01/15/2030	40,000	34,380
Crown Castle International Corp.
3.65%, 09/01/2027	20,000	18,905
3.80%, 02/15/2028	41,000	38,746
4.75%, 05/15/2047	7,000	6,348
Digital Realty Trust LP
4.45%, 07/15/2028	76,000	73,888
Equinix, Inc.
3.20%, 11/18/2029	68,000	60,578
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	25,000	20,056
5.25%, 06/01/2025	10,000	9,807
iStar, Inc.
4.25%, 08/01/2025	90,000	83,025
4.75%, 10/01/2024	15,000	14,123
5.50%, 02/15/2026	15,000	14,113
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	25,000	20,182
4.75%, 06/15/2029*	25,000	19,234
5.25%, 10/01/2025*	5,000	4,525
Prologis LP
2.25%, 04/15/2030	14,000	12,145
Service Properties Trust
7.50%, 09/15/2025	5,000	4,581
VICI Properties LP
4.75%, 02/15/2028	36,000	34,361
VICI Properties LP/VICI Note Co., Inc.
3.75%, 02/15/2027*	14,000	12,314
Weyerhaeuser Co.
7.38%, 03/15/2032	8,000	9,278
		599,938

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*	$ 30,000	$ 26,100
4.00%, 10/15/2030*	15,000	12,181
4.38%, 01/15/2028*	20,000	17,486
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030*	42,000	36,348
3.55%, 07/26/2027*	40,000	37,357
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	10,000	8,263
AutoNation, Inc.
2.40%, 08/01/2031	30,000	23,207
BCPE Ulysses Intermediate, Inc.
7.75%, 04/01/2027*(3)	10,000	6,150
Beacon Roofing Supply, Inc.
4.13%, 05/15/2029*	10,000	8,132
4.50%, 11/15/2026*	15,000	13,523
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	10,000	7,642
IRB Holding Corp.
7.00%, 06/15/2025*	10,000	9,750
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/2027*	10,000	9,617
L Brands, Inc.
6.63%, 10/01/2030*	30,000	25,660
6.75%, 07/01/2036	10,000	8,012
7.50%, 06/15/2029	15,000	13,651
9.38%, 07/01/2025*	3,000	3,043
LBM Acquisition LLC
6.25%, 01/15/2029*	15,000	9,657
Macy's Retail Holdings LLC
5.88%, 03/15/2030*	5,000	4,195
6.13%, 03/15/2032*	10,000	8,332
Rite Aid Corp.
7.50%, 07/01/2025*	28,000	22,820
8.00%, 11/15/2026*	5,000	3,900
Staples, Inc.
7.50%, 04/15/2026*	65,000	54,730
Victoria's Secret & Co.
4.63%, 07/15/2029*	30,000	22,605
White Cap Buyer LLC
6.88%, 10/15/2028*	15,000	12,000
Yum! Brands, Inc.
3.63%, 03/15/2031	10,000	8,400
4.75%, 01/15/2030*	15,000	13,613
5.38%, 04/01/2032	5,000	4,592
		430,966
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.88%, 01/15/2027	70,000	67,445
Broadcom, Inc.
3.19%, 11/15/2036*	51,000	38,917
4.15%, 11/15/2030	55,000	50,514
4.93%, 05/15/2037*	73,000	65,681
Microchip Technology, Inc.
4.33%, 06/01/2023	24,000	24,016
		246,573
Security Description	Shares or Principal Amount	Value

Software — 0.3%
Boxer Parent Co., Inc.
7.13%, 10/02/2025*	$ 5,000	$ 4,750
Central Parent, Inc./Central Merger Sub, Inc.
7.25%, 06/15/2029*	10,000	9,660
Clarivate Science Holdings Corp.
4.88%, 07/01/2029*	35,000	28,735
Microsoft Corp.
2.40%, 08/08/2026	10,000	9,623
2.92%, 03/17/2052	31,000	24,640
Minerva Merger Sub, Inc.
6.50%, 02/15/2030*	30,000	24,900
Oracle Corp.
3.65%, 03/25/2041	85,000	63,640
3.95%, 03/25/2051	15,000	11,086
Rocket Software, Inc.
6.50%, 02/15/2029*	50,000	36,441
salesforce.com, Inc.
2.90%, 07/15/2051	51,000	38,853
3.05%, 07/15/2061	71,000	52,384
ServiceNow, Inc.
1.40%, 09/01/2030	49,000	38,440
Twilio, Inc.
3.63%, 03/15/2029	25,000	21,017
3.88%, 03/15/2031	10,000	8,228
Workday, Inc.
3.70%, 04/01/2029	25,000	23,428
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 02/01/2029*	65,000	54,810
		450,635
Telecommunications — 0.5%
AT&T, Inc.
2.30%, 06/01/2027	105,000	95,890
2.55%, 12/01/2033	81,000	65,922
4.35%, 03/01/2029	48,000	47,358
4.75%, 05/15/2046	7,000	6,516
CommScope Finance LLC
8.25%, 03/01/2027*	10,000	7,905
CommScope Technologies LLC
6.00%, 06/15/2025*	8,000	6,920
CommScope, Inc.
6.00%, 03/01/2026*	10,000	9,192
Embarq Corp.
8.00%, 06/01/2036	20,000	15,021
Frontier Communications Corp.
5.88%, 10/15/2027*	15,000	13,499
6.75%, 05/01/2029*	30,000	24,675
Level 3 Financing, Inc.
4.25%, 07/01/2028*	5,000	4,041
5.25%, 03/15/2026	270,000	254,475
Sprint Capital Corp.
6.88%, 11/15/2028	35,000	36,803
Sprint Corp.
7.63%, 03/01/2026	15,000	15,804
T-Mobile USA, Inc.
2.55%, 02/15/2031	45,000	37,965
2.63%, 02/15/2029	10,000	8,418
2.88%, 02/15/2031	10,000	8,238
3.75%, 04/15/2027	79,000	76,089
3.88%, 04/15/2030	7,000	6,551
4.75%, 02/01/2028	30,000	29,076
5.38%, 04/15/2027	5,000	4,944

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Verizon Communications, Inc.
3.70%, 03/22/2061	$ 47,000	$ 37,228
4.13%, 03/16/2027	15,000	14,976
4.33%, 09/21/2028	91,000	90,581
		918,087
Toys/Games/Hobbies — 0.0%
Mattel, Inc.
3.38%, 04/01/2026*	5,000	4,587
3.75%, 04/01/2029*	15,000	13,479
		18,066
Transportation — 0.0%
Watco Cos. LLC/Watco Finance Co.
6.50%, 06/15/2027*	60,000	54,930
Trucking&Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/2026*	13,000	12,348
4.40%, 07/01/2027*	115,000	112,893
		125,241
Total Corporate Bonds & Notes (cost $18,395,377)		16,043,164
CONVERTIBLE BONDS & NOTES — 0.0%
Media — 0.0%
DISH Network Corp.
3.38%, 08/15/2026	10,000	6,755
Oil & Gas — 0.0%
Nabors Industries, Inc.
0.75%, 01/15/2024	20,000	18,200
Transocean, Inc.
0.50%, 01/30/2023	9,000	8,578
		26,778
Total Convertible Bonds & Notes (cost $34,250)		33,533
LOANS(4)(5)(6) — 0.3%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc. FRS
5.12%, (3 ML+ 4.74%), 08/21/2026	24,375	20,787
Airlines — 0.0%
AAdvantage Loyalty LP, Ltd. FRS
6.38%, (3 ML+ 5.81%), 04/20/2028	5,000	4,762
United Airlines, Inc. FRS
5.39%, (3 ML+ 5.39%), 04/21/2028	14,850	13,707
		18,469
Auto Parts&Equipment — 0.1%
Adient US LLC FRS
4.92%, (1 ML+ 3.25%), 04/10/2028	9,925	9,214
Clarios Global LP FRS
5.04%, (1 ML+ 4.92%), 04/30/2026	30,000	27,825
		37,039
Building Materials — 0.0%
CP Atlas Buyer, Inc. FRS
5.55%, (1 ML+ 5.42%), 11/23/2027	25,680	22,367
Security Description	Shares or Principal Amount	Value

Chemicals — 0.0%
Starfruit US HoldCo. LLC FRS
4.65%, (3 ML+ 5.25%), 10/01/2025	$ 11,702	$ 11,023
Commercial Services — 0.0%
Pecf Uss Intermediate Hldg Iii Term Loan B FRS
6.12%, (3 ML+ 5.92%), 12/15/2028	24,937	22,456
Energy-Alternate Sources — 0.0%
CQP Holdco LP
6.13%, (3 ML+ 6.00%), 06/05/2028	19,800	18,707
Engineering & Construction — 0.0%
Brand Industrial Services, Inc. FRS
6.40%, (3 ML+ 5.25%), 06/21/2024(2)	39,695	34,207
Entertainment — 0.0%
AMC Entertainment Holdings, Inc. FRS
4.21%, (1 ML+ 4.20%), 04/22/2026	14,822	12,432
Environmental Control — 0.0%
GFL Environmental, Inc. FRS
4.63%, (3 ML+ 4.24%), 05/30/2025	12,499	12,177
Robertshaw US Holding Corp. FRS
9.61%, (1 ML+ 9.69%), 02/28/2026	10,000	6,500
		18,677
Healthcare-Services — 0.1%
Global Medical Response, Inc. FRS
6.05%, (3 ML+ 5.25%), 10/02/2025	34,475	31,975
One Call Corp. FRS
7.88%, (3 ML+ 6.69%), 04/22/2027	9,825	7,811
Quorum Health Corp. FRS
9.43%, (3 ML+ 8.75%), 04/29/2025	25,866	17,589
		57,375
Insurance — 0.0%
Asurion LLC FRS
5.05%, (1 ML+ 4.92%), 07/31/2027	9,950	8,980
6.92%, (1 ML+ 5.25%), 01/20/2029	10,000	8,487
HUB International, Ltd. FRS
4.89%, (3 ML+ 4.35%), 04/25/2025	4,962	4,689
		22,156
Internet — 0.0%
Arches Buyer, Inc. FRS
4.88%, (1 ML+ 4.92%), 12/06/2027	14,638	13,321
Proofpoint, Inc. FRS
6.25%, (1 ML+ 7.82%), 08/31/2029	10,000	9,350
		22,671
Leisure Time — 0.0%
MajorDrive Holdings IV LLC FRS
5.80%, (3 ML+ 5.63%), 06/01/2028	19,825	17,810
Machinery-Constr&Mining — 0.0%
Vertiv Group Corp. FRS
4.62%, (1 ML+ 3.87%), 03/02/2027	29,180	27,137
Machinery-Diversified — 0.0%
Titan Acquisition, Ltd. FRS
5.25%, (3 ML+ 5.88%), 03/28/2025	29,126	26,635
Vertical US Newco, Inc. FRS
4.02%, (3 ML+ 3.50%), 07/30/2027	9,925	9,280
		35,915

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
LOANS (continued)
Media — 0.0%
DirecTV Financing LLC FRS
6.80%, (3 ML+ 6.67%), 08/02/2027	$ 19,100	$ 17,552
iHeartCommunications, Inc. FRS
5.12%, (1 ML+ 4.92%), 05/01/2026	13,374	12,396
		29,948
Packaging&Containers — 0.0%
Klockner Pentaplast of America, Inc. FRS
6.62%, (6 ML+ 5.55%), 02/12/2026	9,900	8,341
Retail — 0.0%
IRB Holding Corp. FRS
4.73%, (SOFR+ 4.24%), 12/15/2027	4,938	4,691
PetSmart, Inc. FRS
4.50%, (3 ML+ 3.75%), 02/11/2028	15,000	14,053
White Cap Buyer LLC FRS
5.57%, (SOFR+ 5.28%), 10/19/2027	14,775	13,538
		32,282
Software — 0.1%
Ascend Learning Llc 2021 2nd Lien Term Loan FRS
7.62%, (1 ML+ 7.42%), 12/10/2029	10,000	9,025
Epicor Software Corp. FRS
9.54%, (1 ML+ 9.42%), 07/31/2028	10,000	9,656
Greeneden US Holdings II LLC FRS
5.80%, (1 ML+ 5.67%), 12/01/2027	14,812	14,116
Rocket Software, Inc. FRS
5.92%, (1 ML+ 5.92%), 11/28/2025	9,900	9,202
Solera LLC FRS
5.67%, (1 ML+ 4.00%), 06/02/2028	14,900	13,722
The Ultimate Software Group, Inc. FRS
7.62%, (3 ML+ 6.21%), 05/03/2027	10,000	9,169
		64,890
Total Loans (cost $592,579)		534,689
ASSET BACKED SECURITIES — 0.0%
Other Asset Backed Securities — 0.0%
Towd Point Mtg. Trust FRS
Series 2018-SL1, Class A 2.22%, (1 ML+0.60%), 01/25/2046* (cost $21,750)	21,838	21,701
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0%
Commercial and Residential — 2.2%
AREIT Trust FRS
Series 2021-CRE5, Class A 2.60%, (1 ML+1.08%), 11/17/2038*	90,733	87,544
Banc of America Commercial Mtg. Trust VRS
Series 2005-1, Class XW Zero Coupon, 11/10/2042*(2)(7)	232,932	2
Barclays Commercial Mtg. Trust
Series 2019-C3, Class C 4.18%, 05/15/2052	199,000	178,772
CD Commercial Mtg. Trust VRS
Series 2016-CD1, Class XA 1.50%, 08/10/2049(2)(7)	240,219	10,072
CD Mtg. Trust VRS
Series 2017-CD5, Class C 4.27%, 08/15/2050(2)	56,000	51,117
Series 2017-CD6, Class C 4.41%, 11/13/2050(2)	57,000	52,032
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Citigroup Commercial Mtg. Trust VRS
Series 2012-GC8, Class XA 1.47%, 09/10/2045*(2)(7)	$ 51,032	$ 2
Series 2013-GC11, Class C 4.13%, 04/10/2046(2)	82,000	81,027
Series 2015-P1, Class C 4.51%, 09/15/2048(2)	37,000	34,984
Series 2014-GC21, Class C 4.78%, 05/10/2047(2)	68,000	65,583
Series 2014-GC19, Class D 5.26%, 03/10/2047*(2)	30,000	28,965
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2005-2, Class 1A2A 2.79%, 05/25/2035(2)	6,822	6,716
Commercial Mtg. Trust VRS
Series 2014-UBS6, Class XA 1.00%, 12/10/2047(2)(7)	336,362	5,543
Series 2013-CR11, Class XA 1.07%, 08/10/2050(2)(7)	432,591	3,460
Series 2014-CR19, Class XA 1.09%, 08/10/2047(2)(7)	454,132	7,048
Series 2014-CR17, Class XA 1.11%, 05/10/2047(2)(7)	170,827	2,304
Series 2014-CR20, Class XA 1.13%, 11/10/2047(2)(7)	512,435	9,058
Series 2013-LC13, Class XA 1.14%, 08/10/2046(2)(7)	176,729	1,445
Series 2014-UBS4, Class XA 1.25%, 08/10/2047(2)(7)	265,047	4,396
Series 2013-CR6, Class D 4.22%, 03/10/2046*(2)	36,000	35,002
Series 2015-CR23, Class C 4.43%, 05/10/2048(2)	59,000	55,848
Series 2015-LC21, Class B 4.48%, 07/10/2048(2)	127,000	122,466
Series 2014-UBS6, Class C 4.59%, 12/10/2047(2)	18,000	17,294
Series 2013-CR11, Class AM 4.72%, 08/10/2050(2)	12,000	12,024
Series 2014-CR17, Class C 4.94%, 05/10/2047(2)	198,000	191,930
Series 2010-C1, Class D 5.99%, 07/10/2046*(2)	75,241	73,963
Credit Suisse Mtg. Capital Certs. VRS
Series 2007-C1, Class AX 0.75%, 02/15/2040*(2)(7)	26,808	91
Series 2006-C4, Class AX 1.08%, 09/15/2039*(2)(7)	115	1
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class AS 3.28%, 09/15/2052	82,000	74,389
CSAIL Commercial Mtg. Trust VRS
Series 2015-C1, Class XA 0.96%, 04/15/2050(2)(7)	923,296	14,604
Series 2016-C7, Class AS 3.96%, 11/15/2049(2)	64,000	61,795
Series 2015-C1, Class C 4.40%, 04/15/2050(2)	81,000	71,562
CSMC Trust VRS
Series 2016-NXSR, Class C 4.60%, 12/15/2049(2)	37,000	29,320

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
DBUBS Mtg. Trust VRS
Series 2011-LC3A, Class D 5.55%, 08/10/2044*(2)	$ 99,489	$ 93,400
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2022-DNA5, Class M1A 3.73%, (SOFR30A+2.95%), 06/25/2042*	10,000	10,006
GS Mtg. Securities Corp. II
Series 2013-GC10, Class AS 3.28%, 02/10/2046	135,000	134,122
GS Mtg. Securities Corp. II VRS
Series 2013-GC10, Class XA 1.61%, 02/10/2046(2)(7)	656,263	3,004
GS Mtg. Securities Corp. Trust VRS
Series 2012-GCJ9, Class C 4.45%, 11/10/2045*(2)	130,000	128,484
GS Mtg. Securities Trust
Series 2013-GC10, Class B 3.68%, 02/10/2046*	32,000	31,692
GS Mtg. Securities Trust VRS
Series 2015-GC30, Class C 4.21%, 05/10/2050(2)	45,000	42,840
Series 2014-GC22, Class C 4.84%, 06/10/2047(2)	54,000	52,455
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C17, Class XA 0.88%, 01/15/2047(2)(7)	602,113	4,916
Series 2014-C22, Class C 4.70%, 09/15/2047(2)	19,000	17,374
Series 2014-C19, Class C 4.81%, 04/15/2047(2)	12,000	11,565
Series 2013-C15, Class B 4.93%, 11/15/2045(2)	38,000	37,797
Series 2013-C15, Class C 5.36%, 11/15/2045(2)	105,000	103,786
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2013-LC11, Class AS 3.22%, 04/15/2046	22,000	21,707
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 4.23%, 07/15/2045(2)	50,000	49,125
Series 2014-C20, Class B 4.40%, 07/15/2047(2)	135,000	131,922
Series 2012-C6, Class D 5.11%, 05/15/2045(2)	57,000	54,503
Series 2013-C16, Class C 5.17%, 12/15/2046(2)	33,000	32,443
Legacy Mtg. Asset Trust
Series 2020-GS5, Class A1 3.25%, 06/25/2060*(8)	117,519	115,694
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class B 3.93%, 11/15/2045	69,000	68,900
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C17, Class XA 1.19%, 08/15/2047(2)(7)	82,676	1,204
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2013-C8, Class B 3.65%, 12/15/2048(2)	$ 33,000	$ 32,707
Series 2014-C17, Class C 4.64%, 08/15/2047(2)	85,000	81,376
Series 2012-C5, Class E 4.81%, 08/15/2045*(2)	67,000	66,419
Series 2013-C13, Class B 4.91%, 11/15/2046(2)	53,000	52,553
Series 2013-C12, Class C 4.92%, 10/15/2046(2)	55,000	52,025
Series 2014-C14, Class C 5.21%, 02/15/2047(2)	72,000	71,448
Morgan Stanley Capital I Trust VRS
Series 2016-BNK2, Class C 4.02%, 11/15/2049(2)	102,000	90,494
Series 2018-L1, Class A4 4.41%, 10/15/2051(2)	85,000	85,117
Series 2011-C3, Class D 5.25%, 07/15/2049*(2)	43,000	41,356
Shelter Growth CRE Issuer, Ltd. FRS
Series 2021-FL3, Class A 2.40%, (1 ML+1.08%), 09/15/2036*	96,134	93,694
UBS-Barclays Commercial Mtg. Trust VRS
Series 2012-C3, Class C 5.19%, 08/10/2049*(2)	25,000	24,958
Verus Securitization Trust VRS
Series 2020-INV1, Class A1 1.98%, 03/25/2060*(2)	24,407	23,935
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2004-AR12, Class A2B 2.54%, (1 ML+0.92%), 10/25/2044	14,914	13,517
Wells Fargo Commercial Mtg. Trust
Series 2016-BNK1, Class AS 2.81%, 08/15/2049	83,000	77,028
Series 2019-C50, Class B 4.19%, 05/15/2052	50,000	46,902
Wells Fargo Commercial Mtg. Trust VRS
Series 2020-C57, Class C 4.16%, 08/15/2053(2)	82,000	73,613
Series 2012-LC5, Class D 4.87%, 10/15/2045*(2)	34,000	33,688
WF-RBS Commercial Mtg. Trust
Series 2012-C10, Class AS 3.24%, 12/15/2045	93,000	92,242
Series 2013-C11, Class AS 3.31%, 03/15/2045	63,000	62,579
WF-RBS Commercial Mtg. Trust VRS
Series 2013-C11, Class XA 1.25%, 03/15/2045*(2)(7)	179,859	460
Series 2012-C10, Class XA 1.61%, 12/15/2045*(2)(7)	141,614	132
Series 2012-C9, Class XA 1.98%, 11/15/2045*(2)(7)	60,193	3
Series 2013-C18, Class AS 4.39%, 12/15/2046(2)	67,000	66,440
Series 2013-C12, Class C 4.46%, 03/15/2048(2)	65,000	64,443
Series 2012-C10, Class C 4.49%, 12/15/2045(2)	18,000	16,783
Series 2012-C7, Class D 4.69%, 06/15/2045*(2)	55,000	25,575

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2014-C19, Class B 4.72%, 03/15/2047(2)	$ 86,000	$ 84,185
Series 2012-C9, Class D 4.98%, 11/15/2045*(2)	51,000	49,930
Series 2011-C3, Class D 5.41%, 03/15/2044*(2)	26,242	11,179
		3,972,079
U.S. Government Agency — 0.8%
Fannie Mae Connecticut Avenue Securities FRS
Series 2014-C02, Class 2M2 4.22%, (1 ML+2.60%), 05/25/2024	14,715	14,716
Series 2015-C01, Class 1M2 5.92%, (1 ML+4.30%), 02/25/2025	2,437	2,463
Series 2016-C03, Class 1M2 6.92%, (1 ML+5.30%), 10/25/2028	4,202	4,334
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2022-DNA2, Class M1A 2.23%, (SOFR30A+1.30%), 02/25/2042*	91,625	89,521
Series 2018-HRP2, Class M3AS 2.62%, (1 ML+1.00%), 02/25/2047*	270,880	266,320
Series 2022-DNA1, Class M1B 2.78%, (SOFR30A+1.85%), 01/25/2042*	21,000	18,842
Series 2021-DNA2, Class M2 3.23%, (SOFR30A+2.30%), 08/25/2033*	73,000	69,006
Series 2018-HRP2, Class M3 4.02%, (1 ML+2.40%), 02/25/2047*	113,000	111,099
Federal Home Loan Mtg. Corp., REMIC FRS
13.56%, (-2.56*1 ML+16.95%), 06/15/2034(9)	2,172	2,205
15.89%, (-3.00*1 ML+19.86%), 03/15/2035(9)	11,421	13,377
18.94%, (-3.67*1 ML+23.80%), 11/15/2035(9)	6,505	8,242
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2021-R01, Class 1M1 1.68%, (SOFR30A+0.75%), 10/25/2041*	5,122	5,072
Series 2021-R02, Class 2M1 1.83%, (SOFR30A+0.90%), 11/25/2041*	8,922	8,717
Series 2018-C05, Class 1ED1 2.27%, (1 ML+0.65%), 01/25/2031	6,573	6,464
Series 2017-C07, Class 1EB2 2.62%, (1 ML+1.00%), 05/25/2030	16,070	15,979
Series 2017-C02, Class 2ED3 2.97%, (1 ML+1.35%), 09/25/2029	6,352	6,314
Series 2020-R01, Class 1M2 3.67%, (1 ML+2.05%), 01/25/2040*	7,704	7,540
Series 2018-R07, Class 1M2 4.02%, (1 ML+2.40%), 04/25/2031*	12,299	12,244
Series 2019-R01, Class 2M2 4.07%, (1 ML+2.45%), 07/25/2031*	17,260	17,154
Series 2017-C01, Class 1M2 5.17%, (1 ML+3.55%), 07/25/2029	121,648	124,240
Series 2017-C02, Class 2M2C 5.27%, (1 ML+3.65%), 09/25/2029	16,000	16,069
Series 2016-C04, Class 1M2 5.87%, (1 ML+4.25%), 01/25/2029	119,001	121,394
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2016-C07, Class 2M2 5.97%, (1 ML+4.35%), 05/25/2029	$ 85,519	$ 88,424
Series 2016-C05, Class 2M2 6.07%, (1 ML+4.45%), 01/25/2029	119,116	124,099
Series 2014-C04, Class 1M2 6.52%, (1 ML+4.90%), 11/25/2024	78,019	80,222
Series 2013-C01, Class M2 6.87%, (1 ML+5.25%), 10/25/2023	2,669	2,743
Series 2015-C04, Class 2M2 7.17%, (1 ML+5.55%), 04/25/2028	4,440	4,585
Series 2015-C04, Class 1M2 7.32%, (1 ML+5.70%), 04/25/2028	16,758	17,495
Series 2016-C02, Class 1M2 7.62%, (1 ML+6.00%), 09/25/2028	54,189	56,311
Series 2016-C01, Class 1M2 8.37%, (1 ML+6.75%), 08/25/2028	11,960	12,562
Series 2016-C01, Class 2M2 8.57%, (1 ML+6.95%), 08/25/2028	17,752	18,601
Federal National Mtg. Assoc., REMIC FRS
Series 2006-8, Class HP 18.61%, (1 ML+24.57%), 03/25/2036(9)	6,335	7,959
Federal National Mtg. Assoc., REMIC VRS
Series 2001-50, Class BI 0.38%, 10/25/2041(2)(7)	35,071	154
		1,354,467
Total Collateralized Mortgage Obligations (cost $5,998,131)		5,326,546
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 7.0%
U.S. Government — 2.0%
United States Treasury Bonds
1.88%, 02/15/2051	890,000	673,445
2.75%, 08/15/2042(10)	1,460,000	1,317,080
United States Treasury Notes
0.63%, 10/15/2024	100,000	94,824
1.13%, 02/28/2025	90,000	85,746
1.38%, 11/15/2031	140,000	121,778
1.50%, 02/15/2030	260,000	233,990
1.63%, 02/15/2026 to 05/15/2031	420,000	395,622
1.75%, 12/31/2024	300,000	291,012
2.25%, 11/15/2027	80,000	76,825
2.38%, 08/15/2024	180,000	177,778
		3,468,100
U.S. Government Agency — 5.0%
Federal Home Loan Mtg. Corp.
5.50%, 06/01/2035	1,427	1,530
7.50%, 10/01/2029	1,369	1,440
Federal National Mtg. Assoc.
3.00%, 09/01/2046 to 10/01/2046	265,132	251,399
3.50%, 01/01/2047	20,117	19,701
4.00%, 04/01/2049	168,838	169,179
6.00%, 06/01/2036	527	564
6.50%, 06/01/2036 to 11/01/2036	29,229	31,191
7.00%, 06/01/2033 to 04/01/2035	4,442	4,764
7.50%, 04/01/2024	708	720
Government National Mtg. Assoc.
3.50%, July 30 TBA	1,000,000	973,086
6.50%, 08/20/2037 to 09/20/2037	7,790	8,493
Uniform Mtg. Backed Securities
2.00%, August 30 TBA	1,000,000	868,730
2.50%, August 30 TBA	3,000,000	2,699,412

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
3.00%, September 30 TBA	$2,000,000	$ 1,862,617
3.50%, September 30 TBA	1,000,000	961,912
4.00%, September 30 TBA	1,000,000	985,430
		8,840,168
Total U.S. Government & Agency Obligations (cost $12,478,233)		12,308,268
MUNICIPAL SECURITIES — 0.0%
North Texas Tollway Authority Revenue Bonds
6.72%, 01/01/2049	25,000	33,681
Ohio State University Revenue Bonds
4.91%, 06/01/2040	15,000	16,292
State of California General Obligation Bonds
7.50%, 04/01/2034	30,000	38,505
Total Municipal Securities (cost $70,151)		88,478
UNAFFILIATED INVESTMENT COMPANIES — 0.3%
Exchange-Traded Funds — 0.3%
iShares Core MSCI Emerging Markets ETF	1,514	74,277
iShares MSCI Saudi Arabia ETF	1,671	69,162
SPDR S&P 500 Trust ETF	1,040	392,340
SPDR S&P MidCap 400 Trust ETF	64,315	52,927
Total Unaffiliated Investment Companies (cost $693,759)		588,706
ESCROWS AND LITIGATION TRUSTS — 0.0%
Seventy Seven Energy, Inc. 6.63%, 11/15/2019(11)	20,000	2
Vistra Energy Corp. CVR †(12)	1,362	1,726
Total Escrows and Litigation Trusts (cost $4)		1,728
WARRANTS — 0.2%
Banks — 0.0%
UBS AG - Yunnan Energy New Material Co., Ltd	1,400	52,377
Diversified Banking Inst — 0.1%
UBS AG - Centre Testing International Group Co., Ltd	22,635	78,479
Diversified Financial Services — 0.0%
UBS AG - Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	1,632	76,355
Machinery - Electrical — 0.1%
UBS AG - Shenzhen Inovance Technology Co., Ltd,	8,844	87,022
Total Warrants (cost $315,927)		294,233
Total Long-Term Investment Securities (cost $174,245,454)		170,706,140
SHORT-TERM INVESTMENTS — 1.5%
Commercial Paper — 1.5%
MetLife Short Term Funding LLC 1.33%, 07/12/2022	950,000	949,504
Security Description	Shares or Principal Amount	Value

Commercial Paper (continued)
National Bank of Canada 1.60%, 07/18/2022	$ 900,000	$ 899,263
Skandin Ens Banken AG 1.56%, 07/25/2022	900,000	899,001
Total Short-Term Investments (cost $2,747,998)		2,747,768
REPURCHASE AGREEMENTS — 5.4%
Agreement with Bank of America Securities LLC, bearing interest at 1.45% dated 06/30/2022, to be repurchased 07/01/2022 in the amount of $9,529,384 and collateralized by $9,660,000 of United States Treasury Notes, bearing interest at 3.13% due 11/15/2028 and having an approximate value of $9,719,972 (cost $9,529,000)	9,529,000	9,529,000
TOTAL INVESTMENTS (cost $186,522,452)	103.5%	182,982,908
Other assets less liabilities	(3.5)	(6,220,583)
NET ASSETS	100.0%	$176,762,325
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Putnam Asset Allocation Diversified Growth Portfolio has no right to demand registration of these securities. At June 30, 2022, the aggregate value of these securities was $8,555,554 representing 4.8% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(4)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	The SA Putnam Asset Allocation Diversified Growth Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates as of June 30, 2022. Senior loans are generally considered to be restrictive in that the SA Putnam Asset Allocation Diversified Growth Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(6)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(7)	Interest Only
(8)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2022.
(9)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2022.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

(11)	Securities classified as Level 3 (see Note 1).
(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Escrows and Litigation Trusts
Vistra Energy Corp. CVR	10/06/2016	$1,362	$0	$1,726	$0.00	0.00%
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
ADR—American Depositary Receipt
CDI—Chess Depositary Interest
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
FRS—Floating Rate Security
LSE—London Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
VRS—Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at June 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Total Return Swaps
Counterparty	Pay/ Recieve	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America N.A.	Pay	Alinma Bank	12-Month SOFR + 1.000%	monthly	6/20/2023	$114,530	$—	$ (5,279)	$ (5,279)
Bank of America N.A.	Pay	Alinma Bank	12-Month SOFR + 1.000	monthly	6/20/2023	108,007	—	(4,979)	(4,979)
Bank of America N.A.	Pay	Alinma Bank	12-Month SOFR + 1.000	monthly	6/23/2023	4,908	—	(226)	(226)
Bank of America N.A.	Pay	LeeJam AB	12-Month SOFR + 1.000	monthly	6/20/2023	7,965	—	(1,143)	(1,143)
							$—	$(11,627)	$(11,627)
SOFR—Secured Overnight Financing Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
17	Long	S&P 500 E-Mini Index	September 2022	$3,277,869	$3,221,075	$ (56,794)
19	Long	U.S. Treasury 2 Year Notes	September 2022	4,013,750	3,990,297	(23,453)
1	Long	U.S. Treasury Long Bonds	September 2022	140,898	138,624	(2,274)
3	Long	U.S. Treasury 5 Year Notes	September 2022	340,125	336,750	(3,375)
4	Long	U.S. Treasury Ultra Bonds	September 2022	632,625	617,375	(15,250)
29	Short	S&P 500 E-Mini Index	September 2022	5,331,063	5,494,775	(163,712)
1	Short	U.S. Treasury 10 Year Notes	September 2022	115,828	118,531	(2,703)
						$(267,561)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	USD	512,677	TWD	15,032,700	08/17/2022	$ —	$ (5,584)

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	DKK	632,700	USD	91,654	09/21/2022	$ 2,000	$ —
Goldman Sachs International	USD	1,398,311	CNH	9,422,100	08/17/2022	8,891	—
HSBC Bank PLC	USD	208,024	JPY	26,904,200	08/17/2022	—	(9,192)
JPMorgan Chase Bank, N.A.	NOK	450,600	USD	47,775	09/21/2022	1,948	—
	SGD	310,500	USD	224,236	08/17/2022	717	—
	USD	295,265	GBP	234,800	09/21/2022	—	(9,016)
	USD	8,211	KRW	10,360,400	08/17/2022	—	(167)
						2,665	(9,183)
Morgan Stanley & Co. International PLC	USD	80	CAD	100	07/20/2022	—	(2)
Natwest Markets PLC	SEK	2,050,900	USD	210,556	09/21/2022	9,415	—
	USD	562,313	JPY	72,709,300	08/17/2022	—	(24,964)
						9,415	(24,964)
State Street Bank & Trust Company	USD	424,351	CHF	404,300	09/21/2022	1,516	—
	USD	616,681	EUR	571,000	09/21/2022	—	(14,971)
	USD	13,670	ILS	43,900	07/20/2022	—	(1,092)
						1,516	(16,063)
Toronto Dominion Bank	HKD	598,900	USD	76,456	08/17/2022	31	—
UBS AG	USD	26,876	CAD	33,600	07/20/2022	—	(772)
Westpac Banking Corp.	AUD	638,500	USD	488,376	07/20/2022	47,613	—
	JPY	91,487,800	USD	705,033	08/17/2022	28,904	—
	USD	20,098	CAD	25,100	07/20/2022	—	(598)
						76,517	(598)
Unrealized Appreciation (Depreciation)						$ 101,035	$ (66,358)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$ 2,064,294	$ 355,615	$—	$ 2,419,909
Agriculture	1,438,861	277,510	—	1,716,371
Apparel	125,002	423,597	—	548,599
Auto Manufacturers	1,732,314	761,135	—	2,493,449
Banks	6,167,241	3,060,605	—	9,227,846
Beverages	1,590,900	459,289	—	2,050,189
Building Materials	522,644	487,731	—	1,010,375
Chemicals	1,456,144	637,213	—	2,093,357
Commercial Services	1,806,785	319,455	—	2,126,240
Computers	8,828,752	785,682	—	9,614,434
Cosmetics/Personal Care	2,398,208	407,353	—	2,805,561
Distribution/Wholesale	264,759	571,742	—	836,501
Diversified Finan Serv	2,175,046	256,966	—	2,432,012
Electric	2,975,217	641,949	—	3,617,166

Seasons Series Trust SA Putnam Asset Allocation Diversified Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Electrical Components & Equipment	$ 816,398	$ 100,771	$—	$ 917,169
Electronics	1,598,748	690,669	—	2,289,417
Engineering & Construction	135,272	187,022	—	322,294
Entertainment	294,691	233,757	—	528,448
Food	630,693	1,687,401	—	2,318,094
Gas	168,970	292,431	—	461,401
Hand/Machine Tools	7,692	151,981	—	159,673
Healthcare-Products	3,346,691	218,899	—	3,565,590
Healthcare-Services	1,395,381	474,189	—	1,869,570
Holding Companies-Divers	—	115,614	—	115,614
Home Builders	192,140	307,509	—	499,649
Home Furnishings	12,907	391,223	—	404,130
Insurance	3,574,902	1,212,268	—	4,787,170
Internet	9,963,276	1,107,706	—	11,070,982
Investment Companies	—	296,318	—	296,318
Iron/Steel	—	81,667	—	81,667
Machinery-Constr&Mining	121,796	71,235	—	193,031
Machinery-Diversified	664,634	232,053	—	896,687
Media	811,814	27,408	—	839,222
Metal Fabricate/Hardware	66,227	50,238	—	116,465
Mining	196,261	1,138,570	—	1,334,831
Miscellaneous Manufactur	934,527	24,403	—	958,930
Oil & Gas	3,414,316	1,876,240	—	5,290,556
Pharmaceuticals	7,791,338	2,691,972	—	10,483,310
Private Equity	—	265,694	—	265,694
Real Estate	583,837	423,448	—	1,007,285
REITS	3,612,890	326,476	—	3,939,366
Retail	5,284,634	1,319,558	—	6,604,192
Semiconductors	4,200,749	1,458,614	—	5,659,363
Software	11,458,688	337,236	—	11,795,924
Telecommunications	2,976,212	1,458,419	—	4,434,631
Toys/Games/Hobbies	—	345,754	—	345,754
Transportation	1,062,953	736,936	—	1,799,889
Other Industries	6,820,769	—	—	6,820,769
Corporate Bonds & Notes	—	16,043,164	—	16,043,164
Convertible Bonds & Notes	—	33,533	—	33,533
Loans	—	534,689	—	534,689
Asset Backed Securities	—	21,701	—	21,701
Collateralized Mortgage Obligations	—	5,326,546	—	5,326,546
U.S. Government & Agency Obligations	—	12,308,268	—	12,308,268
Municipal Securities	—	88,478	—	88,478
Unaffiliated Investment Companies	588,706	—	—	588,706
Escrows and Litigation Trusts	—	1,726	2	1,728
Warrants	—	294,233	—	294,233
Short-Term Investments	—	2,747,768	—	2,747,768
Repurchase Agreements	—	9,529,000	—	9,529,000
Total Investments at Value	$106,274,279	$76,708,627	$ 2	$182,982,908
Other Financial Instruments:†
Forward Foreign Currency Contracts	$ —	$ 101,035	$—	$ 101,035
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 11,627	$—	$ 11,627
Futures Contracts	267,561	—	—	267,561
Forward Foreign Currency Contracts	—	66,358	—	66,358
Total Other Financial Instruments	$ 267,561	$ 77,985	$—	$ 345,546
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.8%
Advertising — 0.4%
Trade Desk, Inc., Class A†	27,901	$ 1,168,773
Aerospace/Defense — 1.9%
Airbus SE	22,504	2,209,618
Teledyne Technologies, Inc.†	8,882	3,331,727
		5,541,345
Applications Software — 0.1%
Stripe, Inc., Class B†(1)(2)	10,760	247,910
Auto Manufacturers — 6.0%
Ferrari NV	16,164	2,965,771
Rivian Automotive, Inc., Class A†	331,135	8,523,415
Tesla, Inc.†	9,374	6,312,639
		17,801,825
Auto Parts&Equipment — 0.0%
Aurora Innovation, Inc.†	47,370	90,477
Biotechnology — 0.6%
Argenx SE ADR†	4,825	1,828,096
Commercial Services — 2.5%
Block, Inc. CDI†	15,679	966,162
Block, Inc., Class A†	6,245	383,818
Cintas Corp.	2,250	840,442
Global Payments, Inc.	13,631	1,508,134
MarketAxess Holdings, Inc.	2,058	526,868
TransUnion	25,635	2,050,544
Verisk Analytics, Inc.	5,705	987,478
		7,263,446
Computer Graphics — 0.1%
Canva, Inc.†(1)(2)	215	205,314
Computers — 8.4%
Apple, Inc.	182,330	24,928,158
Diversified Finan Serv — 4.9%
ANT International Co., Ltd. Class C†(1)(2)	366,711	722,421
Mastercard, Inc., Class A	20,251	6,388,785
Visa, Inc., Class A	37,165	7,317,417
		14,428,623
E-Commerce/Services — 0.1%
Maplebear, Inc. (dba Instacart) Non-Voting†(1)(2)	167	11,956
Maplebear, Inc. (dba Instacart) Voting†(1)(2)	3,211	229,875
		241,831
Electrical Components & Equipment — 0.6%
Generac Holdings, Inc.†	8,285	1,744,655
Entertainment Software — 0.6%
Epic Games, Inc.†(1)(2)	1,876	1,744,680
Healthcare-Products — 3.5%
Align Technology, Inc.†	5,736	1,357,539
Avantor, Inc.†	54,890	1,707,079
Insulet Corp.†	3,600	784,584
Intuitive Surgical, Inc.†	19,164	3,846,407
Stryker Corp.	14,108	2,806,504
		10,502,113
Healthcare-Services — 4.9%
HCA Healthcare, Inc.	5,926	995,924
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Humana, Inc.	5,940	$ 2,780,336
UnitedHealth Group, Inc.	21,145	10,860,706
		14,636,966
Internet — 25.1%
Airbnb, Inc., Class A†	10,631	947,010
Alphabet, Inc., Class A†	6,297	13,722,800
Alphabet, Inc., Class C†	5,760	12,599,712
Amazon.com, Inc.†	278,292	29,557,393
Booking Holdings, Inc.†	1,173	2,051,565
Coupang, Inc.†	68,309	870,940
DoorDash, Inc., Class A†	22,856	1,466,670
Expedia Group, Inc.†	16,531	1,567,635
Match Group, Inc.†	23,832	1,660,852
Meta Platforms, Inc., Class A†	17,208	2,774,790
Netflix, Inc.†	9,664	1,689,944
Sea, Ltd. ADR†	28,452	1,902,301
Snap, Inc., Class A†	131,057	1,720,778
Spotify Technology SA†	18,009	1,689,784
		74,222,174
Leisure Time — 0.2%
Peloton Interactive, Inc., Class A†	59,244	543,860
Lodging — 1.1%
Las Vegas Sands Corp.†	48,422	1,626,495
Wynn Resorts, Ltd.†	26,000	1,481,480
		3,107,975
Pharmaceuticals — 2.6%
AstraZeneca PLC ADR	13,653	902,053
Cigna Corp.	8,465	2,230,697
Eli Lilly & Co.	13,808	4,476,968
		7,609,718
Retail — 3.3%
Carvana Co.†	17,138	386,976
Chipotle Mexican Grill, Inc.†	2,455	3,209,323
Floor & Decor Holdings, Inc., Class A†	11,111	699,549
Lululemon Athletica, Inc.†	5,405	1,473,457
Ross Stores, Inc.	58,481	4,107,121
		9,876,426
Semiconductors — 4.8%
Advanced Micro Devices, Inc.†	45,050	3,444,974
ASML Holding NV	10,231	4,868,728
NVIDIA Corp.	39,761	6,027,370
		14,341,072
Software — 23.7%
Atlassian Corp. PLC, Class A†	8,974	1,681,728
Bill.com Holdings, Inc.†	5,928	651,724
Black Knight, Inc.†	39,030	2,552,172
Ceridian HCM Holding, Inc.†	14,088	663,263
Datadog, Inc., Class A†	10,671	1,016,306
Fiserv, Inc.†	37,766	3,360,041
HashiCorp, Inc., Class A†	3,817	112,372
Intuit, Inc.	17,143	6,607,598
Magic Leap, Inc., Class A†(1)(2)	2,188	26,258
Microsoft Corp.	143,336	36,812,985
MongoDB, Inc.†	5,752	1,492,644
Roper Technologies, Inc.	6,314	2,491,820
Salesforce, Inc.†	30,890	5,098,086
SentinelOne, Inc., Class A†	42,926	1,001,464

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ServiceNow, Inc.†	10,310	$ 4,902,611
Snowflake, Inc., Class A†	8,037	1,117,625
Twilio, Inc., Class A†	5,330	446,707
		70,035,404
Transportation — 1.4%
FedEx Corp.	12,220	2,770,396
Old Dominion Freight Line, Inc.	5,400	1,383,912
		4,154,308
Total Common Stocks (cost $266,375,987)		286,265,149
CONVERTIBLE PREFERRED STOCKS — 1.8%
Automotive - Cars & Lt. Trucks — 0.6%
GM Cruise Holdings LLC Class F†(1)(2)	33,800	980,200
GM Cruise Holdings LLC Series G†(1)(2)	17,766	515,214
Waymo LLC Series A-2†(1)(2)	4,915	450,814
		1,946,228
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	25	23,873
Canva, Inc. Series A-3†(1)(2)	5	4,775
		28,648
Computer Software — 0.1%
Formagrid, Inc. Series F†(1)(2)	2,702	407,624
E-Commerce/Services — 0.2%
Maplebear, Inc. (dba Instacart) Series A†(1)(2)	443	31,714
Maplebear, Inc. (dba Instacart) Series G†(1)(2)	6,559	469,559
Maplebear, Inc. (dba Instacart) Series I†(1)(2)	897	64,216
		565,489
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc. Series F†(1)(2)	8,833	275,325
Industrial Automation/Robotics — 0.4%
Nuro, Inc. Series C†(1)(2)	47,284	985,669
Nuro, Inc. Series D†(1)(2)	10,245	213,564
		1,199,233
Internet — 0.2%
Rappi, Inc. Series E†(1)(2)	9,191	473,612
Recycling — 0.2%
Redwood Materials, Inc. Series C†(1)(2)	9,878	515,138
Total Convertible Preferred Stocks (cost $4,731,555)		5,411,297
Total Long-Term Investment Securities (cost $271,107,542)		291,676,446
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%
Unaffiliated Investment Companies — 0.9%
T. Rowe Price Government Reserve Fund 1.34%(3) (cost $2,711,599)	2,711,599	$ 2,711,599
TOTAL INVESTMENTS (cost $273,819,141)	99.5%	294,388,045
Other assets less liabilities	0.5	1,380,595
NET ASSETS	100.0%	$295,768,640
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd. Class C	06/07/2018	366,711	$1,397,675	$ 722,421	$ 1.97	0.25%
Canva, Inc.	12/17/2021	215	366,395	205,314	954.95	0.07
Epic Games, Inc.
	06/18/2020	1,420	816,500
	03/29/2021	456	403,560
		1,876	1,220,060	1,744,680	930.00	0.59
Magic Leap, Inc., Class A	09/21/2021	2,188	1,064,504	26,258	12.00	0.01
Maplebear, Inc. (dba Instacart) Non-Voting	08/07/2020	167	7,738	11,956	71.59	0.00
Maplebear, Inc. (dba Instacart) Voting	08/07/2020	3,211	148,778	229,875	71.59	0.08
Stripe, Inc., Class B	12/17/2019	10,760	168,824	247,910	23.04	0.08
Convertible Preferred Stocks
Canva, Inc. Series A	12/17/2021	25	42,604	28,873	954.95	0.01
Canva, Inc. Series A-3	12/17/2021	5	8,521	4,775	954.95	0.00
Formagrid, Inc. Series F	12/08/2021	2,702	506,043	407,624	150.86	0.14
GM Cruise Holdings LLC Class F	05/04/2019	33,800	616,850	980,200	29.00	0.33
GM Cruise Holdings LLC Series G	01/21/2021	17,766	468,134	515,214	29.00	0.18
Maplebear, Inc. (dba Instacart) Series A	11/18/2020	443	27,028	31,714	71.59	0.01
Maplebear, Inc. (dba Instacart) Series G	07/02/2020	6,559	315,435	469,559	71.59	0.16
Maplebear, Inc. (dba Instacart) Series I	02/26/2021	897	112,125	64,216	71.59	0.02

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Nuro, Inc.
Series C	10/30/2020	31,464	$410,750
	03/02/2021	15,820	206,524
		47,284	617,274	$ 985,669	$ 20.85	0.33%
Nuro, Inc. Series D	10/29/2021	10,245	213,564	213,564	20.85	0.07
Rappi, Inc.
Series E	09/08/2020	3,782	225,960
	09/24/2020	5,409	323,166
		9,191	549,126	473,612	51.53	0.17
Redwood Materials, Inc. Series C	05/28/2021	9,878	468,252	515,138	52.15	0.17
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Sila Nanotechnologies, Inc. Series F	01/07/2021	8,833	$364,563	$ 275,325	$ 31.17	0.09%
Waymo LLC Series A-2	05/08/2020	4,915	422,037	450,814	91.72	0.15
				$8,599,712		2.91%
(3)	The rate shown is the 7-day yield as of June 30, 2022.
ADR—American Depositary Receipt
CDI—Chess Depositary Interest

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$ 3,331,727	$2,209,618	$ —	$ 5,541,345
Applications Software	—	—	247,910	247,910
Commercial Services	6,297,284	966,162	—	7,263,446
Computer Graphics	—	—	205,314	205,314
Diversified Finan Serv	13,706,202	—	722,421	14,428,623
E-Commerce/Services	—	—	241,831	241,831
Entertainment Software	—	—	1,744,680	1,744,680
Software	70,009,146	—	26,258	70,035,404
Other Industries	186,556,596	—	—	186,556,596
Convertible Preferred Stocks	—	—	5,411,297	5,411,297
Short-Term Investments	2,711,599	—	—	2,711,599
Total Investments at Value	$282,612,554	$3,175,780	$8,599,711	$294,388,045
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2022	$ 3,747,609	$ 5,625,976
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	128,131	136,649
Change in unrealized depreciation(1)	(687,326)	(351,328)
Net purchases	—	—
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of June 30, 2022	$ 3,188,414	$ 5,411,297
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2022 includes:
Common Stocks	Convertible Preferred Securities
$(559,195)	$(214,678)

Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at June 30, 2022.
The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at June 30, 2022	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$1,744,680	Market Approach	Transaction Price*	$930
	$241,831	Market Approach	Primary Transaction Price*	$125
			Secondary Transaction Price*	$118.75
			EBITDA Multiple*	22.77x
			Discount for Lack of Marketability	10.0%
	$205,314	Market Approach	Primary Transaction Price*	$1,704.16
			Sales Multiple*	12.6x
			Gross Profit Multiple*	16.5x
			Discount for Lack of Marketability	10.0%
	$247,910	Market Approach	Gross Profit Multiple*	19.05x
			Discount for Lack of Marketability	10.0%
	$722,421	Market Approach	Exchange Rate Utilized HKD to USD	6.6862
			Price to Earnings Multiple*	12.8x
			Discount for Lack of Marketability	10.0%
	$26,258	Market Approach &	Transaction Price*	$19.20
		Cost Approach	Tangible Book Value*	$0
Convertible Preferred Securities	$3,145,461	Market Approach	Transaction Price*	$20.84572 - $91.722 ($34.8806)#
	$565,489	Market Approach	Primary Transaction Price*	$125
			Secondary Transaction Price*	118.75
			EBITDA Multiple*	22.77x
			Discount for Lack of Marketability	10.0%
	$28,649	Market Approach	Primary Transaction Price*	$1,704.16
			Sales Multiple*	12.6x
			Gross Profit Multiple*	16.5x
			Discount for Lack of Marketability	10.0%
	$407,624	Market Approach	Primary Transaction Price*	$187.28
			Sales Multiple*	13.9x
			Gross Profit Multiple*	17.4x
			Discount for Lack of Marketability	10.0%
	$473,612	Market Approach	Primary Transaction Price*	$64.42
			Sales Multiple*	4.05x
			Gross Merchandise Volume Multiple*	0.6x
			Discount for Lack of Marketability	10.0%
	$515,138	Market Approach	Primary Transaction Price*	$47.40
			Sales Multiple*	4.7x
			Discount for Cost of Capital/Risk	25.0%
			Discount for Lack of Marketability	10.0%
	$275,325	Market Approach	Primary Transaction Price*	$41.27
			Sales Multiple*	6.2x
			Projected EBITDA Multiple*	4.3x
			Discount for Cost of Capital/Risk	30.0%
			Discount for Lack of Marketability	10.0%
(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
#	The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.9%
Advertising — 1.1%
Trade Desk, Inc., Class A†	92,800	$ 3,887,392
Aerospace/Defense — 0.3%
Boeing Co.†	6,371	871,043
L3Harris Technologies, Inc.	727	175,716
TransDigm Group, Inc.†	205	110,017
		1,156,776
Apparel — 0.7%
NIKE, Inc., Class B	24,745	2,528,939
Auto Manufacturers — 2.5%
Tesla, Inc.†	13,238	8,914,734
Auto Parts&Equipment — 0.2%
Aptiv PLC†	9,110	811,428
Banks — 1.2%
Bank of America Corp.	28,009	871,920
Comerica, Inc.	528	38,745
First Republic Bank	1,611	232,306
Goldman Sachs Group, Inc.	3,084	916,010
JPMorgan Chase & Co.	12,130	1,365,959
Morgan Stanley	6,157	468,301
Regions Financial Corp.	3,775	70,781
Signature Bank	565	101,254
SVB Financial Group†	528	208,555
Zions Bancorp NA	652	33,187
		4,307,018
Beverages — 1.2%
Coca-Cola Co.	31,730	1,996,134
Keurig Dr Pepper, Inc.	1,589	56,235
Monster Beverage Corp.†	14,157	1,312,354
PepsiCo, Inc.	5,214	868,965
		4,233,688
Biotechnology — 3.4%
Alnylam Pharmaceuticals, Inc.†	2,716	396,129
Amgen, Inc.	1,967	478,571
Argenx SE ADR†	3,288	1,245,757
BioMarin Pharmaceutical, Inc.†	4,750	393,633
Bio-Rad Laboratories, Inc., Class A†	107	52,965
Illumina, Inc.†	4,377	806,944
Incyte Corp.†	727	55,230
Moderna, Inc.†	3,107	443,835
Regeneron Pharmaceuticals, Inc.†	970	573,396
Royalty Pharma PLC, Class A	125,760	5,286,950
Sarepta Therapeutics, Inc.†	4,287	321,354
Seagen, Inc.†	8,859	1,567,511
Vertex Pharmaceuticals, Inc.†	1,378	388,307
		12,010,582
Building Materials — 0.3%
Fortune Brands Home & Security, Inc.	528	31,617
Johnson Controls International PLC	3,810	182,423
Martin Marietta Materials, Inc.	2,481	742,414
Masco Corp.	1,017	51,460
Vulcan Materials Co.	573	81,423
		1,089,337
Chemicals — 1.2%
Albemarle Corp.	715	149,421
Celanese Corp.	418	49,161
CF Industries Holdings, Inc.	1,124	96,361
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Ecolab, Inc.	4,337	$ 666,857
Linde PLC	5,765	1,657,610
Sherwin-Williams Co.	6,350	1,421,828
		4,041,238
Commercial Services — 2.8%
Adyen NV*†	1,587	2,332,916
Automatic Data Processing, Inc.	1,988	417,560
Block, Inc., Class A†	36,343	2,233,641
Cintas Corp.	359	134,097
Equifax, Inc.	1,099	200,875
Gartner, Inc.†	723	174,843
MarketAxess Holdings, Inc.	162	41,474
Moody's Corp.	952	258,916
PayPal Holdings, Inc.†	20,124	1,405,460
Quanta Services, Inc.	697	87,362
Robert Half International, Inc.	674	50,476
Rollins, Inc.	895	31,253
S&P Global, Inc.	1,901	640,751
United Rentals, Inc.†	385	93,520
Verisk Analytics, Inc.	9,727	1,683,646
		9,786,790
Computers — 11.2%
Accenture PLC, Class A	11,315	3,141,610
Apple, Inc.	256,651	35,089,325
EPAM Systems, Inc.†	513	151,222
Fortinet, Inc.†	5,980	338,348
HP, Inc.	4,729	155,017
NetApp, Inc.	1,419	92,575
Seagate Technology Holdings PLC	1,295	92,515
Zscaler, Inc.†	3,212	480,226
		39,540,838
Cosmetics/Personal Care — 1.0%
Estee Lauder Cos., Inc., Class A	5,495	1,399,411
Procter & Gamble Co.	14,111	2,029,021
		3,428,432
Distribution/Wholesale — 0.1%
Copart, Inc.†	1,305	141,801
Fastenal Co.	2,480	123,802
LKQ Corp.	1,004	49,286
Pool Corp.	360	126,443
		441,332
Diversified Finan Serv — 3.7%
American Express Co.	2,409	333,936
Ameriprise Financial, Inc.	602	143,083
BlackRock, Inc.	665	405,012
Capital One Financial Corp.	1,694	176,498
Cboe Global Markets, Inc.	553	62,594
Charles Schwab Corp.	33,351	2,107,116
Coinbase Global, Inc., Class A†	11,390	535,558
Discover Financial Services	2,522	238,531
Franklin Resources, Inc.	1,131	26,364
Intercontinental Exchange, Inc.	7,307	687,150
Mastercard, Inc., Class A	15,351	4,842,933
Nasdaq, Inc.	808	123,252
Raymond James Financial, Inc.	1,029	92,003
Synchrony Financial	2,567	70,901

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Finan Serv (continued)
T. Rowe Price Group, Inc.	1,428	$ 162,235
Visa, Inc., Class A	14,523	2,859,433
		12,866,599
Electric — 0.0%
NRG Energy, Inc.	2,130	81,302
Electrical Compo & Equip — 0.0%
Generac Holdings, Inc.†	573	120,662
Electronics — 0.6%
Agilent Technologies, Inc.	1,616	191,932
Amphenol Corp., Class A	21,129	1,360,285
Garmin, Ltd.	699	68,677
Keysight Technologies, Inc.†	1,225	168,866
Mettler-Toledo International, Inc.†	128	147,043
Trimble, Inc.†	1,258	73,253
		2,010,056
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	1,212	236,631
SolarEdge Technologies, Inc.†	373	102,083
		338,714
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	508	64,582
Entertainment — 0.3%
Caesars Entertainment, Inc.†	1,232	47,185
Live Nation Entertainment, Inc.†	10,415	860,071
		907,256
Environmental Control — 0.1%
Pentair PLC	861	39,408
Republic Services, Inc.	823	107,706
Waste Management, Inc.	1,750	267,715
		414,829
Food — 0.8%
Hershey Co.	590	126,945
McCormick & Co., Inc.	18,897	1,573,175
Mondelez International, Inc., Class A	14,755	916,138
		2,616,258
Healthcare-Products — 3.9%
Abbott Laboratories	8,332	905,272
ABIOMED, Inc.†	225	55,690
Align Technology, Inc.†	658	155,729
Bio-Techne Corp.	352	122,017
Boston Scientific Corp.†	39,466	1,470,898
Danaher Corp.	10,841	2,748,410
Edwards Lifesciences Corp.†	3,517	334,432
Hologic, Inc.†	1,657	114,830
IDEXX Laboratories, Inc.†	521	182,730
Insulet Corp.†	3,964	863,914
Intuitive Surgical, Inc.†	13,848	2,779,432
PerkinElmer, Inc.	1,133	161,135
ResMed, Inc.	762	159,738
STERIS PLC	378	77,925
Stryker Corp.	1,239	246,474
Thermo Fisher Scientific, Inc.	3,515	1,909,629
Waters Corp.†	400	132,392
West Pharmaceutical Services, Inc.	4,540	1,372,760
		13,793,407
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 1.9%
Catalent, Inc.†	965	$ 103,535
Charles River Laboratories International, Inc.†	456	97,570
HCA Healthcare, Inc.	1,185	199,151
Humana, Inc.	2,627	1,229,620
IQVIA Holdings, Inc.†	1,241	269,285
Laboratory Corp. of America Holdings	441	103,353
Molina Healthcare, Inc.†	258	72,139
Quest Diagnostics, Inc.	485	64,495
UnitedHealth Group, Inc.	8,895	4,568,739
		6,707,887
Home Builders — 0.1%
D.R. Horton, Inc.	1,525	100,940
NVR, Inc.†	13	52,054
		152,994
Household Products/Wares — 0.0%
Avery Dennison Corp.	375	60,701
Housewares — 0.0%
Newell Brands, Inc.	1,751	33,339
Insurance — 0.3%
Aon PLC, Class A	1,144	308,514
Arthur J. Gallagher & Co.	830	135,323
Brown & Brown, Inc.	1,452	84,710
Cincinnati Financial Corp.	630	74,958
Marsh & McLennan Cos., Inc.	2,749	426,782
		1,030,287
Internet — 18.5%
Airbnb, Inc., Class A†	18,848	1,678,980
Alphabet, Inc., Class A†	5,029	10,959,499
Alphabet, Inc., Class C†	4,335	9,482,596
Amazon.com, Inc.†	188,794	20,051,811
CDW Corp.	716	112,813
Chewy, Inc., Class A†	78,685	2,731,943
eBay, Inc.	3,871	161,305
Etsy, Inc.†	8,202	600,468
F5, Inc.†	288	44,076
Farfetch, Ltd., Class A†	73,802	528,422
IAC/InterActiveCorp†	16,179	1,229,119
Match Group, Inc.†	10,812	753,488
MercadoLibre, Inc.†	2,035	1,296,030
Meta Platforms, Inc., Class A†	20,592	3,320,460
Netflix, Inc.†	3,989	697,556
Okta, Inc.†	10,126	915,390
Shopify, Inc., Class A†	119,410	3,730,368
Snap, Inc., Class A†	32,768	430,244
Spotify Technology SA†	13,334	1,251,129
Twitter, Inc.†	3,287	122,901
Uber Technologies, Inc.†	209,071	4,277,593
VeriSign, Inc.†	402	67,267
Wayfair, Inc., Class A†	19,679	857,217
		65,300,675
Iron/Steel — 0.0%
Nucor Corp.	1,290	134,689
Lodging — 0.0%
Hilton Worldwide Holdings, Inc.	1,025	114,226
Machinery-Diversified — 0.6%
Deere & Co.	5,365	1,606,657

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Dover Corp.	596	$ 72,307
IDEX Corp.	280	50,856
Nordson Corp.	290	58,708
Otis Worldwide Corp.	1,518	107,277
Rockwell Automation, Inc.	543	108,225
Xylem, Inc.	663	51,833
		2,055,863
Media — 0.0%
FactSet Research Systems, Inc.	198	76,145
Mining — 0.1%
Freeport-McMoRan, Inc.	5,725	167,514
Miscellaneous Manufactur — 0.1%
A.O. Smith Corp.	584	31,933
Illinois Tool Works, Inc.	1,043	190,087
		222,020
Office/Business Equip — 0.0%
Zebra Technologies Corp., Class A†	344	101,119
Oil & Gas — 0.4%
APA Corp.	1,670	58,283
Devon Energy Corp.	5,511	303,711
Diamondback Energy, Inc.	1,498	181,483
EOG Resources, Inc.	2,419	267,154
Hess Corp.	1,766	187,090
Occidental Petroleum Corp.	3,277	192,950
Pioneer Natural Resources Co.	1,132	252,527
		1,443,198
Packaging&Containers — 0.0%
Sealed Air Corp.	721	41,616
Pharmaceuticals — 2.6%
AbbVie, Inc.	8,568	1,312,275
DexCom, Inc.†	3,524	262,644
Eli Lilly & Co.	17,714	5,743,410
Pfizer, Inc.	27,204	1,426,306
Zoetis, Inc.	2,789	479,401
		9,224,036
Pipelines — 0.0%
ONEOK, Inc.	1,724	95,682
Real Estate — 0.0%
CBRE Group, Inc., Class A†	1,467	107,986
REITS — 1.7%
American Tower Corp.	8,130	2,077,947
AvalonBay Communities, Inc.	527	102,370
Camden Property Trust	957	128,697
Crown Castle International Corp.	1,750	294,665
Duke Realty Corp.	2,244	123,308
Equinix, Inc.	2,055	1,350,176
Essex Property Trust, Inc.	258	67,469
Extra Space Storage, Inc.	1,206	205,165
Federal Realty Investment Trust	270	25,850
Iron Mountain, Inc.	1,591	77,466
Mid-America Apartment Communities, Inc.	642	112,138
Prologis, Inc.	4,055	477,071
Public Storage	809	252,950
SBA Communications Corp.	542	173,467
Simon Property Group, Inc.	1,769	167,913
Security Description	Shares or Principal Amount	Value

REITS (continued)
UDR, Inc.	1,478	$ 68,047
Weyerhaeuser Co.	2,807	92,968
		5,797,667
Retail — 3.7%
Advance Auto Parts, Inc.	264	45,696
AutoZone, Inc.†	178	382,543
Bath & Body Works, Inc.	1,391	37,446
CarMax, Inc.†	764	69,127
Chipotle Mexican Grill, Inc.†	1,015	1,326,869
Costco Wholesale Corp.	2,030	972,939
Domino's Pizza, Inc.	217	84,567
Home Depot, Inc.	7,051	1,933,878
Lowe's Cos., Inc.	5,936	1,036,841
Lululemon Athletica, Inc.†	4,706	1,282,903
McDonald's Corp.	10,168	2,510,276
O'Reilly Automotive, Inc.†	590	372,738
RH†	3,032	643,572
Ross Stores, Inc.	17,877	1,255,502
Starbucks Corp.	5,252	401,200
Target Corp.	2,284	322,569
Tractor Supply Co.	1,004	194,625
Ulta Beauty, Inc.†	263	101,381
Yum! Brands, Inc.	1,204	136,666
		13,111,338
Semiconductors — 5.9%
Advanced Micro Devices, Inc.†	14,549	1,112,562
Applied Materials, Inc.	7,931	721,562
ASML Holding NV	9,302	4,426,636
Broadcom, Inc.	2,089	1,014,857
KLA Corp.	6,841	2,182,826
Lam Research Corp.	1,246	530,983
Marvell Technology, Inc.	36,155	1,573,827
Microchip Technology, Inc.	2,396	139,160
Monolithic Power Systems, Inc.	394	151,312
NVIDIA Corp.	43,290	6,562,331
NXP Semiconductors NV	1,485	219,824
ON Semiconductor Corp.†	2,965	149,169
Qorvo, Inc.†	477	44,991
QUALCOMM, Inc.	10,056	1,284,553
Skyworks Solutions, Inc.	679	62,903
Teradyne, Inc.	1,438	128,773
Texas Instruments, Inc.	4,057	623,358
		20,929,627
Software — 22.5%
Adobe, Inc.†	10,404	3,808,488
Akamai Technologies, Inc.†	604	55,163
ANSYS, Inc.†	485	116,056
Atlassian Corp. PLC, Class A†	4,194	785,956
Autodesk, Inc.†	1,250	214,950
Bill.com Holdings, Inc.†	6,064	666,676
Broadridge Financial Solutions, Inc.	463	66,001
Cadence Design Systems, Inc.†	2,475	371,324
Ceridian HCM Holding, Inc.†	506	23,822
Cloudflare, Inc., Class A†	91,046	3,983,262
Coupa Software, Inc.†	19,224	1,097,690
Datadog, Inc., Class A†	43,490	4,141,988
HubSpot, Inc.†	2,140	643,391
Intuit, Inc.	2,540	979,018
Microsoft Corp.	124,035	31,855,909
MSCI, Inc.	729	300,457

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Oracle Corp.	14,134	$ 987,543
Paychex, Inc.	1,529	174,107
Paycom Software, Inc.†	324	90,759
PTC, Inc.†	473	50,299
Qualtrics International, Inc., Class A†	22,050	275,846
ROBLOX Corp., Class A†	108,320	3,559,395
Salesforce, Inc.†	5,441	897,983
ServiceNow, Inc.†	4,006	1,904,933
Snowflake, Inc., Class A†	47,134	6,554,454
Splunk, Inc.†	4,348	384,624
Synopsys, Inc.†	921	279,708
Take-Two Interactive Software, Inc.†	880	107,826
Twilio, Inc., Class A†	7,103	595,302
Tyler Technologies, Inc.†	231	76,803
Unity Software, Inc.†	47,023	1,731,387
Veeva Systems, Inc., Class A†	28,183	5,581,361
Workday, Inc., Class A†	6,344	885,496
Zoom Video Communications, Inc., Class A†	25,932	2,799,878
ZoomInfo Technologies, Inc.†	104,345	3,468,428
		79,516,283
Telecommunications — 0.3%
Arista Networks, Inc.†	2,020	189,355
Cisco Systems, Inc.	16,784	715,670
Motorola Solutions, Inc.	886	185,705
		1,090,730
Transportation — 1.5%
Expeditors International of Washington, Inc.	1,506	146,775
JB Hunt Transport Services, Inc.	444	69,916
Old Dominion Freight Line, Inc.	5,671	1,453,364
Union Pacific Corp.	7,268	1,550,119
United Parcel Service, Inc., Class B	10,459	1,909,186
		5,129,360
Total Common Stocks (cost $332,318,418)		342,037,171
UNAFFILIATED INVESTMENT COMPANIES — 0.9%
Exchange-Traded Funds — 0.9%
SPDR Portfolio S&P 500 Growth ETF (cost $3,103,103)	59,470	3,109,091
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter Option on the USD vs CNY (Expiration Date: 07/22/2022; Strike Price: CNY 7.28; Counterparty: JPMorgan Chase Bank)	41,677,441	334
Over the Counter Option on the USD vs CNY (Expiration Date: 07/27/2022; Strike Price: CNY 7.38; Counterparty: JPMorgan Chase Bank)	12,060,222	60
Security Description	Shares or Principal Amount	Value

Purchased Options - Calls (continued)
Over the Counter Option on the USD vs CNY (Expiration Date: 08/05/2022; Strike Price: CNY 7.31; Counterparty: JPMorgan Chase Bank)	19,156,396	$ 19
Over the Counter Option on the USD vs CNY (Expiration Date: 11/10/2022; Strike Price: CNY 7.27; Counterparty: Goldman Sachs International)	39,153,552	35,669
Total Purchased Options (cost $576,219)		36,082
Total Long-Term Investment Securities (cost $335,997,740)		345,182,344
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Administration Class 1.18%(1)	1,685,958	1,685,958
U.S. Government — 0.0%
United States Treasury Bills
1.91%, 04/20/2023(2)	$ 100,000	97,957
Total Short-Term Investments (cost $1,784,401)		1,783,915
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.24% dated 06/30/2022, to be repurchased 07/01/2022 in the amount of $223,090 and collateralized by $249,700 of United States Treasury Notes, bearing interest at 0.25% due 09/30/2025 and having an approximate value of $227,558 (cost $223,088)	223,088	223,088
TOTAL INVESTMENTS (cost $338,005,229)	98.4%	347,189,347
Other assets less liabilities	1.6	5,618,037
NET ASSETS	100.0%	$352,807,384
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Large Cap Growth Portfolio has no right to demand registration of these securities. At June 30, 2022, the aggregate value of these securities was $2,332,916 representing 0.7% of net assets.
(1)	The rate shown is the 7-day yield as of June 30, 2022.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
CNY—Chinese Yuan
ETF—Exchange Traded Fund

Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Long	S&P 500 E-Mini Index	September 2022	$374,023	$378,950	$4,927
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$ 7,453,874	$2,332,916	$—	$ 9,786,790
Other Industries	332,250,381	—	—	332,250,381
Unaffiliated Investment Companies	3,109,091	—	—	3,109,091
Purchased Options	—	36,082	—	36,082
Short-Term Investments:
U.S. Government	—	97,957	—	97,957
Other Short-Term Investments	1,685,958	—	—	1,685,958
Repurchase Agreements	—	223,088	—	223,088
Total Investments at Value	$344,499,304	$2,690,043	$—	$347,189,347
Other Financial Instruments:†
Futures Contracts	$ 4,927	$ —	$—	$ 4,927
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Advertising — 0.4%
Interpublic Group of Cos., Inc.	4,994	$ 137,485
Omnicom Group, Inc.	35,270	2,243,524
		2,381,009
Aerospace/Defense — 4.2%
Boeing Co.†	7,055	964,560
General Dynamics Corp.	22,279	4,929,229
Howmet Aerospace, Inc.	4,771	150,048
L3Harris Technologies, Inc.	17,638	4,263,104
Lockheed Martin Corp.	3,005	1,292,030
Northrop Grumman Corp.	8,728	4,176,959
Raytheon Technologies Corp.	118,279	11,367,795
Teledyne Technologies, Inc.†	595	223,190
TransDigm Group, Inc.†	369	198,031
		27,564,946
Agriculture — 0.5%
Altria Group, Inc.	22,968	959,373
Archer-Daniels-Midland Co.	7,139	553,987
Philip Morris International, Inc.	19,664	1,941,623
		3,454,983
Airlines — 0.5%
Alaska Air Group, Inc.†	1,600	64,080
American Airlines Group, Inc.†	8,239	104,471
Delta Air Lines, Inc.†	8,132	235,584
Southwest Airlines Co.†	82,696	2,986,979
United Airlines Holdings, Inc.†	4,144	146,780
		3,537,894
Apparel — 0.2%
NIKE, Inc., Class B	7,404	756,689
PVH Corp.	856	48,706
Ralph Lauren Corp.	587	52,625
Tapestry, Inc.	3,195	97,511
VF Corp.	4,095	180,876
		1,136,407
Auto Manufacturers — 0.4%
Cummins, Inc.	1,790	346,419
Ford Motor Co.	50,095	557,557
General Motors Co.†	18,497	587,465
PACCAR, Inc.	4,411	363,202
Volkswagen AG (Preference Shares)	7,141	953,573
		2,808,216
Auto Parts&Equipment — 0.5%
Aptiv PLC†	2,028	180,634
BorgWarner, Inc.	3,039	101,411
Gentex Corp.	102,435	2,865,107
		3,147,152
Banks — 8.3%
Bank of America Corp.	50,369	1,567,987
Bank of New York Mellon Corp.	145,567	6,071,599
Citigroup, Inc.	24,635	1,132,964
Citizens Financial Group, Inc.	6,222	222,063
Comerica, Inc.	913	66,996
Fifth Third Bancorp	8,703	292,421
Huntington Bancshares, Inc.	18,257	219,632
JPMorgan Chase & Co.	117,241	13,202,509
KeyCorp	11,829	203,814
M&T Bank Corp.	30,480	4,858,207
Security Description	Shares or Principal Amount	Value

Banks (continued)
Morgan Stanley	62,562	$ 4,758,466
Northern Trust Corp.	27,027	2,607,565
PNC Financial Services Group, Inc.	23,957	3,779,696
Regions Financial Corp.	6,520	122,250
State Street Corp.	4,657	287,104
Truist Financial Corp.	166,700	7,906,581
US Bancorp	105,742	4,866,247
Wells Fargo & Co.	48,084	1,883,450
Zions Bancorp NA	998	50,798
		54,100,349
Beverages — 1.6%
Brown-Forman Corp., Class B	2,319	162,701
Coca-Cola Co.	49,494	3,113,668
Constellation Brands, Inc., Class A	2,065	481,269
Keurig Dr Pepper, Inc.	83,209	2,944,767
Molson Coors Beverage Co., Class B	2,389	130,224
Monster Beverage Corp.†	2,290	212,283
PepsiCo, Inc.	21,325	3,554,024
		10,598,936
Biotechnology — 0.5%
Amgen, Inc.	3,998	972,713
Biogen, Inc.†	1,858	378,921
Bio-Rad Laboratories, Inc., Class A†	124	61,380
Corteva, Inc.	9,181	497,059
Gilead Sciences, Inc.	15,912	983,521
Illumina, Inc.†	1,016	187,310
Incyte Corp.†	1,361	103,395
Vertex Pharmaceuticals, Inc.†	1,298	365,763
		3,550,062
Building Materials — 0.8%
Carrier Global Corp.	10,761	383,737
Fortune Brands Home & Security, Inc.	26,254	1,572,089
Johnson Controls International PLC	67,153	3,215,286
Martin Marietta Materials, Inc.	332	99,348
Masco Corp.	1,556	78,733
Mohawk Industries, Inc.†	653	81,031
Vulcan Materials Co.	877	124,622
		5,554,846
Chemicals — 1.3%
Air Products & Chemicals, Inc.	2,813	676,470
Akzo Nobel NV	17,131	1,131,822
Albemarle Corp.	476	99,474
Axalta Coating Systems, Ltd.†	100,752	2,227,627
Celanese Corp.	783	92,089
CF Industries Holdings, Inc.	1,059	90,788
Dow, Inc.	9,237	476,722
DuPont de Nemours, Inc.	6,451	358,547
Eastman Chemical Co.	1,635	146,774
Ecolab, Inc.	3,153	484,805
FMC Corp.	1,598	171,002
International Flavors & Fragrances, Inc.	3,233	385,115
Linde PLC	3,129	899,681
LyondellBasell Industries NV, Class A	3,283	287,131
Mosaic Co.	4,592	216,880
PPG Industries, Inc.	2,996	342,563
Sherwin-Williams Co.	1,427	319,520
		8,407,010

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services — 1.2%
Automatic Data Processing, Inc.	11,511	$ 2,417,770
Cintas Corp.	596	222,624
FleetCor Technologies, Inc.†	981	206,118
Global Payments, Inc.	29,837	3,301,166
MarketAxess Holdings, Inc.	249	63,747
Moody's Corp.	692	188,203
Nielsen Holdings PLC	4,563	105,953
PayPal Holdings, Inc.†	6,758	471,979
Quanta Services, Inc.	839	105,160
Robert Half International, Inc.	449	33,626
Rollins, Inc.	1,610	56,221
S&P Global, Inc.	1,718	579,069
United Rentals, Inc.†	363	88,176
Verisk Analytics, Inc.	982	169,974
		8,009,786
Computers — 1.0%
Accenture PLC, Class A	3,375	937,069
Amdocs, Ltd.	32,174	2,680,416
Cognizant Technology Solutions Corp., Class A	6,611	446,177
DXC Technology Co.†	3,101	93,991
Hewlett Packard Enterprise Co.	16,493	218,697
HP, Inc.	6,681	219,003
International Business Machines Corp.	11,411	1,611,119
Leidos Holdings, Inc.	1,734	174,631
NetApp, Inc.	818	53,366
Seagate Technology Holdings PLC	677	48,365
Western Digital Corp.†	3,973	178,110
		6,660,944
Cosmetics/Personal Care — 2.4%
Colgate-Palmolive Co.	30,883	2,474,964
Estee Lauder Cos., Inc., Class A	1,206	307,132
Procter & Gamble Co.	41,907	6,025,808
Unilever PLC ADR	153,591	7,039,075
		15,846,979
Distribution/Wholesale — 0.1%
Copart, Inc.†	868	94,317
Fastenal Co.	3,797	189,546
LKQ Corp.	1,882	92,388
WW Grainger, Inc.	545	247,664
		623,915
Diversified Finan Serv — 2.5%
American Express Co.	4,333	600,640
Ameriprise Financial, Inc.	10,182	2,420,058
BlackRock, Inc.	5,551	3,380,781
Capital One Financial Corp.	2,592	270,060
Cboe Global Markets, Inc.	565	63,952
Charles Schwab Corp.	6,123	386,851
CME Group, Inc.	4,560	933,432
Franklin Resources, Inc.	1,953	45,524
Intercontinental Exchange, Inc.	3,045	286,352
Invesco, Ltd.	4,272	68,907
LPL Financial Holdings, Inc.	17,175	3,168,444
Mastercard, Inc., Class A	5,774	1,821,582
Nasdaq, Inc.	322	49,118
Raymond James Financial, Inc.	1,011	90,394
Synchrony Financial	2,735	75,541
Security Description	Shares or Principal Amount	Value

Diversified Finan Serv (continued)
T. Rowe Price Group, Inc.	865	$ 98,273
Visa, Inc., Class A	11,900	2,342,991
		16,102,900
Electric — 6.0%
AES Corp.	8,473	178,018
Alliant Energy Corp.	3,182	186,497
Ameren Corp.	3,275	295,929
American Electric Power Co., Inc.	6,515	625,049
CenterPoint Energy, Inc.	7,985	236,196
CMS Energy Corp.	3,680	248,400
Consolidated Edison, Inc.	4,495	427,474
Constellation Energy Corp.	4,144	237,285
Dominion Energy, Inc.	49,413	3,943,652
DTE Energy Co.	2,458	311,551
Duke Energy Corp.	69,486	7,449,594
Edison International	36,383	2,300,861
Entergy Corp.	2,580	290,611
Evergy, Inc.	2,912	190,008
Eversource Energy	28,466	2,404,523
Exelon Corp.	89,025	4,034,613
FirstEnergy Corp.	7,243	278,059
NextEra Energy, Inc.	24,921	1,930,381
Pinnacle West Capital Corp.	47,579	3,478,976
PPL Corp.	9,336	253,286
Public Service Enterprise Group, Inc.	6,334	400,816
Sempra Energy	25,704	3,862,540
Southern Co.	13,479	961,187
WEC Energy Group, Inc.	4,001	402,661
Xcel Energy, Inc.	63,414	4,487,175
		39,415,342
Electrical Compo & Equip — 0.7%
AMETEK, Inc.	2,929	321,868
Emerson Electric Co.	51,712	4,113,172
		4,435,040
Electronics — 1.6%
Agilent Technologies, Inc.	1,523	180,887
Allegion PLC	1,114	109,061
Amphenol Corp., Class A	3,561	229,257
Fortive Corp.	4,547	247,266
Garmin, Ltd.	949	93,239
Honeywell International, Inc.	8,635	1,500,849
Hubbell, Inc.	15,231	2,719,952
Keysight Technologies, Inc.†	577	79,539
Mettler-Toledo International, Inc.†	106	121,770
nVent Electric PLC	77,561	2,429,986
TE Connectivity, Ltd.	25,424	2,876,726
Trimble, Inc.†	1,396	81,289
		10,669,821
Energy-Alternate Sources — 0.0%
SolarEdge Technologies, Inc.†	176	48,168
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	914	116,197
Entertainment — 0.0%
Caesars Entertainment, Inc.†	979	37,496
Live Nation Entertainment, Inc.†	991	81,837
Penn National Gaming, Inc.†	2,074	63,091
		182,424

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control — 0.1%
Pentair PLC	882	$ 40,369
Republic Services, Inc.	1,481	193,818
Waste Management, Inc.	2,374	363,175
		597,362
Food — 3.3%
Campbell Soup Co.	2,564	123,200
Conagra Brands, Inc.	134,292	4,598,158
General Mills, Inc.	7,640	576,438
Hershey Co.	1,019	219,248
Hormel Foods Corp.	3,596	170,307
J.M. Smucker Co.	1,376	176,142
Kellogg Co.	3,215	229,358
Koninklijke Ahold Delhaize NV	83,309	2,171,176
Kraft Heinz Co.	9,006	343,489
Kroger Co.	8,323	393,928
Lamb Weston Holdings, Inc.	1,832	130,915
McCormick & Co., Inc.	3,174	264,235
Mondelez International, Inc., Class A	128,263	7,963,850
Sysco Corp.	46,661	3,952,653
Tyson Foods, Inc., Class A	3,699	318,336
		21,631,433
Food Service — 0.3%
Sodexo SA	26,221	1,860,613
Forest Products&Paper — 0.2%
International Paper Co.	4,702	196,685
Mondi PLC	59,808	1,060,957
		1,257,642
Gas — 0.1%
Atmos Energy Corp.	1,763	197,632
NiSource, Inc.	5,148	151,815
		349,447
Hand/Machine Tools — 0.1%
Snap-on, Inc.	677	133,389
Stanley Black & Decker, Inc.	1,915	200,807
		334,196
Healthcare-Products — 4.8%
Abbott Laboratories	10,439	1,134,197
ABIOMED, Inc.†	260	64,353
Baxter International, Inc.	6,387	410,237
Boston Scientific Corp.†	94,175	3,509,902
Cooper Cos., Inc.	626	196,013
Danaher Corp.	2,626	665,743
DENTSPLY SIRONA, Inc.	2,733	97,650
Edwards Lifesciences Corp.†	2,918	277,473
Henry Schein, Inc.†	34,644	2,658,581
Hologic, Inc.†	822	56,965
IDEXX Laboratories, Inc.†	330	115,741
Intuitive Surgical, Inc.†	1,412	283,402
Medtronic PLC	162,760	14,607,710
ResMed, Inc.	779	163,302
STERIS PLC	737	151,932
Stryker Corp.	2,519	501,105
Teleflex, Inc.	595	146,281
Waters Corp.†	199	65,865
Zimmer Biomet Holdings, Inc.	59,268	6,226,696
		31,333,148
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 4.3%
Catalent, Inc.†	910	$ 97,634
Centene Corp.†	54,829	4,639,081
DaVita, Inc.†	768	61,409
Elevance Health, Inc.	13,453	6,492,149
HCA Healthcare, Inc.	1,212	203,689
Humana, Inc.	1,605	751,252
IQVIA Holdings, Inc.†	648	140,609
Laboratory Corp. of America Holdings	553	129,601
Molina Healthcare, Inc.†	380	106,252
Quest Diagnostics, Inc.	20,115	2,674,893
UnitedHealth Group, Inc.	20,657	10,610,055
Universal Health Services, Inc., Class B	25,494	2,567,501
		28,474,125
Home Builders — 0.4%
D.R. Horton, Inc.	1,910	126,423
Lennar Corp., Class A	32,895	2,321,400
NVR, Inc.†	21	84,087
PulteGroup, Inc.	3,015	119,484
		2,651,394
Home Furnishings — 0.0%
Whirlpool Corp.	713	110,422
Household Products/Wares — 1.1%
Avery Dennison Corp.	508	82,230
Church & Dwight Co., Inc.	3,080	285,393
Clorox Co.	1,562	220,211
Henkel AG & Co. KGaA (Preference Shares)	29,007	1,786,829
Kimberly-Clark Corp.	37,684	5,092,992
		7,467,655
Housewares — 0.0%
Newell Brands, Inc.	2,194	41,774
Insurance — 6.2%
Aflac, Inc.	47,034	2,602,391
Allstate Corp.	48,922	6,199,885
American International Group, Inc.(1)	10,049	513,805
Aon PLC, Class A	1,077	290,445
Arthur J. Gallagher & Co.	1,493	243,419
Assurant, Inc.	686	118,575
Berkshire Hathaway, Inc., Class B†	39,853	10,880,666
Brown & Brown, Inc.	922	53,790
Chubb, Ltd.	31,764	6,244,167
Cincinnati Financial Corp.	1,002	119,218
Everest Re Group, Ltd.	500	140,140
Globe Life, Inc.	1,151	112,188
Hartford Financial Services Group, Inc.	4,172	272,974
Lincoln National Corp.	2,050	95,879
Loews Corp.	2,467	146,194
Marsh & McLennan Cos., Inc.	2,483	385,486
MetLife, Inc.	106,098	6,661,893
Principal Financial Group, Inc.	2,982	199,168
Progressive Corp.	36,331	4,224,205
Prudential Financial, Inc.	4,758	455,245
Travelers Cos., Inc.	3,044	514,832
Willis Towers Watson PLC	1,414	279,110
WR Berkley Corp.	2,658	181,435
		40,935,110
Internet — 1.9%
Alphabet, Inc., Class C†	1,451	3,173,990
Booking Holdings, Inc.†	516	902,479

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
CDW Corp.	703	$ 110,765
eBay, Inc.	1,634	68,089
Expedia Group, Inc.†	1,923	182,358
F5, Inc.†	36,405	5,571,421
Match Group, Inc.†	3,623	252,487
Meta Platforms, Inc., Class A†	10,919	1,760,689
NortonLifeLock, Inc.	7,381	162,087
Twitter, Inc.†	5,032	188,146
VeriSign, Inc.†	640	107,091
		12,479,602
Iron/Steel — 0.0%
Nucor Corp.	1,553	162,149
Leisure Time — 0.0%
Carnival Corp.†	10,295	89,052
Norwegian Cruise Line Holdings, Ltd.†	5,317	59,125
Royal Caribbean Cruises, Ltd.†	2,846	99,354
		247,531
Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	2,083	232,129
Las Vegas Sands Corp.†	4,362	146,520
Marriott International, Inc., Class A	3,488	474,403
MGM Resorts International	4,486	129,870
Wynn Resorts, Ltd.†	1,339	76,296
		1,059,218
Machinery-Constr&Mining — 0.6%
Caterpillar, Inc.	6,766	1,209,490
Oshkosh Corp.	30,424	2,499,027
		3,708,517
Machinery-Diversified — 0.6%
Deere & Co.	1,912	572,587
Dover Corp.	988	119,864
IDEX Corp.	569	103,347
Ingersoll Rand, Inc.	5,150	216,712
Middleby Corp.†	20,202	2,532,523
Nordson Corp.	273	55,266
Otis Worldwide Corp.	3,218	227,416
Rockwell Automation, Inc.	708	141,112
Westinghouse Air Brake Technologies Corp.	2,317	190,179
Xylem, Inc.	1,348	105,387
		4,264,393
Media — 2.3%
Charter Communications, Inc., Class A†	1,469	688,270
Comcast Corp., Class A	232,817	9,135,739
DISH Network Corp., Class A†	3,181	57,035
FactSet Research Systems, Inc.	201	77,299
Fox Corp., Class A	3,954	127,161
Fox Corp., Class B	1,834	54,470
News Corp., Class A	4,928	76,778
News Corp., Class B	1,527	24,264
Paramount Global, Class B	7,718	190,480
Walt Disney Co.†	46,270	4,367,888
Warner Bros. Discovery, Inc.†	28,016	375,975
		15,175,359
Security Description	Shares or Principal Amount	Value

Mining — 0.1%
Freeport-McMoRan, Inc.	10,295	$ 301,232
Newmont Corp.	10,068	600,757
		901,989
Miscellaneous Manufactur — 0.9%
3M Co.	7,219	934,211
A.O. Smith Corp.	825	45,111
Eaton Corp. PLC	5,062	637,762
General Electric Co.	13,963	889,024
Illinois Tool Works, Inc.	2,121	386,552
Parker-Hannifin Corp.	1,629	400,816
Siemens AG	17,478	1,778,869
Textron, Inc.	2,729	166,660
Trane Technologies PLC	2,967	385,324
		5,624,329
Office/Business Equip — 0.0%
Zebra Technologies Corp., Class A†	180	52,911
Oil & Gas — 5.8%
APA Corp.	1,931	67,392
Chevron Corp.	35,517	5,142,151
ConocoPhillips	85,519	7,680,461
Coterra Energy, Inc.	94,598	2,439,683
EOG Resources, Inc.	4,012	443,085
Exxon Mobil Corp.	116,863	10,008,147
Hess Corp.	1,019	107,953
Marathon Oil Corp.	8,978	201,826
Marathon Petroleum Corp.	6,863	564,207
Occidental Petroleum Corp.	6,664	392,376
Phillips 66	42,908	3,518,027
Pioneer Natural Resources Co.	14,561	3,248,268
TotalEnergies SE ADR	68,591	3,610,630
Valero Energy Corp.	5,177	550,212
		37,974,418
Oil & Gas Services — 0.5%
Baker Hughes Co.	76,490	2,208,266
Halliburton Co.	11,443	358,852
Schlumberger NV	17,931	641,213
		3,208,331
Packaging&Containers — 0.9%
Amcor PLC	19,064	236,966
Ball Corp.	4,057	279,000
Packaging Corp. of America	1,189	163,487
Sealed Air Corp.	37,779	2,180,604
Sonoco Products Co.	54,183	3,090,598
WestRock Co.	3,233	128,803
		6,079,458
Pharmaceuticals — 10.4%
AbbVie, Inc.	10,312	1,579,386
AmerisourceBergen Corp.	1,913	270,651
AstraZeneca PLC ADR	42,844	2,830,703
Becton Dickinson & Co.	28,598	7,050,265
Bristol-Myers Squibb Co.	27,009	2,079,693
Cardinal Health, Inc.	3,456	180,645
Cigna Corp.	12,365	3,258,425
CVS Health Corp.	45,784	4,242,345
Eli Lilly & Co.	11,995	3,889,139
Johnson & Johnson	88,748	15,753,657
McKesson Corp.	1,844	601,531
Merck & Co., Inc.	124,039	11,308,636

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Organon & Co.	3,218	$ 108,607
Pfizer, Inc.	188,916	9,904,866
Roche Holding AG	5,375	1,794,324
Roche Holding AG ADR	66,071	2,755,821
Viatris, Inc.	15,380	161,029
Zoetis, Inc.	2,030	348,937
		68,118,660
Pipelines — 0.2%
Kinder Morgan, Inc.	24,738	414,609
ONEOK, Inc.	3,230	179,265
Williams Cos., Inc.	15,452	482,257
		1,076,131
Private Equity — 0.8%
Ares Management Corp., Class A	52,953	3,010,908
Blackstone, Inc., Class A	21,709	1,980,512
		4,991,420
Real Estate — 0.4%
CBRE Group, Inc., Class A†	33,721	2,482,203
REITS — 2.7%
Alexandria Real Estate Equities, Inc.	1,884	273,237
American Tower Corp.	2,888	738,144
AvalonBay Communities, Inc.	1,029	199,883
Boston Properties, Inc.	1,809	160,965
Crown Castle International Corp.	3,021	508,676
Digital Realty Trust, Inc.	3,611	468,816
Duke Realty Corp.	1,707	93,800
Equinix, Inc.	624	409,980
Equity Residential	4,341	313,507
Essex Property Trust, Inc.	464	121,341
Federal Realty Investment Trust	525	50,263
Gaming and Leisure Properties, Inc.	74,083	3,397,446
Healthpeak Properties, Inc.	70,790	1,834,169
Host Hotels & Resorts, Inc.	163,728	2,567,255
Iron Mountain, Inc.	1,437	69,968
Kimco Realty Corp.	7,840	154,997
Mid-America Apartment Communities, Inc.	557	97,291
Prologis, Inc.	3,663	430,952
Public Storage	794	248,260
Realty Income Corp.	7,632	520,960
Regency Centers Corp.	1,968	116,722
SBA Communications Corp.	602	192,670
Simon Property Group, Inc.	1,666	158,137
UDR, Inc.	1,709	78,682
Ventas, Inc.	5,071	260,802
VICI Properties, Inc.	12,216	363,915
Vornado Realty Trust	2,019	57,723
Welltower, Inc.	40,557	3,339,869
Weyerhaeuser Co.	5,478	181,431
		17,409,861
Retail — 4.1%
Advance Auto Parts, Inc.	13,978	2,419,452
Bath & Body Works, Inc.	1,059	28,508
Best Buy Co., Inc.	2,569	167,473
CarMax, Inc.†	958	86,680
Chipotle Mexican Grill, Inc.†	117	152,949
Costco Wholesale Corp.	2,755	1,320,416
Darden Restaurants, Inc.	1,582	178,956
Dollar General Corp.	2,903	712,512
Security Description	Shares or Principal Amount	Value

Retail (continued)
Dollar Tree, Inc.†	26,767	$ 4,171,637
Domino's Pizza, Inc.	151	58,846
Genuine Parts Co.	1,796	238,868
Home Depot, Inc.	14,435	3,959,088
McDonald's Corp.	5,160	1,273,901
Ross Stores, Inc.	4,458	313,085
Starbucks Corp.	7,129	544,584
Target Corp.	2,640	372,847
TJX Cos., Inc.	75,089	4,193,721
Ulta Beauty, Inc.†	292	112,560
Victoria's Secret & Co.†	51,466	1,439,504
Walgreens Boots Alliance, Inc.	9,095	344,701
Walmart, Inc.	38,537	4,685,329
Yum! Brands, Inc.	1,917	217,599
		26,993,216
Semiconductors — 2.9%
Analog Devices, Inc.	34,992	5,111,981
Applied Materials, Inc.	11,842	1,077,385
Broadcom, Inc.	2,227	1,081,899
Intel Corp.	51,872	1,940,532
Microchip Technology, Inc.	3,668	213,037
Micron Technology, Inc.	63,308	3,499,666
NXP Semiconductors NV	1,232	182,373
ON Semiconductor Corp.†	1,322	66,510
Qorvo, Inc.†	702	66,213
QUALCOMM, Inc.	20,703	2,644,601
Skyworks Solutions, Inc.	1,082	100,237
Texas Instruments, Inc.	18,337	2,817,480
		18,801,914
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	508	110,653
Software — 1.4%
Activision Blizzard, Inc.	9,919	772,293
Akamai Technologies, Inc.†	1,179	107,678
ANSYS, Inc.†	419	100,262
Autodesk, Inc.†	994	170,928
Broadridge Financial Solutions, Inc.	833	118,744
Ceridian HCM Holding, Inc.†	1,029	48,445
Citrix Systems, Inc.	1,582	153,723
Electronic Arts, Inc.	36,500	4,440,225
Fidelity National Information Services, Inc.	7,748	710,259
Fiserv, Inc.†	7,380	656,599
Jack Henry & Associates, Inc.	924	166,338
Paychex, Inc.	1,916	218,175
Paycom Software, Inc.†	153	42,858
PTC, Inc.†	668	71,035
Roper Technologies, Inc.	1,344	530,410
Salesforce, Inc.†	4,915	811,172
Synopsys, Inc.†	641	194,672
Take-Two Interactive Software, Inc.†	762	93,368
Tyler Technologies, Inc.†	199	66,164
		9,473,348
Telecommunications — 4.3%
AT&T, Inc.	90,818	1,903,545
Cisco Systems, Inc.	254,712	10,860,920
Corning, Inc.	125,208	3,945,304
Juniper Networks, Inc.	4,099	116,822
Lumen Technologies, Inc.	11,795	128,683
Motorola Solutions, Inc.	870	182,352

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
T-Mobile US, Inc.†	7,474	$ 1,005,552
Verizon Communications, Inc.	194,737	9,882,903
		28,026,081
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	1,663	136,166
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	1,614	163,611
CSX Corp.	27,583	801,562
FedEx Corp.	3,024	685,571
JB Hunt Transport Services, Inc.	436	68,657
Knight-Swift Transportation Holdings, Inc.	48,851	2,261,313
Norfolk Southern Corp.	10,336	2,349,270
Union Pacific Corp.	4,700	1,002,416
United Parcel Service, Inc., Class B	5,310	969,287
		8,301,687
Water — 0.1%
American Water Works Co., Inc.	2,305	342,915
Total Common Stocks (cost $613,202,634)		642,600,107
UNAFFILIATED INVESTMENT COMPANIES — 1.1%
Exchange-Traded Funds — 1.1%
iShares Russell 1000 Value ETF	9,685	1,404,034
iShares S&P 500 Value ETF	40,500	5,567,130
Total Unaffiliated Investment Companies (cost $7,118,854)		6,971,164
Total Long-Term Investment Securities (cost $620,321,488)		649,571,271
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
1.25%, 02/23/2023(2) (cost $99,177)	$100,000	98,451
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.24% dated 06/30/2022, to be repurchased 07/01/2022 in the amount of $311,520 and collateralized by $348,700 of United States Treasury Notes, bearing interest at 0.25% due 09/30/2025 and having an approximate value of $317,779	$311,517	$ 311,517
Bank of America Securities LLC Joint Repurchase Agreement(3)	390,000	390,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	375,000	375,000
BNP Paribas SA Joint Repurchase Agreement(3)	325,000	325,000
Deutsche Bank AG Joint Repurchase Agreement(3)	425,000	425,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	415,000	415,000
Total Repurchase Agreements (cost $2,241,517)		2,241,517
TOTAL INVESTMENTS (cost $622,662,182)	99.5%	651,911,239
Other assets less liabilities	0.5	3,499,305
NET ASSETS	100.0%	$655,410,544
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
3	Long	S&P 500 E-Mini Index	September 2022	$561,035	$568,425	$7,390
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	GBP	3,870,550	USD	4,755,244	09/30/2022	$ 35,686	$ —
JPMorgan Chase Bank, N.A.	EUR	10,956,236	USD	11,587,131	09/30/2022	33,874	—
Morgan Stanley & Co. International PLC	CHF	1,456,517	USD	1,522,692	09/30/2022	—	(12,650)
Unrealized Appreciation (Depreciation)						$ 69,560	$ (12,650)
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar

Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Auto Manufacturers	$ 1,854,643	$ 953,573	$—	$ 2,808,216
Chemicals	7,275,188	1,131,822	—	8,407,010
Food	19,460,257	2,171,176	—	21,631,433
Food Service	—	1,860,613	—	1,860,613
Forest Products&Paper	196,685	1,060,957	—	1,257,642
Household Products/Wares	5,680,826	1,786,829	—	7,467,655
Miscellaneous Manufactur	3,845,460	1,778,869	—	5,624,329
Pharmaceuticals	66,324,336	1,794,324	—	68,118,660
Other Industries	525,424,549	—	—	525,424,549
Unaffiliated Investment Companies	6,971,164	—	—	6,971,164
Short-Term Investments	—	98,451	—	98,451
Repurchase Agreements	—	2,241,517	—	2,241,517
Total Investments at Value	$637,033,108	$14,878,131	$—	$651,911,239
Other Financial Instruments:†
Futures Contracts	$ 7,390	$ —	$—	$ 7,390
Forward Foreign Currency Contracts	—	69,560	—	69,560
Total Other Financial Instruments	$ 7,390	$ 69,560	$—	$ 76,950
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$ —	$ 12,650	$—	$ 12,650
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.4%
Advertising — 0.5%
Trade Desk, Inc., Class A†	18,177	$ 761,434
Aerospace/Defense — 0.6%
HEICO Corp.	658	86,277
HEICO Corp., Class A	1,155	121,714
Hexcel Corp.	1,400	73,234
Howmet Aerospace, Inc.	4,074	128,127
Spirit AeroSystems Holdings, Inc., Class A	1,546	45,298
TransDigm Group, Inc.†	752	403,576
		858,226
Agriculture — 0.1%
Darling Ingredients, Inc.†	2,972	177,726
Airlines — 0.4%
Alaska Air Group, Inc.†	3,531	141,417
Delta Air Lines, Inc.†	9,997	289,613
Southwest Airlines Co.†	4,000	144,480
		575,510
Apparel — 0.1%
Deckers Outdoor Corp.†	373	95,245
Skechers U.S.A., Inc., Class A†	1,715	61,020
Tapestry, Inc.	557	17,000
		173,265
Auto Manufacturers — 0.2%
Lucid Group, Inc.†	7,794	133,745
PACCAR, Inc.	1,050	86,457
		220,202
Auto Parts&Equipment — 0.1%
Allison Transmission Holdings, Inc.	1,194	45,909
Aptiv PLC†	1,780	158,545
		204,454
Banks — 0.5%
First Citizens BancShares, Inc., Class A	47	30,728
First Republic Bank	675	97,335
Signature Bank	49	8,781
SVB Financial Group†	1,366	539,556
Western Alliance Bancorp	1,010	71,306
		747,706
Beverages — 0.3%
Boston Beer Co., Inc., Class A†	303	91,800
Brown-Forman Corp., Class A	418	28,274
Brown-Forman Corp., Class B	4,472	313,755
Constellation Brands, Inc., Class A	300	69,918
		503,747
Biotechnology — 2.3%
Alnylam Pharmaceuticals, Inc.†	2,760	402,546
Apellis Pharmaceuticals, Inc.†	7,979	360,810
Argenx SE ADR†	342	129,577
BioMarin Pharmaceutical, Inc.†	900	74,583
BioNTech SE ADR	535	79,768
Bio-Rad Laboratories, Inc., Class A†	465	230,175
Blueprint Medicines Corp.†	1,200	60,612
Certara, Inc.†	1,172	25,151
Corteva, Inc.	2,900	157,006
Exelixis, Inc.†	4,272	88,943
Genmab A/S ADR†	2,416	78,496
Guardant Health, Inc.†	2,793	112,670
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Horizon Therapeutics PLC†	4,161	$ 331,881
Incyte Corp.†	3,391	257,614
Ionis Pharmaceuticals, Inc.†	2,027	75,040
Kodiak Sciences, Inc.†	6,098	46,589
Maravai LifeSciences Holdings, Inc., Class A†	1,714	48,695
Novavax, Inc.†	1,218	62,642
Royalty Pharma PLC, Class A	1,681	70,669
Sarepta Therapeutics, Inc.†	1,314	98,497
Seagen, Inc.†	2,874	508,526
Ultragenyx Pharmaceutical, Inc.†	812	48,444
United Therapeutics Corp.†	325	76,583
		3,425,517
Building Materials — 1.3%
Armstrong World Industries, Inc.	420	31,483
Eagle Materials, Inc.	508	55,850
Fortune Brands Home & Security, Inc.	3,397	203,412
Johnson Controls International PLC	17,567	841,108
Louisiana-Pacific Corp.	123	6,447
Martin Marietta Materials, Inc.	85	25,435
Masco Corp.	191	9,665
Trex Co., Inc.†	4,684	254,903
Vulcan Materials Co.	3,209	455,999
		1,884,302
Chemicals — 2.0%
Albemarle Corp.	6,116	1,278,122
Axalta Coating Systems, Ltd.†	838	18,528
CF Industries Holdings, Inc.	11,012	944,059
Chemours Co.	1,453	46,525
FMC Corp.	673	72,018
Mosaic Co.	694	32,778
PPG Industries, Inc.	3,754	429,232
RPM International, Inc.	1,852	145,789
Valvoline, Inc.	2,797	80,637
		3,047,688
Commercial Services — 5.5%
Block, Inc., Class A†	6,429	395,126
Booz Allen Hamilton Holding Corp.	3,100	280,116
Bright Horizons Family Solutions, Inc.†	1,410	119,173
Cintas Corp.	2,670	997,325
CoStar Group, Inc.†	24,107	1,456,304
Driven Brands Holdings, Inc.†	50	1,377
Equifax, Inc.	1,897	346,734
Euronet Worldwide, Inc.†	1,440	144,850
FleetCor Technologies, Inc.†	2,085	438,079
FTI Consulting, Inc.†	561	101,457
Gartner, Inc.†	2,720	657,778
GXO Logistics, Inc.†	180	7,789
H&R Block, Inc.	2,120	74,878
MarketAxess Holdings, Inc.	1,418	363,022
Mister Car Wash, Inc.†	890	9,683
Morningstar, Inc.	352	85,124
Paylocity Holding Corp.†	1,950	340,119
Quanta Services, Inc.	1,213	152,037
Ritchie Bros. Auctioneers, Inc.	1,050	68,313
Robert Half International, Inc.	1,482	110,987
Rollins, Inc.	5,662	197,717
Service Corp. International	1,100	76,032
Shift4 Payments, Inc., Class A†	827	27,341
Toast, Inc., Class A†	3,530	45,678
TransUnion	5,078	406,189

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
United Rentals, Inc.†	1,562	$ 379,426
Verisk Analytics, Inc.	4,321	747,922
WEX, Inc.†	1,203	187,139
WillScot Mobile Mini Holdings Corp.†	1,800	58,356
		8,276,071
Computer Data Security — 0.0%
Snyk, Ltd.†(1)(2)	4,274	48,595
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	41	39,153
Computers — 3.4%
Crowdstrike Holdings, Inc., Class A†	7,457	1,256,952
Dell Technologies, Inc., Class C	639	29,528
Endava PLC†	600	52,962
EPAM Systems, Inc.†	2,069	609,900
Fortinet, Inc.†	24,567	1,390,001
Genpact, Ltd.	3,188	135,044
Globant SA†	1,386	241,164
HP, Inc.	7,555	247,653
KBR, Inc.	1,403	67,891
Leidos Holdings, Inc.	600	60,426
NCR Corp.†	103	3,204
NetApp, Inc.	3,474	226,644
Pure Storage, Inc., Class A†	4,393	112,944
Thoughtworks Holding, Inc.†	1,329	18,752
Zscaler, Inc.†	4,095	612,243
		5,065,308
Distribution/Wholesale — 2.9%
Copart, Inc.†	12,136	1,318,698
Core & Main, Inc., Class A†	322	7,181
Fastenal Co.	19,690	982,925
Ferguson PLC	500	55,355
IAA, Inc.†	5,132	168,176
Leslie's, Inc.†	2,201	33,411
Pool Corp.	1,339	470,297
SiteOne Landscape Supply, Inc.†	1,722	204,694
Watsco, Inc.	1,197	285,867
WESCO International, Inc.†	5,160	552,636
WW Grainger, Inc.	712	323,554
		4,402,794
Diversified Finan Serv — 1.9%
Ameriprise Financial, Inc.	1,094	260,022
Apollo Global Management, Inc.	10,865	526,735
Blue Owl Capital, Inc.	11,592	116,268
Cboe Global Markets, Inc.	600	67,914
Credit Acceptance Corp.†	11	5,207
Discover Financial Services	2,750	260,095
LPL Financial Holdings, Inc.	1,243	229,309
Nasdaq, Inc.	406	61,931
Raymond James Financial, Inc.	244	21,816
Rocket Cos., Inc., Class A	1,031	7,588
Tradeweb Markets, Inc., Class A	18,061	1,232,663
Upstart Holdings, Inc.†	219	6,925
UWM Holdings Corp.	1,314	4,652
Western Union Co.	2,019	33,253
		2,834,378
Security Description	Shares or Principal Amount	Value

Electric — 0.1%
AES Corp.	1,875	$ 39,394
Vistra Corp.	3,841	87,767
		127,161
Electrical Components & Equipment — 0.8%
AMETEK, Inc.	550	60,439
ChargePoint Holdings, Inc.†	3,101	42,453
Generac Holdings, Inc.†	2,418	509,182
Littelfuse, Inc.	349	88,660
Universal Display Corp.	5,592	565,575
		1,266,309
Electronics — 3.3%
Agilent Technologies, Inc.	16,854	2,001,749
Allegion PLC	1,784	174,654
Amphenol Corp., Class A	15,847	1,020,230
Arrow Electronics, Inc.†	51	5,717
Hubbell, Inc.	750	133,935
Jabil, Inc.	1,756	89,925
Keysight Technologies, Inc.†	3,871	533,617
Mettler-Toledo International, Inc.†	730	838,602
National Instruments Corp.	265	8,276
Vontier Corp.	1,565	35,979
Woodward, Inc.	800	73,992
		4,916,676
Energy-Alternate Sources — 1.1%
Enphase Energy, Inc.†	4,184	816,884
Enviva, Inc.	478	27,351
Plug Power, Inc.†	4,030	66,777
SolarEdge Technologies, Inc.†	2,630	719,779
		1,630,791
Engineering & Construction — 0.1%
AECOM	127	8,283
TopBuild Corp.†	431	72,046
		80,329
Enterprise Software / Services — 0.0%
Socure, Inc.†(1)(2)	920	11,242
Entertainment — 1.3%
Caesars Entertainment, Inc.†	5,498	210,574
Churchill Downs, Inc.	566	108,406
DraftKings, Inc., Class A†	58,817	686,394
Live Nation Entertainment, Inc.†	9,446	780,051
Madison Square Garden Sports Corp.†	149	22,499
Six Flags Entertainment Corp.†	602	13,063
Vail Resorts, Inc.	854	186,215
		2,007,202
Environmental Control — 0.4%
Republic Services, Inc.	2,456	321,417
Tetra Tech, Inc.	342	46,700
Waste Connections, Inc.	2,298	284,860
		652,977
Food — 0.8%
Grocery Outlet Holding Corp.†	102	4,348
Hershey Co.	3,011	647,847
Kellogg Co.	2,160	154,094
Lamb Weston Holdings, Inc.	2,251	160,857
McCormick & Co., Inc.	600	49,950
Performance Food Group Co.†	734	33,749

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Pilgrim's Pride Corp.†	385	$ 12,024
Tyson Foods, Inc., Class A	900	77,454
		1,140,323
Gas — 0.0%
National Fuel Gas Co.	111	7,332
Hand/Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	875	107,940
MSA Safety, Inc.	222	26,878
		134,818
Healthcare-Products — 6.8%
10X Genomics, Inc., Class A†	1,272	57,558
ABIOMED, Inc.†	1,623	401,709
Align Technology, Inc.†	1,083	256,314
Avantor, Inc.†	20,295	631,174
Bio-Techne Corp.	1,467	508,521
Bruker Corp.	2,649	166,251
Cooper Cos., Inc.	216	67,634
Exact Sciences Corp.†	28,872	1,137,268
Globus Medical, Inc., Class A†	82	4,603
Hologic, Inc.†	1,019	70,617
ICU Medical, Inc.†	59	9,699
IDEXX Laboratories, Inc.†	1,896	664,984
Inspire Medical Systems, Inc.†	3,706	676,975
Insulet Corp.†	10,205	2,224,078
Masimo Corp.†	599	78,271
Natera, Inc.†	1,251	44,335
Novocure, Ltd.†	2,631	182,855
Penumbra, Inc.†	1,598	198,983
QuidelOrtho Corp.†	736	71,524
Repligen Corp.†	2,371	385,050
ResMed, Inc.	4,656	976,037
Shockwave Medical, Inc.†	450	86,027
STERIS PLC	625	128,844
Tandem Diabetes Care, Inc.†	931	55,106
Teleflex, Inc.	201	49,416
Waters Corp.†	935	309,466
West Pharmaceutical Services, Inc.	2,315	699,987
		10,143,286
Healthcare-Services — 1.4%
Acadia Healthcare Co., Inc.†	796	53,834
agilon health, Inc.†	2,729	59,574
Amedisys, Inc.†	501	52,665
Catalent, Inc.†	2,750	295,048
Centene Corp.†	1,081	91,463
Charles River Laboratories International, Inc.†	735	157,268
Chemed Corp.	81	38,021
DaVita, Inc.†	912	72,924
Ginkgo Bioworks Holdings, Inc.†	2,588	6,159
IQVIA Holdings, Inc.†	3,766	817,184
Molina Healthcare, Inc.†	1,676	468,626
Sotera Health Co.†	1,543	30,227
Syneos Health, Inc.†	280	20,070
Teladoc Health, Inc.†	241	8,004
		2,171,067
Home Builders — 1.8%
D.R. Horton, Inc.	2,643	174,940
Lennar Corp., Class A	15,757	1,111,972
Security Description	Shares or Principal Amount	Value

Home Builders (continued)
NVR, Inc.†	117	$ 468,484
PulteGroup, Inc.	1,443	57,186
Thor Industries, Inc.	12,212	912,603
Toll Brothers, Inc.	889	39,649
		2,764,834
Household Products/Wares — 0.5%
Avery Dennison Corp.	1,707	276,312
Church & Dwight Co., Inc.	2,318	214,786
Clorox Co.	1,595	224,863
		715,961
Housewares — 0.0%
Scotts Miracle-Gro Co.	215	16,983
Insurance — 1.0%
Alleghany Corp.†	30	24,993
Arch Capital Group, Ltd.†	1,829	83,201
Arthur J. Gallagher & Co.	3,095	504,609
Assurant, Inc.	401	69,313
Brown & Brown, Inc.	281	16,393
Erie Indemnity Co., Class A	290	55,735
Everest Re Group, Ltd.	188	52,693
Hartford Financial Services Group, Inc.	6,600	431,838
Lincoln National Corp.	554	25,910
Markel Corp.†	48	62,076
RenaissanceRe Holdings, Ltd.	372	58,170
Ryan Specialty Group Holdings, Inc.†	1,284	50,320
		1,435,251
Internet — 7.7%
CDW Corp.	4,961	781,655
Chewy, Inc., Class A†	2,238	77,703
DoorDash, Inc., Class A†	3,454	221,643
eBay, Inc.	1,137	47,379
Etsy, Inc.†	17,929	1,312,582
Expedia Group, Inc.†	2,361	223,894
GoDaddy, Inc., Class A†	1,463	101,766
IAC/InterActiveCorp†	589	44,746
Lyft, Inc., Class A†	3,829	50,849
Match Group, Inc.†	20,324	1,416,379
NortonLifeLock, Inc.	3,156	69,306
Okta, Inc.†	13,178	1,191,291
Opendoor Technologies, Inc.†	1,977	9,312
Palo Alto Networks, Inc.†	3,930	1,941,184
Pinterest, Inc., Class A†	5,892	106,999
Roku, Inc.†	14,947	1,227,747
Snap, Inc., Class A†	44,375	582,644
Spotify Technology SA†	14,990	1,406,512
TripAdvisor, Inc.†	129	2,296
Twitter, Inc.†	10,789	403,401
Upwork, Inc.†	2,500	51,700
VeriSign, Inc.†	532	89,020
Wayfair, Inc., Class A†	1,474	64,207
Wix.com, Ltd.†	652	42,739
Zendesk, Inc.†	1,898	140,585
Zillow Group, Inc., Class A†	55	1,749
Zillow Group, Inc., Class C†	156	4,953
		11,614,241
Iron/Steel — 0.1%
Steel Dynamics, Inc.	2,400	158,760

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure Time — 0.3%
Brunswick Corp.	207	$ 13,534
Norwegian Cruise Line Holdings, Ltd.†	483	5,371
Peloton Interactive, Inc., Class A†	28,507	261,694
Planet Fitness, Inc., Class A†	971	66,038
Polaris, Inc.	654	64,929
YETI Holdings, Inc.†	1,360	58,847
		470,413
Lodging — 1.2%
Choice Hotels International, Inc.	525	58,606
Hilton Worldwide Holdings, Inc.	8,796	980,226
Las Vegas Sands Corp.†	1,927	64,728
MGM Resorts International	13,300	385,035
Travel & Leisure Co.	941	36,530
Wyndham Hotels & Resorts, Inc.	981	64,471
Wynn Resorts, Ltd.†	2,410	137,322
		1,726,918
Machinery-Constr&Mining — 0.1%
BWX Technologies, Inc.	1,956	107,756
Vertiv Holdings Co.	749	6,157
		113,913
Machinery-Diversified — 1.4%
AGCO Corp.	128	12,634
Cognex Corp.	4,026	171,185
Graco, Inc.	2,898	172,170
IDEX Corp.	611	110,976
Middleby Corp.†	5,641	707,156
Nordson Corp.	212	42,917
Otis Worldwide Corp.	2,506	177,099
Rockwell Automation, Inc.	2,581	514,419
Toro Co.	2,529	191,673
Xylem, Inc.	392	30,647
		2,130,876
Media — 1.0%
Cable One, Inc.	234	301,701
FactSet Research Systems, Inc.	1,421	546,474
Liberty Broadband Corp., Class A†	151	17,146
Liberty Broadband Corp., Class C†	936	108,239
Liberty Media Corp. - Liberty Formula One, Series A†	37	2,145
Liberty Media Corp. - Liberty Formula One, Series C†	351	22,278
Liberty Media Corp. - Liberty SiriusXM, Series A†	326	11,749
Liberty Media Corp. - Liberty SiriusXM, Series C†	672	24,226
Nexstar Media Group, Inc., Class A	55	8,958
Warner Bros. Discovery, Inc.†	27,043	362,917
World Wrestling Entertainment, Inc., Class A	672	41,993
		1,447,826
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.	958	86,287
Valmont Industries, Inc.	846	190,037
		276,324
Security Description	Shares or Principal Amount	Value

Mining — 0.0%
MP Materials Corp.†	1,417	$ 45,458
Royal Gold, Inc.	67	7,154
		52,612
Miscellaneous Manufactur — 0.7%
A.O. Smith Corp.	1,732	94,706
Axon Enterprise, Inc.†	816	76,027
Carlisle Cos., Inc.	677	161,539
Donaldson Co., Inc.	324	15,597
Parker-Hannifin Corp.	454	111,707
Trane Technologies PLC	4,267	554,155
		1,013,731
Office/Business Equip — 0.2%
Zebra Technologies Corp., Class A†	1,200	352,740
Oil & Gas — 2.5%
Antero Resources Corp.†	2,988	91,582
APA Corp.	1,400	48,860
Continental Resources, Inc.	424	27,708
Coterra Energy, Inc.	7,623	196,597
Devon Energy Corp.	13,925	767,407
Diamondback Energy, Inc.	6,255	757,793
Hess Corp.	3,444	364,857
Ovintiv, Inc.	2,872	126,914
PDC Energy, Inc.	792	48,795
Pioneer Natural Resources Co.	4,095	913,513
Range Resources Corp.†	2,710	67,072
Southwestern Energy Co.†	1,234	7,713
Texas Pacific Land Corp.	89	132,434
Venture Global LNG, Inc. Series B†(1)(2)	3	17,851
Venture Global LNG, Inc. Series C†(1)(2)	42	249,907
		3,819,003
Oil & Gas Services — 0.3%
Halliburton Co.	12,457	390,651
Packaging&Containers — 0.5%
Ardagh Metal Packaging SA	10,621	64,788
Ball Corp.	2,756	189,530
Berry Global Group, Inc.†	984	53,766
Crown Holdings, Inc.	1,623	149,592
Graphic Packaging Holding Co.	3,681	75,460
Sealed Air Corp.	4,376	252,583
		785,719
Pharmaceuticals — 2.8%
AmerisourceBergen Corp.	2,330	329,648
Ascendis Pharma A/S ADR†	4,255	395,545
DexCom, Inc.†	32,557	2,426,473
Elanco Animal Health, Inc.†	3,146	61,756
McKesson Corp.	2,461	802,803
Neurocrine Biosciences, Inc.†	2,213	215,723
		4,231,948
Pipelines — 0.9%
Cheniere Energy, Inc.	4,274	568,570
New Fortress Energy LLC	752	29,757
ONEOK, Inc.	784	43,512
Targa Resources Corp.	11,494	685,847
		1,327,686
Private Equity — 0.5%
Ares Management Corp., Class A	12,107	688,404

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate — 0.1%
CBRE Group, Inc., Class A†	2,514	$ 185,055
eXp World Holdings, Inc.	1,800	21,186
		206,241
REITS — 1.8%
Alexandria Real Estate Equities, Inc.	1,100	159,533
Apartment Income REIT Corp.	198	8,237
AvalonBay Communities, Inc.	2,526	490,676
Camden Property Trust	136	18,289
CubeSmart	10,300	440,016
Equity LifeStyle Properties, Inc.	5,500	387,585
Extra Space Storage, Inc.	246	41,850
Iron Mountain, Inc.	3,376	164,377
Lamar Advertising Co., Class A	1,188	104,508
Rexford Industrial Realty, Inc.	1,100	63,349
SBA Communications Corp.	2,050	656,103
Simon Property Group, Inc.	2,471	234,547
		2,769,070
Retail — 9.1%
Advance Auto Parts, Inc.	75	12,982
AutoZone, Inc.†	551	1,184,165
Best Buy Co., Inc.	982	64,017
BJ's Wholesale Club Holdings, Inc.†	6,620	412,558
Burlington Stores, Inc.†	3,338	454,736
CarMax, Inc.†	941	85,142
Carvana Co.†	2,339	52,815
Casey's General Stores, Inc.	400	73,992
Chipotle Mexican Grill, Inc.†	996	1,302,031
Darden Restaurants, Inc.	2,120	239,814
Dollar Tree, Inc.†	1,429	222,710
Domino's Pizza, Inc.	937	365,158
Five Below, Inc.†	2,352	266,787
Floor & Decor Holdings, Inc., Class A†	11,597	730,147
Freshpet, Inc.†	397	20,600
Genuine Parts Co.	176	23,408
Lululemon Athletica, Inc.†	10,558	2,878,216
Nordstrom, Inc.	1,493	31,547
Olaplex Holdings, Inc.†	1,940	27,335
Ollie's Bargain Outlet Holdings, Inc.†	1,150	67,562
O'Reilly Automotive, Inc.†	1,140	720,206
Papa John's International, Inc.	1,392	116,260
Restaurant Brands International, Inc.	2,792	140,019
RH†	342	72,593
Ross Stores, Inc.	3,436	241,310
Texas Roadhouse, Inc.	6,419	469,871
Tractor Supply Co.	4,522	876,590
Ulta Beauty, Inc.†	5,114	1,971,345
Victoria's Secret & Co.†	923	25,816
Wendy's Co.	2,695	50,882
Williams-Sonoma, Inc.	2,059	228,446
Yum! Brands, Inc.	2,114	239,960
		13,669,020
Semiconductors — 3.0%
Allegro MicroSystems, Inc.†	745	15,414
Ambarella, Inc.†	400	26,184
Analog Devices, Inc.	1	146
Entegris, Inc.	6,549	603,359
GlobalFoundries, Inc.†	236	9,520
KLA Corp.	370	118,060
Lattice Semiconductor Corp.†	3,891	188,714
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Marvell Technology, Inc.	2,333	$ 101,556
Microchip Technology, Inc.	16,527	959,888
MKS Instruments, Inc.	6,229	639,282
Monolithic Power Systems, Inc.	1,754	673,606
ON Semiconductor Corp.†	10,028	504,509
Silicon Laboratories, Inc.†	450	63,099
Skyworks Solutions, Inc.	1,450	134,328
Synaptics, Inc.†	300	35,415
Teradyne, Inc.	4,917	440,317
		4,513,397
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	485	105,643
Software — 17.2%
Alteryx, Inc., Class A†	926	44,837
ANSYS, Inc.†	1,506	360,371
AppLovin Corp., Class A†	5,012	172,613
Aspen Technology, Inc.†	1,039	190,844
Avalara, Inc.†	2,562	180,877
Bentley Systems, Inc., Class B	4,148	138,128
Bill.com Holdings, Inc.†	2,050	225,377
Black Knight, Inc.†	2,613	170,864
Broadridge Financial Solutions, Inc.	3,685	525,297
Cadence Design Systems, Inc.†	9,247	1,387,327
CCC Intelligent Solutions Holdings, Inc.†	3,707	34,104
CDK Global, Inc.	1,511	82,758
Ceridian HCM Holding, Inc.†	2,676	125,986
Change Healthcare, Inc.†	310	7,149
Citrix Systems, Inc.	925	89,882
Cloudflare, Inc., Class A†	4,363	190,881
Confluent, Inc., Class A†	3,040	70,650
Coupa Software, Inc.†	2,008	114,657
Databricks, Inc.†(1)(2)	689	114,291
Datadog, Inc., Class A†	9,700	923,828
Definitive Healthcare Corp.†	253	5,801
Descartes Systems Group, Inc.†	1,000	62,060
DocuSign, Inc.†	14,533	833,904
DoubleVerify Holdings, Inc.†	3,598	81,567
Doximity, Inc., Class A†	698	24,304
Dropbox, Inc., Class A†	4,079	85,618
Dynatrace, Inc.†	4,597	181,306
Elastic NV†	1,190	80,527
Electronic Arts, Inc.	821	99,875
Fair Isaac Corp.†	1,064	426,558
Five9, Inc.†	13,594	1,238,957
Gitlab, Inc., Class A†	1,230	65,362
HubSpot, Inc.†	1,976	594,084
Informatica, Inc.†	3,398	70,576
ironSource, Ltd., Class A†	128,158	305,016
Jack Henry & Associates, Inc.	1,133	203,963
Jamf Holding Corp.†	874	21,649
Magic Leap, Inc., Class A†(1)(2)	9	108
Manhattan Associates, Inc.†	2,155	246,963
MongoDB, Inc.†	6,255	1,623,173
MSCI, Inc.	2,281	940,114
nCino, Inc†	3,564	110,199
New Relic, Inc.†	806	40,340
Nutanix, Inc., Class A†	1,713	25,061
Palantir Technologies, Inc., Class A†	28,246	256,191
Paychex, Inc.	8,938	1,017,770
Paycom Software, Inc.†	7,215	2,021,066
Paycor HCM, Inc.†	2,900	75,400

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Pegasystems, Inc.	645	$ 30,857
Playtika Holding Corp.†	1,475	19,529
Procore Technologies, Inc.†	1,800	81,702
PTC, Inc.†	3,735	397,180
Qualtrics International, Inc., Class A†	4,001	50,053
RingCentral, Inc., Class A†	12,209	638,042
ROBLOX Corp., Class A†	6,874	225,880
SentinelOne, Inc., Class A†	4,601	107,341
Signify Health, Inc., Class A†	61	842
Smartsheet, Inc., Class A†	1,958	61,540
Splunk, Inc.†	2,513	222,300
SS&C Technologies Holdings, Inc.	1,508	87,570
Synopsys, Inc.†	4,816	1,462,619
Take-Two Interactive Software, Inc.†	6,034	739,346
Tanium Class B†(1)(2)	1,910	14,688
Teradata Corp.†	882	32,643
Twilio, Inc., Class A†	1,272	106,606
Tyler Technologies, Inc.†	1,380	458,822
UiPath, Inc., Class A†	2,975	54,115
Unity Software, Inc.†	2,189	80,599
Veeva Systems, Inc., Class A†	14,077	2,787,809
Workday, Inc., Class A†	7,885	1,100,588
Workiva, Inc.†	850	56,092
Zoom Video Communications, Inc., Class A†	1,988	214,644
ZoomInfo Technologies, Inc.†	26,195	870,722
		25,790,362
Telecommunications — 1.9%
Arista Networks, Inc.†	26,534	2,487,297
Corning, Inc.	696	21,931
Motorola Solutions, Inc.	1,100	230,560
Switch, Inc., Class A	1,336	44,756
Ubiquiti, Inc.	27	6,702
		2,791,246
Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	9,728	217,226
Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	527	53,422
Expeditors International of Washington, Inc.	1,756	171,140
JB Hunt Transport Services, Inc.	2,710	426,743
Landstar System, Inc.	1,038	150,946
Old Dominion Freight Line, Inc.	3,517	901,337
XPO Logistics, Inc.†	121	5,827
		1,709,415
Total Common Stocks (cost $165,398,198)		144,842,003
CONVERTIBLE PREFERRED STOCKS — 0.6%
Advertising — 0.0%
Nanigans, Inc., Series B†(1)(2)	6,300	0
Computer Data Security — 0.1%
Snyk, Ltd. Series F†(1)(2)	7,125	81,011
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	2	1,910
Enterprise Software / Services — 0.0%
Socure, Inc. Series A†(1)(2)	1,118	13,662
Socure, Inc. Series A1†(1)(2)	918	11,218
Security Description	Shares or Principal Amount	Value

Enterprise Software / Services (continued)
Socure, Inc. Series B†(1)(2)	17	$ 208
Socure, Inc. Series E†(1)(2)	2,127	25,992
		51,080
Internet — 0.1%
DataRobot, Inc. Series G†(1)(2)	2,952	43,365
Rappi, Inc. Series E†(1)(2)	1,959	100,947
		144,312
Software — 0.4%
Databricks, Inc. Series F†(1)(2)	1,680	278,678
Databricks, Inc. Series G†(1)(2)	162	26,873
Databricks, Inc. Series H†(1)(2)	364	60,380
Tanium, Inc. Series G†(1)(2)	32,619	250,840
		616,771
Total Convertible Preferred Stocks (cost $782,440)		895,084
UNAFFILIATED INVESTMENT COMPANIES — 2.1%
Exchange-Traded Funds — 2.1%
iShares Russell Midcap Growth Index Fund (cost $3,342,956)	40,264	3,189,714
WARRANTS — 0.0%
Advertising — 0.0%
Nanigans, Inc. Expires 06/18/2028†(1)(2) (cost $0)	14,858	0
Total Long-Term Investment Securities (cost $169,523,594)		148,926,801
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43%(3)	59,545	59,545
T. Rowe Price Government Reserve Fund 1.34%(3)	100	100
		59,645
U.S. Government — 0.1%
United States Treasury Bills
0.36%, 12/29/2022(4)	$100,000	98,783
Total Short-Term Investments (cost $159,466)		158,428
REPURCHASE AGREEMENTS — 0.7%
Bank of America Securities LLC Joint Repurchase Agreement(5)	220,000	220,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	210,000	210,000
BNP Paribas SA Joint Repurchase Agreement(5)	180,000	180,000

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(5)	$245,000	$ 245,000
RBS Securities, Inc. Joint Repurchase Agreement(5)	230,000	230,000
Total Repurchase Agreements (cost $1,085,000)		1,085,000
TOTAL INVESTMENTS (cost $170,768,060)	99.9%	150,170,229
Other assets less liabilities	0.1	105,344
NET ASSETS	100.0%	$150,275,573
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	08/16/2021	15	$25,563
	11/04/2021	26	44,324
		41	69,887	$ 39,153	$ 954.95	0.03%
Databricks, Inc.
	07/24/2020	468	22,481
	08/28/2020	221	10,608
		689	33,089	114,291	165.88	0.07
Magic Leap, Inc., Class A	12/28/2015	9	114,566	108	12.00	0.00
Snyk, Ltd.	06/25/2021	4,274	61,308	48,595	11.37	0.03
Socure, Inc.	12/22/2021	920	14,783	11,242	12.22	0.01
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Tanium Class B	09/24/2020	1,910	$21,765	$ 14,688	$ 7.69	0.01%
Venture Global LNG, Inc. Series B	03/08/2018	3	9,060	17,851	5,950.33	0.01
Venture Global LNG, Inc.
Series C	10/16/2017	39	147,069
	03/08/2018	3	9,060
		42	156,129	249,907	5,950.19	0.17
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	3,409	1,910	955.00	0.00
Databricks, Inc. Series F	10/22/2019	1,680	72,153	278,678	165.88	0.18
Databricks, Inc. Series G	02/01/2021	162	28,734	26,873	165.88	0.02
Databricks, Inc. Series H	08/31/2021	364	80,245	60,380	165.88	0.04
DataRobot, Inc. Series G	06/11/2021	2,952	80,768	43,365	14.69	0.03
Nanigans, Inc., Series B	03/16/2015	6,300	68,787	0	0.00	0.00
Rappi, Inc. Series E	09/08/2020	1,959	117,042	100,947	51.53	0.07
Snyk, Ltd. Series F	08/26/2015	7,125	102,205	81,011	11.37	0.05
Socure, Inc. Series A	12/22/2021	1,118	17,965	13,662	12.22	0.01
Socure, Inc. Series A1	12/22/2021	918	14,751	11,218	12.22	0.01
Socure, Inc. Series B	12/22/2021	17	273	208	12.24	0.00
Socure, Inc. Series E	10/27/2021	2,127	34,178	25,992	12.22	0.02
Tanium, Inc. Series G	08/26/2015	32,619	161,930	250,840	7.69	0.17
Warrants
Nanigans, Inc. Expires 06/18/2028	12/14/2021	14,858	0	0	0.00	0.00
				$1,390,920		0.93%
(3)	The rate shown is the 7-day yield as of June 30, 2022.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
ADR—American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1	Long	S&P Mid Cap 400 E-Mini Index	September 2022	$228,227	$226,800	$(1,427)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Data Security	$ —	$ —	$ 48,595	$ 48,595
Computer Graphics	—	—	39,153	39,153
Enterprise Software / Services	—	—	11,242	11,242
Oil & Gas	3,551,245	—	267,758	3,819,003
Software	25,661,275	—	129,087	25,790,362
Other Industries	115,133,648	—	—	115,133,648
Convertible Preferred Stocks	—	—	895,084	895,084
Unaffiliated Investment Companies	3,189,714	—	—	3,189,714
Warrants	—	—	0	0
Short-Term Investments:
U.S. Government	—	98,783	—	98,783
Other Short-Term Investments	59,645	—	—	59,645
Repurchase Agreements	—	1,085,000	—	1,085,000
Total Investments at Value	$147,595,527	$1,183,783	$1,390,919	$150,170,229
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 1,427	$ —	$ —	$ 1,427
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.0%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	4,114	$ 113,258
Omnicom Group, Inc.	2,129	135,426
		248,684
Aerospace/Defense — 1.4%
Curtiss-Wright Corp.	401	52,956
HEICO Corp.	30	3,934
HEICO Corp., Class A	52	5,480
Hexcel Corp.	877	45,876
Howmet Aerospace, Inc.	19,533	614,313
L3Harris Technologies, Inc.	2,885	697,304
Mercury Systems, Inc.†	586	37,697
Rolls-Royce Holdings PLC†	611,904	618,828
Spirit AeroSystems Holdings, Inc., Class A	14,856	435,281
Teledyne Technologies, Inc.†	485	181,928
TransDigm Group, Inc.†	337	180,858
		2,874,455
Agriculture — 0.6%
Bunge, Ltd.	12,886	1,168,632
Darling Ingredients, Inc.†	1,559	93,228
		1,261,860
Airlines — 0.5%
Alaska Air Group, Inc.†	7,250	290,363
American Airlines Group, Inc.†	6,758	85,691
Copa Holdings SA, Class A†	323	20,469
Delta Air Lines, Inc.†	10,389	300,969
JetBlue Airways Corp.†	3,356	28,090
Southwest Airlines Co.†	6,198	223,872
United Airlines Holdings, Inc.†	3,413	120,888
		1,070,342
Apparel — 1.1%
Capri Holdings, Ltd.†	1,506	61,761
Carter's, Inc.	412	29,038
Columbia Sportswear Co.	382	27,344
Deckers Outdoor Corp.†	33	8,426
Hanesbrands, Inc.	3,647	37,528
PVH Corp.	4,041	229,933
Ralph Lauren Corp.	9,833	881,528
Skechers U.S.A., Inc., Class A†	13,597	483,781
Tapestry, Inc.	2,390	72,943
Under Armour, Inc., Class A†	1,971	16,418
Under Armour, Inc., Class C†	2,282	17,298
Urban Outfitters, Inc.†	9,962	185,891
VF Corp.	3,658	161,574
		2,213,463
Auto Manufacturers — 1.2%
Cummins, Inc.	1,475	285,457
General Motors Co.†	4,500	142,920
Lucid Group, Inc.†	339	5,817
PACCAR, Inc.	23,763	1,956,646
Rivian Automotive, Inc., Class A†	1,865	48,005
		2,438,845
Auto Parts&Equipment — 0.6%
Allison Transmission Holdings, Inc.	211	8,113
Aptiv PLC†	5,544	493,804
BorgWarner, Inc.	2,499	83,392
Gentex Corp.	2,458	68,750
Security Description	Shares or Principal Amount	Value

Auto Parts&Equipment (continued)
Lear Corp.	3,596	$ 452,701
QuantumScape Corp.†	2,563	22,016
		1,128,776
Banks — 6.9%
Bank of Hawaii Corp.	414	30,802
Bank of New York Mellon Corp.	7,689	320,708
Bank OZK	1,226	46,012
BOK Financial Corp.	308	23,279
Citizens Financial Group, Inc.	5,110	182,376
Comerica, Inc.	7,406	543,452
Commerce Bancshares, Inc.	1,146	75,235
Cullen/Frost Bankers, Inc.	610	71,035
East West Bancorp, Inc.	6,724	435,715
Fifth Third Bancorp	43,939	1,476,350
First Citizens BancShares, Inc., Class A	96	62,763
First Hawaiian, Inc.	1,336	30,341
First Horizon Corp.	5,537	121,039
First Republic Bank	1,871	269,798
FNB Corp.	3,651	39,650
Huntington Bancshares, Inc.	15,019	180,679
KeyCorp	36,849	634,908
M&T Bank Corp.	1,870	298,059
Northern Trust Corp.	16,814	1,622,215
PacWest Bancorp	1,216	32,419
Pinnacle Financial Partners, Inc.	784	56,691
Popular, Inc.	7,905	608,132
Prosperity Bancshares, Inc.	6,536	446,213
Regions Financial Corp.	9,782	183,412
Signature Bank	5,752	1,030,816
State Street Corp.	31,202	1,923,603
SVB Financial Group†	1,059	418,294
Synovus Financial Corp.	1,506	54,291
Umpqua Holdings Corp.	29,683	497,784
Webster Financial Corp.	13,934	587,318
Westamerica BanCorp	11,090	617,269
Western Alliance Bancorp	429	30,287
Wintrust Financial Corp.	3,889	311,703
Zions Bancorp NA	12,512	636,861
		13,899,509
Beverages — 0.8%
Boston Beer Co., Inc., Class A†	5	1,515
Brown-Forman Corp., Class A	196	13,257
Brown-Forman Corp., Class B	791	55,497
Carlsberg A/S, Class B	5,090	649,284
Coca-Cola Europacific Partners PLC	8,216	424,028
Molson Coors Beverage Co., Class B	1,832	99,862
Monster Beverage Corp.†	4,700	435,690
		1,679,133
Biotechnology — 1.6%
Biogen, Inc.†	1,526	311,212
BioMarin Pharmaceutical, Inc.†	1,931	160,022
Bio-Rad Laboratories, Inc., Class A†	224	110,880
Certara, Inc.†	430	9,228
Corteva, Inc.	38,963	2,109,457
Exelixis, Inc.†	443	9,223
Horizon Therapeutics PLC†	164	13,081
Incyte Corp.†	258	19,600
Ionis Pharmaceuticals, Inc.†	120	4,442
Maravai LifeSciences Holdings, Inc., Class A†	5,917	168,102
Mirati Therapeutics, Inc.†	450	30,208

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Royalty Pharma PLC, Class A	3,841	$ 161,476
Ultragenyx Pharmaceutical, Inc.†	154	9,188
United Therapeutics Corp.†	467	110,044
		3,226,163
Building Materials — 2.5%
Armstrong World Industries, Inc.	206	15,442
AZEK Co., Inc.†	1,186	19,854
Builders FirstSource, Inc.†	5,443	292,289
Carrier Global Corp.	8,873	316,411
Eagle Materials, Inc.	70	7,696
Fortune Brands Home & Security, Inc.	6,145	367,963
Hayward Holdings, Inc.†	729	10,490
Johnson Controls International PLC	13,364	639,868
Lennox International, Inc.	339	70,034
Louisiana-Pacific Corp.	769	40,303
Martin Marietta Materials, Inc.	594	177,749
Masco Corp.	11,977	606,036
MDU Resources Group, Inc.	2,114	57,057
Mohawk Industries, Inc.†	6,071	753,350
Owens Corning	1,014	75,350
Summit Materials, Inc., Class A†	29,187	679,765
Vulcan Materials Co.	5,928	842,369
		4,972,026
Chemicals — 2.6%
Albemarle Corp.	594	124,134
Ashland Global Holdings, Inc.	5,774	595,011
Axalta Coating Systems, Ltd.†	21,667	479,057
Celanese Corp.	4,954	582,640
Chemours Co.	641	20,525
DuPont de Nemours, Inc.	14,888	827,475
Eastman Chemical Co.	8,333	748,053
Element Solutions, Inc.	2,415	42,987
FMC Corp.	867	92,778
Huntsman Corp.	2,083	59,053
International Flavors & Fragrances, Inc.	4,851	577,851
LyondellBasell Industries NV, Class A	2,690	235,267
Mosaic Co.	3,318	156,709
NewMarket Corp.	63	18,961
Olin Corp.	1,464	67,754
PPG Industries, Inc.	3,152	360,400
RPM International, Inc.	1,267	99,738
Westlake Chemical Corp.	345	33,817
		5,122,210
Commercial Services — 2.2%
ADT, Inc.	2,187	13,450
Affirm Holdings, Inc.†	1,837	33,176
AMERCO	94	44,954
Avis Budget Group, Inc.†	311	45,742
Bright Horizons Family Solutions, Inc.†	444	37,527
Cintas Corp.	61	22,785
Clarivate PLC†	5,013	69,480
CoStar Group, Inc.†	3,525	212,945
Driven Brands Holdings, Inc.†	544	14,982
Dun & Bradstreet Holdings, Inc.†	21,269	319,673
Element Fleet Management Corp.	30,406	317,005
Equifax, Inc.	636	116,248
Euronet Worldwide, Inc.†	125	12,574
FTI Consulting, Inc.†	205	37,074
Global Payments, Inc.	10,349	1,145,013
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Grand Canyon Education, Inc.†	2,598	$ 244,706
GXO Logistics, Inc.†	985	42,621
H&R Block, Inc.	299	10,561
Hertz Global Holdings, Inc.†	2,438	38,618
ManpowerGroup, Inc.	548	41,873
Mister Car Wash, Inc.†	229	2,491
Morningstar, Inc.	24	5,804
Nielsen Holdings PLC	3,748	87,028
Quanta Services, Inc.	3,663	459,120
Robert Half International, Inc.	133	9,960
Rollins, Inc.	179	6,251
SEACOR Marine Holdings, Inc.†	16,180	93,197
Service Corp. International	1,615	111,629
Strategic Education, Inc.	6,663	470,274
Terminix Global Holdings, Inc.†	1,272	51,707
TransUnion	538	43,035
United Rentals, Inc.†	405	98,378
WEX, Inc.†	130	20,223
WillScot Mobile Mini Holdings Corp.†	1,061	34,398
		4,314,502
Computers — 2.0%
Amdocs, Ltd.	9,465	788,529
CACI International, Inc., Class A†	242	68,191
Dell Technologies, Inc., Class C	2,371	109,564
DXC Technology Co.†	2,560	77,594
Genpact, Ltd.	892	37,785
Hewlett Packard Enterprise Co.	13,593	180,243
HP, Inc.	5,968	195,631
KBR, Inc.	18,334	887,182
Kyndryl Holdings, Inc.†	1,886	18,445
Leidos Holdings, Inc.	6,743	679,088
Lumentum Holdings, Inc.†	721	57,262
NCR Corp.†	1,261	39,230
Science Applications International Corp.	582	54,184
Western Digital Corp.†	16,280	729,832
		3,922,760
Cosmetics/Personal Care — 0.0%
Coty, Inc., Class A†	3,628	29,060
Distribution/Wholesale — 0.6%
Core & Main, Inc., Class A†	415	9,254
IAA, Inc.†	239	7,832
Leslie's, Inc.†	182	2,763
LKQ Corp.	19,711	967,613
SiteOne Landscape Supply, Inc.†	182	21,634
Univar Solutions, Inc.†	6,587	163,819
Watsco, Inc.	162	38,689
WESCO International, Inc.†	220	23,562
		1,235,166
Diversified Finan Serv — 2.9%
Affiliated Managers Group, Inc.	402	46,873
Air Lease Corp.	1,087	36,338
Ally Financial, Inc.	3,377	113,163
Ameriprise Financial, Inc.	416	98,875
Apollo Global Management, Inc.	11,398	552,575
Cboe Global Markets, Inc.	4,861	550,217
Coinbase Global, Inc., Class A†	1,622	76,266
Credit Acceptance Corp.†	65	30,772
Discover Financial Services	5,993	566,818
Evercore, Inc., Class A	396	37,070

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Finan Serv (continued)
Franklin Resources, Inc.	2,986	$ 69,604
Interactive Brokers Group, Inc., Class A	972	53,470
Invesco, Ltd.	19,561	315,519
Janus Henderson Group PLC	1,441	33,878
Jefferies Financial Group, Inc.	2,192	60,543
Lazard, Ltd., Class A	12,750	413,227
Nasdaq, Inc.	1,199	182,895
OneMain Holdings, Inc.	1,230	45,977
Raymond James Financial, Inc.	9,214	823,824
Rocket Cos., Inc., Class A	545	4,011
SEI Investments Co.	1,090	58,882
SLM Corp.	42,593	678,932
SoFi Technologies, Inc.†	8,319	43,841
Stifel Financial Corp.	1,081	60,558
Synchrony Financial	5,230	144,453
T. Rowe Price Group, Inc.	2,342	266,075
TPG, Inc.	9,914	237,044
Tradeweb Markets, Inc., Class A	415	28,324
Upstart Holdings, Inc.†	621	19,636
UWM Holdings Corp.	89	315
Virtu Financial, Inc., Class A	1,042	24,393
Western Union Co.	2,673	44,024
		5,718,392
Electric — 6.5%
AES Corp.	33,532	704,507
Alliant Energy Corp.	2,623	153,734
Ameren Corp.	2,694	243,430
Avangrid, Inc.	742	34,221
Brookfield Renewable Corp., Class A	1,336	47,575
CenterPoint Energy, Inc.	35,932	1,062,869
CMS Energy Corp.	12,477	842,197
Consolidated Edison, Inc.	3,715	353,296
Constellation Energy Corp.	3,418	195,715
DTE Energy Co.	2,019	255,908
Edison International	10,025	633,981
Entergy Corp.	2,125	239,360
Evergy, Inc.	2,326	151,771
Eversource Energy	9,768	825,103
FirstEnergy Corp.	40,620	1,559,402
Hawaiian Electric Industries, Inc.	1,138	46,544
IDACORP, Inc.	527	55,820
NRG Energy, Inc.	2,469	94,242
OGE Energy Corp.	2,089	80,552
PG&E Corp.†	235,663	2,351,917
Pinnacle West Capital Corp.	8,365	611,649
PPL Corp.	7,714	209,281
Public Service Enterprise Group, Inc.	15,925	1,007,734
Sempra Energy	3,805	571,777
Vistra Corp.	1,887	43,118
WEC Energy Group, Inc.	3,303	332,414
Xcel Energy, Inc.	5,709	403,969
		13,112,086
Electrical Compo & Equip — 0.3%
Acuity Brands, Inc.	361	55,609
AMETEK, Inc.	2,412	265,055
Energizer Holdings, Inc.	5,864	166,244
Littelfuse, Inc.	253	64,272
		551,180
Security Description	Shares or Principal Amount	Value

Electronics — 1.7%
Agilent Technologies, Inc.	3,370	$ 400,255
Allegion PLC	191	18,699
Amphenol Corp., Class A	1,508	97,085
Arrow Electronics, Inc.†	654	73,307
Avnet, Inc.	1,016	43,566
Coherent, Inc.†	26	6,922
Flex, Ltd.†	21,938	317,443
Fortive Corp.	3,755	204,197
Garmin, Ltd.	1,613	158,477
Hubbell, Inc.	560	100,005
II-VI, Inc.†	1,101	56,096
Jabil, Inc.	265	13,571
Keysight Technologies, Inc.†	140	19,299
National Instruments Corp.	21,567	673,537
nVent Electric PLC	1,728	54,138
Sensata Technologies Holding PLC	11,792	487,127
TD SYNNEX Corp.	446	40,630
TE Connectivity, Ltd.	3,905	441,851
Trimble, Inc.†	2,613	152,155
Vontier Corp.	635	14,599
Woodward, Inc.	616	56,974
		3,429,933
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	1,112	75,761
Plug Power, Inc.†	2,734	45,302
Sunrun, Inc.†	2,149	50,201
		171,264
Engineering & Construction — 0.2%
AECOM	1,310	85,438
Jacobs Engineering Group, Inc.	1,338	170,100
MasTec, Inc.†	622	44,573
TopBuild Corp.†	53	8,859
		308,970
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A†	5,408	73,278
Caesars Entertainment, Inc.†	674	25,814
International Game Technology PLC	12,694	235,601
Live Nation Entertainment, Inc.†	806	66,560
Madison Square Garden Entertainment Corp.†	4,100	215,742
Madison Square Garden Sports Corp.†	1,439	217,289
Marriott Vacations Worldwide Corp.	426	49,501
Penn National Gaming, Inc.†	1,738	52,870
Six Flags Entertainment Corp.†	404	8,767
Vail Resorts, Inc.	23	5,015
		950,437
Environmental Control — 0.6%
Clean Harbors, Inc.†	533	46,728
GFL Environmental, Inc.	9,187	237,025
Pentair PLC	1,722	78,816
Republic Services, Inc.	6,506	851,440
Stericycle, Inc.†	959	42,052
Tetra Tech, Inc.	328	44,788
		1,300,849
Food — 3.7%
Albertsons Cos., Inc., Class A	21,190	566,197
Campbell Soup Co.	17,574	844,431
Conagra Brands, Inc.	4,926	168,666

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Flowers Foods, Inc.	57,668	$ 1,517,822
Grocery Outlet Holding Corp.†	855	36,448
Hershey Co.	203	43,677
Hormel Foods Corp.	3,000	142,080
Ingredion, Inc.	6,143	541,567
J.M. Smucker Co.	4,392	562,220
Kellogg Co.	8,842	630,788
Kroger Co.	6,863	324,826
McCormick & Co., Inc.	2,624	218,448
Performance Food Group Co.†	7,452	342,643
Pilgrim's Pride Corp.†	237	7,401
Post Holdings, Inc.†	582	47,928
Seaboard Corp.	3	11,648
Sysco Corp.	13,613	1,153,157
Tyson Foods, Inc., Class A	2,981	256,545
US Foods Holding Corp.†	2,329	71,454
		7,487,946
Food Service — 0.5%
Aramark	16,791	514,308
Compass Group PLC	24,366	498,842
		1,013,150
Forest Products&Paper — 0.1%
International Paper Co.	3,873	162,008
Gas — 0.7%
Atmos Energy Corp.	3,968	444,813
National Fuel Gas Co.	9,998	660,368
NiSource, Inc.	4,249	125,303
UGI Corp.	2,191	84,594
		1,315,078
Hand/Machine Tools — 0.9%
MSA Safety, Inc.	237	28,694
Regal Rexnord Corp.	5,182	588,261
Snap-on, Inc.	550	108,366
Stanley Black & Decker, Inc.	9,721	1,019,344
		1,744,665
Healthcare-Products — 4.0%
10X Genomics, Inc., Class A†	99	4,480
Align Technology, Inc.†	205	48,517
Avantor, Inc.†	453	14,088
Baxter International, Inc.	8,624	553,920
Cooper Cos., Inc.	508	159,065
DENTSPLY SIRONA, Inc.	34,544	1,234,257
Envista Holdings Corp.†	1,703	65,634
Exact Sciences Corp.†	1,498	59,006
Globus Medical, Inc., Class A†	767	43,059
Henry Schein, Inc.†	1,435	110,122
Hologic, Inc.†	12,865	891,544
ICU Medical, Inc.†	172	28,275
Integra LifeSciences Holdings Corp.†	758	40,955
Koninklijke Philips NV	38,814	842,165
Masimo Corp.†	123	16,072
Natera, Inc.†	64	2,268
Patterson Cos., Inc.	34,516	1,045,835
PerkinElmer, Inc.	5,076	721,909
QIAGEN NV†	2,374	112,053
QuidelOrtho Corp.†	517	50,242
Repligen Corp.†	167	27,121
STERIS PLC	892	183,886
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Tandem Diabetes Care, Inc.†	43	$ 2,545
Teleflex, Inc.	491	120,712
Zimmer Biomet Holdings, Inc.	16,487	1,732,124
		8,109,854
Healthcare-Services — 2.7%
Acadia Healthcare Co., Inc.†	932	63,031
agilon health, Inc.†	129	2,816
Amedisys, Inc.†	335	35,215
Catalent, Inc.†	1,216	130,465
Centene Corp.†	8,851	748,883
Charles River Laboratories International, Inc.†	1,785	381,936
Chemed Corp.	98	46,000
Encompass Health Corp.	1,025	57,451
Fresenius SE & Co. KGaA	13,676	414,386
Ginkgo Bioworks Holdings, Inc.†	6,852	16,308
ICON PLC†	2,164	468,939
Laboratory Corp. of America Holdings	3,075	720,657
Molina Healthcare, Inc.†	136	38,027
Oak Street Health, Inc.†	1,219	20,040
Quest Diagnostics, Inc.	1,224	162,768
Select Medical Holdings Corp.	52,864	1,248,648
Syneos Health, Inc.†	4,572	327,721
Teladoc Health, Inc.†	1,519	50,446
Tenet Healthcare Corp.†	1,112	58,447
Universal Health Services, Inc., Class B	4,894	492,875
		5,485,059
Home Builders — 0.6%
D.R. Horton, Inc.	1,609	106,500
Lennar Corp., Class A	2,662	187,857
Lennar Corp., Class B	157	9,218
NVR, Inc.†	9	36,037
PulteGroup, Inc.	1,507	59,722
Thor Industries, Inc.	554	41,401
Toll Brothers, Inc.	14,945	666,547
		1,107,282
Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	672	48,088
Leggett & Platt, Inc.	1,392	48,136
Tempur Sealy International, Inc.	1,792	38,295
Whirlpool Corp.	575	89,050
		223,569
Household Products/Wares — 0.6%
Avery Dennison Corp.	2,529	409,369
Church & Dwight Co., Inc.	1,390	128,797
Clorox Co.	221	31,157
Henkel AG & Co. KGaA (Preference Shares)	4,285	263,956
Kimberly-Clark Corp.	2,678	361,932
Reynolds Consumer Products, Inc.	568	15,489
Spectrum Brands Holdings, Inc.	417	34,202
		1,244,902
Housewares — 0.5%
Newell Brands, Inc.	29,623	564,022
Scotts Miracle-Gro Co.	4,878	385,313
		949,335
Insurance — 8.2%
Aflac, Inc.	6,686	369,936

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Alleghany Corp.†	117	$ 97,473
Allstate Corp.	2,869	363,588
American Financial Group, Inc.	704	97,722
Arch Capital Group, Ltd.†	2,546	115,818
Arthur J. Gallagher & Co.	6,935	1,130,682
Assurant, Inc.	4,616	797,876
Assured Guaranty, Ltd.	644	35,929
Axis Capital Holdings, Ltd.	814	46,471
Brighthouse Financial, Inc.†	2,707	111,041
Brown & Brown, Inc.	18,491	1,078,765
Cincinnati Financial Corp.	3,995	475,325
CNA Financial Corp.	19,705	884,755
Equitable Holdings, Inc.	28,316	738,198
Erie Indemnity Co., Class A	68	13,069
Everest Re Group, Ltd.	2,566	719,198
Fidelity National Financial, Inc.	2,804	103,636
First American Financial Corp.	1,088	57,577
Globe Life, Inc.	947	92,304
Hanover Insurance Group, Inc.	2,981	435,971
Hartford Financial Services Group, Inc.	21,968	1,437,366
Jackson Financial, Inc., Class A	12,000	321,000
Kemper Corp.	15,121	724,296
Lincoln National Corp.	1,422	66,507
Loews Corp.	30,208	1,790,126
Markel Corp.†	108	139,671
Marsh & McLennan Cos., Inc.	2,382	369,806
MGIC Investment Corp.	3,221	40,585
Old Republic International Corp.	2,959	66,163
Primerica, Inc.	400	47,876
Principal Financial Group, Inc.	2,617	174,789
Prudential Financial, Inc.	3,928	375,831
Reinsurance Group of America, Inc.	4,260	499,655
RenaissanceRe Holdings, Ltd.	6,686	1,045,490
Unum Group	2,096	71,306
Voya Financial, Inc.	7,871	468,561
White Mountains Insurance Group, Ltd.	30	37,384
Willis Towers Watson PLC	4,044	798,245
WR Berkley Corp.	2,154	147,032
		16,387,023
Internet — 0.7%
DoorDash, Inc., Class A†	301	19,315
eBay, Inc.	5,101	212,559
F5, Inc.†	633	96,874
GoDaddy, Inc., Class A†	1,460	101,558
IAC/InterActiveCorp†	814	61,840
Lyft, Inc., Class A†	641	8,512
Mandiant, Inc.†	2,403	52,433
Match Group, Inc.†	188	13,102
NortonLifeLock, Inc.	3,793	83,294
Okta, Inc.†	1,123	101,519
Open Lending Corp., Class A†	20,314	207,812
Opendoor Technologies, Inc.†	3,493	16,452
Pinterest, Inc., Class A†	4,741	86,097
Robinhood Markets, Inc., Class A†	5,814	47,791
Roku, Inc.†	899	73,844
TripAdvisor, Inc.†	982	17,480
Twitter, Inc.†	578	21,611
VeriSign, Inc.†	896	149,928
Wayfair, Inc., Class A†	294	12,807
Wix.com, Ltd.†	125	8,194
Security Description	Shares or Principal Amount	Value

Internet (continued)
Zillow Group, Inc., Class A†	572	$ 18,195
Zillow Group, Inc., Class C†	1,611	51,149
		1,462,366
Investment Companies — 0.4%
Groupe Bruxelles Lambert SA	7,548	630,568
Main Street Capital Corp.	6,000	231,180
		861,748
Iron/Steel — 0.3%
Cleveland-Cliffs, Inc.†	5,424	83,367
Nucor Corp.	2,783	290,573
Reliance Steel & Aluminum Co.	645	109,559
Steel Dynamics, Inc.	1,872	123,833
United States Steel Corp.	2,702	48,393
		655,725
Leisure Time — 0.5%
Brunswick Corp.	6,001	392,346
Carnival Corp.†	9,080	78,542
Harley-Davidson, Inc.	1,408	44,577
Norwegian Cruise Line Holdings, Ltd.†	4,052	45,058
Peloton Interactive, Inc., Class A†	3,117	28,614
Planet Fitness, Inc., Class A†	232	15,778
Polaris, Inc.	2,919	289,798
Royal Caribbean Cruises, Ltd.†	2,305	80,468
		975,181
Lodging — 0.3%
Boyd Gaming Corp.	839	41,740
Hilton Worldwide Holdings, Inc.	795	88,595
Hyatt Hotels Corp., Class A†	4,146	306,431
Las Vegas Sands Corp.†	2,170	72,890
MGM Resorts International	3,724	107,810
Travel & Leisure Co.	246	9,550
Wyndham Hotels & Resorts, Inc.	290	19,059
Wynn Resorts, Ltd.†	972	55,384
		701,459
Machinery-Constr&Mining — 0.1%
BWX Technologies, Inc.	583	32,118
Oshkosh Corp.	687	56,430
Vertiv Holdings Co.	2,674	21,980
		110,528
Machinery-Diversified — 1.3%
AGCO Corp.	564	55,667
Cognex Corp.	125	5,315
Crane Holdings Co.	492	43,080
Dover Corp.	1,506	182,708
Enovis Corp.†	530	29,150
Esab Corp.	530	23,187
Flowserve Corp.	1,362	38,994
Gates Industrial Corp. PLC†	1,158	12,518
Graco, Inc.	551	32,735
IDEX Corp.	653	118,604
Ingersoll Rand, Inc.	14,919	627,791
Middleby Corp.†	530	66,441
Nordson Corp.	464	93,932
Otis Worldwide Corp.	3,889	274,836
Rockwell Automation, Inc.	396	78,927

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Westinghouse Air Brake Technologies Corp.	9,259	$ 759,979
Xylem, Inc.	1,612	126,026
		2,569,890
Media — 2.6%
Altice USA, Inc., Class A†	13,678	126,521
Cable One, Inc.	24	30,944
DISH Network Corp., Class A†	18,966	340,060
Fox Corp., Class A	16,057	516,393
Fox Corp., Class B	2,018	59,935
Liberty Broadband Corp., Class A†	117	13,285
Liberty Broadband Corp., Class C†	5,286	611,273
Liberty Media Corp. - Liberty Formula One, Series A†	195	11,304
Liberty Media Corp. - Liberty Formula One, Series C†	1,865	118,371
Liberty Media Corp. - Liberty SiriusXM, Series A†	567	20,435
Liberty Media Corp. - Liberty SiriusXM, Series C†	1,169	42,142
New York Times Co., Class A	1,721	48,016
News Corp., Class A	89,616	1,396,217
News Corp., Class B	1,264	20,085
Nexstar Media Group, Inc., Class A	370	60,266
Paramount Global, Class A	96	2,617
Paramount Global, Class B	35,045	864,911
Scholastic Corp.	12,907	464,265
Sirius XM Holdings, Inc.	7,422	45,497
Warner Bros. Discovery, Inc.†	26,428	354,664
		5,147,201
Metal Fabricate/Hardware — 0.0%
Timken Co.	652	34,589
Valmont Industries, Inc.	189	42,455
		77,044
Mining — 2.4%
Alcoa Corp.	1,928	87,878
AngloGold Ashanti, Ltd. ADR	35,893	530,857
Cameco Corp.	47,092	989,874
Cia de Minas Buenaventura SAA ADR	44,699	295,013
Franco-Nevada Corp.	11,173	1,469,711
Freeport-McMoRan, Inc.	9,253	270,743
Fresnillo PLC	79,942	746,103
Gold Fields, Ltd. ADR	31,680	288,922
Royal Gold, Inc.	641	68,446
SSR Mining, Inc.	2,218	37,041
		4,784,588
Miscellaneous Manufactur — 1.7%
A.O. Smith Corp.	1,018	55,664
Axon Enterprise, Inc.†	160	14,907
Carlisle Cos., Inc.	84	20,043
Donaldson Co., Inc.	1,074	51,703
Eaton Corp. PLC	5,442	685,638
ITT, Inc.	5,979	402,028
Parker-Hannifin Corp.	1,036	254,908
Textron, Inc.	27,119	1,656,157
Trane Technologies PLC	1,723	223,766
		3,364,814
Security Description	Shares or Principal Amount	Value

Office/Business Equip — 0.3%
Zebra Technologies Corp., Class A†	1,900	$ 558,505
Oil & Gas — 3.4%
Antero Resources Corp.†	1,073	32,887
APA Corp.	13,439	469,021
Canadian Natural Resources, Ltd.	7,418	398,198
Chesapeake Energy Corp.	1,335	108,268
Continental Resources, Inc.	93	6,078
Coterra Energy, Inc.	22,298	575,065
Devon Energy Corp.	15,588	859,055
Diamondback Energy, Inc.	5,185	628,163
EQT Corp.	3,856	132,646
Hess Corp.	6,919	732,999
HF Sinclair Corp.	1,570	70,901
Imperial Oil, Ltd.	17,850	840,913
Marathon Oil Corp.	7,383	165,970
Ovintiv, Inc.	779	34,424
PDC Energy, Inc.	459	28,279
Phillips 66	5,037	412,984
Pioneer Natural Resources Co.	3,295	735,049
Range Resources Corp.†	935	23,141
Southwestern Energy Co.†	10,818	67,613
Valero Energy Corp.	4,199	446,270
		6,767,924
Oil & Gas Services — 1.7%
Baker Hughes Co.	9,691	279,779
Expro Group Holdings NV†	39,118	450,639
Halliburton Co.	16,763	525,688
NOV, Inc.	34,373	581,247
TechnipFMC PLC†	159,476	1,073,274
Tidewater, Inc.†	24,721	521,366
		3,431,993
Packaging&Containers — 1.7%
Amcor PLC	15,698	195,126
AptarGroup, Inc.	685	70,699
Ardagh Group SA	205	3,126
Ardagh Metal Packaging SA	1,050	6,405
Ball Corp.	1,977	135,958
Berry Global Group, Inc.†	9,763	533,450
Crown Holdings, Inc.	4,991	460,020
Graphic Packaging Holding Co.	29,036	595,238
Packaging Corp. of America	967	132,963
Silgan Holdings, Inc.	880	36,388
Sonoco Products Co.	1,018	58,067
WestRock Co.	27,328	1,088,748
		3,316,188
Pharmaceuticals — 1.9%
Alkermes PLC†	14,457	430,674
AmerisourceBergen Corp.	4,431	626,898
Cardinal Health, Inc.	30,193	1,578,188
Covetrus, Inc.†	5,698	118,234
Elanco Animal Health, Inc.†	4,659	91,456
Galapagos NV†	4,689	261,480
Jazz Pharmaceuticals PLC†	638	99,534
Organon & Co.	13,936	470,340
Perrigo Co. PLC	1,405	57,001
Premier, Inc., Class A	1,232	43,958
Viatris, Inc.	12,681	132,770
		3,910,533

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pipelines — 1.1%
Antero Midstream Corp.	3,518	$ 31,838
Cheniere Energy, Inc.	1,127	149,925
DT Midstream, Inc.	1,014	49,706
Equitrans Midstream Corp.	91,115	579,491
ONEOK, Inc.	4,127	229,049
Plains GP Holdings LP, Class A	32,378	334,141
Targa Resources Corp.	7,361	439,231
Williams Cos., Inc.	12,750	397,927
		2,211,308
Private Equity — 0.2%
Carlyle Group, Inc.	2,166	68,575
KKR & Co., Inc., Class A	5,986	277,092
		345,667
Real Estate — 0.2%
CBRE Group, Inc., Class A†	1,768	130,142
Howard Hughes Corp.†	403	27,424
Jones Lang LaSalle, Inc.†	517	90,403
St. Joe Co.	3,610	142,812
WeWork, Inc., Class A†	1,360	6,827
		397,608
REITS — 8.4%
AGNC Investment Corp.	5,465	60,498
Alexandria Real Estate Equities, Inc.	1,695	245,826
American Campus Communities, Inc.	1,449	93,417
American Homes 4 Rent, Class A	3,174	112,487
Americold Realty Trust	2,812	84,472
Annaly Capital Management, Inc.	16,305	96,363
Apartment Income REIT Corp.	1,508	62,733
Apartment Investment & Management Co., Class A†	51,997	332,781
AvalonBay Communities, Inc.	1,462	283,993
Boston Properties, Inc.	3,783	336,611
Brixmor Property Group, Inc.	25,052	506,301
Camden Property Trust	994	133,673
Cousins Properties, Inc.	1,552	45,365
CubeSmart	2,339	99,922
Douglas Emmett, Inc.	1,768	39,568
Duke Realty Corp.	4,014	220,569
EastGroup Properties, Inc.	430	66,362
EPR Properties	775	36,371
Equity Commonwealth†	35,681	982,298
Equity LifeStyle Properties, Inc.	719	50,668
Equity Residential	8,815	636,619
Essex Property Trust, Inc.	680	177,827
Extra Space Storage, Inc.	1,222	207,887
Federal Realty Investment Trust	824	78,890
First Industrial Realty Trust, Inc.	1,378	65,427
Gaming and Leisure Properties, Inc.	2,476	113,549
Healthcare Trust of America, Inc., Class A	2,392	66,761
Healthpeak Properties, Inc.	5,643	146,210
Highwoods Properties, Inc.	1,087	37,165
Host Hotels & Resorts, Inc.	32,233	505,413
Hudson Pacific Properties, Inc.	1,470	21,815
Invitation Homes, Inc.	6,387	227,249
Iron Mountain, Inc.	758	36,907
JBG SMITH Properties	1,207	28,533
Kilroy Realty Corp.	1,216	63,633
Kimco Realty Corp.	6,320	124,946
Lamar Advertising Co., Class A	109	9,589
Security Description	Shares or Principal Amount	Value

REITS (continued)
Life Storage, Inc.	6,096	$ 680,679
Medical Properties Trust, Inc.	6,214	94,888
Mid-America Apartment Communities, Inc.	5,321	929,419
National Retail Properties, Inc.	1,836	78,948
National Storage Affiliates Trust	888	44,462
New Residential Investment Corp.	4,464	41,604
Omega Healthcare Investors, Inc.	5,459	153,889
Park Hotels & Resorts, Inc.	2,421	32,853
Rayonier, Inc.	28,735	1,074,114
Realty Income Corp.	6,301	430,106
Regency Centers Corp.	12,091	717,117
Rexford Industrial Realty, Inc.	1,728	99,516
SBA Communications Corp.	862	275,883
Simon Property Group, Inc.	1,758	166,869
SL Green Realty Corp.	658	30,367
Spirit Realty Capital, Inc.	9,392	354,830
STAG Industrial, Inc.	6,144	189,727
Starwood Property Trust, Inc.	3,056	63,840
STORE Capital Corp.	2,658	69,321
Sun Communities, Inc.	4,946	788,195
UDR, Inc.	3,320	152,853
Ventas, Inc.	4,178	214,875
VICI Properties, Inc.	33,235	990,071
Vornado Realty Trust	13,946	398,716
Welltower, Inc.	4,757	391,739
Weyerhaeuser Co.	36,745	1,216,994
WP Carey, Inc.	8,261	684,506
		16,805,079
Retail — 2.1%
Advance Auto Parts, Inc.	589	101,950
AutoNation, Inc.†	415	46,380
AutoZone, Inc.†	19	40,833
Bath & Body Works, Inc.	2,501	67,327
Best Buy Co., Inc.	6,345	413,631
BJ's Wholesale Club Holdings, Inc.†	517	32,219
Burlington Stores, Inc.†	43	5,858
CarMax, Inc.†	1,484	134,272
Casey's General Stores, Inc.	388	71,772
Darden Restaurants, Inc.	352	39,818
Dick's Sporting Goods, Inc.	581	43,790
Dollar Tree, Inc.†	6,779	1,056,507
Domino's Pizza, Inc.	101	39,361
Freshpet, Inc.†	210	10,897
GameStop Corp., Class A†	702	85,855
Gap, Inc.	2,069	17,049
Genuine Parts Co.	1,335	177,555
Kohl's Corp.	1,339	47,789
Lithia Motors, Inc.	298	81,893
Macy's, Inc.	2,978	54,557
MSC Industrial Direct Co., Inc., Class A	483	36,278
Nordstrom, Inc.	170	3,592
Ollie's Bargain Outlet Holdings, Inc.†	620	36,425
O'Reilly Automotive, Inc.†	405	255,863
Penske Automotive Group, Inc.	287	30,046
Petco Health & Wellness Co., Inc.†	842	12,411
RH†	114	24,198
Ross Stores, Inc.	6,692	469,979
Victoria's Secret & Co.†	247	6,909
Wendy's Co.	26,169	494,071

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Williams-Sonoma, Inc.	152	$ 16,864
Yum! Brands, Inc.	2,652	301,029
		4,256,978
Savings & Loans — 0.1%
Capitol Federal Financial, Inc.	6,985	64,122
New York Community Bancorp, Inc.	4,820	44,007
TFS Financial Corp.	524	7,194
		115,323
Semiconductors — 1.3%
Applied Materials, Inc.	1,553	141,292
Azenta, Inc.	775	55,877
Cirrus Logic, Inc.†	596	43,234
GlobalFoundries, Inc.†	496	20,009
IPG Photonics Corp.†	363	34,169
Marvell Technology, Inc.	16,010	696,915
Microchip Technology, Inc.	822	47,742
MKS Instruments, Inc.	581	59,628
NXP Semiconductors NV	3,585	530,688
ON Semiconductor Corp.†	12,481	627,919
Qorvo, Inc.†	1,132	106,770
Skyworks Solutions, Inc.	1,683	155,913
Teradyne, Inc.	156	13,970
Wolfspeed, Inc.†	1,209	76,711
		2,610,837
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	321	69,920
Software — 1.4%
Akamai Technologies, Inc.†	1,659	151,516
ANSYS, Inc.†	431	103,134
Bill.com Holdings, Inc.†	1,021	112,249
Black Knight, Inc.†	6,217	406,530
Broadridge Financial Solutions, Inc.	112	15,966
CCC Intelligent Solutions Holdings, Inc.†	1,083	9,964
CDK Global, Inc.	209	11,447
Ceridian HCM Holding, Inc.†	1,160	54,613
Change Healthcare, Inc.†	2,422	55,851
Citrix Systems, Inc.	699	67,922
Concentrix Corp.	452	61,309
Coupa Software, Inc.†	350	19,985
Definitive Healthcare Corp.†	163	3,737
DoubleVerify Holdings, Inc.†	86	1,950
Doximity, Inc., Class A†	536	18,663
Dropbox, Inc., Class A†	199	4,177
Electronic Arts, Inc.	5,889	716,397
Guidewire Software, Inc.†	875	62,116
Informatica, Inc.†	315	6,542
Jamf Holding Corp.†	97	2,403
Manhattan Associates, Inc.†	252	28,879
MSCI, Inc.	204	84,079
nCino, Inc†	473	14,625
Nutanix, Inc., Class A†	1,055	15,435
Paycor HCM, Inc.†	494	12,844
Playtika Holding Corp.†	93	1,231
Procore Technologies, Inc.†	205	9,305
SentinelOne, Inc., Class A†	533	12,435
Signify Health, Inc., Class A†	702	9,688
SS&C Technologies Holdings, Inc.	2,335	135,593
Take-Two Interactive Software, Inc.†	285	34,921
Security Description	Shares or Principal Amount	Value

Software (continued)
Teradata Corp.†	499	$ 18,468
Twilio, Inc., Class A†	1,117	93,616
Tyler Technologies, Inc.†	55	18,286
UiPath, Inc., Class A†	3,545	64,483
Unity Software, Inc.†	713	26,253
Verint Systems, Inc.†	5,275	223,396
Zoom Video Communications, Inc., Class A†	1,311	141,549
		2,831,557
Telecommunications — 1.1%
Arista Networks, Inc.†	1,100	103,114
Ciena Corp.†	1,583	72,343
Corning, Inc.	24,526	772,814
Frontier Communications Parent, Inc.†	2,563	60,333
Juniper Networks, Inc.	3,344	95,304
Lumen Technologies, Inc.	10,750	117,283
Motorola Solutions, Inc.	4,674	979,670
Switch, Inc., Class A	617	20,670
Ubiquiti, Inc.	44	10,921
ViaSat, Inc.†	740	22,666
		2,255,118
Toys/Games/Hobbies — 0.3%
Hasbro, Inc.	1,375	112,585
Mattel, Inc.†	19,836	442,938
		555,523
Transportation — 1.2%
C.H. Robinson Worldwide, Inc.	8,295	840,864
Expeditors International of Washington, Inc.	1,207	117,634
JB Hunt Transport Services, Inc.	3,273	515,399
Kirby Corp.†	625	38,025
Knight-Swift Transportation Holdings, Inc.	9,124	422,350
Landstar System, Inc.	42	6,108
Ryder System, Inc.	517	36,738
Schneider National, Inc., Class B	565	12,645
XPO Logistics, Inc.†	7,510	361,682
		2,351,445
Water — 0.2%
American Water Works Co., Inc.	1,904	283,258
Essential Utilities, Inc.	2,421	111,003
		394,261
Total Common Stocks (cost $174,913,689)		194,306,247
CORPORATE BONDS & NOTES — 0.0%
Oil & Gas Services — 0.0%
Weatherford International, Ltd.
11.00%, 12/01/2024* (cost $19,767)	$ 24,000	24,180
UNAFFILIATED INVESTMENT COMPANIES — 0.9%
Exchange-Traded Funds — 0.9%
iShares Russell Mid-Cap Value ETF (cost $1,713,595)	16,590	1,685,046
Total Long-Term Investment Securities (cost $176,647,051)		196,015,473

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.3%
Unaffiliated Investment Companies — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43%(1)	2,576,332	$ 2,576,332
T. Rowe Price Government Reserve Fund 1.34%(1)	1,954,213	1,954,213
		4,530,545
U.S. Government — 0.0%
United States Treasury Bills
0.08%, 08/11/2022	$ 100,000	99,848
Total Short-Term Investments (cost $4,630,536)		4,630,393
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.24% dated 06/30/2022, to be repurchased 07/01/2022 in the amount of $264,814 and collateralized by $296,400 of United States Treasury Notes, bearing interest at 0.25% due 09/30/2025 and having an approximate value of $270,117 (cost $264,812)	264,812	264,812
TOTAL INVESTMENTS (cost $181,542,399)	100.3%	200,910,678
Other assets less liabilities	(0.3)	(673,917)
NET ASSETS	100.0%	$200,236,761
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Mid Cap Value Portfolio has no right to demand registration of these securities. At June 30, 2022, the aggregate value of these securities was $24,180 representing 0.0% of net assets.
(1)	The rate shown is the 7-day yield as of June 30, 2022.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1	Long	S&P Mid Cap 400 E-Mini Index	September 2022	$228,227	$226,800	$(1,427)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$ 2,255,627	$ 618,828	$—	$ 2,874,455
Beverages	1,029,849	649,284	—	1,679,133
Food Service	514,308	498,842	—	1,013,150
Healthcare-Products	7,267,689	842,165	—	8,109,854
Healthcare-Services	5,070,673	414,386	—	5,485,059
Household Products/Wares	980,946	263,956	—	1,244,902
Investment Companies	231,180	630,568	—	861,748
Mining	4,038,485	746,103	—	4,784,588
Packaging&Containers	3,313,062	3,126	—	3,316,188
Pharmaceuticals	3,649,053	261,480	—	3,910,533
Other Industries	161,026,637	—	—	161,026,637
Corporate Bonds & Notes	—	24,180	—	24,180
Unaffiliated Investment Companies	1,685,046	—	—	1,685,046
Short-Term Investments:
U.S. Government	—	99,848	—	99,848
Other Short-Term Investments	4,530,545	—	—	4,530,545
Repurchase Agreements	—	264,812	—	264,812
Total Investments at Value	$195,593,100	$5,317,578	$—	$200,910,678
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 1,427	$ —	$—	$ 1,427
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.4%
Advertising — 0.2%
Stagwell, Inc.†	72,121	$ 391,617
Aerospace/Defense — 0.9%
AAR Corp.†	2,440	102,090
Aerojet Rocketdyne Holdings, Inc.†	5,519	224,071
AeroVironment, Inc.†	1,709	140,480
Barnes Group, Inc.	3,440	107,122
Hexcel Corp.	16,065	840,360
Kaman Corp.	2,063	64,469
Moog, Inc., Class A	2,139	169,815
National Presto Industries, Inc.	375	24,615
Park Aerospace Corp.	1,433	18,285
Triumph Group, Inc.†	4,766	63,340
		1,754,647
Agriculture — 0.8%
Andersons, Inc.	5,420	178,806
Darling Ingredients, Inc.†	18,857	1,127,649
Fresh Del Monte Produce, Inc.	2,469	72,909
Universal Corp.	1,815	109,807
Vector Group, Ltd.	9,712	101,976
		1,591,147
Airlines — 0.2%
Allegiant Travel Co.†	1,122	126,887
Hawaiian Holdings, Inc.†	3,785	54,163
SkyWest, Inc.†	9,226	196,053
		377,103
Apparel — 1.1%
Deckers Outdoor Corp.†	750	191,512
Fossil Group, Inc.†	3,474	17,961
Kontoor Brands, Inc.	3,429	114,426
Oxford Industries, Inc.	7,246	643,010
Steven Madden, Ltd.	28,402	914,828
Urban Outfitters, Inc.†	4,727	88,206
Wolverine World Wide, Inc.	5,954	120,033
		2,089,976
Auto Manufacturers — 0.2%
Wabash National Corp.	20,816	282,681
Auto Parts&Equipment — 1.0%
American Axle & Manufacturing Holdings, Inc.†	8,443	63,576
Dorman Products, Inc.†	2,087	228,965
Douglas Dynamics, Inc.	2,900	83,346
Gentherm, Inc.†	13,744	857,763
Goodyear Tire & Rubber Co.†	951	10,185
Lear Corp.	600	75,534
Meritor, Inc.†	5,219	189,606
Methode Electronics, Inc.	2,723	100,860
Motorcar Parts of America, Inc.†	1,409	18,486
Standard Motor Products, Inc.	1,401	63,031
Titan International, Inc.†	3,789	57,214
XPEL, Inc.†	1,222	56,126
		1,804,692
Banks — 9.5%
1st Source Corp.	1,140	51,756
Allegiance Bancshares, Inc.	1,398	52,788
Ameris Bancorp	4,865	195,476
Atlantic Union Bankshares Corp.	863	29,273
Security Description	Shares or Principal Amount	Value

Banks (continued)
BancFirst Corp.	1,400	$ 133,994
Bancorp, Inc.†	4,172	81,437
BankUnited, Inc.	6,031	214,523
Banner Corp.	6,035	339,227
Business First Bancshares, Inc.	2,200	46,882
Byline Bancorp, Inc.	4,600	109,480
Cadence Bank	5,020	117,870
Cambridge Bancorp	5,303	438,558
Capital City Bank Group, Inc.	1,500	41,835
Cathay General Bancorp	1,900	74,385
Central Pacific Financial Corp.	7,532	161,561
City Holding Co.	1,104	88,188
Columbia Banking System, Inc.	11,541	330,650
Community Bank System, Inc.	4,876	308,553
ConnectOne Bancorp, Inc.	3,100	75,795
Customers Bancorp, Inc.†	2,238	75,868
CVB Financial Corp.	21,678	537,831
Dime Community Bancshares, Inc.	2,373	70,359
Eagle Bancorp, Inc.	2,366	112,172
Eastern Bankshares, Inc.	25,250	466,115
Enterprise Financial Services Corp.	1,600	66,400
Equity Bancshares, Inc., Class A	1,300	37,908
FB Financial Corp.	2,613	102,482
Financial Institutions, Inc.	500	13,010
First Bancorp	2,549	88,960
First BanCorp/Puerto Rico	80,919	1,044,664
First Bancshares, Inc.	500	14,300
First Citizens BancShares, Inc., Class A	110	71,916
First Commonwealth Financial Corp.	14,355	192,644
First Financial Bancorp	6,965	135,121
First Financial Corp.	1,100	48,950
First Hawaiian, Inc.	9,444	214,473
First Interstate BancSystem, Inc., Class A	24,723	942,194
First Merchants Corp.	29,656	1,056,347
Flagstar Bancorp, Inc.	3,927	139,212
Glacier Bancorp, Inc.	2,050	97,211
Hancock Whitney Corp.	3,600	159,588
Hanmi Financial Corp.	2,247	50,423
HarborOne Bancorp, Inc.	2,000	27,580
Heritage Commerce Corp.	2,900	31,001
Heritage Financial Corp.	27,416	689,787
Hilltop Holdings, Inc.	3,666	97,736
Home BancShares, Inc.	8,300	172,391
HomeStreet, Inc.	3,979	137,952
Hope Bancorp, Inc.	25,738	356,214
Independent Bank Corp.	2,100	40,488
Independent Bank Corp. of Rockland Massachusetts	5,787	459,661
Independent Bank Group, Inc.	3,581	243,186
Lakeland Financial Corp.	1,869	124,139
Luther Burbank Corp.	1,000	13,050
Merchants Bancorp	300	6,801
Meta Financial Group, Inc.	4,066	157,232
National Bank Holdings Corp., Class A	2,916	111,595
NBT Bancorp, Inc.	3,158	118,709
Nicolet Bankshares, Inc.†	200	14,468
OFG Bancorp	8,384	212,954
Old National Bancorp	14,000	207,060
Old Second Bancorp, Inc.	3,400	45,492
Origin Bancorp, Inc.	500	19,400
Park National Corp.	1,066	129,252
Peapack-Gladstone Financial Corp.	500	14,850

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Peoples Bancorp, Inc.	700	$ 18,620
Pinnacle Financial Partners, Inc.	1,800	130,158
Popular, Inc.	2,000	153,860
Preferred Bank	1,004	68,292
Premier Financial Corp.	800	20,280
QCR Holdings, Inc.	800	43,192
Renasant Corp.	4,122	118,755
Republic Bancorp, Inc., Class A	300	14,475
S&T Bancorp, Inc.	2,899	79,520
Sandy Spring Bancorp, Inc.	1,900	74,233
Seacoast Banking Corp. of Florida	29,325	968,898
ServisFirst Bancshares, Inc.	3,603	284,349
Simmons First National Corp., Class A	10,846	230,586
South Plains Financial, Inc.	200	4,828
South State Corp.	11,441	882,673
Southside Bancshares, Inc.	3,169	118,584
Tompkins Financial Corp.	868	62,583
TriCo Bancshares	2,200	100,408
Triumph Bancorp, Inc.†	1,744	109,105
TrustCo Bank Corp.	1,416	43,669
Trustmark Corp.	9,233	269,511
UMB Financial Corp.	3,000	258,300
United Community Banks, Inc.	31,669	956,087
Valley National Bancorp	3,000	31,230
Veritex Holdings, Inc.	5,976	174,858
Walker & Dunlop, Inc.	2,248	216,572
Webster Financial Corp.	3,200	134,880
Westamerica BanCorp	4,058	225,868
Wintrust Financial Corp.	700	56,105
		17,911,856
Beverages — 0.7%
Celsius Holdings, Inc.†	2,834	184,947
Coca-Cola Consolidated, Inc.	339	191,162
MGP Ingredients, Inc.	924	92,483
National Beverage Corp.	1,721	84,226
Primo Water Corp.	58,146	777,993
		1,330,811
Biotechnology — 3.6%
2seventy Bio, Inc.†	10,086	133,135
ACADIA Pharmaceuticals, Inc.†	3,500	49,315
Amicus Therapeutics, Inc.†	32,700	351,198
ANI Pharmaceuticals, Inc.†	966	28,661
Arcus Biosciences, Inc.†	3,438	87,119
Arrowhead Pharmaceuticals, Inc.†	3,300	116,193
Atara Biotherapeutics, Inc.†	18,700	145,673
Avid Bioservices, Inc.†	4,553	69,479
Beam Therapeutics, Inc.†	1,900	73,549
Biohaven Pharmaceutical Holding Co., Ltd.†	925	134,782
Bluebird Bio, Inc.†	1,060	4,388
Bridgebio Pharma, Inc.†	1,800	16,344
Cara Therapeutics, Inc.†	3,122	28,504
CTI BioPharma Corp.†	20,244	120,857
Cytokinetics, Inc.†	6,316	248,156
Decibel Therapeutics, Inc.†	102	429
Dynavax Technologies Corp.†	8,663	109,067
Eiger BioPharmaceuticals, Inc.†	5,700	35,910
Emergent BioSolutions, Inc.†	3,698	114,786
Esperion Therapeutics, Inc.†	800	5,088
Evolus, Inc.†	44,017	510,597
Fate Therapeutics, Inc.†	9,800	242,844
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
FibroGen, Inc.†	22,766	$ 240,409
Global Blood Therapeutics, Inc.†	7,000	223,650
Innoviva, Inc.†	4,626	68,280
Insmed, Inc.†	900	17,748
Intellia Therapeutics, Inc.†	3,325	172,102
Intercept Pharmaceuticals, Inc.†	10,200	140,862
Intra-Cellular Therapies, Inc.†	10,321	589,123
iTeos Therapeutics, Inc.†	15,994	329,476
Kymera Therapeutics, Inc.†	3,700	72,853
Ligand Pharmaceuticals, Inc.†	2,593	231,347
Myriad Genetics, Inc.†	5,925	107,657
Nektar Therapeutics†	13,737	52,201
NeoGenomics, Inc.†	38,163	311,028
Organogenesis Holdings, Inc.†	4,666	22,770
REGENXBIO, Inc.†	2,799	69,135
Relay Therapeutics, Inc.†	12,100	202,675
REVOLUTION Medicines, Inc.†	7,200	140,328
Sana Biotechnology, Inc.†	101	649
Sutro Biopharma, Inc.†	900	4,689
Syndax Pharmaceuticals, Inc.†	9,975	191,919
TG Therapeutics, Inc.†	10,400	44,200
Travere Therapeutics, Inc.†	9,200	222,916
Turning Point Therapeutics, Inc.†	850	63,963
Tyra Biosciences, Inc.†	13,900	99,385
Vericel Corp.†	3,475	87,501
Vir Biotechnology, Inc.†	5,467	139,245
Xencor, Inc.†	14,291	391,145
		6,863,330
Building Materials — 1.9%
AAON, Inc.	3,092	169,318
American Woodmark Corp.†	1,222	55,002
Apogee Enterprises, Inc.	1,637	64,203
Boise Cascade Co.	6,784	403,580
Cornerstone Building Brands, Inc.†	1,450	35,510
Eagle Materials, Inc.	6,091	669,645
Gibraltar Industries, Inc.†	13,053	505,804
Griffon Corp.	3,533	99,030
Louisiana-Pacific Corp.	2,100	110,061
PGT Innovations, Inc.†	4,419	73,532
Simpson Manufacturing Co., Inc.	7,051	709,401
SPX Corp.†	3,376	178,388
UFP Industries, Inc.	7,976	543,485
		3,616,959
Chemicals — 3.1%
AdvanSix, Inc.	5,572	186,328
American Vanguard Corp.	1,977	44,186
Ashland Global Holdings, Inc.	8,801	906,943
Balchem Corp.	10,325	1,339,565
Cabot Corp.	3,375	215,291
Ecovyst, Inc.	2,200	21,670
Element Solutions, Inc.	42,536	757,141
GCP Applied Technologies, Inc.†	3,980	124,494
H.B. Fuller Co.	4,412	265,647
Hawkins, Inc.	1,386	49,938
Ingevity Corp.†	2,800	176,792
Innospec, Inc.	1,830	175,296
Koppers Holdings, Inc.	1,559	35,296
Minerals Technologies, Inc.	875	53,673
Quaker Chemical Corp.	991	148,174
Rayonier Advanced Materials, Inc.†	4,709	12,338
Rogers Corp.†	1,381	361,946

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Schweitzer-Mauduit International, Inc.	2,351	$ 59,057
Stepan Co.	1,567	158,815
Trinseo PLC	2,666	102,534
Tronox Holdings PLC, Class A	4,800	80,640
Unifi, Inc.†	1,022	14,369
Valvoline, Inc.	22,000	634,260
		5,924,393
Coal — 0.4%
Alpha Metallurgical Resources, Inc.	500	64,565
Arch Resources, Inc.	1,550	221,789
CONSOL Energy, Inc.†	2,362	116,636
Peabody Energy Corp.†	2,700	57,591
SunCoke Energy, Inc.	12,049	82,054
Warrior Met Coal, Inc.	3,809	116,593
		659,228
Commercial Services — 5.3%
Aaron's Co., Inc.	2,265	32,956
ABM Industries, Inc.	8,941	388,218
Adtalem Global Education, Inc.†	9,129	328,370
Alarm.com Holdings, Inc.†	3,398	210,200
American Public Education, Inc.†	1,391	22,479
AMN Healthcare Services, Inc.†	4,398	482,505
Arlo Technologies, Inc.†	6,406	40,166
ASGN, Inc.†	10,092	910,803
Avis Budget Group, Inc.†	465	68,392
Barrett Business Services, Inc.	4,446	323,980
Brink's Co.	900	54,639
Chegg, Inc.†	9,700	182,166
CoreCivic, Inc.†	8,967	99,623
CorVel Corp.†	689	101,469
Coursera, Inc.†	992	14,067
Cross Country Healthcare, Inc.†	2,621	54,595
Custom Truck One Source, Inc.†	54,830	307,048
Deluxe Corp.	3,170	68,694
Ennis, Inc.	1,100	22,253
EVERTEC, Inc.	6,979	257,386
Forrester Research, Inc.†	807	38,607
Green Dot Corp., Class A†	3,998	100,390
HealthEquity, Inc.†	1,400	85,946
Heidrick & Struggles International, Inc.	1,954	63,231
Huron Consulting Group, Inc.†	3,900	253,461
Information Services Group	29,000	196,040
John Wiley & Sons, Inc., Class A	8,850	422,676
Kelly Services, Inc., Class A	14,641	290,331
Kforce, Inc.	2,900	177,886
Korn Ferry	6,025	349,570
LiveRamp Holdings, Inc.†	35,116	906,344
Marathon Digital Holdings, Inc.†	2,100	11,214
Medifast, Inc.	1,199	216,431
Monro, Inc.	2,474	106,085
Perdoceo Education Corp.†	16,472	194,040
PROG Holdings, Inc.†	5,185	85,552
Progyny, Inc.†	17,418	505,993
Rent-A-Center, Inc.	3,969	77,197
Resources Connection, Inc.	2,295	46,749
Riot Blockchain, Inc.†	1,700	7,123
Sabre Corp.†	60,231	351,147
Strategic Education, Inc.	1,693	119,492
Terminix Global Holdings, Inc.†	26,398	1,073,079
TriNet Group, Inc.†	700	54,334
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
TrueBlue, Inc.†	9,754	$ 174,597
Viad Corp.†	1,518	41,912
WW International, Inc.†	3,942	25,189
		9,944,625
Computers — 2.8%
3D Systems Corp.†	9,612	93,237
CACI International, Inc., Class A†	1,025	288,825
Corsair Gaming, Inc.†	2,462	32,326
Diebold Nixdorf, Inc.†	5,416	12,294
ExlService Holdings, Inc.†	2,455	361,695
Insight Enterprises, Inc.†	3,087	266,346
Lumentum Holdings, Inc.†	10,327	820,170
NetScout Systems, Inc.†	21,045	712,373
OneSpan, Inc.†	2,538	30,202
Ping Identity Holding Corp.†	8,200	148,748
Qualys, Inc.†	1,800	227,052
Rapid7, Inc.†	2,925	195,390
Science Applications International Corp.	9,019	839,669
TTEC Holdings, Inc.	1,353	91,855
Unisys Corp.†	4,988	60,006
Varonis Systems, Inc.†	5,300	155,396
WNS Holdings, Ltd. ADR†	13,368	997,788
		5,333,372
Cosmetics/Personal Care — 0.2%
e.l.f. Beauty, Inc.†	3,536	108,484
Edgewell Personal Care Co.	3,894	134,421
Inter Parfums, Inc.	1,315	96,074
		338,979
Distribution/Wholesale — 1.1%
Avient Corp.	3,700	148,296
G-III Apparel Group, Ltd.†	5,880	118,952
KAR Auction Services, Inc.†	8,963	132,383
Resideo Technologies, Inc.†	10,723	208,241
ScanSource, Inc.†	11,461	356,896
Titan Machinery, Inc.†	2,700	60,507
Univar Solutions, Inc.†	27,601	686,437
Veritiv Corp.†	2,329	252,813
WESCO International, Inc.†	100	10,710
		1,975,235
Diversified Finan Serv — 1.7%
AssetMark Financial Holdings, Inc.†	1,900	35,663
B. Riley Financial, Inc.	1,195	50,489
Blucora, Inc.†	12,484	230,455
BrightSphere Investment Group, Inc.	2,383	42,918
Cowen, Inc., Class A	2,100	49,749
Encore Capital Group, Inc.†	4,939	285,326
Enova International, Inc.†	2,401	69,197
EZCORP, Inc., Class A†	3,959	29,732
Focus Financial Partners, Inc., Class A†	4,250	144,755
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	500	18,930
Houlihan Lokey, Inc.	5,498	433,957
LendingTree, Inc.†	810	35,494
Mr. Cooper Group, Inc.†	6,525	239,728
Navient Corp.	2,200	30,778
Nelnet, Inc., Class A	250	21,313
Perella Weinberg Partners	67,715	394,778
Piper Sandler Cos.	1,043	118,234
PJT Partners, Inc., Class A	2,275	159,887

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Finan Serv (continued)
PRA Group, Inc.†	2,934	$ 106,680
Radian Group, Inc.	14,000	275,100
Stifel Financial Corp.	1,975	110,640
StoneX Group, Inc.†	1,266	98,837
Virtus Investment Partners, Inc.	703	120,227
WisdomTree Investments, Inc.	8,106	41,097
World Acceptance Corp.†	269	30,193
		3,174,157
Electric — 0.8%
ALLETE, Inc.	650	38,207
Avista Corp.	14,104	613,665
Clearway Energy, Inc., Class A	2,000	63,940
Clearway Energy, Inc., Class C	2,500	87,100
IDACORP, Inc.	1,550	164,176
PNM Resources, Inc.	1,600	76,448
Portland General Electric Co.	6,200	299,646
Unitil Corp.	2,717	159,542
Via Renewables, Inc.	9,200	70,472
		1,573,196
Electrical Compo & Equip — 0.3%
Encore Wire Corp.	3,705	385,024
Insteel Industries, Inc.	1,434	48,283
Powell Industries, Inc.	3,669	85,744
		519,051
Electronics — 2.2%
Advanced Energy Industries, Inc.	2,770	202,155
Atkore, Inc.†	6,550	543,715
Badger Meter, Inc.	2,158	174,561
Benchmark Electronics, Inc.	18,391	414,901
Brady Corp., Class A	3,545	167,466
Comtech Telecommunications Corp.	1,955	17,732
CTS Corp.	2,366	80,562
FARO Technologies, Inc.†	1,347	41,528
Itron, Inc.†	3,323	164,256
Knowles Corp.†	15,367	266,310
Mesa Laboratories, Inc.	3,762	767,222
OSI Systems, Inc.†	7,469	638,151
Plexus Corp.†	2,044	160,454
Sanmina Corp.†	7,087	288,654
TTM Technologies, Inc.†	7,449	93,112
Vishay Intertechnology, Inc.	9,100	162,162
		4,182,941
Energy-Alternate Sources — 0.2%
FutureFuel Corp.	1,904	13,861
Green Plains, Inc.†	6,769	183,914
REX American Resources Corp.†	909	77,083
SunPower Corp.†	2,700	42,687
Sunrun, Inc.†	5,100	119,136
		436,681
Engineering & Construction — 2.0%
Arcosa, Inc.	3,563	165,430
Comfort Systems USA, Inc.	8,054	669,690
EMCOR Group, Inc.	3,825	393,822
Exponent, Inc.	3,822	349,599
Granite Construction, Inc.	3,345	97,473
MasTec, Inc.†	4,000	286,640
MYR Group, Inc.†	5,654	498,287
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
NV5 Global, Inc.†	880	$ 102,731
Primoris Services Corp.	37,647	819,199
TopBuild Corp.†	1,700	284,172
		3,667,043
Entertainment — 0.8%
Cinemark Holdings, Inc.†	10,305	154,781
Golden Entertainment, Inc.†	1,496	59,167
Lions Gate Entertainment Corp., Class A†	16,600	154,546
Madison Square Garden Entertainment Corp.†	5,866	308,669
Marriott Vacations Worldwide Corp.	1,950	226,590
Monarch Casino & Resort, Inc.†	974	57,144
Red Rock Resorts, Inc., Class A	10,600	353,616
SeaWorld Entertainment, Inc.†	4,300	189,974
		1,504,487
Environmental Control — 0.2%
Harsco Corp.†	5,857	41,643
Heritage-Crystal Clean, Inc.†	1,300	35,048
Tetra Tech, Inc.	2,475	337,961
		414,652
Food — 1.4%
B&G Foods, Inc.	5,080	120,802
Calavo Growers, Inc.	1,306	54,486
Cal-Maine Foods, Inc.	2,767	136,718
Chefs' Warehouse, Inc.†	22,477	874,131
Hostess Brands, Inc.†	10,198	216,300
J&J Snack Foods Corp.	1,103	154,045
John B. Sanfilippo & Son, Inc.	1,858	134,686
Seneca Foods Corp., Class A†	1,697	94,251
Simply Good Foods Co.†	6,514	246,034
SpartanNash Co.	3,066	92,501
Sprouts Farmers Market, Inc.†	5,900	149,388
Tootsie Roll Industries, Inc.	1,314	46,450
TreeHouse Foods, Inc.†	4,131	172,758
United Natural Foods, Inc.†	4,297	169,302
		2,661,852
Food Service — 0.4%
Healthcare Services Group, Inc.	9,060	157,735
Sovos Brands, Inc.†	40,467	642,211
		799,946
Forest Products&Paper — 0.3%
Clearwater Paper Corp.†	1,245	41,869
Glatfelter Corp.	3,298	22,690
Mercer International, Inc.	2,975	39,121
Neenah, Inc.	9,068	309,582
Sylvamo Corp.	2,602	85,034
		498,296
Gas — 1.4%
Chesapeake Utilities Corp.	6,237	808,003
New Jersey Resources Corp.	7,600	338,428
Northwest Natural Holding Co.	4,926	261,571
ONE Gas, Inc.	11,811	958,935
South Jersey Industries, Inc.	9,027	308,182
		2,675,119

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools — 0.2%
Enerpac Tool Group Corp.	4,465	$ 84,924
Franklin Electric Co., Inc.	2,869	210,183
		295,107
Healthcare-Products — 4.5%
Adaptive Biotechnologies Corp.†	1,300	10,517
AngioDynamics, Inc.†	15,560	301,086
Artivion, Inc.†	2,965	55,979
Avanos Medical, Inc.†	3,490	95,417
BioLife Solutions, Inc.†	2,252	31,100
Bioventus, Inc., Class A†	6,100	41,602
Cardiovascular Systems, Inc.†	18,908	271,519
CONMED Corp.	2,177	208,470
Cutera, Inc.†	1,219	45,712
Envista Holdings Corp.†	26,414	1,017,996
Glaukos Corp.†	3,491	158,561
Haemonetics Corp.†	4,740	308,953
Hanger, Inc.†	2,734	39,151
ICU Medical, Inc.†	7,085	1,164,703
Inogen, Inc.†	1,516	36,657
Inspire Medical Systems, Inc.†	950	173,536
Integer Holdings Corp.†	6,266	442,756
Lantheus Holdings, Inc.†	5,061	334,178
LeMaitre Vascular, Inc.	1,425	64,909
LivaNova PLC†	15,246	952,418
Meridian Bioscience, Inc.†	3,213	97,739
Merit Medical Systems, Inc.†	3,762	204,164
Natera, Inc.†	10,772	381,760
Natus Medical, Inc.†	2,550	83,563
Nevro Corp.†	1,000	43,830
NuVasive, Inc.†	13,400	658,744
Omnicell, Inc.†	3,259	370,711
OraSure Technologies, Inc.†	5,343	14,480
Orthofix Medical, Inc.†	1,468	34,557
SeaSpine Holdings Corp.†	1,200	6,780
Shockwave Medical, Inc.†	1,000	191,170
Sientra, Inc.†	78,682	65,912
STAAR Surgical Co.†	2,600	184,418
Surmodics, Inc.†	1,032	38,421
Varex Imaging Corp.†	4,935	105,560
ViewRay, Inc.†	56,100	148,665
Zimvie, Inc.†	1,539	24,639
Zynex, Inc.	12,031	96,007
		8,506,340
Healthcare-Services — 1.5%
Addus HomeCare Corp.†	1,185	98,687
Community Health Systems, Inc.†	9,337	35,014
Ensign Group, Inc.	3,887	285,578
Fulgent Genetics, Inc.†	4,954	270,142
Joint Corp.†	1,066	16,320
LifeStance Health Group, Inc.†	14,200	78,952
MEDNAX, Inc.†	6,351	133,435
Medpace Holdings, Inc.†	1,475	220,763
ModivCare, Inc.†	1,012	85,514
Neuronetics, Inc.†	46,325	148,703
OPKO Health, Inc.†	28,700	72,611
Pennant Group, Inc.†	1,999	25,607
RadNet, Inc.†	3,441	59,460
Select Medical Holdings Corp.	7,610	179,748
Syneos Health, Inc.†	13,959	1,000,581
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Tenet Healthcare Corp.†	1,800	$ 94,608
U.S. Physical Therapy, Inc.	958	104,614
		2,910,337
Home Builders — 1.6%
Cavco Industries, Inc.†	4,086	800,815
Century Communities, Inc.	2,137	96,101
Installed Building Products, Inc.	1,707	141,954
LCI Industries	1,874	209,663
LGI Homes, Inc.†	2,136	185,619
M/I Homes, Inc.†	2,086	82,731
MDC Holdings, Inc.	4,198	135,637
Meritage Homes Corp.†	5,206	377,435
Skyline Champion Corp.†	11,114	527,026
Taylor Morrison Home Corp.†	8,700	203,232
Tri Pointe Homes, Inc.†	11,228	189,416
Winnebago Industries, Inc.	2,617	127,082
		3,076,711
Home Furnishings — 0.4%
Ethan Allen Interiors, Inc.	1,625	32,841
iRobot Corp.†	2,000	73,500
Sleep Number Corp.†	3,240	100,278
Snap One Holdings Corp.†	36,696	336,502
Sonos, Inc.†	14,831	267,551
Universal Electronics, Inc.†	931	23,806
		834,478
Household Products/Wares — 0.3%
Central Garden & Pet Co.†	719	30,500
Central Garden & Pet Co., Class A†	4,320	172,843
Helen of Troy, Ltd.†	400	64,964
Quanex Building Products Corp.	2,462	56,010
WD-40 Co.	1,007	202,770
		527,087
Housewares — 0.0%
Tupperware Brands Corp.†	3,381	21,436
Insurance — 3.4%
Ambac Financial Group, Inc.†	3,321	37,693
American Equity Investment Life Holding Co.	6,296	230,245
AMERISAFE, Inc.	1,425	74,114
Assured Guaranty, Ltd.	4,727	263,719
Axis Capital Holdings, Ltd.	12,607	719,734
eHealth, Inc.†	1,781	16,617
Employers Holdings, Inc.	4,446	186,243
Essent Group, Ltd.	7,050	274,245
Genworth Financial, Inc., Class A†	37,647	132,894
HCI Group, Inc.	582	39,436
Horace Mann Educators Corp.	3,055	117,251
James River Group Holdings, Ltd.	17,539	434,616
Kemper Corp.	17,547	840,501
Kinsale Capital Group, Inc.	925	212,417
MGIC Investment Corp.	6,800	85,680
NMI Holdings, Inc., Class A†	11,148	185,614
Palomar Holdings, Inc.†	1,764	113,602
ProAssurance Corp.	3,986	94,189
Reinsurance Group of America, Inc.	7,882	924,480
RLI Corp.	2,425	282,731
Ryan Specialty Group Holdings, Inc.†	15,779	618,379
Safety Insurance Group, Inc.	1,033	100,304
Selective Insurance Group, Inc.	1,200	104,328

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Selectquote, Inc.†	9,214	$ 22,851
SiriusPoint, Ltd.†	6,380	34,580
Stewart Information Services Corp.	1,992	99,102
Trupanion, Inc.†	2,552	153,783
United Fire Group, Inc.	1,594	54,563
Universal Insurance Holdings, Inc.	2,054	26,764
		6,480,675
Internet — 1.7%
ANGI, Inc.†	60,718	278,089
Cars.com, Inc.†	4,817	45,424
Cogent Communications Holdings, Inc.	3,146	191,151
ePlus, Inc.†	1,983	105,337
EverQuote, Inc., Class A†	1,200	10,608
HealthStream, Inc.†	1,793	38,926
Liquidity Services, Inc.†	1,968	26,450
OptimizeRx Corp.†	1,339	36,675
Perficient, Inc.†	17,765	1,628,873
Q2 Holdings, Inc.†	2,600	100,282
QuinStreet, Inc.†	15,418	155,105
Shutterstock, Inc.	1,710	98,000
TechTarget, Inc.†	1,961	128,877
Upwork, Inc.†	3,700	76,516
Yelp, Inc.†	13,112	364,120
		3,284,433
Investment Companies — 0.5%
Compass Diversified Holdings	39,673	849,796
Iron/Steel — 0.4%
Allegheny Technologies, Inc.†	10,954	248,765
Carpenter Technology Corp.	3,560	99,360
Cleveland-Cliffs, Inc.†	2,300	35,351
Commercial Metals Co.	7,350	243,285
Schnitzer Steel Industries, Inc., Class A	1,550	50,902
		677,663
Leisure Time — 0.2%
Acushnet Holdings Corp.	5,400	225,072
Liberty TripAdvisor Holdings, Inc., Class A†	23,972	18,137
Vista Outdoor, Inc.†	4,137	115,423
		358,632
Lodging — 0.1%
Boyd Gaming Corp.	4,100	203,975
Marcus Corp.†	1,626	24,016
		227,991
Machinery-Constr&Mining — 0.2%
Argan, Inc.	6,700	250,044
Astec Industries, Inc.	1,684	68,673
Bloom Energy Corp., Class A†	3,500	57,750
Terex Corp.	900	24,633
		401,100
Machinery-Diversified — 1.3%
Alamo Group, Inc.	732	85,227
Albany International Corp., Class A	13,593	1,070,992
Altra Industrial Motion Corp.	4,000	141,000
Applied Industrial Technologies, Inc.	2,835	272,642
Cactus, Inc., Class A	9,381	377,773
CIRCOR International, Inc.†	1,494	24,487
DXP Enterprises, Inc.†	1,265	38,747
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Ichor Holdings, Ltd.†	2,111	$ 54,844
Kadant, Inc.	800	145,880
Lindsay Corp.	810	107,584
Tennant Co.	1,370	81,172
		2,400,348
Media — 0.8%
AMC Networks, Inc., Class A†	7,002	203,898
E.W. Scripps Co., Class A†	4,262	53,147
Gannett Co, Inc.†	10,810	31,349
Gray Television, Inc.	27,744	468,596
Liberty Latin America, Ltd., Class C†	58,300	454,157
Scholastic Corp.	2,247	80,825
Sinclair Broadcast Group, Inc., Class A	8,300	169,320
Thryv Holdings, Inc.†	3,862	86,470
		1,547,762
Metal Fabricate/Hardware — 1.6%
AZZ, Inc.	2,821	115,153
Mueller Industries, Inc.	8,496	452,752
Olympic Steel, Inc.	1,889	48,642
Proto Labs, Inc.†	13,016	622,685
Standex International Corp.	9,420	798,628
TimkenSteel Corp.†	6,260	117,125
Tredegar Corp.	1,897	18,970
Valmont Industries, Inc.	3,516	789,799
		2,963,754
Mining — 0.6%
Alcoa Corp.	550	25,069
Arconic Corp.†	15,101	423,583
Century Aluminum Co.†	3,768	27,770
Coeur Mining, Inc.†	7,100	21,584
Compass Minerals International, Inc.	2,518	89,112
Constellium SE†	9,400	124,174
Hecla Mining Co.	3,800	14,896
Kaiser Aluminum Corp.	1,173	92,773
Livent Corp.†	11,928	270,646
		1,089,607
Miscellaneous Manufactur — 1.9%
EnPro Industries, Inc.	10,615	869,687
ESCO Technologies, Inc.	12,278	839,447
Fabrinet†	4,713	382,224
Federal Signal Corp.	4,470	159,132
Haynes International, Inc.	919	30,116
Hillenbrand, Inc.	10,189	417,341
John Bean Technologies Corp.	2,344	258,825
Materion Corp.	4,157	306,496
Myers Industries, Inc.	2,680	60,916
Sturm Ruger & Co., Inc.	1,299	82,681
Trinity Industries, Inc.	5,163	125,048
		3,531,913
Office Furnishings — 0.5%
HNI Corp.	3,126	108,441
Interface, Inc.	54,848	687,794
Steelcase, Inc., Class A	13,100	140,563
		936,798
Office/Business Equip — 0.0%
Pitney Bowes, Inc.	12,022	43,520

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 3.1%
Antero Resources Corp.†	600	$ 18,390
Callon Petroleum Co.†	3,503	137,318
Civitas Resources, Inc.	5,326	278,497
CNX Resources Corp.†	5,600	92,176
Delek US Holdings, Inc.†	32,667	844,115
Helmerich & Payne, Inc.	7,764	334,318
Laredo Petroleum, Inc.†	1,072	73,904
Magnolia Oil & Gas Corp., Class A	14,900	312,751
Matador Resources Co.	17,495	815,092
Murphy Oil Corp.	8,600	259,634
Nabors Industries, Ltd.†	652	87,303
Oasis Petroleum, Inc.	1,050	127,732
Ovintiv, Inc.	8,645	382,023
Par Pacific Holdings, Inc.†	3,370	52,538
Patterson-UTI Energy, Inc.	26,201	412,928
PBF Energy, Inc., Class A†	8,839	256,508
PDC Energy, Inc.	4,700	289,567
Ranger Oil Corp.†	1,561	51,310
SM Energy Co.	11,387	389,321
Southwestern Energy Co.†	82,313	514,456
Talos Energy, Inc.†	3,043	47,075
Whiting Petroleum Corp.	300	20,409
		5,797,365
Oil & Gas Services — 1.0%
Archrock, Inc.	12,558	103,855
Bristow Group, Inc.†	1,711	40,037
ChampionX Corp.	4,400	87,340
Core Laboratories NV	3,415	67,651
DMC Global, Inc.†	1,438	25,927
Dril-Quip, Inc.†	2,546	65,687
Helix Energy Solutions Group, Inc.†	14,513	44,990
MRC Global, Inc.†	16,000	159,360
NexTier Oilfield Solutions, Inc.†	13,900	132,189
NOW, Inc.†	42,664	417,254
Oceaneering International, Inc.†	13,793	147,309
Oil States International, Inc.†	9,864	53,463
ProPetro Holding Corp.†	10,604	106,040
RPC, Inc.†	5,192	35,877
Select Energy Services, Inc., Class A†	2,900	19,778
Solaris Oilfield Infrastructure, Inc., Class A	32,987	358,898
US Silica Holdings, Inc.†	5,566	63,564
		1,929,219
Packaging&Containers — 0.1%
Matthews International Corp., Class A	2,309	66,199
O-I Glass, Inc.†	11,520	161,280
		227,479
Pharmaceuticals — 3.4%
Aclaris Therapeutics, Inc.†	11,300	157,748
AdaptHealth Corp.†	5,200	93,808
Aerie Pharmaceuticals, Inc.†	30,353	227,648
Alkermes PLC†	4,200	125,118
Amneal Pharmaceuticals, Inc.†	17,900	56,922
Amphastar Pharmaceuticals, Inc.†	6,273	218,238
Anika Therapeutics, Inc.†	1,073	23,949
Arvinas, Inc.†	4,400	185,196
BellRing Brands, Inc.†	19,350	481,621
Catalyst Pharmaceuticals, Inc.†	43,200	302,832
Coherus Biosciences, Inc.†	31,939	231,238
Collegium Pharmaceutical, Inc.†	2,505	44,389
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Corcept Therapeutics, Inc.†	11,952	$ 284,219
Covetrus, Inc.†	7,710	159,983
Eagle Pharmaceuticals, Inc.†	824	36,610
Embecta Corp.†	4,262	107,914
Enanta Pharmaceuticals, Inc.†	5,059	239,139
Fulcrum Therapeutics, Inc.†	11,344	55,586
Harmony Biosciences Holdings, Inc.†	1,698	82,811
Herbalife Nutrition, Ltd.†	13,200	269,940
Heron Therapeutics, Inc.†	10,800	30,132
Heska Corp.†	796	75,230
Ironwood Pharmaceuticals, Inc.†	11,345	130,808
Kura Oncology, Inc.†	13,900	254,787
Madrigal Pharmaceuticals, Inc.†	1,550	110,949
Option Care Health, Inc.†	29,600	822,584
Owens & Minor, Inc.	5,613	176,529
Pacira BioSciences, Inc.†	10,661	621,536
Phibro Animal Health Corp., Class A	1,500	28,695
Prestige Consumer Healthcare, Inc.†	3,708	218,030
Protagonist Therapeutics, Inc.†	5,341	42,247
Supernus Pharmaceuticals, Inc.†	3,939	113,916
uniQure NV†	2,683	50,011
USANA Health Sciences, Inc.†	3,924	283,941
Vanda Pharmaceuticals, Inc.†	4,166	45,409
Y-mAbs Therapeutics, Inc.†	300	4,539
		6,394,252
Real Estate — 1.2%
Cushman & Wakefield PLC†	5,400	82,296
Douglas Elliman, Inc.	5,092	24,391
Kennedy-Wilson Holdings, Inc.	55,003	1,041,757
Marcus & Millichap, Inc.	1,807	66,841
McGrath RentCorp	9,282	705,432
RE/MAX Holdings, Inc., Class A	1,421	34,843
Realogy Holdings Corp.†	17,514	172,162
St. Joe Co.	2,433	96,249
		2,223,971
REITS — 6.0%
Acadia Realty Trust	6,997	109,293
Agree Realty Corp.	9,644	695,622
Alexander & Baldwin, Inc.	9,916	177,992
American Assets Trust, Inc.	4,983	147,995
Apollo Commercial Real Estate Finance, Inc.	9,746	101,748
Apple Hospitality REIT, Inc.	11,500	168,705
Ares Commercial Real Estate Corp.	12,700	155,321
Armada Hoffler Properties, Inc.	4,993	64,110
ARMOUR Residential REIT, Inc.	7,608	53,560
Blackstone Mtg. Trust, Inc., Class A	9,575	264,940
Brandywine Realty Trust	17,439	168,112
Broadstone Net Lease, Inc.	2,300	47,173
CareTrust REIT, Inc.	7,155	131,938
Centerspace	1,833	149,481
Chatham Lodging Trust†	4,399	45,970
City Office REIT, Inc.	3,000	38,850
Community Healthcare Trust, Inc.	2,938	106,385
Corporate Office Properties Trust	3,800	99,522
DiamondRock Hospitality Co.†	20,050	164,611
Diversified Healthcare Trust	17,624	32,076
Douglas Emmett, Inc.	31,479	704,500
Easterly Government Properties, Inc.	6,695	127,473
Ellington Financial, Inc.	9,380	137,605
Equity Commonwealth†	6,300	173,439
Essential Properties Realty Trust, Inc.	11,872	255,129

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
First Industrial Realty Trust, Inc.	2,325	$ 110,391
Four Corners Property Trust, Inc.	7,876	209,423
Franklin BSP Realty Trust, Inc.	6,172	83,199
Franklin Street Properties Corp.	6,846	28,548
GEO Group, Inc.†	20,152	133,003
Getty Realty Corp.	5,298	140,397
Gladstone Commercial Corp.	2,300	43,332
Global Medical REIT, Inc.	1,700	19,091
Global Net Lease, Inc.	7,642	108,211
Granite Point Mtg. Trust, Inc.	3,972	38,012
Healthcare Realty Trust, Inc.	9,300	252,960
Hersha Hospitality Trust†	2,438	23,917
Highwoods Properties, Inc.	800	27,352
Independence Realty Trust, Inc.	4,000	82,920
Industrial Logistics Properties Trust	4,823	67,908
Innovative Industrial Properties, Inc.	2,063	226,662
Invesco Mtg. Capital, Inc.	2,433	35,716
iStar, Inc.	6,110	83,768
Kite Realty Group Trust	7,128	123,243
KKR Real Estate Finance Trust, Inc.	16,357	285,430
Ladder Capital Corp.	8,900	93,806
LTC Properties, Inc.	2,910	111,715
LXP Industrial Trust	21,139	227,033
National Storage Affiliates Trust	4,600	230,322
New York Mtg. Trust, Inc.	28,115	77,597
NexPoint Residential Trust, Inc.	1,706	106,642
Office Properties Income Trust	3,571	71,241
Orion Office REIT, Inc.	4,176	45,769
Paramount Group, Inc.	4,400	31,812
Pebblebrook Hotel Trust	3,500	57,995
PennyMac Mtg. Investment Trust	6,781	93,781
Phillips Edison & Co., Inc.	2,500	83,525
Physicians Realty Trust	3,800	66,310
Piedmont Office Realty Trust, Inc., Class A	4,500	59,040
Plymouth Industrial REIT, Inc.	2,400	42,096
PotlatchDeltic Corp.	2,100	92,799
Ready Capital Corp.	8,662	103,251
Redwood Trust, Inc.	15,121	116,583
Retail Opportunity Investments Corp.	17,559	277,081
RLJ Lodging Trust	6,500	71,695
RPT Realty	6,277	61,703
Ryman Hospitality Properties, Inc.†	1,200	91,236
Safehold, Inc.	1,142	40,393
Saul Centers, Inc.	969	45,650
Service Properties Trust	12,175	63,675
SITE Centers Corp.	26,103	351,607
STAG Industrial, Inc.	1,850	57,128
Summit Hotel Properties, Inc.†	9,496	69,036
Sunstone Hotel Investors, Inc.†	2,500	24,800
Tanger Factory Outlet Centers, Inc.	7,699	109,480
Terreno Realty Corp.	13,609	758,430
TPG RE Finance Trust, Inc.	4,100	36,941
Two Harbors Investment Corp.	25,379	126,387
UMH Properties, Inc.	1,100	19,426
Uniti Group, Inc.	17,486	164,718
Universal Health Realty Income Trust	945	50,283
Urban Edge Properties	8,140	123,809
Urstadt Biddle Properties, Inc., Class A	2,224	36,029
Veris Residential, Inc.†	5,908	78,222
Washington Real Estate Investment Trust	6,447	137,386
Security Description	Shares or Principal Amount	Value

REITS (continued)
Whitestone REIT	3,407	$ 36,625
Xenia Hotels & Resorts, Inc.†	20,033	291,079
		11,279,169
Retail — 3.7%
Abercrombie & Fitch Co., Class A†	11,818	199,961
Academy Sports & Outdoors, Inc.	12,998	461,949
America's Car-Mart, Inc.†	442	44,465
Asbury Automotive Group, Inc.†	6,227	1,054,480
Bed Bath & Beyond, Inc.†	9,388	46,658
Big Lots, Inc.	2,106	44,163
BJ's Restaurants, Inc.†	1,729	37,485
BJ's Wholesale Club Holdings, Inc.†	1,800	112,176
Bloomin' Brands, Inc.	17,053	283,421
BlueLinx Holdings, Inc.†	2,350	157,003
Boot Barn Holdings, Inc.†	2,193	151,120
Brinker International, Inc.†	3,233	71,223
Buckle, Inc.	2,180	60,364
Caleres, Inc.	2,800	73,472
Cato Corp., Class A	1,291	14,989
Cheesecake Factory, Inc.	3,620	95,640
Chico's FAS, Inc.†	9,229	45,868
Children's Place, Inc.†	949	36,935
Chuy's Holdings, Inc.†	1,397	27,828
Conn's, Inc.†	1,140	9,143
Dave & Buster's Entertainment, Inc.†	2,871	94,111
Designer Brands, Inc., Class A	4,475	58,443
Dillard's, Inc., Class A	425	93,742
Dine Brands Global, Inc.	1,235	80,374
El Pollo Loco Holdings, Inc.†	1,436	14,130
Genesco, Inc.†	952	47,514
GMS, Inc.†	3,174	141,243
Group 1 Automotive, Inc.	2,474	420,085
Guess?, Inc.	7,045	120,117
Haverty Furniture Cos., Inc.	1,023	23,713
Hibbett Sports, Inc.	2,299	100,489
Jack in the Box, Inc.	1,552	87,005
La-Z-Boy, Inc.	3,187	75,564
Lithia Motors, Inc.	200	54,962
Lumber Liquidators Holdings, Inc.†	2,196	20,577
MarineMax, Inc.†	1,588	57,359
Movado Group, Inc.	1,188	36,745
Murphy USA, Inc.	2,225	518,136
National Vision Holdings, Inc.†	6,005	165,137
Nu Skin Enterprises, Inc., Class A	3,100	134,230
ODP Corp.†	8,029	242,797
Patrick Industries, Inc.	1,612	83,566
PC Connection, Inc.	814	35,857
PetMed Express, Inc.	1,547	30,785
PriceSmart, Inc.	1,776	127,215
Rush Enterprises, Inc., Class A	1,100	53,020
Ruth's Hospitality Group, Inc.	2,309	37,544
Sally Beauty Holdings, Inc.†	7,891	94,061
Shake Shack, Inc., Class A†	2,893	114,216
Shoe Carnival, Inc.	1,261	27,250
Signet Jewelers, Ltd.	4,795	256,341
Sonic Automotive, Inc., Class A	4,141	151,685
Winmark Corp.	275	53,782
World Fuel Services Corp.	4,647	95,078
Zumiez, Inc.†	5,018	130,468
		6,905,684

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans — 1.4%
Axos Financial, Inc.†	5,960	$ 213,666
Banc of California, Inc.	3,908	68,859
Berkshire Hills Bancorp, Inc.	3,490	86,447
Brookline Bancorp, Inc.	25,713	342,240
Capitol Federal Financial, Inc.	9,523	87,421
Flushing Financial Corp.	600	12,756
HomeTrust Bancshares, Inc.	1,500	37,500
Northfield Bancorp, Inc.	10,873	141,675
Northwest Bancshares, Inc.	9,344	119,603
OceanFirst Financial Corp.	45,805	876,250
Pacific Premier Bancorp, Inc.	7,001	204,709
Provident Financial Services, Inc.	5,555	123,655
Washington Federal, Inc.	6,100	183,122
WSFS Financial Corp.	4,774	191,390
		2,689,293
Semiconductors — 2.9%
Allegro MicroSystems, Inc.†	32,864	679,956
Alpha & Omega Semiconductor, Ltd.†	1,597	53,244
Amkor Technology, Inc.	4,700	79,665
Axcelis Technologies, Inc.†	2,435	133,535
CEVA, Inc.†	1,711	57,421
Cirrus Logic, Inc.†	1,000	72,540
Cohu, Inc.†	9,487	263,264
Diodes, Inc.†	3,337	215,470
FormFactor, Inc.†	5,757	222,969
Kulicke & Soffa Industries, Inc.	4,361	186,695
MACOM Technology Solutions Holdings, Inc.†	18,442	850,176
MaxLinear, Inc.†	5,248	178,327
Onto Innovation, Inc.†	3,655	254,900
Photronics, Inc.†	4,552	88,673
Rambus, Inc.†	12,429	267,099
Semtech Corp.†	14,291	785,576
Silicon Laboratories, Inc.†	5,350	750,177
SiTime Corp.†	400	65,212
SMART Global Holdings, Inc.†	3,486	57,066
Ultra Clean Holdings, Inc.†	3,326	99,015
Veeco Instruments, Inc.†	9,279	180,013
		5,540,993
Software — 3.9%
8x8, Inc.†	8,726	44,939
Agilysys, Inc.†	1,441	68,116
Alkami Technology, Inc.†	765	10,626
Allscripts Healthcare Solutions, Inc.†	15,206	225,505
Apollo Medical Holdings, Inc.†	2,811	108,477
Bandwidth, Inc., Class A†	4,500	84,690
Blackline, Inc.†	3,400	226,440
Box, Inc., Class A†	46,050	1,157,697
Cardlytics, Inc.†	3,300	73,623
Cerence, Inc.†	2,899	73,142
CommVault Systems, Inc.†	14,060	884,374
Computer Programs & Systems, Inc.†	1,089	34,815
Consensus Cloud Solutions, Inc.†	1,180	51,542
CSG Systems International, Inc.	5,694	339,818
Digi International, Inc.†	2,589	62,706
Digital Turbine, Inc.†	6,507	113,677
DigitalOcean Holdings, Inc.†	3,624	149,889
Donnelley Financial Solutions, Inc.†	4,563	133,650
Ebix, Inc.	1,755	29,660
eGain Corp.†	34,872	340,002
Security Description	Shares or Principal Amount	Value

Software (continued)
LivePerson, Inc.†	5,106	$ 72,199
Loyalty Ventures, Inc.†	1,470	5,248
ManTech International Corp., Class A	2,781	265,446
Momentive Global, Inc.†	14,400	126,720
NextGen Healthcare, Inc.†	16,442	286,749
PagerDuty, Inc.†	6,500	161,070
Paycor HCM, Inc.†	3,473	90,298
PDF Solutions, Inc.†	2,180	46,892
Progress Software Corp.	3,228	146,228
Simulations Plus, Inc.	3,562	175,713
Sprout Social, Inc., Class A†	2,200	127,754
SPS Commerce, Inc.†	2,862	323,549
Teradata Corp.†	16,387	606,483
Workiva, Inc.†	3,775	249,112
Xperi Holding Corp.	17,366	250,591
Zuora, Inc., Class A†	12,700	113,665
		7,261,105
Telecommunications — 2.2%
A10 Networks, Inc.	24,606	353,834
ADTRAN, Inc.	3,622	63,494
ATN International, Inc.	801	37,575
CalAmp Corp.†	2,659	11,088
Ciena Corp.†	10,721	489,950
Consolidated Communications Holdings, Inc.†	5,361	37,527
EchoStar Corp., Class A†	10,400	200,720
Extreme Networks, Inc.†	9,649	86,069
Gogo, Inc.†	5,038	81,565
Harmonic, Inc.†	7,706	66,811
InterDigital, Inc.	2,277	138,442
Maxar Technologies, Inc.	26,556	692,846
NETGEAR, Inc.†	2,122	39,300
Plantronics, Inc.†	3,155	125,190
Shenandoah Telecommunications Co.	3,691	81,940
Telephone & Data Systems, Inc.	7,276	114,888
Viavi Solutions, Inc.†	81,387	1,076,750
Vonage Holdings Corp.†	18,619	350,782
		4,048,771
Textiles — 0.2%
UniFirst Corp.	2,270	390,849
Transportation — 0.9%
ArcBest Corp.	7,006	493,012
Atlas Air Worldwide Holdings, Inc.†	2,683	165,568
Dorian LPG, Ltd.	5,118	77,794
Eagle Bulk Shipping, Inc.	800	41,504
Forward Air Corp.	1,981	182,173
Heartland Express, Inc.	3,434	47,767
Hub Group, Inc., Class A†	3,907	277,162
Marten Transport, Ltd.	4,351	73,184
Matson, Inc.	2,990	217,911
Radiant Logistics, Inc.†	4,700	34,874
Safe Bulkers, Inc.	9,400	35,908
Schneider National, Inc., Class B	3,800	85,044
Werner Enterprises, Inc.	800	30,832
		1,762,733
Trucking&Leasing — 0.1%
GATX Corp.	600	56,496
Greenbrier Cos., Inc.	2,403	86,484
		142,980

Seasons Series Trust SA Multi-Managed Small Cap Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water — 0.9%
American States Water Co.	7,750	$ 631,703
California Water Service Group	3,966	220,311
Middlesex Water Co.	1,295	113,546
SJW Group	10,457	652,621
		1,618,181
Total Common Stocks (cost $182,399,792)		183,475,604
UNAFFILIATED INVESTMENT COMPANIES — 0.4%
Exchange-Traded Funds — 0.4%
iShares Core S&P Small-Cap ETF (cost $912,723)	9,311	860,430
WARRANTS — 0.0%
Oil & Gas — 0.0%
Nabors Industries, Ltd. Expires 06/11/2026† (cost $0)	$ 231	7,387
Total Long-Term Investment Securities (cost $183,312,515)		184,343,421
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.1%
Unaffiliated Investment Companies — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49%(1) (cost $1,958,940)	1,958,915	$ 1,958,719
TOTAL INVESTMENTS (cost $185,271,455)	98.9%	186,302,140
Other assets less liabilities	1.1	2,129,247
NET ASSETS	100.0%	$188,431,387
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of June 30, 2022.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
31	Long	E-Mini Russell 2000 Index	September 2022	$2,659,306	$2,647,400	$(11,906)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$183,475,604	$—	$—	$183,475,604
Unaffiliated Investment Companies	860,430	—	—	860,430
Warrants	7,387	—	—	7,387
Short-Term Investments	1,958,719	—	—	1,958,719
Total Investments at Value	$186,302,140	$—	$—	$186,302,140
LIABILITIES:
Other Financial Instruments:
Futures Contracts	$ 11,906	$—	$—	$ 11,906
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Australia — 4.8%
Ampol, Ltd.	1,685	$ 39,599
APA Group	8,341	64,844
Aristocrat Leisure, Ltd.	4,260	101,173
ASX, Ltd.	1,368	77,206
Aurizon Holdings, Ltd.	13,012	34,194
Australia & New Zealand Banking Group, Ltd.	47,834	727,793
BGP Holdings PLC†(1)	98,723	0
BHP Group, Ltd.	46,518	1,339,842
BHP Group, Ltd.	27,286	763,020
BlueScope Steel, Ltd.	3,465	38,014
Brambles, Ltd.	10,142	74,918
Challenger, Ltd.	53,977	255,073
Cochlear, Ltd.	465	63,819
Coles Group, Ltd.	9,445	116,161
Commonwealth Bank of Australia	12,062	752,933
Computershare, Ltd.	3,841	65,376
CSL, Ltd.	3,405	632,678
Dexus†	7,603	46,552
Domino's Pizza Enterprises, Ltd.	427	20,026
Endeavour Group, Ltd.	9,495	49,631
Evolution Mining, Ltd.	12,958	20,841
Fortescue Metals Group, Ltd.	11,971	147,249
Goodman Group	11,886	146,217
GPT Group	13,541	39,399
IDP Education, Ltd.	1,476	24,231
IGO, Ltd.	149,124	1,035,432
Insurance Australia Group, Ltd.†	17,426	52,468
Lendlease Corp., Ltd.	4,869	30,635
Lottery Corp., Ltd.†	15,734	49,089
Macquarie Group, Ltd.	16,923	1,923,359
Medibank Private, Ltd.	19,468	43,694
Mineral Resources, Ltd.	1,201	40,636
Mirvac Group	27,871	37,959
National Australia Bank, Ltd.	22,860	432,329
Newcrest Mining, Ltd.	6,293	89,487
Northern Star Resources, Ltd.	8,236	37,981
Orica, Ltd.	2,890	31,400
Origin Energy, Ltd.	12,450	49,589
Qantas Airways, Ltd.†	6,533	20,175
QBE Insurance Group, Ltd.	10,462	87,789
Ramsay Health Care, Ltd.	1,294	65,442
REA Group, Ltd.	374	28,832
Reece, Ltd.	1,598	15,214
Rio Tinto, Ltd.	18,098	1,296,490
Santos, Ltd.	22,745	115,953
Scentre Group	260,152	464,565
SEEK, Ltd.	2,377	34,493
Sonic Healthcare, Ltd.	3,222	73,453
South32, Ltd.	200,314	552,968
Stockland	16,875	42,062
Suncorp Group, Ltd.	8,925	67,675
Telstra Corp., Ltd.	29,067	77,208
Transurban Group	21,706	215,559
Treasury Wine Estates, Ltd.	5,103	39,953
Vicinity Centres	27,353	34,669
Washington H. Soul Pattinson & Co., Ltd.	1,531	24,889
Wesfarmers, Ltd.	8,017	232,047
Westpac Banking Corp.	24,749	333,304
WiseTech Global, Ltd.	1,038	26,924
Woodside Energy Group, Ltd. (ASX)	13,321	291,717
Security Description	Shares or Principal Amount	Value

Australia (continued)
Woodside Energy Group, Ltd. (LSE)†	5,049	$ 106,943
Woolworths Group, Ltd.	8,567	210,452
Worley, Ltd.	65,126	636,684
		14,590,307
Austria — 0.4%
Erste Group Bank AG	40,552	1,030,077
OMV AG	1,041	48,887
Verbund AG	481	47,089
voestalpine AG	820	17,450
		1,143,503
Belgium — 1.0%
Ageas SA/NV	1,148	50,543
Anheuser-Busch InBev SA NV	6,140	331,207
D'Ieteren Group SA	176	25,784
Elia Group SA	233	33,052
Groupe Bruxelles Lambert SA	718	59,982
KBC Group NV	1,768	99,316
Proximus SADP	1,073	15,820
Sofina SA	109	22,294
Solvay SA	524	42,512
UCB SA	15,225	1,289,490
Umicore SA	31,174	1,089,685
Warehouses De Pauw CVA	1,051	33,069
		3,092,754
Bermuda — 0.0%
CK Infrastructure Holdings, Ltd.	4,500	27,648
Hongkong Land Holdings, Ltd.	8,100	40,731
Jardine Matheson Holdings, Ltd.	1,503	79,106
		147,485
Brazil — 0.1%
B3 SA - Brasil Bolsa Balcao	182,616	382,438
Canada — 2.2%
Canadian National Railway Co.	9,799	1,102,235
Definity Financial Corp.	5,147	133,034
Element Fleet Management Corp.	68,365	712,755
Magna International, Inc.	13,586	745,871
Manulife Financial Corp.	30,861	535,129
National Bank of Canada	15,344	1,006,920
Sun Life Financial, Inc.	22,404	1,026,560
Toronto-Dominion Bank	20,445	1,340,710
		6,603,214
Cayman Islands — 0.9%
Alibaba Group Holding, Ltd.†	56,824	810,578
Alibaba Group Holding, Ltd. ADR†	1,264	143,691
Budweiser Brewing Co. APAC, Ltd.*	12,200	36,592
Chow Tai Fook Jewellery Group, Ltd.	14,200	26,718
CK Asset Holdings, Ltd.	14,360	101,716
CK Hutchison Holdings, Ltd.	18,860	128,263
ESR Cayman, Ltd.*†	14,200	38,431
Futu Holdings, Ltd. ADR†	420	21,928
Grab Holdings, Ltd., Class A†	7,673	19,413
Sands China, Ltd.†	17,200	42,000
Sea, Ltd. ADR†	2,535	169,490
SITC International Holdings Co., Ltd.	9,000	25,501
Tencent Holdings, Ltd.	18,800	853,774
WH Group, Ltd.*	59,000	45,648
Wharf Real Estate Investment Co., Ltd.	12,000	57,209

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Cayman Islands (continued)
Xinyi Glass Holdings, Ltd.	13,000	$ 31,290
XP, Inc., Class A†	12,834	230,499
		2,782,741
China — 0.3%
PICC Property & Casualty Co., Ltd.	512,000	533,912
Ping An Insurance Group Co. of China, Ltd.	40,000	276,865
		810,777
Denmark — 1.4%
AP Moller - Maersk A/S, Series A	22	51,011
AP Moller - Maersk A/S, Series B	38	89,251
Carlsberg A/S, Class B	710	90,568
Chr. Hansen Holding A/S	746	54,426
Coloplast A/S, Class B	840	95,941
Danske Bank A/S	4,876	69,108
Demant A/S†	679	25,488
DSV A/S	1,357	190,005
Genmab A/S†	1,284	416,493
GN Store Nord A/S	928	32,736
Novo Nordisk A/S, Class B	11,904	1,321,241
Novozymes A/S, Class B	1,452	87,436
Orsted A/S*	1,337	139,804
Pandora A/S	672	42,466
ROCKWOOL International A/S, Class B	63	14,243
Tryg A/S	2,545	57,183
Vestas Wind Systems A/S	62,035	1,314,617
		4,092,017
Finland — 0.9%
Elisa Oyj	1,005	56,491
Fortum Oyj	3,140	47,175
Kesko Oyj, Class B	1,931	45,585
Kone Oyj, Class B	2,403	114,904
Neste Oyj	2,991	132,529
Nokia Oyj	38,254	178,194
Nordea Bank Abp	23,392	206,006
Orion Oyj, Class B	752	33,589
Sampo Oyj, Class A	25,187	1,096,828
Stora Enso Oyj, Class R	41,576	652,791
UPM-Kymmene Oyj	3,773	115,412
Wartsila Oyj Abp	3,346	26,084
		2,705,588
France — 8.8%
Accor SA†	1,203	33,039
Aeroports de Paris†	210	26,754
Air Liquide SA	8,864	1,198,075
Alstom SA	2,243	51,343
Amundi SA*	9,590	530,864
Arkema SA	420	37,851
AXA SA	70,942	1,612,145
BioMerieux	293	28,619
BNP Paribas SA	18,638	887,410
Bollore SE	6,251	29,162
Bouygues SA	1,622	50,162
Bureau Veritas SA	2,079	53,304
Capgemini SE	1,158	200,252
Carrefour SA	50,853	902,286
Cie de Saint-Gobain	3,519	152,860
Cie Generale des Etablissements Michelin SCA	4,796	131,877
Security Description	Shares or Principal Amount	Value

France (continued)
Covivio	334	$ 18,710
Credit Agricole SA	8,804	80,649
Danone SA	4,618	259,527
Dassault Aviation SA	177	27,631
Dassault Systemes SE	4,715	174,706
Edenred	1,763	83,541
Eiffage SA	589	53,490
Electricite de France SA	3,962	32,429
Engie SA	96,180	1,116,305
EssilorLuxottica SA	11,828	1,789,079
Eurazeo SE	308	19,242
Gecina SA	325	30,574
Getlink SE	3,110	55,081
Hermes International	224	253,059
Ipsen SA	2,652	250,365
Kering SA	1,402	728,421
Klepierre SA	1,521	29,293
La Francaise des Jeux SAEM*	743	25,885
Legrand SA	17,173	1,278,091
L'Oreal SA	4,452	1,538,199
LVMH Moet Hennessy Louis Vuitton SE	1,962	1,210,815
Orange SA	14,103	165,849
Pernod Ricard SA	1,481	274,334
Publicis Groupe SA	1,613	79,632
Remy Cointreau SA	163	28,705
Renault SA†	1,359	34,393
Safran SA	7,115	711,765
Sanofi	42,320	4,279,639
Sartorius Stedim Biotech	195	61,737
Schneider Electric SE	15,966	1,891,463
SEB SA	176	16,981
Societe Generale SA	5,622	123,299
Sodexo SA	625	44,349
Teleperformance	1,917	589,728
Thales SA	754	92,491
TotalEnergies SE	44,843	2,363,763
Ubisoft Entertainment SA†	664	29,330
Valeo	1,458	28,537
Veolia Environnement SA	4,699	116,253
Vinci SA	3,772	338,878
Vivendi SE	5,094	51,987
Wendel SE	190	16,060
Worldline SA*†	1,685	62,333
		26,382,601
Germany — 8.1%
adidas AG	1,222	216,124
Allianz SE	2,887	551,111
BASF SE	15,838	689,208
Bayer AG	38,031	2,259,555
Bayerische Motoren Werke AG	22,543	1,735,520
Bayerische Motoren Werke AG (Preference Shares)	408	28,904
Bechtle AG	579	23,674
Beiersdorf AG	713	72,833
Brenntag SE	1,092	71,072
Carl Zeiss Meditec AG	284	33,914
Commerzbank AG†	7,525	52,724
Continental AG	778	54,216
Covestro AG*	10,580	365,660
Daimler Truck Holding AG†	26,371	688,253
Delivery Hero SE*†	1,153	43,221
Deutsche Bank AG	14,610	127,305

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Deutsche Boerse AG	1,343	$ 224,623
Deutsche Lufthansa AG†	4,225	24,642
Deutsche Post AG	7,007	262,520
Deutsche Telekom AG	22,912	454,910
E.ON SE	15,871	133,157
Evonik Industries AG	1,482	31,641
Evotec SE†	9,690	233,732
Fresenius Medical Care AG & Co. KGaA	1,450	72,419
Fresenius SE & Co. KGaA	20,809	630,517
GEA Group AG	1,084	37,356
Hannover Rueck SE	426	61,801
HeidelbergCement AG	1,024	49,191
HelloFresh SE†	1,168	37,795
Henkel AG & Co. KGaA	735	44,981
Henkel AG & Co. KGaA (Preference Shares)	1,259	77,554
Infineon Technologies AG	56,340	1,363,161
KION Group AG	10,219	423,826
Knorr-Bremse AG	13,238	755,263
LEG Immobilien SE	515	42,695
Mercedes-Benz Group AG	5,672	328,238
Merck KGaA	4,588	774,357
MTU Aero Engines AG	378	68,808
Muenchener Rueckversicherungs-Gesellschaft AG	6,729	1,581,307
Nemetschek SE	408	24,696
Porsche Automobil Holding SE (Preference Shares)	1,082	71,572
Puma SE	746	49,130
Rational AG	36	20,932
Rheinmetall AG	308	71,122
RWE AG	4,541	167,363
SAP SE	34,812	3,171,466
Sartorius AG (Preference Shares)	172	60,081
Scout24 SE*	567	29,132
Siemens AG	35,859	3,649,644
Siemens Energy AG	3,082	45,198
Siemens Healthineers AG*	16,456	836,515
Stroeer SE & Co. KGaA	4,485	202,360
Symrise AG	939	102,191
Telefonica Deutschland Holding AG	7,359	21,136
Uniper SE	645	9,571
United Internet AG	686	19,576
Volkswagen AG	209	38,089
Volkswagen AG (Preference Shares)	1,312	175,198
Vonovia SE	4,941	152,269
Zalando SE*†	29,228	764,452
		24,409,481
Hong Kong — 2.6%
AIA Group, Ltd.	324,200	3,561,062
Beijing Enterprises Holdings, Ltd.	59,000	210,115
BOC Hong Kong Holdings, Ltd.	359,500	1,422,888
CLP Holdings, Ltd.	11,500	95,471
Galaxy Entertainment Group, Ltd.	15,000	89,761
Hang Lung Properties, Ltd.	14,000	26,572
Hang Seng Bank, Ltd.	5,400	95,410
Henderson Land Development Co., Ltd.	10,062	37,873
Hong Kong & China Gas Co., Ltd.	79,533	85,682
Hong Kong Exchanges & Clearing, Ltd.	24,563	1,226,139
Link REIT	14,900	121,689
MTR Corp., Ltd.	11,000	57,489
New World Development Co., Ltd.	11,000	39,706
Security Description	Shares or Principal Amount	Value

Hong Kong (continued)
Power Assets Holdings, Ltd.	10,000	$ 62,986
Sino Land Co., Ltd.	24,000	35,443
Sun Hung Kai Properties, Ltd.	10,000	118,326
Swire Pacific, Ltd., Class A	3,500	21,031
Swire Properties, Ltd.	8,200	20,386
Techtronic Industries Co., Ltd.	55,000	575,000
		7,903,029
India — 0.4%
HDFC Bank, Ltd. ADR	14,649	805,109
Housing Development Finance Corp., Ltd.	17,878	489,010
		1,294,119
Indonesia — 0.2%
Bank Central Asia Tbk PT	1,388,800	676,729
Ireland — 0.4%
CRH PLC	5,415	187,430
DCC PLC	7,291	455,577
Flutter Entertainment PLC†	1,180	119,460
James Hardie Industries PLC CDI	3,148	68,953
Kerry Group PLC, Class A	1,125	107,769
Kingspan Group PLC	1,090	65,574
Smurfit Kappa Group PLC	1,740	58,716
		1,063,479
Isle of Man — 0.0%
Entain PLC†	4,147	62,927
Israel — 0.5%
Azrieli Group, Ltd.	300	21,115
Bank Hapoalim BM	8,975	75,430
Bank Leumi Le-Israel BM	10,270	91,905
Check Point Software Technologies, Ltd.†	730	88,899
CyberArk Software, Ltd.†	281	35,957
Elbit Systems, Ltd.	188	43,092
ICL Group, Ltd.	5,004	45,697
Israel Discount Bank, Ltd., Class A	8,744	45,780
Kornit Digital, Ltd.†	348	11,032
Mizrahi Tefahot Bank, Ltd.	1,088	36,201
NICE, Ltd.†	446	85,946
NICE, Ltd. ADR†	3,675	707,254
Teva Pharmaceutical Industries, Ltd. ADR†	7,799	58,648
Tower Semiconductor, Ltd.†	771	36,020
Wix.com, Ltd.†	403	26,417
ZIM Integrated Shipping Services, Ltd.	593	28,007
		1,437,400
Italy — 1.6%
Amplifon SpA	880	27,092
Assicurazioni Generali SpA	7,824	125,314
Atlantia SpA	3,502	82,193
DiaSorin SpA	178	23,380
Enel SpA	57,495	316,015
Eni SpA	17,842	211,959
FinecoBank Banca Fineco SpA	70,823	853,753
Infrastrutture Wireless Italiane SpA*	2,376	24,172
Intesa Sanpaolo SpA	882,969	1,660,150
Mediobanca Banca di Credito Finanziario SpA	4,279	37,249
Moncler SpA	11,989	517,902
Nexi SpA*†	3,705	30,852
Poste Italiane SpA*	3,693	34,694
Prysmian SpA	22,715	626,866

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Recordati Industria Chimica e Farmaceutica SpA	738	$ 32,247
Snam SpA	14,255	74,819
Telecom Italia SpA†	70,263	18,411
Terna - Rete Elettrica Nazionale SpA	9,946	78,172
UniCredit SpA	14,950	143,355
		4,918,595
Japan — 20.3%
Advantest Corp.	1,300	69,075
Aeon Co., Ltd.	4,600	79,853
AGC, Inc.	1,400	49,260
Aisin Corp.	1,000	30,983
Ajinomoto Co., Inc.	3,300	80,303
ANA Holdings, Inc.†	1,100	20,281
Asahi Group Holdings, Ltd.	3,200	104,892
Asahi Intecc Co., Ltd.	1,500	22,614
Asahi Kasei Corp.	65,800	502,849
Astellas Pharma, Inc.	93,200	1,452,117
Azbil Corp.	800	21,040
Bandai Namco Holdings, Inc.	1,400	98,914
Bridgestone Corp.	43,400	1,584,403
Brother Industries, Ltd.	1,700	29,911
Canon, Inc.	7,100	161,525
Capcom Co., Ltd.	1,200	29,162
Central Japan Railway Co.	4,400	507,952
Chiba Bank, Ltd.	3,700	20,227
Chubu Electric Power Co., Inc.	4,600	46,320
Chugai Pharmaceutical Co., Ltd.	4,700	120,279
Concordia Financial Group, Ltd.	7,700	26,684
CyberAgent, Inc.	54,004	538,329
Dai Nippon Printing Co., Ltd.	1,600	34,529
Daifuku Co., Ltd.	748	42,840
Dai-ichi Life Holdings, Inc.	7,100	131,071
Daiichi Sankyo Co., Ltd.	12,400	313,023
Daikin Industries, Ltd.	8,400	1,348,164
Daito Trust Construction Co., Ltd.	400	34,495
Daiwa House Industry Co., Ltd.	4,200	97,956
Daiwa House REIT Investment Corp.	16	36,269
Daiwa Securities Group, Inc.	9,600	42,897
Denso Corp.	10,800	574,472
Dentsu Group, Inc.	1,500	45,087
Disco Corp.	4,700	1,107,166
East Japan Railway Co.	2,100	107,448
Eisai Co., Ltd.	1,800	76,002
Electric Power Development Co., Ltd.	19,000	314,168
ENEOS Holdings, Inc.	21,650	81,729
FANUC Corp.	1,400	219,440
Fast Retailing Co., Ltd.	400	209,176
Fuji Electric Co., Ltd.	900	37,326
FUJIFILM Holdings Corp.	2,500	134,242
Fujitsu, Ltd.	1,400	175,241
GLP J-REIT	30	36,666
GMO Payment Gateway, Inc.	300	21,149
Hakuhodo DY Holdings, Inc.	1,600	14,697
Hamamatsu Photonics KK	11,100	431,584
Hankyu Hanshin Holdings, Inc.	1,600	43,663
Hikari Tsushin, Inc.	100	10,259
Hirose Electric Co., Ltd.	225	29,712
Hitachi Construction Machinery Co., Ltd.	800	17,736
Hitachi Metals, Ltd.†	1,500	22,681
Hitachi, Ltd.	6,800	322,192
Security Description	Shares or Principal Amount	Value

Japan (continued)
Honda Motor Co., Ltd.	20,400	$ 493,467
Hoshizaki Corp.	800	23,866
Hoya Corp.	2,600	222,261
Hulic Co., Ltd.	2,700	20,913
Ibiden Co., Ltd.	800	22,358
Idemitsu Kosan Co., Ltd.	1,479	35,527
Iida Group Holdings Co., Ltd.	1,000	15,403
Inpex Corp.	7,300	78,786
Isuzu Motors, Ltd.	4,100	45,204
Ito En, Ltd.	419	18,761
ITOCHU Corp.	8,400	227,177
Itochu Techno-Solutions Corp.	700	17,068
Japan Airlines Co., Ltd.†	1,000	17,520
Japan Exchange Group, Inc.	3,500	50,548
Japan Metropolitan Fund Investment Corp.	49	38,190
Japan Post Bank Co., Ltd.	2,900	22,556
Japan Post Holdings Co., Ltd.	17,300	123,606
Japan Post Insurance Co., Ltd.	1,400	22,406
Japan Real Estate Investment Corp.	9	41,396
Japan Tobacco, Inc.	8,500	147,022
JFE Holdings, Inc.	3,500	36,815
JSR Corp.	1,300	33,763
Kajima Corp.	3,000	34,447
Kakaku.com, Inc.	900	14,862
Kansai Electric Power Co., Inc.	5,000	49,538
Kao Corp.	3,400	137,213
KDDI Corp.	36,200	1,144,702
Keio Corp.	700	25,067
Keisei Electric Railway Co., Ltd.	1,000	27,587
Keyence Corp.	3,600	1,232,026
Kikkoman Corp.	1,000	53,112
Kintetsu Group Holdings Co., Ltd.	1,200	37,339
Kirin Holdings Co., Ltd.	28,700	452,319
Kobayashi Pharmaceutical Co., Ltd.	399	24,601
Kobe Bussan Co., Ltd.	1,064	26,046
Koei Tecmo Holdings Co., Ltd.	390	12,599
Koito Manufacturing Co., Ltd.	700	22,237
Komatsu, Ltd.	6,500	144,696
Konami Holdings Corp.	700	38,769
Kose Corp.	240	21,853
Kubota Corp.	52,800	789,696
Kurita Water Industries, Ltd.	700	25,461
Kyocera Corp.	2,300	123,111
Kyowa Kirin Co., Ltd.	1,900	42,739
Lasertec Corp.†	490	57,856
LIXIL Corp.	2,100	39,356
M3, Inc.	3,100	89,190
Makita Corp.	1,600	39,925
Marubeni Corp.	11,100	100,199
Mazda Motor Corp.	4,000	32,756
McDonald's Holdings Co. Japan, Ltd.	600	21,843
MEIJI Holdings Co., Ltd.	800	39,276
Minebea Mitsumi, Inc.	2,600	44,330
MISUMI Group, Inc.	31,600	666,923
Mitsubishi Chemical Holdings Corp.	9,000	48,794
Mitsubishi Corp.	26,200	779,066
Mitsubishi Electric Corp.	92,300	987,947
Mitsubishi Estate Co., Ltd.	8,400	121,981
Mitsubishi HC Capital, Inc.	54,700	252,504
Mitsubishi Heavy Industries, Ltd.	2,300	80,504
Mitsubishi UFJ Financial Group, Inc.	538,800	2,882,846
Mitsui & Co., Ltd.	9,900	218,620

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsui Chemicals, Inc.	1,300	$ 27,717
Mitsui Fudosan Co., Ltd.	48,200	1,037,216
Mitsui OSK Lines, Ltd.	2,400	55,121
Mizuho Financial Group, Inc.	17,040	193,766
MonotaRO Co., Ltd.	1,800	26,772
MS&AD Insurance Group Holdings, Inc.	3,100	95,042
Murata Manufacturing Co., Ltd.	31,700	1,716,888
Nabtesco Corp.	35,100	820,934
NEC Corp.	1,700	66,090
Nexon Co., Ltd.	3,500	71,711
NGK Insulators, Ltd.	1,700	22,925
Nidec Corp.	3,200	197,868
Nihon M&A Center Holdings, Inc.	2,140	22,795
Nintendo Co., Ltd.	800	345,754
Nippon Building Fund, Inc.	11	54,733
Nippon Express Holdings, Inc.	562	30,547
Nippon Paint Holdings Co., Ltd.	5,900	44,023
Nippon Prologis REIT, Inc.	15	36,893
Nippon Sanso Holdings Corp.	1,200	19,146
Nippon Shinyaku Co., Ltd.	300	18,255
Nippon Steel Corp.	5,700	79,558
Nippon Telegraph & Telephone Corp.	80,600	2,314,204
Nippon Yusen KK	1,100	75,460
Nissan Chemical Corp.	900	41,509
Nissan Motor Co., Ltd.	16,400	63,922
Nisshin Seifun Group, Inc.	1,400	16,391
Nissin Foods Holdings Co., Ltd.	400	27,615
Nitori Holdings Co., Ltd.	600	56,960
Nitto Denko Corp.	1,000	64,775
Nomura Holdings, Inc.	20,600	75,346
Nomura Real Estate Holdings, Inc.	800	19,619
Nomura Real Estate Master Fund, Inc.	30	37,460
Nomura Research Institute, Ltd.	2,400	63,916
NTT Data Corp.	71,800	985,907
Obayashi Corp.	4,600	33,416
OBIC Co., Ltd.	500	70,782
Odakyu Electric Railway Co., Ltd.	2,100	28,270
Oji Holdings Corp.	5,700	24,712
Olympus Corp.	8,700	174,964
Omron Corp.	6,600	335,632
Ono Pharmaceutical Co., Ltd.	2,600	66,749
Open House Group Co., Ltd.	600	23,898
Oracle Corp. Japan	300	17,326
Oriental Land Co., Ltd.	1,400	194,975
ORIX Corp.	8,400	141,012
Osaka Gas Co., Ltd.	2,600	49,936
Otsuka Corp.	800	23,632
Otsuka Holdings Co., Ltd.	18,000	639,523
Pan Pacific International Holdings Corp.	2,700	43,110
Panasonic Holdings Corp.	79,100	639,884
Persol Holdings Co., Ltd.	1,201	21,860
Pola Orbis Holdings, Inc.	7,000	86,296
Rakuten Group, Inc.	6,100	27,543
Recruit Holdings Co., Ltd.	54,800	1,616,019
Renesas Electronics Corp.†	37,821	341,217
Resona Holdings, Inc.	15,300	57,319
Ricoh Co., Ltd.	4,100	31,893
Rohm Co., Ltd.	600	41,552
SBI Holdings, Inc.	1,700	33,292
SCSK Corp.	1,124	18,927
Secom Co., Ltd.	1,500	92,722
Security Description	Shares or Principal Amount	Value

Japan (continued)
Seiko Epson Corp.	2,000	$ 28,322
Sekisui Chemical Co., Ltd.	63,400	868,496
Sekisui House, Ltd.	4,400	77,007
Seven & i Holdings Co., Ltd.	27,100	1,050,518
SG Holdings Co., Ltd.	2,044	34,510
Sharp Corp.	1,700	13,157
Shimadzu Corp.	1,700	53,806
Shimano, Inc.	500	84,579
Shimizu Corp.	3,900	21,572
Shin-Etsu Chemical Co., Ltd.	2,600	293,513
Shionogi & Co., Ltd.	1,900	96,047
Shiseido Co., Ltd.	2,800	112,496
Shizuoka Bank, Ltd.	3,200	19,227
SMC Corp.	3,600	1,606,451
SoftBank Corp.	20,300	225,310
SoftBank Group Corp.	15,600	602,883
Sompo Holdings, Inc.	2,200	97,059
Sony Group Corp.	42,400	3,465,090
Square Enix Holdings Co., Ltd.	600	26,594
Stanley Electric Co., Ltd.	14,900	244,986
Subaru Corp.	4,300	76,496
SUMCO Corp.	2,512	32,324
Sumitomo Chemical Co., Ltd.	10,500	40,989
Sumitomo Corp.	46,000	629,144
Sumitomo Electric Industries, Ltd.	5,000	55,297
Sumitomo Metal Mining Co., Ltd.	1,700	53,275
Sumitomo Mitsui Financial Group, Inc.	9,200	273,231
Sumitomo Mitsui Trust Holdings, Inc.	13,100	403,615
Sumitomo Realty & Development Co., Ltd.	2,200	58,148
Sumitomo Rubber Industries, Ltd.	16,100	137,646
Suntory Beverage & Food, Ltd.	1,000	37,825
Suzuki Motor Corp.	15,000	471,938
Sysmex Corp.	1,200	72,305
T&D Holdings, Inc.	3,700	44,222
Taisei Corp.	1,300	40,505
Takeda Pharmaceutical Co., Ltd.	10,600	297,887
TDK Corp.	2,700	83,501
TechnoPro Holdings, Inc.	22,900	459,184
Terumo Corp.	37,200	1,121,770
THK Co., Ltd.	11,300	212,416
TIS, Inc.	1,552	40,695
Tobu Railway Co., Ltd.	1,300	29,727
Toho Co., Ltd.	800	28,939
Tokio Marine Holdings, Inc.	44,500	2,593,217
Tokyo Electric Power Co. Holdings, Inc.†	10,800	45,147
Tokyo Electron, Ltd.	2,900	940,652
Tokyo Gas Co., Ltd.	2,800	57,930
Tokyu Corp.	3,800	44,783
Toppan Printing Co., Ltd.	1,800	30,094
Toray Industries, Inc.	9,800	55,021
Toshiba Corp.	2,800	113,881
Tosoh Corp.	7,000	86,998
TOTO, Ltd.	1,000	33,057
Toyota Industries Corp.	1,000	61,985
Toyota Motor Corp.	264,200	4,068,865
Toyota Tsusho Corp.	1,500	49,031
Trend Micro, Inc.	900	43,808
Unicharm Corp.	2,800	93,745
USS Co., Ltd.	1,500	25,929
Welcia Holdings Co., Ltd.	10,000	200,360
West Japan Railway Co.	1,500	55,214
Yakult Honsha Co., Ltd.	900	51,957

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yamaha Corp.	1,000	$ 41,161
Yamaha Motor Co., Ltd.	2,100	38,511
Yamato Holdings Co., Ltd.	2,100	33,562
Yaskawa Electric Corp.	1,700	54,828
Yokogawa Electric Corp.	1,600	26,250
Z Holdings Corp.	99,300	290,510
ZOZO, Inc.	830	14,973
		61,026,072
Jersey — 0.6%
Amcor PLC CDI	36,180	450,739
Experian PLC	6,518	191,076
Ferguson PLC	1,546	173,108
Glencore PLC	69,903	378,795
WPP PLC	70,556	709,034
		1,902,752
Luxembourg — 0.2%
ArcelorMittal SA	4,309	97,842
Aroundtown SA	7,062	22,455
Eurofins Scientific SE	951	75,182
Samsonite International SA*†	122,700	248,012
Tenaris SA	3,338	42,885
		486,376
Netherlands — 4.5%
Aalberts NV	15,493	609,165
ABN AMRO Bank NV CVA*	2,990	33,616
Adyen NV*†	698	1,026,071
Aegon NV	12,656	55,162
AerCap Holdings NV†	952	38,975
Airbus SE	4,168	409,247
Akzo Nobel NV	21,491	1,419,882
Argenx SE †	342	129,077
ASM International NV	331	83,590
ASML Holding NV	9,186	4,433,420
CNH Industrial NV	7,234	83,960
Davide Campari-Milano NV	3,695	39,014
Euronext NV*	606	49,651
EXOR NV	767	48,139
Ferrari NV	891	164,337
Heineken Holding NV	713	52,151
Heineken NV	1,832	167,778
IMCD NV	403	55,678
ING Groep NV	128,350	1,273,813
JDE Peet's NV	711	20,298
Just Eat Takeaway.com NV *†	1,292	20,659
Koninklijke Ahold Delhaize NV	7,392	192,648
Koninklijke DSM NV	1,236	178,550
Koninklijke KPN NV	23,351	83,296
Koninklijke Philips NV	31,925	692,691
NN Group NV	2,022	92,480
NXP Semiconductors NV	5,561	823,195
OCI NV	745	24,566
Prosus NV	5,863	387,476
QIAGEN NV†	1,632	76,643
Randstad NV	845	41,208
Stellantis NV (Borsa Italiana)	15,501	193,043
STMicroelectronics NV	4,831	153,592
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Universal Music Group NV	5,127	$ 103,587
Wolters Kluwer NV	1,856	180,555
		13,437,213
New Zealand — 0.1%
Auckland International Airport, Ltd.†	8,849	39,631
Fisher & Paykel Healthcare Corp., Ltd.	4,080	50,828
Mercury NZ, Ltd.	4,804	16,950
Meridian Energy, Ltd.	9,102	26,565
Spark New Zealand, Ltd.	13,215	39,611
Xero, Ltd.†	951	50,600
		224,185
Norway — 2.1%
Adevinta ASA†	2,060	14,995
Aker BP ASA	891	30,789
DNB Bank ASA	116,308	2,093,218
Equinor ASA	92,283	3,210,104
Gjensidige Forsikring ASA	1,414	28,717
Kongsberg Gruppen ASA	632	22,739
Mowi ASA	2,924	66,710
Norsk Hydro ASA	9,507	53,593
Orkla ASA	5,309	42,495
Salmar ASA	416	29,350
Storebrand ASA	79,684	570,194
Telenor ASA	4,946	65,886
Yara International ASA	1,170	49,101
		6,277,891
Portugal — 0.1%
Banco Espirito Santo SA†(1)	59,101	0
EDP - Energias de Portugal SA	19,623	91,712
Galp Energia SGPS SA	3,543	41,531
Jeronimo Martins SGPS SA	2,002	43,515
		176,758
Singapore — 1.0%
Ascendas Real Estate Investment Trust	23,700	48,644
CapitaLand Integrated Commercial Trust†	37,392	58,450
Capitaland Investment, Ltd.	18,400	50,665
City Developments, Ltd.	2,900	17,028
DBS Group Holdings, Ltd.	32,100	687,081
Genting Singapore, Ltd.	42,700	22,164
Keppel Corp., Ltd.	10,300	48,156
Mapletree Commercial Trust	16,000	21,094
Mapletree Logistics Trust	23,111	27,976
Oversea-Chinese Banking Corp., Ltd.	23,900	196,247
Singapore Airlines, Ltd.†	9,500	34,923
Singapore Exchange, Ltd.	6,100	41,583
Singapore Technologies Engineering, Ltd.	11,000	32,366
Singapore Telecommunications, Ltd.	58,410	106,450
United Overseas Bank, Ltd.	49,100	929,565
UOL Group, Ltd.	3,300	17,494
Venture Corp., Ltd.	1,948	23,352
Wilmar International, Ltd.	258,700	752,721
		3,115,959
South Korea — 1.1%
KT Corp.	12,236	343,910
NAVER Corp.	2,017	374,210
Samsung Electronics Co., Ltd.	39,159	1,715,347
Samsung SDI Co., Ltd.	2,266	929,942
		3,363,409

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain — 1.8%
Acciona SA	174	$ 32,154
ACS Actividades de Construccion y Servicios SA	1,562	37,895
Aena SME SA*†	530	67,406
Amadeus IT Group SA†	9,814	551,393
Banco Bilbao Vizcaya Argentaria SA	202,547	919,296
Banco Santander SA†	122,581	345,672
CaixaBank SA	31,339	109,058
Cellnex Telecom SA*	3,842	149,670
EDP Renovaveis SA	2,037	48,132
Enagas SA	1,759	38,854
Endesa SA	2,245	42,365
Ferrovial SA	3,409	86,931
Grifols SA	2,109	39,892
Iberdrola SA	226,563	2,351,001
Industria de Diseno Textil SA	7,711	174,634
Naturgy Energy Group SA	1,028	29,611
Red Electrica Corp. SA	2,869	54,319
Repsol SA	10,257	151,033
Siemens Gamesa Renewable Energy SA†	1,685	31,811
Telefonica SA	39,147	199,525
		5,460,652
SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.	18,500	16,977
HKT Trust & HKT, Ltd.	27,000	36,281
Unibail-Rodamco-Westfield†	833	42,512
		95,770
Sweden — 2.2%
Alfa Laval AB	2,076	50,099
Assa Abloy AB, Class B	7,085	151,619
Atlas Copco AB	18,987	177,671
Atlas Copco AB	11,034	92,415
Boliden AB	1,933	61,484
Electrolux AB, Class B	1,591	21,429
Elekta AB, Series B	52,928	365,625
Embracer Group AB†	4,516	34,472
Epiroc AB, Class A	4,660	72,031
Epiroc AB, Class B	2,755	37,261
EQT AB	2,092	43,488
Essity AB, Class B	4,305	112,398
Evolution AB*	1,292	117,635
Fastighets AB Balder, Class B†	4,460	21,387
Getinge AB, Class B	1,617	37,398
Hennes & Mauritz AB, Class B	5,163	61,727
Hexagon AB, Class B	13,759	143,068
Holmen AB	663	26,916
Husqvarna AB, Class B	2,961	21,790
Industrivarden AB, Class A	922	20,770
Industrivarden AB, Class C	1,089	24,244
Indutrade AB	1,931	35,262
Investment AB Latour, Class B	1,047	20,729
Investor AB, Class A	3,525	63,338
Investor AB, Class B	12,880	211,977
Kinnevik AB, Class B†	1,712	27,615
L E Lundbergforetagen AB, Class B	536	21,812
Lifco AB	1,648	26,499
Lundin Energy AB	1,415	965
Lundin Energy MergerCo AB†	1,415	57,717
Nibe Industrier AB, Class B	19,034	143,089
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Sagax AB, Class B	1,345	$ 24,839
Sandvik AB	51,292	832,683
Securitas AB, Class B	2,208	19,170
Sinch AB*†	3,942	12,782
Skandinaviska Enskilda Banken AB, Class A	11,505	113,049
Skanska AB, Class B	2,405	36,904
SKF AB, Class B	2,710	39,927
Svenska Cellulosa AB SCA, Class B	4,283	64,035
Svenska Handelsbanken AB, Class A	196,357	1,679,501
Swedbank AB, Class A	6,402	80,998
Swedish Match AB	11,169	114,049
Swedish Orphan Biovitrum AB†	1,194	25,842
Tele2 AB, Class B	4,012	45,712
Telefonaktiebolaget LM Ericsson, Class B	128,549	959,448
Telia Co. AB	18,791	71,996
Volvo AB, Class A	1,414	22,777
Volvo AB, Class B	10,671	165,407
Volvo Car AB, Class B†	4,212	27,965
		6,641,014
Switzerland — 9.6%
ABB, Ltd.	42,979	1,148,659
Adecco Group AG	1,141	38,813
Alcon, Inc.	17,992	1,256,818
Bachem Holding AG†	219	15,222
Baloise Holding AG	324	53,184
Barry Callebaut AG	242	541,996
Chocoladefabriken Lindt & Spruengli AG	1	104,850
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	73	742,492
Cie Financiere Richemont SA	8,601	915,973
Clariant AG	1,525	29,077
Coca-Cola HBC AG	1,423	31,596
Credit Suisse Group AG	18,738	106,695
EMS-Chemie Holding AG	50	37,250
Geberit AG	254	122,168
Givaudan SA	65	229,724
Holcim, Ltd.	3,919	167,862
Julius Baer Group, Ltd.	13,682	632,111
Kuehne & Nagel International AG	384	90,914
Logitech International SA	1,224	63,723
Lonza Group AG	1,779	948,605
Nestle SA	73,874	8,666,984
Novartis AG	34,793	2,943,206
Partners Group Holding AG	160	144,337
Roche Holding AG	18,231	6,086,012
Roche Holding AG (BR)	189	72,974
Schindler Holding AG	166	29,872
Schindler Holding AG (Participation Certificate)	288	52,575
SGS SA	45	103,081
Sika AG	3,058	705,466
Sonova Holding AG	380	121,019
Straumann Holding AG	788	94,791
Swatch Group AG (TRQX)	371	16,484
Swatch Group AG (XEGT)	205	48,644
Swiss Life Holding AG	223	108,721
Swiss Prime Site AG	542	47,567
Swiss Re AG	2,132	165,336
Swisscom AG	183	101,296
Temenos AG	449	38,321
UBS Group AG	24,864	401,358
VAT Group AG*	191	45,610

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Vifor Pharma AG†	322	$ 55,824
Zurich Insurance Group AG	3,442	1,498,144
		28,825,354
Taiwan — 1.1%
Largan Precision Co., Ltd.	3,000	174,164
Taiwan Semiconductor Manufacturing Co., Ltd.	190,000	3,026,059
		3,200,223
United Kingdom — 17.8%
3i Group PLC	6,880	92,946
Abrdn PLC	15,415	30,035
Admiral Group PLC	1,270	34,711
Anglo American PLC (London)	8,986	320,844
Antofagasta PLC	85,640	1,204,234
Ashtead Group PLC	16,698	700,489
ASOS PLC†	16,291	167,469
Associated British Foods PLC	2,518	48,677
AstraZeneca PLC	34,104	4,470,413
AstraZeneca PLC ADR	22,672	1,497,939
Auto Trader Group PLC*	6,679	45,165
AVEVA Group PLC	853	23,309
Aviva PLC	20,000	97,709
BAE Systems PLC	22,242	224,959
Barclays PLC	118,452	221,761
Barratt Developments PLC	7,228	40,290
Berkeley Group Holdings PLC	791	35,890
BP PLC	137,653	648,330
Bridgepoint Group PLC*	61,563	183,237
British American Tobacco PLC	15,390	659,577
British Land Co. PLC	6,224	33,905
BT Group PLC	49,119	111,461
Bunzl PLC	35,867	1,187,764
Burberry Group PLC	48,685	973,949
Close Brothers Group PLC	10,531	131,452
Coca-Cola Europacific Partners PLC	1,452	74,938
Compass Group PLC	55,728	1,140,911
Croda International PLC	986	77,756
Diageo PLC	57,172	2,466,504
Direct Line Insurance Group PLC	98,766	302,723
Dr. Martens PLC	71,026	205,572
GlaxoSmithKline PLC	134,901	2,900,697
GlaxoSmithKline PLC ADR	19,507	849,140
Great Portland Estates PLC	51,018	356,012
Halma PLC	2,684	66,165
Hargreaves Lansdown PLC	2,515	24,145
Hikma Pharmaceuticals PLC	1,227	24,161
HSBC Holdings PLC	449,737	2,934,011
Imperial Brands PLC	6,382	142,644
Informa PLC†	10,569	68,112
InterContinental Hotels Group PLC	1,301	68,975
Intertek Group PLC	1,141	58,468
J Sainsbury PLC	12,368	30,723
JD Sports Fashion PLC	18,231	25,641
Johnson Matthey PLC	22,542	529,026
Kingfisher PLC	542,677	1,613,996
Land Securities Group PLC	4,979	40,275
Legal & General Group PLC	42,205	123,200
Lloyds Banking Group PLC	1,472,379	759,472
London Stock Exchange Group PLC	2,326	216,223
M&G PLC	18,379	43,560
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Melrose Industries PLC	378,588	$ 691,282
Mondi PLC	3,432	60,882
National Grid PLC	201,485	2,582,085
Natwest Group PLC	39,734	105,699
Next PLC	8,051	574,829
Ocado Group PLC†	3,453	32,839
Pearson PLC	4,818	44,007
Persimmon PLC	21,591	490,113
Phoenix Group Holdings PLC	5,299	38,117
Prudential PLC	78,626	978,028
Reckitt Benckiser Group PLC	31,515	2,367,124
RELX PLC	58,800	1,587,833
Rentokil Initial PLC	13,144	75,970
Rio Tinto PLC	7,941	474,833
Rolls-Royce Holdings PLC†	59,151	59,820
Sage Group PLC	7,196	55,655
Schroders PLC	879	28,622
Segro PLC	8,500	101,077
Severn Trent PLC	1,769	58,579
Shell PLC (LSE)	53,784	1,403,520
Shell PLC (XAMS)	125,573	3,256,305
Shell PLC ADR	10,833	566,458
Smith & Nephew PLC	75,867	1,060,706
Smiths Group PLC	2,737	46,674
Spirax-Sarco Engineering PLC	520	62,586
SSE PLC	7,535	148,968
St. James's Place PLC	3,822	51,367
Standard Chartered PLC	57,771	435,584
Taylor Wimpey PLC	25,793	36,665
Tesco PLC	418,085	1,300,390
THG PLC†	27,117	27,239
Unilever PLC (LSE)	65,931	3,000,794
Unilever PLC (XAMS)	11,407	519,326
United Utilities Group PLC	4,820	59,870
Vodafone Group PLC	911,667	1,406,377
Vodafone Group PLC ADR	50,271	783,222
Whitbread PLC	16,823	508,238
		53,411,248
United States — 1.2%
Autoliv, Inc. SDR	5,085	369,937
Booking Holdings, Inc.†	601	1,051,143
Broadcom, Inc.	2,430	1,180,518
Lululemon Athletica, Inc.†	2,651	722,689
MercadoLibre, Inc.†	364	231,821
		3,556,108
Total Common Stocks (cost $291,935,474)		295,700,168
EXCHANGE-TRADED FUNDS — 0.1%
United States — 0.1%
iShares MSCI EAFE ETF (cost $259,035)	3,500	218,715
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023† (cost $0)	8,154	4,441
Total Long-Term Investment Securities (cost $292,194,509)		295,923,324

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43%(2)	30,360	$ 30,360
T. Rowe Price Government Reserve Fund 1.34%(2)	100	100
		30,460
U.S. Government — 0.1%
United States Treasury Bills
0.07%, 07/14/2022(3)	$ 100,000	99,963
1.56%, 03/23/2023(3)	200,000	196,564
		296,527
Total Short-Term Investments (cost $328,169)		326,987
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.24% dated 06/30/2022, to be repurchased 07/01/2022 in the amount of $1,359,245 and collateralized by $1,521,400 of United States Treasury Notes, bearing interest at 0.25% due 09/30/2025 and having an approximate value of $1,386,489 (cost $1,359,236)	1,359,236	1,359,236
TOTAL INVESTMENTS (cost $293,881,914)	99.0%	297,609,547
Other assets less liabilities	1.0	2,987,396
NET ASSETS	100.0%	$300,596,943
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed International Equity Portfolio has no right to demand registration of these securities. At June 30, 2022, the aggregate value of these securities was $5,007,769 representing 1.7% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of June 30, 2022.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
Borsa Italiana—Italian Stock Exchange
BR—Bearer Shares
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
LSE—London Stock Exchange
SDR—Swedish Depositary Receipt
TRQX—Turquoise Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange
XEGT—Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
26	Long	MSCI EAFE Index	September 2022	$2,411,374	$2,413,580	$2,206
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	11.5%
Pharmaceuticals	10.8
Insurance	6.2
Food	5.3
Semiconductors	5.0
Oil & Gas	4.5
Telecommunications	3.9
Auto Manufacturers	3.1
Electric	2.8
Commercial Services	2.7
Healthcare-Products	2.7
Mining	2.6

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Industry Allocation* (continued)
Chemicals	2.3%
Machinery-Diversified	2.2
Retail	2.1
Cosmetics/Personal Care	1.9
Miscellaneous Manufactur	1.9
Internet	1.9
Diversified Finan Serv	1.6
Electrical Compo & Equip	1.6
Beverages	1.4
Home Furnishings	1.4
Auto Parts&Equipment	1.4
Apparel	1.4
Distribution/Wholesale	1.3
Software	1.2
Building Materials	1.2
Electronics	1.0
Transportation	0.9
Machinery-Constr&Mining	0.8
Household Products/Wares	0.8
Computers	0.8
Real Estate	0.7
Healthcare-Services	0.6
Hand/Machine Tools	0.6
REITS	0.5
Aerospace/Defense	0.5
Home Builders	0.5
Repurchase Agreements	0.5
Energy-Alternate Sources	0.5
Biotechnology	0.5
Agriculture	0.5
Food Service	0.4
Investment Companies	0.3
Advertising	0.3
Entertainment	0.3
Engineering & Construction	0.2
Forest Products&Paper	0.2
Metal Fabricate/Hardware	0.2
Lodging	0.2
Private Equity	0.2
Iron/Steel	0.2
Office/Business Equip	0.2
Gas	0.1
Packaging&Containers	0.1
Toys/Games/Hobbies	0.1
Media	0.1
Short-Term Investments	0.1
Water	0.1
Exchange-Traded Funds	0.1
99.0%
*	Calculated as a percentage of net assets

Seasons Series Trust SA Multi-Managed International Equity Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$ 156,032	$ 14,434,275	$ 0	$ 14,590,307
Brazil	382,438	—	—	382,438
Canada	6,603,214	—	—	6,603,214
Cayman Islands	585,021	2,197,720	—	2,782,741
India	805,109	489,010	—	1,294,119
Israel	956,214	481,186	—	1,437,400
Netherlands	862,170	12,575,043	—	13,437,213
Portugal	—	176,758	0	176,758
United Kingdom	3,771,697	49,639,551	—	53,411,248
United States	3,186,171	369,937	—	3,556,108
Other Countries	—	198,028,622	—	198,028,622
Exchange-Traded Funds	218,715	—	—	218,715
Warrants	4,441	—	—	4,441
Short-Term Investments:
U.S. Government	—	296,527	—	296,527
Other Short-Term Investments	30,460	—	—	30,460
Repurchase Agreements	—	1,359,236	—	1,359,236
Total Investments at Value	$17,561,682	$280,047,865	$ 0	$297,609,547
Other Financial Instruments:†
Futures Contracts	$ 2,206	$ —	$—	$ 2,206
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 31.9%
Aerospace/Defense — 0.4%
Boeing Co.
5.04%, 05/01/2027	$ 1,360,000	$ 1,343,744
L3Harris Technologies, Inc.
2.90%, 12/15/2029	190,000	168,783
Northrop Grumman Corp.
5.15%, 05/01/2040	585,000	594,791
Raytheon Technologies Corp.
3.75%, 11/01/2046	160,000	136,357
3.95%, 08/16/2025	860,000	862,596
4.45%, 11/16/2038	180,000	172,422
4.63%, 11/16/2048	195,000	191,526
Spirit AeroSystems, Inc.
7.50%, 04/15/2025*	35,000	32,506
		3,502,725
Agriculture — 0.4%
BAT Capital Corp.
2.26%, 03/25/2028	360,000	302,106
2.73%, 03/25/2031	305,000	242,196
4.74%, 03/16/2032	785,000	699,544
4.76%, 09/06/2049	50,000	37,915
5.65%, 03/16/2052	300,000	260,296
BAT International Finance PLC
4.45%, 03/16/2028	1,150,000	1,090,436
Cargill, Inc.
4.00%, 06/22/2032*	270,000	264,926
Kernel Holding SA
6.50%, 10/17/2024	540,000	246,703
		3,144,122
Airlines — 0.0%
American Airlines Group, Inc.
3.75%, 03/01/2025*	32,000	26,960
American Airlines, Inc.
11.75%, 07/15/2025*	39,000	40,523
British Airways Pass Through Trust
2.90%, 09/15/2036*	98,724	87,092
United Airlines, Inc.
4.63%, 04/15/2029*	70,000	58,931
		213,506
Apparel — 0.0%
William Carter Co.
5.63%, 03/15/2027*	151,000	141,398
Auto Manufacturers — 0.3%
BMW US Capital LLC
3.90%, 04/09/2025*	93,000	92,782
Ford Motor Co.
3.25%, 02/12/2032	30,000	22,246
4.75%, 01/15/2043	81,000	57,670
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	270,000	218,769
General Motors Co.
4.88%, 10/02/2023	780,000	787,899
General Motors Financial Co., Inc.
2.70%, 06/10/2031	63,000	49,751
2.75%, 06/20/2025	104,000	97,669
3.60%, 06/21/2030	1,005,000	870,085
JB Poindexter & Co., Inc.
7.13%, 04/15/2026*	42,000	40,320
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp.
1.90%, 04/06/2028	$ 142,000	$ 126,433
		2,363,624
Auto Parts&Equipment — 0.0%
Aptiv PLC /Aptiv Corp.
3.25%, 03/01/2032	42,000	35,784
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	5,000	3,675
		39,459
Banks — 7.4%
Banco Santander SA
3.89%, 05/24/2024	200,000	199,112
Bangkok Bank PCL
3.47%, 09/23/2036*	775,000	649,496
Bank of America Corp.
1.49%, 05/19/2024	154,000	150,553
1.66%, 03/11/2027	1,005,000	901,754
1.90%, 07/23/2031	125,000	100,159
1.92%, 10/24/2031	260,000	207,498
2.46%, 10/22/2025	1,084,000	1,033,526
2.57%, 10/20/2032	255,000	210,920
3.31%, 04/22/2042	1,051,000	827,975
3.38%, 04/02/2026	63,000	61,118
3.85%, 03/08/2037	123,000	106,687
3.86%, 07/23/2024	295,000	294,006
3.95%, 01/23/2049	595,000	508,787
4.08%, 04/23/2040	135,000	119,193
4.08%, 03/20/2051	1,735,000	1,498,817
4.18%, 11/25/2027	87,000	84,685
4.38%, 04/27/2028	510,000	502,793
4.44%, 01/20/2048	235,000	216,118
4.57%, 04/27/2033	75,000	73,142
6.11%, 01/29/2037	594,000	641,158
7.75%, 05/14/2038	265,000	327,712
Bank of Montreal
1.50%, 01/10/2025	116,000	109,561
3.70%, 06/07/2025	111,000	110,104
Bank of New York Mellon Corp.
2.05%, 01/26/2027	1,605,000	1,476,764
2.10%, 10/24/2024	1,070,000	1,033,485
Bank of Nova Scotia
2.95%, 03/11/2027	75,000	70,584
4.59%, 05/04/2037	136,000	125,372
BankUnited, Inc.
4.88%, 11/17/2025	159,000	160,629
5.13%, 06/11/2030	359,000	347,914
Barclays PLC
3.56%, 09/23/2035	208,000	172,585
BNP Paribas SA
1.32%, 01/13/2027*	370,000	327,242
1.68%, 06/30/2027*	200,000	176,470
2.16%, 09/15/2029*	235,000	196,981
2.22%, 06/09/2026*	705,000	651,442
2.87%, 04/19/2032*	223,000	185,677
BPCE SA
3.58%, 10/19/2042*	250,000	185,619
Canadian Imperial Bank of Commerce
0.95%, 10/23/2025	71,000	64,126
2.25%, 01/28/2025	60,000	57,563
3.30%, 04/07/2025	159,000	156,071

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Citigroup, Inc.
0.78%, 10/30/2024	$ 48,000	$ 45,785
1.28%, 11/03/2025	430,000	399,666
2.52%, 11/03/2032	485,000	394,679
3.52%, 10/27/2028	210,000	196,519
3.67%, 07/24/2028	63,000	59,565
4.08%, 04/23/2029	405,000	387,031
4.14%, 05/24/2025	103,000	102,661
4.30%, 11/20/2026	1,120,000	1,104,632
4.45%, 09/29/2027	165,000	161,815
5.88%, 02/22/2033	116,000	120,192
6.00%, 10/31/2033	309,000	323,126
Citizens Financial Group, Inc.
2.64%, 09/30/2032	282,000	225,615
3.25%, 04/30/2030	41,000	36,469
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	286,000	255,114
Danske Bank A/S
0.98%, 09/10/2025*	200,000	184,346
Deutsche Bank AG
2.31%, 11/16/2027	905,000	782,044
3.74%, 01/07/2033	200,000	145,994
Development Bank of Japan, Inc.
1.75%, 02/18/2025*	268,000	257,301
Fifth Third Bancorp
1.71%, 11/01/2027	1,485,000	1,319,451
First Horizon Bank
5.75%, 05/01/2030	250,000	257,165
Goldman Sachs Group, Inc.
0.93%, 10/21/2024	705,000	674,580
1.54%, 09/10/2027	126,000	110,741
1.99%, 01/27/2032	210,000	166,332
2.38%, 07/21/2032	1,466,000	1,189,201
2.62%, 04/22/2032	1,705,000	1,419,352
2.65%, 10/21/2032	150,000	123,900
3.10%, 02/24/2033	210,000	179,866
3.21%, 04/22/2042	80,000	61,392
3.50%, 11/16/2026	121,000	116,170
4.00%, 03/03/2024	855,000	858,283
4.41%, 04/23/2039	210,000	191,391
6.25%, 02/01/2041	575,000	639,786
6.75%, 10/01/2037	496,000	551,171
HSBC Holdings PLC
1.59%, 05/24/2027	785,000	690,276
2.25%, 11/22/2027	200,000	178,434
4.18%, 12/09/2025	228,000	224,853
4.58%, 06/19/2029	845,000	816,077
4.76%, 03/29/2033	1,950,000	1,805,426
ING Groep NV
1.40%, 07/01/2026*	261,000	237,314
Intesa Sanpaolo SpA
4.95%, 06/01/2042*	215,000	145,837
JPMorgan Chase & Co.
2.01%, 03/13/2026	342,000	320,539
2.07%, 06/01/2029	80,000	68,877
2.53%, 11/19/2041	322,000	231,559
2.55%, 11/08/2032	1,068,000	886,598
2.58%, 04/22/2032	370,000	311,401
2.96%, 05/13/2031	1,040,000	900,074
3.11%, 04/22/2041 to 04/22/2051	605,000	459,592
3.16%, 04/22/2042	1,100,000	858,876
Security Description	Shares or Principal Amount	Value

Banks (continued)
3.22%, 03/01/2025	$ 430,000	$ 422,612
3.51%, 01/23/2029	1,230,000	1,152,346
3.70%, 05/06/2030	1,000,000	932,158
3.80%, 07/23/2024	1,455,000	1,450,244
3.96%, 01/29/2027	1,560,000	1,523,669
4.08%, 04/26/2026	188,000	185,479
4.57%, 06/14/2030	285,000	280,379
6.13%, 04/30/2024(1)	127,000	120,341
KeyCorp
3.88%, 05/23/2025	36,000	35,762
Mizuho Financial Group, Inc.
2.56%, 09/13/2025	332,000	318,356
Morgan Stanley
1.16%, 10/21/2025	394,000	365,369
1.51%, 07/20/2027	164,000	144,015
1.59%, 05/04/2027	690,000	613,222
1.79%, 02/13/2032	1,055,000	832,657
1.93%, 04/28/2032	830,000	659,984
2.24%, 07/21/2032	700,000	569,098
2.48%, 01/21/2028	900,000	819,279
2.48%, 09/16/2036	17,000	13,108
2.51%, 10/20/2032	360,000	298,242
2.70%, 01/22/2031	820,000	711,882
3.13%, 07/27/2026	1,445,000	1,380,165
3.22%, 04/22/2042	94,000	74,348
3.63%, 01/20/2027	338,000	328,526
3.70%, 10/23/2024	205,000	204,759
3.88%, 01/27/2026	1,060,000	1,045,081
4.00%, 07/23/2025	540,000	540,075
4.21%, 04/20/2028	530,000	518,905
5.30%, 04/20/2037	42,000	40,780
Natwest Group PLC
3.03%, 11/28/2035	200,000	160,053
Regions Financial Corp.
7.38%, 12/10/2037	154,000	187,385
Signature Bank
4.00%, 10/15/2030	266,000	256,996
Societe Generale SA
6.22%, 06/15/2033*	1,365,000	1,306,160
SVB Financial Group
4.35%, 04/29/2028	165,000	161,105
Swedbank AB
1.54%, 11/16/2026*	254,000	229,209
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031	128,000	117,937
Toronto-Dominion Bank
3.77%, 06/06/2025	148,000	147,017
Truist Bank
2.25%, 03/11/2030	815,000	684,053
UBS Group AG
1.49%, 08/10/2027*	200,000	175,242
4.75%, 05/12/2028*	625,000	619,592
UniCredit SpA
5.46%, 06/30/2035*	340,000	275,369
US Bancorp
2.49%, 11/03/2036	259,000	211,635
Valley National Bancorp
3.00%, 06/15/2031	175,000	160,787
Wells Fargo & Co.
2.39%, 06/02/2028	42,000	37,669
2.41%, 10/30/2025	1,060,000	1,010,124
3.00%, 04/22/2026 to 10/23/2026	1,450,000	1,374,727

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
3.07%, 04/30/2041	$ 74,000	$ 57,775
3.35%, 03/02/2033	505,000	449,438
3.91%, 04/25/2026	840,000	824,724
4.30%, 07/22/2027	387,000	383,286
4.61%, 04/25/2053	116,000	108,038
4.75%, 12/07/2046	205,000	188,702
5.38%, 11/02/2043	305,000	300,067
5.61%, 01/15/2044	305,000	308,374
Zions Bancorp NA
3.25%, 10/29/2029	250,000	218,033
		61,034,804
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	245,000	231,572
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	179,000	161,568
4.75%, 04/15/2058	1,079,000	972,106
5.45%, 01/23/2039	740,000	751,617
Constellation Brands, Inc.
2.25%, 08/01/2031	120,000	97,592
3.15%, 08/01/2029	325,000	293,221
4.35%, 05/09/2027	37,000	36,738
4.40%, 11/15/2025	140,000	140,791
4.65%, 11/15/2028	5,000	4,976
JDE Peet's NV
2.25%, 09/24/2031*	150,000	117,504
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	835,000	798,127
PepsiCo, Inc.
2.25%, 03/19/2025	113,000	110,148
		3,715,960
Biotechnology — 0.4%
Amgen, Inc.
2.80%, 08/15/2041	183,000	136,320
3.15%, 02/21/2040	45,000	35,845
CSL Finance PLC
4.05%, 04/27/2029*	595,000	585,321
4.25%, 04/27/2032*	600,000	588,267
4.75%, 04/27/2052*	42,000	40,395
Gilead Sciences, Inc.
3.70%, 04/01/2024	565,000	565,837
Royalty Pharma PLC
2.15%, 09/02/2031	1,009,000	789,530
2.20%, 09/02/2030	840,000	679,348
		3,420,863
Building Materials — 0.2%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	745,000	631,350
Carrier Global Corp.
3.38%, 04/05/2040	98,000	77,107
PGT Innovations, Inc.
4.38%, 10/01/2029*	18,000	14,192
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Standard Industries, Inc.
3.38%, 01/15/2031*	$ 26,000	$ 19,204
4.38%, 07/15/2030*	690,000	544,238
		1,286,091
Chemicals — 0.3%
Albemarle Corp.
4.65%, 06/01/2027	76,000	75,078
5.65%, 06/01/2052	105,000	105,593
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028*	6,000	4,787
Braskem Netherlands Finance BV
4.50%, 01/31/2030*	202,000	172,282
Cabot Corp.
5.00%, 06/30/2032	60,000	58,410
CF Industries, Inc.
5.38%, 03/15/2044	97,000	90,850
DuPont de Nemours, Inc.
4.21%, 11/15/2023	490,000	493,221
Ecolab, Inc.
2.70%, 12/15/2051	95,000	68,262
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	555,000	457,275
LYB International Finance III LLC
1.25%, 10/01/2025	290,000	262,834
Methanex Corp.
5.13%, 10/15/2027	27,000	23,827
Minerals Technologies, Inc.
5.00%, 07/01/2028*	36,000	31,331
RPM International, Inc.
2.95%, 01/15/2032	60,000	49,938
4.55%, 03/01/2029	141,000	136,417
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	16,000	11,511
Westlake Corp.
3.13%, 08/15/2051	39,000	27,399
3.38%, 08/15/2061	41,000	27,824
		2,096,839
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	23,000	22,010
Commercial Services — 0.7%
Ahern Rentals, Inc.
7.38%, 05/15/2023*	50,000	38,500
Ashtead Capital, Inc.
4.38%, 08/15/2027*	1,000,000	929,575
Brink's Co.
4.63%, 10/15/2027*	16,000	14,233
5.50%, 07/15/2025*	29,000	27,908
Cintas Corp. No 2
3.45%, 05/01/2025	44,000	43,890
Deluxe Corp.
8.00%, 06/01/2029*	32,000	26,080
Ford Foundation
2.82%, 06/01/2070	85,000	58,969
Garda World Security Corp.
6.00%, 06/01/2029*	30,000	23,063

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Gartner, Inc.
3.63%, 06/15/2029*	$ 195,000	$ 168,942
3.75%, 10/01/2030*	220,000	189,881
Global Payments, Inc.
2.15%, 01/15/2027	225,000	199,980
3.20%, 08/15/2029	920,000	805,707
Hertz Corp.
5.00%, 12/01/2029*	80,000	61,874
Howard University
2.29%, 10/01/2026	100,000	92,357
2.70%, 10/01/2029	250,000	221,912
2.80%, 10/01/2030	100,000	88,310
2.90%, 10/01/2031	100,000	86,968
3.48%, 10/01/2041	95,000	78,021
Korn Ferry International
4.63%, 12/15/2027*	19,000	17,053
Metis Merger Sub LLC
6.50%, 05/15/2029*	30,000	23,841
MPH Acquisition Holdings LLC
5.75%, 11/01/2028*	39,000	32,319
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/01/2028*	5,000	4,644
Paysafe Finance PLC/Paysafe Holdings US Corp.
4.00%, 06/15/2029*	30,000	21,626
PROG Holdings, Inc.
6.00%, 11/15/2029*	29,000	21,929
Quanta Services, Inc.
3.05%, 10/01/2041	53,000	36,896
Rent-A-Center, Inc.
6.38%, 02/15/2029*	40,000	31,200
S&P Global, Inc.
2.45%, 03/01/2027*	300,000	280,896
2.70%, 03/01/2029*	628,000	572,557
2.90%, 03/01/2032*	380,000	339,643
Service Corp. International
3.38%, 08/15/2030	560,000	458,500
5.13%, 06/01/2029	724,000	683,818
Sotheby's
7.38%, 10/15/2027*	85,000	78,758
TriNet Group, Inc.
3.50%, 03/01/2029*	28,000	23,042
Triton Container International, Ltd.
2.05%, 04/15/2026*	216,000	191,363
3.15%, 06/15/2031*	206,000	166,942
		6,141,197
Computers — 0.4%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	40,000	33,151
Apple, Inc.
1.40%, 08/05/2028	120,000	105,267
2.20%, 09/11/2029	535,000	482,848
2.70%, 08/05/2051	37,000	27,864
2.80%, 02/08/2061	37,000	26,580
4.45%, 05/06/2044	605,000	605,395
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*	930,000	823,050
4.00%, 07/01/2029*	175,000	155,160
Condor Merger Sub, Inc.
7.38%, 02/15/2030*	50,000	40,844
Security Description	Shares or Principal Amount	Value

Computers (continued)
Dell International LLC/EMC Corp.
3.38%, 12/15/2041*	$ 65,000	$ 46,694
8.10%, 07/15/2036	69,000	80,786
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	233,000	212,480
HP, Inc.
5.50%, 01/15/2033	41,000	40,099
Kyndryl Holdings, Inc.
2.05%, 10/15/2026*	81,000	68,324
3.15%, 10/15/2031*	401,000	297,687
Leidos, Inc.
3.63%, 05/15/2025	541,000	530,044
NCR Corp.
5.13%, 04/15/2029*	26,000	21,989
Seagate HDD Cayman
4.09%, 06/01/2029	25,000	21,500
		3,619,762
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	46,000	37,983
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2029*	250,000	234,338
3.63%, 03/24/2032*	250,000	231,693
4.00%, 03/24/2052*	250,000	215,499
		719,513
Diversified Finan Serv — 0.8%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
3.30%, 01/30/2032	1,065,000	851,099
AG Issuer LLC
6.25%, 03/01/2028*	63,000	54,980
American Express Co.
2.55%, 03/04/2027	470,000	438,559
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	35,000	29,827
Bread Financial Holdings, Inc.
4.75%, 12/15/2024*	30,000	27,480
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	30,000	26,308
Capital One Financial Corp.
1.88%, 11/02/2027	1,485,000	1,304,196
3.90%, 01/29/2024	830,000	829,127
5.27%, 05/10/2033	640,000	630,129
Charles Schwab Corp.
2.45%, 03/03/2027	53,000	49,499
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	40,000	30,000
Credit Acceptance Corp.
6.63%, 03/15/2026	24,000	22,471
Curo Group Holdings Corp.
7.50%, 08/01/2028*	86,000	53,932
Enact Holdings, Inc.
6.50%, 08/15/2025*	37,000	34,895
Enova International, Inc.
8.50%, 09/01/2024 to 09/15/2025*	61,000	53,640
goeasy, Ltd.
4.38%, 05/01/2026*	13,000	10,985
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	210,000	207,610

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Finan Serv (continued)
4.60%, 03/15/2033	$ 105,000	$ 104,685
4.95%, 06/15/2052	75,000	73,828
5.20%, 06/15/2062	139,000	139,589
LFS Topco LLC
5.88%, 10/15/2026*	24,000	18,960
LPL Holdings, Inc.
4.00%, 03/15/2029*	59,000	50,478
NFP Corp.
4.88%, 08/15/2028*	16,000	13,704
Power Finance Corp., Ltd.
3.95%, 04/23/2030*	975,000	862,596
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc.
3.63%, 03/01/2029*	17,000	13,367
Synchrony Financial
2.88%, 10/28/2031	56,000	42,554
4.50%, 07/23/2025	416,000	405,177
USAA Capital Corp.
3.38%, 05/01/2025*	150,000	148,835
		6,528,510
Electric — 3.5%
AES Corp.
2.45%, 01/15/2031	133,000	107,248
3.30%, 07/15/2025*	530,000	497,129
Alabama Power Co.
3.45%, 10/01/2049	595,000	474,944
4.15%, 08/15/2044	445,000	394,447
Avangrid, Inc.
3.20%, 04/15/2025	250,000	243,311
Baltimore Gas and Electric Co.
4.55%, 06/01/2052	30,000	29,263
Calpine Corp.
3.75%, 03/01/2031*	48,000	38,803
5.00%, 02/01/2031*	31,000	25,110
Cleco Corporate Holdings LLC
3.38%, 09/15/2029	555,000	496,279
4.97%, 05/01/2046	35,000	33,179
CMS Energy Corp.
3.75%, 12/01/2050	55,000	42,044
4.75%, 06/01/2050	73,000	63,964
Colbun SA
3.15%, 01/19/2032*	200,000	160,660
Commonwealth Edison Co.
3.65%, 06/15/2046	465,000	396,640
3.85%, 03/15/2052	26,000	23,061
4.00%, 03/01/2048	240,000	217,119
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/2051	490,000	373,991
3.60%, 06/15/2061	121,000	96,077
Dominion Energy South Carolina, Inc.
5.10%, 06/01/2065	143,000	143,113
Dominion Energy, Inc.
5.75%, 10/01/2054	80,000	74,403
DTE Electric Co.
3.95%, 03/01/2049	108,000	97,438
Duke Energy Carolinas LLC
3.45%, 04/15/2051	200,000	163,748
3.55%, 03/15/2052	33,000	27,529
4.00%, 09/30/2042	145,000	129,396
Security Description	Shares or Principal Amount	Value

Electric (continued)
6.00%, 01/15/2038	$ 40,000	$ 44,638
6.10%, 06/01/2037	10,000	11,036
Duke Energy Corp.
2.55%, 06/15/2031	1,405,000	1,170,380
Duke Energy Indiana LLC
2.75%, 04/01/2050	675,000	477,252
4.90%, 07/15/2043	135,000	132,894
Duke Energy Progress LLC
4.00%, 04/01/2052	260,000	234,050
4.15%, 12/01/2044	900,000	809,078
Emera US Finance LP
4.75%, 06/15/2046	106,000	94,300
Enel Finance International NV
5.00%, 06/15/2032*	1,185,000	1,147,140
Entergy Mississippi LLC
3.50%, 06/01/2051	44,000	35,652
Entergy Texas, Inc.
4.50%, 03/30/2039	121,000	113,846
Evergy, Inc.
2.90%, 09/15/2029	925,000	818,089
Exelon Corp.
4.10%, 03/15/2052*	125,000	107,653
4.70%, 04/15/2050	70,000	65,999
FirstEnergy Corp.
1.60%, 01/15/2026	100,000	87,250
2.25%, 09/01/2030	150,000	118,875
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	106,000	85,823
Georgia Power Co.
3.25%, 03/15/2051	109,000	80,598
4.30%, 03/15/2042	550,000	480,603
4.70%, 05/15/2032	270,000	271,447
4.75%, 09/01/2040	195,000	179,439
Interstate Power & Light Co.
3.50%, 09/30/2049	78,000	62,718
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	925,000	915,440
ITC Holdings Corp.
2.95%, 05/14/2030*	605,000	534,620
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	435,000	371,063
Liberty Utilities Finance GP
2.05%, 09/15/2030*	66,000	54,307
MidAmerican Energy Co.
3.15%, 04/15/2050	430,000	338,901
3.65%, 08/01/2048	240,000	204,797
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/2025	78,000	74,588
4.75%, 04/30/2043	94,000	87,359
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/2024	54,000	53,211
4.63%, 07/15/2027	1,185,000	1,201,299
NRG Energy, Inc.
2.45%, 12/02/2027*	585,000	502,995
3.63%, 02/15/2031*	75,000	58,799
Oglethorpe Power Corp.
4.50%, 04/01/2047*	330,000	286,317
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032*	76,000	76,310

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Pacific Gas & Electric Co.
2.10%, 08/01/2027	$ 230,000	$ 193,105
2.50%, 02/01/2031	1,585,000	1,215,574
3.95%, 12/01/2047	105,000	73,149
4.30%, 03/15/2045	97,000	70,859
4.40%, 03/01/2032	640,000	557,059
4.50%, 07/01/2040	40,000	31,133
4.95%, 06/08/2025 to 07/01/2050	2,420,000	1,952,530
5.25%, 03/01/2052	235,000	194,638
5.90%, 06/15/2032	755,000	728,142
PacifiCorp
4.13%, 01/15/2049	122,000	109,859
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	65,000	56,940
Public Service Co. of Colorado
2.70%, 01/15/2051	175,000	125,385
3.70%, 06/15/2028	128,000	126,162
4.10%, 06/15/2048	89,000	81,710
Public Service Co. of Oklahoma
2.20%, 08/15/2031	94,000	78,586
Puget Energy, Inc.
3.65%, 05/15/2025	1,840,000	1,802,974
Sempra Energy
3.40%, 02/01/2028	820,000	775,584
3.80%, 02/01/2038	355,000	300,927
Sierra Pacific Power Co.
2.60%, 05/01/2026	115,000	109,504
Southern California Edison Co.
1.10%, 04/01/2024	253,000	240,860
2.75%, 02/01/2032	815,000	690,466
2.85%, 08/01/2029	55,000	48,842
3.65%, 02/01/2050	210,000	161,596
4.00%, 04/01/2047	374,000	305,196
4.20%, 06/01/2025	69,000	69,499
4.70%, 06/01/2027	855,000	857,711
Southern Co.
3.70%, 04/30/2030	200,000	186,012
4.48%, 08/01/2024(2)	81,000	81,380
Union Electric Co.
2.95%, 06/15/2027	101,000	96,604
3.90%, 04/01/2052	47,000	41,799
Vistra Operations Co. LLC
5.00%, 07/31/2027*	130,000	117,812
Xcel Energy, Inc.
1.75%, 03/15/2027	1,535,000	1,373,192
4.60%, 06/01/2032	335,000	333,160
		28,925,611
Electrical Compo & Equip — 0.0%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	66,000	50,670
EnerSys
4.38%, 12/15/2027*	44,000	38,720
		89,390
Electronics — 0.0%
Allegion US Holding Co, Inc.
5.41%, 07/01/2032	58,000	57,762
Imola Merger Corp.
4.75%, 05/15/2029*	30,000	25,100
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Trimble, Inc.
4.75%, 12/01/2024	$ 13,000	$ 13,075
4.90%, 06/15/2028	39,000	38,078
TTM Technologies, Inc.
4.00%, 03/01/2029*	40,000	33,613
Vontier Corp.
2.95%, 04/01/2031	223,000	174,801
		342,429
Energy-Alternate Sources — 0.1%
Energo-Pro AS
8.50%, 02/04/2027*	580,000	548,181
FS Luxembourg Sarl
10.00%, 12/15/2025*	200,000	201,621
Investment Energy Resources, Ltd.
6.25%, 04/26/2029*	200,000	169,000
		918,802
Engineering & Construction — 0.1%
International Airport Finance SA
12.00%, 03/15/2033*	938,822	910,657
VM Consolidated, Inc.
5.50%, 04/15/2029*	30,000	23,925
		934,582
Entertainment — 0.6%
AMC Entertainment Holdings, Inc.
10.00%, 06/15/2026*	40,000	26,558
Caesars Entertainment, Inc.
6.25%, 07/01/2025*	28,000	26,865
Magallanes, Inc.
3.64%, 03/15/2025*	790,000	765,770
4.28%, 03/15/2032*	1,133,000	1,016,270
5.14%, 03/15/2052*	2,965,000	2,504,965
5.39%, 03/15/2062*	96,000	80,666
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.88%, 09/01/2031*	47,000	32,619
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030*	28,000	23,800
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	90,000	76,157
		4,553,670
Environmental Control — 0.1%
Clean Harbors, Inc.
4.88%, 07/15/2027*	1,175,000	1,075,125
Covanta Holding Corp.
5.00%, 09/01/2030	48,000	39,183
Harsco Corp.
5.75%, 07/31/2027*	31,000	24,806
Waste Connections, Inc.
2.20%, 01/15/2032	121,000	98,981
		1,238,095
Food — 0.5%
C&S Group Enterprises LLC
5.00%, 12/15/2028*	62,000	46,058

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
Conagra Brands, Inc.
4.30%, 05/01/2024	$ 290,000	$ 291,326
5.40%, 11/01/2048	370,000	351,402
7.00%, 10/01/2028	118,000	127,671
Hormel Foods Corp.
0.65%, 06/03/2024	113,000	107,912
JBS Finance Luxembourg SARL
2.50%, 01/15/2027*	800,000	694,192
Kellogg Co.
3.40%, 11/15/2027	495,000	473,927
Kraft Heinz Foods Co.
4.38%, 06/01/2046	101,000	84,656
4.88%, 10/01/2049	31,000	27,542
Mondelez International, Inc.
3.00%, 03/17/2032	585,000	510,348
NBM US Holdings, Inc.
7.00%, 05/14/2026*	675,000	685,125
Nestle Holdings, Inc.
3.50%, 09/24/2025*	184,000	184,152
Performance Food Group, Inc.
5.50%, 10/15/2027*	29,000	26,847
Post Holdings, Inc.
4.50%, 09/15/2031*	28,000	22,900
Simmons Foods, Inc.
4.63%, 03/01/2029*	19,000	15,965
Smithfield Foods, Inc.
4.25%, 02/01/2027*	81,000	78,074
5.20%, 04/01/2029*	70,000	68,892
Sysco Corp.
4.45%, 03/15/2048	181,000	159,841
4.50%, 04/01/2046	101,000	90,386
5.95%, 04/01/2030	25,000	26,718
6.60%, 04/01/2050	39,000	45,227
		4,119,161
Forest Products&Paper — 0.1%
Georgia-Pacific LLC
0.95%, 05/15/2026*	395,000	351,706
Glatfelter Corp.
4.75%, 11/15/2029*	21,000	14,700
Suzano Austria GmbH
3.13%, 01/15/2032	74,000	55,710
3.75%, 01/15/2031	78,000	63,001
		485,117
Gas — 0.2%
Eastern Energy Gas Holdings LLC
2.50%, 11/15/2024	615,000	594,664
NiSource, Inc.
3.49%, 05/15/2027	525,000	503,171
3.60%, 05/01/2030	689,000	632,730
		1,730,565
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
2.30%, 02/24/2025	116,000	112,360
3.00%, 05/15/2032	50,000	44,241
4.00%, 03/15/2060	167,000	144,858
		301,459
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 0.4%
Alcon Finance Corp.
2.75%, 09/23/2026*	$ 535,000	$ 500,726
3.00%, 09/23/2029*	560,000	498,127
Baxter International, Inc.
2.54%, 02/01/2032	2,880,000	2,433,215
Medline Borrower LP
3.88%, 04/01/2029*	32,000	27,286
STERIS PLC
3.75%, 03/15/2051	154,000	120,471
		3,579,825
Healthcare-Services — 0.7%
Centene Corp.
4.63%, 12/15/2029	870,000	807,101
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	12,000	10,155
CommonSpirit Health
3.35%, 10/01/2029	295,000	272,899
DaVita, Inc.
4.63%, 06/01/2030*	21,000	16,377
HCA, Inc.
3.50%, 09/01/2030 to 07/15/2051	185,000	142,122
4.63%, 03/15/2052*	329,000	264,801
Humana, Inc.
1.35%, 02/03/2027	59,000	51,692
3.70%, 03/23/2029	905,000	858,377
Kaiser Foundation Hospitals
2.81%, 06/01/2041	195,000	151,984
3.00%, 06/01/2051	430,000	322,947
Legacy LifePoint Health LL
4.38%, 02/15/2027*	36,000	30,846
Roche Holdings, Inc.
2.13%, 03/10/2025*	239,000	230,784
Select Medical Corp.
6.25%, 08/15/2026*	48,000	44,806
Sutter Health
3.36%, 08/15/2050	340,000	262,620
Tenet Healthcare Corp.
4.63%, 07/15/2024	11,000	10,557
UnitedHealth Group, Inc.
1.25%, 01/15/2026	132,000	121,879
2.75%, 05/15/2040	430,000	336,570
3.50%, 08/15/2039	490,000	429,213
3.75%, 07/15/2025	90,000	89,964
4.00%, 05/15/2029	720,000	714,567
4.20%, 05/15/2032	365,000	366,535
4.95%, 05/15/2062	142,000	145,014
		5,681,810
Home Builders — 0.1%
Mattamy Group Corp.
4.63%, 03/01/2030*	25,000	18,270
5.25%, 12/15/2027*	14,000	11,433
PulteGroup, Inc.
5.50%, 03/01/2026	555,000	564,869
		594,572
Insurance — 1.1%
Americo Life, Inc.
3.45%, 04/15/2031*	72,000	58,654
Aon Corp.
2.20%, 11/15/2022	815,000	813,215

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/2027	$ 115,000	$ 107,865
3.90%, 02/28/2052	320,000	263,483
Athene Global Funding
1.73%, 10/02/2026*	157,000	136,431
2.65%, 10/04/2031*	890,000	711,878
Athene Holding, Ltd.
3.45%, 05/15/2052	31,000	21,426
Brighthouse Financial, Inc.
3.85%, 12/22/2051	65,000	44,477
5.63%, 05/15/2030	900,000	875,772
Enstar Group, Ltd.
3.10%, 09/01/2031	88,000	70,369
4.95%, 06/01/2029	182,000	174,483
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	122,000	108,182
1.80%, 03/08/2028*	1,225,000	1,063,698
F&G Global Funding
0.90%, 09/20/2024*	105,000	97,458
2.30%, 04/11/2027*	202,000	180,407
Jackson Financial, Inc.
5.17%, 06/08/2027	51,000	50,630
Jackson National Life Global Funding
1.75%, 01/12/2025*	150,000	141,574
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	184,000	124,433
Marsh & McLennan Cos., Inc.
4.05%, 10/15/2023	525,000	526,685
4.75%, 03/15/2039	435,000	427,432
New York Life Global Funding
2.00%, 01/22/2025*	1,390,000	1,330,649
New York Life Insurance Co.
3.75%, 05/15/2050*	80,000	65,780
NMI Holdings, Inc.
7.38%, 06/01/2025*	15,000	14,700
Ohio National Financial Services, Inc.
5.80%, 01/24/2030*	200,000	192,946
Principal Life Global Funding II
0.50%, 01/08/2024*	107,000	101,922
Prudential Financial, Inc.
1.50%, 03/10/2026	191,000	175,367
5.63%, 06/15/2043	111,000	108,081
5.70%, 09/15/2048	57,000	55,354
Ryan Specialty Group LLC
4.38%, 02/01/2030*	16,000	13,920
SBL Holdings, Inc.
5.00%, 02/18/2031*	85,000	70,951
Security Benefit Global Funding
1.25%, 05/17/2024*	68,000	64,546
Unum Group
4.13%, 06/15/2051	105,000	77,913
Willis North America, Inc.
3.60%, 05/15/2024	660,000	650,605
4.65%, 06/15/2027	137,000	135,305
		9,056,591
Internet — 0.8%
Amazon.com, Inc.
3.30%, 04/13/2027	75,000	73,668
Security Description	Shares or Principal Amount	Value

Internet (continued)
3.45%, 04/13/2029	$ 2,180,000	$ 2,123,567
3.88%, 08/22/2037	370,000	352,117
3.95%, 04/13/2052	1,840,000	1,707,780
4.10%, 04/13/2062	154,000	140,407
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	35,000	33,433
Expedia Group, Inc.
2.95%, 03/15/2031	128,000	102,131
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	938,000	858,270
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	19,000	13,240
ION Trading Technologies SARL
5.75%, 05/15/2028*	200,000	159,958
NortonLifeLock, Inc.
5.00%, 04/15/2025*	745,000	726,375
		6,290,946
Investment Companies — 0.0%
JAB Holdings BV
4.50%, 04/08/2052*	250,000	194,053
Iron/Steel — 0.1%
Allegheny Technologies, Inc.
4.88%, 10/01/2029	30,000	23,953
Cleveland-Cliffs, Inc.
6.25%, 10/01/2040	19,000	15,932
Mineral Resources, Ltd.
8.00%, 11/01/2027*	15,000	14,687
8.13%, 05/01/2027*	2,000	1,945
8.50%, 05/01/2030*	18,000	17,730
Nucor Corp.
3.13%, 04/01/2032	36,000	31,382
3.95%, 05/23/2025	59,000	58,722
Vale Overseas, Ltd.
3.75%, 07/08/2030	565,000	495,228
		659,579
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/2031	55,000	40,812
Carnival Corp.
5.75%, 03/01/2027*	95,000	68,992
NCL Corp., Ltd.
3.63%, 12/15/2024*	105,000	87,902
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	93,000	66,063
		263,769
Lodging — 0.1%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	69,000	52,667
5.00%, 06/01/2029*	33,000	26,730
Las Vegas Sands Corp.
3.50%, 08/18/2026	100,000	87,404
Marriott International, Inc.
2.85%, 04/15/2031	174,000	144,677
4.63%, 06/15/2030	177,000	170,077
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	17,000	10,209

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Lodging (continued)
Travel & Leisure Co.
6.00%, 04/01/2027	$ 26,000	$ 23,516
Wynn Macau, Ltd.
5.13%, 12/15/2029*	200,000	123,908
		639,188
Machinery-Constr&Mining — 0.1%
Caterpillar Financial Services Corp.
0.95%, 01/10/2024	124,000	119,929
1.70%, 01/08/2027	84,000	77,031
Weir Group PLC
2.20%, 05/13/2026*	290,000	255,265
		452,225
Machinery-Diversified — 0.2%
CNH Industrial Capital LLC
4.20%, 01/15/2024	196,000	196,812
John Deere Capital Corp.
1.30%, 10/13/2026	56,000	50,620
3.40%, 06/06/2025	194,000	193,313
nVent Finance SARL
2.75%, 11/15/2031	94,000	76,618
Otis Worldwide Corp.
2.57%, 02/15/2030	900,000	779,317
		1,296,680
Media — 1.7%
Altice Financing SA
5.00%, 01/15/2028*	200,000	159,136
Belo Corp.
7.75%, 06/01/2027	52,000	51,480
Block Communications, Inc.
4.88%, 03/01/2028*	30,000	25,350
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	54,000	44,910
5.00%, 02/01/2028*	36,000	33,135
5.50%, 05/01/2026*	14,000	13,657
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	39,000	27,513
3.85%, 04/01/2061	63,000	41,705
3.90%, 06/01/2052	500,000	349,266
4.40%, 04/01/2033 to 12/01/2061	725,000	643,140
4.80%, 03/01/2050	75,000	59,908
5.05%, 03/30/2029	190,000	183,229
5.13%, 07/01/2049	260,000	216,396
5.38%, 04/01/2038 to 05/01/2047	1,537,000	1,316,200
6.38%, 10/23/2035	60,000	60,527
6.48%, 10/23/2045	1,845,000	1,797,983
Comcast Corp.
2.89%, 11/01/2051	205,000	147,624
3.20%, 07/15/2036	895,000	760,703
3.25%, 11/01/2039	720,000	594,566
3.40%, 07/15/2046	85,000	68,331
3.75%, 04/01/2040	5,000	4,403
4.15%, 10/15/2028	75,000	74,882
4.60%, 10/15/2038	88,000	85,688
7.05%, 03/15/2033	179,000	215,258
Cox Communications, Inc.
2.60%, 06/15/2031*	600,000	503,125
Security Description	Shares or Principal Amount	Value

Media (continued)
3.15%, 08/15/2024*	$ 304,000	$ 297,033
CSC Holdings LLC
3.38%, 02/15/2031*	1,020,000	754,096
5.75%, 01/15/2030*	200,000	145,500
Discovery Communications LLC
3.80%, 03/13/2024	793,000	789,630
3.95%, 06/15/2025 to 03/20/2028	744,000	717,459
4.00%, 09/15/2055	617,000	434,974
4.13%, 05/15/2029	40,000	36,974
5.20%, 09/20/2047	171,000	147,475
5.30%, 05/15/2049	1,382,000	1,189,780
DISH DBS Corp.
5.00%, 03/15/2023	300,000	286,500
Paramount Global
4.38%, 03/15/2043	650,000	505,054
4.95%, 01/15/2031	750,000	715,923
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	40,000	34,600
Time Warner Cable LLC
6.55%, 05/01/2037	122,000	122,562
Univision Communications, Inc.
6.63%, 06/01/2027*	35,000	33,273
7.38%, 06/30/2030*	15,000	14,725
		13,703,673
Metal Fabricate/Hardware — 0.0%
Timken Co.
4.13%, 04/01/2032	32,000	29,145
Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/2028	200,000	169,634
FMG Resources August 2006 Pty., Ltd.
4.50%, 09/15/2027*	27,000	24,097
Freeport Indonesia PT
5.32%, 04/14/2032*	988,000	895,622
Hudbay Minerals, Inc.
4.50%, 04/01/2026*	15,000	12,552
6.13%, 04/01/2029*	26,000	21,087
South32 Treasury, Ltd.
4.35%, 04/14/2032*	190,000	177,827
		1,300,819
Miscellaneous Manufactur — 0.1%
Illinois Tool Works, Inc.
3.50%, 03/01/2024	95,000	95,410
Parker-Hannifin Corp.
4.25%, 09/15/2027	566,000	563,940
4.50%, 09/15/2029	380,000	378,883
		1,038,233
Multi-National — 0.1%
African Development Bank
0.75%, 04/03/2023	121,000	119,146
Asian Infrastructure Investment Bank
0.50%, 10/30/2024	189,000	177,901
European Bank for Reconstruction & Development
1.50%, 02/13/2025	193,000	185,465
Inter-American Development Bank
1.13%, 07/20/2028	227,000	201,392

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Multi-National (continued)
International Bank for Reconstruction & Development
0.75%, 11/24/2027	$ 208,000	$ 183,246
3.13%, 11/20/2025	138,000	138,162
		1,005,312
Office/Business Equip — 0.2%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	230,000	204,915
3.25%, 02/15/2029	711,000	599,494
3.28%, 12/01/2028	215,000	185,460
3.57%, 12/01/2031	200,000	165,233
4.13%, 05/01/2025	405,000	393,546
		1,548,648
Oil & Gas — 1.4%
Antero Resources Corp.
5.38%, 03/01/2030*	51,000	46,503
Apache Corp.
4.38%, 10/15/2028	43,000	39,130
5.35%, 07/01/2049	127,000	100,393
BP Capital Markets America, Inc.
2.94%, 06/04/2051	865,000	621,061
3.00%, 02/24/2050	86,000	62,871
3.38%, 02/08/2061	310,000	230,798
3.54%, 04/06/2027	298,000	289,736
3.63%, 04/06/2030	830,000	787,068
BP Capital Markets PLC
4.88%, 03/22/2030(1)	61,000	53,155
California Resources Corp.
7.13%, 02/01/2026*	44,000	43,024
Chevron Corp.
1.55%, 05/11/2025	94,000	89,213
Chevron USA, Inc.
4.20%, 10/15/2049	60,000	55,263
Chord Energy Corp.
6.38%, 06/01/2026*	24,000	22,200
Civitas Resources, Inc.
5.00%, 10/15/2026*	67,000	60,132
ConocoPhillips Co.
3.80%, 03/15/2052	120,000	103,398
4.03%, 03/15/2062*	210,000	180,398
Continental Resources, Inc.
5.75%, 01/15/2031*	275,000	265,015
Crescent Energy Finance LLC
7.25%, 05/01/2026*	35,000	31,850
Diamondback Energy, Inc.
4.40%, 03/24/2051	90,000	77,138
Earthstone Energy Holdings LLC
8.00%, 04/15/2027*	32,000	30,280
Ecopetrol SA
4.63%, 11/02/2031	1,580,000	1,196,834
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	175,000	164,412
4.88%, 03/30/2026*	150,000	132,390
5.88%, 03/30/2031*	175,000	142,187
EQT Corp.
3.63%, 05/15/2031*	186,000	160,715
Exxon Mobil Corp.
4.23%, 03/19/2040	670,000	636,003
4.33%, 03/19/2050	90,000	85,395
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Hess Corp.
6.00%, 01/15/2040	$ 203,000	$ 208,754
7.13%, 03/15/2033	179,000	199,673
7.30%, 08/15/2031	635,000	712,368
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	67,000	57,881
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	460,000	424,672
Lundin Energy Finance BV
2.00%, 07/15/2026*	310,000	277,229
3.10%, 07/15/2031*	1,000,000	829,494
Marathon Oil Corp.
6.60%, 10/01/2037	113,000	119,932
6.80%, 03/15/2032	77,000	83,124
Marathon Petroleum Corp.
4.70%, 05/01/2025	745,000	754,366
Murphy Oil Corp.
6.38%, 07/15/2028	27,000	25,180
Nabors Industries, Inc.
7.38%, 05/15/2027*	20,000	19,000
Nabors Industries, Ltd.
7.25%, 01/15/2026*	21,000	18,624
Occidental Petroleum Corp.
6.38%, 09/01/2028	74,000	74,925
Ovintiv, Inc.
6.50%, 08/15/2034	165,000	172,743
6.63%, 08/15/2037	630,000	663,385
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/2028	41,000	34,312
Rockcliff Energy II LLC
5.50%, 10/15/2029*	21,000	19,110
Santos Finance, Ltd.
3.65%, 04/29/2031*	79,000	67,181
Shell International Finance BV
2.88%, 11/26/2041	195,000	151,716
3.00%, 11/26/2051	245,000	183,783
3.25%, 04/06/2050	500,000	396,720
Southwestern Energy Co.
5.38%, 02/01/2029	77,000	71,425
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	85,000	77,350
Suncor Energy, Inc.
5.95%, 05/15/2035	58,000	60,367
Tullow Oil PLC
7.00%, 03/01/2025*	540,000	439,452
		11,849,328
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	15,000	13,280
6.88%, 04/01/2027*	25,000	22,787
Halliburton Co.
4.75%, 08/01/2043	59,000	52,676
4.85%, 11/15/2035	103,000	99,376
Schlumberger Holdings Corp.
3.90%, 05/17/2028*	63,000	59,578
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026	46,000	41,839

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas Services (continued)
Weatherford International, Ltd.
6.50%, 09/15/2028*	$ 16,000	$ 14,360
		303,896
Packaging&Containers — 0.2%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	51,000	41,724
4.00%, 05/17/2025	117,000	115,814
Ball Corp.
4.00%, 11/15/2023	1,055,000	1,043,432
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	40,000	37,621
Crown Americas LLC
5.25%, 04/01/2030*	29,000	27,187
LABL, Inc.
5.88%, 11/01/2028*	24,000	19,378
Sealed Air Corp.
5.00%, 04/15/2029*	6,000	5,610
Sonoco Products Co.
1.80%, 02/01/2025	259,000	243,293
		1,534,059
Pharmaceuticals — 0.5%
AbbVie, Inc.
3.20%, 11/21/2029	1,080,000	995,316
4.05%, 11/21/2039	92,000	82,410
4.25%, 11/21/2049	174,000	155,084
4.63%, 10/01/2042	110,000	101,992
Bayer US Finance II LLC
4.25%, 12/15/2025*	860,000	849,665
Bristol-Myers Squibb Co.
0.75%, 11/13/2025	140,000	127,732
1.45%, 11/13/2030	115,000	94,733
Cardinal Health, Inc.
4.60%, 03/15/2043	143,000	125,289
Cigna Corp.
3.40%, 03/15/2050	76,000	58,400
CVS Health Corp.
4.78%, 03/25/2038	174,000	165,224
5.13%, 07/20/2045	875,000	847,015
Embecta Corp.
5.00%, 02/15/2030*	13,000	10,913
Herbalife Nutrition, Ltd./HLF Financing, Inc.
7.88%, 09/01/2025*	31,000	27,984
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	35,000	24,150
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	109,000	104,826
Viatris, Inc.
3.85%, 06/22/2040	79,000	56,202
4.00%, 06/22/2050	192,000	128,560
		3,955,495
Pipelines — 1.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	29,000	26,402
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Buckeye Partners LP
4.50%, 03/01/2028*	$ 28,000	$ 23,578
Cheniere Energy Partners LP
3.25%, 01/31/2032*	54,000	42,525
DCP Midstream Operating LP
5.13%, 05/15/2029	1,045,000	940,500
5.63%, 07/15/2027	42,000	40,680
DT Midstream, Inc.
4.30%, 04/15/2032*	62,000	56,843
4.38%, 06/15/2031*	16,000	13,360
Energy Transfer LP
4.00%, 10/01/2027	90,000	85,042
4.95%, 05/15/2028	97,000	94,972
6.00%, 06/15/2048	330,000	311,637
6.13%, 12/15/2045	1,327,000	1,271,419
Energy Transfer Operating LP
4.90%, 03/15/2035	99,000	89,076
4.95%, 06/15/2028	510,000	503,392
EnLink Midstream Partners LP
5.05%, 04/01/2045	34,000	22,993
6.00%, 12/15/2022(1)	91,000	60,698
Enterprise Products Operating LLC
2.80%, 01/31/2030	500,000	438,764
3.20%, 02/15/2052	51,000	36,880
4.25%, 02/15/2048	230,000	194,645
4.95%, 10/15/2054	270,000	247,836
5.25%, 08/16/2077	71,000	59,084
EQM Midstream Partners LP
5.50%, 07/15/2028	18,000	15,553
7.50%, 06/01/2027 to 06/01/2030*	23,000	22,125
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034*	677,406	575,544
2.63%, 03/31/2036*	1,140,000	922,996
2.94%, 09/30/2040*	393,044	320,598
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/2025	25,000	23,062
8.00%, 01/15/2027	94,000	83,190
Gray Oak Pipeline LLC
2.00%, 09/15/2023*	69,000	67,260
3.45%, 10/15/2027*	171,000	156,665
Harvest Midstream I LP
7.50%, 09/01/2028*	60,000	56,354
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	38,000	32,545
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	47,000	40,525
ITT Holdings LLC
6.50%, 08/01/2029*	37,000	29,600
MPLX LP
1.75%, 03/01/2026	290,000	261,426
4.95%, 03/14/2052	720,000	629,351
5.20%, 03/01/2047	115,000	104,823
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	44,000	39,600
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/2025	18,000	13,500

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
NGPL PipeCo LLC
3.25%, 07/15/2031*	$ 405,000	$ 338,330
NuStar Logistics LP
6.38%, 10/01/2030	27,000	23,504
ONEOK Partners LP
6.65%, 10/01/2036	160,000	163,509
ONEOK, Inc.
3.10%, 03/15/2030	625,000	538,585
3.40%, 09/01/2029	385,000	340,607
4.55%, 07/15/2028	185,000	178,914
6.35%, 01/15/2031	107,000	112,000
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	46,000	34,822
6.65%, 01/15/2037	60,000	60,068
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	915,000	879,278
5.88%, 06/30/2026	405,000	419,236
Targa Resources Corp.
4.20%, 02/01/2033	305,000	277,090
4.95%, 04/15/2052	50,000	43,120
6.25%, 07/01/2052	430,000	431,639
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	598,000	511,744
4.88%, 02/01/2031	11,000	10,028
6.50%, 07/15/2027	138,000	140,665
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	34,000	29,741
Western Midstream Operating LP
4.50%, 03/01/2028	4,000	3,620
Williams Cos., Inc.
3.50%, 10/15/2051	21,000	15,727
5.75%, 06/24/2044	160,000	160,309
		12,667,579
Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	28,000	26,005
REITS — 0.9%
American Tower Corp.
1.45%, 09/15/2026	320,000	280,259
1.50%, 01/31/2028	120,000	99,929
2.40%, 03/15/2025	605,000	572,236
3.65%, 03/15/2027	520,000	494,502
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	40,000	29,800
Corporate Office Properties LP
2.90%, 12/01/2033	41,000	31,842
EPR Properties
3.60%, 11/15/2031	51,000	40,674
4.95%, 04/15/2028	755,000	695,416
Equinix, Inc.
2.00%, 05/15/2028	357,000	306,707
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	420,000	336,936
4.00%, 01/15/2030 to 01/15/2031	620,000	538,534
5.30%, 01/15/2029	575,000	549,189
Security Description	Shares or Principal Amount	Value

REITS (continued)
5.75%, 06/01/2028	$ 185,000	$ 180,708
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	70,000	60,200
Host Hotels & Resorts LP
3.50%, 09/15/2030	154,000	131,980
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	48,000	38,749
LXP Industrial Trust
2.38%, 10/01/2031	43,000	33,342
National Health Investors, Inc.
3.00%, 02/01/2031	64,000	49,091
Office Properties Income Trust
3.45%, 10/15/2031	61,000	45,813
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	173,000	131,413
3.38%, 02/01/2031	90,000	73,260
Realty Income Corp.
2.20%, 06/15/2028	45,000	39,521
SBA Tower Trust
2.84%, 01/15/2050*	550,000	531,276
Service Properties Trust
4.38%, 02/15/2030	55,000	36,713
Starwood Property Trust, Inc.
4.75%, 03/15/2025	50,000	45,764
VICI Properties LP
4.95%, 02/15/2030	1,151,000	1,090,814
5.13%, 05/15/2032	570,000	537,134
Vornado Realty LP
2.15%, 06/01/2026	54,000	48,166
Weyerhaeuser Co.
4.00%, 03/09/2052	43,000	35,737
		7,085,705
Retail — 0.4%
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	51,000	42,139
Brinker International, Inc.
5.00%, 10/01/2024*	2,000	1,873
Carrols Restaurant Group, Inc.
5.88%, 07/01/2029*	31,000	22,630
Carvana Co.
5.50%, 04/15/2027*	66,000	42,422
CEC Entertainment LLC
6.75%, 05/01/2026*	33,000	28,911
Dave & Buster's, Inc.
7.63%, 11/01/2025*	22,000	21,725
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/2026*	80,000	69,658
FirstCash, Inc.
4.63%, 09/01/2028*	331,000	285,852
5.63%, 01/01/2030*	8,000	6,908
Genuine Parts Co.
1.75%, 02/01/2025	39,000	36,849
Home Depot, Inc.
3.30%, 04/15/2040	705,000	601,405
Ken Garff Automotive LLC
4.88%, 09/15/2028*	39,000	31,796
Kohl's Corp.
5.55%, 07/17/2045	228,000	192,978

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Lowe's Cos, Inc.
3.35%, 04/01/2027	$ 170,000	$ 163,830
3.75%, 04/01/2032	115,000	106,993
4.45%, 04/01/2062	63,000	54,196
McDonald's Corp.
3.63%, 09/01/2049	820,000	681,566
4.20%, 04/01/2050	150,000	134,831
Murphy Oil USA, Inc.
3.75%, 02/15/2031*	15,000	12,746
4.75%, 09/15/2029	21,000	18,927
Nordstrom, Inc.
2.30%, 04/08/2024	45,000	42,826
5.00%, 01/15/2044	15,000	10,687
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	756,000	754,993
Park River Holdings, Inc.
6.75%, 08/01/2029*	30,000	19,456
Target Corp.
1.95%, 01/15/2027	94,000	87,320
		3,473,517
Savings & Loans — 0.0%
New York Community Bancorp, Inc.
5.90%, 11/06/2028	246,000	249,312
Semiconductors — 1.1%
Broadcom, Inc.
2.45%, 02/15/2031*	121,000	97,473
3.19%, 11/15/2036*	126,000	96,148
3.42%, 04/15/2033*	420,000	348,291
3.47%, 04/15/2034*	706,000	576,521
4.00%, 04/15/2029*	2,410,000	2,238,525
Entegris Escrow Corp.
5.95%, 06/15/2030*	30,000	28,541
Intel Corp.
3.10%, 02/15/2060	570,000	410,981
KLA Corp.
4.95%, 07/15/2052	69,000	69,736
Marvell Technology, Inc.
2.45%, 04/15/2028	845,000	738,631
2.95%, 04/15/2031	680,000	571,560
Microchip Technology, Inc.
2.67%, 09/01/2023	1,265,000	1,244,547
NVIDIA Corp.
3.50%, 04/01/2040	615,000	540,669
NXP BV/NXP Funding LLC
4.88%, 03/01/2024	1,362,000	1,376,174
5.55%, 12/01/2028	275,000	279,358
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	105,000	97,443
4.30%, 06/18/2029	49,000	46,844
Qorvo, Inc.
3.38%, 04/01/2031*	320,000	251,629
4.38%, 10/15/2029	85,000	74,751
TSMC Global, Ltd.
0.75%, 09/28/2025*	200,000	182,436
		9,270,258
Software — 0.9%
Black Knight InfoServ LLC
3.63%, 09/01/2028*	1,523,000	1,317,395
Security Description	Shares or Principal Amount	Value

Software (continued)
CDK Global, Inc.
5.25%, 05/15/2029*	$ 128,000	$ 125,413
Central Parent, Inc./Central Merger Sub, Inc.
7.25%, 06/15/2029*	10,000	9,660
Microsoft Corp.
2.92%, 03/17/2052	621,000	493,588
Minerva Merger Sub, Inc.
6.50%, 02/15/2030*	31,000	25,730
Oracle Corp.
2.30%, 03/25/2028	1,174,000	1,011,846
2.88%, 03/25/2031	795,000	656,729
3.60%, 04/01/2040 to 04/01/2050	1,667,000	1,221,821
3.80%, 11/15/2037	191,000	151,092
3.85%, 04/01/2060	965,000	667,800
3.95%, 03/25/2051	580,000	428,667
4.00%, 07/15/2046 to 11/15/2047	829,000	620,314
4.10%, 03/25/2061	300,000	215,083
4.13%, 05/15/2045	35,000	26,767
Rackspace Technology Global, Inc.
3.50%, 02/15/2028*	10,000	7,829
5.38%, 12/01/2028*	32,000	20,708
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	24,000	23,627
		7,024,069
Telecommunications — 1.3%
Altice France SA
5.50%, 10/15/2029*	200,000	152,760
AT&T, Inc.
2.25%, 02/01/2032	750,000	613,715
3.65%, 09/15/2059	1,232,000	929,471
3.80%, 12/01/2057	617,000	481,200
3.85%, 06/01/2060	34,000	26,469
4.35%, 03/01/2029	305,000	300,918
4.50%, 05/15/2035	253,000	240,660
4.90%, 08/15/2037	289,000	288,917
Corning, Inc.
5.45%, 11/15/2079	155,000	140,561
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	26,000	23,075
Lumen Technologies, Inc.
5.13%, 12/15/2026*	5,000	4,209
5.38%, 06/15/2029*	39,000	30,879
Nokia Oyj
4.38%, 06/12/2027	725,000	685,305
NTT Finance Corp.
1.16%, 04/03/2026*	1,060,000	953,305
Rogers Communications, Inc.
4.55%, 03/15/2052*	615,000	544,907
Telefonica Celular del Paraguay SA
5.88%, 04/15/2027*	735,000	674,032
Telefonica Emisiones SAU
4.90%, 03/06/2048	150,000	128,527
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	50,000	29,000
T-Mobile USA, Inc.
2.05%, 02/15/2028	1,230,000	1,069,879
3.00%, 02/15/2041	161,000	120,153
3.50%, 04/15/2025	415,000	406,242
3.60%, 11/15/2060	56,000	40,997
3.60%, 11/15/2060*	63,000	45,820
3.88%, 04/15/2030	815,000	762,680

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
4.50%, 04/15/2050	$ 115,000	$ 102,676
Verizon Communications, Inc.
2.36%, 03/15/2032	870,000	723,487
2.85%, 09/03/2041	247,000	186,181
2.99%, 10/30/2056	460,000	321,828
3.00%, 11/20/2060	99,000	67,744
3.40%, 03/22/2041	65,000	53,006
3.85%, 11/01/2042	190,000	162,787
3.88%, 03/01/2052	64,000	54,193
4.00%, 03/22/2050	75,000	65,238
4.40%, 11/01/2034	78,000	75,191
Vodafone Group PLC
5.13%, 06/04/2081	36,000	23,985
5.25%, 05/30/2048	39,000	37,316
Zayo Group Holdings, Inc.
6.13%, 03/01/2028*	18,000	12,998
		10,580,311
Transportation — 0.2%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053	40,000	38,949
Canadian Pacific Railway Co.
1.35%, 12/02/2024	129,000	121,477
3.00%, 12/02/2041	25,000	19,692
6.13%, 09/15/2115	50,000	52,256
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	81,000	73,867
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	181,199	157,510
Kansas City Southern
4.70%, 05/01/2048	59,000	55,872
Norfolk Southern Corp.
3.70%, 03/15/2053	72,000	59,528
4.10%, 05/15/2049	83,000	73,729
Union Pacific Corp.
2.38%, 05/20/2031	815,000	708,914
2.80%, 02/14/2032	340,000	303,520
2.97%, 09/16/2062	35,000	24,411
3.84%, 03/20/2060	80,000	67,282
United Parcel Service, Inc.
3.90%, 04/01/2025	74,000	74,589
		1,831,596
Trucking&Leasing — 0.4%
DAE Funding LLC
1.55%, 08/01/2024*	845,000	792,181
GATX Corp.
3.25%, 09/15/2026	73,000	69,847
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 11/01/2024*	845,000	811,946
3.40%, 11/15/2026*	148,000	140,575
4.00%, 07/15/2025*	685,000	673,636
4.40%, 07/01/2027*	522,000	512,437
		3,000,622
Water — 0.1%
American Water Capital Corp.
4.15%, 06/01/2049	230,000	204,992
4.45%, 06/01/2032	490,000	488,469
Security Description		Shares or Principal Amount	Value

Water (continued)
Essential Utilities, Inc.
3.35%, 04/15/2050		$ 64,000	$ 48,679
			742,140
Total Corporate Bonds & Notes (cost $295,769,238)			262,558,224
LOANS(3)(4)(5) — 1.0%
Aerospace/Defense — 0.0%
TransDigm, Inc. FRS
3.92%, (1 ML+ 2.25%), 05/30/2025		200,190	189,847
Airlines — 0.0%
SkyMiles IP, Ltd. FRS
4.75%, (3 ML+ 3.75%), 10/20/2027		100,000	98,792
WestJet Airlines, Ltd. FRS
5.03%, (3 ML+ 3.00%), 12/11/2026		97,500	87,140
			185,932
Auto Parts&Equipment — 0.0%
Adient US LLC FRS
4.92%, (1 ML+ 3.25%), 04/10/2028		99,000	91,905
Clarios Global LP FRS
3.25%, (1 ME+ 3.25%), 04/30/2026	EUR	96,675	91,180
			183,085
Building Materials — 0.0%
ACProducts Holdings, Inc. FRS
5.92%, (3 ML+ 4.25%), 05/17/2028		111,375	85,550
6.50%, (3 ML+ 4.25%), 05/17/2028		37,125	28,517
Quikrete Holdings, Inc. FRS
4.29%, (1 ML+ 2.63%), 02/01/2027		121,875	114,334
			228,401
Chemicals — 0.0%
Diamod BC BV FRS
3.99%, (3 ML+ 2.75%), 09/29/2028		124,375	114,487
Commercial Services — 0.1%
APX Group, Inc. FRS
5.01%, (1 ML+ 3.50%), 07/10/2028		99,185	93,420
7.25%, (USFRBPLR+ 2.50%), 07/10/2028		65	61
AVSC Holding Corp. FRS
4.86%, (3 ML+ 3.25%), 03/03/2025		168,389	144,225
Belron Finance US LLC FRS
3.88%, (3 ML+ 2.50%), 04/13/2028		98,750	94,553
Techem Verwaltungsgesellschaft FRS
2.63%, (6 ME+ 2.63%), 07/15/2025	EUR	70,979	67,285
Verisure Holding AB FRS
3.25%, (6 ME+ 3.25%), 07/20/2026	EUR	115,000	109,367

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
LOANS (continued)
Commercial Services (continued)
3.47%, (6 ME+ 3.25%), 03/27/2028	EUR	100,000	$ 94,665
WEX, Inc. FRS
3.92%, (1 ML+ 2.25%), 03/31/2028		$ 241,937	231,776
			835,352
Computers — 0.1%
McAfee Corp. FRS
5.15%, (SOFR+ 4.00%), 02/02/2030		130,000	117,585
Peraton Corp. FRS
5.42%, (1 ML+ 3.75%), 02/01/2028		96,961	90,861
Tempo Acquisition LLC FRS
4.53%, (SOFR+ 3.00%), 08/31/2028		184,115	173,643
			382,089
Cosmetics/Personal Care — 0.0%
Sunshine Luxembourg VII SARL FRS
6.00%, (3 ML+ 3.75%), 10/01/2026		161,308	149,008
Diversified Finan Serv — 0.0%
Blackhawk Network Holdings, Inc. FRS
5.05%, (SOFR+ 3.00%), 06/15/2025		96,000	90,840
Russell Investments US Institutional Holdco, Inc. FRS
5.00%, (3 ML+ 3.50%), 05/30/2025		123,940	115,161
			206,001
Engineering & Construction — 0.0%
PowerTeam Services LLC FRS
5.50%, (3 ML+ 3.25%), 03/06/2025		233,488	183,775
Entertainment — 0.1%
Cineworld, Ltd. FRS
4.00%, (3 ML+ 2.50%), 02/28/2025		83,967	52,479
Crown Finance US, Inc. FRS
10.08%, (3 ML+ 8.25%), 02/28/2025		3,666	3,789
Delta 2 Luxembourg SARL FRS
4.17%, (1 ML+ 2.50%), 02/01/2024		153,800	149,461
Golden Entertainment, Inc. FRS
4.63%, (1 ML+ 3.00%), 10/21/2024		164,063	159,414
			365,143
Food — 0.1%
Froneri US, Inc. FRS
3.92%, (1 ML+ 2.25%), 01/29/2027		98,000	90,079
Hostess Brands, LLC FRS
3.49%, (3 ML+ 2.25%), 08/03/2025		102,387	97,780
Security Description		Shares or Principal Amount	Value

Food (continued)
3.92%, (1 ML+ 2.25%), 08/03/2025		$ 38,080	$ 36,366
US Foods, Inc. FRS
3.57%, (3 ML+ 2.00%), 09/13/2026		131,287	123,049
			347,274
Gas — 0.0%
UGI Energy Services LLC FRS
5.42%, (1 ML+ 3.75%), 08/13/2026		145,500	141,741
Healthcare-Products — 0.1%
Avantor Funding, Inc. FRS
3.92%, (1 ML+ 2.25%), 11/08/2027		105,272	100,622
Medline Borrower LP FRS
4.92%, (1 ML+ 3.25%), 10/23/2028		189,525	175,243
			275,865
Healthcare-Services — 0.0%
Envision Healthcare Corp. FRS
5.42%, (1 ML+ 3.75%), 10/10/2025		110,855	37,572
LGC Group Holdings, Ltd. FRS
3.00%, (1 ME+ 3.00%), 04/21/2027	EUR	100,000	93,006
			130,578
Insurance — 0.1%
Acrisure LLC FRS
5.17%, (1 ML+ 3.50%), 02/15/2027		98,488	90,056
Asurion LLC FRS
4.79%, (1 ML+ 3.13%), 11/03/2023		156,433	149,654
4.92%, (1 ML+ 3.25%), 12/23/2026		98,500	89,081
6.92%, (1 ML+ 5.25%), 01/20/2029		100,000	84,875
HUB International, Ltd. FRS
4.21%, (3 ML+ 3.00%), 04/25/2025		168,000	158,293
Sedgwick Claims Management Services, Inc. FRS
4.92%, (1 ML+ 3.25%), 12/31/2025		96,500	90,228
5.42%, (1 ML+ 3.75%), 09/03/2026		160,050	151,727
USI, Inc. FRS
5.25%, (3 ML+ 3.00%), 05/16/2024		104,775	100,060
			913,974
Internet — 0.0%
Go Daddy Operating Co. LLC FRS
3.67%, (1 ML+ 2.00%), 08/10/2027		112,700	107,769
MH Sub I LLC FRS
5.42%, (1 ML+ 3.75%), 09/13/2024		99,241	93,162
			200,931

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
LOANS (continued)
Leisure Time — 0.0%
Carnival Corp. FRS
6.13%, (3 ML+ 3.25%), 10/18/2028	$ 124,375	$ 111,315
Hayward Industries, Inc. FRS
4.17%, (1 ML+ 2.50%), 05/30/2028	99,000	94,081
		205,396
Lodging — 0.0%
Caesars Resort Collection LLC FRS
4.42%, (1 ML+ 2.75%), 12/23/2024	141,710	136,199
Machinery-Constr&Mining — 0.0%
Brookfield WEC Holdings, Inc. FRS
4.42%, (1 ML+ 2.75%), 08/01/2025	96,530	91,070
Machinery-Diversified — 0.1%
Gardner Denver, Inc. FRS
3.38%, (SOFR+ 1.75%), 03/01/2027	120,035	115,059
Vertical US Newco, Inc. FRS
4.02%, (3 ML+ 3.50%), 07/30/2027	260,397	243,471
		358,530
Media — 0.0%
CSC Holdings LLC FRS
3.57%, (1 ML+ 2.25%), 07/17/2025	143,391	132,995
Telenet Financing USD LLC FRS
3.32%, (1 ML+ 2.00%), 04/30/2028	100,000	92,500
		225,495
Packaging&Containers — 0.0%
Proampac PG Borrower LLC FRS
4.71%, (3 ML+ 3.75%), 11/03/2025	24,014	22,168
5.04%, (3 ML+ 3.75%), 11/03/2025	43,189	39,869
5.16%, (3 ML+ 3.75%), 11/03/2025	20,408	18,839
5.26%, (3 ML+ 3.75%), 11/03/2025	11,391	10,516
		91,392
Pharmaceuticals — 0.1%
Change Healthcare Holdings LLC FRS
4.17%, (1 ML+ 2.50%), 03/01/2024	97,449	94,566
Elanco Animal Health, Inc. FRS
2.81%, (1 ML+ 1.75%), 08/01/2027	197,825	186,252
Jazz Financing Lux SARL FRS
5.17%, (1 ML+ 3.50%), 05/05/2028	99,000	94,174
Milano Acquisition Corp. FRS
6.25%, (3 ML+ 4.00%), 10/01/2027	98,747	93,439
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Organon & Co. FRS
4.63%, (3 ML+ 3.00%), 06/02/2028	$ 116,354	$ 111,603
		580,034
Retail — 0.1%
Great Outdoors Group LLC FRS
5.42%, (1 ML+ 3.75%), 03/06/2028	103,430	94,337
LBM Acquisition LLC FRS
5.42%, (1 ML+ 3.75%), 12/17/2027	99,082	81,040
Michaels Cos., Inc. FRS
6.50%, (3 ML+ 4.25%), 04/15/2028	99,000	81,510
PetSmart, Inc. FRS
4.50%, (3 ML+ 3.75%), 02/11/2028	99,250	92,985
SRS Distribution, Inc. FRS
4.02%, (3 ML+ 3.50%), 06/02/2028	109,175	99,759
Staples, Inc. FRS
6.29%, (3 ML+ 5.00%), 04/16/2026	124,524	108,291
		557,922
Software — 0.1%
Dcert Buyer, Inc. FRS
5.67%, (1 ML+ 4.00%), 10/16/2026	131,963	124,485
Dun & Bradstreet Corp. FRS
4.87%, (1 ML+ 3.25%), 02/06/2026	195,522	184,097
Finastra USA, Inc. FRS
4.74%, (3 ML+ 3.50%), 06/13/2024	216,851	194,556
Solera LLC FRS
5.67%, (1 ML+ 4.00%), 06/02/2028	104,213	95,973
SS&C Technologies, Inc. FRS
3.42%, (1 ML+ 1.75%), 04/16/2025	95,001	90,310
Zelis Payments Buyer, Inc. FRS
4.56%, (1 ML+ 3.50%), 09/30/2026	293,530	275,551
		964,972
Total Loans (cost $9,040,373)		8,244,493
ASSET BACKED SECURITIES — 5.3%
Auto Loan Receivables — 0.7%
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class D 2.58%, 09/18/2025	545,000	531,757
Series 2022-1, Class C 2.98%, 09/20/2027	100,000	95,453
Capital One Prime Auto Receivables Trust
Series 2019-2, Class A3 1.92%, 05/15/2024	26,618	26,545

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
CarMax Auto Owner Trust
Series 2019-3, Class A3 2.18%, 08/15/2024	$ 58,321	$ 58,105
Series 2019-2, Class A3 2.68%, 03/15/2024	17,570	17,582
Series 2018-4, Class A3 3.36%, 09/15/2023	1,394	1,395
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class A 1.00%, 05/15/2030*	355,000	337,898
Drive Auto Receivables Trust
Series 2019-4, Class D 2.70%, 02/16/2027	470,000	465,093
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.58%, 09/15/2025*	1,065,000	1,051,967
Series 2020-1A, Class D 2.73%, 12/15/2025*	320,000	315,658
GM Financial Consumer Automobile Receivables Trust
Series 2019-3, Class A3 2.18%, 04/16/2024	21,080	21,077
Hertz Vehicle Financing LLC
Series 2021-1A, Class A 1.21%, 12/26/2025*	100,000	93,602
Honda Auto Receivables Owner Trust
Series 2020-3, Class A4 0.46%, 04/19/2027	60,000	57,297
Series 2020-2, Class A4 1.09%, 10/15/2026	100,000	97,236
Mercedes-Benz Auto Receivables Trust
Series 2021-1, Class A3 0.46%, 06/15/2026	215,000	206,042
Santander Drive Auto Receivables Trust
Series 2020-4, Class D 1.48%, 01/15/2027	135,000	130,118
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.56%, 11/25/2031*	100,000	97,896
Toyota Auto Receivables Owner Trust
Series 2018-C, Class A4 3.13%, 02/15/2024	68,739	68,824
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	395,000	379,850
Series 2019-3A, Class D 2.72%, 11/15/2024*	785,000	778,718
Series 2022-2A, Class B 4.31%, 09/15/2027*	495,000	493,202
		5,325,315
Credit Card Receivables — 0.1%
BA Credit Card Trust
Series 2019-A1, Class A1 1.74%, 01/15/2025	100,000	99,988
Security Description	Shares or Principal Amount	Value

Credit Card Receivables (continued)
Capital One Multi-Asset Execution Trust
Series 2021-A1, Class A1 0.55%, 07/15/2026	$ 400,000	$ 377,930
Series 2021-A2, Class A2 1.39%, 07/15/2030	50,000	43,727
Series 2022-A1, Class A1 2.80%, 03/15/2027	150,000	147,509
Citibank Credit Card Issuance Trust
Series 2018-A7, Class A7 3.96%, 10/13/2030	100,000	101,156
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A 1.54%, 03/20/2026*	465,000	442,505
		1,212,815
Home Equity — 0.1%
GSAA Home Equity Trust
Series 2005-7, Class AF4 5.56%, 05/25/2035(2)	202,053	198,924
Series 2006-15, Class AF6 6.38%, 09/25/2036(2)	83,864	26,624
GSAA Home Equity Trust FRS
Series 2006-20, Class 2A1A 1.72%, (1 ML+0.10%), 12/25/2046	22,298	12,319
Series 2006-20, Class 1A1 1.76%, (1 ML+0.14%), 12/25/2046	54,876	18,299
Series 2007-1, Class 1A1 1.78%, (1 ML+0.16%), 02/25/2037	289,976	100,618
Series 2006-19, Class A1 1.80%, (1 ML+0.18%), 12/25/2036	10,944	3,507
Series 2006-3, Class A3 2.22%, (1 ML+0.60%), 03/25/2036	11,939	7,055
Series 2007-5, Class 2A3A 2.26%, (1 ML+0.64%), 04/25/2047	100,438	52,088
GSAA Home Equity Trust VRS
Series 2006-10, Class AF3 5.98%, 06/25/2036(6)	267,178	82,849
Morgan Stanley Mtg. Loan Trust FRS
Series 2006-16AX, Class 2A2 1.96%, (1 ML+0.34%), 11/25/2036	215,015	73,856
Renaissance Home Equity Loan Trust
Series 2007-1, Class AF5 5.91%, 04/25/2037(2)	338,398	117,264
Series 2006-3, Class AF5 6.12%, 11/25/2036(2)	149,542	66,768
Soundview Home Loan Trust FRS
Series 2007-OPT2, Class 2A3 1.80%, (1 ML+0.18%), 07/25/2037	28,158	26,443
Series 2006-3, Class A4 2.12%, (1 ML+0.50%), 11/25/2036	253,612	238,486
		1,025,100
Other Asset Backed Securities — 4.4%
510 Asset Backed Trust
Series 2021-NPL2, Class A1 2.12%, 06/25/2061*(2)	839,708	783,863
AASET Trust
Series 2020-1A, Class A 3.35%, 01/16/2040*	135,632	113,766

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Affirm Asset Securitization Trust
Series 2020-Z2, Class A 1.90%, 01/15/2025*	$ 195,821	$ 192,528
Series 2020-Z1, Class A 3.46%, 10/15/2024*	85,420	85,079
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL2, Class A 2.42%, (1 ML+1.10%), 05/15/2036*	200,000	194,407
Avant Loans Funding Trust
Series 2021-REV1, Class A 1.21%, 07/15/2030*	435,000	410,103
Bain Capital Credit CLO, Ltd. FRS
Series 2019-1A, Class AR 2.17%, (3 ML+1.13%), 04/19/2034*	1,055,000	1,019,467
Series 2017-2A, Class AR2 2.36%, (3 ML+1.18%), 07/25/2034*	1,260,000	1,217,370
Bayview Koitere Fund Trust VRS
Series 2017-RT4, Class A 3.50%, 07/28/2057*(6)	523,666	510,610
Bayview Mtg. Fund Trust VRS
Series 2017-RT3, Class A 3.50%, 01/28/2058*(6)	347,472	341,100
Bayview Opportunity Master Fund Trust VRS
Series 2017-SPL5, Class A 3.50%, 06/28/2057*(6)	275,537	273,554
Series 2017-RT6, Class A 3.50%, 10/28/2057*(6)	479,431	472,639
Benefit Street Partners CLO X, Ltd. FRS
Series 2016-10A, Class A1RR 2.27%, (3 ML+1.21%), 04/20/2034*	680,000	659,916
BlueMountain CLO XXIV, Ltd. FRS
Series 2019-24A, Class AR 2.16%, (3 ML+1.10%), 04/20/2034*	795,000	770,165
BlueMountain CLO XXXI, Ltd. FRS
Series 2021-31A, Class A1 2.19%, (3 ML+1.15%), 04/19/2034*	1,505,000	1,454,265
CF Hippolyta LLC
Series 2021-1A, Class B1 1.98%, 03/15/2061*	110,918	95,849
Series 2020-1, Class A2 1.99%, 07/15/2060*	231,157	197,833
CIFC Funding, Ltd. FRS
Series 2012-2RA, Class A1 1.86%, (3 ML+0.80%), 01/20/2028*	1,053,696	1,039,508
Cirrus Funding, Ltd.
Series 2018-1A, Class A 4.80%, 01/25/2037*	975,000	946,526
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Columbia Cent CLO, Ltd. FRS
Series 2018-27A, Class AR 2.37%, (3 ML+1.19%), 01/25/2035*	$ 720,000	$ 693,419
Dell Equipment Finance Trust
Series 2021-2, Class A3 0.53%, 12/22/2026*	180,000	172,173
Domino's Pizza Master Issuer LLC
Series 2021-1A, Class A2I 2.66%, 04/25/2051*	495,000	431,482
Series 2019-1A, Class A2 3.67%, 10/25/2049*	332,350	300,826
Series 2018-1A, Class A2I 4.12%, 07/25/2048*	733,400	715,044
Dryden 57 CLO, Ltd. FRS
Series 2018-57A, Class A 2.42%, (3 ML+1.01%), 05/15/2031*	1,160,000	1,135,899
First Franklin Mtg. Loan Trust FRS
Series 2006-FF12, Class A5 1.93%, (1 ML+0.31%), 09/25/2036	428,524	398,580
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	1,050,000	1,036,541
Harriman Park CLO, Ltd. FRS
Series 2020-1A, Class A1R 2.18%, (3 ML+1.12%), 04/20/2034*	1,595,000	1,548,187
HSI Asset Securitization Corp. Trust FRS
Series 2006-OPT3, Class 3A4 2.16%, (1 ML+0.54%), 02/25/2036	157,664	155,446
JFIN CLO, Ltd. FRS
Series 2017-1A, Class A1R 2.18%, (3 ML+1.00%), 04/24/2029*	818,234	811,453
KKR CLO, Ltd. FRS
Series 22A, Class A 2.21%, (3 ML+1.15%), 07/20/2031*	1,440,000	1,411,829
Madison Park Funding XXXVIII, Ltd. FRS
Series 2021-38A, Class A 2.16%, (3 ML+1.12%), 07/17/2034*	1,275,000	1,232,502
Marlette Funding Trust
Series 2021-2A, Class B 1.06%, 09/15/2031*	225,000	216,070
MFA Trust
Series 2021-NPL1, Class A1 2.36%, 03/25/2060*(2)	787,005	757,573
Morgan Stanley ABS Capital I, Inc. Trust FRS
Series 2006-NC4, Class A2C 1.92%, (1 ML+0.30%), 06/25/2036	3,773	3,273
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	113,759	108,096

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
OZLM XII, Ltd. FRS
Series 2015-12A, Class A1R 2.34%, (3 ML+1.05%), 04/30/2027*	$ 107,065	$ 106,830
OZLM XVIII, Ltd. FRS
Series 2018-18A, Class A 2.06%, (3 ML+1.02%), 04/15/2031*	870,000	852,008
OZLM, Ltd. FRS
Series 2014-7RA, Class A1R 2.05%, (3 ML+1.01%), 07/17/2029*	273,158	269,950
PRET LLC
Series 2021-RN2, Class A1 1.74%, 07/25/2051*(2)	418,617	390,978
Series 2021-NPL3, Class A1 1.87%, 07/25/2051*(2)	444,900	399,802
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(2)	894,845	838,399
Series 2022-NPL1, Class A1 2.98%, 01/25/2052*(2)	1,091,994	1,017,547
Progress Residential Trust
Series 2022-SFR5, Class A 4.45%, 06/17/2039*	191,000	190,945
Regatta VI Funding, Ltd. FRS
Series 2016-1A, Class AR2 2.22%, (3 ML+1.16%), 04/20/2034*	1,100,000	1,063,931
RR 1 LLC FRS
Series 2017-1A, Class A1AB 2.19%, (3 ML+1.15%), 07/15/2035*	1,305,000	1,263,235
RR 16, Ltd. FRS
Series 2021-16A, Class A1 2.15%, (3 ML+1.11%), 07/15/2036*	1,080,000	1,042,572
Sapphire Aviation Finance II, Ltd.
Series 2020-1A, Class A 3.23%, 03/15/2040*	195,634	171,250
Securitized Asset Backed Receivables LLC Trust FRS
Series 2006-HE1, Class A2B 1.80%, (1 ML+0.18%), 07/25/2036	146,813	56,795
Sound Point CLO XXIX, Ltd. FRS
Series 2021-1A, Class A 2.25%, (3 ML+1.07%), 04/25/2034*	1,255,000	1,215,727
Summit Issuer LLC
Series 2020-1A, Class A2 2.29%, 12/20/2050*	290,000	263,534
Symphony CLO XIV, Ltd. FRS
Series 2014-14A, Class AR 1.99%, (3 ML+0.95%), 07/14/2026*	161,616	160,634
Upstart Securitization Trust
Series 2021-3, Class A 0.83%, 07/20/2031*	181,480	176,222
VCAT LLC
Series 2021-NPL3, Class A1 1.74%, 05/25/2051*(2)	516,600	483,924
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2021-NPL2, Class A1 2.12%, 03/27/2051*(2)	$ 164,109	$ 156,437
Venture 42 CLO, Ltd. FRS
Series 2021-42A, Class A1A 2.17%, (3 ML+1.13%), 04/15/2034*	1,255,000	1,198,057
Venture XIII CLO, Ltd. FRS
Series 2021-43A, Class A1 2.28%, (3 ML+1.24%), 04/15/2034*	485,000	470,436
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 2.23%, (3 ML+1.17%), 07/20/2032*	920,000	890,842
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	1,118,700	948,238
Series 2018-1A, Class A2II 3.88%, 03/15/2048*	429,750	404,818
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	159,200	141,446
		36,081,498
Total Asset Backed Securities (cost $45,449,862)		43,644,728
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.4%
Commercial and Residential — 8.5%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A2 3.90%, 08/10/2035*	1,440,000	1,390,597
Adjustable Rate Mtg. Trust FRS
Series 2005-10, Class 6A21 2.12%, (1 ML+0.50%), 01/25/2036	50,227	46,922
Series 2005-9, Class 5A1 2.16%, (1 ML+0.54%), 11/25/2035	40,244	39,844
Alternative Loan Trust
Series 2005-64CB, Class 3A1 5.50%, 12/25/2035	94,966	77,828
Series 2006-9T1, Class A1 5.75%, 05/25/2036	95,463	48,620
Alternative Loan Trust FRS
Series 2005-72, Class A1 2.16%, (1 ML+0.54%), 01/25/2036	67,642	61,351
Series 2005-56, Class 5A1 2.26%, (1 ML+0.64%), 11/25/2035	28,949	23,771
Series 2005-64CB, Class 1A12 2.42%, (1 ML+0.80%), 12/25/2035	49,906	43,115
American Home Mtg. Assets Trust FRS
Series 2006-3, Class 2A11 1.42%, (12 MTA+0.94%), 10/25/2046	37,112	27,471
Angel Oak Mtg. Trust VRS
Series 2020-R1, Class A1 0.99%, 04/25/2053*(6)	326,878	315,513
Series 2021-2, Class A1 0.99%, 04/25/2066*(6)	323,247	294,269
Series 2021-3, Class A1 1.07%, 05/25/2066*(6)	598,091	542,355
Series 2021-8, Class A1 1.82%, 11/25/2066*(6)	516,618	467,692

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2019-5, Class A1 2.59%, 10/25/2049*(6)	$ 119,833	$ 117,538
Angel Oak Mtg. Trust I LLC VRS
Series 2019-4, Class A1 2.99%, 07/26/2049*(6)	39,444	39,256
Banc of America Funding Trust FRS
Series 2007-1, Class TA1A 1.68%, (1 ML+0.06%), 01/25/2037	7,097	6,414
Series 2007-A, Class 2A5 2.07%, (1 ML+0.46%), 02/20/2047	130,222	121,589
BANK
Series 2017-BNK8, Class A4 3.49%, 11/15/2050	470,000	454,130
Series 2019-BN17, Class A4 3.71%, 04/15/2052	1,190,000	1,151,188
BANK VRS
Series 2018-BN14, Class XA 0.64%, 09/15/2060(6)(7)	8,636,410	197,261
Series 2019-BN24, Class XA 0.76%, 11/15/2062(6)(7)	2,249,439	86,939
Series 2019-BN23, Class XA 0.81%, 12/15/2052(6)(7)	6,791,323	277,741
Series 2017-BNK8, Class XA 0.86%, 11/15/2050(6)(7)	8,375,155	261,351
Series 2019-BN20, Class XA 0.95%, 09/15/2062(6)(7)	4,173,373	191,375
Series 2019-BN18, Class XA 1.04%, 05/15/2062(6)(7)	2,886,960	137,052
Series 2020-BN28, Class XA 1.90%, 03/15/2063(6)(7)	4,815,085	517,831
Series 2022-BNK42, Class A5 4.49%, 06/15/2055(6)	88,000	89,588
Barclays Commercial Mtg. Securities Trust
Series 2017-C1, Class A4 3.67%, 02/15/2050	1,325,000	1,294,755
BBCMS Mtg. Trust VRS
Series 2022-C16, Class A5 4.60%, 06/15/2055(6)	215,000	220,172
BCAP LLC Trust FRS
Series 2006-AA2, Class A1 1.96%, (1 ML+0.34%), 01/25/2037	10,114	9,032
Bear Stearns ALT-A Trust FRS
Series 2006-1, Class 11A1 2.10%, (1 ML+0.48%), 02/25/2036	28,165	27,764
Series 2005-10, Class 11A1 2.12%, (1 ML+0.50%), 01/25/2036	71,317	95,279
Bear Stearns Mtg. Funding Trust FRS
Series 2006-AR3, Class 1A1 1.80%, (1 ML+0.18%), 10/25/2036	37,199	31,823
Series 2007-AR1, Class 2A3 2.02%, (1 ML+0.40%), 02/25/2037	94,303	85,590
Benchmark Mtg. Trust
Series 2019-B11, Class A2 3.41%, 05/15/2052	1,165,000	1,143,000
Series 2018-B1, Class A2 3.57%, 01/15/2051	150,895	150,339
Benchmark Mtg. Trust VRS
Series 2018-B1, Class XA 0.63%, 01/15/2051(6)(7)	2,286,980	50,430
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2018-B4, Class XA 0.66%, 07/15/2051(6)(7)	$ 4,395,098	$ 86,848
Series 2018-B8, Class XA 0.80%, 01/15/2052(6)(7)	8,902,132	266,052
Series 2019-B12, Class XA 1.18%, 08/15/2052(6)(7)	1,996,871	95,062
Series 2019-B10, Class XA 1.39%, 03/15/2062(6)(7)	5,762,827	330,878
Series 2020-B22, Class XA 1.63%, 01/15/2054(6)(7)	2,165,410	208,126
Series 2020-B18, Class XA 1.92%, 07/15/2053(6)(7)	1,256,291	111,103
Series 2018-B4, Class A5 4.12%, 07/15/2051(6)	1,000,000	992,836
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(6)	234,778	219,508
Series 2021-NQM2, Class A1 0.97%, 03/25/2060*(6)	240,571	230,626
Bunker Hill Loan Depositary Trust
Series 2019-2, Class A1 2.88%, 07/25/2049*(2)	459,574	453,548
BX Commercial Mtg. Trust FRS
Series 2019-XL, Class A 2.24%, (1 ML+0.92%), 10/15/2036*	929,174	912,813
Series 2019-IMC, Class A 2.32%, (1 ML+1.00%), 04/15/2034*	200,000	194,962
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class F 3.87%, (1 ML+2.55%), 12/15/2037*	675,000	642,787
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(6)	1,300,000	1,251,501
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(6)	115,328	107,736
Chase Mtg. Finance Trust
Series 2005-S3, Class A10 5.50%, 11/25/2035	107,042	86,401
Chase Mtg. Finance Trust VRS
Series 2005-A1, Class 2A2 2.95%, 12/25/2035(6)	62,341	58,919
CHL Mtg. Pass Through Trust FRS
Series 2005-2, Class 2A3 2.30%, (1 ML+0.68%), 03/25/2035	29,021	25,515
CHL Mtg. Pass Through Trust VRS
Series 2005-HYB7, Class 6A1 2.78%, 11/20/2035(6)	14,581	13,141
Series 2007-HY4, Class 1A1 2.92%, 09/25/2047(6)	73,446	66,692
Series 2005-HYB3, Class 2A2A 3.03%, 06/20/2035(6)	29,405	28,148
CIM Trust VRS
Series 2017-7, Class A 3.00%, 04/25/2057*(6)	121,831	121,631
Citigroup Commercial Mtg. Trust
Series 2015-P1, Class A5 3.72%, 09/15/2048	1,029,000	1,014,595

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2015-GC35, Class A4 3.82%, 11/10/2048	$ 1,235,000	$ 1,220,490
Citigroup Commercial Mtg. Trust VRS
Series 2014-GC23, Class XA 1.06%, 07/10/2047(6)(7)	2,951,169	46,019
Series 2015-GC29, Class XA 1.16%, 04/10/2048(6)(7)	2,765,085	63,505
Citigroup Mtg. Loan Trust, Inc.
Series 2019-E, Class A1 3.23%, 11/25/2070*(2)	305,501	305,077
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2018-RP3, Class A1 3.25%, 03/25/2061*(6)	515,938	501,789
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(6)	492,814	436,253
Series 2021-3, Class A1 0.96%, 09/27/2066*(6)	810,133	701,486
Commercial Mtg. Trust
Series 2022-HC, Class A 2.82%, 01/10/2039*	186,000	171,106
Series 2013-300P, Class A1 4.35%, 08/10/2030*	845,000	838,745
Commercial Mtg. Trust VRS
Series 2022-HC, Class D 4.08%, 01/10/2039*(6)	190,000	172,259
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/15/2052	225,000	217,698
Series 2015-C3, Class A3 3.45%, 08/15/2048	696,980	681,444
Series 2015-C1, Class A4 3.51%, 04/15/2050	1,448,000	1,423,495
CSAIL Commercial Mtg. Trust VRS
Series 2015-C2, Class XA 0.86%, 06/15/2057(6)(7)	8,495,237	137,431
Series 2016-C6, Class XA 2.03%, 01/15/2049(6)(7)	1,762,491	97,552
CSMC Trust VRS
Series 2021-NQM5, Class A1 0.94%, 05/25/2066*(6)	430,213	373,281
Series 2021-NQM2, Class A1 1.18%, 02/25/2066*(6)	662,098	627,668
Series 2021-RPL4, Class A1 1.80%, 12/27/2060*(6)	309,873	291,514
Series 2021-NQM8, Class A1 1.84%, 10/25/2066*(6)	504,464	452,856
Series 2017-FHA1, Class A1 3.25%, 04/25/2047*(6)	387,238	360,687
Series 2016-NXSR, Class A4 3.79%, 12/15/2049(6)	1,536,000	1,496,653
DBJPM Mtg. Trust
Series 2016-C3, Class A5 2.89%, 08/10/2049	1,625,000	1,542,367
DBJPM Mtg. Trust VRS
Series 2020-C9, Class XA 1.83%, 09/15/2053(6)(7)	956,073	75,016
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(6)	$ 224,953	$ 198,845
Deutsche Alt-A Securities Mtg. Loan Trust FRS
Series 2007-RMP1, Class A2 1.77%, (1 ML+0.15%), 12/25/2036	95,971	88,855
Series 2007-AR2, Class A1 1.92%, (1 ML+0.30%), 03/25/2037	8,773	8,607
DSLA Mtg. Loan Trust FRS
Series 2006-AR1, Class 1A1A 1.40%, (12 MTA+0.92%), 03/19/2046	148,296	121,758
Eagle RE, Ltd. FRS
Series 2018-1, Class M1 3.32%, (1 ML+1.70%), 11/25/2028*	232,975	232,045
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(6)	199,696	180,754
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(6)	423,420	384,178
GMACM Mtg. Loan Trust VRS
Series 2005-AR5, Class 4A1 2.63%, 09/19/2035(6)	14,598	13,183
Series 2006-AR1, Class 1A1 2.90%, 04/19/2036(6)	111,498	88,914
GreenPoint Mtg. Funding Trust FRS
Series 2005-AR4, Class 3A1 1.88%, (12 MTA+1.40%), 10/25/2045	106,591	85,065
GS Mtg. Securities Corp. II
Series 2012-BWTR, Class A 2.95%, 11/05/2034*	1,285,000	1,274,926
Series 2005-ROCK, Class A 5.37%, 05/03/2032*	155,000	156,645
GS Mtg. Securities Corp. Trust
Series 2016-GS2, Class A4 3.05%, 05/10/2049	1,199,000	1,148,775
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,255,000	1,215,907
Series 2015-GS1, Class A3 3.73%, 11/10/2048	1,307,000	1,286,872
GS Mtg. Securities Corp. Trust VRS
Series 2020-GC45, Class XA 0.79%, 02/13/2053(6)(7)	5,035,142	183,611
GSR Mtg. Loan Trust FRS
Series 2007-1F, Class 4A1 1.92%, (1 ML+0.30%), 01/25/2037	319,407	93,637
GSR Mtg. Loan Trust VRS
Series 2005-AR5, Class 2A3 2.82%, 10/25/2035(6)	45,057	28,316
Series 2006-AR1, Class 2A1 2.87%, 01/25/2036(6)	3,527	3,491
Series 2006-AR1, Class 2A4 2.87%, 01/25/2036(6)	45,659	45,259
HarborView Mtg. Loan Trust FRS
Series 2006-12, Class 2A2A 1.80%, (1 ML+0.19%), 01/19/2038	6,127	5,531

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2006-12, Class 2A13 1.85%, (1 ML+0.24%), 12/19/2036	$ 137,228	$ 128,994
Home Re, Ltd. FRS
Series 2018-1, Class M1 3.22%, (1 ML+1.60%), 10/25/2028*	84,326	84,179
IndyMac Index Mtg. Loan Trust FRS
Series 2005-AR14, Class 1A1A 2.18%, (1 ML+0.56%), 07/25/2035	3,137	2,413
IndyMac Index Mtg. Loan Trust VRS
Series 2006-AR3, Class 1A1 2.94%, 12/25/2036(6)	106,337	94,269
Series 2007-AR9, Class 2A1 3.17%, 04/25/2037(6)	109,624	68,488
JPMBB Commercial Mtg. Securities Trust
Series 2014-C21, Class A5 3.77%, 08/15/2047	290,000	287,874
JPMDB Commercial Mtg. Securities Trust
Series 2016-C4, Class A3 3.14%, 12/15/2049	1,110,000	1,056,552
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2020-NNN, Class AFX 2.81%, 01/16/2037*	305,000	289,723
Series 2012-HSBC, Class A 3.09%, 07/05/2032*	876,256	875,865
Series 2017-JP5, Class A5 3.72%, 03/15/2050	1,355,000	1,324,470
JPMorgan Mtg. Trust VRS
Series 2006-A3, Class 3A2 3.23%, 05/25/2036(6)	43,710	37,325
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 1.75%, 04/25/2061*(2)	295,883	277,481
Series 2021-GS3, Class A1 1.75%, 07/25/2061*(2)	402,039	369,977
Series 2019-GS6, Class A1 3.00%, 06/25/2059*(2)	550,206	549,254
Series 2019-GS7, Class A1 3.25%, 11/25/2059*(2)	796,824	792,973
Lehman XS Trust FRS
Series 2006-16N, Class A4A 2.00%, (1 ML+0.38%), 11/25/2046	210,974	187,337
LIFE Mtg. Trust FRS
Series 2021-BMR, Class D 2.72%, (1 ML+1.40%), 03/15/2038*	201,509	191,387
LSTAR Securities Investment Trust FRS
Series 2021-1, Class A 3.51%, (1 ML+1.80%), 02/01/2026*	462,596	450,944
Series 2019-4, Class A1 4.56%, (1 ML+3.50%), 05/01/2024*	497,254	487,177
MASTR Adjustable Rate Mtg. Trust VRS
Series 2004-13, Class 3A7 3.05%, 11/21/2034(6)	27,404	26,089
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Merrill Lynch Mtg. Investors Trust VRS
Series 2005-A4, Class 1A 2.81%, 07/25/2035(6)	$ 96,778	$ 54,655
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(6)	166,918	162,003
MFA Trust VRS
Series 2020-NQM3, Class A1 1.01%, 01/26/2065*(6)	65,285	62,858
Series 2021-NQM2, Class A1 1.03%, 11/25/2064*(6)	335,237	304,190
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(6)	289,083	267,899
Mill City Mtg. Loan Trust VRS
Series 2019-GS1, Class A1 2.75%, 07/25/2059*(6)	785,685	767,397
Series 2018-3, Class A1 3.50%, 08/25/2058*(6)	445,656	436,213
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class A4 3.25%, 02/15/2048	791,000	772,406
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA 1.10%, 12/15/2047(6)(7)	1,676,437	29,176
Morgan Stanley Capital I Trust
Series 2016-BNK2, Class A4 3.05%, 11/15/2049	1,475,000	1,407,805
Morgan Stanley Capital I Trust VRS
Series 2017-H1, Class XA 1.50%, 06/15/2050(6)(7)	1,547,596	67,177
New Residential Mtg. Loan Trust FRS
Series 2018-4A, Class A1S 2.37%, (1 ML+0.75%), 01/25/2048*	490,851	480,560
Series 2017-5A, Class A1 3.12%, (1 ML+1.50%), 06/25/2057*	415,215	413,955
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(6)	240,536	231,707
Series 2019-NQM4, Class A1 2.49%, 09/25/2059*(6)	96,152	93,035
Series 2019-5A, Class A1B 3.50%, 08/25/2059*(6)	374,562	366,071
Series 2016-2A, Class A1 3.75%, 11/26/2035*(6)	412,445	399,819
Series 2016-4A, Class A1 3.75%, 11/25/2056*(6)	406,727	393,743
Series 2017-1A, Class A1 4.00%, 02/25/2057*(6)	737,114	728,151
Series 2017-2A, Class A3 4.00%, 03/25/2057*(6)	758,521	739,183
Series 2017-3A, Class A1 4.00%, 04/25/2057*(6)	614,260	601,587
Series 2017-4A, Class A1 4.00%, 05/25/2057*(6)	423,364	410,922

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2017-6A, Class A1 4.00%, 08/27/2057*(6)	$ 657,843	$ 644,329
Series 2018-5A, Class A1 4.75%, 12/25/2057*(6)	355,840	354,756
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(6)	889,638	799,485
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS
Series 2006-AF1, Class 3A1 3.72%, 06/25/2036(6)	73,639	58,693
OBX Trust VRS
Series 2021-NQM3, Class A1 1.05%, 07/25/2061*(6)	518,211	448,527
Series 2021-NQM1, Class A1 1.07%, 02/25/2066*(6)	603,935	567,801
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	670,000	580,034
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(2)	562,873	527,012
Series 2021-3, Class A1 1.87%, 04/25/2026*(2)	425,503	401,276
Series 2021-4, Class A1 1.87%, 04/25/2026*(2)	547,707	512,911
Series 2020-6, Class A1 2.36%, 11/25/2025*(2)	151,634	145,138
Series 2021-9, Class A1 2.36%, 10/25/2026*(2)	1,023,579	961,588
PRPM LLC VRS
Series 2021-2, Class A1 2.12%, 03/25/2026*(6)	236,826	225,643
RALI Series Trust
Series 2005-QS17, Class A9 6.00%, 12/25/2035	40,563	36,358
RALI Series Trust FRS
Series 2006-QA3, Class A2 2.22%, (1 ML+0.60%), 04/25/2036	284,507	248,585
RFMSI Series Trust VRS
Series 2007-SA2, Class 2A1 3.43%, 04/25/2037(6)	10,553	9,238
SG Commercial Mtg. Securities Trust
Series 2020-COVE, Class A 2.63%, 03/15/2037*	1,225,000	1,161,170
Shellpoint Co-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(6)	28,389	26,796
STAR Trust VRS
Series 2021-1, Class A1 1.22%, 05/25/2065*(6)	496,058	466,009
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(6)	196,413	186,950
Series 2021-6, Class A1 1.92%, 11/25/2066*(6)	793,791	699,827
Structured Adjustable Rate Mtg. Loan Trust FRS
Series 2004-13, Class A2 1.92%, (1 ML+0.30%), 09/25/2034	14,774	13,225
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Structured Asset Mtg. Investments II Trust FRS
Series 2006-AR1, Class 3A1 2.08%, (1 ML+0.46%), 02/25/2036	$ 77,529	$ 70,545
Toorak Mtg. Corp.
Series 2021-1, Class A1 2.24%, 06/25/2024*(2)	640,000	599,820
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(6)	1,157,077	1,054,123
Triangle Re, Ltd. FRS
Series 2021-2, Class M1A 3.67%, (1 ML+2.05%), 10/25/2033*	368,437	367,777
Verus Securitization Trust VRS
Series 2021-R2, Class A1 0.92%, 02/25/2064*(6)	308,796	298,481
Series 2021-4, Class A1 0.94%, 07/25/2066*(6)	367,725	322,248
Series 2021-2, Class A1 1.03%, 02/25/2066*(6)	259,710	234,982
Series 2021-8, Class A1 1.82%, 11/25/2066*(6)	549,900	495,650
Series 2021-7, Class A1 1.83%, 10/25/2066*(6)	1,098,050	987,767
VNDO Mtg. Trust
Series 2012-6AVE, Class A 3.00%, 11/15/2030*	1,195,000	1,193,241
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2006-AR17, Class 1A 1.14%, (12 MTA+0.82%), 12/25/2046	211,585	184,030
Series 2006-AR13, Class 1A 1.36%, (12 MTA+0.88%), 10/25/2046	96,112	84,272
Series 2006-AR15, Class 2A 1.72%, (COFI 11+1.50%), 11/25/2046	39,115	35,797
WaMu Mtg. Pass-Through Certs. Trust VRS
Series 2007-HY6, Class 1A1 3.19%, 06/25/2037(6)	79,278	71,587
Washington Mutual Mtg. Pass-Through Certs. Trust FRS
Series 2006-AR9, Class 1A 1.31%, (12 MTA+0.83%), 11/25/2046	83,409	71,198
Series 2006-5, Class 1A1 2.22%, (1 ML+0.60%), 07/25/2036	44,413	29,353
Wells Fargo Commercial Mtg. Trust
Series 2017-C39, Class A5 3.42%, 09/15/2050	1,365,000	1,314,212
Wells Fargo Commercial Mtg. Trust VRS
Series 2015-NXS3, Class XA 1.03%, 09/15/2057(6)(7)	5,319,511	125,277
Series 2015-NXS1, Class XA 1.21%, 05/15/2048(6)(7)	2,593,536	59,792
Series 2015-NXS1, Class D 4.29%, 05/15/2048(6)	75,000	68,284

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2006-AR16, Class A1 2.24%, 10/25/2036(6)	$ 28,136	$ 26,204
		70,279,052
U.S. Government Agency — 0.9%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K064, Class X1 0.74%, 03/25/2027(6)(7)	4,837,507	117,927
Series K124, Class X1 0.81%, 12/25/2030(6)(7)	3,483,991	171,302
Series K122, Class X1 0.97%, 11/25/2030(6)(7)	888,012	51,751
Series K121, Class X1 1.12%, 10/25/2030(6)(7)	1,620,327	106,200
Series K114, Class X1 1.21%, 06/25/2030(6)(7)	2,890,768	207,164
Series K104, Class X1 1.25%, 01/25/2030(6)(7)	2,471,453	166,870
Series K111, Class X1 1.68%, 05/25/2030(6)(7)	1,120,395	110,768
Federal Home Loan Mtg. Corp. REMIC
Series 4216, Class KQ 1.70%, 10/15/2039	179,904	176,707
Series 4961, Class JB 2.50%, 12/15/2042	398,185	376,341
Series 3883, Class PB 3.00%, 05/15/2041	133,985	130,331
Series 4740, Class BA 3.00%, 09/15/2045	67,046	65,982
Federal Home Loan Mtg. Corp. SCRT
Series 2020-1, Class MA 2.50%, 08/25/2059	359,002	344,619
Series 2019-3, Class MV 3.50%, 10/25/2058	223,172	219,331
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HRP1, Class M2 3.27%, (1 ML+1.65%), 04/25/2043*	30,663	30,429
Series 2019-HQA3, Class M2 3.47%, (1 ML+1.85%), 09/25/2049*	343,975	338,391
Series 2019-DNA3, Class M2 3.67%, (1 ML+2.05%), 07/25/2049*	331,827	329,967
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R03, Class 1M2 3.77%, (1 ML+2.15%), 09/25/2031*	39,278	39,206
Series 2019-HRP1, Class M2 3.77%, (1 ML+2.15%), 11/25/2039*	205,986	200,131
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2016-C07, Class 2M2 5.97%, (1 ML+4.35%), 05/25/2029	$ 432,195	$ 446,874
Series 2014-C04, Class 1M2 6.52%, (1 ML+4.90%), 11/25/2024	95,730	98,432
Series 2015-C04, Class 1M2 7.32%, (1 ML+5.70%), 04/25/2028	69,883	72,958
Series 2016-C02, Class 1M2 7.62%, (1 ML+6.00%), 09/25/2028	28,884	30,015
Federal National Mtg. Assoc. REMIC
Series 2013-43, Class XP 1.50%, 08/25/2041	276,798	264,688
Series 2012-128, Class PD 1.50%, 06/25/2042	380,675	362,232
Series 2013-77, Class BP 1.70%, 06/25/2043	167,561	163,641
Series 2012-21, Class PQ 2.00%, 09/25/2041	89,849	85,442
Series 2012-18, Class GA 2.00%, 12/25/2041	148,224	139,540
Series 2012-75, Class KC 2.50%, 12/25/2041	139,469	136,116
Series 2015-48, Class QB 3.00%, 02/25/2043	211,431	209,877
Series 2018-35, Class CD 3.00%, 05/25/2048	199,504	191,552
Series 2018-27, Class EA 3.00%, 05/25/2048	329,592	314,397
Series 2019-45, Class PT 3.00%, 08/25/2049	283,474	271,397
Series 2017-96, Class PA 3.00%, 12/25/2054	273,508	269,447
Series 2012-52, Class PA 3.50%, 05/25/2042	116,127	114,935
Series 2018-77, Class PA 3.50%, 02/25/2048	66,014	65,980
Series 2018-23, Class LA 3.50%, 04/25/2048	279,586	271,459
Series 2019-7, Class CA 3.50%, 11/25/2057	246,098	246,335
Government National Mtg. Assoc. REMIC
Series 2015-56, Class LB 1.50%, 04/16/2040	168,414	166,375
Series 2015-151, Class BA 1.70%, 10/20/2045	67,926	67,364
		7,172,473
Total Collateralized Mortgage Obligations (cost $83,163,717)		77,451,525
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 67.8%
U.S. Government — 39.6%
United States Treasury Bonds
1.13%, 05/15/2040	2,606,000	1,824,913
1.25%, 05/15/2050	8,004,000	5,138,505
1.38%, 11/15/2040 to 08/15/2050	5,658,000	3,905,403
1.75%, 08/15/2041	2,224,000	1,701,794
1.88%, 02/15/2041 to 11/15/2051	5,162,000	4,061,361
2.00%, 11/15/2041 to 08/15/2051	4,743,000	3,703,544
2.25%, 08/15/2046 to 02/15/2052	4,281,000	3,517,149
2.38%, 02/15/2042 to 05/15/2051	9,817,000	8,359,848
2.50%, 02/15/2045 to 05/15/2046	6,948,000	5,931,955

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
2.50%, 02/15/2046(8)(9)	$ 5,853,000	$ 4,997,685
2.75%, 11/15/2042 to 11/15/2047	1,685,000	1,518,969
2.88%, 05/15/2043 to 05/15/2049	6,427,000	5,945,165
3.00%, 05/15/2042 to 02/15/2049	9,233,000	8,734,968
3.13%, 02/15/2043 to 05/15/2048	1,893,000	1,820,905
3.13%, 08/15/2044(9)	3,378,000	3,218,996
3.25%, 05/15/2042	35,000	34,344
3.38%, 05/15/2044 to 11/15/2048	2,057,000	2,079,306
3.63%, 08/15/2043 to 02/15/2044	3,035,000	3,132,052
3.75%, 11/15/2043	1,049,000	1,103,335
3.88%, 08/15/2040	640,000	693,300
4.38%, 11/15/2039 to 05/15/2040	2,035,000	2,358,928
4.50%, 02/15/2036	1,034,000	1,219,756
4.63%, 02/15/2040	1,159,000	1,385,412
4.75%, 02/15/2041	1,123,000	1,358,742
5.25%, 11/15/2028 to 02/15/2029	3,011,000	3,403,204
5.38%, 02/15/2031	1,289,000	1,521,725
6.13%, 11/15/2027	544,000	625,897
6.25%, 08/15/2023	1,613,000	1,673,550
6.38%, 08/15/2027	1,217,000	1,407,394
6.75%, 08/15/2026	377,000	431,002
United States Treasury Bonds TIPS
0.13%, 02/15/2051(10)	405,241	318,267
0.88%, 02/15/2047(10)	1,897,959	1,780,689
United States Treasury Notes
0.13%, 05/15/2023 to 01/15/2024	10,028,000	9,659,373
0.25%, 09/30/2023 to 08/31/2025	11,685,000	10,753,474
0.38%, 10/31/2023 to 09/30/2027	20,365,000	18,648,183
0.50%, 02/28/2026 to 10/31/2027	15,428,000	13,686,790
0.63%, 03/31/2027 to 08/15/2030	21,640,000	18,544,781
0.75%, 01/31/2028	4,300,000	3,792,566
0.88%, 01/31/2024 to 11/15/2030	6,710,000	5,715,710
1.13%, 02/15/2031	5,164,000	4,448,302
1.25%, 12/31/2026 to 08/15/2031	16,890,000	14,753,288
1.38%, 08/31/2023 to 11/15/2031	19,724,000	17,874,349
1.50%, 09/30/2024 to 02/15/2030	12,522,000	11,881,962
1.63%, 10/31/2023 to 05/15/2031	19,138,000	18,035,801
1.75%, 05/15/2023 to 07/31/2024	2,097,000	2,056,566
1.88%, 08/31/2024 to 02/15/2032	8,717,000	8,300,027
2.00%, 05/31/2024 to 11/15/2026	16,712,000	16,210,135
2.13%, 02/29/2024 to 05/15/2025	17,461,000	17,152,797
2.25%, 11/15/2024 to 11/15/2027	17,318,000	16,875,725
2.38%, 08/15/2024 to 05/15/2027	6,802,000	6,697,284
2.50%, 08/15/2023 to 05/15/2024	6,633,000	6,586,895
2.63%, 03/31/2025 to 02/15/2029	7,052,000	6,938,510
2.75%, 02/15/2028	2,348,000	2,310,854
2.88%, 07/31/2025 to 05/15/2032	4,610,000	4,580,359
United States Treasury Notes TIPS
0.25%, 07/15/2029(10)	649,767	632,064
		325,043,858
U.S. Government Agency — 28.2%
Federal Home Loan Bank
1.88%, 12/09/2022	1,000,000	998,114
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	1,128,855	1,029,710
2.00%, 02/01/2036 to 09/01/2051	3,011,165	2,722,051
2.50%, 01/01/2028 to 05/01/2052	2,233,921	2,087,908
3.00%, 08/01/2027 to 08/01/2046	1,916,767	1,835,843
3.50%, 01/01/2032 to 02/01/2052	2,869,611	2,813,055
4.00%, 09/01/2040 to 01/01/2050	1,097,936	1,105,337
4.50%, 07/01/2045 to 06/01/2052	1,271,958	1,283,110
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
5.00%, 09/01/2031 to 11/01/2043	$ 305,948	$ 318,050
5.50%, 01/01/2036	64,610	69,470
6.00%, 03/01/2040	5,067	5,561
6.25%, 07/15/2032	206,000	256,502
6.75%, 03/15/2031	100,000	125,665
Federal Home Loan Mtg. Corp. FRS
1.74%, (6 ML+1.49%), 02/01/2037	8,056	8,210
2.84%, (12 ML+1.87%), 11/01/2037	69,352	71,550
Federal National Mtg. Assoc.
1.50%, 12/01/2050	1,581,898	1,319,972
1.88%, 09/24/2026	837,000	797,482
2.00%, 07/01/2035 to 03/01/2052	11,261,380	9,930,337
2.50%, 04/01/2028 to 04/01/2052	12,331,352	11,267,437
2.63%, 09/06/2024	2,025,000	2,007,952
3.00%, 10/01/2027 to 04/01/2052	5,924,863	5,640,791
3.50%, 08/01/2026 to 08/01/2049	3,734,167	3,657,855
4.00%, 03/01/2039 to 06/01/2052	3,324,391	3,331,526
4.50%, 10/01/2024 to 12/01/2048	1,055,366	1,075,446
5.00%, 05/01/2040 to 02/01/2045	400,740	418,121
5.50%, 12/01/2029 to 06/01/2038	129,097	138,315
6.00%, 11/01/2038 to 06/01/2040	37,184	40,782
6.50%, 10/01/2037	332	354
6.63%, 11/15/2030	871,000	1,078,861
7.25%, 05/15/2030	2,260,000	2,878,651
Federal National Mtg. Assoc. FRS
1.92%, (6 ML+1.54%), 09/01/2035	77,673	79,456
2.07%, (12 ML+1.82%), 10/01/2040	12,543	12,899
2.08%, (12 ML+1.77%), 05/01/2040	58,149	59,503
2.08%, (12 ML+1.83%), 10/01/2040	32,653	33,490
2.21%, (12 ML+1.57%), 05/01/2037	11,459	11,725
2.37%, (1 Yr USTYCR+2.22%), 10/01/2035	59,744	61,623
2.43%, (12 ML+1.68%), 07/01/2039	49,483	50,660
2.60%, (12 ML+1.91%), 08/01/2035	46,005	47,499
2.90%, (1 Yr USTYCR+2.27%), 11/01/2036	26,337	27,280
Government National Mtg. Assoc.
2.00%, 11/20/2050	1,566,259	1,400,912
2.00%, July 30 TBA	4,500,000	4,003,506
2.50%, 07/20/2051 to 09/20/2051	3,045,900	2,803,623
3.00%, 02/20/2045 to 05/20/2050	1,099,019	1,050,374
3.00%, July 30 TBA	20,300,000	19,151,385
3.50%, July 30 TBA	14,300,000	13,917,320
3.50%, 03/20/2045 to 07/20/2045	151,715	150,422
4.00%, 03/15/2039 to 05/20/2048	703,317	713,719
4.50%, 09/15/2033 to 04/20/2047	357,629	371,927
4.50%, July 30 TBA	6,800,000	6,906,250
5.00%, 06/15/2033 to 08/15/2038	236,568	248,182
5.50%, 02/15/2032 to 02/15/2034	240,419	254,924
6.00%, 04/15/2028 to 12/15/2036	502,186	536,404
6.50%, 09/15/2028 to 12/15/2031	6,987	7,344
7.50%, 09/15/2030	9,532	9,558
Tennessee Valley Authority
4.25%, 09/15/2065	577,000	595,457

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Uniform Mtg. Backed Securities
2.00%, July 30 TBA		$ 24,300,000	$ 21,132,932
2.00%, August 30 TBA		22,200,000	19,285,816
2.50%, July 30 TBA		16,950,000	15,272,215
2.50%, August 30 TBA		16,950,000	15,251,678
3.00%, July 30 TBA		18,688,000	17,426,195
3.50%, July 30 TBA		20,860,000	20,091,602
4.00%, July 30 TBA		10,900,000	10,761,195
4.50%, July 30 TBA		1,900,000	1,909,723
			231,950,816
Total U.S. Government & Agency Obligations (cost $586,782,744)			556,994,674
FOREIGN GOVERNMENT OBLIGATIONS — 2.2%
Sovereign — 2.1%
Arab Republic of Egypt
8.50%, 01/31/2047		200,000	118,060
Arab Republic of Egypt
7.90%, 02/21/2048		355,000	202,350
Dominican Republic
6.40%, 06/05/2049*		1,110,000	827,155
Federative Republic of Brazil
10.00%, 01/01/2031	BRL	10,630,000	1,733,435
Finance Department Government of Sharjah
3.63%, 03/10/2033*		520,000	444,600
Government of Bermuda
2.38%, 08/20/2030*		200,000	166,844
Government of Hungary
1.63%, 04/28/2032	EUR	1,240,000	991,011
Government of Macedonia
3.68%, 06/03/2026*	EUR	480,000	446,714
Government of Romania
2.63%, 12/02/2040*	EUR	645,000	392,342
2.75%, 04/14/2041	EUR	255,000	155,660
3.38%, 02/08/2038	EUR	255,000	179,042
4.63%, 04/03/2049	EUR	730,000	543,152
Kingdom of Morocco
2.00%, 09/30/2030	EUR	585,000	444,535
Kingdom of Saudi Arabia
2.00%, 07/09/2039	EUR	210,000	168,025
Republic of Angola
Zero Coupon, 05/09/2028		200,000	165,680
8.00%, 11/26/2029		325,000	256,301
Republic of Benin
4.95%, 01/22/2035*	EUR	585,000	397,711
Republic of Chile
1.25%, 01/22/2051	EUR	1,005,000	577,991
4.00%, 01/31/2052		255,000	211,345
Republic of Croatia
1.50%, 06/17/2031	EUR	990,000	886,909
Republic of Indonesia
1.10%, 03/12/2033	EUR	1,075,000	800,224
Republic of North Macedonia
2.75%, 01/18/2025	EUR	410,000	387,819
Republic of Panama
3.87%, 07/23/2060		1,070,000	755,509
4.50%, 01/19/2063		235,000	180,548
Republic of Philippines
1.20%, 04/28/2033	EUR	1,085,000	848,540
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
1.75%, 04/28/2041	EUR	300,000	$ 211,424
Republic of Senegal
4.75%, 03/13/2028	EUR	200,000	169,726
6.25%, 05/23/2033		$ 480,000	366,816
Russian Federation
5.90%, 03/12/2031(11)(12)	RUB	142,880,000	220,815
United Mexican States
1.13%, 01/17/2030	EUR	210,000	170,048
1.45%, 10/25/2033	EUR	1,305,000	932,549
3.75%, 04/19/2071		300,000	187,073
4.28%, 08/14/2041		251,000	195,990
7.75%, 05/29/2031	MXN	57,804,800	2,643,967
			17,379,910
Banks — 0.1%
Industrial Bank of Korea
1.04%, 06/22/2025*		341,000	316,030
Total Foreign Government Obligations (cost $26,912,045)			17,695,940
MUNICIPAL SECURITIES — 0.4%
Chicago Board of Education General Obligation Bonds
6.04%, 12/01/2029		85,000	86,815
6.14%, 12/01/2039		335,000	339,659
6.32%, 11/01/2029		355,000	371,598
Chicago Transit Authority Revenue Bonds
3.91%, 12/01/2040		160,000	146,964
Florida State Board of Administration Finance Corp. Revenue Bonds
1.26%, 07/01/2025		925,000	865,437
Philadelphia Authority for Industrial Development Revenue Bonds
6.55%, 10/15/2028		1,260,000	1,431,649
State of Illinois General Obligation Bonds
4.95%, 06/01/2023		246,818	248,639
5.00%, 01/01/2023		70,000	70,432
Total Municipal Securities (cost $3,698,850)			3,561,193
COMMON STOCKS — 0.0%
Coal — 0.0%
Foresight Energy LLC†(12)		1,359	23,101
Oil Companies - Exploration & Production — 0.0%
Ascent Resources – Marcellus LLC†(11)(12)		11,973	20,953
Oil Field Machinery & Equipment — 0.0%
Hi-Crush, Inc.†(11)(12)		3,065	1,164
Total Common Stocks (cost $52,566)			45,218
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc. †(11)		22	25
Paragon Offshore Finance Co. †(11)		587	0
Total Escrows and Litigation Trusts (cost $587)			25

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
WARRANTS — 0.0%
Oil Companies - Exploration & Production — 0.0%
Ascent Resources – Marcellus LLC †(11)(12) (cost $296)	3,100	$ 136
Total Long-Term Investment Securities (cost $1,050,870,278)		970,196,156
SHORT-TERM INVESTMENTS — 1.5%
Unaffiliated Investment Companies — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49%(13) (cost $12,155,122)	12,155,500	12,154,284
REPURCHASE AGREEMENTS — 0.3%
Bank of America Securities LLC Joint Repurchase Agreement(14)	$ 550,000	550,000
Barclays Capital, Inc. Joint Repurchase Agreement(14)	535,000	535,000
BNP Paribas SA Joint Repurchase Agreement(14)	460,000	460,000
Deutsche Bank AG Joint Repurchase Agreement(14)	595,000	595,000
RBS Securities, Inc. Joint Repurchase Agreement(14)	585,000	585,000
Total Repurchase Agreements (cost $2,725,000)		2,725,000
TOTAL INVESTMENTS (cost $1,065,750,400)	119.8%	985,075,440
Other assets less liabilities	(19.8)	(163,103,183)
NET ASSETS	100.0%	$ 821,972,257
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Multi-Managed Diversified Fixed Income Portfolio has no right to demand registration of these securities. At June 30, 2022, the aggregate value of these securities was $145,065,490 representing 17.6% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2022.
(3)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(4)	The SA Multi-Managed Diversified Fixed Income Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates as of June 30, 2022. Senior loans are generally considered to be restrictive in that the SA Multi-Managed Diversified Fixed Income Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(5)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(6)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Interest Only
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	Principal amount of security is adjusted for inflation.
(11)	Securities classified as Level 3 (see Note 1).
(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Ascent Resources – Marcellus LLC	03/30/2018	11,973	$36,240	$ 20,953	$ 1.75	0.00%
Foresight Energy LLC	06/30/2020	1,359	12,284	23,101	17.00	0.00
Hi-Crush, Inc.	01/29/2021	3,065	4,042	1,164	0.38	0.00
Foreign Government Obligations
Russian Federation 5.90%, 03/12/2031	05/27/2021	RUB 142,880,000	1,802,081	220,815	0.00	0.03
Warrants
Ascent Resources – Marcellus LLC	03/30/2018	3,100	296	136	0.04	0.00
				$266,169		0.03%
(13)	The rate shown is the 7-day yield as of June 30, 2022.
(14)	See Note 2 for details of Joint Repurchase Agreements.
1 ME—1 Month Euribor
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
3 ML—3 Month USD LIBOR
6 ME—6 Month Euribor
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
COFI 11—11th District Cost of Funds Index
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR—Secured Overnight Financing Rate

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
USFRBPLR—US Federal Reserve Bank Prime Loan Rate
VRS—Variable Rate Security
BRL—Brazilian Real
EUR—Euro Currency
MXN—Mexican Peso
RUB—New Russian Ruble
The rates shown on FRS and VRS are the current interest rates at June 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	Federative Republic of Brazil	0.00%	4,580,000	USD	4,580,000	Fixed 1.000%	Quarterly	Jun 2027	$254,579	$127,113	$381,692
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
54	Long	Canada 10 Year Bonds	September 2022	$ 5,176,833	$ 5,201,569	$ 24,736
7	Short	Euro Buxl 30 Year Bonds	September 2022	1,258,685	1,199,819	58,866
100	Short	Euro-Bund	September 2022	15,816,154	15,591,400	224,754
34	Short	Long Gilt	September 2022	4,774,069	4,717,428	56,641
209	Short	U.S. Treasury Ultra 10 Year Notes	September 2022	27,054,160	26,621,375	432,785
45	Short	U.S. Treasury Ultra Bonds	September 2022	7,109,548	6,945,469	164,079
						$961,861
						Unrealized (Depreciation)
32	Long	Australian 10 Year Bonds	September 2022	$ 2,629,001	$ 2,626,153	$ (2,848)
237	Short	U.S. Treasury 2 Year Notes	September 2022	49,554,554	49,773,703	(219,149)
4	Short	U.S. Treasury Long Bonds	September 2022	547,500	554,500	(7,000)
227	Short	U.S. Treasury 5 Year Notes	September 2022	25,398,055	25,480,751	(82,696)
141	Short	U.S. Treasury 10 Year Notes	September 2022	16,411,031	16,712,906	(301,875)
						$(613,568)
Net Unrealized Appreciation (Depreciation)						$ 348,293
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	EUR	489,000	USD	518,710	07/29/2022	$ 5,458	$ —
Citibank, N.A.	USD	519,351	MXN	10,491,000	09/21/2022	—	(5,108)
Deutsche Bank AG	USD	673,667	EUR	636,000	09/21/2022	—	(3,462)
Goldman Sachs International	BRL	10,010,000	USD	1,987,728	09/21/2022	117,092	—
JPMorgan Chase Bank, N.A.	USD	142,303	MXN	2,880,000	09/21/2022	—	(1,132)
Morgan Stanley & Co. International PLC	USD	614,251	EUR	585,000	09/21/2022	2,212	—
Royal Bank of Canada	MXN	49,880,000	USD	2,499,938	09/21/2022	54,940	—
State Street Bank & Trust Company	EUR	9,469,000	USD	10,209,273	09/21/2022	231,010	—
Toronto Dominion Bank	MXN	16,960,000	USD	849,295	09/21/2022	17,957	—
Unrealized Appreciation (Depreciation)						$ 428,669	$ (9,702)
BRL—Brazilian Real
EUR—Euro Currency
MXN—Mexican Peso
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$262,558,224	$ —	$262,558,224
Loans	—	8,244,493	—	8,244,493
Asset Backed Securities	—	43,644,728	—	43,644,728
Collateralized Mortgage Obligations	—	77,451,525	—	77,451,525
U.S. Government & Agency Obligations	—	556,994,674	—	556,994,674
Foreign Government Obligations:
Sovereign	—	17,159,095	220,815	17,379,910
Other Industries	—	316,030	—	316,030
Municipal Securities	—	3,561,193	—	3,561,193
Common Stocks:
Coal	—	23,101	—	23,101
Other Industries	—	—	22,117	22,117
Escrows and Litigation Trusts	—	—	25	25
Warrants	—	—	136	136
Short-Term Investments	12,154,284	—	—	12,154,284
Repurchase Agreements	—	2,725,000	—	2,725,000
Total Investments at Value	$12,154,284	$972,678,063	$243,093	$985,075,440
Other Financial Instruments:†
Swaps	$ —	$ 127,113	$ —	$ 127,113
Futures Contracts	961,861	—	—	961,861
Forward Foreign Currency Contracts	—	428,669	—	428,669
Total Other Financial Instruments	$ 961,861	$ 555,782	$ —	$ 1,517,643
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$ 613,568	$ —	$ —	$ 613,568
Forward Foreign Currency Contracts	—	9,702	—	9,702
Total Other Financial Instruments	$ 613,568	$ 9,702	$ —	$ 623,270
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 21.6%
Aerospace/Defense — 0.3%
Raytheon Technologies Corp.
4.13%, 11/16/2028	$ 1,720,000	$ 1,700,529
Airlines — 0.0%
British Airways Pass Through Trust
2.90%, 09/15/2036*	254,288	224,328
Auto Manufacturers — 1.0%
BMW US Capital LLC
3.25%, 04/01/2025*	947,000	936,256
General Motors Financial Co., Inc.
2.70%, 08/20/2027	2,490,000	2,194,330
Honda Motor Co., Ltd.
2.27%, 03/10/2025	2,130,000	2,050,656
Toyota Motor Credit Corp.
2.50%, 03/22/2024	1,253,000	1,232,810
		6,414,052
Banks — 9.1%
Banco Santander SA
4.18%, 03/24/2028	400,000	382,204
5.18%, 11/19/2025	1,400,000	1,400,767
Bank of America Corp.
2.88%, 10/22/2030	755,000	660,797
3.38%, 04/02/2026	720,000	698,495
3.42%, 12/20/2028	1,406,000	1,311,468
4.18%, 11/25/2027	7,000,000	6,813,705
Bank of Ireland Group PLC
2.03%, 09/30/2027*	600,000	521,484
Bank of Montreal
3.70%, 06/07/2025	359,000	356,102
Bank of New York Mellon Corp.
3.43%, 06/13/2025	1,255,000	1,245,932
Bank of Nova Scotia
3.45%, 04/11/2025	615,000	606,465
Barclays PLC
2.28%, 11/24/2027	1,970,000	1,748,787
BNP Paribas SA
4.38%, 03/01/2033*	480,000	445,968
Canadian Imperial Bank of Commerce
3.30%, 04/07/2025	1,320,000	1,295,682
Citigroup, Inc.
3.07%, 02/24/2028	380,000	352,742
3.52%, 10/27/2028	600,000	561,482
Commonwealth Bank of Australia
3.61%, 09/12/2034*	740,000	659,960
Deutsche Bank AG
2.31%, 11/16/2027	1,100,000	950,550
3.96%, 11/26/2025	3,000,000	2,901,061
Discover Bank
4.68%, 08/09/2028	2,400,000	2,334,248
DNB Bank ASA
2.97%, 03/28/2025*	1,450,000	1,419,982
Fifth Third Bancorp
4.06%, 04/25/2028	518,000	505,443
First-Citizens Bank & Trust Co.
3.93%, 06/19/2024	1,435,000	1,426,374
Goldman Sachs Group, Inc.
1.76%, 01/24/2025	2,508,000	2,414,216
1.95%, 10/21/2027	3,770,000	3,356,918
3.81%, 04/23/2029	550,000	519,424
HSBC Holdings PLC
1.16%, 11/22/2024	3,000,000	2,865,956
Security Description	Shares or Principal Amount	Value

Banks (continued)
2.80%, 05/24/2032	$ 425,000	$ 349,932
4.18%, 12/09/2025	1,045,000	1,030,574
JPMorgan Chase & Co.
1.58%, 04/22/2027	4,235,000	3,773,299
2.07%, 06/01/2029	1,245,000	1,071,897
2.52%, 04/22/2031	685,000	584,842
2.55%, 11/08/2032	352,000	292,212
2.95%, 02/24/2028	1,428,000	1,324,892
4.08%, 04/26/2026	428,000	422,261
Morgan Stanley
0.53%, 01/25/2024	1,835,000	1,799,211
0.79%, 05/30/2025	685,000	639,116
2.48%, 09/16/2036	260,000	200,475
National Australia Bank, Ltd.
2.33%, 08/21/2030*	495,000	398,909
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	278,000	269,416
Societe Generale SA
4.35%, 06/13/2025*	580,000	578,927
Swedbank AB
3.36%, 04/04/2025*	200,000	196,500
Toronto-Dominion Bank
4.11%, 06/08/2027	1,040,000	1,030,103
4.46%, 06/08/2032	394,000	390,778
Truist Financial Corp.
4.12%, 06/06/2028	284,000	280,589
UBS Group AG
1.49%, 08/10/2027*	2,300,000	2,015,280
4.49%, 05/12/2026*	948,000	945,942
UniCredit SpA
7.83%, 12/04/2023*	2,375,000	2,456,691
US Bancorp
2.49%, 11/03/2036	1,960,000	1,601,563
Wells Fargo & Co.
3.53%, 03/24/2028	444,000	421,140
		59,830,761
Commercial Services — 0.0%
Global Payments, Inc.
3.75%, 06/01/2023	305,000	302,843
Computers — 0.1%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	630,000	654,626
Cosmetics/Personal Care — 0.2%
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025*	1,444,000	1,407,458
Diversified Finan Serv — 1.3%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
1.15%, 10/29/2023	926,000	882,817
3.00%, 10/29/2028	1,315,000	1,109,694
6.50%, 07/15/2025	980,000	1,003,606
Air Lease Corp.
2.88%, 01/15/2026	1,078,000	990,606
Antares Holdings LP
3.95%, 07/15/2026*	1,500,000	1,303,613
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	1,050,000	859,082
BOC Aviation USA Corp.
1.63%, 04/29/2024*	1,968,000	1,886,623

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Finan Serv (continued)
Capital One Financial Corp.
4.93%, 05/10/2028	$ 223,000	$ 221,167
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	216,000	213,542
		8,470,750
Electric — 1.0%
Ameren Corp.
1.95%, 03/15/2027	2,090,000	1,878,251
CenterPoint Energy, Inc.
2.65%, 06/01/2031	500,000	426,931
Dominion Energy, Inc.
1.45%, 04/15/2026	1,920,000	1,738,291
Duke Energy Florida LLC
1.75%, 06/15/2030	600,000	498,592
Duke Energy Progress LLC
2.00%, 08/15/2031	1,150,000	955,033
Sempra Energy
3.25%, 06/15/2027	330,000	313,457
3.30%, 04/01/2025	726,000	709,866
		6,520,421
Entertainment — 0.1%
Magallanes, Inc.
3.64%, 03/15/2025*	589,000	570,935
3.76%, 03/15/2027*	449,000	421,136
		992,071
Food — 0.1%
Mondelez International, Inc.
2.13%, 03/17/2024	584,000	569,644
Healthcare-Products — 0.6%
Thermo Fisher Scientific, Inc.
1.22%, 10/18/2024	4,000,000	3,793,307
Healthcare-Services — 0.8%
HCA, Inc.
3.13%, 03/15/2027*	2,097,000	1,907,873
Roche Holdings, Inc.
2.31%, 03/10/2027*	3,800,000	3,562,238
		5,470,111
Home Builders — 0.2%
Lennar Corp.
4.75%, 05/30/2025	1,250,000	1,249,331
Insurance — 1.0%
Aon Corp.
4.50%, 12/15/2028	660,000	654,631
Athene Global Funding
1.99%, 08/19/2028*	535,000	445,007
3.21%, 03/08/2027*	2,455,000	2,234,480
Brighthouse Financial Global Funding
2.00%, 06/28/2028*	360,000	310,882
Global Atlantic Fin Co.
3.13%, 06/15/2031*	385,000	307,069
Sammons Financial Group, Inc.
3.35%, 04/16/2031*	2,300,000	1,905,943
4.75%, 04/08/2032*	287,000	262,094
SBL Holdings, Inc.
5.13%, 11/13/2026*	533,000	517,680
		6,637,786
Security Description	Shares or Principal Amount	Value

Investment Companies — 1.0%
Ares Capital Corp.
3.50%, 02/10/2023	$ 1,490,000	$ 1,483,431
4.20%, 06/10/2024	690,000	678,016
Blackstone Private Credit Fund
3.25%, 03/15/2027*	585,000	496,691
FS KKR Capital Corp.
4.25%, 02/14/2025*	190,000	179,269
Golub Capital BDC, Inc.
2.50%, 08/24/2026	265,000	222,092
Main Street Capital Corp.
3.00%, 07/14/2026	245,000	214,040
5.20%, 05/01/2024	1,042,000	1,039,657
Owl Rock Capital Corp.
3.40%, 07/15/2026	2,750,000	2,418,252
		6,731,448
Media — 0.3%
Discovery Communications LLC
4.65%, 05/15/2050	420,000	332,182
Paramount Global
4.38%, 03/15/2043	520,000	404,043
4.95%, 01/15/2031	345,000	329,325
Time Warner Cable LLC
4.50%, 09/15/2042	1,135,000	890,124
		1,955,674
Pharmaceuticals — 0.7%
AbbVie, Inc.
2.95%, 11/21/2026	2,450,000	2,323,816
CVS Health Corp.
1.30%, 08/21/2027	2,675,000	2,308,634
		4,632,450
Pipelines — 0.6%
Enbridge, Inc.
1.60%, 10/04/2026	1,980,000	1,765,238
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	235,000	239,857
5.88%, 06/30/2026	1,360,000	1,407,805
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	400,000	360,073
		3,772,973
Private Equity — 0.1%
Hercules Capital, Inc.
2.63%, 09/16/2026	505,000	436,420
REITS — 0.7%
American Tower Corp.
3.65%, 03/15/2027	393,000	373,729
3.95%, 03/15/2029	145,000	135,291
Broadstone Net Lease LLC
2.60%, 09/15/2031	270,000	220,801
LXP Industrial Trust
2.38%, 10/01/2031	380,000	294,648
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/2031	355,000	275,422
Rexford Industrial Realt
2.15%, 09/01/2031	865,000	681,801
Safehold Operating Partnership LP
2.85%, 01/15/2032	815,000	654,955
SBA Tower Trust
3.45%, 03/15/2048*	1,772,000	1,757,202

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
STORE Capital Corp.
2.70%, 12/01/2031	$ 100,000	$ 80,289
		4,474,138
Retail — 0.3%
Home Depot, Inc.
2.70%, 04/15/2025	800,000	785,625
Lowe's Cos, Inc.
3.35%, 04/01/2027	1,289,000	1,242,216
		2,027,841
Semiconductors — 0.6%
Broadcom, Inc.
4.00%, 04/15/2029*	1,215,000	1,128,551
Intel Corp.
3.20%, 08/12/2061	786,000	576,857
KLA Corp.
4.65%, 07/15/2032	273,000	279,199
Qorvo, Inc.
3.38%, 04/01/2031*	218,000	171,422
4.38%, 10/15/2029	1,687,000	1,483,581
		3,639,610
Software — 0.3%
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	1,030,000	1,013,981
VMware, Inc.
3.90%, 08/21/2027	920,000	884,227
		1,898,208
Telecommunications — 1.1%
AT&T, Inc.
3.55%, 09/15/2055	340,000	256,435
4.35%, 03/01/2029	2,935,000	2,895,719
4.50%, 05/15/2035	376,000	357,661
4.55%, 03/09/2049	630,000	576,233
4.90%, 08/15/2037	686,000	685,803
Telefonica Emisiones SAU
4.90%, 03/06/2048	1,230,000	1,053,924
Verizon Communications, Inc.
4.33%, 09/21/2028	920,000	915,763
4.86%, 08/21/2046	415,000	412,565
		7,154,103
Water — 0.1%
Essential Utilities, Inc.
2.70%, 04/15/2030	530,000	462,060
Total Corporate Bonds & Notes (cost $149,189,957)		141,422,943
ASSET BACKED SECURITIES — 9.3%
Other Asset Backed Securities — 9.3%
Aligned Data Centers Issuer LLC
Series 2021-1A, Class B 2.48%, 08/15/2046*	2,500,000	2,133,442
Applebee's Funding LLC/IHOP Funding LLC
Series 2019-1A, Class A2I 4.19%, 06/05/2049*	2,128,500	2,065,030
Barings CLO, Ltd. FRS
Series 2018-3A, Class B1 2.51%, (3 ML+1.45%), 07/20/2029*	3,000,000	2,893,002
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2017-1A, Class C 3.44%, (3 ML+2.40%), 07/18/2029*	$ 3,000,000	$ 2,875,542
Bean Creek CLO, Ltd. FRS
Series 2015-1A, Class AR 2.08%, (3 ML+1.02%), 04/20/2031*	2,770,000	2,712,705
Series 2015-1A, Class BR 2.51%, (3 ML+1.45%), 04/20/2031*	3,115,000	2,971,869
CLI Funding VI LLC
Series 2020-3A, Class A 2.07%, 10/18/2045*	3,008,573	2,716,123
CLI Funding VIII LLC
Series 2021-1A, Class A 1.64%, 02/18/2046*	1,732,619	1,529,903
Cologix Data Centers US Issuer LLC
Series 2021-1A, Class A2 3.30%, 12/26/2051*	2,175,000	2,002,567
DB Master Finance LLC
Series 2019-1A, Class A2II 4.02%, 05/20/2049*	2,108,380	2,033,088
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.12%, 07/25/2047*	2,727,918	2,606,844
FS Rialto FRS
Series 2019-FL1, Class B 3.41%, (1 ML+1.90%), 12/16/2036*	2,000,000	1,954,416
Greenwood Park CLO, Ltd. FRS
Series 2018-1A, Class A1 2.07%, (3 ML+1.03%), 04/15/2031*	3,000,000	2,939,538
KKR Static CLO I, Ltd. FRS
Series 2022-1A, Class B Zero Coupon, (TSFR3M+2.60%), 07/20/2031*	2,000,000	2,000,000
Octagon Investment Partners XV, Ltd. FRS
Series 2013-1A, Class CRR 3.04%, (3 ML+2.00%), 07/19/2030*	1,675,000	1,556,187
Octagon Investment Partners XXI, Ltd. FRS
Series 2014-1A, Class A2R3 2.81%, (3 ML+1.40%), 02/14/2031*	2,000,000	1,889,948
Palmer Square CLO, Ltd. FRS
Series 2014-1A, Class A1R2 2.17%, (3 ML+1.13%), 01/17/2031*	3,000,000	2,944,080
Series 2018-2A, Class A2 2.69%, (3 ML+1.65%), 07/16/2031*	2,000,000	1,900,208
Palmer Square Loan Funding, Ltd. FRS
Series 2019-4A, Class B 3.28%, (3 ML+2.10%), 10/24/2027*	2,000,000	1,923,168
Series 2019-3A, Class B 3.58%, (3 ML+2.10%), 08/20/2027*	2,500,000	2,431,360
Rockford Tower CLO, Ltd. FRS
Series 2017-2A, Class BR 2.54%, (3 ML+1.50%), 10/15/2029*	3,053,000	2,967,260
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class C 3.94%, 10/20/2038*	1,183,070	1,137,052
Stack Infrastructure Issuer LLC
Series 2019-1A, Class A2 4.54%, 02/25/2044*	1,933,333	1,918,572
Stonepeak
Series 2021-1A, Class AA 2.30%, 02/28/2033*	1,793,647	1,672,576

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Stratus CLO, Ltd. FRS
Series 2021-1A, Class A 1.86%, (3 ML+0.80%), 12/29/2029*	$ 2,288,114	$ 2,246,722
Tricon Residential Trust
Series 2022-SFR1, Class D 4.75%, 04/17/2039*	3,000,000	2,888,256
Wellfleet CLO, Ltd.
Series 2022-1A, Class B2 4.78%, 04/15/2034*	1,750,000	1,736,924
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	203,975	181,228
Total Asset Backed Securities (cost $62,701,911)		60,827,610
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.4%
Commercial and Residential — 8.8%
Angel Oak Mtg. Trust I LLC VRS
Series 2019-1, Class M1 4.50%, 11/25/2048*(1)	2,000,000	1,979,223
BANK VRS
Series 2020-BN29, Class XA 1.45%, 11/15/2053(1)(2)	7,137,088	581,315
BDS 2020-FL6, Ltd. FRS
Series 2020-FL6, Class C 3.16%, (SOFR30A+2.36%), 09/15/2035*	2,153,500	2,089,181
Bellemeade Re, Ltd. FRS
Series 2019-3A, Class M1C 3.57%, (1 ML+1.95%), 07/25/2029*	3,000,000	2,943,273
Series 2017-1, Class M2 4.97%, (1 ML+3.35%), 10/25/2027*	1,398,627	1,398,708
BX Commercial Mtg. Trust VRS
Series 2020-VIV2, Class C 3.66%, 03/09/2044*(1)	2,728,000	2,287,932
BX Trust
Series 2019-OC11, Class A 3.20%, 12/09/2041*	2,700,000	2,417,079
CHNGE Mtg. Trust VRS
Series 2022-3, Class A1 5.00%, 05/25/2067*(1)	1,400,000	1,369,587
Commercial Mtg. Trust
Series 2015-CR23, Class ASB 3.26%, 05/10/2048	2,329,700	2,317,089
CSMC Trust FRS
Series 2019-ICE4, Class D 2.92%, (1 ML+1.60%), 05/15/2036*	3,000,000	2,916,897
CSMC Trust VRS
Series 2022-NQM2, Class A3 4.00%, 02/25/2067*(1)	3,600,650	3,364,479
DBJPM Mtg. Trust
Series 2016-C1, Class AM 3.54%, 05/10/2049	2,961,000	2,849,653
Deephaven Residential Mtg. Trust
Series 2020-2, Class A3 2.86%, 05/25/2065*	2,100,000	2,081,217
Extended Stay America Trust FRS
Series 2021-ESH, Class E 4.18%, (1 ML+2.85%), 07/15/2038*	2,453,898	2,345,300
InTown Hotel Portfolio Trust FRS
Series 2018-STAY, Class C 2.98%, (1 ML+1.65%), 01/15/2033*	1,740,000	1,715,904
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
JPMorgan Chase Commercial Mtg. Securities Trust
Series 2018-AON, Class A 4.13%, 07/05/2031*	$ 2,899,000	$ 2,852,456
JPMorgan Mtg. Trust VRS
Series 2022-LTV1, Class A3 3.52%, 07/25/2052*(1)	2,578,651	2,237,696
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(1)	380,886	352,975
MTN Commercial Mtg. Trust FRS
Series 2022-LPFL, Class D 4.22%, (TSFR1M+2.94%), 03/15/2039*	2,973,000	2,824,528
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(1)	125,793	119,732
Series 2020-3, Class A1 1.49%, 04/25/2065*(1)	1,027,092	999,832
Traingle Re, Ltd. FRS
Series 2021-1, Class M1C 5.02%, (1 ML+3.40%), 08/25/2033*	2,379,523	2,377,570
Verus Securitization Trust
Series 2020-1, Class A3 2.72%, 01/25/2060*(3)	2,801,181	2,745,656
Verus Securitization Trust VRS
Series 2021-2, Class A1 1.03%, 02/25/2066*(1)	341,303	308,806
Series 2019-INV2, Class M1 3.50%, 07/25/2059*(1)	3,253,000	3,243,848
Series 2022-3, Class A3 4.13%, 02/25/2067*(1)	3,378,344	3,293,787
Vista Point Securitization Trust VRS
Series 2020-1, Class A2 2.77%, 03/25/2065*(1)	3,500,000	3,470,951
		57,484,674
U.S. Government Agency — 1.6%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2021-DNA2, Class M1 1.73%, (SOFR30A+0.80%), 08/25/2033*	807,868	802,661
Series 2018-HRP2, Class M3AS 2.62%, (1 ML+1.00%), 02/25/2047*	1,950,000	1,917,170
Series 2022-DNA3, Class M1A 2.93%, (SOFR30A+2.00%), 04/25/2042*	1,619,700	1,594,268
Series 2020-HQA3, Class M2 5.22%, (1 ML+3.60%), 07/25/2050*	745,328	744,856
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2017-C07, Class 1EB2 2.62%, (1 ML+1.00%), 05/25/2030	1,397,362	1,389,483
Series 2017-C01, Class 1EB1 2.87%, (1 ML+1.25%), 07/25/2029	1,136,039	1,133,021
Series 2017-C02, Class 2ED3 2.97%, (1 ML+1.35%), 09/25/2029	1,585,876	1,576,195
Series 2022-R03, Class 1M1 3.03%, (SOFR30A+2.10%), 03/25/2042*	874,435	858,992

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2022-R06, Class 1M1 3.70%, (SOFR30A+2.75%), 05/25/2042*	$ 829,523	$ 827,433
Series 2019-R03, Class 1M2 3.77%, (1 ML+2.15%), 09/25/2031*	55,069	54,969
		10,899,048
Total Collateralized Mortgage Obligations (cost $70,056,915)		68,383,722
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.6%
U.S. Government — 55.2%
United States Treasury Bonds TIPS
0.13%, 02/15/2051 to 02/15/2052(4)	9,498,167	7,539,526
0.25%, 02/15/2050(4)	6,519,874	5,239,521
0.63%, 02/15/2043(4)	12,572,500	11,265,811
0.75%, 02/15/2042 to 02/15/2045(4)	34,605,976	31,797,638
0.88%, 02/15/2047(4)	12,309,786	11,549,200
1.00%, 02/15/2046 to 02/15/2049(4)	19,904,375	19,211,080
2.13%, 02/15/2041(4)	12,473,433	14,650,437
United States Treasury Notes TIPS
0.13%, 10/15/2024(4)(5)	7,886,480	7,944,858
0.13%, 10/15/2026 to 01/15/2032(4)	159,077,703	154,234,480
0.25%, 07/15/2029(4)	33,900,900	32,977,233
0.38%, 01/15/2027(4)	2,393,240	2,388,441
0.50%, 01/15/2028(4)	7,816,240	7,782,450
0.75%, 07/15/2028(4)	15,039,112	15,192,441
0.88%, 01/15/2029(4)	39,042,040	39,509,095
		361,282,211
U.S. Government Agency — 1.4%
Federal Home Loan Mtg. Corp.
6.25%, 07/15/2032	3,500,000	4,358,042
Federal National Mtg. Assoc.
6.63%, 11/15/2030	4,000,000	4,954,587
		9,312,629
Total U.S. Government & Agency Obligations (cost $418,869,628)		370,594,840
ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc. †(6) (cost $0)	233	259
Total Long-Term Investment Securities (cost $700,818,411)		641,229,374
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.7%
Unaffiliated Investment Companies — 4.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.43%(7) (cost $30,833,431)	30,833,431	$ 30,833,431
TOTAL INVESTMENTS (cost $731,651,842)	102.6%	672,062,805
Other assets less liabilities	(2.6)	(17,118,667)
NET ASSETS	100.0%	$654,944,138
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA American Century Inflation Protection Portfolio has no right to demand registration of these securities. At June 30, 2022, the aggregate value of these securities was $151,800,051 representing 23.2% of net assets.
†	Non-income producing security
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Interest Only
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of June 30, 2022.
(4)	Principal amount of security is adjusted for inflation.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	Securities classified as Level 3 (see Note 1).
(7)	The rate shown is the 7-day yield as of June 30, 2022.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at June 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	10,000,000	USD	Fixed 3.445%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$ 536	$ (127,404)	$ (126,868)
Centrally Cleared	50,000,000	USD	Fixed 3.538	12-Month USA CPI	Maturity	Maturity	Mar 2027	758	(643,909)	(643,151)
Centrally Cleared	50,000,000	USD	Fixed 3.540	12-Month USA CPI	Maturity	Maturity	Mar 2027	758	(650,209)	(649,451)
Centrally Cleared	25,000,000	USD	Fixed 3.710	12-Month USA CPI	Maturity	Maturity	Mar 2027	619	(587,916)	(587,297)
Centrally Cleared	10,000,000	USD	Fixed 3.060	12-Month USA CPI	Maturity	Maturity	Mar 2032	591	(221,656)	(221,065)
Centrally Cleared	20,000,000	USD	Fixed 3.040	12-Month USA CPI	Maturity	Maturity	Mar 2032	695	(391,099)	(390,404)
Centrally Cleared	15,000,000	USD	Fixed 3.125	12-Month USA CPI	Maturity	Maturity	Mar 2032	644	(438,826)	(438,182)
Centrally Cleared	25,000,000	USD	Fixed 3.990	12-Month USA CPI	Maturity	Maturity	Jun 2024	584	(171,914)	(171,330)
								$5,185	$(3,232,933)	$(3,227,748)

Seasons Series Trust SA American Century Inflation Protection Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$ —	$141,422,943	$ —	$141,422,943
Asset Backed Securities	—	60,827,610	—	60,827,610
Collateralized Mortgage Obligations	—	68,383,722	—	68,383,722
U.S. Government & Agency Obligations	—	370,594,840	—	370,594,840
Escrows and Litigation Trusts	—	—	259	259
Short-Term Investments	30,833,431	—	—	30,833,431
Total Investments at Value	$30,833,431	$641,229,115	$259	$672,062,805
LIABILITIES:
Other Financial Instruments:†
Swaps	$ —	$ 3,232,933	$ —	$ 3,232,933
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.6%
Aerospace/Defense — 2.9%
Raytheon Technologies Corp.	91,362	$ 8,780,802
Agriculture — 3.6%
Philip Morris International, Inc.	109,132	10,775,694
Airlines — 2.5%
Southwest Airlines Co.†	210,018	7,585,850
Banks — 14.0%
Bank of America Corp.	283,698	8,831,519
Citigroup, Inc.	162,379	7,467,810
JPMorgan Chase & Co.	69,336	7,807,927
Morgan Stanley	99,581	7,574,131
Wells Fargo & Co.	267,015	10,458,977
		42,140,364
Chemicals — 3.7%
FMC Corp.	105,225	11,260,127
Computers — 0.1%
EPAM Systems, Inc.†	1,488	438,633
Electric — 9.1%
AES Corp.	358,220	7,526,202
FirstEnergy Corp.	315,579	12,115,078
PG&E Corp.†	789,787	7,882,074
		27,523,354
Healthcare-Products — 2.4%
Baxter International, Inc.	114,801	7,373,668
Healthcare-Services — 5.7%
Centene Corp.†	117,257	9,921,115
Humana, Inc.	15,426	7,220,448
		17,141,563
Insurance — 3.9%
MetLife, Inc.	186,861	11,733,002
Machinery-Constr&Mining — 1.5%
Caterpillar, Inc.	25,421	4,544,258
Mining — 6.0%
Barrick Gold Corp.	541,900	9,586,211
Freeport-McMoRan, Inc.	291,326	8,524,199
		18,110,410
Oil & Gas — 5.1%
Chevron Corp.	41,133	5,955,236
Marathon Petroleum Corp.	114,807	9,438,283
		15,393,519
Oil & Gas Services — 1.7%
TechnipFMC PLC†	755,664	5,085,619
Pharmaceuticals — 7.1%
Bristol-Myers Squibb Co.	144,258	11,107,866
Cigna Corp.	38,761	10,214,299
		21,322,165
Security Description	Shares or Principal Amount	Value

Pipelines — 3.4%
Williams Cos., Inc.	323,798	$ 10,105,736
Retail — 3.7%
Lowe's Cos., Inc.	54,126	9,454,188
Qurate Retail, Inc., Series A	621,534	1,783,803
		11,237,991
Semiconductors — 5.4%
Applied Materials, Inc.	75,865	6,902,198
QUALCOMM, Inc.	73,748	9,420,569
		16,322,767
Software — 1.7%
Teradata Corp.†	136,045	5,035,025
Telecommunications — 11.3%
Cisco Systems, Inc.	205,915	8,780,216
Corning, Inc.	313,618	9,882,103
Verizon Communications, Inc.	301,282	15,290,061
		33,952,380
Transportation — 2.8%
CSX Corp.	175,241	5,092,504
Union Pacific Corp.	16,237	3,463,027
		8,555,531
Total Common Stocks (cost $229,926,377)		294,418,458
PREFERRED STOCKS — 0.3%
Retail — 0.3%
Qurate Retail, Inc. 8.00% (cost $2,937,133)	16,606	970,620
Total Long-Term Investment Securities (cost $232,863,510)		295,389,078
REPURCHASE AGREEMENTS — 2.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.24% dated 06/30/2022, to be repurchased 07/01/2022 in the amount of $6,466,220 and collateralized by $7,237,300 of United States Treasury Notes, bearing interest at 0.25% due 09/30/2025 and having an approximate value of $6,595,529 (cost $6,466,176)	$6,466,177	6,466,177
TOTAL INVESTMENTS (cost $239,329,686)	100.1%	301,855,255
Other assets less liabilities	(0.1)	(172,412)
NET ASSETS	100.0%	$301,682,843
†	Non-income producing security

Seasons Series Trust SA Columbia Focused Value Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$294,418,458	$ —	$—	$294,418,458
Preferred Stocks	970,620	—	—	970,620
Repurchase Agreements	—	6,466,177	—	6,466,177
Total Investments at Value	$295,389,078	$6,466,177	$—	$301,855,255
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES — 100.0%#(1)
Domestic Equity Investment Companies — 58.2%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	362,300	$ 7,332,950
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,322,541	13,992,487
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,235,570	19,262,536
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	152,506	1,994,776
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	320,711	5,471,326
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	396,987	4,573,291
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	270,466	4,795,371
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	275,622	14,715,456
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	179,955	2,908,067
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	404,541	5,619,076
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	691,590	14,959,098
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	163,361	2,950,305
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	199,906	3,752,242
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	448,299	3,223,268
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	563,540	12,696,557
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	322,296	5,105,171
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	472,375	17,577,080
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	355,647	6,419,420
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	601,188	13,003,702
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	635,353	18,977,992
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	417,079	7,265,511
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	904,080	12,232,196
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	263,416	3,303,237
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	259,140	2,982,697
Total Domestic Equity Investment Companies (cost $225,995,158)		205,113,812
International Equity Investment Companies — 21.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,417,035	19,167,088
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	269,911	$ 3,713,980
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	670,547	9,796,686
SunAmerica Series Trust SA International Index Portfolio, Class 1	378,714	4,112,832
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	625,376	4,815,399
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,438,314	13,462,616
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	457,219	5,829,544
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,505,876	14,727,467
Total International Equity Investment Companies (cost $84,642,497)		75,625,612
Domestic Fixed Income Investment Companies — 20.4%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	418,194	3,989,572
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	1,503,957	15,430,594
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	199,277	2,044,586
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	644,711	7,646,268
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	873,449	8,507,393
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	632,793	6,251,994
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	1,471,471	12,272,069
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	966,116	4,627,695
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	820,893	11,320,119
Total Domestic Fixed Income Investment Companies (cost $80,752,419)		72,090,290
TOTAL INVESTMENTS (cost $391,390,074)	100.0%	352,829,714
Other assets less liabilities	(0.0)	(162,469)
NET ASSETS	100.0%	$352,667,245
#	The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
(1)	See Note 3.

Seasons Series Trust SA Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$352,829,714	$—	$—	$352,829,714
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES — 100.0%#(1)
Domestic Equity Investment Companies — 47.8%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	448,401	$ 9,075,630
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,353,411	14,319,092
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,297,304	20,224,966
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	172,384	2,254,783
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	272,826	4,654,404
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	375,522	4,326,015
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	297,688	5,278,002
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	280,015	14,949,977
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	227,790	3,681,083
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	453,599	6,300,494
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	797,328	17,246,215
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	170,378	3,077,034
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	237,000	4,448,496
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	448,233	3,222,795
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	611,768	13,783,130
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	365,253	5,785,612
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	518,410	19,290,019
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	366,092	6,607,967
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	553,955	11,982,058
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	623,009	18,609,288
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	528,639	9,208,891
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	924,758	12,511,972
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	262,264	3,288,786
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	276,845	3,186,482
Total Domestic Equity Investment Companies (cost $226,469,375)		217,313,191
Domestic Fixed Income Investment Companies — 35.8%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	658,407	6,281,202
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,848,406	$ 39,484,641
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	332,302	3,409,420
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	1,247,901	14,800,108
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,823,023	17,756,241
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,366,919	13,505,163
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,610,926	30,115,126
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,971,169	9,441,899
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	2,001,906	27,606,287
Total Domestic Fixed Income Investment Companies (cost $181,217,419)		162,400,087
International Equity Investment Companies — 16.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,379,636	18,870,517
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	232,265	3,195,959
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	673,818	9,844,480
SunAmerica Series Trust SA International Index Portfolio, Class 1	339,253	3,684,290
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	672,470	5,178,020
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,394,222	13,049,923
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	445,334	5,678,003
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	1,547,706	15,136,565
Total International Equity Investment Companies (cost $80,778,533)		74,637,757
TOTAL INVESTMENTS (cost $488,465,327)	100.0%	454,351,035
Other assets less liabilities	(0.0)	(205,553)
NET ASSETS	100.0%	$454,145,482
#	The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
(1)	See Note 3.

Seasons Series Trust SA Allocation Moderate Growth Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$454,351,035	$—	$—	$454,351,035
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES — 100.0%#(1)
Domestic Fixed Income Investment Companies — 45.8%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	421,590	$ 4,021,973
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,247,951	33,323,979
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	237,586	2,437,628
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	629,269	7,463,133
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,264,463	12,315,870
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,258,843	12,437,366
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,928,141	24,420,696
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,278,640	6,124,683
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,577,524	21,754,056
Total Domestic Fixed Income Investment Companies (cost $139,253,311)		124,299,384
Domestic Equity Investment Companies — 41.6%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	165,987	3,359,570
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	708,857	7,499,705
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	715,341	11,152,161
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	80,244	1,049,597
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	128,934	2,199,607
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	225,496	2,597,710
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	174,964	3,102,104
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	146,416	7,817,172
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	110,471	1,785,208
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	231,958	3,221,900
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	389,260	8,419,695
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	95,296	1,721,042
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	118,784	2,229,581
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	237,668	1,708,833
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	313,876	7,071,635
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	194,101	3,074,558
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	302,457	$ 11,254,433
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	191,032	3,448,132
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	277,547	6,003,348
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	306,889	9,166,770
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	283,269	4,934,547
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	472,757	6,396,398
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	161,900	2,030,231
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	140,540	1,617,618
Total Domestic Equity Investment Companies (cost $118,166,237)		112,861,555
International Equity Investment Companies — 12.6%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,160,538	9,203,071
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	79,167	1,089,334
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	312,498	4,565,589
SunAmerica Series Trust SA International Index Portfolio, Class 1	164,660	1,788,204
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	302,435	2,328,749
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	624,456	5,844,910
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	215,888	2,752,577
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	691,664	6,764,474
Total International Equity Investment Companies (cost $37,930,016)		34,336,908
TOTAL INVESTMENTS (cost $295,349,564)	100.0%	271,497,847
Other assets less liabilities	(0.0)	(133,336)
NET ASSETS	100.0%	$271,364,511
#	The Seasons Series Trust SA Allocation Moderate Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
(1)	See Note 3.

Seasons Series Trust SA Allocation Moderate Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$271,497,847	$—	$—	$271,497,847
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES — 100.0%#(1)
Domestic Fixed Income Investment Companies — 60.7%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	594,611	$ 5,672,591
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,906,382	40,079,477
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	267,911	2,748,770
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	413,681	4,906,256
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,428,354	13,912,164
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,312,948	12,971,926
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	3,678,573	30,679,300
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,042,191	4,992,094
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,987,557	27,408,414
Total Domestic Fixed Income Investment Companies (cost $160,722,371)		143,370,992
Domestic Equity Investment Companies — 30.5%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	110,065	2,227,722
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	438,036	4,634,422
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	410,142	6,394,115
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	55,169	721,610
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	88,887	1,516,411
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	134,166	1,545,595
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	125,820	2,230,783
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	95,020	5,073,129
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	73,081	1,180,989
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	166,871	2,317,832
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	255,960	5,536,412
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	56,376	1,018,147
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	90,370	1,696,236
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	156,284	1,123,683
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	196,452	4,426,071
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	127,928	2,026,374
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	194,630	$ 7,242,183
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	117,299	2,117,249
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	168,381	3,642,088
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	187,922	5,613,240
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	176,412	3,073,104
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	315,931	4,274,549
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	101,830	1,276,942
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	95,123	1,094,865
Total Domestic Equity Investment Companies (cost $77,073,975)		72,003,751
International Equity Investment Companies — 8.8%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	657,571	5,214,537
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	42,865	589,817
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	200,347	2,927,074
SunAmerica Series Trust SA International Index Portfolio, Class 1	96,106	1,043,709
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	176,207	1,356,792
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	382,266	3,578,010
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	119,282	1,520,849
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	459,555	4,494,445
Total International Equity Investment Companies (cost $22,939,451)		20,725,233
TOTAL INVESTMENTS (cost $260,735,797)	100.0%	236,099,976
Other assets less liabilities	(0.0)	(116,384)
NET ASSETS	100.0%	$235,983,592
#	The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
(1)	See Note 3.

Seasons Series Trust SA Allocation Balanced Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$236,099,976	$—	$—	$236,099,976
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited)

Note 1.    Security Valuation
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
Level 1 — Unadjusted quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)
Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of June 30, 2022, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.
Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.
Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in over the counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts on swaps (“swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.
The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
Derivative Instruments:
Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
Future contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).
Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or un-

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

derlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.
A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.
Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.
Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support pro-

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

vider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.
The following table represents the Portfolio’s objectives for using derivative instruments the for the period ended June 30, 2022:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Total Return Swap Contracts
SA Multi-Managed Growth	1,2	3	6	2	4,5	—
SA Multi-Managed Moderate Growth	1,2	3	6	—	4,5	—
SA Multi-Managed Income/Equity	2	3	6	2	4,5	—
SA Multi-Managed Income	2	3	6	2	4,5	—
SA Putnam Asset Allocation Diversified Growth	1,2	3	—	—	—	5
SA Multi-Managed Large Cap Growth	1	—	6	—	—	—
SA Multi-Managed Large Cap Value	1	3	—	—	—	—
SA Multi-Managed Mid Cap Growth	1	—	—	—	—	—
SA Multi-Managed Mid Cap Value	1	—	—	—	—	—
SA Multi-Managed Small Cap	1	—	—	—	—	—
SA Multi-Managed International Equity	1	—	—	—	—	—
SA Multi-Managed Diversified Fixed Income	2	3	—	—	4,5	—
SA American Century Inflation Protection	2	—	—	5	—	—

(1)  To manage exposures in certain securities markets.
(2)  To manage interest rate risk and the duration of the portfolio.
(3)  To manage foreign currency exchange rate risk.
(4)  To manage credit risk.
(5)  To manage against or gain exposure to certain securities and/or sectors.
(6)  To manage foreign currency risk resulting directly or indirectly from investments in equity holdings.
Note 2.    Repurchase Agreements
As of June 30, 2022, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth Portfolio	0.06%	$ 45,000
SA Multi-Managed Moderate Growth Portfolio	0.37	290,000
SA Multi-Managed Income/Equity Portfolio	0.17	135,000
SA Multi-Managed Income Portfolio	0.34	265,000
SA Multi-Managed Large Cap Value Portfolio	0.50	390,000
SA Multi-Managed Mid Cap Growth Portfolio	0.28	220,000
SA Multi-Managed Diversified Fixed Income Portfolio	0.71	550,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
Bank of America Securities LLC, dated June 30, 2022, bearing interest at a rate of 1.42% per annum, with a principal amount of $77,345,000, a repurchase price of $77,348,051, and a maturity date of July 1, 2022. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.75%	04/30/2026	$85,870,000	$78,871,595

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

As of June 30, 2022, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth Portfolio	0.06%	$ 45,000
SA Multi-Managed Moderate Growth Portfolio	0.37	280,000
SA Multi-Managed Income/Equity Portfolio	0.17	130,000
SA Multi-Managed Income Portfolio	0.34	255,000
SA Multi-Managed Large Cap Value Portfolio	0.50	375,000
SA Multi-Managed Mid Cap Growth Portfolio	0.28	210,000
SA Multi-Managed Diversified Fixed Income Portfolio	0.71	535,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
Barclays Capital, Inc., dated June 30, 2022, bearing interest at a rate of 1.47% per annum, with a principal amount of $75,000,000, a repurchase price of $75,003,063, and a maturity date of July 1, 2022. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.75%	11/15/2047	$85,475,000	$76,279,470
As of June 30, 2022, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth Portfolio	0.06%	$ 40,000
SA Multi-Managed Moderate Growth Portfolio	0.38	245,000
SA Multi-Managed Income/Equity Portfolio	0.18	115,000
SA Multi-Managed Income Portfolio	0.34	220,000
SA Multi-Managed Large Cap Value Portfolio	0.50	325,000
SA Multi-Managed Mid Cap Growth Portfolio	0.28	180,000
SA Multi-Managed Diversified Fixed Income Portfolio	0.71	460,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
BNP Paribas SA, dated June 30, 2022, bearing interest at a rate of 1.45% per annum, with a principal amount of $65,000,000, a repurchase price of $65,002,618, and a maturity date of July 1, 2022. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.25%	08/15/2046	$81,377,100	$66,356,515
As of June 30, 2022, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth Portfolio	0.07%	$ 55,000
SA Multi-Managed Moderate Growth Portfolio	0.39	320,000
SA Multi-Managed Income/Equity Portfolio	0.18	150,000
SA Multi-Managed Income Portfolio	0.36	295,000
SA Multi-Managed Large Cap Value Portfolio	0.52	425,000
SA Multi-Managed Mid Cap Growth Portfolio	0.30	245,000
SA Multi-Managed Diversified Fixed Income Portfolio	0.73	595,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
Deutsche Bank AG, dated June 30, 2022, bearing interest at a rate of 1.45% per annum, with a principal amount of $82,000,000, a repurchase price of $82,003,303, and a maturity date of July 1, 2022. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.50%	04/30/2027	$94,825,000	$83,559,216

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

As of June 30, 2022, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Multi-Managed Growth Portfolio	0.06%	$ 50,000
SA Multi-Managed Moderate Growth Portfolio	0.37	305,000
SA Multi-Managed Income/Equity Portfolio	0.18	145,000
SA Multi-Managed Income Portfolio	0.34	280,000
SA Multi-Managed Large Cap Value Portfolio	0.51	415,000
SA Multi-Managed Mid Cap Growth Portfolio	0.28	230,000
SA Multi-Managed Diversified Fixed Income Portfolio	0.71	585,000
As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
RBS Securities, Inc., dated June 30, 2022, bearing interest at a rate of 1.46% per annum, with a principal amount of $82,000,000 a repurchase price of $82,003,326, and a maturity date of July 1, 2022. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.75%	05/31/2029	$50,000,000	$48,819,587
U.S. Treasury Notes	2.75	11/15/2023	34,865,000	34,858,072
Note 3.    Transactions with Affiliates:
As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various portfolios of the Seasons Series Trust, SunAmerica Series Trust or Anchor Series Trust and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended June 30, 2022, transactions in these securities were as follows:
SA Multi-Managed Large Cap Value Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2022
American International Group, Inc.	$ 3,452	$—	$ 694,989	$—	$ 54,128	$ (2,605)	$ (124,451)	$513,805
SA Allocation Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2022
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	$ —	$ —	$ 2,330,136	$ 1,894,844	$ 31,265	$ (111)	$ (204,032)	$ 3,989,572
SA Columbia Focused Value Portfolio, Class 1	—	—	9,160,296	239,185	878,323	110,726	(1,298,934)	7,332,950
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	11,304,682	4,951,399	154,466	(27,156)	(643,865)	15,430,594
SA Multi-Managed International Equity Portfolio, Class 1	—	—	21,834,004	681,676	223,220	(34,393)	(3,090,979)	19,167,088
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	22,925,544	532,011	4,469,086	(124,048)	(4,871,934)	13,992,487
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	22,532,961	657,758	1,715,388	266,496	(2,479,291)	19,262,536
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,537,562	71,756	23,497	(7,065)	(583,980)	1,994,776
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	6,215,555	185,367	60,700	11,378	(880,274)	5,471,326
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	5,259,970	155,470	50,910	(6,698)	(784,541)	4,573,291
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	9,349,968	190,253	2,958,033	(355,438)	(1,431,379)	4,795,371
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	—	—	16,544,227	1,390,328	160,562	41,763	(3,100,300)	14,715,456
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	3,364,286	95,674	31,329	13,571	(534,135)	2,908,067
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	72,906	1,987,262	11,652	(430)	(3,500)	2,044,586
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	3,628,337	522,652	31,159	168	(406,018)	3,713,980
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	11,333,213	297,150	3,293,147	(343,052)	(347,896)	7,646,268

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

SA Allocation Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2022
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	$—	$—	$ 6,105,242	$ 658,192	$ 57,727	$ 4,002	$ (1,090,633)	$ 5,619,076
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	11,724,813	438,304	144,462	4,736	(2,226,705)	9,796,686
SA Fixed Income Index Portfolio, Class 1	—	—	11,486,062	309,475	2,798,014	(116,478)	(373,652)	8,507,393
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	8,413,424	234,261	2,224,453	(105,767)	(65,471)	6,251,994
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	17,920,651	514,246	1,668,394	116,608	(1,924,013)	14,959,098
SA Franklin Small Company Value Portfolio, Class 1	—	—	3,389,447	95,673	31,329	12,319	(515,805)	2,950,305
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	—	—	4,083,114	113,613	37,203	8,897	(416,179)	3,752,242
SA International Index Portfolio, Class 1	—	—	4,649,442	131,552	43,078	2,045	(627,129)	4,112,832
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	4,045,721	141,417	46,776	(9,598)	(907,496)	3,223,268
SA Invesco Main Street Large Cap Portfolio, Class 1	—	—	14,930,218	418,572	137,065	7,880	(2,523,048)	12,696,557
SA Janus Focused Growth Portfolio, Class 1	—	—	9,888,186	204,902	3,162,674	708,046	(2,533,289)	5,105,171
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	5,870,023	183,389	485,870	(13,707)	(738,436)	4,815,399
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	20,361,920	586,001	1,571,891	152,976	(1,951,926)	17,577,080
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	10,894,557	2,076,069	123,770	(10,929)	(563,858)	12,272,069
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	7,899,702	257,123	84,197	(1,407)	(1,651,801)	6,419,420
SA Large Cap Growth Index Portfolio, Class 1	—	—	8,613,762	7,422,557	147,839	50,594	(2,935,372)	13,003,702
SA Large Cap Index Portfolio, Class 1	—	—	22,160,996	639,818	209,513	62,248	(3,675,557)	18,977,992
SA Large Cap Value Index Portfolio, Class 1	—	—	8,242,354	227,225	274,407	56,927	(986,588)	7,265,511
SA MFS Blue Chip Growth, Class 1	—	—	9,268,858	5,791,839	134,995	18,574	(2,712,080)	12,232,196
SA Mid Cap Index Portfolio, Class 1	—	—	3,826,751	107,633	35,245	5,746	(601,648)	3,303,237
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	14,923,952	466,409	152,729	(11,793)	(1,763,223)	13,462,616
SA PIMCO RAE International Value Portfolio, Class 1	—	—	6,421,955	143,511	46,994	(452)	(688,476)	5,829,544
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	5,048,501	155,470	50,910	(3,174)	(522,192)	4,627,695
SA Putnam International Growth and Income Portfolio, Class 1	—	—	16,394,160	466,409	152,729	(8,329)	(1,972,044)	14,727,467
SA Small Cap Index Portfolio, Class 1	—	—	3,523,478	107,633	35,245	5,224	(618,393)	2,982,697
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	11,562,098	370,139	120,893	(18,224)	(473,001)	11,320,119
	$ —	$ —	$400,043,034	$36,114,217	$28,071,139	$ 462,675	$(55,719,073)	$352,829,714
†	Includes reinvestment of distributions paid.
SA Allocation Moderate Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31 , 2022	Cost of Purchases †	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30 , 2022
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	$ —	$ —	$ 2,247,086	$ 4,425,399	$ 109,336	$ (893)	$ (281,054)	$ 6,281,202
SA Columbia Focused Value Portfolio, Class 1	—	—	10,653,899	40,518	175,442	20,640	(1,463,985)	9,075,630
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	42,490,232	199,562	866,689	(104,173)	(2,234,291)	39,484,641
SA Multi-Managed International Equity Portfolio, Class 1	—	—	22,368,242	106,063	459,245	75,424	(3,219,967)	18,870,517
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	24,436,997	88,192	4,965,923	(253,377)	(4,986,797)	14,319,092
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	23,938,392	107,254	1,464,405	(62,185)	(2,294,090)	20,224,966
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,982,931	13,109	56,761	(14,365)	(670,131)	2,254,783
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	5,490,517	25,026	108,361	7,584	(760,362)	4,654,404
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	5,166,257	22,643	98,041	12,886	(777,730)	4,326,015
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	10,593,664	33,814	3,338,443	(246,054)	(1,764,979)	5,278,002
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	—	—	18,555,644	83,421	361,204	86,088	(3,413,972)	14,949,977

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

SA Allocation Moderate Growth Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31 , 2022	Cost of Purchases †	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30 , 2022
SA AB Small & Mid Cap Value Portfolio, Class 1	$—	$—	$ 4,417,126	$ 19,068	$ 82,561	$ 35,985	$ (708,535)	$ 3,681,083
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	155,253	3,312,597	52,677	(1,977)	(3,776)	3,409,420
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	3,416,093	201,849	47,357	(1,979)	(372,647)	3,195,959
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	16,802,858	76,634	1,028,623	(40,944)	(1,009,817)	14,800,108
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	6,923,614	730,003	133,783	9,289	(1,228,629)	6,300,494
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	12,356,262	66,666	281,885	14,314	(2,310,877)	9,844,480
SA Fixed Income Index Portfolio, Class 1	—	—	18,867,252	89,222	386,993	(9,441)	(803,799)	17,756,241
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	16,381,746	69,175	2,607,794	(50,384)	(287,580)	13,505,163
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	20,647,044	86,995	1,376,684	59,120	(2,170,260)	17,246,215
SA Franklin Small Company Value Portfolio, Class 1	—	—	3,663,688	15,493	67,081	26,570	(561,636)	3,077,034
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	—	—	5,007,803	20,260	87,721	21,142	(512,988)	4,448,496
SA International Index Portfolio, Class 1	—	—	4,318,928	19,068	82,561	5,303	(576,448)	3,684,290
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	4,241,545	23,132	98,230	(14,032)	(929,620)	3,222,795
SA Invesco Main Street Large Cap Portfolio, Class 1	—	—	16,812,168	71,503	309,604	20,279	(2,811,216)	13,783,130
SA Janus Focused Growth Portfolio, Class 1	—	—	11,412,413	37,388	3,553,923	844,902	(2,955,168)	5,785,612
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	6,258,460	28,668	318,085	7,879	(798,902)	5,178,020
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	22,611,129	95,339	1,412,805	152,707	(2,156,351)	19,290,019
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	32,273,243	153,241	665,458	(59,402)	(1,586,498)	30,115,126
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	8,493,810	41,710	180,602	20,342	(1,767,293)	6,607,967
SA Large Cap Growth Index Portfolio, Class 1	—	—	9,257,867	5,967,318	301,609	104,288	(3,045,806)	11,982,058
SA Large Cap Index Portfolio, Class 1	—	—	22,560,140	98,912	428,285	147,847	(3,769,326)	18,609,288
SA Large Cap Value Index Portfolio, Class 1	—	—	10,542,575	44,093	190,922	37,249	(1,224,104)	9,208,891
SA MFS Blue Chip Growth, Class 1	—	—	10,344,605	5,364,769	287,676	44,501	(2,954,227)	12,511,972
SA Mid Cap Index Portfolio, Class 1	—	—	3,953,749	17,876	77,401	17,033	(622,471)	3,288,786
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	15,046,325	71,504	309,604	(20,542)	(1,737,760)	13,049,923
SA PIMCO RAE International Value Portfolio, Class 1	—	—	6,425,566	20,259	87,721	(27)	(680,074)	5,678,003
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	10,700,652	50,053	216,723	(16,267)	(1,075,816)	9,441,899
SA Putnam International Growth and Income Portfolio, Class 1	—	—	17,466,604	77,463	335,404	(14,896)	(2,057,202)	15,136,565
SA Small Cap Index Portfolio, Class 1	—	—	3,912,253	16,684	72,241	7,633	(677,847)	3,186,482
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	31,826,058	141,498	3,024,257	(279,642)	(1,057,370)	27,606,287
	$ —	$ —	$526,020,690	$ 22,173,441	$ 30,110,120	$ 588,425	$ (64,321,401)	$ 454,351,035
†	Includes reinvestment of distributions paid.
SA Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2022
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$ 3,243,118	$ 1,141,768	$ 101,837	$ 3,947	$ (265,023)	$ 4,021,973
SA Columbia Focused Value Portfolio, Class 1	—	—	3,961,626	13,029	78,514	8,287	(544,858)	3,359,570
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	36,051,261	147,724	891,203	(109,076)	(1,874,727)	33,323,979
SA Multi-Managed International Equity Portfolio, Class 1	—	—	10,973,421	45,289	272,929	(19,918)	(1,522,792)	9,203,071
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	12,338,371	40,119	2,135,077	13,058	(2,756,766)	7,499,705
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	12,676,996	49,631	299,100	843	(1,276,209)	11,152,161
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,402,961	6,205	37,388	(11,263)	(310,918)	1,049,597

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

SA Allocation Moderate Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2022
SA Multi-Managed Mid Cap Value Portfolio, Class 1	$—	$—	$ 2,603,700	$ 9,305	$ 56,081	$ 10,160	$ (367,477)	$ 2,199,607
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	3,122,645	12,408	74,775	(11,788)	(450,780)	2,597,710
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	5,959,647	17,142	1,697,866	(112,593)	(1,064,226)	3,102,104
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	—	—	9,765,258	38,465	231,803	55,696	(1,810,444)	7,817,172
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	2,153,845	8,066	48,604	20,718	(348,817)	1,785,208
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	81,207	2,407,462	47,252	(1,759)	(2,030)	2,437,628
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	1,099,154	127,565	15,737	165	(121,813)	1,089,334
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	8,167,240	37,843	228,064	(8,833)	(505,053)	7,463,133
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	3,627,852	313,845	82,623	3,649	(640,823)	3,221,900
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	5,764,711	24,771	151,179	4,245	(1,076,959)	4,565,589
SA Fixed Income Index Portfolio, Class 1	—	—	13,159,031	54,666	330,390	(10,056)	(557,381)	12,315,870
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	13,804,837	52,466	1,134,022	(1,734)	(284,181)	12,437,366
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	10,886,210	37,844	1,428,064	122,063	(1,198,358)	8,419,695
SA Franklin Small Company Value Portfolio, Class 1	—	—	2,062,552	8,065	48,604	6,069	(307,040)	1,721,042
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	—	—	2,524,627	9,305	56,081	12,803	(261,073)	2,229,581
SA International Index Portfolio, Class 1	—	—	2,100,684	6,824	41,126	303	(278,481)	1,788,204
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	2,262,965	9,730	59,450	(4,383)	(500,029)	1,708,833
SA Invesco Main Street Large Cap Portfolio, Class 1	—	—	8,676,371	32,260	194,415	8,021	(1,450,602)	7,071,635
SA Janus Focused Growth Portfolio, Class 1	—	—	5,981,778	17,415	1,799,236	277,475	(1,402,874)	3,074,558
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	2,871,742	11,084	191,516	(16,521)	(346,040)	2,328,749
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	12,638,735	48,390	291,623	30,371	(1,171,440)	11,254,433
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	26,311,224	109,189	658,021	(60,070)	(1,281,626)	24,420,696
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	4,465,078	19,232	115,901	9,671	(929,948)	3,448,132
SA Large Cap Growth Index Portfolio, Class 1	—	—	5,184,296	2,531,703	203,574	66,691	(1,575,768)	6,003,348
SA Large Cap Index Portfolio, Class 1	—	—	11,167,543	40,946	246,758	81,612	(1,876,573)	9,166,770
SA Large Cap Value Index Portfolio, Class 1	—	—	5,680,228	21,094	127,118	24,370	(664,027)	4,934,547
SA MFS Blue Chip Growth, Class 1	—	—	5,351,654	2,729,048	183,922	17,024	(1,517,406)	6,396,398
SA Mid Cap Index Portfolio, Class 1	—	—	2,452,984	9,305	56,081	11,522	(387,499)	2,030,231
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	6,777,914	27,917	168,244	(13,498)	(779,179)	5,844,910
SA PIMCO RAE International Value Portfolio, Class 1	—	—	3,133,740	9,927	59,820	(503)	(330,767)	2,752,577
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	6,979,845	28,538	171,983	(7,281)	(704,436)	6,124,683
SA Putnam International Growth and Income Portfolio, Class 1	—	—	7,847,835	30,399	183,199	(388)	(930,173)	6,764,474
SA Small Cap Index Portfolio, Class 1	—	—	2,001,307	8,066	48,604	2,995	(346,146)	1,617,618
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	25,091,804	96,731	2,379,727	(167,105)	(887,647)	21,754,056
	$—	$—	$312,407,997	$10,390,781	$16,627,511	$ 234,989	$(34,908,409)	$271,497,847
†	Includes reinvestment of distributions paid.
SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2022
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$ 6,035,534	$ 251,849	$ 189,723	$ 2,130	$ (427,199)	$ 5,672,591
SA Columbia Focused Value Portfolio, Class 1	—	—	2,610,768	34,379	63,071	7,121	(361,475)	2,227,722
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	43,044,222	715,637	1,309,206	(155,834)	(2,215,342)	40,079,477
SA Multi-Managed International Equity Portfolio, Class 1	—	—	6,169,794	103,140	189,214	(12,437)	(856,746)	5,214,537

NOTES TO PORTFOLIO OF INVESTMENTS — June 30, 2022 — (unaudited) — (continued)

SA Allocation Balanced Portfolio
Security	Income	Capital Gain Distribution Received	Value at March 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at June 30, 2022
SA Multi-Managed Large Cap Growth Portfolio, Class 1	$—	$—	$ 7,695,317	$ 97,989	$ 1,471,986	$ (12,161)	$ (1,674,737)	$ 4,634,422
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	7,217,579	116,032	212,866	27,612	(754,242)	6,394,115
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	955,315	17,191	31,536	(5,505)	(213,855)	721,610
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	1,782,993	25,786	47,304	18,955	(264,019)	1,516,411
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	1,843,945	30,082	55,187	(10,346)	(262,899)	1,545,595
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	3,994,899	48,208	984,691	(74,086)	(753,547)	2,230,783
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	—	—	6,282,993	99,487	181,075	37,703	(1,165,979)	5,073,129
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	1,414,628	21,488	39,420	17,088	(232,795)	1,180,989
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	37,322	2,780,405	65,086	(1,451)	(2,420)	2,748,770
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	580,913	86,737	13,355	178	(64,656)	589,817
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	5,327,657	103,140	189,214	(15,181)	(320,146)	4,906,256
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	2,493,862	338,784	73,308	4,953	(446,459)	2,317,832
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	3,656,594	60,058	108,022	16,868	(698,424)	2,927,074
SA Fixed Income Index Portfolio, Class 1	—	—	14,747,158	242,913	441,975	(7,167)	(628,765)	13,912,164
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	15,703,242	240,554	2,647,945	(122,170)	(201,755)	12,971,926
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	7,338,451	103,140	1,189,214	113,737	(829,702)	5,536,412
SA Franklin Small Company Value Portfolio, Class 1	—	—	1,211,440	19,339	35,478	4,645	(181,799)	1,018,147
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	—	—	1,906,938	27,933	51,245	12,315	(199,705)	1,696,236
SA International Index Portfolio, Class 1	—	—	1,215,867	12,893	23,652	1,408	(162,807)	1,043,709
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,471,016	25,678	44,950	(12,424)	(315,637)	1,123,683
SA Invesco Main Street Large Cap Portfolio, Class 1	—	—	5,390,119	81,652	149,794	9,156	(905,062)	4,426,071
SA Janus Focused Growth Portfolio, Class 1	—	—	3,739,231	43,910	1,026,807	134,764	(864,724)	2,026,374
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	1,664,192	21,197	117,890	(2,251)	(208,456)	1,356,792
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	8,078,647	128,924	236,517	28,238	(757,109)	7,242,183
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	32,813,178	550,078	1,009,141	(90,353)	(1,584,462)	30,679,300
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	2,712,902	45,768	82,526	11,042	(569,937)	2,117,249
SA Large Cap Growth Index Portfolio, Class 1	—	—	3,063,850	1,627,420	145,211	49,890	(953,861)	3,642,088
SA Large Cap Index Portfolio, Class 1	—	—	6,787,185	98,842	181,330	66,799	(1,158,256)	5,613,240
SA Large Cap Value Index Portfolio, Class 1	—	—	3,515,842	55,867	102,491	20,662	(416,776)	3,073,104
SA MFS Blue Chip Growth, Class 1	—	—	3,746,243	1,681,541	152,334	17,841	(1,018,742)	4,274,549
SA Mid Cap Index Portfolio, Class 1	—	—	1,531,604	23,637	43,362	8,572	(243,509)	1,276,942
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	4,117,476	68,760	126,143	(8,934)	(473,149)	3,578,010
SA PIMCO RAE International Value Portfolio, Class 1	—	—	1,726,854	27,932	51,245	(281)	(182,411)	1,520,849
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	5,649,026	94,545	173,446	(15,327)	(562,704)	4,992,094
SA Putnam International Growth and Income Portfolio, Class 1	—	—	5,178,316	81,652	149,794	65	(615,794)	4,494,445
SA Small Cap Index Portfolio, Class 1	—	—	1,343,119	21,487	39,420	7,011	(237,332)	1,094,865
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	29,032,449	471,434	867,740	(95,820)	(1,131,909)	27,408,414
	$—	$—	$264,828,680	$10,727,488	$14,313,914	$ (22,975)	$(25,119,303)	$236,099,976
†	Includes reinvestment of distributions paid.
ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.